iShares Russell Series





SEMI-ANNUAL REPORT
September 30, 2001



[iShares LOGO]                                           The way you invest now.
  -----------                                                       Only better.
  BARCLAYS GLOBAL INVESTORS

TABLE OF CONTENTS

Shareholder Letter...............................................    1
Market Overview..................................................    3
Managers' Discussion & Analysis..................................    4
Schedules of Investments.........................................   12
   iShares Russell 3000 Index Fund...............................   12
   iShares Russell 3000 Growth Index Fund........................   46
   iShares Russell 3000 Value Index Fund.........................   66
   iShares Russell 2000 Index Fund...............................   88
   iShares Russell 2000 Growth Index Fund........................  110
   iShares Russell 2000 Value Index Fund.........................  125
   iShares Russell 1000 Index Fund...............................  140
   iShares Russell 1000 Growth Index Fund........................  152
   iShares Russell 1000 Value Index Fund.........................  159
   iShares Russell Midcap Index Fund.............................  168
   iShares Russell Midcap Growth Index Fund......................  178
   iShares Russell Midcap Value Index Fund.......................  183
Financial Statements.............................................  190
Financial Highlights.............................................  200
Notes to the Financial Statements................................  204

                      THIS PAGE INTENTIONALLY LEFT BLANK.

To Our Shareholders

The iShares Funds' semi-annual period ended September 30, 2001 was one of continued market volatility. Significant events during this period included:

 .    The S&P 500 experienced its worst quarter since the third quarter of 1987.

 .    The federal government passed a 10-year, $1.35 trillion tax-cut package.

 .    The Federal Reserve Board lowered short-term interest rates five times during the reporting period, bringing the federal funds rate to 3.00% and the discount rate to 2.50% by September 30.

 .    The terrorist attack on September 11 that tragically took the lives of more than 5,000 people and affected lives around the world also resulted in the equity markets remaining closed for four days, the longest period since World War I.

As you read through this report and review the performance of the iShares in your portfolio, we encourage you to keep long-term goals in mind when making investment decisions. While one fund's recent performance may be better than another's, it is important to remember that past performance is no guarantee of future results. Even as market conditions change, you should maintain your investment strategy as long as it remains appropriate for your short- or long-term objectives. One trait many successful investors share is the ability to stay focused on their personal financial goals and fundamental long-term market opinions, while ignoring temporary market swings.

We trust that the iShares are fulfilling your expectations as a simple, cost-effective way for you to invest in your future, and will continue to do so. We also encourage you to consider the appropriateness of other iShares as part of your long-term investment program. iShares offer investors a wide range of indexed investment choices based on market capitalization, investment style, and sector exposure.

We appreciate your confidence and look forward to helping you meet your investment goals.

iShares Funds                                                      November 2001



--------------------------------------------------------------------------------
iShares Shareholder Letter                                                page 1

                      THIS PAGE INTENTIONALLY LEFT BLANK.

Market Overview

U.S. Equity Markets
U.S. equity markets struggled during the six-month period ended September 30, 2001. During the period, the earnings warnings and revisions that had begun in late 2000 became commonplace, as did layoffs. Markets reflected the poor investor sentiment: On April 4, the Nasdaq Composite reached 1638, representing a loss of two-thirds of its value since its peak on March 10, 2000. That same day, the Dow Jones Industrial Average fell to 9485.71, a 20% drop from its record close on January 14, 2000. Poor economic indicators contributed to the bleak outlook.

In response to the signs of a faltering economy, the Federal Reserve Board (the "Fed") continued its efforts to avoid a recession. By the end of September, the Fed had lowered rates five times during the reporting period (following three cuts in the first quarter). The cuts represented a cumulative 2.00%, reducing the federal funds rate to 3.00%. The federal government also acted to stimulate the economy. In the second quarter, a $1.35 trillion tax cut was passed, including a tax rebate designed to inject capital into the economy in the third quarter.

Despite these actions, discouraging economic signs and poor earnings growth weighed on the markets. Industrial output figures reached their lowest levels in five years. GDP growth dipped to a paltry 0.2% for the second quarter, a fraction of its 5% rate a year earlier. The unemployment rate reached 4.9% in August, the highest level in 4 years. The Fed expressed continued concerns about the level of economic weakness, indicating more interest rate cuts could come later in the year.

The terrorist attack on U.S. soil on September 11 accelerated the broad market sell off. After remaining closed for four days following the attack, equity markets reopened on September 17. Despite the combined effects of monetary stimulus from the Fed and fiscal stimulus from the federal government, equity markets declined sharply through the remainder of the month. The losses resulted in the largest quarterly declines for both the S&P 500 and the Dow Jones Industrial Average since the quarter that included the stock market crash of 1987.

U.S. Fixed Income Markets
Like U.S. equity markets, bond markets experienced a volatile six-month period. However, because what is good for stocks typically tends to be bad for bonds and vice versa, the bond markets' performance was opposite the equities markets' performance. As the period opened, the weakening U.S. economy helped bond market returns. As the economy slowed, interest rates dropped, driving bond prices up. Spurred by the Fed's actions, short-term interest rates enjoyed the biggest gains.

During the second quarter, brief signs of possible economic recovery hurt bonds, particularly long-term Treasury bonds. Because the prospect of economic strength brought with it the potential for inflation, long-term rates crept up during the second quarter. The federal government's tax cut also lowered many projections of future government budget surpluses.

Although long-term bonds rallied during the reporting period, short-term rates saw the greatest improvement. Fed rate cuts throughout the six-month period helped short-term yields to drift lower. Although the Fed ultimately cut the target rate to 3.00% in September, enough liquidity was injected into the markets that federal funds actually traded closer to 1.00% during mid-September. The lower short-term rates caused the yield curve to steepen during the period. Following the terrorist attack on the U.S. on September 11, the markets experienced a flight to quality that led investors from equities and lower-quality bonds to the safe haven of government securities, particularly short-term issues.

By the end of the period, the 2-year Treasury note's yield had dropped to 2.85% representing its lowest level since the Eisenhower administration.

--------------------------------------------------------------------------------
iShares Market Overview                                                   page 3

Managers' Discussion & Analysis

                        iShares Russell 3000 Index Funds
                           Performance As Of 9/30/01
--------------------------------------------------------------------------------
                          Average Annual Total Returns
--------------------------------------------------------------------------------

                                                               Year Ended 9/30/01           Inception to 9/30/01
                                                          ----------------------------  ----------------------------
                  Fund                    Inception Date    NAV      Market    Index      Nav      Market    Index
                  ----                    --------------  --------  --------  --------  --------  --------  --------
iShares Russell 3000 Index Fund               05/22/00    (27.96)%  (28.54)%  (27.91)%  (18.49)%  (17.77)%  (18.31)%
iShares Russell 3000 Growth Index Fund        07/24/00    (45.43)%  (45.47)%  (45.37)%  (42.66)%  (39.68)%  (42.47)%
iShares Russell 3000 Value Index Fund         07/24/00     (8.18)%   (8.81)%   (7.98)%   (2.59)%   (1.69)%   (2.42)%

--------------------------------------------------------------------------------

Total returns represent the iShares Fund's change in value during the periods noted above. A Fund's "net asset value" is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate "market" returns is the price of the last reported trade for shares of each Fund on any national securities exchange or other major U.S. market. Market price and NAV may be calculated at different times, and this timing difference is one of the reasons that NAV and market returns may differ. Also, market price returns do not include brokers' commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

Market and NAV returns assume that dividends and capital gains distributions have been reinvested in the Fund at market price and net asset value, respectively. The returns shown in the table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. An Index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the Index does not actually hold a portfolio of securities and therefore does not incur the management, administration, distribution, transaction or other expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance is no guarantee of future results.


          [GRAPH]

Sector Breakout
---------------
Russell 3000 Index

Auto and Transportation    2.02%
Consumer Discretionary    12.19%
Consumer Staples           7.16%
Financial Services        21.37%
Health Care               16.28%
Integrated Oils            4.24%
Materials and Processing   3.23%
Other Energy               1.92%
Producer Durables          3.11%
Technology                13.74%
Utilities                  9.96%
Other                      4.78%

          [GRAPH]

Russell 3000 Growth Index

Auto and Transportation    0.70%
Consumer Discretionary    14.48%
Consumer Staples           7.81%
Financial Services        10.44%
Health Care               27.68%
Integrated Oils            0.06%
Materials and Processing   0.72%
Other Energy               2.32%
Producer Durables          2.48%
Technology                22.66%
Utilities                  2.80%
Other                      7.85%

            [GRAPH]

Russell 3000 Value Index

Autos and Transportation   3.23%
Consumer Discretionary    10.08%
Consumer Staples           6.55%
Financial Services        31.47%
Health Care                5.74%
Integrated Oils            8.12%
Materials and Processing   5.55%
Other Energy               1.56%
Producer Durables          3.69%
Technology                 5.50%
Utilities                 16.57%
Other                      1.94%

--------------------------------------------------------------------------------
  page 4                                                               i|Shares

The broad U.S. equity market, as measured by the Russell 3000 Index, experienced a tumultuous six-month period ended September 30, 2001. The iShares Russell 3000 Index Fund seeks to track the performance of the Russell 3000 Index. During the six months ended September 30, 2001, the Index declined 9.81%. The iShares Russell 3000 Growth Index Fund and Russell 3000 Value Index Fund seek to track the value and growth components, respectively, of the Russell 3000 Index. For the six-month period ended September 30, 2001, the Russell 3000 Growth Index declined 12.71%, while the Russell 3000 Value Index declined 6.36%. For the same period, the iShares Russell 3000 Index Fund dropped 9.88%; the Growth Fund was down 12.82% and the Value Fund fell 6.43%.

Volatility and market declines continued during the reporting period. Although the Federal Reserve Board (the "Fed") lowered rates an additional five times during the six-month period (following three cuts in the first quarter of 2001), the monetary stimulus did little to revive the slowing economy.

A burst of optimism came early in the reporting period, although it would be fleeting. The federal government's proposed $1.35 trillion tax cut package was followed by news that the GDP growth rate for the first quarter was a higher-than-expected 2%. Markets responded to the positive news, and experienced one of the best Aprils in a decade. However, May brought another dose of reality, when the first quarter GDP number was revised downward. The summer months brought weak corporate earnings reports, high unemployment claims, and warnings of lower future revenues. When second quarter GDP growth was reported to be a mere 0.2%, economic recovery looked less likely. The terrorist attack on September 11 dealt the economy another blow. Despite a 0.50% rate cut before markets reopened and fiscal stimulus provided by the Federal government, markets slumped though the end of September.

As would be expected, growth stocks' performance trailed the performance for value stocks during the six-month period ended September 30, 2001. That trend was reflected in the sector performance within the Russell 3000 Index. The best returns (and only positive sector returns) came from the consumer staples (7.16% of the Index as of September 30, 2001) and health care (16.28% of the Index as of September 30, 2001) sectors, which returned 2.22% and 2.46%, respectively. Technology stocks (13.74% of the Index) fell 26.19% during the period. Largely hurt by the aftermath of the September 11 attack, the auto and transportation group (2.02% of the Index) dropped 17.86%. Energy-related stocks (1.92% of the Index), which have experienced weakening demand as a result of the global economic slowdown, experienced the largest drop, falling 36.86% during the reporting period.

In terms of individual holdings, Johnson & Johnson (1.64% of the Russell 3000 Index as of September 30, 2001) posted strong gains, climbing 27.55% during the period. Regional telephone company SBC Communications (1.54% of the Index as of September 30, 2001), also logged positive returns of 6.88%. Merck & Company Inc. (1.48% of the Index) and General Electric (3.59% of the Index) declined 11.38% and 10.44%, respectively.

--------------------------------------------------------------------------------
iShares Managers' Discussion & Analysis                                 page 5

Managers' Discussion & Analysis

                        iShares Russell 2000 Index Funds
                           Performance as of 9/30/01

-------------------------------------------------------------------------------------------------------------------
                                                   Average Annual Total Returns
-------------------------------------------------------------------------------------------------------------------
                                                               Year Ended 9/30/01           Inception to 9/30/01
                                                          ----------------------------  ----------------------------
                  Fund                    Inception Date    NAV      Market    Index      NAV      Market    Index
                  ----                    --------------  --------  --------  --------  --------  --------  --------
iShares Russell 2000 Index Fund               05/22/00    (21.38)%  (21.87)%  (21.21)%   (9.83)%   (8.34)%   (9.37)%
iShares Russell 2000 Growth Index Fund        07/24/00    (42.75)%  (43.75)%  (42.59)%  (38.05)%  (34.94)%  (37.72)%
iShares Russell 2000 Value Index Fund         07/24/00      5.38%     4.83%     5.61%     8.51%     9.21%     8.81%
--------------------------------------------------------------------------------------------------------------------

Total returns represent the iShares Fund's change in value during the periods noted above. A Fund's "net asset value" is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate "market" returns is the price of the last reported trade for shares of each Fund on any national securities exchange or other major U.S. market. Market price and NAV may be calculated at different times, and this timing difference is one of the reasons that NAV and market returns may differ. Also, market price returns do not include brokers' commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

Market and NAV returns assume that dividends and capital gains distributions have been reinvested in the Fund at market price and net asset value, respectively. The returns shown in the table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. An Index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the Index does not actually hold a portfolio of securities and therefore does not incur the management, administration, distribution, transaction or other expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance is no guarantee of future results.

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

                                Sector Breakout
                                ---------------
                              Russell 2000 Index

Auto and Transportation    3.49%
Consumer Discretionary    16.70%
Consumer Staples           3.54%
Financial Services        23.97%
Health Care               13.58%
Integrated Oils            0.10%
Materials and Processing   8.68%
Other Energy               2.82%
Producer Durables          8.37%
Technology                12.06%
Utilities                  5.75%
Other                      0.94%

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

                           Russell 2000 Growth Index

Auto and Transportation    1.73%
Consumer Discretionary    19.42%
Consumer Staples           2.15%
Financial Services        11.62%
Health Care               25.16%
Integrated Oils            0.05%
Materials and Processing   3.63%
Other Energy               4.56%
Producer Durables          9.54%
Technology                18.69%
Utilities                  2.84%
Other                      0.61%

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

                           Russell 2000 Value Index

Auto and Transportation    5.00%
Consumer Discretionary    14.37%
Consumer Staples           4.73%
Financial Services        34.54%
Health Care                3.66%
Integrated Oils            0.14%
Materials and Processing  13.00%
Other Energy               1.33%
Producer Durables          7.37%
Technology                 6.38%
Utilities                  8.24%
Other                      1.24%

--------------------------------------------------------------------------------
  page 6                                                                i|Shares

Small capitalization stocks, as measured by the Russell 2000 Index, endured continued market volatility during the six-month period ended September 30, 2001. The iShares Russell 2000 Index Fund seeks to track the Russell 2000 Index. During the six-month period ended September 30, 2001, the Russell 2000 Index declined 9.47%. The iShares Russell 2000 Growth Index Fund and iShares Russell 2000 Value Index Fund seek to track the growth and value components of the Russell 2000 Index, respectively. For the six-month period ended September 30, 2001, the Russell 2000 Growth Index declined 15.15%, while the Russell 2000 Value Index declined 3.25%. For the same period, the iShares Russell 2000 Index Fund was down 9.68%; the Growth Fund fell 15.37% while the Value Fund dropped 3.42%.

The reporting period opened amid the same familiar themes of earnings warnings, layoffs, and weak economic reports. On April 4, 2001, the Nasdaq Composite dipped to 1638, having lost two-thirds of its value since its high on March 10, 2000. In an effort to stimulate the slowing economy, the Federal Reserve Board (the "Fed"), led a campaign of lowering short-term interest rates throughout the period. Initially, the Fed moves, combined with a proposed tax cut in April and some encouraging economic figures, helped drive the equity markets up: the Nasdaq Composite returned 15% for the month of April alone. However, the optimism was short-lived, and stock prices generally drifted lower over the next few months. Economic figures released during the period only fueled the decline: second quarter GDP growth was a paltry 0.2%, and, in August, unemployment figures reached 4.9%. Finally, on September 11, the terrorist attack that impacted the emotions of all Americans also rattled an already shaky market. After remaining closed for four days following the attack, equity markets reopened on September 17, falling sharply through the end of the reporting period.

Not surprisingly, growth-oriented stocks were hit harder than their value counterparts during the reporting period. Investors continued to sell their shares of technology stocks in favor of more traditionally defensive securities as the economy slowed. After the terrorist attack on September 11, a flight to quality widened the performance gap between growth and value stocks further.

Energy-related stocks fell during the reporting period ended September 30, 2001, as the global slowdown led to reduced demand. Within the Russell 2000 Index, energy stocks (2.82% of the Index as of September 30, 2001) suffered the biggest declines, falling 33.78%. Technology stocks (12.06% of the Index as of September 30, 2001) dropped 25.89% during the period. Viewed as a defensive area, consumer staples (3.54% of the Index) delivered the best returns in the Index, rising 17.30%.

In terms of individual holdings, the top-performing stock among the Index's ten largest positions during the period was Alliant Techsystems (0.27% of the Index as of September 30, 2001). The defense company's share price surged in the wake of the September 11 attack and logged a return of 45.00% for the period. Other strong performers included Dean Foods Company (0.25% of the Index) and Dial Corporation (0.23% of the Index), which returned 38.06% and 32.78%, respectively.

--------------------------------------------------------------------------------
iShares Managers' Discussion & Analysis                                 page 7

Managers' Discussion & Analysis

                        iShares Russell 1000 Index Funds
                           Performance as of 9/30/01

--------------------------------------------------------------------------------------------------------------------
                                                   Average Annual Total Returns
--------------------------------------------------------------------------------------------------------------------
                                                               Year Ended 9/30/01           Inception to 9/30/01
                                                          ----------------------------  ----------------------------
                  Fund                    Inception Date    NAV      Market    Index      NAV      Market    Index
                  ----                    --------------  --------  --------  --------  --------  --------  --------
iShares Russell 1000 Index Fund               05/15/00    (28.44)%  (28.61)%  (28.42)%  (21.03)%  (19.14)%  (20.87)%
iShares Russell 1000 Growth Index Fund        05/22/00    (45.69)%  (45.90)%  (45.64)%  (34.50)%  (33.89)%  (34.29)%
iShares Russell 1000 Value Index Fund         05/22/00     (9.00)%   (9.49)%   (8.91)%   (4.10)%   (3.68)%   (3.96)%
--------------------------------------------------------------------------------------------------------------------

Total returns represent the iShares Fund's change in value during the periods noted above. A Fund's "net asset value" is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate "market" returns is the price of the last reported trade for shares of each Fund on any national securities exchange or other major U.S. market. Market price and NAV may be calculated at different times, and this timing difference is one of the reasons that NAV and market returns may differ. Also, market price returns do not include brokers' commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

Market and NAV returns assume that dividends and capital gains distributions have been reinvested in the Fund at market price and net asset value, respectively. The returns shown in the table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. An Index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the Index does not actually hold a portfolio of securities and therefore does not incur the management, administration, distribution, transaction or other expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance is no guarantee of future results.

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

                                Sector Breakout
                                ---------------
                              Russell 1000 Index

Auto and Transportation    1.91%
Consumer Discretionary    11.88%
Consumer Staples           7.41%
Financial Services        21.19%
Health Care               16.47%
Integrated Oils            4.53%
Materials and Processing   2.85%
Other Energy               1.86%
Producer Durables          2.74%
Technology                13.86%
Utilities                 10.25%
Other                      5.05%

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

                           Russell 1000 Growth Index

Auto and Transportation    0.63%
Consumer Discretionary    14.15%
Consumer Staples           8.19%
Financial Services        10.36%
Health Care               27.86%
Integrated Oils            0.06%
Materials and Processing   0.53%
Other Energy               2.17%
Producer Durables          2.01%
Technology                22.92%
Utilities                  2.79%
Other                      8.33%

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

                           Russell 1000 Value Index

Auto and Transportation    3.11%
Consumer Discretionary     9.77%
Consumer Staples           6.68%
Financial Services        31.25%
Health Care                5.89%
Integrated Oils            8.69%
Materials and Processing   5.01%
Other Energy               1.58%
Producer Durables          3.42%
Technology                 5.43%
Utilities                 17.18%
Other                      1.99%

--------------------------------------------------------------------------------
  page 8                                                                i|Shares

The Russell 1000 Index endured another volatile reporting period. The iShares Russell 1000 Index Fund seeks to track the Russell 1000 Index. For the six-month period ended September 30, 2001, the Index fell 9.88%. The iShares Russell 1000 Growth Index Fund and iShares Russell 1000 Value Index Fund seek to track the growth and value components of the Russell 1000 Index, as represented by the Russell 1000 Growth Index and the Russell 1000 Value Index, respectively. During the six-month period ended September 30, 2001, the Russell 1000 Growth Index declined 12.63% and the Russell 1000 Value Index declined 6.60%. For the same period, the iShares Russell 1000 Index Fund was down 9.94%; the Growth Fund dropped 12.70% while the Value Fund fell 6.66%.

Stock markets suffered through a difficult six months, driven by many of the same themes from previous reporting periods: corporations announced layoffs and missed earnings targets, economic signs weakened, and the Federal Reserve Board (the "Fed") continued its aggressive easing of monetary policy in an attempt to help the economy sidestep a recession. Some optimism did return to the stock markets in the first few months of the reporting period. In addition to the Fed's actions toward reviving the economy, the federal government also attempted to stimulate the economy by passing a $1.35 trillion tax-cut package that included tax rebates in the third quarter. Investors seemed to respond positively to these moves as they bid up stock prices.

However, optimism was fleeting. By July, second quarter earnings brought another wave of lower earnings reports from Corporate America. Compounding the bleak outlook, second quarter GDP growth was reported at 0.2%, and by August, unemployment claims had risen to 4.9%. A flailing economy was dealt another blow on September 11, when the terrorist attack on the U.S. that took the lives of so many Americans also robbed investors of their confidence in the markets.

Continuing the trend that began in 2000, value stocks outperformed growth stocks during the six-month period. Investors largely migrated away from growth-oriented sectors, like technology stocks, toward more defensive areas, like consumer staples.

Within the Russell 1000 Index, the two sectors that were the most adversely affected were energy (1.86% of the Index as of September 30, 2001) and technology (13.86% of the Index as of September 30, 2001), which declined 37.38% and 25.77% over the reporting period, respectively. Declining demand for energy in the face of slower global economic growth hurt energy shares. Technology shares continued to be negatively affected by the flight away from "new economy" growth shares. The only two sectors within the Russell 1000 Index to log positive returns during the reporting period were consumer staples (7.41% of the Index) and health care (16.47% of the Index), which gained 1.55% and 2.46%, respectively. Both sectors fared well because they are viewed as defensive areas in times of slower economic growth or uncertainty.

In terms of individual Index holdings, Johnson & Johnson (1.75% of the Russell 1000 Index as of September 30, 2001) delivered impressive gains, rising 27.55%. SBC Communications (1.64% of the Index) also fared well, returning 6.88%. Merck (1.58% of the Index) fell 11.38%, while General Electric (3.83% of the Index) declined 10.44% over the reporting period.

--------------------------------------------------------------------------------
iShares Managers' Discussion & Analysis                                 page 9

Managers' Discussion & Analysis

                       iShares Russell Midcap Index Funds
                           Performance as of 9/30/01

-------------------------------------------------------------------------------------
                                  Total Returns
--------------------------------------------------------------------------------------
                                                              Inception to 9/30/01
                                                          ----------------------------
                  Fund                    Inception Date    Nav      Market    Index
                  ----                    --------------  --------  --------  --------
iShares Russell Midcap Index Fund             07/17/01    (15.57)%  (14.89)%  (15.54)%
iShares Russell Midcap Growth Index Fund      07/17/01    (22.79)%  (21.91)%  (22.73)%
iShares Russell Midcap Value Index Fund       07/17/01    (11.30)%  (10.62)%  (11.26)%
--------------------------------------------------------------------------------------

Total returns represent the iShares Fund's change in value during the periods noted above. A Fund's "net asset value" is the value of one share of a fund as calculated in accordance with the standard formula for valuing mutual fund shares. The price used to calculate "market" returns is the price of the last reported trade for shares of each Fund on any national securities exchange or other major U.S. market. Market price and NAV may be calculated at different times, and this timing difference is one of the reasons that NAV and market returns may differ. Also, market price returns do not include brokers' commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower.

Market and NAV returns assume that dividends and capital gains distributions have been reinvested in the Fund at market price and net asset value, respectively. The returns shown in the table above do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption or sale of Fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. An Index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, the Index does not actually hold a portfolio of securities and therefore does not incur the management, administration, distribution, transaction or other expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. The Fund's past performance is no guarantee of future results.

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

                                Sector Breakout
                                ---------------
                             Russell Midcap Index

Auto and Transportation    2.80%
Consumer Discretionary    15.64%
Consumer Staples           4.86%
Financial Services        22.46%
Health Care               13.09%
Integrated Oils            1.75%
Materials and Processing   7.01%
Other Energy               3.55%
Producer Durables          6.07%
Technology                10.76%
Utilities                  9.99%
Other                      2.02%

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

                          Russell Midcap Growth Index

Auto and Transportation    1.03%
Consumer Discretionary    18.74%
Consumer Staples           3.17%
Financial Services        11.24%
Health Care               28.17%
Integrated Oils            0.36%
Materials and Processing   2.97%
Other Energy               5.25%
Producer Durables          6.20%
Technology                20.87%
Utilities                  1.68%
Other                      0.32%

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

                          Russell Midcap Value Index

Auto and Transportation    3.73%
Consumer Discretionary    14.02%
Consumer Staples           5.74%
Financial Services        28.33%
Health Care                5.19%
Integrated Oils            2.48%
Materials and Processing   9.12%
Other Energy               2.67%
Producer Durables          6.01%
Technology                 5.47%
Utilities                 14.33%
Other                      2.91%

--------------------------------------------------------------------------------
  page 10                                                               i|Shares

The iShares Russell Midcap Index Fund seeks to track the Russell Midcap Index. From the inception of the Fund on July 17, 2001 through September 30, 2001, the Index declined 15.54%. The iShares Russell Midcap Growth Index Fund and iShares Russell Midcap Value Index Fund seek to track the performance of the growth and value components of the Russell Midcap Index, as represented by the Russell Midcap Growth Index and the Russell Midcap Value Index, respectively. During the period from each Fund's inception on July 17, 2001 through September 30, 2001, the Russell Midcap Growth Index declined 22.73% and the Russell Midcap Value Index was down 11.26%, respectively. For the same period, the iShares Russell Midcap Index Fund fell 15.57%; the Growth Fund dropped 22.79% while the Value Fund fell 11.30%.

Many of the themes of previous months carried over into the six-month reporting period ended September 30, 2001, which opened amid earnings disappointments, weak economic indicators and job cuts. Working to prevent the sluggish economy from falling into recession, the Federal Reserve (the "Fed") continued its stance on lowering interest rates. Following three rate cuts in the first quarter, the Fed chopped rates an additional five times during the next six months. By the end of September, the Fed Funds rate stood at 3.00%, its lowest level in more than seven years. Early in the reporting period, the Fed's actions, combined with a tax cut that would bring relief to investors and some positive economic figures, briefly sparked some optimism in the markets. For the second quarter of 2001, the broader market, as measured by the S&P 500, rose 5.83%.

However, market sentiment eroded during the next few months. Second quarter earnings announcements included reports of missed targets and downward revisions for annual revenue estimates. In August, weak economic indicators, including poor GDP figures and high unemployment claims, made economic recovery appear more distant. Finally, on September 11, the terrorist attack on the U.S. compounded the markets' troubles. Equity markets closed for four days following the attack, reopening on September 17. Despite preemptive action by both the Fed and the federal government, markets suffered further declines through the end of the month.

For the reporting period, growth stocks trailed their value counterparts. The divergence between growth and value was largely explained by the technology sector's performance during the period. Technology stocks (10.76% of the Russell Midcap Index as of September 30, 2001) suffered the most significant losses during the period, falling 36.45%. Auto and transportation shares (2.80% of the Russell Midcap Index as of September 30) fell 30.90%, in part due to the effects of the September 11 attack. Consumer discretionary stocks (15.64% of the Russell Midcap Index) fell 22.16%. The only positive performance during the reporting period came from consumer staples shares (4.86% of the Russell Midcap Index), which gained 4.75%. The group did well because many investors considered them a defensive area in times of economic uncertainty.

In terms of individual holdings, the best performance came from defense contractor Raytheon (0.56% of the Russell Midcap Index as of September 30,
2001), whose shares shot up after the September 11 attack. Raytheon gained 34.43% during the reporting period. The share price of Guidant Corporation (0.54% of the Russell Midcap Index as of September 30, 2001) soared 33.26% during the period. Retail food chain Albertson's Inc. (0.60% of the Index) also fared well, rising 10.62%. Financial companies Key Corp (0.47% of the Index) and Comerica (0.45% of the Index) both posted losses, falling 6.94% and 6.53%, respectively.

--------------------------------------------------------------------------------
iShares Managers' Discussion & Analysis                                page 11
iShares Russell 3000 Index Fund
Schedule of Investments
September 30, 2001 (Unaudited)

Security                                      Shares         Value
------------------------------------------------------------------

COMMON STOCKS - 99.78%
------------------------------------------------------------------
General Electric Co.                         735,552  $ 27,362,534
Exxon Mobil Corp.                            510,862    20,127,963
Pfizer Inc.                                  467,473    18,745,667
Microsoft Corp.(1)(2)                        323,636    16,560,454
Citigroup Inc.                               386,009    15,633,364
American International Group Inc.            170,640    13,309,920
Johnson & Johnson                            225,286    12,480,844
International Business Machines Corp.        128,641    11,873,564
SBC Communications Inc.                      249,084    11,736,838
Merck & Co. Inc.                             169,505    11,289,033
Verizon Communications Inc.                  200,505    10,849,326
AOL Time Warner Inc.(1)                      316,135    10,464,068
Intel Corp.                                  498,245    10,184,128
Wal-Mart Stores Inc.                         205,658    10,180,071
Bristol-Myers Squibb Co.                     143,454     7,970,304
Philip Morris Companies Inc.                 161,791     7,812,887
Coca-Cola Co.                                155,711     7,295,060
Procter & Gamble Co.                          96,030     6,990,024
Bank of America Corp.                        118,816     6,938,854
Home Depot Inc.                              172,946     6,635,938
Cisco Systems Inc.(1)                        542,268     6,604,824
PepsiCo Inc.                                 131,326     6,369,311
Fannie Mae                                    75,479     6,042,849
Abbott Laboratories                          114,812     5,953,002
BellSouth Corp.                              138,809     5,767,514
Lilly (Eli) and Company                       71,103     5,738,012
American Home Products Corp.                  97,544     5,681,938
Wells Fargo & Company                        126,813     5,636,838
AT&T Corp.                                   261,625     5,049,362
JP Morgan Chase & Co.                        147,130     5,024,490
Amgen Inc.(1)                                 77,495     4,554,381
Chevron Corp.                                 47,532     4,028,337
Schering-Plough Corp.                        108,408     4,021,937
Oracle Corp.(1)                              311,064     3,913,185
Pharmacia Corporation                         96,397     3,909,862
Medtronic Inc.                                89,619     3,898,427
Morgan Stanley Dean Witter & Co.              82,501     3,823,921
Viacom Inc. "B"(1)                            98,724     3,405,978
Freddie Mac                                   51,605     3,354,325
WorldCom Inc.(1)                             218,879     3,291,940
U.S. Bancorp                                 145,487     3,226,902
Texas Instruments Inc.                       128,453     3,208,756
Wachovia Corp.                               102,750     3,185,250
Dell Computer Corp.(1)                       166,946     3,093,509
FleetBoston Financial Corp.                   80,310     2,951,393
Du Pont (E.I.) de Nemours                     77,145     2,894,480
Walt Disney Co. (The)                        154,904     2,884,312
Minnesota Mining & Manufacturing Co.          29,170     2,870,328
American Express Co.                          98,029     2,848,723
Anheuser-Busch Companies Inc.                 65,961     2,762,447
Bank One Corp.                                86,454     2,720,707
QUALCOMM Inc.(1)                              56,301     2,676,550
Texaco Inc.                                   40,868     2,656,420
Walgreen Co.                                  75,375     2,595,161
McDonald's Corp.                              95,552     2,593,281
Motorola Inc.                                163,144     2,545,046
Merrill Lynch & Co. Inc.                      62,031     2,518,459
Comcast Corp. "A"(1)                          69,995     2,510,721
Washington Mutual Inc.                        64,966     2,499,892
Cardinal Health Inc.                          33,193     2,454,622
Kimberly-Clark Corp.                          39,277     2,435,174
Liberty Media Corp. "A"(1)                   191,701     2,434,603
Baxter International Inc.                     43,595     2,399,905
Colgate-Palmolive Co.                         41,143     2,396,580
AT&T Wireless Services Inc.(1)               156,796     2,342,532
Ford Motor Company                           134,229     2,328,873
Gillette Co.                                  78,150     2,328,870
Fifth Third Bancorp                           36,293     2,231,294
Dow Chemical Co.                              66,667     2,184,011
Automatic Data Processing Inc.                46,234     2,174,847
Duke Energy Corp.                             57,354     2,170,849
Target Corp.                                  66,703     2,117,820
Electronic Data Systems Corp.                 34,777     2,002,460
Boeing Co.                                    59,759     2,001,926
Sun Microsystems Inc.(1)                     241,357     1,996,022
Allstate Corp.                                53,406     1,994,714
Alcoa Inc.                                    63,591     1,971,957
Marsh & McLennan Companies Inc.               20,381     1,970,843
Household International Inc.                  34,209     1,928,703
EMC Corp.(1)                                 163,449     1,920,526
Bank of New York Co. Inc.                     54,557     1,909,495
Hewlett-Packard Co.                          117,024     1,884,086
Lowe's Companies Inc.                         57,154     1,808,924
General Motors Corp. "A"                      40,624     1,742,770
Applied Materials Inc.(1)                     60,408     1,718,004
HCA - The Healthcare Company                  38,195     1,692,420
First Data Corp.                              29,030     1,691,288
Qwest Communications International Inc.       99,772     1,666,192
United Technologies Corp.                     34,894     1,622,571
MBNA Corp.                                    52,952     1,603,916

--------------------------------------------------------------------------------
  page 12                                                               i|Shares
iShares Russell 3000 Index Fund
Schedule of Investments (continued)
September 30, 2001 (Unaudited)

Security                                      Shares         Value
------------------------------------------------------------------

COMMON STOCKS (continued)
------------------------------------------------------------------
Honeywell International Inc.                  60,071  $  1,585,874
El Paso Corp.                                 37,710     1,566,851
UnitedHealth Group Inc.                       23,501     1,562,817
Phillips Petroleum Co.                        28,104     1,515,930
Enron Corp.                                   55,528     1,512,027
Emerson Electric Co.                          31,751     1,494,202
Kroger Co./(1)/                               59,586     1,468,199
Lucent Technologies Inc./(2)                 252,253     1,445,410
Tenet Healthcare Corp./(1)/                   24,125     1,439,056
Clear Channel Communications Inc./(1)/        35,855     1,425,236
Safeway Inc./(1)/                             35,426     1,407,121
Sprint Corp. (FON Group)/(2)/                 57,759     1,386,794
Alltel Corp.                                  23,202     1,344,556
National City Corp.                           44,626     1,336,549
General Dynamics Corp.                        14,899     1,315,880
Sara Lee Corp.                                61,358     1,306,925
Sysco Corp.                                   49,847     1,273,092
Sprint Corp. (PCS Group)/(1)(2)/              47,986     1,261,552
International Paper Co.                       35,788     1,245,422
Waste Management Inc.                         46,282     1,237,581
SunTrust Banks Inc.                           18,503     1,232,300
BB&T Corp.                                    33,719     1,229,058
PNC Financial Services Group                  21,398     1,225,036
Southern Co.                                  50,695     1,215,666
Costco Wholesale Corp./(1)/                   33,420     1,188,415
Gannett Co. Inc.                              19,579     1,176,894
Conoco Inc. "B"                               46,276     1,172,634
Goldman Sachs Group Inc. (The)/(2)/           16,271     1,160,936
Lockheed Martin Corp.                         26,396     1,154,825
Mellon Financial Corp.                        35,422     1,145,193
Caterpillar Inc.                              25,423     1,138,950
State Street Corp.                            24,097     1,096,414
Heinz (H.J.) Co.                              25,846     1,089,409
Dominion Resources Inc.                       18,346     1,088,835
Exelon Corp.                                  23,723     1,058,046
AFLAC Inc.                                    38,964     1,052,028
Compaq Computer Corp.                        125,973     1,046,836
Hartford Financial Services Group Inc.        17,572     1,032,179
American Electric Power Inc.                  23,853     1,031,165
Kohls Corp./(1)/                              21,283     1,021,584
Lehman Brothers Holdings Inc.                 17,874     1,016,137
Williams Companies Inc.                       37,078     1,012,229
USA Education Inc./(2)/                       11,965       992,018
Equity Office Properties Trust                30,615       979,680
CVS Corp.                                     29,136       967,315
General Mills Inc.                            21,088       959,504
Albertson's Inc.                              29,984       955,890
Forest Laboratories Inc. "A"/(1)/             13,058       942,004
Illinois Tool Works Inc.                      17,268       934,371
Schwab (Charles) Corp.                        80,926       930,649
Chubb Corp.                                   12,829       916,119
Harley-Davidson Inc./(2)/                     22,511       911,695
Concord EFS Inc./(1)(2)/                      18,610       910,959
CIGNA Corp.                                   10,934       906,975
Hancock (John) Financial Services Inc.        22,677       905,946
Anadarko Petroleum Corp.                      18,648       896,596
ConAgra Foods Inc.                            39,794       893,375
Raytheon Co.                                  25,601       889,635
United Parcel Service Inc.                    17,109       889,326
Omnicom Group Inc.                            13,702       889,260
TXU Corporation                               19,022       881,099
Guidant Corp./(1)/                            22,739       875,451
Computer Associates International Inc.        33,833       870,861
General Motors Corp. "H"/(1)/                 64,875       864,784
Union Pacific Corp.                           18,376       861,834
McGraw-Hill Companies Inc.                    14,456       841,339
Southwest Airlines Co.                        56,420       837,273
Analog Devices Inc./(1)/                      25,336       828,487
FedEx Corp./(1)/                              22,109       812,506
Cendant Corp./(1)(2)/                         63,462       812,314
Maxim Integrated Products Inc./(1)/           22,882       799,497
McKesson HBOC Inc.                            21,105       797,558
Weyerhaeuser Co.                              15,955       777,168
Burlington Northern Santa Fe Corp.            29,039       776,793
Linear Technology Corp.                       23,543       772,210
Avon Products Inc./(2)/                       16,633       769,276
Northern Trust Corp.                          14,627       767,625
KeyCorp                                       31,463       759,517
Micron Technology Inc./(1)/                   40,053       754,198
Sears, Roebuck and Co.                        21,714       752,173
Paychex Inc.                                  23,510       740,800
Comerica Inc.                                 13,270       735,158
AON Corp.                                     17,174       721,308
Baker Hughes Inc.                             24,864       719,813
Halliburton Co.                               31,788       716,819
Genentech Inc./(1)/                           16,268       715,792
Capital One Financial Corp.                   15,548       715,674
Xcel Energy Inc.                              25,419       715,545
Becton Dickinson & Co.                        19,037       704,369
FPL Group Inc.                                13,037       698,131

--------------------------------------------------------------------------------
iShares Schedules of Investments                                       page 13
iShares Russell 3000 Index Fund
Schedule of Investments (continued)
September 30, 2001 (Unaudited)

Security                                      Shares         Value
------------------------------------------------------------------

COMMON STOCKS (continued)
------------------------------------------------------------------
Eastman Kodak Co.                             21,442  $    697,508
Masco Corp.                                   34,088       696,759
Pitney Bowes Inc.                             18,237       696,653
Progress Energy Inc.                          16,075       691,064
TJX Companies Inc.                            20,616       678,266
Occidental Petroleum Corp.                    27,559       670,786
Agilent Technologies Inc./(1)/                33,855       661,865
MetLife Inc./(2)/                             22,116       656,845
Public Service Enterprise Group Inc.          15,422       656,206
Ralston Purina Group                          20,000       656,000
Genzyme Corp. - General Division/(1)/         14,415       654,729
Deere & Co.                                   17,386       653,887
Air Products & Chemicals Inc.                 16,867       650,729
Allergan Inc.                                  9,797       649,541
Lincoln National Corp.                        13,911       648,670
SouthTrust Corp.                              25,444       648,059
St. Paul Companies Inc.                       15,665       645,711
May Department Stores Co.                     22,140       642,503
Consolidated Edison Inc./(2)/                 15,734       640,688
Progressive Corporation                        4,726       632,811
VeriSign Inc./(1)(2)/                         14,995       628,291
Corning Inc.                                  69,728       615,001
Dynegy Inc. "A"                               17,705       613,478
Northrop Grumman Corp.                         6,069       612,969
USX-Marathon Group Inc.                       22,880       612,040
Biogen Inc./(1)/                              11,002       611,491
FirstEnergy Corp.                             16,589       596,375
Wrigley (William Jr.) Co.                     11,565       593,285
Cox Communications Inc. "A"/(1)(2)/           14,143       590,470
Unocal Corp.                                  17,970       584,025
Biomet Inc.                                   19,828       579,969
Equity Residential Properties Trust            9,895       577,868
PPG Industries Inc.                           12,489       571,372
Interpublic Group of Companies Inc.           27,788       566,875
MedImmune Inc./(1)/                           15,763       561,636
Best Buy Co. Inc./(1)/                        12,221       555,444
Xilinx Inc./(1)/                              23,449       551,755
Mirant Corp./(1)/                             25,145       550,675
MBIA Inc.                                     10,978       548,900
Golden West Financial Corp.                    9,436       548,232
IMS Health Inc.                               21,842       547,142
King Pharmaceuticals Inc./(1)/                13,033       546,734
Archer-Daniels-Midland Co.                    43,241       544,404
Bed Bath & Beyond Inc./(1)/                   21,382       544,386
Veritas Software Corp./(1)/                   29,435       542,781
Gap Inc. (The)                                45,043       538,264
Solectron Corp./(1)(2)/                       46,109       537,170
Burlington Resources Inc.                     15,692       536,823
Kellogg Co.                                   17,843       535,290
JDS Uniphase Corp./(1)/                       83,784       529,515
DTE Energy Co.                                12,291       529,128
Block (H & R) Inc.                            13,685       527,694
Stryker Corp.                                  9,954       526,567
AmerisourceBergen Corp./(1)(2)/                7,261       515,168
Calpine Corp./(1)(2)/                         22,505       513,339
Reliant Energy Inc.                           19,448       511,871
Wellpoint Health Networks Inc./(1)/            4,629       505,255
Entergy Corp.                                 14,166       503,743
Jefferson-Pilot Corp.                         11,300       502,624
Synovus Financial Corp.                       18,195       502,182
Mattel Inc./(1)/                              31,860       498,928
CSX Corp.                                     15,802       497,763
Praxair Inc.                                  11,838       497,196
AmSouth Bancorp                               27,452       496,058
Delphi Automotive Systems Corp.               41,622       489,058
Regions Financial Corp.                       16,851       486,320
Georgia-Pacific Corp.                         16,852       485,169
SunGard Data Systems Inc./(1)/                20,586       481,095
eBay Inc./(1)(2)/                             10,510       480,832
Boston Scientific Corp./(1)/                  23,280       477,240
Marriott International Inc. "A"               14,205       474,447
Fiserv Inc./(1)/                              13,854       473,807
Clorox Co.                                    12,796       473,452
Loews Corp.                                   10,225       473,213
Healthsouth Corp./(1)/                        28,867       469,377
Charter One Financial Inc.                    16,620       469,011
New York Times Co. "A"                        11,790       460,164
Norfolk Southern Corp.                        28,514       459,646
M&T Bank Corp.                                 6,187       457,838
Intuit Inc./(1)/                              12,776       457,381
MGIC Investment Corp.                          6,977       455,877
Hershey Foods Corp.                            6,955       454,648
Campbell Soup Co.                             16,228       454,384
Dover Corp.                                   15,043       452,945
Staples Inc./(1)/                             33,868       451,122
Marshall & Ilsley Corp.                        7,935       449,835
Franklin Resources Inc.                       12,818       444,400
Tribune Co.                                   14,077       442,018
Altera Corp./(1)/                             26,966       441,703
Immunex Corp./(1)(2)/                         23,567       440,232

--------------------------------------------------------------------------------
  page 14                                                               i|Shares
iShares Russell 3000 Index Fund
Schedule of Investments (continued)
September 30, 2001 (Unaudited)

Security                                                    Shares         Value
--------------------------------------------------------------------------------

COMMON STOCKS (continued)
--------------------------------------------------------------------------------
PG&E Corp.                                                  28,748     $ 436,970
KLA-Tencor Corp./(1)(2)/                                    13,798       435,741
Union Planters Corp.                                        10,156       435,692
St. Jude Medical Inc./(1)/                                   6,361       435,410
Moody's Corp.                                               11,682       432,234
Kerr-McGee Corp.                                             8,284       430,022
Watson Pharmaceuticals Inc./(1)/                             7,828       428,270
Tricon Global Restaurants Inc./(1)/                         10,895       427,302
Penney (J.C.) Company Inc.                                  19,490       426,831
Newell Rubbermaid Inc./(2)/                                 18,773       426,335
Providian Financial Corp.                                   21,143       426,031
Lexmark International Group Inc. "A"/(1)/                    9,519       425,594
Electronic Arts Inc./(1)/                                    9,317       425,507
Adobe Systems Inc.                                          17,712       424,734
R.J. Reynolds Tobacco Holdings Inc.                          7,388       422,150
Starbucks Corp./(1)(2)/                                     28,119       420,098
Johnson Controls Inc.                                        6,432       419,624
Cincinnati Financial Corp.                                  10,062       418,780
Xerox Corp.                                                 52,849       409,580
IDEC Pharmaceuticals Corp./(1)(2)/                           8,252       409,052
Genuine Parts Co.                                           12,756       406,406
AES Corp./(1)/                                              31,594       405,035
Apple Computer Inc./(1)/                                    25,867       401,197
UST Inc.                                                    12,084       401,189
Apache Corp.                                                 9,300       399,900
UNUMProvident Corp.                                         15,833       399,783
Zimmer Holdings Inc./(1)/                                   14,397       399,517
National Commerce Financial Corp.                           15,234       397,607
Ingersoll-Rand Co.                                          11,712       395,866
Gilead Sciences Inc./(1)/                                    7,004       393,415
Computer Sciences Corp./(1)/                                11,831       392,434
Ameren Corp./(2)/                                           10,163       390,259
Countrywide Credit Industries Inc.                           8,780       385,705
Applera Corp. - Applied Biosystems Group                    15,662       382,153
Fortune Brands Inc.                                         11,388       381,498
Federated Department Stores Inc./(1)/                       13,416       378,331
Sempra Energy                                               15,254       377,537
Rohm & Haas Co. "A"                                         11,512       377,133
Health Management Associates Inc. "A"/(1)/                  18,158       376,960
EchoStar Communications Corp./(1)/                          15,829       368,341
Ambac Financial Group Inc.                                   6,717       367,487
Cinergy Corp.                                               11,774       363,463
Zions Bancorp                                                6,764       362,956
Torchmark Corp.                                              9,303       362,817
Siebel Systems Inc./(1)/                                    27,558       358,530
Telephone & Data Systems Inc.                                3,784       356,831
North Fork Bancorp                                          11,993       356,672
NiSource Inc.                                               15,289       356,387
PPL Corp.                                                   10,862       354,101
Convergys Corp./(1)/                                        12,724       353,091
First Tennessee National Corp.                               9,528       352,536
CenturyTel Inc.                                             10,441       349,773
PeopleSoft Inc./(1)/                                        19,223       346,783
Waters Corp./(1)/                                            9,657       345,431
Cintas Corp.                                                 8,531       343,799
Ecolab Inc.                                                  9,436       342,810
Avery Dennison Corp.                                         7,230       342,051
Newmont Mining Corp.                                        14,473       341,563
Allegheny Energy Inc.                                        9,256       339,695
KeySpan Corp.                                               10,170       338,051
GPU Inc.                                                     8,352       337,087
Danaher Corp./(2)/                                           7,117       335,780
RadioShack Corp.                                            13,801       334,674
Willamette Industries Inc./(2)/                              7,419       333,781
Nextel Communications Inc. "A"/(1)(2)/                      38,540       332,986
AutoZone Inc./(1)/                                           6,327       328,118
Amerada Hess Corp.                                           5,111       324,548
Starwood Hotels & Resorts Worldwide Inc.                    14,719       323,818
Express Scripts Inc. "A"/(1)/                                5,812       322,566
Huntington Bancshares Inc.                                  18,614       322,208
Sanmina Corp./(1)/                                          23,700       321,846
Edison International                                        24,204       318,525
Stilwell Financial Inc.                                     16,256       316,992
Popular Inc.                                                10,100       315,120
Quest Diagnostics Inc./(1)/                                  5,093       314,238
Knight Ridder Inc.                                           5,582       311,755
Bear Stearns Companies Inc.                                  6,218       310,962
Mylan Laboratories Inc.                                      9,441       307,965
Cadence Design Systems Inc./(1)/                            18,426       306,793
Pepsi Bottling Group Inc.                                    6,608       304,431
Kinder Morgan Inc.                                           6,159       303,084
Family Dollar Stores Inc.                                   11,007       302,913
Aetna Inc./(1)/                                             10,472       302,536
Eaton Corp.                                                  5,100       301,971
Vulcan Materials Co.                                         6,968       301,018
Devon Energy Corp.                                           8,744       300,794
Parker Hannifin Corp.                                        8,720       299,096
Office Depot Inc./(1)/                                      21,983       298,969
Tellabs Inc./(1)/                                           30,258       298,949
Textron Inc.                                                 8,892       298,860

--------------------------------------------------------------------------------

iShares Schedules of Investments                                       page 15
iShares Russell 3000 Index Fund
Schedule of Investments (continued)
September 30, 2001 (Unaudited)

Security                                                    Shares         Value
--------------------------------------------------------------------------------

COMMON STOCKS (continued)
--------------------------------------------------------------------------------
LSI Logic Corp./(1)/                                        25,384     $ 298,262
Constellation Energy Group Inc.                             12,195       295,119
Molex Inc.                                                  10,386       291,950
Human Genome Sciences Inc./(1)/                              9,420       291,172
SAFECO Corp.                                                 9,527       288,954
Novellus Systems Inc./(1)/                                  10,109       288,713
National Semiconductor Corp./(1)/                           13,016       287,003
Chiron Corp./(1)/                                            6,461       286,675
Millennium Pharmaceuticals Inc./(1)/                        16,110       286,114
Broadcom Corp. "A"/(1)/                                     14,066       285,540
Caremark Rx Inc./(1)/                                       17,096       285,161
Leggett & Platt Inc.                                        14,602       284,739
Laboratory Corp. of America Holdings/(1)/                    3,514       284,107
Univision Communications Inc./(1)(2)/                       12,318       282,698
Andrx Group/(1)(2)/                                          4,313       280,000
Gemstar-TV Guide International Inc./(1)/                    14,143       278,759
Citrix Systems Inc./(1)(2)/                                 13,845       274,131
TECO Energy Inc.                                            10,069       272,870
Apollo Group Inc. "A"/(1)(2)/                                6,457       271,388
TCF Financial Corp.                                          5,835       268,760
Cooper Industries Inc.                                       6,473       268,435
Cablevision Systems Corp.(1)                                 6,488       265,619
Sabre Holdings Corp./(1)/                                    9,851       263,416
Microchip Technology Inc./(1)/                               9,790       262,372
Nike Inc. "B"                                                5,572       260,825
Broadwing Inc./(1)/                                         16,205       260,576
ITT Industries Inc.                                          5,793       259,526
Ultramar Diamond Shamrock Corp.                              5,403       259,020
Comverse Technology Inc./(1)/                               12,628       258,621
IVAX Corporation/(1)(2)/                                    11,660       258,502
BJ's Wholesale Club Inc./(1)/                                5,385       256,380
Estee Lauder Companies Inc. "A"                              7,677       254,493
Kmart Corp./(1)/                                            36,304       253,765
Imclone Systems Inc./(1)(2)/                                 4,482       253,457
Sigma-Aldrich Corp.                                          5,606       253,391
Toys R Us Inc./(1)/                                         14,645       252,333
Simon Property Group Inc.                                    9,376       252,308
Teradyne Inc./(1)/                                          12,899       251,531
Invitrogen Corp./(1)(2)/                                     3,822       251,335
Pinnacle West Capital Corp.                                  6,325       251,103
Ciena Corp./(1)/                                            24,210       249,121
Servicemaster Co.                                           22,193       246,120
Coca-Cola Enterprises Inc.                                  16,032       245,931
Compass Bancshares Inc.                                      9,424       245,307
American Standard Companies Inc./(1)/                        4,457       245,135
Dime Bancorp Inc.                                            6,223       244,688
Thermo Electron Corp./(1)/                                  13,418       242,195
Limited Inc.                                                25,317       240,512
Delta Air Lines Inc.                                         9,110       240,048
Noble Drilling Corp./(1)/                                    9,927       238,248
International Game Technology Inc./(1)/                      5,592       237,660
Utilicorp United Inc.                                        8,469       237,217
SPX Corp./(1)(2)/                                            2,858       236,928
Harrah's Entertainment Inc./(1)/                             8,731       235,824
Archstone Communities Trust/(2)/                             8,992       234,691
McCormick & Co. Inc.                                         5,095       233,351
Tiffany & Co.                                               10,764       233,041
Equifax Inc.                                                10,621       232,600
Affiliated Computer Services Inc. "A"/(1)(2)/                2,853       232,263
PACCAR Inc.                                                  4,727       231,954
Dollar General Corp.                                        19,788       231,520
Old Republic International Corp.                             8,788       230,333
Darden Restaurants Inc.                                      8,758       229,897
Radian Group Inc.                                            5,948       228,998
TRW Inc.                                                     7,678       228,958
Robert Half International Inc./(1)/                         11,432       228,754
DPL Inc.                                                     9,375       228,000
Cytyc Corp./(1)(2)/                                          8,499       227,858
T Rowe Price Group Inc.                                      7,770       227,661
Banknorth Group Inc.                                        10,193       227,508
Whirlpool Corp.                                              4,097       226,769
Duke-Weeks Realty Corp.                                      9,557       226,405
Fluor Corp.                                                  5,873       226,110
Sealed Air Corp./(1)(2)/                                     6,189       225,837
Nucor Corp.                                                  5,688       225,814
American Water Works Inc.                                    5,688       224,676
EOG Resources Inc.                                           7,748       224,150
Public Storage Inc.                                          6,697       223,680
Engelhard Corp.                                              9,676       223,516
Brocade Communications System Inc./(1)/                     15,929       223,484
Greenpoint Financial Corp.                                   6,340       222,534
Apartment Investment & Management Co. "A"                    4,865       220,190
BMC Software Inc./(1)/                                      17,320       219,964
Yahoo! Inc./(1)/                                            24,791       218,409
AMR Corp./(1)/                                              11,403       218,253
Donnelley (R.R.) & Sons Co.                                  8,047       217,671
Stanley Works (The)                                          5,954       217,619
BJ Services Co./(1)/                                        12,207       217,163
Grainger (W.W.) Inc.                                         5,584       216,938
DST Systems Inc./(1)/                                        5,009       216,639

--------------------------------------------------------------------------------

  page 16                                                               i|Shares
iShares Russell 3000 Index Fund
Schedule Of Investments (continued)
September 30, 2001 (Unaudited)

                                                            Shares         Value
--------------------------------------------------------------------------------

COMMON STOCKS (continued)
--------------------------------------------------------------------------------
Georgia-Pacific (Timber Group)                               5,955    $  215,690
Sherwin-Williams Co.                                         9,700       215,534
AvalonBay Communities Inc.                                   4,512       215,448
AdvancePCS/(1)/                                              3,000       215,340
BEA Systems Inc./(1)/                                       22,440       215,200
Bisys Group Inc./(1)(2)/                                     4,031       213,724
Manor Care Inc./(1)/                                         7,561       212,464
Rite Aid Corp./(1)(2)/                                      27,512       212,393
Intersil Holding Corp./(1)/                                  7,544       210,628
Jones Apparel Group Inc./(1)/                                8,248       210,242
NVIDIA Corp./(1)(2)/                                         7,651       210,173
Scientific-Atlanta Inc.                                     11,959       209,880
Mercantile Bankshares Corp.                                  5,284       209,775
Sunoco Inc.                                                  5,890       209,684
Avaya Inc./(1)/                                             21,041       208,306
Sepracor Inc./(1)(2)/                                        5,784       207,646
Edwards (A.G.) Inc.                                          5,911       207,535
Gallagher (Arthur J.) & Co.                                  6,130       207,500
Advanced Micro Devices Inc./(1)/                            25,424       207,206
Oxford Health Plans Inc./(1)(2)/                             7,291       207,064
Eastman Chemical Co.                                         5,690       206,547
Ocean Energy Inc.                                           12,605       205,462
Compuware Corp./(1)/                                        24,648       205,318
Republic Services Inc. "A"/(1)/                             12,629       204,590
Mead Corp.                                                   7,391       204,583
ADC Telecommunications Inc./(1)/                            58,560       204,374
PMI Group Inc. (The)                                         3,272       204,140
Unisys Corp.(1)                                             23,471       203,259
Astoria Financial Corp.                                      3,415       202,373
Diebold Inc.                                                 5,310       202,311
Nabors Industries Inc./(1)/                                  9,628       201,899
Citizen Communications Co./(1)(2)/                          21,373       200,906
Boston Properties Inc.                                       5,261       200,602
Atmel Corp./(1)(2)/                                         29,994       200,360
NCR Corp./(1)/                                               6,736       199,722
Weatherford International Inc./(1)/                          7,799       198,952
Ashland Inc.                                                 5,155       198,725
Northeast Utilities                                         10,596       198,463
Kimco Realty Corp./(2)/                                      4,078       197,987
SCANA Corp.                                                  7,757       196,873
Jabil Circuit Inc./(1)(2)/                                  10,990       196,721
CMS Energy Corp.                                             9,798       195,960
Prologis Trust                                               9,254       195,259
Cabot Corp.                                                  4,833       192,837
Hilton Hotels Corp.                                         24,545       192,678
Murphy Oil Corp.                                             2,652       191,899
Hibernia Corp. "A"                                          11,725       191,704
ChoicePoint Inc./(1)/                                        4,592       191,211
Vornado Realty Trust                                         4,812       191,036
VF Corp.                                                     6,498       190,196
SUPERVALU Inc.                                               9,332       188,786
Legg Mason Inc.                                              4,745       188,661
First Health Group Corp./(1)/                                6,420       188,620
Symantec Corp./(1)/                                          5,424       188,050
Goodyear Tire & Rubber Co.                                  10,190       187,802
Niagara Mohawk Holdings Inc./(1)/                           11,026       187,111
PerkinElmer Inc.                                             7,127       187,012
SCI Systems Inc./(1)/                                       10,387       186,966
Apogent Technologies Inc./(1)/                               7,811       186,683
Wisconsin Energy Corp.                                       8,274       186,165
Black & Decker Corp.                                         5,960       185,952
Fidelity National Financial Inc.                             6,915       185,944
Triad Hospitals Inc./(1)/                                    5,251       185,885
Millipore Corp.                                              3,501       185,343
Agere Systems Inc./(1)/                                     44,401       183,376
Alliant Energy Corp./(2)/                                    5,857       183,324
Hillenbrand Industries Inc.                                  3,389       182,904
Lincare Holdings Inc./(1)/                                   6,883       182,881
Wendy's International Inc.                                   6,850       182,553
Synopsys Inc./(1)/                                           4,524       181,457
Homestake Mining Company                                    19,507       181,415
Deluxe Corp.                                                 5,252       181,404
Beckman Coulter Inc.                                         4,091       181,027
Juniper Networks Inc./(1)/                                  18,602       180,439
Bard (C.R.) Inc.                                             3,491       179,472
Commerce Bancshares Inc.                                     4,721       177,604
Newport News Shipbuilding Inc.                               2,630       176,736
Trigon Healthcare Inc./(1)/                                  2,692       176,326
Symbol Technologies Inc.                                    16,787       176,096
Allmerica Financial Corp.                                    3,924       175,991
Fox Entertainment Group Inc. "A"/(1)/                        9,165       175,051
Brinker International Inc./(1)/                              7,405       174,906
Circuit City Stores Inc.                                    14,490       173,880
American Tower Corp./(1)(2)/                                12,513       173,806
Federated Investors Inc. "B"                                 5,866       173,634
Energy East Corp.                                            8,621       173,368
Sovereign Bancorp Inc.                                      18,237       173,252
Brown-Forman Corp. "B"                                       2,740       173,113
Valley National Bancorp                                      5,804       172,669
Global Marine Inc./(1)/                                     12,304       172,256

--------------------------------------------------------------------------------

iShares Schedules of Investments                                         page 17
iShares Russell 3000 Index Fund
Schedule of Investments (continued)
September 30, 2001 (Unaudited)

Security                                                    Shares         Value
--------------------------------------------------------------------------------

COMMON STOCKS (continued)
--------------------------------------------------------------------------------
AmeriCredit Corp./(1)(2)/                                    5,431     $ 171,728
Ross Stores Inc.                                             5,853       171,200
Dana Corp./(2)/                                             10,959       170,960
Pactiv Corp./(1)/                                           11,759       170,388
Heller Financial Inc. "A"                                    3,225       170,183
Rockwell International Corp.                                11,533       169,304
Smurfit-Stone Container Corp./(1)/                          12,754       168,735
TMP Worldwide Inc./(1)(2)/                                   5,936       168,523
AutoNation Inc./(1)/                                        19,165       168,460
Universal Health Services Inc. "B"/(1)/                      3,431       167,433
Dun & Bradstreet Corp./(1)/                                  5,938       166,264
Associated Bancorp                                           4,887       165,620
Expeditors International Washington Inc.                     3,496       165,536
Sonoco Products Co.                                          7,034       165,299
NSTAR                                                        3,941       165,128
Westvaco Corp.                                               6,405       164,609
Pall Corp.                                                   8,462       164,586
Temple-Inland Inc.                                           3,465       164,553
Potomac Electric Power Co.                                   7,486       164,393
Cephalon Inc./(1)(2)/                                        3,295       164,355
Rockwell Collins                                            11,547       163,967
Smithfield Foods Inc./(1)/                                   7,779       163,748
SEI Investment Co.                                           5,115       163,680
International Flavors & Fragrances Inc.                      5,907       163,565
Vishay Intertechnology Inc./(1)/                             8,879       163,374
Golden State Bancorp Inc.                                    5,374       163,370
IBP Inc.                                                     6,904       163,280
First Virginia Banks Inc.                                    3,528       161,582
RF Micro Devices Inc./(1)(2)/                                9,699       161,003
ICOS Corp./(1)(2)/                                           3,267       160,769
Phelps Dodge Corp.                                           5,838       160,545
Openwave Systems Inc./(1)/                                  12,528       159,732
iStar Financial Inc.                                         6,461       159,587
ICN Pharmaceuticals Inc.                                     6,055       159,549
Valero Energy Corp./(2)/                                     4,538       159,284
Enzon Inc./(1)(2)/                                           3,120       159,120
Venator Group Inc./(1)/                                     10,405       158,676
Avnet Inc.                                                   8,723       158,671
Peregrine Systems Inc./(1)/                                 12,510       158,001
Dow Jones & Co. Inc./(2)/                                    3,473       157,778
Integrated Device Technology Inc./(1)/                       7,816       157,258
Varian Medical Systems Inc./(1)/                             2,443       156,718
Dentsply International Inc.                                  3,409       156,609
Conseco Inc./(1)(2)/                                        21,415       155,473
ALLETE                                                       6,049       155,096
Lam Research Corp./(1)/                                      9,147       155,042
Conectiv Inc.                                                6,589       154,841
Harris Corp.                                                 4,866       154,836
USA Networks Inc./(1)/                                       8,602       154,664
Bowater Inc.                                                 3,499       154,026
Allied Capital Corp.                                         6,756       153,699
Liberty Property Trust                                       5,354       153,606
Conexant Systems Inc./(1)/                                  18,414       152,836
TriQuint Semiconductor Inc./(1)(2)/                          9,555       152,784
Protein Design Labs Inc./(1)(2)/                             3,231       152,600
Arrow Electronics Inc./(1)(2)/                               7,296       152,195
DeVry Inc./(1)/                                              4,230       151,857
Humana Inc./(1)/                                            12,586       151,787
Western Wireless Corp. "A"(1)                                4,464       150,794
Centex Corp.                                                 4,455       150,267
Polycom Inc./(1)(2)/                                         6,147       149,802
ENSCO International Inc.                                    10,226       149,504
Manpower Inc.                                                5,614       147,817
Applied Micro Circuits Corp./(1)/                           21,123       147,650
Bemis Co.                                                    3,698       147,365
Celgene Corp./(1)/                                           5,572       147,268
Hasbro Inc./(2)/                                            10,493       146,902
Health Care Property Investors Inc.                          3,807       146,379
Park Place Entertainment Corp./(1)/                         19,943       146,182
Equitable Resources Inc.                                     4,848       145,488
Network Appliance Inc./(1)/                                 21,358       145,234
Liz Claiborne Inc.                                           3,825       144,203
Tech Data Corp./(1)/                                         3,765       142,694
New York Community Bancorp                                   6,124       142,138
Neuberger Berman Inc.                                        4,068       141,892
CSG Systems International Inc./(1)/                          3,459       141,819
Commerce Bancorp Inc.                                        2,079       141,372
Crescent Real Estate Equities Co.                            6,588       141,313
American Power Conversion Corp./(1)/                        12,083       141,129
Scripps (E.W.) Company                                       2,316       141,068
Readers Digest Association Inc. (The) "A"                    7,658       140,831
L-3 Communications Holdings Inc./(1)(2)/                     1,609       140,707
CH Robinson Worldwide Inc.                                   4,840       140,166
Waddell & Reed Financial Inc. "A"                            5,369       139,594
Goodrich (B.F.) Co.                                          7,128       138,853
Maytag Corp.                                                 5,634       138,822
Sensormatic Electronics Corp./(1)/                           5,881       138,674
Pacific Century Financial Corp.                              5,915       138,234
Certegy Inc./(1)(2)/                                         5,310       137,848
Lennar Corp.                                                 3,817       137,565

--------------------------------------------------------------------------------

  page 18                                                               i|Shares
iShares Russell 3000 Index Fund
Schedule of Investments (continued)
September 30, 2001 (Unaudited)

Security                                      Shares         Value
------------------------------------------------------------------

COMMON STOCKS (continued)
------------------------------------------------------------------
Fulton Financial Corp.                         6,145    $  137,341
Puget Energy Inc.                              6,388       137,278
Protective Life Corp.                          4,723       136,967
FirstMerit Corp.                               5,834       136,924
Martin Marietta Materials Inc.                 3,499       136,846
Ceridian Corp./(1)/                            9,428       136,706
Smith International Inc./(1)/                  3,745       136,318
Investors Financial Services Corp.             2,360       136,030
Washington Post Company (The) "B"                261       135,668
Dollar Tree Stores Inc./(1)/                   7,207       135,131
National Fuel Gas Co.                          5,864       135,048
Eaton Vance Corp.                              4,300       134,805
Outback Steakhouse Inc./(1)/                   5,251       134,478
Alliant Techsystems Inc./(1)/                  1,564       133,878
Omnicare Inc.                                  6,116       133,512
UnionBanCal Corporation                        3,942       133,397
WorldCom Inc.- MCI Group/(2)/                  8,751       133,278
General Growth Properties Inc.                 3,822       132,891
Gentex Corp./(1)/                              5,538       132,303
Transatlantic Holdings Inc.                    1,558       131,589
Patterson Dental Co./(1)/                      3,559       131,185
Unitrin Inc.                                   3,431       131,133
Rational Software Corp./(1)/                  15,137       131,086
NICOR Inc.                                     3,381       131,014
Investment Technology Group Inc./(1)/          2,358       130,845
Hormel Foods Corp.                             5,536       130,760
Network Associates Inc./(1)(2)/               10,129       130,563
Lamar Advertising Co./(1)/                     4,302       130,437
Noble Affiliates Inc.                          4,205       130,313
Cypress Semiconductor Corp./(1)(2)/            8,752       130,055
Catellus Development Corp./(1)/                7,440       130,051
BancWest Corporation                           3,717       129,835
CarrAmerica Realty Corp.                       4,327       129,637
Semtech Corp./(1)(2)/                          4,561       129,441
Health Net Inc./(1)/                           6,724       129,235
Abgenix Inc./(1)/                              5,689       129,140
AMB Property Corp.                             5,256       128,772
QLogic Corp./(1)(2)/                           6,765       128,535
Autodesk Inc.                                  3,994       128,048
Roslyn Bancorp Inc.                            6,862       127,016
Crown Castle International Corp./(1)/         14,092       126,828
Service Corp. International/(1)(2)/           21,059       126,775
Allied Waste Industries Inc./(1)/              9,942       126,760
OGE Energy Corp./(2)/                          5,789       126,605
Valassis Communications Inc./(1)/              3,963       126,459
LifePoint Hospitals Inc./(1)(2)/               2,863       125,972
International Rectifier Corp./(1)(2)/          4,622       125,857
DaVita Inc./(1)/                               6,151       125,173
Cooper Cameron Corp./(1)/                      3,794       124,443
PMC - Sierra Inc./(1)(2)/                     12,094       124,205
Visteon Corp.                                  9,687       123,509
Ball Corp.                                     2,057       123,214
Barnes & Noble Inc./(1)(2)/                    3,413       123,209
Navistar International Corp./(1)/              4,351       122,916
IndyMac Bancorp Inc./(1)/                      4,525       122,673
MONY Group Inc.                                3,702       122,610
Dean Foods Co.                                 2,642       122,192
Sky Financial Group Inc.                       6,135       122,087
Fastenal Co./(2)/                              2,136       121,709
Webster Financial Corp.                        3,664       120,765
Lear Corp./(1)/                                4,455       120,374
XTO Energy Inc./(2)/                           8,611       120,123
Kansas City Power & Light Co./(2)/             4,602       120,066
Host Marriott Corp./(2)/                      16,997       119,829
Lubrizol Corp.                                 3,783       119,543
City National Corp.                            2,762       119,180
Abercrombie & Fitch Co. "A"/(1)/               6,759       118,891
Valspar Corp.                                  3,552       118,779
ResMed Inc./(1)(2)/                            2,333       118,516
Viad Corp.                                     6,169       118,321
E*trade Group Inc./(1)(2)/                    19,482       117,866
MDU Resources Group Inc.                       5,039       117,761
Wilmington Trust Corp.                         2,133       117,742
Fairchild Semiconductor Corp. "A"/(1)/         7,294       117,069
Quintiles Transnational Corp./(1)/             8,015       117,019
CDW Computer Centers Inc./(1)/                 3,211       116,174
Dial Corp.                                     7,017       116,131
Medicis Pharmaceutical Corp. "A"/(1)/          2,316       115,754
Old National Bancorp                           4,448       115,648
Tektronix Inc./(1)/                            6,607       115,556
Suiza Foods Corp./(1)(2)/                      1,818       114,789
Autoliv Inc.                                   7,240       113,958
Energizer Holdings Inc./(1)/                   6,856       113,947
Westwood One Inc./(1)/                         5,115       113,809
Hanover Compressor Co./(1)(2)/                 5,257       113,761
Borders Group Inc./(1)/                        5,915       113,272
Coventry Health Care Inc./(1)/                 4,798       113,233
Hispanic Broadcasting Corp./(1)/               7,033       113,231
Tidewater Inc.                                 4,242       113,219
Questar Corp.                                  5,610       113,210

--------------------------------------------------------------------------------
iShares Schedules of Investments                                         page 19
iShares Russell 3000 Index Fund
Schedule of Investments (continued)
September 30, 2001 (Unaudited)

Security                                      Shares         Value
------------------------------------------------------------------

COMMON STOCKS (continued)
------------------------------------------------------------------
Adelphia Communications Corp. "A"/(1)(2)/      5,099    $  113,198
Iron Mountain Inc./(1)/                        2,724       112,910
Vectren Corporation                            5,026       112,532
Bausch & Lomb Inc.                             3,975       112,492
StanCorp Financial Group Inc.                  2,323       112,433
Nordstrom Inc.                                 7,771       112,291
Whole Foods Market Inc./(1)(2)/                3,555       111,663
Citizens Banking Corp.                         3,450       110,676
Barr Laboratories Inc./(1)(2)/                 1,396       110,368
New Plan Excel Realty Trust                    6,453       110,346
Charles River Laboratories
  International Inc./(1)/                      3,118       110,284
Galileo International Inc.                     5,312       110,277
Hospitality Properties Trust                   4,571       110,070
Andrew Corp./(1)/                              6,048       109,953
Arden Realty Inc.                              4,281       109,465
Sierra Pacific Resources Corp.                 7,229       109,158
Renal Care Group Inc./(1)/                     3,521       108,341
Herman Miller Inc.                             5,558       108,214
Mohawk Industries Inc./(1)(2)/                 2,943       108,155
Jack Henry & Associates Inc.                   4,766       108,141
MGM Grand Inc./(1)(2)/                         4,805       108,016
Boise Cascade Corp.                            3,646       107,557
Vitesse Semiconductor Corp./(1)(2)/           13,861       107,423
Applera Corp. - Celera Genomics Group/(1)/     4,455       107,365
United Dominion Realty Trust                   7,500       107,100
Washington Federal Inc.                        4,272       107,014
Post Properties Inc.                           2,884       106,939
Brunswick Corp.                                6,476       106,660
AmerUs Group Co.                               3,023       106,410
Doral Financial Corp.                          2,739       106,273
Pulte Corp./(2)/                               3,463       106,141
Amphenol Corp. "A"/(1)(2)/                     3,026       105,153
Colonial BancGroup Inc.                        8,213       105,126
Alberto-Culver Co. "B"                         2,700       105,003
KEMET Corp./(1)/                               6,377       104,965
Peoples Energy Corp.                           2,630       104,569
BRE Properties Inc. "A"                        3,471       103,956
Hubbell Inc. "B"                               3,562       103,868
Lattice Semiconductor Corp./(1)/               6,606       103,714
Pioneer Natural Resources Co./(1)/             7,267       103,409
Rouse Co.                                      4,265       103,085
Lee Enterprises Inc.                           3,245       102,769
Diamond Offshore Drilling Inc./(2)/            4,071       102,671
Cullen/Frost Bankers Inc.                      3,806       102,572
Pride International Inc./(1)/                  9,852       102,461
Parametric Technology Corp./(1)/              19,702       102,253
Constellation Brands Inc./(1)/                 2,449       102,025
Charter Communications Inc./(1)(2)/            8,239       101,999
Fisher Scientific International Inc./(1)(2)/   4,012       101,905
Mercury Interactive Corp./(1)/                 5,348       101,826
GATX Corporation                               3,026       101,795
Weingarten Realty Investors                    2,093       101,720
First American Corp.                           5,008       101,412
Jacobs Engineering Group Inc./(1)(2)/          1,624       101,338
First Midwest Bancorp Inc.                     2,996       101,205
Markel Corp./(1)/                                519       101,205
Plum Creek Timber Co. Inc./(2)/                3,743        99,976
Quantum DLT & Storage Group/(1)/              12,247        99,936
Pentair Inc.                                   3,234        99,510
Highwoods Properties Inc.                      4,006        99,149
Security Capital Group "B"/(1)/                5,289        98,957
Amkor Technology Inc./(1)(2)/                  9,386        98,741
Mack-Cali Realty Corp.                         3,180        98,580
IDACorp Inc.                                   2,755        98,519
OM Group Inc.                                  1,788        98,340
Camden Property Trust                          2,647        98,204
Helmerich & Payne Inc.                         3,748        97,823
Vertex Pharmaceuticals Inc./(1)(2)/            5,422        97,813
HON Industries Inc.                            4,452        97,766
Mettler Toledo International Inc./(1)/         2,316        97,596
HCC Insurance Holdings Inc.                    3,710        97,573
Edwards Lifesciences Corp./(1)/                4,345        97,328
Storage Technology Corp./(1)/                  7,711        96,773
RGS Energy Group Inc.                          2,494        96,518
Hudson United Bancorp                          3,477        96,452
Snap-On Inc.                                   4,308        96,198
Henry Schein Inc./(1)/                         2,486        95,960
Novell Inc./(1)/                              26,209        95,925
Micrel Inc./(1)/                               4,810        95,911
Solutia Inc.                                   7,685        95,294
Bancorp South Inc.                             6,182        95,203
3Com Corp./(1)/                               25,273        94,774
Independence Community Bank Corp.              4,353        94,591
Steris Corp./(1)/                              4,808        94,525
Triton PCS Holdings Inc. "A"/(1)/              2,485        94,430
Reynolds & Reynolds Co. "A"                    4,048        94,318
Pogo Producing Co.                             3,975        93,413
Affiliated Managers Group Inc./(1)/            1,643        93,339
WGL Holdings Inc.                              3,471        93,335

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 page 20                                                                i|Shares
iShares Russell 3000 Index Fund
Schedule of Investments (continued)
September 30, 2001 (Unaudited)

Security                                      Shares         Value
------------------------------------------------------------------

COMMON STOCKS (continued)
------------------------------------------------------------------
Belo (A.H.) Corp.                              5,786    $   92,807
PepsiAmericas Inc.                             6,205        92,765
Monsanto Company                               2,750        92,758
Teleflex Inc.                                  2,480        92,727
Commercial Federal Corp.                       3,814        92,566
Hawaiian Electric Industries Inc.              2,373        92,547
Alkermes Inc./(1)/                             4,724        92,496
USX-U.S. Steel Group Inc.                      6,593        92,170
Meredith Corp.                                 2,868        92,149
Fleming Companies Inc./(2)/                    3,111        91,774
Cerner Corp./(1)/                              1,844        91,278
Enterasys Networks Inc./(1)/                  13,972        90,119
Payless Shoesource Inc./(1)(2)/                1,643        90,036
CBRL Group Inc.                                4,097        90,011
KPMG Consulting Inc./(1)/                      8,326        90,004
Scholastic Corp./(1)/                          2,063        89,741
Westamerica Bancorp                            2,488        89,692
Lyondell Chemical Co.                          7,825        89,596
Krispy Kreme Doughnuts Inc./(1)(2)/            3,018        89,333
Techne Corp./(1)/                              3,020        88,879
Advanced Fibre Communications Inc./(1)/        6,057        88,493
Clayton Homes Inc.                             7,243        88,365
First Industrial Realty Trust                  2,937        88,110
National-Oilwell Inc./(1)/                     6,053        87,769
COR Therapeutics Inc./(1)(2)/                  3,827        86,605
Michaels Stores Inc./(1)/                      2,369        86,563
Cabot Microelectronics Corp./(1)(2)/           1,791        86,523
Rowan Companies Inc./(1)/                      6,982        86,437
Philadelphia Suburban Corp.                    3,283        86,212
Community Health Systems Inc./(1)/             2,893        86,038
Crane Co.                                      3,914        85,795
Province Healthcare Co./(1)/                   2,332        85,678
Western Resources Inc.                         5,165        85,481
Coach Inc./(1)/                                3,220        85,362
Shaw Group Inc./(1)(2)/                        3,027        85,271
D.R. Horton Inc.                               4,086        85,234
Macrovision Corp./(1)/                         2,999        85,202
National Data Corp./(2)/                       2,363        85,068
Donaldson Co. Inc.                             2,938        84,673
Newfield Exploration Co./(1)/                  2,894        84,505
Career Education Corp./(1)/                    1,536        84,480
OSI Pharmaceuticals Inc./(1)(2)/               2,593        84,273
Precision Castparts Corp.                      3,785        84,027
Advent Software Inc./(1)/                      2,226        83,809
Level 3 Communications Inc./(1)(2)/           22,125        83,633
Pharmaceutical Product Development Inc./(1)/   2,852        83,535
Smith (Charles E) Residential Realty Inc.      1,620        83,430
Whitney Holding Corp.                          1,934        83,162
Leucadia National Corp.                        2,651        82,711
Harsco Corp.                                   2,978        82,669
FMC Corp./(1)/                                 1,687        82,646
Park National Corp.                              854        82,625
Tyson Foods Inc. "A"/(2)/                      8,223        82,394
WebMD Corp./(1)/                              19,254        82,022
York International Corp.                       2,860        81,910
Cummins Engine Company Inc.                    2,479        81,807
United Bancshares Inc.                         3,016        81,432
Amazon.com Inc./(1)(2)/                       13,636        81,407
Medarex Inc./(1)/                              5,379        81,223
CNF Transportation Inc.                        3,554        81,138
AGL Resources Inc.                             4,056        80,998
IKON Office Solutions Inc.                    10,467        80,805
Mitchell Energy & Development Corp. "A"        1,609        80,643
DQE Inc./(2)/                                  4,188        80,577
EarthLink Inc./(1)/                            5,249        79,942
Harman International Industries Inc.           2,377        79,629
Titan Corp. (The)/(1)/                         4,056        79,498
Cree Inc./(1)(2)/                              5,378        79,487
Massey Energy Co.                              5,421        79,418
Rayonier Inc.                                  1,950        78,917
Respironics Inc./(1)/                          2,215        78,765
HRPT Properties Trust                          9,669        78,706
Brown & Brown Inc.                             1,510        78,671
Ryder System Inc.                              3,915        78,261
Six Flags Inc./(1)/                            6,390        78,150
BorgWarner Inc./(2)/                           1,936        78,021
Apria Healthcare Group Inc./(1)/               2,997        77,622
Roper Industries Inc.                          2,151        77,414
Raymond James Financial Inc.                   2,851        77,405
Reebok International Ltd./(1)/                 3,732        77,252
Williams-Sonoma Inc./(1)/                      3,244        77,240
Covance Inc./(1)/                              4,312        77,228
Lafarge Corp.                                  2,311        77,187
Swift Transportation Co. Inc./(1)/             4,360        77,172
Performance Food Group Co./(1)/                2,703        77,117
Liberate Technologies Inc./(1)/                7,735        77,041
O'Reilly Automotive Inc./(1)/                  2,688        77,011
Copart Inc./(1)/                               2,744        76,859
Hudson City Bancorp Inc.                       3,209        76,695
Trustmark Corp.                                3,417        76,472

--------------------------------------------------------------------------------
iShares Schedules of Investments                                         page 21
iShares Russell 3000 Index Fund
Schedule of Investments (continued)
September 30, 2001 (Unaudited)

Security                                      Shares         Value
------------------------------------------------------------------

COMMON STOCKS (continued)
------------------------------------------------------------------
Global Payments Inc.                           2,594    $   76,264
Healthcare Realty Trust                        2,988        76,194
AptarGroup Inc.                                2,396        76,193
Callaway Golf Co.                              5,945        76,096
Jack in the Box Inc./(1)/                      2,717        76,076
Tupperware Corp.                               3,805        75,872
CheckFree Corp./(1)/                           4,469        75,839
Thomas & Betts Corp.                           4,323        75,566
Ruby Tuesday Inc.                              4,810        75,517
Mercury General Corp.                          1,901        75,470
Coors (Adolf) Company "B"                      1,676        75,420
Corn Products International Inc.               2,623        75,359
Illuminet Holdings Inc./(1)/                   1,953        74,839
Catalina Marketing Corp./(1)/                  2,667        74,676
InterMune Inc./(1)/                            1,950        74,588
KB HOME                                        2,616        74,321
Sybase Inc./(1)/                               7,970        74,121
Centerpoint Properties Corp.                   1,552        74,108
Allegheny Technologies Inc.                    5,558        74,088
Mid Atlantic Medical Services Inc./(1)/        3,520        73,920
Mandalay Resort Group Inc./(1)/                4,540        73,684
Greater Bay Bancorp/(2)/                       3,160        73,533
Public Service Company of New Mexico           2,904        73,210
Beverly Enterprises Inc./(1)/                  7,159        73,022
Furniture Brands International Inc./(1)/       3,738        72,816
American Eagle Outfitters Inc./(1)/            3,659        72,814
Gateway Inc./(1)/                             13,316        72,572
Applebee's International Inc.                  2,457        72,481
Perot Systems Corp. "A"/(1)/                   4,484        72,417
Zebra Technologies Corp. "A"/(1)/              1,929        72,260
IMC Global Inc.                                8,017        72,153
UAL Corp.                                      3,947        72,072
Polo Ralph Lauren Corp./(1)/                   3,829        71,794
Louis Dreyfus Natural Gas Corp./(1)/           1,841        71,615
International Speedway Corp. "A"               2,051        71,436
RPM Inc.                                       7,557        71,414
Inverness Medical Technology Inc./(1)/         1,928        71,240
GTECH Holdings Corp./(1)/                      2,060        71,152
Plexus Corp./(1)/                              3,016        71,117
Commerce Group Inc.                            1,869        71,022
CEC Entertainment Inc./(1)/                    2,081        70,962
Alamosa Holdings Inc./(1)(2)/                  5,118        70,884
Kennametal Inc.                                2,219        70,830
Wiley (John) & Sons Inc. "A"                   3,386        70,700
Ascential Software Corp./(1)/                 21,384        70,567
McClatchy Co. (The) "A"                        1,676        70,392
Big Lots Inc.                                  8,481        70,307
NVR Inc./(1)/                                    499        70,114
Labranche & Co. Inc./(1)/                      3,158        70,108
Ingram Micro Inc. "A"/(1)/                     5,423        69,957
United Stationers Inc./(1)/                    2,338        69,836
American Financial Group Inc.                  3,143        69,775
Alexander & Baldwin Inc.                       2,973        69,598
ArvinMeritor Inc.                              4,868        69,564
i2 Technologies Inc./(1)/                     20,210        69,522
Winn-Dixie Stores Inc.                         6,071        69,513
SICOR Inc./(1)/                                3,679        69,496
Church & Dwight Co. Inc.                       2,688        69,485
Steelcase Inc.                                 5,524        69,437
Accredo Health Inc./(1)/                       1,907        69,415
Piedmont Natural Gas Co.                       2,221        69,162
Pittston Brink's Group                         3,820        69,142
Cytec Industries Inc./(1)/                     2,984        69,080
Polaris Industries Partners LP "A"             1,784        68,470
Perrigo Co./(1)/                               4,509        68,311
Total System Services Inc.                     2,754        68,217
Harte-Hanks Inc.                               3,152        68,209
Nationwide Health Properties Inc.              3,471        68,205
Orthodontic Centers of America Inc./(1)(2)/    2,760        68,034
Axcelis Technologies Inc./(1)/                 7,199        68,031
THQ Inc./(1)(2)/                               1,576        68,004
CommScope Inc./(1)/                            3,795        67,817
Exult Inc./(1)/                                5,797        67,767
Berkley (W.R.) Corp.                           1,409        67,632
Corporate Executive Board Co. (The)/(1)/       2,588        67,495
Washington Real Estate Investment Trust        2,841        67,389
Varco International Inc./(1)(2)/               5,576        67,358
Dole Food Co.                                  3,133        67,046
Graco Inc.                                     2,220        67,044
NetIQ Corp./(1)/                               2,943        67,012
WPS Resources Corp.                            1,948        67,011
Downey Financial Corp.                         1,518        66,989
Nationwide Financial Services Inc.             1,798        66,850
Extended Stay America Inc./(1)/                4,604        66,620
Developers Diversified Realty Corp.            3,711        66,612
Entercom Communications Corp./(1)/             1,955        66,470
Diagnostic Products Corp.                      1,573        66,412
Incyte Genomics Inc./(1)/                      4,861        66,401
Silicon Valley Bancshares/(1)/                 3,282        66,296
99 Cents Only Stores/(1)/                      2,049        66,285

--------------------------------------------------------------------------------
 page 22                                                                i|Shares
iShares Russell 3000 Index Fund
Schedule Of Investments (continued)
September 30, 2001 (Unaudited)

Security                                      Shares         Value
------------------------------------------------------------------

COMMON STOCKS (continued)
------------------------------------------------------------------
Sensient Technologies Corp.                    3,552  $     66,174
Pennzoil-Quaker State Co.                      5,914        66,119
Hercules Inc./(1)(2)/                          8,004        66,033
Cooper Tire & Rubber Co.                       4,631        65,945
Cablevision Systems Corporation-Rainbow
  Media Group/(1)(2)/                          3,244        65,691
Shurgard Storage Centers Inc. "A"              2,177        65,615
Freeport-McMoRan Copper & Gold
  Inc./(1)(2)/                                 5,963        65,533
Cheesecake Factory (The)/(1)/                  2,735        65,503
Community First Bankshares Inc.                2,727        65,503
Mentor Graphics Corp./(1)/                     4,746        65,400
Universal Corporation                          1,959        65,372
Susquehanna Bancshares Inc.                    2,937        65,348
Cousins Properties Inc.                        2,639        65,315
CIMA Labs Inc./(1)(2)/                         1,075        65,306
ONEOK Inc.                                     3,943        65,296
Alfa Corp.                                     2,937        64,849
Atmos Energy Corp./(2)/                        2,988        64,541
Electronics For Imaging Inc./(1)/              3,960        64,469
Neiman-Marcus Group Inc. "A"/(1)/              2,634        64,401
Reliant Resources Inc./(1)/                    3,974        64,379
Vignette Corp./(1)/                           18,175        64,340
Alleghany Corp./(1)/                             323        64,277
National Service Industries Inc.               3,112        64,263
AMETEK Inc.                                    2,443        64,202
Zale Corp./(1)/                                2,420        64,082
Ethan Allen Interiors Inc.                     2,326        63,965
Idex Corp.                                     2,313        63,954
Reckson Associates Realty Corp.                2,644        63,853
AVX Corp./(2)/                                 3,924        63,843
Cubist Pharmaceuticals Inc./(1)/               1,948        63,836
Great Lakes Chemical Corp./(1)/                2,885        63,758
NPS Pharmaceuticals Inc./(1)/                  2,043        63,742
Acxiom Corp./(1)/                              6,721        63,177
TrustCo Bank Corp.                             4,587        63,025
Dal-Tile International Inc./(1)/               4,084        62,853
Realty Income Corp.                            2,166        62,814
Dillards Inc. "A"                              4,748        62,531
American Greetings Corp. "A"/(2)/              4,721        62,506
Invacare Corp.                                 1,541        62,411
Carlisle Companies Inc.                        2,225        62,367
Alpha Industries Inc./(1)(2)/                  3,215        62,275
Cleco Corp.                                    3,019        62,222
Mueller Industries Inc./(1)/                   2,165        62,136
American National Insurance Co.                  766        62,046
Price Communications Corp./(1)/                3,656        61,969
Fair Isaac and Co. Inc.                        1,312        61,966
Varian Semiconductor Equipment
  Associates Inc./(1)/                         2,397        61,962
Packaging Corporation of America/(1)/          3,989        61,630
Cabot Industrial Trust                         3,000        61,500
Palm Inc./(1)/                                42,007        61,330
Continental Airlines Inc. "B"/(1)(2)/          4,078        61,170
SkyWest Inc.                                   3,652        61,061
Prentiss Properties Trust                      2,220        61,050
Tetra Tech Inc./(1)/                           2,762        61,040
Metris Companies Inc.                          2,466        61,034
NRG Energy Inc./(1)/                           3,760        60,950
Alpharma Inc. "A"/(2)/                         2,113        60,854
Patterson-UTI Energy Inc./(1)/                 4,889        60,428
AK Steel Holding Corp.                         7,128        60,232
Airgas Inc./(1)/                               4,534        60,166
Longs Drug Stores Corp.                        2,209        60,085
Tootsie Roll Industries Inc.                   1,570        60,068
Health Care REIT Inc.                          2,377        59,900
Federal Signal Corp.                           3,388        59,764
Granite Construction Inc.                      2,328        59,690
Orion Power Holdings Inc./(1)/                 2,332        59,466
US Freightways Corp.                           1,905        59,436
Pier 1 Imports Inc.                            7,151        59,353
Cell Therapeutics Inc./(1)(2)/                 2,464        59,259
Trinity Industries Inc.                        2,736        59,234
Black Hills Corp.                              1,940        59,209
New Jersey Resources Corp.                     1,335        59,020
Varian Inc./(1)/                               2,311        58,884
Sl Green Realty Corp.                          1,866        58,816
Black Box Corp./(1)(2)/                        1,396        58,744
Lancaster Colony Corp.                         2,093        58,625
Coherent Inc./(1)/                             2,064        58,618
Chesapeake Energy Corp./(1)/                  10,372        58,602
Adaptec Inc./(1)/                              7,429        58,392
Federal Realty Investment Trust                2,645        58,190
American Capital Strategies Ltd.               2,124        58,176
Donnelley (R.H.) Corp./(1)/                    2,220        57,986
Vintage Petroleum Inc.                         3,658        57,979
Crompton Corp.                                 8,364        57,963
Stillwater Mining Co./(1)/                     2,878        57,905
Pediatrix Medical Group Inc./(1)/              1,418        57,840
CuraGen Corp./(1)(2)/                          2,995        57,803
Emulex Corp./(1)(2)/                           6,067        57,697

--------------------------------------------------------------------------------
iShares Schedules of Investments                                         page 23
iShares Russell 3000 Index Fund
Schedule of Investments (continued)
September 30, 2001 (Unaudited)

Security                                      Shares         Value
------------------------------------------------------------------

COMMON STOCKS (continued)
------------------------------------------------------------------
eFunds Corp./(1)(2)/                           3,443  $     57,326
Neurocrine Biosciences Inc./(1)/               1,789        57,284
Minerals Technologies Inc.                     1,512        57,063
IDEXX Laboratories Inc./(1)/                   2,439        56,999
Staten Island Bancorp Inc.                     2,311        56,966
Potlatch Corp.                                 2,103        56,760
Southwest Bancorp of Texas Inc./(1)(2)/        1,906        56,704
Pacific Capital Bancorp                        1,955        56,636
Bruker Daltonics Inc./(1)/                     3,399        56,423
Arbitron Inc./(1)/                             2,156        56,401
Worthington Industries Inc.                    5,009        56,351
Erie Indemnity Co. "A"                         1,421        56,201
Regis Corp.                                    2,669        55,942
National Instruments Corp./(1)/                2,135        55,873
Chittenden Corp.                               2,199        55,855
La-Z-Boy Inc.                                  3,537        55,849
United States Cellular Corp./(1)(2)/           1,124        55,638
Waste Connections Inc./(1)(2)/                 2,054        55,458
Cox Radio Inc. "A"/(1)/                        2,743        55,326
Forest City Enterprises Inc. "A"               1,150        55,200
Vector Group Ltd.                              1,290        55,113
Provident Financial Group Inc.                 2,179        55,020
Cambrex Corp.                                  1,639        54,956
Radio One Inc. "D"/(1)/                        4,747        54,780
Interstate Bakeries Corp.                      2,148        54,774
Gables Residential Trust                       1,784        54,697
Myriad Genetics Inc./(1)/                      1,785        54,692
Scios Inc./(1)(2)/                             3,271        54,691
Ohio Casualty Corp.                            4,192        54,454
CV Therapeutics Inc./(1)(2)/                   1,400        54,404
Petsmart Inc./(1)/                             7,715        54,314
Flowserve Corp./(1)(2)/                        2,749        54,293
Microsemi Corp./(1)/                           2,080        54,184
ITT Educational Services Inc./(1)/             1,692        54,144
Jeffries Group Inc.                            1,639        54,087
Keane Inc./(1)/                                3,957        54,013
St. Joe Company (The)                          2,081        53,794
American Italian Pasta Co. "A"/(1)/            1,243        53,760
First Commonwealth Financial Corp.             4,313        53,697
Sybron Dental Specialties Inc./(1)/            2,884        53,642
RSA Security Inc./(1)/                         3,964        53,355
Gartner Group Inc. "A"/(1)/                    5,888        53,286
Toll Brothers Inc./(1)/                        1,787        53,020
Forest Oil Corp./(1)/                          2,137        52,998
UGI Corp.                                      1,948        52,791
Edwards (J.D.) & Co./(1)/                      7,414        52,788
Pathmark Stores Inc./(1)/                      2,215        52,717
Macromedia Inc./(1)/                           4,344        52,606
Insight Communications Co. Inc./(1)/           2,852        52,477
Horace Mann Educators Corp.                    2,973        52,473
Essex Property Trust Inc.                      1,063        52,193
US Oncology Inc./(1)/                          6,987        52,053
Southern Union Co./(1)/                        2,485        52,011
Powerwave Technologies Inc./(1)/               4,355        51,912
Harleysville Group Inc.                        2,158        51,770
Kansas City Southern Industries Inc./(1)/      4,314        51,768
Tecumseh Products Co. "A"                      1,134        51,631
Lincoln Electric Holding Inc.                  2,344        51,615
Wisconsin Central Transportation
  Corp./(1)/                                   3,020        51,582
Extreme Networks Inc./(1)/                     7,456        51,521
Imation Corp./(1)/                             2,458        51,372
Otter Tail Power Co.                           1,812        51,370
Macerich Co. (The)                             2,323        51,338
CH Energy Group Inc.                           1,263        51,278
Credence Systems Corp./(1)/                    4,248        51,188
Tom Brown Inc./(1)/                            2,449        51,184
Intimate Brands Inc.                           5,686        51,174
Mercury Computer Systems Inc./(1)(2)/          1,361        51,106
Stone Energy Corp./(1)/                        1,587        51,101
Aviron/(1)/                                    2,052        51,074
Blockbuster Inc./(2)/                          2,331        51,049
Matthews International Corp. "A"               2,313        51,025
Banta Corp.                                    1,829        50,974
Modine Manufacturing Co.                       2,073        50,954
Ilex Oncology Inc./(1)/                        1,938        50,892
PSS World Medical Inc./(1)/                    5,320        50,753
South Financial Group Inc. (The)/(2)/          3,204        50,751
Timken Co.                                     3,678        50,389
American Financial Holdings Inc.               2,050        50,327
Louisiana-Pacific Corp.                        7,735        50,278
Sylvan Learning Systems Inc./(1)/              2,190        50,151
Kopin Corp./(1)(2)/                            4,806        50,127
Liberty Corp.                                  1,260        50,085
VISX Inc./(1)/                                 3,785        50,076
Briggs & Stratton Corp./(2)/                   1,603        50,030
Owens & Minor Inc.                             2,461        49,958
El Paso Electric Co./(1)/                      3,796        49,917
PanAmSat Corp./(1)/                            2,136        49,812
Knight Trading Group Inc./(1)/                 6,454        49,760
Spinnaker Exploration Co./(1)/                 1,406        49,744

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  page 24                                                               i|Shares
iShares Russell 3000 Index Fund
Schedule Of Investments (continued)
September 30, 2001 (Unaudited)

Security                                      Shares         Value
------------------------------------------------------------------

COMMON STOCKS (continued)
------------------------------------------------------------------
SanDisk Corp./(1)/                             5,043  $     49,724
Maxtor Corp./(1)/                             13,922        49,702
Wind River Systems Inc./(1)/                   4,726        49,623
RehabCare Group Inc./(1)/                      1,139        49,558
Technitrol Inc.                                2,222        49,551
Commerce One Inc./(1)/                        20,121        49,498
Millennium Chemicals Inc.                      4,717        49,481
Linens 'N Things Inc./(1)/                     2,661        49,441
Footstar Inc./(1)(2)/                          1,418        49,063
Summit Properties Inc.                         1,869        49,061
Aeroflex Inc./(1)/                             4,455        49,005
Ferro Corp./(2)/                               2,107        48,840
Haemonetics Corp./(1)/                         1,410        48,800
Veeco Instruments Inc./(1)/                    1,840        48,760
Ventas Inc.                                    4,485        48,662
F.N.B. Corp./(2)/                              1,860        48,639
LNR Property Corp.                             1,624        48,639
Avocent Corporation/(1)/                       3,265        48,583
Metro-Goldwyn-Mayer Inc./(1)/                  2,852        48,341
HNC Software Inc./(1)/                         2,583        48,302
KV Pharmaceuticals Co. "B"/(1)(2)/             1,641        48,245
CNA Financial Corp./(1)(2)/                    1,782        48,185
International Bancshares Corp.                 1,251        48,164
LTX Corp./(1)/                                 3,534        48,098
Syncor International Corp./(1)(2)/             1,511        48,095
Blyth Inc.                                     2,418        48,094
Avista Corp.                                   3,522        47,899
United Rentals Inc./(1)(2)/                    2,761        47,876
Texas Industries Inc.                          1,549        47,864
TeleCorp PCS Inc./(1)/                         4,331        47,858
Ryland Group Inc.                              1,002        47,785
Cooper Companies Inc.                          1,018        47,744
UMB Financial Corp.                            1,150        47,725
Exar Corp./(1)/                                2,752        47,610
Fuller (H. B.) Co.                             1,038        47,540
Annaly Mortgage Management Inc.                3,289        47,526
DoubleClick Inc./(1)/                          8,328        47,470
Anixter International Inc./(1)(2)/             1,910        47,330
Sonic Corp./(1)/                               1,556        47,178
ADVO Inc./(1)/                                 1,383        47,022
Impath Inc./(1)/                               1,361        46,968
Bob Evans Farms Inc.                           2,592        46,863
UIL Holdings Corporation                         981        46,784
Harland (John H.) Co.                          2,136        46,778
Republic Bancorp Inc.                          3,267        46,751
Too Inc./(1)/                                  2,225        46,703
Grant Prideco Inc./(1)/                        7,662        46,662
MSC Industrial Direct Co. Inc. "A"/(1)/        2,919        46,500
Cognex Corp./(1)/                              2,364        46,382
Energen Corp.                                  2,060        46,350
Pixar Inc./(1)/                                1,147        46,339
Hilb Rogal & Hamilton Co.                      1,013        46,203
Education Management Corp./(1)/                1,521        46,178
Pharmaceutical Resources Inc./(1)/             1,291        46,153
Affymetrix Inc./(1)(2)/                        2,855        45,823
Flowers Foods Inc./(1)/                        1,264        45,820
Chelsea Property Group Inc.                    1,008        45,814
Regency Centers Corp.                          1,779        45,809
BlackRock Inc./(1)/                            1,034        45,723
Superior Industries International Inc.         1,376        45,697
Kilroy Realty Corp.                            1,820        45,409
Trimeris Inc./(1)/                             1,293        45,384
Seacor Smit Inc./(1)/                          1,271        45,375
Southwest Gas Corp.                            2,140        45,368
Oshkosh Truck Corp.                            1,252        45,347
Overseas Shipholding Group Inc.                2,051        45,122
Saks Inc./(1)/                                 8,994        44,970
American Medical Systems Holdings
  Inc./(1)/                                    2,358        44,967
Acterna Corp./(1)/                            14,134        44,946
Rambus Inc./(1)(2)/                            6,105        44,933
Tekelec/(1)/                                   3,411        44,923
Chateau Communities Inc.                       1,519        44,735
Storage USA Inc.                               1,126        44,590
Reinsurance Group of America Inc.              1,305        44,514
AmeriPath Inc./(1)/                            1,694        44,484
Stewart & Stevenson Services Inc.              1,847        44,476
UTStarcom Inc./(1)/                            2,733        44,411
Pan Pacific Retail Properties Inc.             1,684        44,373
PolyOne Corp.                                  5,688        44,366
Activision Inc./(1)(2)/                        1,629        44,341
LandAmerica Financial Group Inc.               1,333        44,322
Florida Rock Industries Inc.                   1,399        44,124
Key Energy Services Inc./(1)/                  6,919        44,005
Chemical Financial Corp.                       1,620        43,983
Wallace Computer Services Inc.                 2,760        43,884
Manitowoc Co. Inc.                             1,809        43,850
AGCO Corp.                                     4,843        43,829
Direct Focus Inc./(1)(2)/                      2,202        43,820
Northwest Natural Gas Co.                      1,869        43,716
Covanta Energy Corporation/(1)/                3,738        43,660

--------------------------------------------------------------------------------
iShares Schedules of Investments                                         page 25
iShares Russell 3000 Index Fund
Schedule Of Investments (continued)
September 30, 2001 (Unaudited)

Security                                      Shares         Value
------------------------------------------------------------------

COMMON STOCKS (continued)
------------------------------------------------------------------
Choice Hotels International Inc./(1)/          2,646  $     43,659
Talbots Inc. (The)                             1,944        43,643
Selective Insurance Group Inc.                 1,870        43,627
AMCORE Financial Inc.                          1,915        43,509
Transkaryotic Therapies Inc./(1)(2)/           1,597        43,343
Thoratec Labs Corp./(1)/                       2,619        43,318
Kaydon Corp.                                   2,069        43,304
Owens-Illinois Inc./(1)/                      10,738        43,274
Argosy Gaming Co./(1)/                         1,647        43,151
Alexandria Real Estate Equities Inc.           1,089        42,961
Ralcorp Holdings Inc./(1)/                     2,203        42,870
Electro Scientific Industries Inc./(1)/        1,952        42,846
Eclipsys Corp./(1)(2)/                         3,219        42,813
Regeneron Pharmaceuticals Inc./(1)/            1,920        42,701
Men's Wearhouse Inc. (The)/(1)/                2,355        42,578
Plains Resource Inc./(1)/                      1,637        42,562
Administaff Inc./(1)/                          1,636        42,536
Anchor Gaming/(1)/                             1,024        42,496
Retek Inc./(1)/                                3,482        42,376
21st Century Insurance Group                   2,403        42,293
Cryolife Inc./(1)/                             1,121        42,161
Plantronics Inc./(1)/                          2,471        42,131
Isis Pharmaceuticals Inc./(1)(2)/              2,469        42,096
La Quinta Properties Inc./(1)/                 9,541        41,980
Wolverine World Wide Inc.                      3,123        41,973
Arch Coal Inc.                                 2,689        41,948
Riverstone Networks Inc./(1)/                  7,977        41,879
Stericycle Inc./(1)/                           1,003        41,805
NBTY Inc./(1)/                                 3,169        41,704
Timberland Co. "A"/(1)/                        1,538        41,680
First Financial Bancorp                        2,683        41,613
CBL & Associates Properties Inc.               1,525        41,556
Stewart Enterprises Inc. "A"/(1)/              7,160        41,528
Home Properties of NY Inc.                     1,310        41,448
Inhale Therapeutic Systems Inc./(1)(2)/        3,115        41,430
First BanCorp.                                 1,602        41,428
Delta & Pine Land Co.                          2,434        41,329
Cabot Oil & Gas Corp. "A"                      2,071        41,316
Insight Enterprises Inc./(1)/                  2,908        41,119
Cerus Corp./(1)/                                 864        40,824
Concurrent Computer Corp./(1)/                 4,495        40,815
People's Bank                                  1,835        40,737
G&K Services Inc. "A"                          1,534        40,728
UCBH Holdings Inc.                             1,395        40,706
Mentor Corp.                                   1,602        40,531
Kronos Inc./(1)/                                 986        40,475
Montana Power Co.                              7,698        40,415
Northwest Airlines Corp. "A"/(1)/              3,539        40,380
Advanced Digital Information Corp./(1)/        3,914        40,353
Sun Communities Inc.                           1,099        40,278
Williams Communications Group Inc./(1)/       34,096        40,233
Homestore.com Inc./(1)(2)/                     5,254        40,193
Wausau-Mosinee Paper Corp.                     3,435        40,190
Capitol Federal Financial                      2,102        40,169
Brandywine Realty Trust                        1,882        40,143
Ryan's Family Steak Houses Inc./(1)/           2,343        40,112
CAL Dive International Inc./(1)/               2,403        40,034
Reliance Steel & Aluminum Co.                  1,677        39,846
Brady Corp. "A"                                1,335        39,783
AnnTaylor Stores Corp./(1)/                    1,814        39,763
Collins & Aikman Corp./(1)/                    6,464        39,754
Cell Genesys Inc./(1)(2)/                      2,484        39,744
Claire's Stores Inc.                           3,135        39,658
East West Bancorp Inc.                         1,692        39,576
Bally Total Fitness Holding Corp./(1)(2)/      1,943        39,462
S&T Bancorp Inc.                               1,686        39,452
Dreyer's Grand Ice Cream Inc.                  1,355        39,363
Landstar System Inc./(1)/                        615        39,360
Evergreen Resources Inc./(1)/                  1,158        39,314
Surmodics Inc./(1)(2)/                           984        39,311
First Charter Corp.                            2,403        39,289
AmSurg Corp./(1)/                              1,424        39,231
MAXIMUS Inc./(1)/                                982        39,015
MAF Bancorp Inc.                               1,361        39,006
NTL Inc./(1)/                                 12,580        38,998
CLARCOR Inc.                                   1,628        38,909
Cymer Inc./(1)/                                2,322        38,893
UICI/(1)/                                      2,853        38,886
Albany Molecular Research Inc./(1)/            1,566        38,884
Alaska Air Group Inc./(1)/                     1,946        38,862
Scotts Co. (The) "A"/(1)/                      1,139        38,840
Kulicke & Soffa Industries Inc./(1)(2)/        3,563        38,837
Media General Inc. "A"                           893        38,720
Atlantic Coast Airlines Holdings Inc./(1)/     2,908        38,676
Foundry Networks Inc./(1)/                     6,356        38,454
SBA Communications Corp./(1)/                  2,880        38,448
First Citizens Bancshares Inc. "A"               462        38,434
Cable Design Technologies Corp./(1)/           3,238        38,370
Chico's FAS Inc./(1)(2)/                       1,626        38,292
Longview Fibre Co.                             3,788        38,259

--------------------------------------------------------------------------------
  page 26                                                               i|Shares
iShares Russell 3000 Index Fund
Schedule of Investments (continued)
September 30, 2001 (Unaudited)

Security                                                Shares         Value
-----------------------------------------------------------------------------

COMMON STOCKS (continued)
-----------------------------------------------------------------------------
USEC Inc.                                                 5,949      $ 38,252
Teledyne Technologies Inc./(1)/                           2,396        38,216
Dionex Corp./(1)/                                         1,513        38,158
Olin Corp.                                                2,590        38,073
Provident Bankshares Corp.                                1,835        37,985
Photronics Inc./(1)/                                      2,054        37,896
Elantec Semiconductor Inc./(1)/                           1,651        37,890
AirGate PCS Inc./(1)/                                       849        37,713
Hughes Supply Inc.                                        1,689        37,665
Infocus Corp./(1)/                                        2,885        37,649
Primedia Inc./(1)/                                       16,010        37,623
Standard-Pacific Corp.                                    1,926        37,576
Pep Boys-Manny Moe & Jack Inc.                            3,396        37,526
Cornerstone Realty Income Trust                           3,506        37,514
Hollywood Entertainment Corp./(1)/                        3,188        37,459
Packard BioScience Company/(1)/                           4,735        37,454
Charter Municipal Mortgage Acceptance Corp.               2,343        37,418
FYI Inc./(1)/                                               995        37,332
Western Gas Resources Inc.                                1,427        37,145
Toro Co.                                                    880        37,048
FactSet Research Systems Inc.                             1,525        36,996
Nordson Corp.                                             1,693        36,992
Priority Healthcare Corp. "B"/(1)/                        1,539        36,936
Adolor Corporation/(1)/                                   2,181        36,924
Dycom Industries Inc./(1)/                                3,174        36,818
Virata Corp./(1)/                                         3,682        36,746
Florida East Coast Industries Inc.                        1,670        36,740
NorthWestern Corp.                                        1,668        36,696
S1 Corp./(1)/                                             4,336        36,683
Yellow Corporation/(1)/                                   1,802        36,653
Terex Corp./(1)/                                          2,054        36,582
Newport Corp./(2)/                                        2,587        36,477
CNET Networks Inc./(1)/                                   8,452        36,344
Leap Wireless International Inc./(1)/                     2,312        36,298
American Management Systems Inc./(1)/                     3,021        36,282
GlobeSpan Inc./(1)/                                       4,004        36,196
Legato Systems Inc./(1)/                                  6,598        36,157
Frontier Financial Corp.                                  1,309        35,997
Libbey Inc.                                               1,108        35,733
Sycamore Networks Inc./(1)/                              10,232        35,607
BARRA Inc./(1)/                                             846        35,549
Interactive Data Corp.                                    2,705        35,436
Smucker (J.M) Company (The)                               1,381        35,423
Koger Equity Inc.                                         2,047        35,413
Albemarle Corp.                                           1,869        35,324
C&D Technologies Inc.                                     1,910        35,144
Charming Shoppes Inc./(1)/                                7,154        35,126
UCAR International Inc./(1)/                              3,943        35,093
Texas Regional Bancshares "A"                             1,024        34,990
SonicWALL Inc./(1)/                                       2,943        34,963
Brooks Automation Inc./(1)/                               1,314        34,939
Power Integrations Inc./(1)/                              1,916        34,910
Casey's General Store Inc.                                2,928        34,814
Werner Enterprises Inc.                                   2,082        34,811
Woodward Governor Co.                                       716        34,690
Finisar Corp./(1)(2)/                                     8,746        34,634
IHOP Corp./(1)/                                           1,320        34,584
School Specialty Inc./(1)/                                1,131        34,563
M.D.C. Holdings Inc.                                      1,246        34,539
Interlogix Inc./(1)/                                      1,424        34,461
ABM Industries Inc.                                       1,335        34,456
Waypoint Financial Corp.                                  2,600        34,398
Paxar Corp./(1)/                                          2,696        34,374
Belden Inc.                                               1,826        34,329
Swift Energy Co./(1)/                                     1,664        34,312
Arch Chemicals Inc.                                       1,511        34,300
Aztar Corp./(1)/                                          2,616        34,217
John Nuveen Co. "A"                                         771        34,101
Immunomedics Inc./(1)/                                    2,847        34,079
Ruddick Corp.                                             2,227        34,073
St. Mary Land & Exploration Co.                           2,136        34,026
Kimball International Inc. "B"                            2,585        34,019
Maxygen Inc./(1)/                                         2,145        33,993
Airborne Inc.                                             3,549        33,893
Sonus Networks Inc./(1)/                                 11,268        33,804
CACI International Inc. "A"/(1)/                            618        33,780
Journal Register Co./(1)/                                 2,043        33,710
Trust Company of New Jersey (The)                         1,342        33,684
DSP Group Inc./(1)/                                       1,685        33,616
Frontier Oil Corp.                                        1,958        33,580
FirstFed Financial Corp./(1)/                             1,288        33,488
CVB Financial Corp.                                       1,555        33,432
Datascope Corp.                                             862        33,428
Baldor Electric Co.                                       1,683        33,408
Hot Topic Inc./(1)(2)/                                    1,331        33,408
General Communication Inc. "A"/(1)/                       2,758        33,372
Cirrus Logic Inc./(1)/                                    4,485        33,279
Hutchinson Technology Inc./(1)/                           1,869        33,268
Laclede Gas Co.                                           1,386        33,264
TIBCO Software Inc./(1)/                                  4,520        33,177

--------------------------------------------------------------------------------

iShares Schedules of Investments                                         page 27
iShares Russell 3000 Index Fund
Schedule of Investments (continued)
September 30, 2001 (Unaudited)

Security                                                Shares         Value
-----------------------------------------------------------------------------

COMMON STOCKS (continued)
-----------------------------------------------------------------------------
Viropharma Inc./(1)(2)/                                   1,311     $  33,129
Sunrise Assisted Living Inc./(1)(2)/                      1,282        33,114
ProQuest Company/(1)/                                     1,006        33,097
Delphi Financial Group Inc. "A"                             979        33,090
Intergraph Corp./(1)/                                     3,687        32,999
Consol Energy Inc.                                        1,538        32,959
Liberty Financial Companies Inc.                          1,037        32,925
Harmonic Inc./(1)(2)/                                     4,057        32,862
Neose Technologies Inc./(1)/                                851        32,849
Hain Celestial Group Inc./(1)/                            1,776        32,696
Newpark Resources Inc./(1)/                               4,839        32,663
InterCept Group Inc. (The)/(1)/                             976        32,647
Ameritrade Holding Corp. "A"/(1)(2)/                      8,084        32,417
CORUS Bankshares Inc.                                       719        32,319
Boyds Collection Ltd. (The)/(1)/                          3,917        32,315
Gaylord Entertainment Co. "A"/(1)/                        1,606        32,281
Crawford & Co. "B"                                        2,583        32,158
Sterling Bancshares Inc.                                  2,431        32,138
Flir Systems Inc./(1)/                                      783        32,126
Westport Resources Corp./(1)/                             2,184        32,105
Christopher & Banks Corp./(1)/                            1,066        32,097
Rogers Corp./(1)/                                         1,140        32,045
Terayon Communications Systems Inc./(1)/                  4,492        32,028
Duramed Pharmaceuticals Inc./(1)/                         1,578        31,939
Colonial Properties Trust                                 1,079        31,884
Hyperion Solutions Corp./(1)/                             2,386        31,877
Tucker Anthony Sutro Corporation                          1,335        31,826
Bio-Technology General Corp./(1)/                         4,245        31,753
Manufactured Home Communities Inc.                        1,040        31,637
Corixa Corp./(1)(2)/                                      3,007        31,571
RealNetworks Inc./(1)/                                    6,492        31,551
Carpenter Technology Corp.                                1,414        31,461
Vesta Insurance Group                                     2,401        31,453
Zoran Corp./(1)/                                          1,295        31,365
Bay View Capital Corp./(1)/                               4,480        31,360
Arnold Industries Inc.                                    1,511        31,278
Thornbury Mortgage Inc.                                   1,879        31,135
McLeodUSA Inc. "A"/(1)(2)/                               40,400        31,108
Emmis Communications Corp./(1)(2)/                        2,152        31,032
Arrow International Inc.                                    831        30,996
UniSource Energy Corp.                                    2,212        30,968
Kirby Corp./(1)/                                          1,373        30,893
Time Warner Telecom Inc. "A"/(1)(2)/                      4,261        30,892
Metro One Telecommunications Inc.(1)                      1,331        30,879
CUNO Inc./(1)/                                            1,111        30,830
Cathay Bancorp Inc.                                         572        30,825
Micromuse Inc./(1)/                                       5,424        30,808
Commercial Net Lease Realty Inc.                          2,321        30,753
Integra Bank Corp.                                        1,335        30,705
Unifi Inc./(1)/                                           3,735        30,627
ADTRAN Inc./(1)/                                          1,602        30,598
CTS Corp.                                                 2,071        30,589
National Penn Bancshares Inc.                             1,296        30,456
Coinstar Inc./(1)/                                        1,540        30,369
Kellwood Co.                                              1,638        30,303
DRS Technologies Inc./(1)/                                  871        30,267
Astropower Inc./(1)(2)/                                     877        30,265
ATMI Inc./(1)/                                            1,953        30,174
Meristar Hospitality Corp.                                2,857        30,141
Hollinger International Inc.                              2,870        30,135
Atrix Laboratories Inc./(1)/                              1,280        30,080
Progress Software Corp./(1)/                              2,148        30,051
Beazer Homes USA Inc./(1)/                                  618        30,035
SCP Pool Corp./(1)/                                       1,406        30,007
Ariba Inc./(1)/                                          16,079        29,907
DMC Stratex Networks Inc./(1)/                            5,796        29,907
Jones Lang LaSalle Inc./(1)/                              2,182        29,893
Patina Oil & Gas Corp.                                    1,299        29,877
ONI Systems Inc./(1)/                                     7,405        29,842
Sandy Spring Bancorp Inc.                                   751        29,807
Triumph Group Inc./(1)/                                   1,277        29,754
Littelfuse Inc./(1)/                                      1,344        29,743
Elcor Corp./(2)/                                          1,381        29,733
Noven Pharmaceuticals Inc./(1)/                           1,642        29,720
FelCor Lodging Trust Inc.                                 2,207        29,684
Lennox International Inc.                                 3,182        29,593
Commonwealth Telephone Enterprises Inc./(1)/                801        29,437
Cost Plus Inc./(1)/                                       1,602        29,413
InterDigital Communications Corp./(1)/                    4,011        29,401
Pacific Sunwear of California Inc.(1)                     2,133        29,329
Glimcher Realty Trust                                     1,810        29,286
Actel Corp./(1)/                                          1,642        29,162
Madison Gas & Electric Co.                                1,157        29,099
FuelCell Energy Inc./(1)(2)/                              1,960        29,028
Georgia Gulf Corp.                                        1,803        28,974
Carter-Wallace Inc.                                       1,416        28,929
Presidential Life Corp.                                   1,591        28,924
Prime Hospitality Corp./(1)/                              3,285        28,908
Simpson Manufacturing Co. Inc./(1)/                         545        28,885

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 page 28                                                               i|Shares
iShares Russell 3000 Index Fund
Schedule of Investments (continued)
September 30, 2001 (Unaudited)

Security                                                Shares         Value
-----------------------------------------------------------------------------

COMMON STOCKS (continued)
-----------------------------------------------------------------------------
Western Digital Corp./(1)/                               13,298     $  28,857
Borland Software Corp./(1)(2)/                            3,562        28,852
California Water Service Group                            1,068        28,836
Mediacom Communications Corp./(1)(2)/                     2,212        28,822
Insituform Technologies Inc. "A"/(1)/                     1,688        28,780
WesBanco Inc.                                             1,336        28,724
IDT Corp./(1)/                                            2,495        28,693
Harbor Florida Bancshares Inc.                            1,603        28,646
JLG Industries Inc.                                       3,121        28,588
Exelixis Inc./(1)/                                        2,493        28,570
Corvis Corp./(1)/                                        18,766        28,524
Capstone Turbine Corp./(1)/                               4,721        28,515
Tesoro Petroleum Corp./(1)/                               2,392        28,465
Aquila Inc./(1)/                                          1,305        28,449
Conmed Corp./(1)/                                         1,602        28,355
Chesapeake Corp.                                          1,094        28,280
Harleysville National Corp.                               1,313        28,229
Ionics Inc./(1)/                                          1,275        28,190
Crestline Capital Corp./(1)/                                996        28,137
Trimble Navigation Ltd./(1)/                              1,843        28,106
Papa John's International Inc./(1)(2)/                    1,078        28,082
Quest Software Inc./(1)(2)/                               2,420        28,024
Edison Schools Inc./(1)(2)/                               1,853        27,980
Weis Markets Inc.                                         1,006        27,967
American States Water Co.                                   755        27,935
Information Holdings Inc./(1)/                            1,421        27,908
Symyx Technologies Inc./(1)/                              1,885        27,804
Seacoast Financial Services Corp.                         1,869        27,792
Arthocare Corp./(1)(2)/                                   1,415        27,734
Mills Corp.                                               1,289        27,559
Spherion Corporation/(1)/                                 3,823        27,526
Topps Co. (The)/(1)/                                      2,861        27,466
Getty Images Inc./(1)/                                    2,489        27,454
Empire District Electric Co. (The)                        1,335        27,434
W Holding Co. Inc.                                        1,955        27,370
Mid-State Bancshares                                      1,602        27,346
United National Bancorp                                   1,069        27,260
Mid-America Apartment Communities Inc.                    1,047        27,222
NACCO Industries Inc.                                       488        27,206
MKS Instruments Inc./(1)/                                 1,531        27,175
Nash Finch Co.                                              795        27,110
Ligand Pharmaceuticals Inc. "B"/(1)/                      2,948        27,063
Park Electrochemical Corp.                                1,244        27,057
Apogee Enterprises Inc.                                   2,097        27,051
Oak Technology Inc./(1)/                                  3,465        27,027
Modis Professional Services Inc./(1)/                     6,756        27,024
ANADIGICS Inc./(1)/                                       2,215        27,023
Mine Safety Appliances Co.                                  600        27,000
Bio-Rad Laboratories Inc. "A"/(1)/                          574        26,978
Input/Output Inc./(1)/                                    3,296        26,961
WebEx Communications Inc./(1)(2)/                         1,268        26,932
FileNET Corp./(1)/                                        2,670        26,887
Fleetwood Enterprises Inc./(2)/                           2,404        26,877
West Corp./(1)/                                           1,353        26,789
Group 1 Automotive Inc./(1)/                              1,008        26,762
InfoSpace Inc./(1)/                                      18,072        26,747
Schuler Homes Inc./(1)/                                   2,200        26,730
Helix Technology Corp.                                    1,643        26,682
Taubman Centers Inc.                                      2,134        26,675
Power-One Inc./(1)/                                       4,326        26,605
Arkansas Best Corp./(1)/                                  1,284        26,592
Peabody Energy Corp./(2)/                                 1,103        26,582
Forward Air Corp./(1)(2)/                                 1,126        26,506
Pulitzer Inc.                                               598        26,479
Hooper Holmes Inc.                                        4,240        26,458
WMS Industries Inc./(1)/                                  1,511        26,427
Argonaut Group Inc.                                       1,610        26,388
GenCorp. Inc.                                             2,325        26,365
NYFIX Inc./(1)/                                           1,843        26,355
Glenborough Realty Trust Inc.                             1,421        26,345
Profit Recovery Group International Inc. (The)/(1)(2)/    2,691        26,318
Priceline.com Inc./(1)/                                   6,943        26,314
Handleman Co./(1)/                                        1,876        26,264
Integrated Circuit Systems Inc./(1)/                      2,052        26,225
Enzo Biochem Inc./(1)(2)/                                 1,545        26,203
Silicon Storage Technology Inc./(1)/                      5,651        26,164
REMEC Inc./(1)/                                           3,294        26,121
PacifiCare Health Systems Inc. "A"/(1)(2)/                2,068        26,036
Genesco Inc./(1)(2)/                                      1,602        26,032
Read-Rite Corp./(1)/                                      8,818        26,013
JDN Realty Corp.                                          2,449        25,959
Immunogen Inc./(1)(2)/                                    2,867        25,946
UbiquiTel Inc./(1)/                                       3,210        25,905
Oceaneering International Inc./(1)/                       1,602        25,904
Quanta Services Inc./(1)(2)/                              1,811        25,807
South Jersey Industries                                     842        25,807
Tularik Inc./(1)/                                         1,400        25,788
Global Industries Ltd./(1)/                               4,723        25,740
Dime Community Bancshares                                 1,014        25,674

--------------------------------------------------------------------------------

iShares Schedules of Investments                                         page 29
iShares Russell 3000 Index Fund
Schedule of Investments (continued)
September 30, 2001 (Unaudited)

Security                                                Shares         Value
-----------------------------------------------------------------------------

COMMON STOCKS (continued)
-----------------------------------------------------------------------------
Promistar Financial Corp.                                 1,114     $  25,644
Anaren Microwave Inc./(1)/                                1,567        25,620
Zoll Medical Corp./(1)/                                     718        25,561
Regal-Beloit Corp.                                        1,400        25,550
Three-Five Systems Inc./(1)/                              1,602        25,536
NBT Bancorp Inc.                                          1,780        25,454
On Assignment Inc./(1)/                                   1,582        25,439
Mobile Mini Inc./(1)/                                       977        25,363
Schweitzer-Mauduit International Inc.                     1,068        25,333
Gene Logic Inc./(1)/                                      1,920        25,267
Tennant Co.                                                 721        25,235
Nu Skin Enterprises Inc. "A"                              3,234        25,225
Iomega Corp./(1)/                                        20,618        25,154
Heartland Express Inc./(1)/                               1,094        25,151
Kelly Services Inc. "A"                                   1,244        25,129
Panera Bread Co. "A"/(1)/                                   717        25,088
Sola International Inc./(1)/                              1,654        25,075
Anchor BanCorp Wisconsin Inc.                             1,510        25,066
Interwoven Inc./(1)/                                      6,481        25,017
Benchmark Electronics Inc./(1)(2)/                        1,514        25,011
IRT Property Co.                                          2,310        24,948
ProAssurance Corp./(1)/                                   1,672        24,913
Tanox Inc./(1)/                                           1,683        24,858
Bowne & Co. Inc.                                          2,439        24,756
Genlyte Group Inc. (The)/(1)/                               852        24,708
Corrections Corp. of America/(1)/                         1,877        24,701
Entravision Communications Corp./(1)/                     2,886        24,675
Esterline Technologies Corp./(1)/                         1,556        24,663
Champion Enterprises Inc./(1)/                            3,546        24,645
Offshore Logistics Inc./(1)/                              1,284        24,640
Rare Hospitality International Inc./(1)/                  1,584        24,615
BOK Financial Corp./(1)/                                    814        24,575
Eastgroup Properties Inc.                                 1,119        24,506
Barnes Group Inc.                                         1,150        24,495
Philadelphia Consolidated Holding Co./(1)/                  705        24,492
Internet Security Systems Inc./(1)(2)/                    2,688        24,488
Russell Corp.                                             1,781        24,453
Anthracite Capital Inc.                                   2,351        24,450
Sangstat Medical Corp./(1)/                               1,321        24,346
OfficeMax Inc./(1)/                                       7,927        24,177
Wabtec Corporation                                        2,211        24,100
First Sentinel Bancorp Inc.                               2,045        24,070
EMCOR Group Inc./(1)/                                       754        24,053
Gentiva Health Services Inc./(1)/                         1,335        24,043
FEI Co./(1)/                                              1,105        24,034
Serologicals Corp./(1)/                                   1,326        24,014
Asyst Technologies Inc./(1)(2)/                           2,648        23,964
Itron Inc./(1)(2)/                                        1,041        23,964
Thomas Industries Inc.                                    1,109        23,899
General Semiconductor Inc./(1)/                           2,489        23,894
Lands' End Inc./(1)/                                        826        23,871
Monaco Coach Corp./(1)/                                   1,675        23,869
Oakley Inc./(1)/                                          1,900        23,845
Rayovac Corp./(1)/                                        1,562        23,821
General Cable Corp.                                       2,418        23,817
Alabama National Bancorp                                    721        23,793
Micros Systems Inc./(1)/                                  1,335        23,723
Gardner Denver Inc./(1)/                                  1,068        23,710
DDi Corp./(1)/                                            3,019        23,669
Veritas DGC Inc./(1)/                                     2,122        23,660
Unit Corp./(1)/                                           2,664        23,656
Midway Games Inc./(1)(2)/                                 1,953        23,651
Wellman Inc.                                              2,047        23,643
Kaman Corp. "A"                                           1,784        23,620
First Financial Bankshares Inc.                             799        23,594
Lance Inc.                                                1,776        23,568
AMLI Residential Properties Trust                           997        23,529
Sovran Self Storage Inc.                                    852        23,515
Intermagnetics General Corp./(1)/                         1,010        23,493
Vicor Corp./(1)(2)/                                       1,664        23,479
Checkpoint Systems Inc./(1)/                              2,144        23,434
Griffon Corporation/(1)/                                  1,920        23,424
Documentum Inc./(1)/                                      2,850        23,341
Commercial Metals Co.                                       839        23,324
Engineered Support Systems Inc.                             495        23,314
Ciber Inc./(1)/                                           3,694        23,272
Instinet Group Inc./(1)/                                  2,377        23,271
Ocular Sciences Inc./(1)/                                 1,149        23,267
WD-40 Company                                             1,131        23,242
Quanex Corp.                                              1,006        23,239
AsiaInfo Holdings Inc./(1)(2)/                            1,951        23,197
Triarc Companies Inc./(1)/                                1,004        23,192
U.S. Airways Group Inc./(1)(2)/                           4,987        23,190
PFF Bancorp Inc.                                            843        23,183
Fremont General Corp.                                     4,245        23,178
Dress Barn Inc./(1)/                                      1,038        23,147
Entegris Inc./(1)/                                        2,918        23,052
Bandag Inc.                                                 842        23,029
Andover Bancorp Inc.                                        451        23,019
First Financial Holdings Inc.                             1,002        22,996

--------------------------------------------------------------------------------
 page 30                                                               i|Shares
iShares Russell 3000 Index Fund
Schedule of Investments (continued)
September 30, 2001 (Unaudited)

Security                                                Shares         Value
-----------------------------------------------------------------------------

COMMON STOCKS (continued)
-----------------------------------------------------------------------------
Valuevision International Inc. "A"/(1)/                   1,782     $  22,988
Bedford Property Investors Inc.                           1,134        22,952
Inktomi Corp./(1)/                                        8,363        22,915
PS Business Parks Inc.                                      826        22,880
Sonic Automotive Inc./(1)/                                1,681        22,862
InterVoice-Brite Inc./(1)/                                2,200        22,836
Nextel Partners Inc. "A"/(1)/                             3,391        22,821
Armor Holdings Inc./(1)(2)/                               1,152        22,810
Lone Star Technologies Inc./(1)/                          1,839        22,804
Cohu Inc.                                                 1,523        22,784
Hancock Holding Co.                                         561        22,765
Korn/Ferry International/(1)/                             2,757        22,745
Computer Network Technology Corp./(1)/                    2,160        22,723
Numerical Technologies Inc./(1)(2)/                       1,368        22,709
URS Corp./(1)/                                              987        22,701
FreeMarkets Inc./(1)(2)/                                  2,141        22,652
Advanced Energy Industries Inc./(1)/                      1,362        22,650
Wesco Financial Corp.                                        78        22,628
Sapient Corp./(1)(2)/                                     5,859        22,557
Maverick Tube Corp./(1)/                                  2,489        22,550
US Unwired Inc. "A"/(1)/                                  2,228        22,503
ESS Technology Inc./(1)/                                  2,200        22,484
Hudson River Bancorp Inc.                                 1,122        22,451
Dianon Systems Inc./(1)/                                    445        22,339
Pegasus Communications Corp./(1)/                         3,189        22,323
Pharmacyclics Inc./(1)(2)/                                1,254        22,321
Seachange International Inc./(1)/                         1,277        22,309
Echelon Corp./(1)(2)/                                     1,785        22,277
Pericom Semiconductor Corp./(1)/                          1,602        22,268
Cyberonics Inc./(1)/                                      1,410        22,222
Southwestern Energy Company/(1)/                          1,873        22,195
Aspen Technology Inc./(1)/                                2,216        22,160
Franklin Electric Co. Inc.                                  307        22,104
Intrado Inc./(1)(2)/                                        860        22,068
P.F. Chang's China Bistro Inc./(1)(2)/                      614        22,055
SPS Technologies Inc./(1)/                                  729        22,045
IGEN International Inc./(1)(2)/                             801        22,044
University of Phoenix Online/(1)(2)/                        712        22,044
EGL Inc./(1)/                                             2,485        22,042
Hearst-Argyle Television Inc./(1)/                        1,258        22,015
Amylin Pharmaceuticals Inc./(1)(2)/                       3,973        21,971
Independent Bank Corp.(MI)                                  841        21,950
Applied Industrial Technologies Inc.                      1,297        21,906
Schulman (A.) Inc.                                        2,137        21,904
Duane Reade Inc./(1)/                                       729        21,870
Pharmacopeia Inc./(1)/                                    1,686        21,851
Nautica Enterprises Inc./(1)/                             1,842        21,809
Digital Insight Corp./(1)/                                1,895        21,792
Great Atlantic & Pacific Tea Co.                          1,522        21,780
Manugistics Group Inc./(1)(2)/                            3,735        21,738
Pacific Northwest Bancorp                                 1,068        21,734
Station Casinos Inc./(1)/                                 2,586        21,722
Grey Global Group Inc.                                       39        21,567
MSC.Software Corp./(1)/                                   1,339        21,558
International Multifoods Corp.                            1,128        21,545
Palm Harbor Homes Inc./(1)/                               1,149        21,486
Fred's Inc.                                                 818        21,432
Emisphere Technologies Inc./(1)/                          1,121        21,411
Biosite Diagnostics Inc./(1)/                               884        21,402
Bright Horizons Family Solutions Inc./(1)/                  792        21,384
Circuit City Stores Inc. - CarMax Group/(1)/              1,895        21,319
Cadiz Inc./(1)/                                           2,487        21,314
Verity Inc./(1)/                                          2,106        21,271
Boca Resorts Inc. "A"/(1)/                                2,135        21,243
Alexion Pharmaceuticals Inc./(1)/                         1,242        21,139
Integra LifeSciences Holdings Corporation/(1)(2)/           765        21,129
Biopure Corp./(1)(2)/                                     1,133        21,017
1st Source Corp.                                            976        20,992
F&M Bancorp                                                 801        20,986
Molecular Devices Corp./(1)/                              1,125        20,970
Roadway Express Inc.                                        869        20,934
PMA Capital Corp. "A"                                     1,160        20,880
National Health Investors Inc./(1)/                       1,548        20,821
NUI Corp.                                                 1,018        20,798
Robert Mondavi Corp. (The) "A"/(1)/                         584        20,790
Town & Country Trust                                      1,050        20,790
Parexel International Corp./(1)/                          1,831        20,764
Walter Industries Inc.                                    2,320        20,764
Spartech Corp.                                            1,004        20,763
Chemed Corp.                                                716        20,621
Ryerson Tull Inc.                                         1,643        20,620
Wet Seal Inc. "A"/(1)/                                    1,116        20,546
Teletech Holdings Inc./(1)/                               2,629        20,532
Tower Automotive Inc./(1)/                                2,857        20,485
Greif Brothers Corp. "A"                                    893        20,468
BankUnited Financial Corp. "A"/(1)/                       1,394        20,450
Photon Dynamics Inc./(1)/                                   882        20,418
Analogic Corp.                                              504        20,412
Magellan Health Services Inc./(1)/                        1,777        20,382

--------------------------------------------------------------------------------

iShares Schedules of Investments                                         page 31
iShares Russell 3000 Index Fund
Schedule of Investments (continued)
September 30, 2001 (Unaudited)

Security                                                Shares         Value
-----------------------------------------------------------------------------

COMMON STOCKS (continued)
-----------------------------------------------------------------------------
Secure Computing Corp./(1)/                               2,090     $  20,357
RLI Corp.                                                   496        20,336
Magnum Hunter Resources Inc./(1)/                         2,137        20,280
Proxim Inc./(1)/                                          2,079        20,270
First Horizon Pharmaceutical Corp./(1)/                     779        20,264
DiamondCluster International Inc. "A"/(1)/                2,056        20,252
Spanish Broadcasting System Inc. "A"/(1)/                 2,856        20,249
Pixelworks Inc./(1)/                                      1,607        20,248
Moog Inc. "A"/(1)/                                          897        20,245
Student Loan Corp.                                          287        20,234
Crown Cork & Seal Co. Inc.                                8,822        20,202
Theragenics Corp./(1)/                                    2,184        20,180
Martek Biosciences Corp./(1)(2)/                          1,107        20,147
Agile Software Corp./(1)/                                 2,216        20,143
Heidrick & Struggles International Inc./(1)(2)/           1,406        20,064
Charlotte Russe Holding Inc./(1)/                         1,544        20,057
First Financial Corp.                                       502        20,040
Digene Corp./(1)/                                           801        20,025
Systems & Computer Technology Corp./(1)/                  2,224        20,016
Capital Automotive REIT                                   1,135        19,999
Suffolk Bancorp                                             454        19,953
Electroglas Inc./(1)/                                     1,602        19,945
Strayer Education Inc.                                      447        19,936
Ticketmaster Online-CitySearch Inc. "B"/(1)/              1,923        19,903
Playtex Products Inc./(1)/                                1,957        19,864
ESCO Technologies Inc./(1)/                                 797        19,845
Ocwen Financial Corp./(1)/                                2,749        19,820
Ixia/(1)/                                                 3,120        19,812
Speedway Motorsports Inc./(1)/                              994        19,761
Landauer Inc.                                               581        19,725
O'Charley's Inc./(1)/                                     1,150        19,723
Ivex Packaging Corp./(1)/                                 1,156        19,710
TD Waterhouse Group Inc./(1)/                             3,207        19,691
Parker Drilling Co./(1)/                                  6,387        19,672
Parkway Properties Inc.                                     605        19,663
Tredegar Corporation                                      1,155        19,635
MacDermid Inc.                                            1,540        19,620
Farmer Mac/(1)/                                             587        19,594
Quiksilver Inc./(1)/                                      1,585        19,575
Equity Inns Inc.                                          2,719        19,550
Berry Petroleum Co. "A"                                   1,265        19,544
Lightbridge Inc./(1)/                                     1,901        19,485
Stellent Inc./(1)(2)/                                     1,352        19,469
Pre-Paid Legal Services Inc./(1)(2)/                      1,127        19,429
Avigen Inc./(1)(2)/                                       1,417        19,427
E.piphany Inc./(1)(2)/                                    4,569        19,418
OraSure Technologies Inc./(1)/                            1,892        19,393
Universal Health Realty Inc.                                785        19,390
Roxio Inc./(1)/                                           1,275        19,380
RFS Hotel Investors Inc.                                  1,869        19,344
Corinthian Colleges Inc./(1)/                               573        19,316
MedQuist Inc./(1)/                                          767        19,290
Glacier Bancorp Inc./(2)/                                 1,013        19,247
Oshkosh B'gosh Inc. "A"                                     740        19,240
MIPS Technologies Inc. "A"/(1)/                           2,937        19,237
Simmons First National Corp. "A"                            538        19,217
Financial Federal Corp./(1)(2)/                             783        19,183
CMGI Inc./(1)(2)/                                        19,159        19,159
Semco Energy Inc./(2)/                                    1,335        19,157
ProBusiness Services Inc./(1)/                            1,292        19,109
Microtune Inc./(1)/                                       1,671        19,049
Transwitch Corp./(1)/                                     6,225        19,049
W-H Energy Services Inc./(1)/                             1,352        19,009
Winnebago Industries Inc.                                   884        18,962
Superior Energy Services Inc./(1)/                        3,210        18,939
Informatica Corp./(1)/                                    4,791        18,924
ANSYS Inc./(1)/                                           1,060        18,921
Stride Rite Corp.                                         3,026        18,913
Tollgrade Communications Inc./(1)/                          985        18,912
Grey Wolf Inc./(1)/                                      10,502        18,904
Atwood Oceanics Inc./(1)/                                   726        18,876
Deltic Timber Corp.                                         746        18,874
GoTo.com Inc./(1)/                                        1,520        18,848
NCO Group Inc./(1)/                                       1,376        18,824
Burlington Coat Factory Warehouse Corp.                   1,335        18,823
Tompkins County Trustco Inc.                                493        18,734
Methode Electronics Inc. "A"                              2,480        18,724
Renaissance Learning Inc./(1)/                              568        18,693
JDA Software Group Inc./(1)/                              1,422        18,685
INAMED Corp./(1)/                                         1,099        18,683
ABIOMED Inc./(1)(2)/                                      1,068        18,658
Calgon Carbon Corp.                                       2,451        18,652
Per-Se Technologies Inc./(1)/                             2,347        18,635
CFS Bancorp Inc.                                          1,252        18,617
FSI International Inc./(1)/                               1,869        18,615
Local Financial Corporation/(1)/                          1,392        18,611
First Federal Capital Corp.                               1,249        18,610
Action Performance Companies Inc./(1)(2)/                 1,020        18,574
Jakks Pacific Inc./(1)(2)/                                1,375        18,563
Pioneer-Standard Electronics Inc.                         2,055        18,536

--------------------------------------------------------------------------------
 page 32                                                               i|Shares
iShares Russell 3000 Index Fund
Schedule of Investments (continued)
September 30, 2001 (Unaudited)

Security                                                Shares         Value
-----------------------------------------------------------------------------

COMMON STOCKS (continued)
-----------------------------------------------------------------------------
First Community Bancshares Inc.                             586     $  18,518
Headwaters Inc./(1)/                                      1,683        18,513
Dobson Communications Corp. "A"/(1)(2)/                   1,787        18,495
West Pharmaceutical Services Inc.                           750        18,450
Community Trust Bancorp Inc.                                771        18,427
Airtran Holdings Inc./(1)/                                4,340        18,402
Gold Bancorp Inc.                                         2,362        18,400
U.S. Restaurant Properties Inc.                           1,326        18,365
Area Bancshares Corp.                                     1,080        18,360
Steel Dynamics Inc./(1)/                                  1,856        18,356
Omnova Solutions Inc.                                     2,933        18,331
Allegiance Telecom Inc./(1)/                              6,087        18,322
Texas Biotech Corp./(1)/                                  3,237        18,289
Connecticut Bankshares Inc.                                 827        18,277
Yankee Candle Co. Inc. (The)/(1/(2)/                      1,068        18,263
Take-Two Interactive Software Inc./(1)(2)/                2,581        18,248
First Merchants Corp.                                       793        18,239
JP Realty Inc.                                              814        18,193
Farmers Capital Bank Corp.                                  484        18,111
FTI Consulting Inc./(1)/                                    616        18,110
City Bank                                                   740        18,100
First Republic Bank/(1)/                                    788        18,085
GBC Bancorp                                                 579        18,076
Entertainment Properties Trust                            1,068        18,049
Lexicon Genetics Inc./(1)/                                2,373        18,035
Viasat Inc./(1)/                                          1,009        18,001
Houston Exploration Co./(1)/                                725        17,980
Ventana Medical Systems Inc./(1)/                           877        17,926
Central Parking Corp.                                     1,281        17,921
Encompass Service Corp./(1)/                              4,739        17,913
Manhattan Associates Inc./(1)/                            1,056        17,910
PRI Automation Inc./(1)/                                  1,787        17,906
Identix Inc./(1)/                                         2,195        17,867
PLATO Learning Inc./(1)/                                    740        17,864
AMERCO/(1)/                                                 982        17,853
LSI Industries Inc.                                         714        17,850
Tweeter Home Entertainment Group Inc./(1)/                1,308        17,841
Omega Financial Corp.                                       575        17,837
Phoenix Technologies Ltd./(1)/                            1,776        17,813
Rudolph Technologies Inc./(1)/                              722        17,805
National Western Life Insurance Company "A"/(1)/            176        17,794
Bank of Granite Corp.                                       801        17,790
Pennsylvania Real Estate Investment Trust                   837        17,786
MGI Pharma Inc./(1)/                                      1,324        17,702
Triad Guaranty Inc./(1)/                                    506        17,685
ICU Medical Inc./(1)/                                       442        17,680
MTS Systems Corp.                                         1,537        17,676
American Physicians Capital Inc./(1)/                       851        17,675
Brush Engineered Materials                                1,285        17,669
Caraustar Industries Inc.                                 1,911        17,658
Sterling Financial Corp.(WA)                                827        17,656
Phillips-Van Heusen Corporation                           1,783        17,652
Genuity Inc./(1)/                                        11,207        17,595
Diversa Corp./(1)/                                        1,861        17,493
Southwest Securities Group Inc./(2)/                      1,017        17,472
Universal American Financial Corp./(1)/                   3,142        17,438
Intertan Inc./(1)/                                        2,220        17,427
Learning Tree International Inc./(1)/                       858        17,417
Dimon Inc.                                                3,017        17,348
California Pizza Kitchen Inc./(1)/                        1,095        17,345
Spartan Stores Inc./(1)/                                  1,420        17,324
Cascade Natural Gas Corp.                                   801        17,302
Ameron Inc.                                                 268        17,270
Frontier Airlines Inc./(1)/                               2,085        17,264
EDO Corp.                                                   600        17,250
Community Bank System Inc.                                  627        17,242
Kramont Realty Trust                                      1,380        17,236
Dendrite International Inc./(1)/                          2,169        17,222
American HealthCorp Inc./(1)/                               488        17,202
7-Eleven Inc./(1)/                                        1,778        17,158
United Community Financial Corp.                          2,432        17,146
StorageNetworks Inc./(1)/                                 4,316        17,091
Sotheby's Holdings Inc. "A"/(1)/                          1,425        17,086
Universal Compression Holdings Inc./(1)/                    759        17,078
Columbia Sportswear Co./(1)/                                769        17,072
TALX Corp.                                                  800        17,049
Shopko Stores Inc./(1)/                                   2,055        17,036
Ultratech Stepper Inc./(1)/                               1,418        16,973
Albany International Corp. "A"/(1)/                       1,133        16,950
West Coast Bancorp                                        1,255        16,943
MRV Communications Inc./(1)/                              5,641        16,923
Advanced Tissue Sciences Inc./(1)/                        4,765        16,916
Mississippi Valley Bancshares Inc.                          445        16,910
CPB Inc.                                                    534        16,880
NABI Inc./(1)/                                            2,731        16,878
RailAmerica Inc./(1)(2)/                                  1,350        16,875
Electronics Boutique Holdings Corp./(1)/                    626        16,871
Paxson Communications Corp./(1)/                          2,340        16,848
Lexington Corp. Properties Trust                          1,149        16,833
Young Broadcasting Corp. "A"/(1)/                         1,159        16,806

--------------------------------------------------------------------------------
iShares Schedules of Investments                                         page 33
iShares Russell 3000 Index Fund
Schedule of Investments (continued)
September 30, 2001 (Unaudited)

Security                                                Shares         Value
-----------------------------------------------------------------------------

COMMON STOCKS (continued)
-----------------------------------------------------------------------------
Trammell Crow Co./(1)/                                    1,679      $ 16,790
Spectralink Corp./(1)/                                    1,106        16,789
BankAtlantic Bancorp Inc. "A"                             1,660        16,766
Boston Private Financial Holdings Inc.                      857        16,720
Range Resources Corp./(1)/                                3,520        16,720
Transaction Systems Architects Inc. "A"/(1)/              2,656        16,680
Integrated Silicon Solution Inc./(1)/                     1,937        16,639
CT Communications Inc.                                    1,139        16,629
Rollins Inc.                                              1,068        16,607
Landry's Seafood Restaurants Inc.                         1,122        16,606
Gabelli Asset Management Inc. "A"/(1)/                      450        16,578
Watsco Inc.                                               1,266        16,572
Sterling Bancorp                                            576        16,560
Wilson Greatbatch Technologies Inc./(1)/                    564        16,525
Picturetel Corp./(1)/                                     2,761        16,511
North Pittsburgh Systems Inc.                             1,120        16,509
Curtiss Wright Corp.                                        354        16,496
Dollar Thrifty Automotive Group Inc./(1)/                 1,654        16,457
Russ Berrie & Co. Inc.                                      618        16,439
Stratos Lightwave Inc./(1)/                               4,758        16,415
C-COR.net Corp./(1)/                                      2,395        16,406
Capstead Mortgage Corp.                                     624        16,399
Universal Forest Products Inc.                              861        16,376
Allen Telecom Inc./(1)/                                   1,882        16,373
Forrester Research Inc./(1)/                                985        16,361
FBL Financial Group Inc. "A"                                976        16,319
Pemstar Inc./(1)/                                         1,419        16,319
Prima Energy Corp./(1)/                                     732        16,214
Washington Trust Bancorp Inc.                               876        16,206
Penn Virginia Corp.                                         575        16,186
Inter-Tel Inc.                                            1,411        16,170
ChemFirst Inc.                                              801        16,164
TRC Companies Inc./(1)/                                     447        16,155
Oriental Financial Group Inc.                               801        16,140
Steak n Shake Company (The)/(1)/                          1,629        16,127
Universal Electronics Inc./(1)/                           1,068        16,105
First Place Financial Corp.                               1,127        16,094
Scansource Inc./(1)/                                        359        16,080
Pure Resources Inc./(1)/                                  1,005        16,030
Aaron Rents Inc. "B"                                      1,034        16,027
Cato Corp. "A"                                            1,068        15,977
Insignia Financial Group Inc./(1)/                        1,516        15,918
Hickory Tech Corp.                                          975        15,893
Shuffle Master Inc./(1)/                                  1,258        15,863
Luminex Corp./(1)(2)/                                     1,160        15,834
CoStar Group Inc./(1)/                                      881        15,832
Connecticut Water Service Inc.                              572        15,792
CDI Corp./(1)/                                              982        15,761
Wintrust Financial Corp.                                    507        15,742
Buckeye Technologies Inc./(1)/                            1,586        15,701
United Therapeutics Inc./(1)(2)/                          1,248        15,675
Cytogen Corp./(1)/                                        5,789        15,630
Stewart Information Services Corp./(1)/                     801        15,620
Marcus Corp.                                              1,301        15,612
Seitel Inc./(1)(2)/                                       1,552        15,598
CCBT Financial Companies Inc.                               621        15,537
Pegasus Solutions Inc./(1)/                               1,854        15,537
Planar Systems Inc./(1)/                                    770        15,485
Arctic Cat Inc.                                           1,148        15,475
Peoples Holding Co.                                         461        15,439
Fisher Communications Inc.                                  296        15,392
Akamai Technologies Inc./(1)/                             5,283        15,374
Fidelity Bankshares Inc.                                  1,150        15,352
Connetics Corp./(1)/                                      2,346        15,343
Knight Transportation Inc./(1)/                             801        15,339
Netegrity Inc./(1)(2)/                                    1,789        15,332
Oneida Ltd.                                               1,068        15,326
Net.B@nk Inc./(1)/                                        1,827        15,292
Alliance Gaming Corp./(1)(2)/                             1,076        15,279
Safeguard Scientifics Inc./(1)/                           8,629        15,273
First Indiana Corp.                                         741        15,265
MidAmerica Bancorp                                          608        15,261
Cubic Corp.                                                 442        15,249
M/I Schottenstein Homes Inc.                                451        15,244
Pilgrim's Pride Corp. "B"                                 1,104        15,235
Innkeepers USA Trust/(2)/                                 1,692        15,228
Banner Corporation                                          788        15,224
Saul Centers Inc.                                           801        15,219
CNA Surety Corp.                                          1,123        15,217
Advanta Corp. "A"                                         1,618        15,209
Remington Oil & Gas Corp./(1)/                            1,159        15,171
Memberworks Inc./(1)/                                       737        15,160
Old Second Bancorp Inc.                                     446        15,146
Tetra Technologies Inc./(1)/                                867        15,103
Standex International Corp.                                 801        15,099
Cumulus Media Inc. "A"/(1)/                               2,169        15,075
Impax Laboratories Inc./(1)/                              1,151        15,067
Advanced Marketing Services Inc.                            980        15,043
Vastera Inc./(1)/                                         1,343        15,042
DVI Inc./(1)/                                               885        15,036

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 page 34                                                               i|Shares
iShares Russell 3000 Index Fund
Schedule of Investments (continued)
September 30, 2001 (Unaudited)

Security                                      Shares         Value
------------------------------------------------------------------
COMMON STOCKS (continued)
------------------------------------------------------------------
Trans World Entertainment Corp./(1)/           1,945  $     15,035
NextCard Inc./(1)/                             2,351        14,976
CoorsTek Inc./(1)/                               599        14,969
Endocare Inc./(1)/                               852        14,953
Guitar Center Inc./(1)/                        1,254        14,923
Cash American Investments Inc.                 1,639        14,915
Nuevo Energy Co./(1)/                          1,069        14,913
Myers Industries Inc.                          1,258        14,907
AXT Inc./(1)/                                  1,406        14,904
Stein Mart Inc./(1)/                           1,815        14,883
Interpool Inc.                                 1,019        14,877
ACLARA BioSciences Inc./(1)/                   2,645        14,865
BE Aerospace Inc./(1)/                         1,955        14,858
Novavax Inc./(1)/                              1,051        14,819
NBC Capital Corporation                          452        14,803
Sierra Health Services Inc./(1)/               1,783        14,799
Central Vermont Public Service
  Corporation                                    846        14,797
BioMarin Pharmaceutical Inc./(1)/              1,515        14,771
Wackenhut Corp. "A"/(1)(2)/                      620        14,756
Watts Industries Inc. "A"                      1,124        14,724
Endo Pharmaceuticals Holdings Inc./(1)/        1,356        14,713
Possis Medical Inc./(1)(2)/                    1,256        14,696
Genta Inc./(1)(2)/                             1,419        14,687
Arqule Inc./(1)/                               1,405        14,682
Neurogen Corp./(1)/                              892        14,638
Zenith National Insurance Corp.                  595        14,637
CARBO Ceramics Inc.                              528        14,626
Century Business Services Inc./(1)/            5,849        14,622
Sinclair Broadcast Group "A"/(1)/              1,814        14,621
Unova Inc./(1)/                                3,281        14,600
Right Management Consultants Inc./(1)/           470        14,594
Caliper Technologies Corp./(1)/                1,577        14,587
Expedia Inc. "A"/(1)(2)/                         600        14,574
Hunt /(J.B.)/ Transport Services Inc.(1)       1,117        14,566
Independent Bank Corp.(MA)                       893        14,556
Interface Inc. "A"                             3,381        14,538
Investors Real Estate Trust                    1,558        14,536
OceanFirst Financial Corp.                       579        14,533
Skechers U.S.A. Inc. "A"/(1)(2)/               1,244        14,530
Second Bancorp Inc.                              708        14,514
Centex Construction Products Inc.                491        14,509
3TEC Energy Corp./(1)/                         1,018        14,506
Energy Conversion Devices Inc./(1)/              882        14,500
Great Lakes REIT Inc.                            889        14,491
AFC Enterprises Inc./(1)/                        710        14,484
Vical Inc./(1)/                                1,421        14,480
Intuitive Surgical Inc./(1)/                   2,320        14,477
Bangor Hydro-Electric Co.                        543        14,460
Citizens Inc./(1)/                             1,424        14,439
Guilford Pharmaceuticals Inc./(1)/             1,675        14,422
Kendle International Inc./(1)/                   730        14,410
AMC Entertainment Inc./(1)/                    1,370        14,385
AAR Corp.                                      1,794        14,370
Standard Register Co.                            991        14,370
Gerber Scientific Inc.                         1,367        14,353
Valmont Industries Inc.                        1,025        14,350
Lone Star Steakhouse & Saloon Inc.             1,328        14,342
TriZetto Group Inc. (The)/(1)/                 1,629        14,335
Casella Waste Systems Inc. "A"/(1)/            1,286        14,313
deCODE genetics Inc./(1)/                      2,319        14,308
Sturm Ruger & Co. Inc.                         1,378        14,304
Astec Industries Inc./(1)/                     1,096        14,259
Del Monte Foods Co./(1)/                       1,850        14,245
Dover Downs Entertainment Inc.                 1,150        14,237
Daisytek International Corp./(1)/              1,253        14,209
Penwest Pharmaceuticals Co./(1)/                 824        14,198
First Busey Corp. "A"                            719        14,193
New England Business Service Inc.                815        14,140
American Superconductor Corp./(1)/             1,513        14,131
Children's Place Retail Stores
  Inc./(1)(2)/                                   786        14,093
BroadVision Inc./(1)(2)/                      15,486        14,092
R&G Financial Corp. "B"                          819        14,087
Financial Institutions Inc.                      600        14,064
Finish Line Inc. (The)/(1)/                    1,295        14,051
Artesyn Technologies Inc./(1)/                 2,578        14,024
Praecis Pharmaceuticals Inc./(1)/              3,759        14,021
Magnetek Inc./(1)/                             1,526        14,009
BSB Bancorp Inc.                                 601        13,985
Bone Care International Inc./(1)/                717        13,953
Senior Housing Properties Trust                1,037        13,948
Salem Communications Corp. "A"/(1)/              715        13,943
EPIQ Systems Inc./(1)(2)/                        546        13,923
Santander Bancorp                                715        13,921
Fossil Inc./(1)(2)/                              885        13,903
Brightpoint Inc./(1)/                          4,466        13,845
Indus International Inc./(1)/                  2,322        13,839
Register.com/(1)/                              1,395        13,838
Emcore Corp./(1)/                              1,616        13,833
National Processing Inc./(1)/                    494        13,832
Versicor Inc./(1)/                             1,032        13,829

--------------------------------------------------------------------------------
iShares Schedules of Investments                                       page 35
iShares Russell 3000 Index Fund
Schedule of Investments (continued)
September 30, 2001 (Unaudited)

Security                                      Shares         Value
------------------------------------------------------------------
COMMON STOCKS (continued)
------------------------------------------------------------------
Alliance Semiconductor Corp./(1)/              1,924  $     13,814
Redback Networks Inc./(1)/                     9,525        13,811
Western Multiplex Corp./(1)/                   3,693        13,810
RadiSys Corp./(1)/                             1,148        13,776
Presstek Inc./(1)/                             2,219        13,758
Championship Auto Racing Teams Inc./(1)/         988        13,733
Milacron Inc.                                  1,146        13,706
Pope & Talbot Inc.                             1,068        13,670
Riggs National Corp.                             881        13,656
Octel Corp./(1)/                                 748        13,651
Vital Sign Inc.                                  446        13,648
Geron Corp./(1)(2)/                            1,421        13,642
Westfield America Inc.                           844        13,631
CorVel Corp./(1)/                                518        13,623
Gymboree Co./(1)/                              2,088        13,572
Dyax Corp./(1)/                                1,409        13,555
Glatfelter (P.H.) Co.                            884        13,534
Columbia Banking System Inc./(1)/                987        13,522
Centra Software Inc./(1)/                      1,579        13,516
Durect Corp./(1)/                              1,392        13,475
Electro Rent Corp./(1)/                        1,068        13,467
Mission West Properties Inc.                   1,121        13,452
Professional Detailing Inc./(1)/                 564        13,451
AnswerThink Consulting Group Inc./(1)/         2,852        13,404
Silgan Holdings Inc./(1)/                        732        13,396
Rightchoice Managed Care Inc./(1)/               267        13,363
Sports Resorts International Inc./(1)(2)/      1,855        13,337
Lindsay Manufacturing Co.                        751        13,330
NCI Building Systems Inc./(1)/                 1,158        13,317
NaPro BioTherapeutics Inc./(1)/                1,681        13,280
UNB Corp.                                        779        13,259
SERENA Software Inc./(1)/                      1,137        13,246
Bank Mutual Corp.                                822        13,234
Interneuron Pharmaceuticals Inc./(1)/          2,651        13,202
Conestoga Enterprises Inc.                       575        13,196
Umpqua Holdings Corp./(2)/                     1,068        13,190
Robbins & Myers Inc.                             534        13,163
Nortek Inc./(1)/                                 610        13,146
Brown Shoe Company Inc.                        1,158        13,143
Vans Inc./(1)/                                 1,143        13,133
Brookline Bancorp Inc.                           875        13,125
Polymedica Industries Corp./(1)(2)/              859        13,117
United Natural Foods Inc./(1)/                   720        13,090
Actuate Corp./(1)/                             3,123        13,085
Thor Industries Inc.                             479        13,077
Clark/Bardes Holdings Inc./(1)/                  606        13,065
State Auto Financial Corp.                       979        13,050
AO Smith Corp. "B"                               743        13,032
Main Street Banks Inc.                           723        13,007
RTI International Metals Inc./(1)/             1,556        12,993
U.S. Industries Inc.                           5,645        12,984
Bethlehem Steel Corp./(1)/                    10,123        12,957
Crossmann Communities Inc.                       493        12,951
United Industial Corp.                           881        12,951
Antigenics Inc./(1)(2)/                        1,015        12,941
Integral Systems Inc./(1)/                       716        12,917
Vasomedical Inc./(1)/                          4,206        12,912
MCSi Inc./(1)(2)/                                801        12,904
Arrow Financial Corp.                            461        12,894
Commonwealth Bancorp Inc.                        625        12,887
Kadant Inc./(1)/                                 999        12,887
UnitedGlobalCom Inc. "A"/(1)(2)/               5,554        12,885
Irwin Financial Corp./(2)/                       616        12,874
Imatron Inc./(1)/                              7,222        12,855
Organogenesis Inc./(1)/                        2,196        12,847
Consolidated Graphics Inc./(1)/                  752        12,844
Keynote Systems Inc./(1)/                      1,685        12,806
Crown Media Holdings Inc./(1)/                 1,248        12,792
IDX Systems Corp./(1)/                         1,248        12,792
Sirius Satellite Radio Inc./(1)(2)/            3,563        12,791
Encore Wire Corp./(1)/                           986        12,769
Flushing Financial Corp.                         793        12,767
Therma-Wave Inc./(1)/                          1,243        12,766
Bei Technologies Inc.                            795        12,760
Sonosite Inc./(1)(2)/                            625        12,750
Arena Pharmaceuticals Inc./(1)/                1,159        12,749
MRO Software Inc./(1)/                         1,249        12,740
TBC Corp./(1)/                                 1,289        12,735
Integrated Electrical Services Inc./(1)/       2,311        12,711
Saga Communications Inc./(1)/                    734        12,706
aaiPharma Inc./(1)/                              738        12,694
SPSS Inc./(1)/                                   737        12,684
First Essex Bancorp Inc.                         483        12,679
Sage Inc./(1)/                                   831        12,673
Xicor Inc./(1)/                                1,594        12,672
Hotel Reservations Network Inc.
  "A"/(1)(2)/                                    557        12,666
Skyline Corp.                                    474        12,656
MTR Gaming Group Inc./(1)(2)/                  1,364        12,644
Nuance Communications Inc./(1)/                1,945        12,643
City Holding Co.                               1,264        12,640

--------------------------------------------------------------------------------
  page 36                                                               i|Shares
iShares Russell 3000 Index Fund
Schedule of Investments (continued)
September 30, 2001 (Unaudited)

Security                                      Shares         Value
------------------------------------------------------------------
COMMON STOCKS (continued)
------------------------------------------------------------------
Community Banks Inc.                             518  $     12,639
Rural Cellular Corp. "A"/(1)/                    517        12,563
Websense Inc./(1)/                             1,148        12,513
Startek Inc./(1)/                                715        12,505
Standard Commercial Corp.                        760        12,502
Building Materials Holdings Corp./(1)/           890        12,496
Kroll Inc./(1)/                                1,097        12,495
Merix Corp./(1)/                                 889        12,490
Penn Engineering & Manufacturing Corp.           879        12,482
WestCorp Inc.                                    727        12,468
BancFirst Ohio Corp.                             568        12,411
Factory 2-U Stores Inc./(1)/                     885        12,390
Mid Atlantic Realty Trust                        885        12,390
Boston Communications Group Inc./(1)/          1,105        12,376
Information Resources Inc./(1)/                1,949        12,376
AVANIR Pharmaceuticals "A"/(1)/                4,265        12,368
Cognizant Technology Solutions Corp./(1)/        552        12,365
webMethods Inc./(1)(2)/                        1,789        12,362
Hydril Co./(1)/                                  887        12,356
Kansas City Life Insurance Co.                   353        12,355
New Focus Inc./(1)/                            3,818        12,332
Wabash National Corp.                          1,787        12,330
K Swiss Inc. "A"                                 502        12,324
United Fire & Casualty Co.                       479        12,296
Woodhead Industries Inc.                         820        12,267
Arris Group Inc./(1)/                          3,426        12,265
Rent-A-Center Inc./(1)/                          525        12,206
Avid Technology Inc./(1)/                      1,673        12,196
WatchGuard Technologies Inc./(1)/              1,581        12,110
Port Financial Corp.                             505        12,059
Midland Co.                                      297        12,058
Associated Estates Realty Corp.                1,255        12,048
Acacia Research Corp./(1)(2)/                  1,309        12,030
Redwood Trust Inc./(2)/                          499        12,026
Spectrasite Holdings Inc./(1)/                 4,990        12,026
Matrixone Inc./(1)/                            2,209        12,017
Tejon Ranch Co./(1)/                             534        12,015
Key Productions Co. Inc./(1)/                  1,040        12,012
4Kids Entertainment Inc./(1)(2)/                 603        12,000
Regeneration Technologies Inc./(1)/            1,028        11,976
SIPEX Corp./(1)/                               1,853        11,970
National Golf Properties Inc.                    745        11,957
Semitool Inc./(1)/                             1,250        11,950
Research Frontiers Inc./(1)(2)/                  735        11,944
BKF Capital Group Inc./(1)/                      442        11,934
USB Holding Co. Inc.                             801        11,895
dELiA*s Corp. "A"/(1)/                         2,219        11,849
First Bancorp North Carolina                     493        11,832
Ackerly Group Inc. /(The)/(1)                  1,105        11,823
Capital City Bank Group Inc.                     503        11,805
Luby's Inc./(1)/                               1,651        11,805
SBS Technologies Inc./(1)/                     1,056        11,785
Middlesex Water Co.                              357        11,781
St Francis Capital Corp.                         551        11,764
Sequa Corp. "A"/(1)/                             260        11,762
Bel Fuse Inc. "B"                                605        11,761
Corvas International Inc./(1)/                 2,045        11,759
Centennial Bancorp                             1,559        11,755
Audiovox Corp. "A"/(1)/                        1,283        11,727
Movado Group Inc.                                755        11,703
Zygo Corp./(1)/                                1,134        11,692
Active Power Inc./(1)/                         2,329        11,668
F5 Networks Inc./(1)(2)/                       1,257        11,665
Covansys Corporation/(1)/                      1,333        11,650
Titan Pharmaceuticals Inc./(1)/                1,864        11,650
First Niagara Financial Group Inc.               732        11,617
Navigant Consulting Co./(1)/                   3,129        11,609
McDATA Corporation "A"/(1)/                    1,383        11,603
Eden Bioscience Corp./(1)(2)/                  1,522        11,598
Insurance Auto Auctions Inc./(1)/                858        11,583
Hovnanian Enterprises Inc. "A"/(1)/            1,001        11,542
Metasolv Inc./(1)/                             1,923        11,538
Proton Energy Systems Inc./(1)/                2,445        11,516
SCPIE Holdings Inc.                              715        11,512
Zomax Inc./(1)/                                2,120        11,512
Cygnus Inc./(1)(2)/                            2,057        11,457
Farmer Brothers Co.                               52        11,440
Pinnacle Systems Inc./(1)/                     3,922        11,413
Flagstar Bancorp Inc.                            494        11,411
First Consulting Group Inc./(1)/               1,269        11,408
Seacoast Banking Corp. of Florida                270        11,391
CSK Auto Corp./(1)/                            1,822        11,387
Atlas Air Inc./(1)(2)/                         1,155        11,377
Lakeland Bancorp Inc.                            813        11,341
Alexander's Inc./(1)/                            186        11,327
Centillium Communications Inc./(1)/            1,869        11,326
Esperion Therapeutics Inc./(1)/                1,517        11,302
Radiant Systems Inc./(1)/                      1,108        11,302
Energy Partners Ltd./(1)/                      1,619        11,301
Haverty Furniture Companies Inc.               1,147        11,298

--------------------------------------------------------------------------------
iShares Schedules of Investments                                       page 37
iShares Russell 3000 Index Fund
Schedule of Investments (continued)
September 30, 2001 (Unaudited)

Security                                      Shares         Value
------------------------------------------------------------------
COMMON STOCKS (continued)
------------------------------------------------------------------
InteliData Technologies Corp./(1)/             3,438  $     11,277
Crown American Realty Trust                    1,571        11,154
Movie Gallery Inc./(1)/                          538        11,153
World Wrestling Federation
  Entertainment Inc./(1)/                        844        11,141
Internap Network Services Corp./(1)/          11,139        11,139
HEICO Corp.                                      741        11,115
SY Bancorp Inc.                                  346        11,072
Herbalife International Inc. "A"/(2)/          1,096        11,069
Playboy Enterprises Inc. "B"/(1)/                892        11,016
DigitalThink Inc./(1)/                         1,424        11,008
Stanley Furniture Co. Inc./(1)/                  454        10,950
DUSA Pharmaceuticals Inc./(1)/                 1,067        10,947
NL Industries Inc.                               730        10,943
Buca Inc./(1)/                                   975        10,939
Applica Inc./(1)/                              1,294        10,934
Supertex Inc./(1)/                               716        10,912
Urocor Inc./(1)/                                 618        10,864
HotJobs.com Ltd./(1)/                          1,818        10,853
Urologix Inc./(1)(2)/                            798        10,853
Vitria Technology Inc./(1)/                    5,279        10,822
McGrath Rentcorp                                 502        10,798
Holly Corp.                                      596        10,776
Aspect Medical Systems Inc./(1)/                 983        10,764
NTELOS Inc./(1)/                               1,289        10,763
NeoPharm Inc./(1)/                               766        10,762
Denbury Resources Inc./(1)/                    1,298        10,760
Getty Realty Corp.                               597        10,746
Powell Industries Inc./(1)/                      474        10,736
Portal Software Inc./(1)/                      7,204        10,734
Ultimate Electronics Inc./(1)/                   618        10,722
Metromedia Fiber Network Inc. "A"/(1)/        31,511        10,714
Boykin Lodging Co.                             1,335        10,680
WFS Financial Inc./(1)/                          601        10,668
Chiles Offshore Inc./(1)/                        527        10,645
Bassett Furniture Industries Inc.                761        10,631
Coastal Bancorp Inc.                             301        10,625
Comstock Resources Inc./(1)/                   1,786        10,609
Midas Inc.                                     1,069        10,583
Computerized Thermal Imaging Inc./(1)/         4,719        10,571
Gorman Rupp Co.                                  543        10,534
Celeritek Inc./(1)/                              890        10,529
Genzyme Corp. - Biosurgery Division/(1)/       2,690        10,491
Aphton Corp./(1)(2)/                           1,067        10,489
Entrust Technologies Inc./(1)/                 3,657        10,422
X-Rite Inc.                                    1,319        10,420
JNI Corp./(1)/                                 1,666        10,413
Cleveland-Cliffs Inc.                            722        10,397
Advanced Neuromodulation Systems Inc./(1)/       502        10,391
Lufkin Industries Inc.                           453        10,383
CardioDynamics International Corp./(1)(2)/     2,146        10,301
American Woodmark Corp.                          350        10,272
Quaker Chemical Corp.                            565        10,255
Digimarc Corp./(1)/                              744        10,245
Northfield Laboratories Inc./(1)(2)/             786        10,226
Pennfed Financial Services Inc.                  454        10,206
Lexent Inc./(1)/                               1,406        10,194
Oregon Steel Mills Inc./(1)/                   1,903        10,181
Parkervision Inc./(1)(2)/                        564        10,175
Lecroy Corp./(1)/                                525        10,169
BancFirst Corp.                                  297        10,157
USG Corp./(2)/                                 2,723        10,157
German American Bancorp                          616        10,133
II-VI Inc./(1)/                                  777        10,124
Penn National Gaming Inc./(1)/                   617        10,119
NewPower Holdings Inc./(1)/                    3,281        10,105
Avant Immunotherapeutics Inc./(1)/             4,253        10,080
Resource America Inc. "A"                      1,127        10,075
WSFS Financial Corp.                             611        10,069
IBERIABANK Corp.                                 352        10,067
Capitol Transamerica Corp.                       615        10,061
Vidamed Inc./(1)/                              2,630        10,047
Aether Systems Inc./(1)(2)/                    1,601        10,038
Standard Microsystems Corp./(1)/               1,068        10,018
Isle of Capris Casinos Inc./(1)(2)/            1,406         9,981
Inspire Pharmaceuticals Inc./(1)/              1,151         9,968
Trico Marine Services Inc./(1)/                1,683         9,963
Global Sports Inc./(1)(2)/                       852         9,926
Southern Peru Copper Corp.                     1,047         9,894
Oxford Industries Inc.                           451         9,877
Symmetricom Inc./(1)/                          1,815         9,874
Watson Wyatt & Co. Holdings/(1)/                 621         9,874
Pharmos Corp./(1)/                             4,045         9,870
RPC Inc.                                         793         9,857
UniFirst Corp.                                   583         9,853
Pitt-Des Moines Inc.                             323         9,852
Magna Entertainment Corp. "A"/(1)/             1,623         9,835
Select Medical Corp./(1)/                        624         9,828
Cole National Corp./(1)/                         739         9,807
Jill (J.) Group Inc. (The)/(1)/                  784         9,800

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  page 38                                                               i|Shares
iShares Russell 3000 Index Fund
Schedule of Investments (continued)
September 30, 2001 (Unaudited)

Security                                               Shares         Value
---------------------------------------------------------------------------

COMMON STOCKS (continued)
---------------------------------------------------------------------------
EntreMed Inc./(1)(2)/                                   1,119     $   9,791
Quixote Corp.                                             466         9,791
Osmonics Inc./(1)/                                        783         9,788
Array BioPharma Inc./(1)/                               1,084         9,778
Meritage Corp./(1)/                                       264         9,768
Allscripts Healthcare Solutions Inc./(1)(2)/            2,318         9,736
Cheap Tickets Inc./(1)/                                   594         9,736
Specialty Laboratories Inc./(1)/                          354         9,735
Boyd Gaming Corp./(1)/                                  2,185         9,723
Natures Sunshine Products Inc.                            848         9,710
Carreker Corp./(1)/                                     1,276         9,685
Digital Lightwave Inc./(1)(2)/                            986         9,673
Travelocity.com Inc./(1)(2)/                              727         9,669
American Axle & Manufacturing Holdings Inc./(1)/          758         9,664
Transmeta Corp./(1)/                                    6,852         9,661
Sequenom Inc./(1)(2)/                                   1,380         9,660
La Jolla Pharmaceutical Co./(1)/                        2,362         9,613
Coachmen Industries Inc.                                1,068         9,612
Excel Technology Inc./(1)/                                610         9,595
Roanoke Electrics Steel Corp.                             806         9,591
Genome Therapeutics Corp./(1)/                          1,653         9,587
Butler Manufacturing Co.                                  441         9,570
Midwest Banc Holdings Inc.                                447         9,557
Rigel Pharmaceuticals Inc./(1)/                         1,909         9,545
Labor Ready Inc./(1)/                                   2,991         9,541
DuPont Photomasks Inc./(1)/                               343         9,529
Rent-Way Inc./(1)/                                      1,815         9,529
Nanometrics Inc./(1)/                                     538         9,528
Dendreon Corp./(1)/                                     1,120         9,520
Flow International Corp./(1)/                             983         9,515
Microvision Inc./(1)(2)/                                  742         9,498
Great Southern Bancorp Inc.                               358         9,491
Central Coast Bancorp/(1)/                                451         9,457
Pricesmart Inc./(1)/                                      270         9,450
Kos Pharmaceuticals Inc./(1)/                             339         9,441
Gray Communications Systems Inc.                          620         9,424
Somera Communications Inc./(1)/                         2,187         9,404
Viewpoint Corp./(1)/                                    2,761         9,387
Midwest Express Holdings Inc./(1)/                        885         9,381
Baldwin & Lyons Inc. "B"                                  483         9,375
Garan Inc.                                                269         9,375
Hancock Fabrics Inc.                                    1,142         9,364
Siliconix Inc./(1)/                                       450         9,347
Mattson Technology Inc./(1)/                            2,325         9,300
Circor International Inc.                                 619         9,285
Conceptus Inc./(1)/                                       532         9,257
Sykes Enterprises Inc./(1)/                             1,659         9,257
Actrade Financial Technologies Ltd./(1)(2)/               503         9,240
Rock-Tenn Company "A"                                     840         9,240
kForce.com Inc./(1)/                                    1,831         9,210
Medicines Company (The)/(1)(2)/                         1,516         9,172
U.S. Concrete Inc./(1)/                                 1,255         9,124
Alloy Online Inc./(1)(2)/                                 739         9,119
Caminus Corp./(1)/                                        621         9,116
Wild Oats Markets Inc./(1)(2)/                          1,148         9,115
National Healthcare Corp./(1)/                            592         9,111
3D Systems Corp./(1)/                                     584         9,110
Martha Stewart Living Inc. "A"/(1)(2)/                    611         9,104
Friedman Billings Ramsey Group Inc. "A"/(1)/            1,783         9,093
Elizabeth Arden Inc./(1)/                                 712         9,092
Medford Bancorp Inc.                                      469         9,052
Vion Pharmaceuticals Inc./(1)/                          1,928         9,023
NS Group Inc./(1)/                                      1,326         9,017
Pomeroy Computer Resources/(1)/                           745         8,977
Acadia Realty Trust                                     1,383         8,976
Resources Connection Inc./(1)/                            490         8,908
Prosperity Bancshares Inc.                                346         8,892
Global Imaging Systems Inc./(1)/                          508         8,885
SpeechWorks International Inc./(1)/                     1,799         8,869
Illumina Inc./(1)/                                      1,362         8,853
SJNB Financial Corp.                                      212         8,853
QRS Corp./(1)(2)/                                       1,053         8,845
Northwest Bancorp Inc.                                    883         8,839
Supergen Inc./(1)/                                      1,253         8,834
MB Financial Inc./(1)/                                    352         8,800
Recoton Corp./(1)/                                        712         8,793
Clarent Corp./(1)/                                      1,631         8,758
Columbia Laboratories Inc./(1)/                         1,946         8,738
Daktronics Inc./(1)(2)/                                   992         8,730
Lynch Interactive Corp./(1)/                              176         8,712
PICO Holdings Inc./(1)/                                   792         8,712
International Specialty Products Inc./(1)/                986         8,706
Pain Therapeutics Inc./(1)/                             1,243         8,701
Acclaim Entertainment Inc./(1)/                         3,216         8,619
Mastec Inc./(1)/                                        1,689         8,614
Silicon Laboratories Inc./(1)/                            624         8,605
Trex Co. Inc./(1)(2)/                                     493         8,603
Ambassadors International Inc.                            514         8,584
Key3Media Group Inc./(1)/                               2,159         8,550

--------------------------------------------------------------------------------
iShares Schedules of Investments                                         page 39
iShares Russell 3000 Index Fund
Schedule of Investments (continued)
September 30, 2001 (Unaudited)

Security                                               Shares         Value
---------------------------------------------------------------------------

COMMON STOCKS (continued)
---------------------------------------------------------------------------
Genzyme Corp. - Molecular Oncology/(1)/                 1,103     $   8,548
Mail-Well Inc./(1)/                                     2,310         8,547
Credit Acceptance Corp./(1)/                              976         8,530
Smart & Final Inc./(1)/                                   836         8,510
Applied Molecular Evolution Inc./(1)/                   1,150         8,498
Liqui-Box Corp.                                           206         8,498
Terra Industries Inc./(1)/                              2,853         8,473
Lawson Products Inc.                                      347         8,467
Boston Beer Co Inc. "A"/(1)/                              719         8,455
Burnham Pacific Properties Inc.                         1,693         8,448
Telik Inc./(1)/                                         1,296         8,424
Spectrian Corp./(1)(2)/                                   842         8,420
Meridian Resource Corp. (The)/(1)/                      2,588         8,411
Trendwest Resorts Inc./(1)(2)/                            339         8,390
Aviall Inc./(1)/                                        1,364         8,389
J & J Snack Foods Corp./(1)/                              446         8,363
infoUSA Inc./(1)/                                       2,055         8,343
Discount Auto Parts Inc./(1)/                             604         8,335
National Presto Industries Inc.                           308         8,285
PetroQuest Energy Inc./(1)/                             1,646         8,279
Quaker City Bancorp Inc./(1)/                             276         8,277
Winston Hotels Inc.                                     1,045         8,256
Valence Technology Inc./(1)/                            2,331         8,252
Global Power Equipment Group Inc./(1)/                    542         8,238
Private Media Group Inc./(1)(2)/                        1,062         8,231
Curis Inc./(1)/                                         2,346         8,211
LaSalle Hotel Properties                                  888         8,205
Great American Financial Resources Inc.                   451         8,186
Miravant Medical Technologies/(1)/                      1,068         8,170
Avant! Corp./(1)(2)/                                    2,757         8,161
Nu Horizons Electronics Corp./(1)/                      1,080         8,154
Stepan Co.                                                450         8,123
Paradigm Genetics Inc./(1)/                             1,295         8,094
Progenics Pharmaceuticals Inc./(1)/                       581         8,076
Lantronix Inc./(1)/                                     1,323         8,070
AMCOL International Corp.                               1,425         8,051
Avatar Holdings/(1)/                                      349         8,048
Wackenhut Corrections Corp./(1)/                          600         8,040
Vail Resorts Inc./(1)/                                    578         8,034
PC-Tel Inc./(1)/                                        1,067         8,003
Purina Mills Inc./(1)/                                    359         7,970
Quicksilver Resources Inc./(1)/                           586         7,970
K2 Inc./(1)/                                            1,330         7,953
Encore Acquisition Co./(1)/                               530         7,950
Pinnacle Entertainment Inc./(1)/                        1,336         7,949
Sciclone Pharmaceuticals Inc./(1)/                      2,372         7,946
Regent Communications Inc./(1)/                         1,315         7,916
Century Aluminum Company                                  987         7,906
Bell Microproducts Inc./(1)/                            1,028         7,905
United Auto Group Inc./(1)/                               475         7,904
Metawave Communications Corp./(1)/                      2,927         7,903
XO Communications Inc. "A"/(1)(2)/                     19,230         7,884
Gulfmark Offshore Inc./(1)/                               326         7,824
WESCO International Inc./(1)/                           1,519         7,823
Armstrong Holdings Inc./(1)/                            2,859         7,805
Corporate Office Properties Trust                         715         7,793
Plug Power Inc./(1)(2)/                                   810         7,792
Concord Camera Corp./(1)/                               1,778         7,788
OSCA Inc./(1)/                                            502         7,781
Med-Design Corp. (The)/(1)(2)/                            539         7,762
Netro Corp./(1)/                                        2,874         7,760
AVI BioPharma Inc./(1)(2)/                              1,048         7,755
Spiegel Inc. "A"                                        1,098         7,741
Buckle Inc. (The)/(1)/                                    469         7,738
Riviana Foods Inc.                                        446         7,729
Auspex Systems Inc./(1)/                                3,286         7,722
SoundView Technology Group Inc./(1)/                    3,827         7,692
CPI Corp.                                                 534         7,674
FalconStor Software Inc./(1)(2)/                          880         7,630
I-Stat Corp./(1)/                                       1,242         7,576
Universal Display Corp./(1)(2)/                         1,067         7,522
Wyndham International Inc. "A"/(1)/                    11,544         7,504
Syntroleum Corp./(1)/                                   1,593         7,471
Ingles Markets Inc. "A"                                   622         7,464
EarthShell Corp./(1)/                                   3,378         7,432
Sanchez Computer Associates Inc./(1)/                     987         7,422
Silicon Image Inc./(1)/                                 3,540         7,399
Dura Automotive Systems Inc./(1)/                       1,024         7,373
Wireless Facilities Inc./(1)/                           1,649         7,371
Novadigm Inc./(1)/                                        999         7,343
NN Inc.                                                   841         7,334
Genencor International Inc./(1)(2)/                       743         7,326
Infonet Services Corp. "B" ADR(1)                       3,404         7,319
Green Mountain Coffee Inc./(1)/                           317         7,307
Dril-Quip Inc./(1)/                                       471         7,300
Friedman's Inc.                                         1,032         7,286
Lydall Inc./(1)/                                        1,098         7,247
TriPath Imaging Inc./(1)/                               1,683         7,237
Wilsons The Leather Experts Inc./(1)/                     800         7,232
Aurora Foods Inc./(1)/                                  1,808         7,214

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page 40                                                                 i|Shares
iShares Russell 3000 Index Fund
Schedule of Investments (continued)
September 30, 2001 (Unaudited)

Security                                               Shares         Value
---------------------------------------------------------------------------

COMMON STOCKS (continued)
---------------------------------------------------------------------------
CSS Industries Inc./(1)/                                  285     $   7,210
MapInfo Corp./(1)/                                        985         7,191
Red Hat Inc./(1)/                                       2,047         7,165
MicroFinancial Inc.                                       521         7,164
Maxim Pharmaceuticals Inc./(1)/                         1,810         7,150
Ditech Communications Corp./(1)/                        1,693         7,111
Valhi Inc.                                                534         7,102
NCH Corp.                                                 181         7,093
Foamex International Inc./(1)/                          1,151         7,079
Exide Corp.                                             1,882         7,076
Fedders Corp.                                           1,814         7,075
Mesa Air Group Inc./(1)(2)/                             2,168         7,068
Aspect Communications Corp./(1)/                        3,948         7,067
HI/FN Inc./(1)/                                           715         7,043
SJW Corp.                                                  86         7,043
Genrad Inc./(1)/                                        2,146         7,017
New Century Financial Corp./(1)(2)/                       714         6,997
Tanger Factory Outlet Centers Inc.                        338         6,997
VaxGen Inc./(1)(2)/                                       559         6,988
Peregrine Pharmaceuticals/(1)/                          7,030         6,960
CoBiz Inc.                                                538         6,940
1-800-FLOWERS.com Inc./(1)/                               575         6,934
Navigant International Inc./(1)/                          862         6,930
RCN Corp./(1)/                                          2,160         6,912
eSPEED Inc. "A"/(1)(2)/                                   865         6,911
Witness Systems Inc./(1)/                                 848         6,911
Republic Bancorp Inc. "A"                                 520         6,890
Option Care Inc./(1)(2)/                                  443         6,884
Gibraltar Steel Corp.                                     454         6,855
Cell Pathways Inc./(1)(2)/                              2,074         6,823
Catalytica Energy Systems Inc./(1)/                       890         6,817
Artisan Components Inc./(1)/                              859         6,803
LodgeNet Entertainment Corp./(1)/                         619         6,803
Virage Logic Corp./(1)/                                   619         6,766
Steinway Musical Instruments Inc./(1)/                    466         6,752
Kenneth Cole Productions "A"/(1)/                         533         6,742
IMPCO Technologies Inc./(1)(2)/                           579         6,740
SONICblue Inc./(1)/                                     6,178         6,734
Silicon Graphics Inc./(1)/                             14,636         6,733
Sunrise Telecom Inc./(1)/                               1,348         6,727
Hexcel Corp./(1)/                                       1,678         6,712
Closure Medical Corp./(1)/                                347         6,680
Triangle Pharmaceuticals Inc./(1)/                      2,087         6,678
Value Line Inc.                                           174         6,664
Metromedia International Group Inc./(1)/                5,545         6,654
SCM Microsystems Inc./(1)/                              1,068         6,632
Volt Information Sciences Inc./(1)/                       552         6,613
PLX Technology Inc./(1)/                                1,279         6,612
Medallion Financial Corp.                                 801         6,608
KCS Energy Inc./(1)(2)/                                 1,864         6,580
Xybernaut Corp./(1)/                                    3,290         6,580
Keithley Instruments Inc.                                 458         6,572
Aware Inc./(1)/                                         1,664         6,556
Alico Inc.                                                258         6,540
Micro General Corp./(1)/                                  762         6,538
Lithia Motors Inc. "A"/(1)/                               470         6,533
Horizon Offshore Inc./(1)/                              1,068         6,515
Turnstone Systems Inc./(1)(2)/                          2,171         6,513
ATS Medical Inc./(1)/                                   1,627         6,508
Insmed Incorporated/(1)/                                2,427         6,504
Aksys Ltd./(1)/                                         1,287         6,499
Transgenomic Inc./(1)/                                    858         6,478
Valentis Inc./(1)/                                      2,157         6,471
Novoste Corp./(1)/                                      1,090         6,464
Orchid Biosciences Inc./(1)/                            2,950         6,461
Keystone Property Trust                                   507         6,439
Wave Systems Corp. "A"/(1)/                             3,808         6,436
Centennial Cellular Corp. "A"/(1)/                        715         6,435
Troy Financial Corp.                                      303         6,405
Avanex Corp./(1)/                                       2,155         6,379
Trikon Technologies Inc./(1)/                             755         6,372
Liberty Digital Inc. "A"/(1)/                           1,584         6,352
Prodigy Communications Corp. "A"/(1)/                   1,151         6,343
Hibbet Sporting Goods Inc./(1)/                           270         6,332
Penton Media Inc.                                       1,783         6,330
Rainbow Technologies Inc./(1)/                          1,807         6,325
Steven Madden Ltd./(1)/                                   619         6,283
I-many Inc./(1)/                                        2,694         6,250
Standard Motor Products Inc.                              534         6,248
BriteSmile Inc./(1)(2)/                                 1,040         6,240
1-800 Contacts Inc./(1)/                                  507         6,236
POZEN Inc./(1)/                                         1,424         6,194
Keryx Biopharmaceuticals Inc./(1)/                        984         6,189
Quaker Fabric Corp./(1)/                                  846         6,176
ACTV Inc./(1)/                                          3,007         6,134
Stamps.com Inc./(1)/                                    2,461         6,128
Performance Technologies Inc./(1)/                        745         6,124
Deb Shops Inc.                                            297         6,112
World Acceptance Corp./(1)/                               867         6,069
Schawk Inc.                                               615         6,058

--------------------------------------------------------------------------------
iShares Schedules of Investments                                         page 41
iSHares Russell 3000 Index Fund
Schedule of Investments (continued)
September 30, 2001 (Unaudited)

Security                                               Shares         Value
---------------------------------------------------------------------------

COMMON STOCKS (continued)
---------------------------------------------------------------------------
CompuCredit Corp./(1)(2)/                                 825     $   6,014
OTG Software Inc./(1)/                                  1,080         5,994
Alaska Communications Systems Group/(1)/                  783         5,959
Genzyme Transgenics Corp./(1)/                          1,543         5,941
Sauer Inc.                                                759         5,935
Churchill Downs Inc.                                      213         5,913
Stoneridge Inc./(1)/                                      843         5,901
Callon Petroleum Corp./(1)/                               852         5,794
ADE Corp./(1)/                                            613         5,762
Wolverine Tube Inc./(1)/                                  570         5,757
Internet Capital Group Inc./(1)/                       14,349         5,740
Intertrust Technologies Corp./(1)/                      5,411         5,736
H Power Corp./(1)/                                      1,831         5,713
Deltagen Inc./(1)/                                        807         5,705
Tuesday Morning Corp./(1)/                                621         5,701
New Horizons Worldwide Inc./(1)/                          492         5,670
Applied Innovation/(1)/                                   713         5,668
Oplink Communications Inc./(1)/                         8,559         5,649
Beasley Broadcast Group Inc. "A"/(1)/                     551         5,648
North American Scientific Inc./(1)/                       523         5,648
AT&T Latin America Corp./(1)/                           3,205         5,641
Terremark Worldwide Inc./(1)/                          11,247         5,624
Urban Outfitters Inc./(1)/                                501         5,611
Golden Telecom Inc./(1)/                                  718         5,600
Ribozyme Pharmaceuticals Inc./(1)/                        800         5,592
Docent Inc./(1)/                                        2,699         5,587
NetScout Systems Inc./(1)/                              1,310         5,568
Genelabs Technologies Inc./(1)/                         2,995         5,541
Transmontaigne Inc./(1)/                                1,141         5,534
CCC Information Services Group Inc./(1)/                  756         5,526
ChipPAC Inc./(1)/                                       2,402         5,525
Sangamo BioSciences Inc./(1)(2)/                          737         5,520
NetRatings Inc./(1)/                                      533         5,495
Tropical Sportswear International Corp./(1)/              324         5,492
Kaiser Aluminum Corp./(1)/                              2,129         5,472
Boron, LePore & Associates Inc./(1)/                      574         5,453
Emex Corp./(1)(2)/                                        831         5,443
Kosan Biosciences Inc./(1)/                             1,022         5,417
Republic Bancshares Inc./(1)/                             318         5,396
America Online Latin America Inc. "A"/(1)/              1,638         5,389
Hemispherx Biopharma Inc./(1)(2)/                       1,329         5,356
Perini Corp./(1)/                                         824         5,356
Prime Group Realty Trust                                  447         5,342
McMoRan Exploration Co./(1)/                              979         5,336
FiberCore Inc./(1)/                                     2,218         5,323
Bush Industries Inc. "A"                                  596         5,263
Vysis Inc./(1)/                                           261         5,246
Digex Inc./(1)/                                         1,565         5,227
Genaissance Pharmaceuticals Inc./(1)/                   1,341         5,216
Nanogen Inc./(1)/                                       1,068         5,212
Packeteer Inc./(1)/                                     1,632         5,206
U.S. Physical Therapy Inc./(1)/                           320         5,194
McAfee.com Corp./(1)/                                     449         5,186
XM Satellite Radio Holdings Inc. "A"/(1)(2)/              988         5,177
Targeted Genetics Corp./(1)/                            2,748         5,166
SignalSoft Corp./(1)/                                   1,313         5,160
TTM Technologies Inc./(1)/                                833         5,148
GenesisIntermedia Inc./(1)(2)/                            869         5,127
Provident Bancorp Inc./(2)/                               238         5,115
Measurements Specialties Inc./(1)/                        514         5,083
Hollywood Casino Corp. "A"/(1)/                           749         5,056
Ulticom Inc./(1)/                                         621         5,018
Visual Networks Inc./(1)/                               2,194         5,002
Harvard Bioscience Inc./(1)/                              500         5,000
Next Level Communications Inc./(1)/                     1,633         4,997
Covenant Transport Inc. "A"/(1)/                          529         4,973
Oil States International Inc./(1)/                        750         4,950
Exodus Communications Inc./(1)/                        29,059         4,940
Hyseq Inc./(1)/                                           808         4,937
Mechanical Technology Inc./(1)/                         1,405         4,918
Coldwater Creek Inc./(1)/                                 267         4,886
Maxwell Technologies Inc./(1)/                            750         4,875
Ladish Co. Inc./(1)/                                      613         4,873
SkillSoft Corp./(1)/                                      304         4,858
3DO Co. (The)/(1)/                                      2,370         4,858
Embarcadero Technologies Inc./(1)(2)/                     616         4,848
Mestek Inc./(1)/                                          208         4,836
Titanium Metals Corp./(1)/                              1,510         4,832
Sanderson Farms Inc.                                      339         4,827
ON Semiconductor Corp./(1)/                             2,607         4,823
NATCO Group Inc. "A"/(1)/                                 626         4,808
Peco II Inc./(1)/                                         998         4,790
Onyx Pharmaceuticals Inc./(1)/                          1,360         4,774
ZixIt Corp./(1)(2)/                                       987         4,757
Spectra-Physics Lasers Inc./(1)/                          267         4,739
Ventiv Health Inc./(1)/                                 1,155         4,689
SLI Inc.                                                1,809         4,685
Avici Systems Inc./(1)/                                 3,656         4,680
Millennium Cell Inc./(1)/                               1,242         4,645
Prize Energy Corp./(1)/                                   266         4,642

--------------------------------------------------------------------------------
page 42                                                                 i|Shares
iShares Russell 3000 Index Fund
Schedule of Investments (continued)
September 30, 2001 (Unaudited)

Security                                      Shares         Value
------------------------------------------------------------------

COMMON STOCKS (continued)
------------------------------------------------------------------
Ariad Pharmaceuticals Inc./(1)/                  1,894  $   4,640
Royal Bancshares of Pennsylvania "A"               261      4,633
Catapult Communications Corp./(1)/                 336      4,623
Crossroads Systems Inc./(1)/                     1,400      4,620
Westpoint Stevens Inc.                           2,609      4,618
Star Scientific Inc./(1)/                        1,673      4,617
Comdisco Inc.                                    7,822      4,615
ONYX Software Corp./(1)/                         2,420      4,598
Dynacq International Inc./(1)(2)/                  305      4,590
Manufacturers Services Ltd./(1)/                 1,126      4,560
Gulf Island Fabrication Inc./(1)/                  535      4,558
ITXC Corp./(1)/                                  1,787      4,557
EXE Technologies Inc./(1)/                       2,225      4,539
Finova Group Inc./(1)/                           4,049      4,535
American West Holdings Corp. "B"/(1)/            2,449      4,531
Scientific Games Corp. "A"/(1)/                  1,141      4,530
Orbital Sciences Corp./(1)/                      2,464      4,484
NMS Communications Corp./(1)/                    2,873      4,482
AEP Industries Inc./(1)/                           178      4,450
IXYS Corporation/(1)/                              746      4,439
Divine Inc. "A"/(1)/                             7,146      4,428
Simpex Solutions Inc./(1)/                         291      4,400
Mesaba Holdings Inc./(1)/                          743      4,384
Inet Technologies Inc./(1)/                        741      4,379
HealthExtras Inc./(1)(2)/                          843      4,333
Synplicity Inc./(1)/                               769      4,306
Inrange Technologies Corp./(1)(2)/                 718      4,265
Multex.com Inc./(1)/                             2,055      4,254
Ansoft Corp./(1)/                                  464      4,232
TiVo Inc./(1)(2)/                                1,272      4,223
Innovative Solutions and Support Inc./(1)/         578      4,202
Seaboard Corp.                                      20      4,200
Clayton Williams Energy Inc./(1)/                  449      4,185
BMC Industries Inc.                              2,049      4,180
SureBeam Corporation "A"/(1)(2)/                   502      4,167
Arden Group Inc. "A"/(1)/                           92      4,107
WJ Communications Inc./(1)/                      1,073      4,077
Castle (A.M.) & Co.                                490      4,067
Bebe Stores Inc./(1)/                              267      4,021
NYMAGIC Inc.                                       248      3,980
Value City Department Stores Inc./(1)/           1,153      3,966
Sitel Corp./(1)/                                 4,448      3,959
Net2Phone Inc./(1)/                              1,302      3,945
Kana Communications Inc./(1)/                   10,856      3,908
Salton Inc./(1)(2)/                                453      3,878
Chordiant Software Inc./(1)/                     2,065      3,862
MacroChem Corp./(1)(2)/                          1,575      3,859
Support.com Inc./(1)/                            1,608      3,859
Xanser Corp./(1)/                                2,086      3,859
Satcon Technology Corp./(1)/                       715      3,854
Medis Technologies Ltd./(1)(2)/                    603      3,805
American Realty Investors Inc./(1)/                343      3,800
Consolidated Freightways Corp./(1)/              1,254      3,800
Ciphergen Biosystems Inc./(1)/                   1,244      3,794
Nanophase Technologies Corp./(1)/                  849      3,778
Datastream Systems Inc./(1)/                     1,255      3,765
PC Connection Inc./(1)/                            485      3,754
Resortquest International Inc./(1)/              1,249      3,747
Convera Corp./(1)/                               1,526      3,739
Digital Generation Systems Inc./(1)/             2,622      3,723
SeeBeyond Technology Corp./(1)/                  2,068      3,722
TradeStation Group Inc./(1)/                     1,519      3,722
Guess ? Inc./(1)(2)/                               574      3,702
Puma Technology Inc./(1)/                        2,739      3,698
Infogrames Inc./(1)/                             1,082      3,679
Management Network Group Inc. (The)/(1)/           601      3,636
Saba Software Inc./(1)(2)/                       1,808      3,580
Maui Land & Pineapple Co./(1)/                     175      3,500
Third Wave Technologies Inc./(1)/                  552      3,489
OPNET Technologies Inc./(1)/                       595      3,487
Stanford Microdevices Inc./(1)/                    763      3,388
StarBase Corp./(1)/                              5,130      3,386
Uniroyal Technology Corp./(1)/                   1,074      3,372
Brio Technology Inc./(1)/                        1,376      3,344
Interland Inc./(1)/                              3,138      3,295
Duraswitch Industries Inc./(1)/                    327      3,283
EEX Corp./(1)/                                   2,344      3,282
Large Scale Biology Corp./(1)/                     887      3,282
MEMC Electronics Materials Inc./(1)/             3,111      3,267
3 Dimensional Pharmaceuticals Inc./(1)/            466      3,192
ATP Oil & Gas Corp./(1)/                           459      3,190
Oglebay Norton Co.                                 217      3,190
ITC DeltaCom Inc./(1)/                           2,645      3,174
Beacon Power Corporation/(1)/                    2,072      3,149
ROHN Industries Inc./(1)/                        1,275      3,149
Copper Mountain Networks Inc./(1)/               3,933      3,146
APAC Customer Services Inc.                      1,795      3,141
Cobalt Corp.                                       613      3,126
Selectica Inc./(1)(2)/                           1,293      3,103
Immune Response Corp./(1)/                       2,169      3,080

--------------------------------------------------------------------------------
iShares Schedules of Investments                                         page 43
iShares Russell 3000 Index Fund
Schedule of Investments (continued)
September 30, 2001 (Unaudited)

Security                                      Shares         Value
------------------------------------------------------------------

COMMON STOCKS (continued)
------------------------------------------------------------------
Extensity Inc./(1)/                              1,087  $    3,044
Tellium Inc./(1)(2)/                               615       3,032
Revlon Inc. "A"/(1)(2)/                            574       3,014
Fairchild Corp. (The) "A"/(1)/                     880       2,992
Federal-Mogul Corp.                              4,550       2,957
BSQUARE Corp./(1)/                               1,109       2,939
August Technology Corp./(1)/                       350       2,870
V.I. Technologies Inc./(1)/                        445       2,848
Art Technology Group Inc./(1)/                   4,008       2,806
Corillian Corp./(1)/                             1,414       2,800
CompX International Inc.                           267       2,790
Act Manufacturing Inc./(1)(2)/                     620       2,753
Ameristar Casinos Inc./(1)/                        209       2,723
Commercial Bank of New York                         83       2,714
Braun Consulting Inc./(1)/                         752       2,707
EXACT Sciences Corp./(1)(2)/                       291       2,695
Richardson Electronics Ltd.                        323       2,668
National Beverage Corp./(1)/                       266       2,660
Viasystems Group Inc./(1)/                       4,030       2,620
Moldflow Corp./(1)/                                308       2,609
Seattle Genetics Inc./(1)/                         521       2,605
Lightpath Technologies Inc. "A"/(1)/             1,418       2,524
SRI/Surgical Express Inc./(1)/                      82       2,440
Lexar Media Inc./(1)/                            2,434       2,434
At Home Corp. "A"/(1)/                          16,072       2,411
Cosine Communications Inc./(1)/                  6,454       2,388
Liberty Livewire Corporation "A"/(1)/              350       2,356
Microstrategy Inc./(1)(2)/                       2,081       2,352
GenStar Therapeutics Corp./(1)/                    836       2,349
CacheFlow Inc./(1)/                              1,562       2,343
VA Linux Systems Inc./(1)/                       2,227       2,338
Syntel Inc./(1)/                                   284       2,329
UAXS Global Holdings Inc./(1)/                   3,136       2,321
FTD.COM Inc./(1)/                                  596       2,295
Interactive Intelligence Inc./(1)/                 451       2,255
Adelphia Business Solutions Inc./(1)/            2,072       2,196
Tremont Corp.                                       79       2,173
Equity One Inc./(2)/                               181       2,118
Carrier Access Corp./(1)/                          786       2,114
Amtran Inc./(1)/                                   241       2,073
Loudcloud Inc./(1)/                              1,836       2,056
Newmark Homes Corp.                                185       2,013
Inkine Pharmaceutical Co./(1)/                   2,588       1,993
PYR Energy Corp./(1)/                            1,069       1,978
Luminent Inc./(1)/                                 985       1,970
BioSphere Medical Inc./(1)/                        234       1,930
Click Commerce Inc./(1)/                         1,284       1,926
Handspring Inc./(1)/                             1,423       1,921
ICT Group Inc./(1)/                                204       1,877
Donna Karan International Inc./(1)/                180       1,818
VerticalNet Inc./(1)/                            5,040       1,814
Digitas Inc./(1)/                                  770       1,771
Sorrento Networks Corp./(1)(2)/                    871       1,742
Blue Martini Software Inc./(1)/                  2,185       1,704
Polaroid Corp.                                   3,262       1,696
NEON Communications Inc./(1)(2)/                   605       1,658
Align Technology Inc./(1)(2)/                      749       1,633
MEEMIC Holdings Inc./(1)/                           65       1,542
First Banks America Inc./(1)/                       49       1,502
ANC Rental Corp./(1)/                            2,845       1,479
PEC Solutions Inc./(1)/                             82       1,397
Network Plus Corp./(1)/                          1,270       1,283
Pinnacle Holdings Inc./(1)/                      3,144       1,226
Choice One Communications Inc./(1)(2)/             745       1,214
Engage Technologies Inc./(1)(2)/                 4,827       1,158
Hayes Lemmerz International Inc./(1)/            1,151       1,151
Matrix Pharmaceutical Inc./(1)/                  1,894       1,099
iBasis Inc./(1)/                                 2,432       1,021
USinternetworking Inc./(1)/                      3,650         986
Gentek Inc.                                        297         965
Alliance Fiber Optic Products Inc./(1)/          1,069         866
On Command Corp./(1)/                              350         767
Optical Communication Products Inc./(1)/           330         766
Novatel Wireless Inc./(1)/                       1,942         757
Constellation 3D Inc./(1)/                       1,043         751
Tripath Technology Inc./(1)/                     1,135         636
StarMedia Network Inc./(1)/                      2,935         470
Focal Communications Corp./(1)(2)/               1,274         369
OmniSky Corp./(1)/                               1,363         341
Optical Cable Corp./(1)(2)/                        181         335
Frontline Capital Group Inc./(1)/                2,724         245
IMPSAT Fiber Networks Inc./(1)/                  1,135         227
------------------------------------------------------------------
TOTAL COMMON STOCKS
(Cost: $924,186,721)                                   762,939,695
------------------------------------------------------------------

--------------------------------------------------------------------------------
  page 44                                                               i|Shares
iShares Russell 3000 Index Fund
Schedule of Investments (continued)
September 30, 2001 (Unaudited)

Security                                   Principal           Value
--------------------------------------------------------------------

SHORT TERM INSTRUMENTS - 3.64%
--------------------------------------------------------------------
Dreyfus Money Market Fund/(3)/              $3,075,071  $  3,075,071
General Electric Commercial Paper
  2.46%, 10/23/01/(3)/                       9,000,000     9,000,000
Goldman Sachs Financial Square Prime
  Obligation Fund/(3)/                       2,991,913     2,991,913
Providian Temp Cash Money Market Fund/(3)/  12,790,607    12,790,607
--------------------------------------------------------------------
TOTAL SHORT TERM INSTRUMENTS
(Cost: $27,857,591)                                       27,857,591
--------------------------------------------------------------------

REPURCHASE AGREEMENT - 0.11%
--------------------------------------------------------------------
Investors Bank & Trust Tri-Party Repurchase
  Agreement, dated 09/28/01, due
  10/01/01, with a maturity value of
  $852,505 and an effective yield of
  2.90%.                                     852,299         852,299
--------------------------------------------------------------------
TOTAL REPURCHASE AGREEMENT
(Cost: $852,299)                                             852,299
--------------------------------------------------------------------
TOTAL INVESTMENTS IN SECURITIES -- 103.53%
(Cost $952,896,611)                                      791,649,585
--------------------------------------------------------------------
Other Assets, Less Liabilities -- (3.53%)                (26,994,179)
--------------------------------------------------------------------
NET ASSETS -- 100.00%                                   $764,655,406
====================================================================

 /(1)/  Non-income earning securities.
 /(2)/  Denotes all or part of security on loan. See Note 5.
 /(3)/ Represents investment of collateral received from securities lending transactions. See Note 5.

See notes to financial statements.

--------------------------------------------------------------------------------
iShares Schedules of Investments                                         page 45
iShares Russell 3000 Growth Index Fund
Schedule of Investments
September 30, 2001 (Unaudited)

Security                                    Shares        Value
---------------------------------------------------------------

COMMON STOCKS - 99.91%
---------------------------------------------------------------
General Electric Co.                        35,559  $ 1,322,795
Pfizer Inc.                                 22,593      905,979
Microsoft Corp./(1)(2)/                     15,649      800,759
AOL Time Warner Inc./(1)/                   15,292      506,165
Intel Corp.                                 24,077      492,134
Wal-Mart Stores Inc.                         9,937      491,882
Johnson & Johnson                            8,405      465,637
American International Group Inc.            5,717      445,926
International Business Machines Corp.        4,280      395,044
Merck & Co. Inc.                             5,074      337,928
Home Depot Inc.                              8,363      320,888
Cisco Systems Inc./(1)/                     26,197      319,079
Coca-Cola Co.                                6,273      293,890
American Home Products Corp.                 4,719      274,882
Bristol-Myers Squibb Co.                     4,903      272,411
Lilly (Eli) and Company                      2,834      228,704
Amgen Inc./(1)/                              3,747      220,211
PepsiCo Inc./(2)/                            4,282      207,677
Schering-Plough Corp.                        5,238      194,330
Pharmacia Corporation                        4,661      189,050
Oracle Corp./(1)/                           15,024      189,002
Medtronic Inc.                               4,334      188,529
Abbott Laboratories                          3,342      173,283
Philip Morris Companies Inc.                 3,282      158,488
Texas Instruments Inc.                       6,211      155,151
Dell Computer Corp./(1)/                     8,068      149,500
QUALCOMM Inc./(1)/                           2,722      129,404
SBC Communications Inc.                      2,670      125,810
Walgreen Co.                                 3,644      125,463
Freddie Mac                                  1,884      122,460
Cardinal Health Inc.                         1,605      118,690
AT&T Wireless Services Inc./(1)/             7,576      113,185
Baxter International Inc.                    1,946      107,127
Automatic Data Processing Inc.               2,236      105,181
Sun Microsystems Inc./(1)/                  11,662       96,445
EMC Corp./(1)/                               7,906       92,895
Lowe's Companies Inc.                        2,762       87,417
Electronic Data Systems Corp.                1,518       87,406
Colgate-Palmolive Co.                        1,500       87,375
Fifth Third Bancorp                          1,374       84,474
Applied Materials Inc./(1)/                  2,923       83,130
First Data Corp.                             1,402       81,681
Citigroup Inc.                               1,926       78,003
MBNA Corp.                                   2,564       77,664
Viacom Inc. "B"/(1)/                         2,142       73,899
Kroger Co./(1)/                              2,875       70,840
Safeway Inc./(1)/                            1,711       67,961
Procter & Gamble Co.                           902       65,657
Sprint Corp. (PCS Group)/(1)(2)/             2,323       61,072
UnitedHealth Group Inc.                        889       59,119
Anheuser-Busch Companies Inc.                1,378       57,711
Gillette Co.                                 1,923       57,305
Target Corp.                                 1,789       56,801
Marsh & McLennan Companies Inc.                521       50,381
Kohls Corp./(1)/                             1,023       49,104
USA Education Inc.                             575       47,673
Boeing Co.                                   1,404       47,034
Minnesota Mining & Manufacturing Co.           468       46,051
Forest Laboratories Inc. "A"/(1)/              633       45,665
Sysco Corp.                                  1,761       44,976
Schwab (Charles) Corp.                       3,901       44,862
Harley-Davidson Inc.                         1,086       43,983
Concord EFS Inc./(1)(2)/                       896       43,859
Anadarko Petroleum Corp.                       900       43,272
Omnicom Group Inc.                             665       43,158
Guidant Corp./(1)/                           1,093       42,080
Fannie Mae                                     523       41,871
CVS Corp.                                    1,235       41,002
Analog Devices Inc./(1)/                     1,227       40,123
Maxim Integrated Products Inc./(1)/          1,108       38,714
Linear Technology Corp.                      1,142       37,458
Qwest Communications International Inc.      2,172       36,272
Bank of New York Co. Inc.                    1,035       36,225
Paychex Inc.                                 1,139       35,890
Baker Hughes Inc.                            1,205       34,885
Halliburton Co.                              1,540       34,727
Capital One Financial Corp.                    754       34,707
Genentech Inc./(1)/                            788       34,672
United Parcel Service Inc.                     643       33,423
TJX Companies Inc.                             999       32,867
Enron Corp./(2)/                             1,176       32,022
Genzyme Corp. - General Division/(1)(2)/       694       31,521
Allergan Inc.                                  473       31,360
VeriSign Inc./(1)(2)/                          721       30,210
Comcast Corp. "A"/(1)/                         839       30,095
Biogen Inc./(1)/                               534       29,680
Clear Channel Communications Inc./(1)/         732       29,097
Household International Inc.                   511       28,810
Biomet Inc.                                    964       28,197
Dynegy Inc. "A"                                800       27,720
United Technologies Corp.                      593       27,575
MedImmune Inc./(1)/                            764       27,221

--------------------------------------------------------------------------------
  page 46                                                               i|Shares
iShares Russell 3000 Growth Index Fund
Schedule of Investments (continued)
September 30, 2001 (Unaudited)

Security                                    Shares        Value
---------------------------------------------------------------

COMMON STOCKS (continued)
---------------------------------------------------------------
Sara Lee Corp.                               1,270  $    27,051
Best Buy Co. Inc./(1)/                         592       26,906
Xilinx Inc./(1)/                             1,130       26,589
Bed Bath & Beyond Inc./(1)/                  1,041       26,504
IMS Health Inc.                              1,058       26,503
King Pharmaceuticals Inc./(1)(2)/              631       26,456
Veritas Software Corp./(1)/                  1,427       26,314
Gap Inc. (The)                               2,169       25,920
Stryker Corp.                                  483       25,551
Calpine Corp./(1)(2)/                        1,092       24,909
AFLAC Inc.                                     912       24,624
Interpublic Group of Companies Inc.          1,207       24,623
General Motors Corp. "H"/(1)/                1,845       24,594
State Street Corp.                             521       23,706
SunGard Data Systems Inc./(1)/                 995       23,253
eBay Inc./(1)(2)/                              505       23,104
Fiserv Inc./(1)/                               670       22,914
Cendant Corp./(1)(2)/                        1,688       21,606
Altera Corp./(1)/                            1,297       21,245
KLA-Tencor Corp./(1)(2)/                       666       21,032
Solectron Corp./(1)(2)/                      1,803       21,005
Immunex Corp./(1)(2)/                        1,123       20,978
Watson Pharmaceuticals Inc./(1)/               380       20,790
Lexmark International Group Inc. "A"/(1)/      461       20,611
Adobe Systems Inc.                             859       20,599
Electronic Arts Inc./(1)/                      450       20,551
Providian Financial Corp.                    1,015       20,452
Starbucks Corp./(1)(2)/                      1,365       20,393
AES Corp./(1)/                               1,534       19,666
Heinz (H.J.) Co.                               466       19,642
IDEC Pharmaceuticals Corp./(1)(2)/             395       19,580
St. Jude Medical Inc./(1)/                     283       19,371
Gilead Sciences Inc./(1)/                      340       19,098
Kimberly-Clark Corp.                           306       18,972
Synovus Financial Corp.                        681       18,796
Northern Trust Corp.                           355       18,630
Applera Corp. - Applied Biosystems Group       758       18,495
Moody's Corp.                                  492       18,204
EchoStar Communications Corp./(1)/             762       17,732
Micron Technology Inc./(1)/                    933       17,568
El Paso Corp.                                  421       17,493
Siebel Systems Inc./(1)/                     1,333       17,342
Mirant Corp./(1)/                              787       17,235
Convergys Corp./(1)/                           613       17,011
PeopleSoft Inc./(1)/                           931       16,795
Waters Corp./(1)/                              469       16,776
Cintas Corp.                                   413       16,644
Staples Inc./(1)/                            1,246       16,597
Nextel Communications Inc. "A"/(1)(2)/       1,865       16,114
RadioShack Corp.                               656       15,908
AmerisourceBergen Corp./(1)(2)/                221       15,680
Ralston Purina Group                           477       15,646
Express Scripts Inc. "A"/(1)/                  281       15,595
Sanmina Corp./(1)/                           1,148       15,590
Intuit Inc./(1)/                               430       15,394
Ecolab Inc.                                    421       15,295
Quest Diagnostics Inc./(1)/                    247       15,240
Cadence Design Systems Inc./(1)/               893       14,868
McGraw-Hill Companies Inc.                     253       14,725
Family Dollar Stores Inc.                      534       14,696
Tellabs Inc./(1)/                            1,469       14,514
Human Genome Sciences Inc./(1)/                452       13,971
Chiron Corp./(1)/                              313       13,888
Millennium Pharmaceuticals Inc./(1)/           782       13,888
Caremark Rx Inc./(1)/                          829       13,828
Broadcom Corp. "A"/(1)/                        681       13,824
Univision Communications Inc./(1)/             601       13,793
Novellus Systems Inc./(1)/                     482       13,766
Laboratory Corp. of America Holdings/(1)/      170       13,744
Danaher Corp./(2)/                             291       13,729
Andrx Group/(1)(2)/                            209       13,568
Pepsi Bottling Group Inc.                      287       13,222
Citrix Systems Inc./(1)/                       663       13,127
Apollo Group Inc. "A"/(1)(2)/                  312       13,113
Microchip Technology Inc./(1)/                 478       12,810
Sabre Holdings Corp./(1)/                      477       12,755
Corning Inc.                                 1,446       12,754
Comverse Technology Inc./(1)/                  615       12,595
Zimmer Holdings Inc./(1)/                      451       12,515
IVAX Corporation/(1)(2)/                       564       12,504
Invitrogen Corp./(1)(2)/                       189       12,429
BJ's Wholesale Club Inc./(1)/                  261       12,426
Teradyne Inc./(1)/                             626       12,207
Imclone Systems Inc./(1)(2)/                   214       12,102
Ciena Corp./(1)/                             1,173       12,070
Wrigley (William Jr.) Co.                      235       12,056
HCA - The Healthcare Company                   265       11,742
JDS Uniphase Corp./(1)/                      1,824       11,528
Tiffany & Co.                                  524       11,345
International Game Technology Inc./(1)/        266       11,305
Equifax Inc.                                   515       11,278
Dollar General Corp.                           959       11,220

--------------------------------------------------------------------------------
iShares Schedules of Investments                                         page 47
iShares Russell 3000 Growth Index Fund
Schedule of Investments (continued)
September 30, 2001 (Unaudited)

Security                                    Shares        Value
---------------------------------------------------------------

COMMON STOCKS (continued)
---------------------------------------------------------------
Block (H & R) Inc.                             290  $    11,182
Affiliated Computer Services Inc. "A"/(1)/     136       11,072
Robert Half International Inc./(1)/            553       11,066
Agilent Technologies Inc./(1)/                 565       11,046
Cytyc Corp./(1)/                               411       11,019
American Standard Companies Inc./(1)/          199       10,945
AdvancePCS/(1)/                                  150       10,767
Brocade Communications System Inc./(1)/        765       10,733
Burlington Resources Inc.                      312       10,674
American Express Co.                           366       10,636
Kellogg Co.                                    353       10,590
BJ Services Co./(1)/                           595       10,585
Yahoo! Inc./(1)/                             1,201       10,581
Estee Lauder Companies Inc. "A"                317       10,509
BEA Systems Inc./(1)/                        1,087       10,424
Sealed Air Corp./(1)(2)/                       285       10,400
Bisys Group Inc./(1)(2)/                       195       10,339
Intersil Holding Corp./(1)/                    367       10,247
Avaya Inc./(1)/                              1,030       10,197
Gallagher (Arthur J.) & Co.                    300       10,155
Oxford Health Plans Inc./(1)(2)/               355       10,082
NVIDIA Corp./(1)(2)/                           366       10,054
Morgan Stanley Dean Witter & Co.               216       10,012
Scientific-Atlanta Inc.                        565        9,916
Campbell Soup Co.                              353        9,884
Noble Drilling Corp./(1)/                      410        9,840
DST Systems Inc./(1)/                          227        9,818
Nabors Industries Inc./(1)/                    457        9,583
Telephone & Data Systems Inc.                  101        9,524
Jabil Circuit Inc./(1)(2)/                     525        9,397
ChoicePoint Inc./(1)/                          225        9,369
First Health Group Corp./(1)/                  311        9,137
Symantec Corp./(1)/                            262        9,084
PerkinElmer Inc.                               343        9,000
Sepracor Inc./(1)(2)/                          250        8,975
Millipore Corp.                                169        8,947
Lincare Holdings Inc./(1)/                     333        8,848
UST Inc.                                       265        8,798
Synopsys Inc./(1)/                             219        8,784
Juniper Networks Inc./(1)/                     905        8,778
Alcoa Inc.                                     283        8,776
Symbol Technologies Inc.                       814        8,539
AmeriCredit Corp./(1)(2)/                      267        8,443
Federated Investors Inc. "B"                   285        8,436
TMP Worldwide Inc./(1)(2)/                     293        8,318
Newmont Mining Corp.                           352        8,307
Expeditors International Washington Inc.       170        8,049
Health Management Associates Inc. "A"/(1)/     387        8,034
Motorola Inc.                                  513        8,003
SEI Investment Co.                             249        7,968
Murphy Oil Corp.                               110        7,960
ICOS Corp./(1)(2)/                             159        7,824
EOG Resources Inc.                             270        7,811
RF Micro Devices Inc./(1)(2)/                  467        7,752
Enzon Inc./(1)(2)/                             151        7,701
Varian Medical Systems Inc./(1)/               119        7,634
Peregrine Systems Inc./(1)/                    598        7,553
Lam Research Corp./(1)/                        444        7,526
TriQuint Semiconductor Inc./(1)/               466        7,451
Protein Design Labs Inc./(1)(2)/               157        7,415
DeVry Inc./(1)/                                205        7,359
Jones Apparel Group Inc./(1)/                  288        7,341
Avery Dennison Corp.                           155        7,333
Western Wireless Corp. "A"/(1)/                217        7,330
Polycom Inc./(1)(2)/                           298        7,262
Cephalon Inc./(1)/                             145        7,233
Integrated Device Technology Inc./(1)/         359        7,223
Celgene Corp./(1)/                             273        7,215
Agere Systems Inc./(1)/                      1,737        7,174
Advanced Micro Devices Inc./(1)/               880        7,172
Applied Micro Circuits Corp./(1)/            1,024        7,158
Honeywell International Inc.                   271        7,154
Global Marine Inc./(1)/                        503        7,042
Weatherford International Inc./(1)/            275        7,015
Network Appliance Inc./(1)/                  1,029        6,997
L-3 Communications Holdings Inc./(1)(2)/        80        6,996
CSG Systems International Inc./(1)/            167        6,847
BMC Software Inc./(1)/                         538        6,833
CH Robinson Worldwide Inc.                     235        6,806
AutoZone Inc./(1)/                             131        6,794
Waddell & Reed Financial Inc. "A"              259        6,734
Beckman Coulter Inc.                           151        6,682
Patterson Dental Co./(1)/                      180        6,635
Smith International Inc./(1)/                  182        6,625
Investors Financial Services Corp.             114        6,571
Eaton Vance Corp.                              209        6,552
Dollar Tree Stores Inc./(1)/                   349        6,544
Gentex Corp./(1)/                              268        6,403
Investment Technology Group Inc./(1)/          115        6,381
Abgenix Inc./(1)/                              280        6,356
QLogic Corp./(1)(2)/                           331        6,289
Rational Software Corp./(1)/                   725        6,279

--------------------------------------------------------------------------------
  page 48                                                               i|Shares
iShares Russell 3000 Growth Index Fund
Schedule of Investments (continued)
September 30, 2001 (Unaudited)

Security                                    Shares        Value
---------------------------------------------------------------

COMMON STOCKS (continued)
---------------------------------------------------------------
Semtech Corp./(1)/                             221  $     6,272
Knight Ridder Inc.                             111        6,199
Costco Wholesale Corp./(1)/                    173        6,152
Mylan Laboratories Inc.                        188        6,133
LifePoint Hospitals Inc./(1)/                  139        6,116
Gemstar-TV Guide International Inc./(1)/       308        6,071
Cooper Cameron Corp./(1)/                      185        6,068
PMC - Sierra Inc./(1)(2)/                      589        6,049
Rite Aid Corp./(1)(2)/                         783        6,045
Certegy Inc./(1)(2)/                           232        6,023
International Rectifier Corp./(1)/             220        5,991
Fastenal Co./(2)/                              105        5,983
Eaton Corp.                                    101        5,980
Ocean Energy Inc.                              361        5,884
Abercrombie & Fitch Co. "A"/(1)/               331        5,822
XTO Energy Inc./(2)/                           413        5,761
ENSCO International Inc.                       392        5,731
Fairchild Semiconductor Corp. "A"/(1)/         357        5,730
CDW Computer Centers Inc./(1)/                 156        5,644
ResMed Inc./(1)(2)/                            110        5,588
Hanover Compressor Co./(1)(2)/                 255        5,518
Barr Laboratories Inc./(1)(2)/                  69        5,455
Whole Foods Market Inc./(1)(2)/                173        5,434
Renal Care Group Inc./(1)/                     175        5,385
Jack Henry & Associates Inc.                   235        5,332
New York Community Bancorp                     230        5,327
Herman Miller Inc.                             273        5,315
McKesson HBOC Inc.                             140        5,291
LSI Logic Corp./(1)/                           447        5,252
Amphenol Corp. "A"/(1)/                        150        5,212
Apache Corp.                                   121        5,203
Compuware Corp./(1)/                           621        5,173
Lattice Semiconductor Corp./(1)/               325        5,102
Dentsply International Inc.                    111        5,099
Charles River Laboratories International
  Inc./(1)/                                    144        5,093
Lee Enterprises Inc.                           160        5,067
Williams Companies Inc.                        185        5,051
Doral Financial Corp.                          130        5,044
Tenet Healthcare Corp./(1)/                     84        5,011
Mercury Interactive Corp./(1)/                 259        4,931
Parametric Technology Corp./(1)/               949        4,925
Wellpoint Health Networks Inc./(1)/             45        4,912
Georgia-Pacific (Timber Group)                 135        4,890
Atmel Corp./(1)/                               726        4,850
Vitesse Semiconductor Corp./(1)(2)/            625        4,844
Vertex Pharmaceuticals Inc./(1)(2)/            266        4,799
Micrel Inc./(1)/                               240        4,786
National Semiconductor Corp./(1)/              215        4,741
Citizen Communications Co./(1)/                501        4,709
Hudson United Bancorp                          169        4,688
Mettler Toledo International Inc./(1)/         111        4,678
Triton PCS Holdings Inc. "A"/(1)/              123        4,674
Universal Health Services Inc. "B"/(1)/         95        4,636
Kinder Morgan Inc.                              94        4,626
Maytag Corp.                                   181        4,460
SCI Systems Inc./(1)/                          247        4,446
Alkermes Inc./(1)/                             225        4,405
Krispy Kreme Doughnuts Inc./(1)(2)/            147        4,351
COR Therapeutics Inc./(1)(2)/                  190        4,300
DaVita Inc./(1)/                               211        4,294
Techne Corp./(1)/                              145        4,267
OSI Pharmaceuticals Inc./(1)(2)/               130        4,225
Province Healthcare Co./(1)/                   115        4,225
National-Oilwell Inc./(1)/                     291        4,219
Affiliated Managers Group Inc./(1)/             74        4,204
Homestake Mining Company                       451        4,194
Smith (Charles E) Residential Realty
  Inc.                                          81        4,172
Community Health Systems Inc./(1)/             140        4,164
Coach Inc./(1)/                                157        4,162
Cabot Microelectronics Corp./(1)(2)/            86        4,155
Macrovision Corp./(1)/                         146        4,148
Career Education Corp./(1)/                     75        4,125
Neuberger Berman Inc.                          117        4,081
Advent Software Inc./(1)/                      108        4,066
BB&T Corp.                                     111        4,046
Molex Inc.                                     143        4,020
Mitchell Energy & Development Corp. "A"         80        4,010
USA Networks Inc./(1)/                         223        4,010
ICN Pharmaceuticals Inc.                       152        4,005
Medicis Pharmaceutical Corp. "A"/(1)/           80        3,998
Cerner Corp./(1)/                               80        3,960
Pharmaceutical Product Development
  Inc./(1)/                                    135        3,954
Shaw Group Inc./(1)(2)/                        140        3,944
Medarex Inc./(1)/                              261        3,941
Amazon.com Inc./(1)(2)/                        655        3,910
Cypress Semiconductor Corp./(1)/               263        3,908
Boston Scientific Corp./(1)/                   190        3,895
Steris Corp./(1)/                              197        3,873
Alliant Techsystems Inc./(1)/                   45        3,852
Cree Inc./(1)(2)/                              260        3,843
Brown & Brown Inc.                              73        3,803
Newfield Exploration Co./(1)/                  130        3,796

--------------------------------------------------------------------------------
iShares Schedules of Investments                                         page 49
iShares Russell 3000 Growth Index Fund
Schedule of Investments (continued)
September 30, 2001 (Unaudited)


Security                                    Shares        Value
---------------------------------------------------------------

COMMON STOCKS (continued)
---------------------------------------------------------------
American Tower Corp./(1)(2)/                   273  $     3,792
Hershey Foods Corp.                             58        3,791
Copart Inc./(1)/                               134        3,753
WorldCom Inc. - MCI Group/(2)/                 246        3,747
Titan Corp. (The)/(1)/                         191        3,744
Performance Food Group Co./(1)/                131        3,737
Respironics Inc./(1)/                          105        3,734
Network Associates Inc./(1)(2)/                288        3,712
Williams-Sonoma Inc./(1)/                      155        3,691
CheckFree Corp./(1)/                           216        3,666
Marriott International Inc. "A"                109        3,641
Illuminet Holdings Inc./(1)/                    95        3,640
Dow Jones & Co. Inc./(2)/                       80        3,634
Perot Systems Corp. "A"/(1)/                   225        3,634
Apria Healthcare Group Inc./(1)/               140        3,626
Catalina Marketing Corp./(1)/                  129        3,612
Pitney Bowes Inc.                               94        3,591
Amkor Technology Inc./(1)/                     341        3,587
American Eagle Outfitters Inc./(1)/            180        3,582
CEC Entertainment Inc./(1)/                    105        3,580
Park National Corp.                             37        3,580
Allied Capital Corp.                           156        3,549
NVR Inc./(1)/                                   25        3,513
Plexus Corp./(1)/                              149        3,513
SICOR Inc./(1)/                                185        3,495
InterMune Inc./(1)/                             91        3,481
Graco Inc.                                     115        3,473
Inverness Medical Technology Inc./(1)/          94        3,473
Openwave Systems Inc./(1)/                     272        3,468
Ruby Tuesday Inc.                              220        3,454
McCormick & Co. Inc.                            75        3,435
Ascential Software Corp./(1)/                1,037        3,422
GTECH Holdings Corp./(1)/                       99        3,419
Roper Industries Inc.                           95        3,419
Rowan Companies Inc./(1)/                      275        3,405
Labranche & Co. Inc./(1)(2)/                   153        3,397
Accredo Health Inc./(1)/                        93        3,385
Wiley (John) & Sons Inc. "A"                   162        3,383
Orthodontic Centers of America
  Inc./(1)(2)/                                 137        3,377
i2 Technologies Inc./(1)/                      977        3,361
Total System Services Inc.                     135        3,344
Cousins Properties Inc.                        135        3,341
THQ Inc./(1)/                                   77        3,323
Perrigo Co./(1)/                               219        3,318
Iron Mountain Inc./(1)/                         80        3,316
Axcelis Technologies Inc./(1)/                 349        3,298
AMETEK Inc.                                    125        3,285
Incyte Genomics Inc./(1)/                      240        3,278
Exult Inc./(1)/                                280        3,273
Global Payments Inc.                           111        3,263
Corporate Executive Board Co. (The)/(1)/       125        3,260
Zebra Technologies Corp. "A"/(1)/               86        3,222
CIMA Labs Inc./(1)/                             53        3,220
CommScope Inc./(1)/                            180        3,217
Diagnostic Products Corp.                       76        3,209
Freeport-McMoRan Copper & Gold
  Inc./(1)(2)/                                 292        3,209
Tetra Tech Inc./(1)/                           145        3,205
TrustCo Bank Corp.                             233        3,201
Cheesecake Factory (The)/(1)/                  133        3,185
Apogent Technologies Inc./(1)/                 133        3,179
Conexant Systems Inc./(1)/                     381        3,162
Mentor Graphics Corp./(1)/                     229        3,156
Diamond Offshore Drilling Inc./(2)/            125        3,152
ADC Telecommunications Inc./(1)/               898        3,134
Varian Semiconductor Equipment
  Associates Inc./(1)/                         120        3,102
Fair Isaac and Co. Inc.                         65        3,070
Washington Real Estate Investment Trust        129        3,060
Hispanic Broadcasting Corp./(1)/               190        3,059
Price Communications Corp./(1)/                180        3,051
Patterson-UTI Energy Inc./(1)/                 245        3,028
Cell Therapeutics Inc./(1)(2)/                 125        3,006
Alpha Industries Inc./(1)(2)/                  155        3,002
Metris Companies Inc.                          121        2,995
Chesapeake Energy Corp./(1)/                   530        2,994
Coca-Cola Enterprises Inc.                     194        2,976
NPS Pharmaceuticals Inc./(1)/                   95        2,964
Cubist Pharmaceuticals Inc./(1)/                90        2,949
Sybase Inc./(1)/                               316        2,939
Covance Inc./(1)/                              164        2,937
Stillwater Mining Co./(1)/                     145        2,917
99 Cents Only Stores/(1)/                       90        2,912
Black Box Corp./(1)(2)/                         69        2,904
Pride International Inc./(1)(2)/               279        2,902
Neurocrine Biosciences Inc./(1)/                90        2,882
Federal Signal Corp.                           163        2,875
O'Reilly Automotive Inc./(1)/                   99        2,836
Mid Atlantic Medical Services Inc./(1)/        135        2,835
eFunds Corp./(1)(2)/                           170        2,830
Scholastic Corp./(1)/                           65        2,828
Varian Inc./(1)/                               111        2,828
National Instruments Corp./(1)/                108        2,826

--------------------------------------------------------------------------------
  page 50                                                               i|Shares
iShares Russell 3000 Growth Index Fund
Schedule of Investments (continued)
September 30, 2001 (Unaudited)

Security                                    Shares        Value
---------------------------------------------------------------

COMMON STOCKS (continued)
---------------------------------------------------------------
Dial Corp.                                     170  $     2,813
Tidewater Inc.                                 105        2,802
CuraGen Corp./(1)(2)/                          145        2,798
Emulex Corp./(1)(2)/                           293        2,786
KPMG Consulting Inc./(1)/                      257        2,778
Crown Castle International Corp./(1)/          307        2,763
IDEXX Laboratories Inc./(1)/                   118        2,758
Newport News Shipbuilding Inc.                  41        2,755
Bruker Daltonics Inc./(1)/                     165        2,739
CV Therapeutics Inc./(1)(2)/                    70        2,720
ITT Educational Services Inc./(1)/              85        2,720
Orion Power Holdings Inc./(1)/                 106        2,703
Macromedia Inc./(1)/                           220        2,664
Quintiles Transnational Corp./(1)/             180        2,628
Allied Waste Industries Inc./(1)/              206        2,626
Ilex Oncology Inc./(1)/                        100        2,626
Cox Radio Inc. "A"/(1)/                        130        2,622
Waste Connections Inc./(1)/                     97        2,619
Microsemi Corp./(1)/                           100        2,605
Haemonetics Corp./(1)/                          75        2,596
Keane Inc./(1)/                                190        2,593
Kopin Corp./(1)(2)/                            245        2,555
Stone Energy Corp./(1)/                         79        2,544
Scios Inc./(1)(2)/                             152        2,541
Fisher Scientific International Inc./(1)/      100        2,540
Aeroflex Inc./(1)/                             230        2,530
Wind River Systems Inc./(1)/                   240        2,520
Mercury Computer Systems Inc./(1)(2)/           67        2,516
Intimate Brands Inc.                           279        2,511
Powerwave Technologies Inc./(1)/               210        2,503
Extreme Networks Inc./(1)/                     362        2,501
Ventas Inc.                                    230        2,496
Jack in the Box Inc./(1)/                       89        2,492
Gartner Group Inc. "A"/(1)/                    275        2,489
Tom Brown Inc./(1)/                            119        2,487
NRG Energy Inc./(1)/                           153        2,480
Triad Hospitals Inc./(1)/                       70        2,478
E*trade Group Inc./(1)/                        409        2,474
Avocent Corporation/(1)/                       165        2,455
Myriad Genetics Inc./(1)/                       80        2,451
Spinnaker Exploration Co./(1)/                  69        2,441
BlackRock Inc./(1)/                             55        2,432
HNC Software Inc./(1)/                         130        2,431
Matthews International Corp. "A"               110        2,427
Pixar Inc./(1)/                                 60        2,424
Too Inc./(1)/                                  115        2,414
Commerce One Inc./(1)/                         980        2,411
VISX Inc./(1)/                                 182        2,408
Linens 'N Things Inc./(1)/                     129        2,397
RehabCare Group Inc./(1)/                       55        2,393
Applebee's International Inc.                   81        2,389
Veeco Instruments Inc./(1)/                     90        2,385
Dal-Tile International Inc./(1)/               151        2,324
SPX Corp./(1)(2)/                               28        2,321
Rambus Inc./(1)(2)/                            315        2,318
LTX Corp./(1)/                                 170        2,314
Varco International Inc./(1)(2)/               191        2,307
Donaldson Co. Inc.                              80        2,306
Michaels Stores Inc./(1)/                       63        2,302
Tupperware Corp.                               115        2,293
SkyWest Inc.                                   137        2,291
Hilb Rogal & Hamilton Co.                       50        2,280
Education Management Corp./(1)/                 75        2,277
Sonic Corp./(1)/                                75        2,274
KV Pharmaceuticals Co. "B"/(1)/                 77        2,264
Syncor International Corp./(1)(2)/              71        2,260
Cryolife Inc./(1)/                              60        2,257
Cognex Corp./(1)/                              115        2,256
Pharmaceutical Resources Inc./(1)/              63        2,252
Swift Transportation Co. Inc./(1)/             127        2,248
Activision Inc./(1)(2)/                         82        2,232
MSC Industrial Direct Co. Inc. "A"/(1)/        140        2,230
Direct Focus Inc./(1)(2)/                      112        2,229
Plains Resource Inc./(1)/                       85        2,210
National Data Corp.                             61        2,196
Electro Scientific Industries Inc./(1)/        100        2,195
Tootsie Roll Industries Inc.                    57        2,181
Transkaryotic Therapies Inc./(1)/               80        2,171
Plantronics Inc./(1)/                          127        2,165
Westamerica Bancorp                             60        2,163
Exar Corp./(1)/                                125        2,162
DoubleClick Inc./(1)/                          379        2,160
Isis Pharmaceuticals Inc./(1)(2)/              125        2,131
Inhale Therapeutic Systems Inc./(1)/           160        2,128
Insight Enterprises Inc./(1)/                  150        2,121
Technitrol Inc.                                 95        2,119
Thoratec Labs Corp./(1)/                       128        2,117
Aviron/(1)/                                     85        2,116
Concurrent Computer Corp./(1)/                 233        2,116
Polaris Industries Partners LP "A"              55        2,111
Cooper Companies Inc.                           45        2,110
Tekelec/(1)/                                   160        2,107

--------------------------------------------------------------------------------
iShares Schedules of Investments                                         page 51
iShares Russell 3000 Growth Index Fund
Schedule of Investments (continued)
September 30, 2001 (Unaudited)

Security                                                  Shares        Value
-----------------------------------------------------------------------------

COMMON STOCKS (continued)
-----------------------------------------------------------------------------
Trimeris Inc./(1)/                                            60    $   2,106
Alpharma Inc. "A"                                             73        2,102
Key Energy Services Inc./(1)/                                330        2,099
Liberate Technologies Inc./(1)/                              210        2,092
Black & Decker Corp.                                          67        2,090
Affymetrix Inc./(1)/                                         130        2,086
Stericycle Inc./(1)/                                          50        2,084
Administaff Inc./(1)/                                         80        2,080
Advanced Fibre Communications Inc./(1)/                      142        2,075
Palm Inc./(1)/                                             1,421        2,075
Impath Inc./(1)/                                              60        2,071
Solutia Inc.                                                 167        2,071
Cambrex Corp.                                                 61        2,045
Mentor Corp.                                                  80        2,024
AmeriPath Inc./(1)/                                           77        2,022
Chico's FAS Inc./(1)/                                         85        2,002
Regeneron Pharmaceuticals Inc./(1)/                           90        2,002
Edwards (J.D.) & Co./(1)/                                    281        2,001
Retek Inc./(1)/                                              164        1,996
Eclipsys Corp./(1)/                                          150        1,995
Albany Molecular Research Inc./(1)/                           80        1,986
UCBH Holdings Inc.                                            68        1,984
Cabot Oil & Gas Corp. "A"                                     99        1,975
Alamosa Holdings Inc./(1)/                                   141        1,953
Talbots Inc. (The)                                            87        1,953
Elantec Semiconductor Inc./(1)/                               85        1,951
Homestore.com Inc./(1)(2)/                                   255        1,951
American Italian Pasta Co. "A"/(1)/                           45        1,946
FactSet Research Systems Inc.                                 80        1,941
AmSurg Corp./(1)/                                             70        1,928
Cymer Inc./(1)/                                              115        1,926
Landstar System Inc./(1)/                                     30        1,920
Storage Technology Corp./(1)/                                153        1,920
Teledyne Technologies Inc./(1)/                              120        1,914
Timberland Co. "A"/(1)/                                       70        1,897
Cerus Corp./(1)/                                              40        1,890
EarthLink Inc./(1)/                                          124        1,889
Greater Bay Bancorp                                           81        1,885
FYI Inc./(1)/                                                 50        1,876
Footstar Inc./(1)/                                            54        1,868
Evergreen Resources Inc./(1)/                                 55        1,867
Atlantic Coast Airlines Holdings Inc./(1)/                   140        1,862
Fleming Companies Inc./(2)/                                   63        1,858
Advanced Digital Information Corp./(1)/                      180        1,856
Kronos Inc./(1)/                                              45        1,847
Argosy Gaming Co./(1)/                                        70        1,834
Newport Corp.                                                130        1,833
Level 3 Communications Inc./(1)(2)/                          483        1,826
Primedia Inc./(1)/                                           776        1,824
NetIQ Corp./(1)/                                              80        1,822
Power Integrations Inc./(1)/                                 100        1,822
Flowserve Corp./(1)/                                          92        1,817
Foundry Networks Inc./(1)/                                   300        1,815
United Bancshares Inc.                                        67        1,809
American Management Systems Inc./(1)/                        150        1,801
Frontier Oil Corp.                                           105        1,801
Choice Hotels International Inc./(1)/                        109        1,798
Surmodics Inc./(1)/                                           45        1,798
Western Gas Resources Inc.                                    69        1,796
DSP Group Inc./(1)/                                           90        1,795
MAXIMUS Inc./(1)/                                             45        1,788
WebMD Corp./(1)/                                             419        1,785
Church & Dwight Co. Inc.                                      69        1,784
AirGate PCS Inc./(1)/                                         40        1,777
Owens & Minor Inc.                                            87        1,766
CAL Dive International Inc./(1)/                             105        1,749
Legato Systems Inc./(1)/                                     319        1,748
Finisar Corp./(1)/                                           440        1,742
Neose Technologies Inc./(1)/                                  45        1,737
SBA Communications Corp./(1)/                                130        1,736
Leap Wireless International Inc./(1)/                        110        1,727
BARRA Inc./(1)/                                               41        1,723
GlobeSpan Inc./(1)/                                          190        1,718
Men's Wearhouse Inc. (The)/(1)/                               95        1,718
Adolor Corporation/(1)/                                      101        1,710
Chelsea Property Group Inc.                                   37        1,682
Corixa Corp./(1)(2)/                                         160        1,680
Priority Healthcare Corp. "B"/(1)/                            70        1,680
American Medical Systems Holdings Inc./(1)/                   88        1,678
Brinker International Inc./(1)/                               71        1,677
Immunomedics Inc./(1)/                                       140        1,676
InterCept Group Inc. (The)/(1)/                               50        1,672
Bio-Technology General Corp./(1)/                            223        1,668
Maxygen Inc./(1)/                                            105        1,664
Grey Global Group Inc.                                         3        1,659
Dover Corp.                                                   55        1,656
Sensormatic Electronics Corp./(1)/                            70        1,651
Virata Corp./(1)/                                            165        1,647
3Com Corp./(1)/                                              439        1,646
Flir Systems Inc./(1)/                                        40        1,641
Sonus Networks Inc./(1)/                                     547        1,641
Southwest Bancorp of Texas Inc./(1)/                          55        1,636

--------------------------------------------------------------------------------
 page 52                                                                i|Shares
iShares Russell 3000 Growth Index Fund
Schedule of Investments (continued)
September 30, 2001 (Unaudited)

Security                                                  Shares        Value
-----------------------------------------------------------------------------

COMMON STOCKS (continued)
-----------------------------------------------------------------------------
Photronics Inc./(1)/                                          88    $   1,624
SCP Pool Corp./(1)/                                           75        1,601
Vulcan Materials Co.                                          37        1,598
Viropharma Inc./(1)/                                          63        1,592
Progress Software Corp./(1)/                                 113        1,581
Sylvan Learning Systems Inc./(1)/                             69        1,580
Invacare Corp.                                                39        1,579
Coinstar Inc./(1)/                                            80        1,578
Chittenden Corp.                                              62        1,575
Pogo Producing Co.                                            67        1,575
Christopher & Banks Corp./(1)/                                52        1,566
Commerce Bancorp Inc.                                         23        1,564
Rockwell Collins                                             110        1,562
Boyds Collection Ltd. (The)/(1)/                             189        1,559
Duramed Pharmaceuticals Inc./(1)/                             77        1,558
Newpark Resources Inc./(1)/                                  230        1,552
Datascope Corp.                                               40        1,551
Woodward Governor Co.                                         32        1,550
ATMI Inc./(1)/                                               100        1,545
Noven Pharmaceuticals Inc./(1)/                               85        1,538
Insituform Technologies Inc. "A"/(1)/                         90        1,534
RSA Security Inc./(1)/                                       114        1,534
Atrix Laboratories Inc./(1)/                                  65        1,527
Knight Trading Group Inc./(1)/                               198        1,527
Manufactured Home Communities Inc.                            50        1,521
Pacific Sunwear of California Inc./(1)/                      110        1,513
Packard BioScience Company/(1)/                              191        1,511
Hot Topic Inc./(1)/                                           60        1,506
InterDigital Communications Corp./(1)/                       205        1,503
Texas Regional Bancshares "A"                                 44        1,503
Time Warner Telecom Inc. "A"/(1)(2)/                         207        1,501
Consol Energy Inc.                                            70        1,500
Philadelphia Suburban Corp.                                   57        1,497
Micromuse Inc./(1)/                                          263        1,494
Brady Corp. "A"                                               50        1,490
Metro One Telecommunications Inc./(1)/                        64        1,485
Olin Corp.                                                   101        1,485
Astropower Inc./(1)(2)/                                       43        1,484
Credence Systems Corp./(1)/                                  123        1,482
Pacific Capital Bancorp                                       51        1,477
Information Holdings Inc./(1)/                                75        1,473
C&D Technologies Inc.                                         80        1,472
Arthocare Corp./(1)/                                          75        1,470
Cost Plus Inc./(1)/                                           80        1,469
Ligand Pharmaceuticals Inc. "B"/(1)/                         160        1,469
Intergraph Corp./(1)/                                        164        1,468
Ameritrade Holding Corp. "A"/(1)(2)/                         365        1,464
RealNetworks Inc./(1)/                                       300        1,458
Dreyer's Grand Ice Cream Inc.                                 50        1,452
General Communication Inc. "A"/(1)/                          120        1,452
Patina Oil & Gas Corp.                                        63        1,449
Trimble Navigation Ltd./(1)/                                  95        1,449
Symyx Technologies Inc./(1)/                                  98        1,446
Topps Co. (The)/(1)/                                         150        1,440
Donnelley (R.H.) Corp./(1)/                                   55        1,437
CVB Financial Corp.                                           66        1,419
Forward Air Corp./(1)/                                        60        1,412
InfoSpace Inc./(1)/                                          954        1,412
Acterna Corp./(1)/                                           442        1,406
Rogers Corp./(1)/                                             50        1,406
Kerr-McGee Corp.                                              27        1,402
TIBCO Software Inc./(1)/                                     191        1,402
Vignette Corp./(1)/                                          395        1,398
Infocus Corp./(1)/                                           107        1,396
Corvis Corp./(1)/                                            910        1,383
Genesco Inc./(1)/                                             85        1,381
Itron Inc./(1)/                                               60        1,381
Helix Technology Corp.                                        85        1,380
Fox Entertainment Group Inc. "A"/(1)/                         72        1,375
Enterasys Networks Inc./(1)/                                 213        1,374
SanDisk Corp./(1)/                                           139        1,371
On Assignment Inc./(1)/                                       85        1,367
Oak Technology Inc./(1)/                                     175        1,365
Edison Schools Inc./(1)/                                      90        1,359
FileNET Corp./(1)/                                           135        1,359
East West Bancorp Inc.                                        58        1,357
Immunogen Inc./(1)(2)/                                       150        1,357
Gene Logic Inc./(1)/                                         103        1,355
Quest Software Inc./(1)(2)/                                  117        1,355
Power-One Inc./(1)/                                          220        1,353
Vintage Petroleum Inc.                                        85        1,347
Tularik Inc./(1)/                                             73        1,345
General Semiconductor Inc./(1)/                              140        1,344
Silicon Storage Technology Inc./(1)/                         290        1,343
Integrated Circuit Systems Inc./(1)/                         105        1,342
Petsmart Inc./(1)/                                           190        1,338
Cirrus Logic Inc./(1)/                                       180        1,336
NCR Corp./(1)/                                                45        1,334
Manitowoc Co. Inc.                                            55        1,333
Actel Corp./(1)/                                              75        1,332
NYFIX Inc./(1)/                                               93        1,330
Chateau Communities Inc.                                      45        1,325

--------------------------------------------------------------------------------
iShares Schedules of Investments                                         page 53
iShares Russell 3000 Growth Index Fund
Schedule of Investments (continued)
September 30, 2001 (Unaudited)

Security                                                  Shares        Value
-----------------------------------------------------------------------------

COMMON STOCKS (continued)
-----------------------------------------------------------------------------
Simpson Manufacturing Co. Inc./(1)/                           25    $   1,325
Exelixis Inc./(1)/                                           115        1,318
Sangstat Medical Corp./(1)/                                   70        1,290
Anchor Gaming/(1)/                                            31        1,286
Commonwealth Telephone Enterprises Inc./(1)/                  35        1,286
Darden Restaurants Inc.                                       49        1,286
Mills Corp.                                                   60        1,283
ANADIGICS Inc./(1)/                                          105        1,281
Harris Corp.                                                  40        1,273
Vicor Corp./(1)/                                              90        1,270
Callaway Golf Co.                                             99        1,267
Covanta Energy Corporation/(1)/                              108        1,261
Dionex Corp./(1)/                                             50        1,261
Gentiva Health Services Inc./(1)/                             70        1,261
Read-Rite Corp./(1)/                                         427        1,260
FuelCell Energy Inc./(1)(2)/                                  85        1,259
Integra LifeSciences Holdings Corporation/(1)/                45        1,243
Enzo Biochem Inc./(1)/                                        73        1,238
Interwoven Inc./(1)/                                         320        1,235
WD-40 Company                                                 60        1,233
Priceline.com Inc./(1)/                                      325        1,232
Riverstone Networks Inc./(1)/                                234        1,229
Stewart & Stevenson Services Inc.                             51        1,228
InterVoice-Brite Inc./(1)/                                   118        1,225
Panera Bread Co. "A"/(1)/                                     35        1,225
Maverick Tube Corp./(1)/                                     135        1,223
Bright Horizons Family Solutions Inc./(1)/                    45        1,215
Forest Oil Corp./(1)/                                         49        1,215
Biosite Diagnostics Inc./(1)/                                 50        1,210
MKS Instruments Inc./(1)/                                     68        1,207
Cadiz Inc./(1)/                                              140        1,200
Bally Total Fitness Holding Corp./(1)/                        59        1,198
Brooks Automation Inc./(1)/                                   45        1,197
Hain Celestial Group Inc./(1)/                                65        1,197
FEI Co./(1)/                                                  55        1,196
Korn/Ferry International/(1)/                                145        1,196
Sapient Corp./(1)/                                           310        1,194
Amylin Pharmaceuticals Inc./(1)/                             215        1,189
Landauer Inc.                                                 35        1,188
Town & Country Trust                                          60        1,188
West Corp./(1)/                                               60        1,188
Hooper Holmes Inc.                                           190        1,186
Southwestern Energy Company/(1)/                             100        1,185
Internet Security Systems Inc./(1)(2)/                       130        1,184
CTS Corp.                                                     80        1,182
Tanox Inc./(1)/                                               80        1,182
Lone Star Technologies Inc./(1)/                              95        1,178
Serologicals Corp./(1)/                                       65        1,177
Asyst Technologies Inc./(1)/                                 130        1,176
Delta & Pine Land Co.                                         69        1,172
DDi Corp./(1)/                                               149        1,168
Farmer Mac/(1)/                                               35        1,168
Pharmacopeia Inc./(1)/                                        90        1,166
Photon Dynamics Inc./(1)/                                     50        1,158
Computer Network Technology Corp./(1)/                       110        1,157
Aspen Technology Inc./(1)/                                   115        1,150
Documentum Inc./(1)/                                         140        1,147
Anaren Microwave Inc./(1)/                                    70        1,144
Kulicke & Soffa Industries Inc./(1)/                         105        1,144
Magnum Hunter Resources Inc./(1)/                            120        1,139
Tech Data Corp./(1)/                                          30        1,137
Seachange International Inc./(1)/                             65        1,136
Granite Construction Inc.                                     44        1,128
Digene Corp./(1)/                                             45        1,125
Willamette Industries Inc.                                    25        1,125
Edwards Lifesciences Corp./(1)/                               50        1,120
Molecular Devices Corp./(1)/                                  60        1,118
Entegris Inc./(1)/                                           141        1,114
Biopure Corp./(1)(2)/                                         60        1,113
Yankee Candle Co. Inc. (The)/(1)(2)/                          65        1,112
Verity Inc./(1)/                                             110        1,111
CUNO Inc./(1)/                                                40        1,110
Andrew Corp./(1)/                                             61        1,109
Littelfuse Inc./(1)/                                          50        1,106
Oakley Inc./(1)/                                              88        1,104
Cyberonics Inc./(1)/                                          70        1,103
Borland Software Corp./(1)/                                  136        1,102
IGEN International Inc./(1)/                                  40        1,101
Frontier Financial Corp.                                      40        1,100
Suffolk Bancorp                                               25        1,099
Swift Energy Co./(1)/                                         53        1,093
Martek Biosciences Corp./(1)/                                 60        1,092
Rare Hospitality International Inc./(1)/                      70        1,088
Franklin Electric Co. Inc.                                    15        1,080
Electronics Boutique Holdings Corp./(1)/                      40        1,078
P.F. Chang's China Bistro Inc./(1)(2)/                        30        1,078
Westport Resources Corp./(1)/                                 73        1,073
ANSYS Inc./(1)/                                               60        1,071
Secure Computing Corp./(1)/                                  110        1,071
EGL Inc./(1)/                                                120        1,064
Veritas DGC Inc./(1)/                                         95        1,059
American HealthCorp Inc./(1)/                                 30        1,057

--------------------------------------------------------------------------------
 page 54                                                                i|Shares
iShares Russell 3000 Growth Index Fund
Schedule of Investments (continued)
September 30, 2001 (Unaudited)

Security                                                  Shares        Value
-----------------------------------------------------------------------------

COMMON STOCKS (continued)
-----------------------------------------------------------------------------
Harmonic Inc./(1)/                                           130    $   1,053
Manugistics Group Inc./(1)/                                  181        1,053
ABIOMED Inc./(1)(2)/                                          60        1,048
Cohu Inc.                                                     70        1,047
International Speedway Corp. "A"                              30        1,045
DRS Technologies Inc./(1)/                                    30        1,042
Papa John's International Inc./(1)/                           40        1,042
Oshkosh B'gosh Inc. "A"                                       40        1,040
Mobile Mini Inc./(1)/                                         40        1,038
Digital Insight Corp./(1)/                                    90        1,035
First BanCorp.                                                40        1,034
Superior Energy Services Inc./(1)/                           175        1,033
FTI Consulting Inc./(1)/                                      35        1,029
Outback Steakhouse Inc./(1)/                                  40        1,024
Alexion Pharmaceuticals Inc./(1)/                             60        1,021
Unit Corp./(1)/                                              115        1,021
Duane Reade Inc./(1)/                                         34        1,020
INAMED Corp./(1)/                                             60        1,020
Learning Tree International Inc./(1)/                         50        1,015
Lightbridge Inc./(1)/                                         99        1,015
Corinthian Colleges Inc./(1)/                                 30        1,011
SonicWALL Inc./(1)/                                           85        1,010
Forest City Enterprises Inc. "A"                              21        1,008
Stellent Inc./(1)(2)/                                         70        1,008
MedQuist Inc./(1)/                                            40        1,006
Berry Petroleum Co. "A"                                       65        1,004
Dianon Systems Inc./(1)/                                      20        1,004
Agile Software Corp./(1)/                                    110        1,000
NBTY Inc./(1)/                                                76        1,000
Heidrick & Struggles International Inc./(1)/                  70          999
Viasat Inc./(1)/                                              56          999
Advanced Energy Industries Inc./(1)/                          60          998
Echelon Corp./(1)(2)/                                         80          998
Transwitch Corp./(1)/                                        325          995
Valuevision International Inc. "A"/(1)/                       77          993
Houston Exploration Co./(1)/                                  40          992
NABI Inc./(1)/                                               160          989
Texas Biotech Corp./(1)/                                     175          989
Informatica Corp./(1)/                                       250          987
Pixelworks Inc./(1)/                                          78          983
MIPS Technologies Inc. "A"/(1)/                              150          982
E.piphany Inc./(1)/                                          230          977
Identix Inc./(1)/                                            120          977
Per-Se Technologies Inc./(1)/                                123          977
First Horizon Pharmaceutical Corp./(1)/                       38          976
Boston Private Financial Holdings Inc.                        50          975
Proxim Inc./(1)/                                             100          975
Charlotte Russe Holding Inc./(1)/                             75          974
Midway Games Inc./(1)(2)/                                     80          969
Libbey Inc.                                                   30          967
MSC.Software Corp./(1)/                                       60          966
Georgia Gulf Corp.                                            60          964
Peabody Energy Corp./(2)/                                     40          964
Superior Industries International Inc.                        29          963
WMS Industries Inc./(1)/                                      55          962
ProBusiness Services Inc./(1)/                                65          961
Avigen Inc./(1)/                                              70          960
Tollgrade Communications Inc./(1)/                            50          960
Sotheby's Holdings Inc. "A"/(1)/                              80          959
Wet Seal Inc. "A"/(1)/                                        52          957
Tweeter Home Entertainment Group Inc./(1)/                    70          955
Dendrite International Inc./(1)/                             120          953
Magellan Health Services Inc./(1)/                            83          952
AsiaInfo Holdings Inc./(1)/                                   80          951
Lexicon Genetics Inc./(1)/                                   125          950
IndyMac Bancorp Inc./(1)/                                     35          949
Pre-Paid Legal Services Inc./(1)/                             55          948
Florida Rock Industries Inc.                                  30          946
OraSure Technologies Inc./(1)/                                92          943
Regis Corp.                                                   45          943
Engineered Support Systems Inc.                               20          942
Getty Images Inc./(1)/                                        85          938
MGI Pharma Inc./(1)/                                          70          936
Rollins Inc.                                                  60          933
Novavax Inc./(1)/                                             66          931
ONI Systems Inc./(1)/                                        231          931
S1 Corp./(1)/                                                110          931
GoTo.com Inc./(1)/                                            75          930
Prima Energy Corp./(1)/                                       42          930
Group 1 Automotive Inc./(1)/                                  35          929
University of Phoenix Online/(1)(2)/                          30          929
Ferro Corp.                                                   40          927
Washington Trust Bancorp Inc.                                 50          925
St. Mary Land & Exploration Co.                               58          924
Theragenics Corp./(1)/                                       100          924
Advanced Tissue Sciences Inc./(1)/                           260          923
Grey Wolf Inc./(1)/                                          512          922
Ventana Medical Systems Inc./(1)/                             45          920
School Specialty Inc./(1)/                                    30          917
Stilwell Financial Inc.                                       47          917
Impax Laboratories Inc./(1)/                                  70          916
Rayovac Corp./(1)/                                            60          915

--------------------------------------------------------------------------------
iShares Schedules of Investments                                         page 55
iShares Russell 3000 Growth Index Fund
Schedule of Investments (continued)
September 30, 2001 (Unaudited)

Security                                               Shares        Value
--------------------------------------------------------------------------

COMMON STOCKS (continued)
--------------------------------------------------------------------------
TALX Corp.                                                 43    $     914
Headwaters Inc./(1)/                                       83          913
WebEx Communications Inc./(1)(2)/                          43          913
Frontier Airlines Inc./(1)/                               110          911
Ocular Sciences Inc./(1)/                                  45          911
Atwood Oceanics Inc./(1)/                                  35          910
Intermagnetics General Corp./(1)/                          39          907
Universal Electronics Inc./(1)/                            60          905
Lincoln Electric Holding Inc.                              41          903
Paxson Communications Corp./(1)/                          125          900
Universal Compression Holdings Inc./(1)/                   40          900
CoStar Group Inc./(1)/                                     50          898
Intrado Inc./(1)/                                          35          898
Metro-Goldwyn-Mayer Inc./(1)/                              53          898
Scansource Inc./(1)/                                       20          896
Omnicare Inc.                                              41          895
MRV Communications Inc./(1)/                              298          894
Strayer Education Inc.                                     20          892
Harrah's Entertainment Inc./(1)/                           33          891
Zoll Medical Corp./(1)(2)/                                 25          890
Walter Industries Inc.                                     99          886
Endocare Inc./(1)/                                         50          877
Tennant Co.                                                25          875
Nordson Corp.                                              40          874
Autodesk Inc.                                              27          866
Vical Inc./(1)/                                            85          866
Manhattan Associates Inc./(1)/                             51          865
Fossil Inc./(1)(2)/                                        55          864
Intertan Inc./(1)/                                        110          863
Pemstar Inc./(1)/                                          75          863
EDO Corp.                                                  30          862
Knight Transportation Inc./(1)/                            45          862
Teletech Holdings Inc./(1)/                               110          859
Arch Coal Inc.                                             55          858
Northwest Airlines Corp. "A"/(1)/                          75          856
PLATO Learning Inc./(1)/                                   35          845
Take-Two Interactive Software Inc./(1)(2)/                119          841
AMC Entertainment Inc./(1)/                                80          840
California Pizza Kitchen Inc./(1)/                         53          840
Vastera Inc./(1)/                                          75          840
Harman International Industries Inc.                       25          837
Universal Corporation                                      25          834
Guitar Center Inc./(1)/                                    70          833
Sandy Spring Bancorp Inc.                                  21          833
StorageNetworks Inc./(1)/                                 210          832
Barnes & Noble Inc./(1)(2)/                                23          830
Forrester Research Inc./(1)/                               50          830
Cato Corp. "A"                                             55          823
Durect Corp./(1)/                                          85          823
Memberworks Inc./(1)/                                      40          823
Renaissance Learning Inc./(1)/                             25          823
Neurogen Corp./(1)/                                        50          820
CNET Networks Inc./(1)/                                   190          817
EPIQ Systems Inc./(1)(2)/                                  32          816
PanAmSat Corp./(1)/                                        35          816
Presstek Inc./(1)/                                        130          806
Planar Systems Inc./(1)/                                   40          804
Quiksilver Inc./(1)/                                       65          803
PRI Automation Inc./(1)/                                   80          802
Diversa Corp./(1)/                                         85          799
TeleCorp PCS Inc./(1)/                                     72          796
AptarGroup Inc.                                            25          795
Capstone Turbine Corp./(1)/                               131          791
First Busey Corp. "A"                                      40          790
NaPro BioTherapeutics Inc./(1)/                           100          790
DMC Stratex Networks Inc./(1)/                            153          789
Fred's Inc.                                                30          786
Connetics Corp./(1)/                                      120          785
Scotts Co. (The) "A"/(1)/                                  23          784
Imatron Inc./(1)/                                         440          783
Pure Resources Inc./(1)/                                   49          782
BioMarin Pharmaceutical Inc./(1)/                          80          780
Columbia Sportswear Co./(1)/                               35          777
Sycamore Networks Inc./(1)/                               223          776
ABM Industries Inc.                                        30          774
Shuffle Master Inc./(1)/                                   61          769
Geron Corp./(1)/                                           80          768
Viad Corp.                                                 40          767
Antigenics Inc./(1)/                                       60          765
Vasomedical Inc./(1)/                                     248          761
Spectralink Corp./(1)/                                     50          759
Xicor Inc./(1)/                                            95          755
United Therapeutics Inc./(1)/                              60          754
Western Digital Corp./(1)/                                345          749
Numerical Technologies Inc./(1)(2)/                        45          747
United States Cellular Corp./(1)(2)/                       15          743
AXT Inc./(1)(2)/                                           70          742
Rudolph Technologies Inc./(1)/                             30          740
Gabelli Asset Management Inc. "A"/(1)/                     20          737
Rural Cellular Corp. "A"/(1)/                              30          729
Emcore Corp./(1)/                                          85          728
Stratos Lightwave Inc./(1)/                               211          728

--------------------------------------------------------------------------------
 page 56                                                                i|Shares
iShares Russell 3000 Growth Index Fund
Schedule of Investments (continued)
September 30, 2001 (Unaudited)

Security                                               Shares        Value
--------------------------------------------------------------------------

COMMON STOCKS (continued)
--------------------------------------------------------------------------
BroadVision Inc./(1)/                                     798    $     726
Lands' End Inc./(1)/                                       25          722
Arqule Inc./(1)/                                           69          721
Netegrity Inc./(1)(2)/                                     84          720
RadiSys Corp./(1)/                                         60          720
Caliper Technologies Corp./(1)/                            77          712
Pharmacyclics Inc./(1)(2)/                                 40          712
Lindsay Manufacturing Co.                                  40          710
Offshore Logistics Inc./(1)/                               37          710
Otter Tail Power Co.                                       25          709
Allegiance Telecom Inc./(1)/                              235          707
Station Casinos Inc./(1)/                                  84          706
Bio-Rad Laboratories Inc. "A"/(1)/                         15          705
Hollywood Entertainment Corp./(1)/                         60          705
Student Loan Corp.                                         10          705
Redback Networks Inc./(1)/                                485          703
Nike Inc. "B"                                              15          702
Organogenesis Inc./(1)/                                   120          702
Skechers U.S.A. Inc. "A"/(1)(2)/                           60          701
American Superconductor Corp./(1)/                         75          700
Factory 2-U Stores Inc./(1)/                               50          700
Pegasus Communications Corp./(1)/                         100          700
SERENA Software Inc./(1)/                                  60          699
Triad Guaranty Inc./(1)/                                   20          699
4Kids Entertainment Inc./(1)/                              35          696
Triarc Companies Inc./(1)/                                 30          693
Advanced Marketing Services Inc.                           45          691
DiamondCluster International Inc. "A"/(1)/                 70          689
Penwest Pharmaceuticals Co./(1)/                           40          689
RailAmerica Inc./(1)/                                      55          688
Polymedica Industries Corp./(1)(2)/                        45          687
Sterling Bancshares Inc.                                   52          687
Electroglas Inc./(1)/                                      55          685
Inktomi Corp./(1)/                                        250          685
Praecis Pharmaceuticals Inc./(1)/                         183          683
Ivex Packaging Corp./(1)/                                  40          682
Luminex Corp./(1)(2)/                                      50          682
Children's Place Retail Stores Inc./(1)/                   38          681
Bel Fuse Inc. "B"                                          35          680
Intuitive Surgical Inc./(1)/                              109          680
Airtran Holdings Inc./(1)/                                160          678
Montana Power Co.                                         129          677
First Midwest Bancorp Inc.                                 20          676
Tejon Ranch Co./(1)/                                       30          675
Cognizant Technology Solutions Corp./(1)/                  30          672
Cytogen Corp./(1)/                                        248          670
Ixia/(1)/                                                 105          667
Galileo International Inc.                                 32          664
Guilford Pharmaceuticals Inc./(1)/                         77          663
Radiant Systems Inc./(1)/                                  65          663
Benchmark Electronics Inc./(1)/                            40          661
Centra Software Inc./(1)/                                  77          659
Energy Conversion Devices Inc./(1)/                        40          658
Blockbuster Inc.                                           30          657
Harland (John H.) Co.                                      30          657
Penn National Gaming Inc./(1)/                             40          656
Ariba Inc./(1)/                                           351          653
Sensient Technologies Corp.                                35          652
Endo Pharmaceuticals Holdings Inc./(1)/                    60          651
F5 Networks Inc./(1)/                                      70          650
CardioDynamics International Corp./(1)/                   135          648
Possis Medical Inc./(1)/                                   55          644
webMethods Inc./(1)(2)/                                    93          643
Bei Technologies Inc.                                      40          642
Interneuron Pharmaceuticals Inc./(1)/                     129          642
InteliData Technologies Corp./(1)/                        195          640
Spanish Broadcasting System Inc. "A"/(1)/                  90          638
Genuity Inc./(1)/                                         405          636
FreeMarkets Inc./(1)(2)/                                   60          635
W-H Energy Services Inc./(1)/                              45          633
Parkervision Inc./(1)/                                     35          631
Getty Realty Corp.                                         35          630
Excel Technology Inc./(1)/                                 40          629
Microtune Inc./(1)/                                        55          627
Acacia Research Corp./(1)/                                 68          625
CoorsTek Inc./(1)/                                         25          625
Dyax Corp./(1)/                                            65          625
Titan Pharmaceuticals Inc./(1)/                           100          625
Briggs & Stratton Corp.                                    20          624
Jacobs Engineering Group Inc./(1)/                         10          624
Three-Five Systems Inc./(1)/                               39          622
Genta Inc./(1)(2)/                                         60          621
Semitool Inc./(1)/                                         65          621
WFS Financial Inc./(1)/                                    35          621
Zygo Corp./(1)/                                            60          619
deCODE genetics Inc./(1)/                                 100          617
Nuance Communications Inc./(1)(2)/                         95          617
DUSA Pharmaceuticals Inc./(1)/                             60          616
NCO Group Inc./(1)/                                        45          616
TriZetto Group Inc. (The)/(1)/                             70          616
Vitria Technology Inc./(1)/                               300          615
City Bank                                                  25          611

--------------------------------------------------------------------------------
iShares Schedules of Investments                                         page 57
iShares Russell 3000 Growth Index Fund
Schedule of Investments (continued)
September 30, 2001 (Unaudited)

Security                                               Shares        Value
--------------------------------------------------------------------------

COMMON STOCKS (continued)
--------------------------------------------------------------------------
Portal Software Inc./(1)/                                 410    $     611
Central Coast Bancorp/(1)/                                 29          608
Cablevision Systems Corporation -
  Rainbow Media Group/(1)/                                 30          607
Connecticut Water Service Inc.                             22          607
Expedia Inc. "A"/(1)(2)/                                   25          607
New Focus Inc./(1)/                                       188          607
Ultimate Electronics Inc./(1)/                             35          607
Inspire Pharmaceuticals Inc./(1)/                          70          606
UbiquiTel Inc./(1)/                                        75          605
AVANIR Pharmaceuticals "A"/(1)/                           207          600
BE Aerospace Inc./(1)/                                     79          600
ICU Medical Inc./(1)/                                      15          600
John Nuveen Co. "A"                                        14          597
Martha Stewart Living Inc. "A"/(1)(2)/                     40          596
Professional Detailing Inc./(1)/                           25          596
Speedway Motorsports Inc./(1)/                             30          596
Alexandria Real Estate Equities Inc.                       15          592
Vidamed Inc./(1)/                                         155          592
ACLARA BioSciences Inc./(1)/                              105          590
Aphton Corp./(1)/                                          60          590
Remington Oil & Gas Corp./(1)/                             45          589
Matrixone Inc./(1)/                                       108          588
Instinet Group Inc./(1)/                                   60          587
Bone Care International Inc./(1)/                          30          584
Rent-A-Center Inc./(1)/                                    25          581
Denbury Resources Inc./(1)/                                70          580
CorVel Corp./(1)/                                          22          579
Henry Schein Inc./(1)/                                     15          579
Microvision Inc./(1)/                                      45          576
Maxtor Corp./(1)/                                         161          575
Vans Inc./(1)/                                             50          575
McDATA Corporation "A"/(1)/                                68          571
Avant Immunotherapeutics Inc./(1)/                        240          569
Corvas International Inc./(1)/                             99          569
Hotel Reservations Network Inc. "A"/(1)(2)/                25          568
Suiza Foods Corp./(1)/                                      9          568
Powell Industries Inc./(1)/                                25          566
UnitedGlobalCom Inc. "A"/(1)(2)/                          244          566
Aether Systems Inc./(1)/                                   90          564
FalconStor Software Inc./(1)/                              65          564
MGM Grand Inc./(1)(2)/                                     25          562
National Golf Properties Inc.                              35          562
NeoPharm Inc./(1)/                                         40          562
Arena Pharmaceuticals Inc./(1)/                            51          561
Carlisle Companies Inc.                                    20          561
Lancaster Colony Corp.                                     20          560
National Processing Inc./(1)/                              20          560
ProQuest Company/(1)/                                      17          559
Somera Communications Inc./(1)/                           130          559
Citizens Inc./(1)/                                         55          558
DuPont Photomasks Inc./(1)/                                20          556
US Unwired Inc. "A"/(1)/                                   55          556
CARBO Ceramics Inc.                                        20          554
Idex Corp.                                                 20          553
X-Rite Inc.                                                70          553
Dendreon Corp./(1)/                                        65          552
Centillium Communications Inc./(1)/                        91          551
Digimarc Corp./(1)/                                        40          551
Federal Realty Investment Trust                            25          550
CACI International Inc. "A"/(1)/                           10          547
Actuate Corp./(1)/                                        130          545
United Natural Foods Inc./(1)/                             30          545
AGCO Corp.                                                 60          543
Private Media Group Inc./(1)/                              70          543
Raymond James Financial Inc.                               20          543
TRC Companies Inc./(1)/                                    15          542
Cathay Bancorp Inc.                                        10          539
Clark/Bardes Holdings Inc./(1)/                            25          539
Sirius Satellite Radio Inc./(1)/                          150          539
Acxiom Corp./(1)/                                          57          536
Ackerly Group Inc. (The)/(1)/                              50          535
Readers Digest Association Inc. (The) "A"                  29          533
Roxio Inc./(1)/                                            35          532
Travelocity.com Inc./(1)(2)/                               40          532
7-Eleven Inc./(1)/                                         55          531
Supergen Inc./(1)/                                         75          529
Unisys Corp./(1)/                                          61          528
EntreMed Inc./(1)(2)/                                      60          525
Startek Inc./(1)/                                          30          525
Covansys Corporation/(1)/                                  60          524
Trex Co. Inc./(1)/                                         30          524
Tetra Technologies Inc./(1)/                               30          523
Genome Therapeutics Corp./(1)/                             90          522
II-VI Inc./(1)/                                            40          521
Illumina Inc./(1)/                                         80          520
Saga Communications Inc./(1)/                              30          519
Dobson Communications Corp. "A"/(1)(2)/                    50          517
Quicksilver Resources Inc./(1)/                            38          517
Sunrise Assisted Living Inc./(1)(2)/                       20          517
Syntroleum Corp./(1)/                                     110          516
O'Charley's Inc./(1)/                                      30          514

--------------------------------------------------------------------------------
  page 58                                                               i|Shares
iShares Russell 3000 Growth Index Fund
Schedule of Investments (continued)
September 30, 2001 (Unaudited)

Security                                               Shares        Value
--------------------------------------------------------------------------

COMMON STOCKS (continued)
--------------------------------------------------------------------------
Elizabeth Arden Inc./(1)/                                  40    $     511
AFC Enterprises Inc./(1)/                                  25          510
MTR Gaming Group Inc./(1)/                                 55          510
Sonosite Inc./(1)/                                         25          510
Heartland Express Inc./(1)/                                22          506
Sports Resorts International Inc./(1)/                     70          503
Net.B@nk Inc./(1)/                                         60          502
CCBT Financial Companies Inc.                              20          500
Columbia Laboratories Inc./(1)/                           110          494
Keynote Systems Inc./(1)/                                  65          494
Kendle International Inc./(1)/                             25          493
Merix Corp./(1)/                                           35          492
Essex Property Trust Inc.                                  10          491
Digital Lightwave Inc./(1)/                                50          490
Symmetricom Inc./(1)/                                      90          490
Energy Partners Ltd./(1)/                                  70          489
Hickory Tech Corp.                                         30          489
Research Frontiers Inc./(1)/                               30          488
Salem Communications Corp. "A"/(1)/                        25          488
Entrust Technologies Inc./(1)/                            170          484
MCSi Inc./(1)(2)/                                          30          483
1-800-FLOWERS.com Inc./(1)/                                40          482
Closure Medical Corp./(1)/                                 25          481
Akamai Technologies Inc./(1)/                             165          480
Mattson Technology Inc./(1)/                              120          480
Metasolv Inc./(1)/                                         80          480
SY Bancorp Inc.                                            15          480
Packaging Corporation of America/(1)/                      31          479
Centerpoint Properties Corp.                               10          477
Nextel Partners Inc. "A"/(1)/                              70          471
Transaction Systems Architects Inc. "A"/(1)/               75          471
Computerized Thermal Imaging Inc./(1)/                    210          470
Sciclone Pharmaceuticals Inc./(1)/                        140          469
Versicor Inc./(1)/                                         35          469
Transmeta Corp./(1)/                                      331          467
Right Management Consultants Inc./(1)/                     15          466
Dril-Quip Inc./(1)/                                        30          465
Dycom Industries Inc./(1)/                                 40          464
WESCO International Inc./(1)/                              90          464
Allscripts Healthcare Solutions Inc./(1)/                 110          462
EarthShell Corp./(1)/                                     210          462
Key Productions Co. Inc./(1)/                              40          462
Therma-Wave Inc./(1)/                                      45          462
Iomega Corp./(1)/                                         378          461
Valence Technology Inc./(1)/                              130          460
Conestoga Enterprises Inc.                                 20          459
Miravant Medical Technologies/(1)/                         60          459
Vital Sign Inc.                                            15          459
Sage Inc./(1)/                                             30          458
Gulfmark Offshore Inc./(1)/                                19          456
Integral Systems Inc./(1)/                                 25          451
Sanchez Computer Associates Inc./(1)/                      60          451
Main Street Banks Inc.                                     25          450
Vector Group Ltd.                                          11          449
Boston Communications Group Inc./(1)/                      40          448
La Jolla Pharmaceutical Co./(1)/                          110          448
Esperion Therapeutics Inc./(1)/                            60          447
Cygnus Inc./(1)/                                           80          446
Register.com/(1)/                                          45          446
American Woodmark Corp.                                    15          440
Profit Recovery Group International Inc. (The)/(1)(2)/     45          440
Urocor Inc./(1)/                                           25          440
CCC Information Services Group Inc./(1)/                   60          439
AnnTaylor Stores Corp./(1)/                                20          438
Aspect Medical Systems Inc./(1)/                           40          438
Concord Camera Corp./(1)/                                 100          438
MapInfo Corp./(1)/                                         60          438
Crawford & Co. "B"                                         35          436
Conceptus Inc./(1)/                                        25          435
Valentis Inc./(1)/                                        145          435
Young Broadcasting Corp. "A"/(1)/                          30          435
Med-Design Corp. (The)/(1)/                                30          432
aaiPharma Inc./(1)/                                        25          430
Clarent Corp./(1)/                                         80          430
Keithley Instruments Inc.                                  30          430
McGrath Rentcorp                                           20          430
Medicines Company (The)/(1)(2)/                            71          430
Avant! Corp./(1)/                                         145          429
SpeechWorks International Inc./(1)/                        87          429
ACTV Inc./(1)/                                            210          428
Quanta Services Inc./(1)/                                  30          428
XO Communications Inc. "A"/(1)(2)/                      1,045          428
I-Stat Corp./(1)/                                          70          427
DigitalThink Inc./(1)/                                     55          425
AnswerThink Consulting Group Inc./(1)/                     90          423
Universal Display Corp./(1)(2)/                            60          423
HotJobs.com Ltd./(1)/                                      70          418
Kos Pharmaceuticals Inc./(1)/                              15          418
Peregrine Pharmaceuticals/(1)/                            420          416
Green Mountain Coffee Inc./(1)/                            18          415
Siliconix Inc./(1)/                                        20          415

--------------------------------------------------------------------------------
iShares Schedules of Investments                                         page 59
iShares Russell 3000 Growth Index Fund
Schedule of Investments (continued)
September 30, 2001 (Unaudited)

Security                                    Shares        Value
---------------------------------------------------------------

COMMON STOCKS (continued)
---------------------------------------------------------------
Celeritek Inc./(1)/                             35  $       414
Ticketmaster Online-CitySearch Inc.
  "B"/(1)/                                      40          414
Liqui-Box Corp.                                 10          412
IDX Systems Corp./(1)/                          40          410
Stein Mart Inc./(1)/                            50          410
Micros Systems Inc./(1)/                        23          409
Electronics For Imaging Inc./(1)/               25          407
UGI Corp.                                       15          407
Steven Madden Ltd./(1)/                         40          406
Netro Corp./(1)/                               150          405
CompuCredit Corp./(1)/                          55          401
Xybernaut Corp./(1)/                           200          400
Coherent Inc./(1)/                              14          398
Steel Dynamics Inc./(1)/                        40          396
World Wrestling Federation Entertainment
  Inc./(1)/                                     30          396
Cell Pathways Inc./(1)(2)/                     120          395
Select Medical Corp./(1)/                       25          394
Buca Inc./(1)/                                  35          393
Independent Bank Corp.(MI)                      15          391
Regent Communications Inc./(1)/                 65          391
Viewpoint Corp./(1)/                           115          391
Internap Network Services Corp./(1)/           390          390
Northfield Laboratories Inc./(1)/               30          390
3D Systems Corp./(1)/                           25          390
Wave Systems Corp. "A"/(1)/                    230          389
Ingram Micro Inc. "A"/(1)/                      30          387
Lecroy Corp./(1)/                               20          387
Spectrasite Holdings Inc./(1)/                 160          386
Catellus Development Corp./(1)/                 22          385
Del Monte Foods Co./(1)/                        50          385
Entravision Communications Corp./(1)/           45          385
Plug Power Inc./(1)/                            40          385
Smucker (J.M) Company (The)                     15          385
Auspex Systems Inc./(1)/                       163          383
United National Bancorp                         15          383
WatchGuard Technologies Inc./(1)/               50          383
Mastec Inc./(1)/                                75          382
Wabtec Corporation                              35          382
Websense Inc./(1)/                              35          382
Mississippi Valley Bancshares Inc.              10          380
Modis Professional Services Inc./(1)/           95          380
Carreker Corp./(1)/                             50          379
Kenneth Cole Productions "A"/(1)/               30          379
Blyth Inc.                                      19          378
National Penn Bancshares Inc.                   16          376
Jill (J.) Group Inc. (The)/(1)/                 30          375
JNI Corp./(1)/                                  60          375
Arrow International Inc.                        10          373
Star Scientific Inc./(1)/                      135          373
Trendwest Resorts Inc./(1)/                     15          371
Meritage Corp./(1)/                             10          370
North Pittsburgh Systems Inc.                   25          368
Novadigm Inc./(1)/                              50          367
Tuesday Morning Corp./(1)/                      40          367
BriteSmile Inc./(1)(2)/                         61          366
Pharmos Corp./(1)/                             150          366
Action Performance Companies Inc./(1)/          20          364
Pinnacle Systems Inc./(1)/                     125          364
Lexent Inc./(1)/                                50          362
Oshkosh Truck Corp.                             10          362
PLX Technology Inc./(1)/                        70          362
Array BioPharma Inc./(1)/                       40          361
eSPEED Inc. "A"/(1)(2)/                         45          360
Systems & Computer Technology Corp./(1)/        40          360
MRO Software Inc./(1)/                          35          357
Novoste Corp./(1)/                              60          356
Robert Mondavi Corp. (The) "A"/(1)/             10          356
TD Waterhouse Group Inc./(1)/                   58          356
Spectra-Physics Lasers Inc./(1)/                20          355
Adaptec Inc./(1)/                               45          354
Nanometrics Inc./(1)/                           20          354
Hibbet Sporting Goods Inc./(1)/                 15          352
Mechanical Technology Inc./(1)/                100          350
Regeneration Technologies Inc./(1)/             30          350
Triumph Group Inc./(1)/                         15          350
United Rentals Inc./(1)/                        20          347
McAfee.com Corp./(1)/                           30          346
Silicon Laboratories Inc./(1)(2)/               25          345
SPSS Inc./(1)/                                  20          344
Terremark Worldwide Inc./(1)/                  680          340
Urologix Inc./(1)/                              25          340
Digex Inc./(1)/                                100          334
Silicon Image Inc./(1)/                        160          334
Nanogen Inc./(1)/                               68          332
Middlesex Water Co.                             10          330
United Stationers Inc./(1)/                     11          329
Trigon Healthcare Inc./(1)/                      5          328
Aquila Inc./(1)/                                15          327
PetroQuest Energy Inc./(1)/                     65          327
Mediacom Communications Corp./(1)/              25          326
Rigel Pharmaceuticals Inc./(1)/                 65          325

--------------------------------------------------------------------------------
  page 60                                                               i|Shares
iShares Russell 3000 Growth Index Fund
Schedule of Investments (continued)
September 30, 2001 (Unaudited)

Security                                    Shares        Value
---------------------------------------------------------------

COMMON STOCKS (continued)
---------------------------------------------------------------
Metawave Communications Corp./(1)/             120  $       324
ATS Medical Inc./(1)/                           80          320
Key3Media Group Inc./(1)/                       80          317
Active Power Inc./(1)/                          63          316
Aware Inc./(1)/                                 80          315
First Consulting Group Inc./(1)/                35          315
Pain Therapeutics Inc./(1)/                     45          315
Quixote Corp.                                   15          315
Sequenom Inc./(1)/                              45          315
RPC Inc.                                        25          311
Wintrust Financial Corp.                        10          311
Advanced Neuromodulation Systems Inc./(1)/      15          310
Meridian Resource Corp. (The)/(1)/              95          309
Daktronics Inc./(1)/                            35          308
Genzyme Transgenics Corp./(1)/                  80          308
National Healthcare Corp./(1)/                  20          308
Beasley Broadcast Group Inc. "A"/(1)/           30          307
Collins & Aikman Corp./(1)/                     50          307
Carter-Wallace Inc.                             15          306
Black Hills Corp.                               10          305
Lantronix Inc./(1)/                             50          305
POZEN Inc./(1)/                                 70          305
Alexander's Inc./(1)/                            5          304
Vion Pharmaceuticals Inc./(1)/                  65          304
Centennial Bancorp                              40          302
TriPath Imaging Inc./(1)/                       70          301
Western Multiplex Corp./(1)/                    80          299
Curis Inc./(1)/                                 85          297
Applied Molecular Evolution Inc./(1)/           40          296
AVI BioPharma Inc./(1)/                         40          296
Visual Networks Inc./(1)/                      130          296
Atlas Air Inc./(1)/                             30          295
GenesisIntermedia Inc./(1)(2)/                  50          295
Caminus Corp./(1)/                              20          294
Convera Corp./(1)/                             120          294
Telik Inc./(1)/                                 45          293
Constellation Brands Inc./(1)/                   7          292
Pall Corp.                                      15          292
Flow International Corp./(1)/                   30          290
Medallion Financial Corp.                       35          289
Sterling Bancorp                                10          288
Mueller Industries Inc./(1)/                    10          287
Syntel Inc./(1)/                                35          287
3DO Co. (The)/(1)/                             140          287
Penn Engineering & Manufacturing Corp.          20          284
Spiegel Inc. "A"                                40          282
Liberty Digital Inc. "A"/(1)/                   70          281
Ribozyme Pharmaceuticals Inc./(1)/              40          280
Valmont Industries Inc.                         20          280
Hydril Co./(1)/                                 20          279
SBS Technologies Inc./(1)/                      25          279
Progenics Pharmaceuticals Inc./(1)/             20          278
AVX Corp./(2)/                                  17          277
Actrade Financial Technologies Ltd./(1)/        15          276
MicroFinancial Inc.                             20          275
Specialty Laboratories Inc./(1)/                10          275
Oplink Communications Inc./(1)/                415          274
Resources Connection Inc./(1)/                  15          273
Virage Logic Corp./(1)/                         25          273
Louis Dreyfus Natural Gas Corp./(1)/             7          272
Sonic Automotive Inc./(1)/                      20          272
Genzyme Corp. - Molecular Oncology/(1)/         35          271
Holly Corp.                                     15          271
Mesa Air Group Inc./(1)/                        83          271
Centennial Cellular Corp. "A"/(1)/              30          270
International Bancshares Corp.                   7          270
ChipPAC Inc./(1)/                              117          269
Wackenhut Corrections Corp./(1)/                20          268
Wireless Facilities Inc./(1)/                   60          268
Great Southern Bancorp Inc.                     10          265
U.S. Airways Group Inc./(1)(2)/                 57          265
Pericom Semiconductor Corp./(1)/                19          264
Chordiant Software Inc./(1)/                   140          262
Fisher Communications Inc.                       5          260
Exodus Communications Inc./(1)/              1,522          259
APAC Customer Services Inc.                    145          254
QRS Corp./(1)/                                  30          252
Artesyn Technologies Inc./(1)/                  46          250
Rightchoice Managed Care Inc./(1)/               5          250
VaxGen Inc./(1)(2)/                             20          250
ESCO Technologies Inc./(1)/                     10          249
Pier 1 Imports Inc.                             30          249
Docent Inc./(1)/                               120          248
Alloy Online Inc./(1)/                          20          247
Lynch Interactive Corp./(1)/                     5          247
Measurements Specialties Inc./(1)/              25          247
Performance Technologies Inc./(1)/              30          247
Genencor International Inc./(1)/                25          246
Ariad Pharmaceuticals Inc./(1)/                100          245
Financial Federal Corp./(1)/                    10          245
Grant Prideco Inc./(1)/                         40          244
Hyseq Inc./(1)/                                 40          244

--------------------------------------------------------------------------------
iShares Schedules of Investments                                         page 61
iShares Russell 3000 Growth Index Fund
Schedule of Investments (continued)
September 30, 2001 (Unaudited)

Security                                    Shares        Value
---------------------------------------------------------------

COMMON STOCKS (continued)
---------------------------------------------------------------
Independent Bank Corp.(MA)                      15  $       244
Ventiv Health Inc./(1)/                         60          244
Oceaneering International Inc./(1)/             15          243
ON Semiconductor Corp./(1)/                    130          241
Stanley Furniture Co. Inc./(1)/                 10          241
Century Aluminum Company                        30          240
Community First Bankshares Inc.                 10          240
SkillSoft Corp./(1)/                            15          240
Pathmark Stores Inc./(1)/                       10          238
Wackenhut Corp. "A"/(1)(2)/                     10          238
Inet Technologies Inc./(1)/                     40          236
Proton Energy Systems Inc./(1)/                 50          236
RPM Inc.                                        25          236
ADE Corp./(1)/                                  25          235
S&T Bancorp Inc.                                10          234
IMPCO Technologies Inc./(1)/                    20          233
Puma Technology Inc./(1)/                      170          230
Supertex Inc./(1)/                              15          229
Venator Group Inc./(1)/                         15          229
Avici Systems Inc./(1)/                        177          227
Gymboree Co./(1)/                               35          227
NL Industries Inc.                              15          225
Packeteer Inc./(1)/                             70          223
Avanex Corp./(1)/                               75          222
Keryx Biopharmaceuticals Inc./(1)/              35          220
Orchid Biosciences Inc./(1)/                   100          219
Paradigm Genetics Inc./(1)/                     35          219
Harte-Hanks Inc.                                10          216
Insmed Incorporated/(1)/                        80          214
Micro General Corp./(1)/                        25          214
Midwest Banc Holdings Inc.                      10          214
Monaco Coach Corp./(1)/                         15          214
Next Level Communications Inc./(1)/             70          214
Alliance Gaming Corp./(1)/                      15          213
Pennsylvania Real Estate Investment
  Trust                                         10          213
NetScout Systems Inc./(1)/                      50          212
Phoenix Technologies Ltd./(1)/                  21          211
StarBase Corp./(1)/                            320          211
Trikon Technologies Inc./(1)/                   25          211
Central Parking Corp.                           15          210
Datastream Systems Inc./(1)/                    70          210
SJNB Financial Corp.                             5          209
Triangle Pharmaceuticals Inc./(1)/              65          208
Big Lots Inc.                                   25          207
Targeted Genetics Corp./(1)/                   110          207
Catapult Communications Corp./(1)/              15          206
I-many Inc./(1)/                                89          206
Crown Media Holdings Inc./(1)/                  20          205
Aksys Ltd./(1)/                                 40          202
Chiles Offshore Inc./(1)/                       10          202
Gateway Inc./(1)/                               37          202
Ulticom Inc./(1)/                               25          202
Cable Design Technologies Corp./(1)/            17          201
Fidelity Bankshares Inc.                        15          200
Wild Oats Markets Inc./(1)/                     25          199
Artisan Components Inc./(1)/                    25          198
Baldor Electric Co.                             10          198
Buckeye Technologies Inc./(1)/                  20          198
Saba Software Inc./(1)/                        100          198
Schawk Inc.                                     20          197
SIPEX Corp./(1)/                                30          194
CoBiz Inc.                                      15          193
FiberCore Inc./(1)/                             80          192
Tompkins County Trustco Inc.                     5          190
Coca-Cola Bottling Co.                           5          189
Transgenomic Inc./(1)/                          25          189
Belden Inc.                                     10          188
Clayton Williams Energy Inc./(1)/               20          186
Dover Downs Entertainment Inc.                  15          186
Immune Response Corp./(1)/                     130          185
1-800 Contacts Inc./(1)/                        15          184
Coldwater Creek Inc./(1)/                       10          183
Horizon Offshore Inc./(1)/                      30          183
TiVo Inc./(1)/                                  55          183
Hemispherx Biopharma Inc./(1)/                  45          181
Microstrategy Inc./(1)(2)/                     160          181
Mission West Properties Inc.                    15          180
SeeBeyond Technology Corp./(1)/                100          180
Kana Communications Inc./(1)/                  495          178
UCAR International Inc./(1)/                    20          178
Red Hat Inc./(1)/                               50          175
World Acceptance Corp./(1)/                     25          175
NN Inc.                                         20          174
Inter-Tel Inc.                                  15          172
Natures Sunshine Products Inc.                  15          172
R&G Financial Corp. "B"                         10          172
Winn-Dixie Stores Inc.                          15          172
ONYX Software Corp./(1)/                        90          171
Gulf Island Fabrication Inc./(1)/               20          170
PEC Solutions Inc./(1)/                         10          170
Art Technology Group Inc./(1)/                 240          168
ITC DeltaCom Inc./(1)/                         140          168

--------------------------------------------------------------------------------
  page 62                                                               i|Shares
iShares Russell 3000 Growth Index Fund
Schedule of Investments (continued)
September 30, 2001 (Unaudited)

Security                                    Shares        Value
---------------------------------------------------------------

COMMON STOCKS (continued)
---------------------------------------------------------------
Zomax Inc./(1)/                                 31  $       168
NTELOS Inc./(1)/                                20          167
Handspring Inc./(1)/                           123          166
Viasystems Group Inc./(1)/                     255          166
Emex Corp./(1)/                                 25          164
NMS Communications Corp./(1)/                  105          164
North American Scientific Inc./(1)/             15          162
Satcon Technology Corp./(1)/                    30          162
Westfield America Inc.                          10          162
Acclaim Entertainment Inc./(1)/                 60          161
Watson Wyatt & Co. Holdings/(1)/                10          159
ZixIt Corp./(1)/                                33          159
C-COR.net Corp./(1)/                            23          158
First Community Bancshares Inc.                  5          158
Onyx Pharmaceuticals Inc./(1)/                  45          158
Rent-Way Inc./(1)/                              30          158
Embarcadero Technologies Inc./(1)(2)/           20          157
CSK Auto Corp./(1)/                             25          156
Genaissance Pharmaceuticals Inc./(1)/           40          156
Act Manufacturing Inc./(1)/                     35          155
Option Care Inc./(1)(2)/                        10          155
PC Connection Inc./(1)/                         20          155
TTM Technologies Inc./(1)/                      25          155
ADTRAN Inc./(1)/                                 8          153
Bebe Stores Inc./(1)/                           10          151
Magna Entertainment Corp. "A"/(1)/              25          151
Sangamo BioSciences Inc./(1)/                   20          150
Woodhead Industries Inc.                        10          150
SRI/Surgical Express Inc./(1)/                   5          149
General Cable Corp.                             15          148
Hyperion Solutions Corp./(1)/                   11          147
Brio Technology Inc./(1)/                       60          146
Multex.com Inc./(1)/                            70          145
Braun Consulting Inc./(1)/                      40          144
CPI Corp.                                       10          144
Oneida Ltd.                                     10          144
Deltagen Inc./(1)/                              20          141
Arrow Financial Corp.                            5          140
Genelabs Technologies Inc./(1)/                 75          139
Interland Inc./(1)/                            130          136
Wilsons The Leather Experts Inc./(1)/           15          136
MacroChem Corp./(1)/                            55          135
BSQUARE Corp./(1)/                              50          132
Kosan Biosciences Inc./(1)/                     25          132
JDA Software Group Inc./(1)/                    10          131
Prosperity Bancshares Inc.                       5          129
IDT Corp./(1)/                                  11          126
Pegasus Solutions Inc./(1)/                     15          126
Uniroyal Technology Corp./(1)/                  40          126
LSI Industries Inc.                              5          125
Copper Mountain Networks Inc./(1)/             155          124
Playboy Enterprises Inc. "B"/(1)/               10          124
Community Banks Inc.                             5          122
Witness Systems Inc./(1)/                       15          122
Management Network Group Inc. (The)/(1)/        20          121
Manufacturers Services Ltd./(1)/                30          121
IXYS Corporation/(1)/                           20          119
Boston Beer Co Inc. "A"/(1)/                    10          118
Financial Institutions Inc.                      5          117
Catalytica Energy Systems Inc./(1)/             15          115
New Horizons Worldwide Inc./(1)/                10          115
OTG Software Inc./(1)/                          20          111
LodgeNet Entertainment Corp./(1)/               10          110
Innovative Solutions and Support Inc./(1)/      15          109
Carrier Access Corp./(1)/                       40          108
Arris Group Inc./(1)/                           30          107
Harleysville National Corp.                      5          107
Sterling Financial Corp.(WA)                     5          107
Winnebago Industries Inc.                        5          107
Revlon Inc. "A"/(1)/                            20          105
UAXS Global Holdings Inc./(1)/                 140          104
HealthExtras Inc./(1)/                          20          103
Cobalt Corp.                                    20          102
Hollywood Casino Corp. "A"/(1)/                 15          101
Oriental Financial Group Inc.                    5          101
Vysis Inc./(1)/                                  5          101
Harvard Bioscience Inc./(1)/                    10          100
Interactive Intelligence Inc./(1)/              20          100
Digital Generation Systems Inc./(1)/            70           99
Scientific Games Corp. "A"/(1)/                 25           99
Gentek Inc.                                     30           97
Glacier Bancorp Inc.                             5           95
Sykes Enterprises Inc./(1)/                     17           95
H Power Corp./(1)/                              30           94
Palm Harbor Homes Inc./(1)/                      5           94
Digitas Inc./(1)/                               40           92
VerticalNet Inc./(1)/                          255           92
Ansoft Corp./(1)/                               10           91
SLI Inc.                                        35           91
CacheFlow Inc./(1)/                             60           90
MacDermid Inc.                                   7           89
Nanophase Technologies Corp./(1)/               20           89

--------------------------------------------------------------------------------
iShares Schedules of Investments                                         page 63
iShares Russell 3000 Growth Index Fund
Schedule of Investments (continued)
September 30, 2001 (Unaudited)

Security                                    Shares        Value
---------------------------------------------------------------

COMMON STOCKS (continued)
---------------------------------------------------------------
Stanford Microdevices Inc./(1)/                 20  $        89
KCS Energy Inc./(1)/                            25           88
OPNET Technologies Inc./(1)/                    15           88
Divine Inc. "A"/(1)/                           140           87
Moldflow Corp./(1)/                             10           85
UNB Corp.                                        5           85
Synplicity Inc./(1)/                            15           84
Spartech Corp.                                   4           83
August Technology Corp./(1)/                    10           82
EXE Technologies Inc./(1)/                      40           82
U.S. Physical Therapy Inc./(1)/                  5           81
Applied Innovation/(1)/                         10           79
SignalSoft Corp./(1)/                           20           79
OSCA Inc./(1)/                                   5           78
NATCO Group Inc. "A"/(1)/                       10           77
Ciphergen Biosystems Inc./(1)/                  25           76
Global Power Equipment Group Inc./(1)/           5           76
Simpex Solutions Inc./(1)/                       5           76
Dynacq International Inc./(1)/                   5           75
At Home Corp. "A"/(1)/                         495           74
Crown American Realty Trust                     10           71
Callon Petroleum Corp./(1)/                     10           68
Arctic Cat Inc.                                  5           67
Liberty Livewire Corporation "A"/(1)/           10           67
America Online Latin America Inc. "A"/(1)/      20           66
Elcor Corp.                                      3           65
Apogee Enterprises Inc.                          5           64
Medis Technologies Ltd./(1)(2)/                 10           63
AT&T Latin America Corp./(1)/                   35           62
Brightpoint Inc./(1)/                           20           62
Inkine Pharmaceutical Co./(1)/                  80           62
Lightpath Technologies Inc. "A"/(1)/            35           62
ROHN Industries Inc./(1)/                       25           62
USinternetworking Inc./(1)/                    230           62
Click Commerce Inc./(1)/                        40           60
Turnstone Systems Inc./(1)(2)/                  20           60
Ultratech Stepper Inc./(1)/                      5           60
Matrix Pharmaceutical Inc./(1)/                100           58
Extensity Inc./(1)/                             20           56
Sunrise Telecom Inc./(1)/                       10           50
Tellium Inc./(1)(2)/                            10           49
TradeStation Group Inc./(1)/                    20           49
Support.com Inc./(1)/                           20           48

                                          Shares or
Security                                  Principal        Value
----------------------------------------------------------------
StarMedia Network Inc./(1)/                    280   $        45
Corillian Corp./(1)/                            20            40
WJ Communications Inc./(1)/                     10            38
infoUSA Inc./(1)/                                9            37
Large Scale Biology Corp./(1)/                  10            37
Millennium Cell Inc./(1)/                       10            37
Infogrames Inc./(1)/                            10            34
3 Dimensional Pharmaceuticals Inc./(1)/          5            34
Oil States International Inc./(1)/               5            33
Third Wave Technologies Inc./(1)/                5            32
Aspect Communications Corp./(1)/                17            30
IMPSAT Fiber Networks Inc./(1)/                150            30
Inrange Technologies Corp./(1)(2)/               5            30
GenStar Therapeutics Corp./(1)/                 10            28
Peco II Inc./(1)/                                5            24
Align Technology Inc./(1)/                      10            22
Optical Cable Corp./(1)/                        12            22
ANC Rental Corp./(1)/                           40            21
Focal Communications Corp./(1)(2)/              70            20
FTD.COM Inc./(1)/                                5            19
Cosine Communications Inc./(1)/                 50            18
Beacon Power Corporation/(1)/                   10            15
Finova Group Inc./(1)/                          10            11
PYR Energy Corp./(1)/                            5             9
Pinnacle Holdings Inc./(1)/                     10             4
----------------------------------------------------------------

TOTAL COMMON STOCKS
(Cost: $26,010,940)                                   17,722,028
----------------------------------------------------------------

SHORT TERM INSTRUMENTS - 9.64%
----------------------------------------------------------------
Dreyfus Money Market Fund/(3)/            $615,436       615,436
Goldman Sachs Financial Square Prime
  Obligation Fund/(3)/                     309,521       309,521
Providian Temp Cash Money Market Fund/(3)/ 785,211       785,211
----------------------------------------------------------------

TOTAL SHORT TERM INSTRUMENTS
(Cost: $1,710,168)                                     1,710,168
----------------------------------------------------------------

--------------------------------------------------------------------------------
  page 64                                                               i|Shares
iShares Russell 3000 Growth Index Fund
Schedule of Investments (continued)
September 30, 2001 (Unaudited)

Security                                  Principal        Value
----------------------------------------------------------------
REPURCHASE AGREEMENT - 0.04%
----------------------------------------------------------------
Investors Bank & Trust Tri-Party
  Repurchase Agreement, dated 09/28/01,
  due 10/01/01, with a maturity value
  of $6,306 and an effective yield of
  2.90%.                                  $  6,304   $     6,304
----------------------------------------------------------------

TOTAL REPURCHASE AGREEMENT
(Cost: $6,304)                                             6,304
----------------------------------------------------------------

TOTAL INVESTMENTS IN SECURITIES -- 109.59%
(Cost $27,727,412)                                    19,438,500
----------------------------------------------------------------

Other Assets, Less Liabilities -- (9.59%)             (1,701,278)
----------------------------------------------------------------

NET ASSETS -- 100.00%                                $17,737,222
================================================================

 /(1)/  Non-income earning securities.
 /(2)/  Denotes all or part of security on loan. See Note 5.
 /(3)/ Represents investment of collateral received from securities lending transactions. See Note 5.

See notes to financial statements.

--------------------------------------------------------------------------------
iShares Schedules of Investments                                         page 65
iShares Russell 3000 Value Index Fund
Schedule of Investments
September 30, 2001 (Unaudited)

Security                                    Shares        Value
---------------------------------------------------------------
COMMON STOCKS - 99.84%
---------------------------------------------------------------
Exxon Mobil Corp.                           42,916  $ 1,690,890
Citigroup Inc.                              29,090    1,178,145
Verizon Communications Inc.                 16,849      911,699
SBC Communications Inc.                     16,265      766,407
Bank of America Corp.                        9,976      582,598
BellSouth Corp.                             11,665      484,681
Wells Fargo & Company                       10,644      473,126
Procter & Gamble Co.                         6,494      472,698
Fannie Mae                                   5,436      435,206
AT&T Corp.                                  21,967      423,963
JP Morgan Chase & Co.                       12,350      421,753
Philip Morris Companies Inc.                 7,879      380,477
Merck & Co. Inc.                             5,425      361,305
American International Group Inc.            4,395      342,810
Chevron Corp.                                4,001      339,085
International Business Machines Corp.        3,356      309,759
Morgan Stanley Dean Witter & Co.             6,543      303,268
WorldCom Inc./(1)/                          18,393      276,631
U.S. Bancorp                                12,221      271,062
Wachovia Corp.                               8,672      268,832
FleetBoston Financial Corp.                  6,752      248,136
Walt Disney Co. (The)                       13,021      242,451
Du Pont (E.I.) de Nemours                    6,461      242,417
Johnson & Johnson                            4,309      238,719
Bank One Corp.                               7,267      228,692
Texaco Inc.                                  3,427      222,755
American Express Co.                         7,600      220,856
McDonald's Corp.                             8,003      217,201
Merrill Lynch & Co. Inc.                     5,222      212,013
Washington Mutual Inc.                       5,466      210,332
Liberty Media Corp. "A"/(1)/                16,093      204,381
Motorola Inc.                               12,809      199,820
Abbott Laboratories                          3,853      199,778
Bristol-Myers Squibb Co.                     3,526      195,905
Ford Motor Company                          11,272      195,569
Dow Chemical Co.                             5,599      183,423
Duke Energy Corp.                            4,819      182,399
PepsiCo Inc.                                 3,594      174,309
Kimberly-Clark Corp.                         2,766      171,492
Allstate Corp.                               4,469      166,917
Minnesota Mining & Manufacturing Co.         1,645      161,868
Comcast Corp. "A"/(1)/                       4,425      158,725
Hewlett-Packard Co.                          9,825      158,182
Viacom Inc. "B"/(1)/                         4,565      157,493
Alcoa Inc.                                   4,843      150,181
General Motors Corp. "A"                     3,417      146,589
Anheuser-Busch Companies Inc.                3,135      131,294
Phillips Petroleum Co.                       2,360      127,298
Emerson Electric Co.                         2,661      125,227
Lucent Technologies Inc./(2)/               21,249      121,757
HCA - The Healthcare Company                 2,744      121,587
Honeywell International Inc.                 4,574      120,754
Sprint Corp. (FON Group)/(2)/                4,860      116,689
Alltel Corp.                                 1,944      112,655
National City Corp.                          3,751      112,342
Tenet Healthcare Corp./(1)/                  1,878      112,023
Household International Inc.                 1,986      111,971
General Dynamics Corp.                       1,248      110,223
International Paper Co.                      3,000      104,400
Waste Management Inc.                        3,895      104,152
SunTrust Banks Inc.                          1,545      102,897
PNC Financial Services Group                 1,794      102,707
Coca-Cola Co.                                2,187      102,461
Southern Co.                                 4,249      101,891
El Paso Corp.                                2,445      101,590
Gannett Co. Inc.                             1,643       98,761
Conoco Inc. "B"                              3,880       98,319
Bank of New York Co. Inc.                    2,788       97,580
Lockheed Martin Corp.                        2,222       97,212
Goldman Sachs Group Inc. (The)               1,360       97,036
Gillette Co.                                 3,232       96,314
BB&T Corp.                                   2,641       96,264
Mellon Financial Corp.                       2,964       95,826
Caterpillar Inc.                             2,132       95,514
Dominion Resources Inc.                      1,546       91,755
Costco Wholesale Corp./(1)/                  2,506       89,113
Exelon Corp.                                 1,988       88,665
United Technologies Corp.                    1,897       88,211
Compaq Computer Corp.                       10,589       87,995
Hartford Financial Services Group Inc.       1,482       87,053
American Electric Power Inc.                 2,000       86,460
Boeing Co.                                   2,580       86,430
Lehman Brothers Holdings Inc.                1,501       85,332
Lilly (Eli) and Company                      1,043       84,170
Equity Office Properties Trust               2,565       82,080
General Mills Inc.                           1,767       80,398
Albertson's Inc.                             2,517       80,242
Target Corp.                                 2,490       79,058
Marsh & McLennan Companies Inc.                809       78,230
Illinois Tool Works Inc.                     1,442       78,027

--------------------------------------------------------------------------------
  page 66                                                               i|Shares
iShares Russell 3000 Value Index Fund
Schedule of Investments (continued)
September 30, 2001 (Unaudited)

Security                                    Shares        Value
---------------------------------------------------------------

COMMON STOCKS (continued)
---------------------------------------------------------------
Qwest Communications International Inc.      4,620  $    77,154
Williams Companies Inc.                      2,797       76,358
CIGNA Corp.                                    920       76,314
Chubb Corp.                                  1,068       76,266
Hancock (John) Financial Services Inc.       1,893       75,625
ConAgra Foods Inc.                           3,336       74,893
Raytheon Co.                                 2,152       74,782
TXU Corporation                              1,595       73,880
Computer Associates International Inc.       2,844       73,205
Union Pacific Corp.                          1,539       72,179
Enron Corp.                                  2,614       71,179
Southwest Airlines Co.                       4,740       70,342
Clear Channel Communications Inc./(1)/       1,739       69,125
Freddie Mac                                  1,060       68,900
FedEx Corp./(1)/                             1,853       68,098
Weyerhaeuser Co.                             1,346       65,564
Burlington Northern Santa Fe Corp.           2,433       65,083
Avon Products Inc.                           1,395       64,519
KeyCorp                                      2,636       63,633
Sears, Roebuck and Co.                       1,814       62,837
Sara Lee Corp.                               2,946       62,750
Comerica Inc.                                1,108       61,383
AON Corp.                                    1,448       60,816
Xcel Energy Inc.                             2,141       60,269
Becton Dickinson & Co.                       1,609       59,533
Eastman Kodak Co.                            1,811       58,912
FPL Group Inc.                               1,092       58,477
Masco Corp.                                  2,856       58,377
Progress Energy Inc.                         1,350       58,037
McKesson HBOC Inc.                           1,528       57,743
Heinz (H.J.) Co.                             1,360       57,324
Occidental Petroleum Corp.                   2,321       56,493
Public Service Enterprise Group Inc.         1,291       54,932
MetLife Inc.                                 1,846       54,826
Deere & Co.                                  1,457       54,798
Air Products & Chemicals Inc.                1,414       54,552
SouthTrust Corp.                             2,141       54,531
Lincoln National Corp.                       1,166       54,371
May Department Stores Co.                    1,855       53,832
Consolidated Edison Inc./(2)/                1,318       53,669
St. Paul Companies Inc.                      1,301       53,627
Progressive Corporation                        392       52,489
Pitney Bowes Inc.                            1,370       52,334
State Street Corp.                           1,129       51,370
USX-Marathon Group Inc.                      1,916       51,253
Northrop Grumman Corp.                         507       51,207
FirstEnergy Corp.                            1,391       50,006
Cox Communications Inc. "A"/(1)(2)/          1,185       49,474
Unocal Corp.                                 1,511       49,108
Equity Residential Properties Trust            839       48,998
Colgate-Palmolive Co.                          836       48,697
PPG Industries Inc.                          1,045       47,809
Golden West Financial Corp.                    796       46,248
MBIA Inc.                                      920       46,000
Archer-Daniels-Midland Co.                   3,622       45,601
AFLAC Inc.                                   1,688       45,576
McGraw-Hill Companies Inc.                     776       45,163
DTE Energy Co.                               1,026       44,169
Reliant Energy Inc.                          1,629       42,875
Entergy Corp.                                1,197       42,565
Jefferson-Pilot Corp.                          952       42,345
Praxair Inc.                                 1,007       42,294
Mattel Inc./(1)/                             2,676       41,906
CSX Corp.                                    1,325       41,737
AmSouth Bancorp                              2,300       41,561
Delphi Automotive Systems Corp.              3,499       41,113
Regions Financial Corp.                      1,413       40,779
Georgia-Pacific Corp.                        1,413       40,680
Fifth Third Bancorp                            657       40,392
Loews Corp.                                    861       39,847
Clorox Co.                                   1,072       39,664
Healthsouth Corp./(1)/                       2,430       39,512
Charter One Financial Inc.                   1,393       39,320
Norfolk Southern Corp.                       2,389       38,511
M&T Bank Corp.                                 519       38,406
MGIC Investment Corp.                          585       38,224
New York Times Co. "A"                         979       38,210
Marshall & Ilsley Corp.                        663       37,585
Tribune Co.                                  1,178       36,989
Franklin Resources Inc.                      1,064       36,889
PG&E Corp.                                   2,404       36,541
Union Planters Corp.                           851       36,508
Agilent Technologies Inc./(1)/               1,861       36,383
Tricon Global Restaurants Inc./(1)/            912       35,769
Newell Rubbermaid Inc./(2)/                  1,575       35,768
Penney (J.C.) Company Inc.                   1,633       35,763
Johnson Controls Inc.                          539       35,164
Dover Corp.                                  1,167       35,138
Cincinnati Financial Corp.                     839       34,919
R.J. Reynolds Tobacco Holdings Inc.            607       34,684

--------------------------------------------------------------------------------
iShares Schedules of Investments                                         page 67
iShares Russell 3000 Value Index Fund
Schedule of Investments (continued)
September 30, 2001 (Unaudited)

Security                                    Shares        Value
---------------------------------------------------------------

COMMON STOCKS (continued)
---------------------------------------------------------------
Wellpoint Health Networks Inc./(1)/            316  $    34,491
Xerox Corp.                                  4,445       34,449
Genuine Parts Co.                            1,068       34,026
Apple Computer Inc./(1)/                     2,177       33,765
Kerr-McGee Corp.                               648       33,638
UNUMProvident Corp.                          1,331       33,608
Marriott International Inc. "A"              1,004       33,534
National Commerce Financial Corp.            1,278       33,356
Ingersoll-Rand Co.                             985       33,293
Boston Scientific Corp./(1)/                 1,624       33,292
Computer Sciences Corp./(1)/                   995       33,004
Ameren Corp./(2)/                              852       32,717
Micron Technology Inc./(1)/                  1,734       32,651
Countrywide Credit Industries Inc.             735       32,289
Northern Trust Corp.                           610       32,013
Fortune Brands Inc.                            949       31,791
Federated Department Stores Inc./(1)/        1,125       31,725
Sempra Energy                                1,279       31,655
Rohm & Haas Co. "A"                            965       31,613
Hershey Foods Corp.                            483       31,574
Ambac Financial Group Inc.                     563       30,802
Zions Bancorp                                  572       30,694
Cendant Corp./(1)(2)/                        2,385       30,528
Cinergy Corp.                                  987       30,469
Torchmark Corp.                                779       30,381
General Motors Corp. "H"/(1)/                2,245       29,926
North Fork Bancorp                           1,005       29,889
NiSource Inc.                                1,282       29,883
PPL Corp.                                      906       29,536
First Tennessee National Corp.                 797       29,489
Corning Inc.                                 3,343       29,485
CenturyTel Inc.                                875       29,312
Wrigley (William Jr.) Co.                      565       28,985
Sysco Corp.                                  1,132       28,911
UnitedHealth Group Inc.                        431       28,662
KeySpan Corp.                                  862       28,653
Allegheny Energy Inc.                          774       28,406
GPU Inc.                                       701       28,292
Ralston Purina Group                           851       27,913
Amerada Hess Corp.                             429       27,241
Starwood Hotels & Resorts Worldwide Inc.     1,234       27,148
Huntington Bancshares Inc.                   1,559       26,986
Kellogg Co.                                    888       26,640
Edison International                         2,023       26,623
Burlington Resources Inc.                      777       26,581
Popular Inc.                                   845       26,364
Bear Stearns Companies Inc.                    525       26,255
Willamette Industries Inc.                     574       25,824
Aetna Inc./(1)/                                888       25,654
Stilwell Financial Inc.                      1,291       25,175
Office Depot Inc./(1)/                       1,848       25,133
Textron Inc.                                   745       25,039
Parker Hannifin Corp.                          725       24,867
Block (H & R) Inc.                             644       24,833
Devon Energy Corp./(2)/                        721       24,802
Constellation Energy Group Inc.              1,017       24,611
Apache Corp.                                   570       24,510
JDS Uniphase Corp./(1)/                      3,871       24,465
SAFECO Corp.                                   793       24,052
Leggett & Platt Inc.                         1,218       23,751
TECO Energy Inc.                               842       22,818
Cooper Industries Inc.                         543       22,518
TCF Financial Corp.                            488       22,477
Vulcan Materials Co.                           520       22,464
Cablevision Systems Corp./(1)/                 545       22,312
Broadwing Inc./(1)/                          1,354       21,772
Ultramar Diamond Shamrock Corp.                453       21,717
ITT Industries Inc.                            480       21,504
Kmart Corp./(1)/                             3,043       21,271
Sigma-Aldrich Corp.                            470       21,244
Simon Property Group Inc.                      786       21,151
Toys R Us Inc./(1)/                          1,227       21,141
Campbell Soup Co.                              755       21,140
Dime Bancorp Inc.                              532       20,918
Pinnacle West Capital Corp.                    526       20,882
Compass Bancshares Inc.                        795       20,694
Servicemaster Co.                            1,860       20,627
Nike Inc. "B"                                  440       20,596
Thermo Electron Corp./(1)/                   1,125       20,306
Limited Inc.                                 2,121       20,149
Delta Air Lines Inc.                           764       20,131
Utilicorp United Inc.                          715       20,027
Archstone Communities Trust/(2)/               748       19,523
PACCAR Inc.                                    395       19,383
TRW Inc.                                       650       19,383
Old Republic International Corp.               736       19,291
Whirlpool Corp.                                348       19,262
Radian Group Inc.                              499       19,212
American Water Works Inc.                      484       19,118
DPL Inc.                                       786       19,116

--------------------------------------------------------------------------------
  page 68                                                               i|Shares
iShares Russell 3000 Value Index Fund
Schedule of Investments (continued)
September 30, 2001 (Unaudited)

Security                                    Shares        Value
---------------------------------------------------------------

COMMON STOCKS (continued)
---------------------------------------------------------------
Nucor Corp.                                    481  $    19,096
Banknorth Group Inc.                           855       19,084
T Rowe Price Group Inc.                        651       19,074
Duke-Weeks Realty Corp.                        800       18,952
Fluor Corp.                                    492       18,942
Engelhard Corp.                                812       18,757
Public Storage Inc.                            561       18,737
Greenpoint Financial Corp.                     530       18,603
UST Inc.                                       558       18,526
Apartment Investment & Management Co.
  "A"                                          408       18,466
Harrah's Entertainment Inc./(1)/               681       18,394
Stanley Works (The)                            503       18,385
AMR Corp./(1)/                                 954       18,260
Donnelley (R.R.) & Sons Co.                    675       18,259
Sherwin-Williams Co.                           818       18,176
Grainger (W.W.) Inc.                           467       18,143
AvalonBay Communities Inc.                     377       18,002
Manor Care Inc./(1)/                           639       17,956
Health Management Associates Inc. "A"/(1)/     852       17,688
Mercantile Bankshares Corp.                    442       17,547
Molex Inc.                                     623       17,513
Kinder Morgan Inc.                             354       17,420
Edwards (A.G.) Inc.                            496       17,415
Eastman Chemical Co.                           478       17,351
Sunoco Inc.                                    484       17,230
PMI Group Inc. (The)                           275       17,157
Republic Services Inc. "A"/(1)/              1,059       17,156
Darden Restaurants Inc.                        649       17,036
Mead Corp.                                     615       17,023
Diebold Inc.                                   444       16,916
Astoria Financial Corp.                        285       16,889
Boston Properties Inc.                         439       16,739
Ashland Inc.                                   433       16,692
Kimco Realty Corp.                             343       16,653
Electronic Data Systems Corp.                  287       16,525
Northeast Utilities                            882       16,520
SCANA Corp.                                    650       16,497
Vornado Realty Trust                           413       16,396
Mirant Corp./(1)/                              748       16,381
CMS Energy Corp.                               816       16,320
Prologis Trust                                 770       16,247
Hilton Hotels Corp.                          2,057       16,147
Unisys Corp./(1)/                            1,860       16,108
VF Corp.                                       550       16,099
Hibernia Corp. "A"                             982       16,056
AmerisourceBergen Corp./(1)(2)/                226       16,035
Avery Dennison Corp.                           337       15,943
LSI Logic Corp./(1)/                         1,353       15,898
United Parcel Service Inc.                     305       15,854
SUPERVALU Inc.                                 782       15,820
Legg Mason Inc.                                397       15,785
National Semiconductor Corp./(1)/              715       15,766
Niagara Mohawk Holdings Inc./(1)/              929       15,765
Cabot Corp.                                    395       15,760
Goodyear Tire & Rubber Co.                     854       15,739
Fidelity National Financial Inc.               583       15,677
Wisconsin Energy Corp.                         693       15,593
Baxter International Inc.                      283       15,579
AutoZone Inc./(1)/                             299       15,506
Alliant Energy Corp.                           490       15,337
Knight Ridder Inc.                             273       15,247
Mylan Laboratories Inc.                        465       15,168
Coca-Cola Enterprises Inc.                     988       15,156
Wendy's International Inc.                     568       15,137
SPX Corp./(1)(2)/                              182       15,088
Bard (C.R.) Inc.                               293       15,063
Hillenbrand Industries Inc.                    279       15,058
Eaton Corp.                                    252       14,921
Brown-Forman Corp. "B"                         235       14,847
Deluxe Corp.                                   428       14,783
Commerce Bancshares Inc.                       390       14,672
Allmerica Financial Corp.                      327       14,666
Ross Stores Inc.                               500       14,625
Circuit City Stores Inc.                     1,215       14,580
NCR Corp./(1)/                                 491       14,558
Sovereign Bancorp Inc.                       1,532       14,554
Energy East Corp.                              723       14,540
Valley National Bancorp                        485       14,429
Dana Corp.                                     918       14,321
Newmont Mining Corp.                           605       14,278
Pactiv Corp./(1)/                              985       14,273
Heller Financial Inc. "A"                      270       14,248
Rockwell International Corp.                   967       14,196
Smurfit-Stone Container Corp./(1)/           1,068       14,130
AutoNation Inc./(1)/                         1,605       14,108
Dun & Bradstreet Corp./(1)/                    498       13,944
Associated Bancorp                             411       13,929
Sonoco Products Co.                            591       13,889
Trigon Healthcare Inc./(1)/                    212       13,886
Smithfield Foods Inc./(1)/                     658       13,851

--------------------------------------------------------------------------------
iShares Schedules of Investments                                         page 69
iShares Russell 3000 Value Index Fund
Schedule of Investments (continued)
September 30, 2001 (Unaudited)

Security                                    Shares        Value
---------------------------------------------------------------

COMMON STOCKS (continued)
---------------------------------------------------------------
NSTAR                                          329  $    13,785
Westvaco Corp.                                 536       13,775
Temple-Inland Inc.                             290       13,772
Potomac Electric Power Co.                     627       13,769
Golden State Bancorp Inc.                      451       13,710
Vishay Intertechnology Inc./(1)/               745       13,708
IBP Inc.                                       578       13,670
McCormick & Co. Inc.                           297       13,603
International Flavors & Fragrances Inc.        491       13,596
First Virginia Banks Inc.                      296       13,557
Telephone & Data Systems Inc.                  143       13,485
Phelps Dodge Corp.                             488       13,420
iStar Financial Inc.                           542       13,387
Valero Energy Corp.                            380       13,338
Avnet Inc.                                     729       13,260
Conseco Inc./(1)(2)/                         1,806       13,112
ALLETE                                         510       13,076
Liberty Property Trust                         452       12,968
Pall Corp.                                     665       12,934
Conectiv Inc.                                  550       12,925
Bowater Inc.                                   293       12,898
Gemstar-TV Guide International Inc./(1)/       653       12,871
Arrow Electronics Inc./(1)(2)/                 613       12,787
Humana Inc./(1)/                             1,055       12,723
Centex Corp.                                   373       12,581
Venator Group Inc./(1)/                        819       12,490
Hasbro Inc./(2)/                               888       12,432
Fox Entertainment Group Inc. "A"/(1)/          649       12,396
Manpower Inc.                                  470       12,375
Health Care Property Investors Inc.            320       12,304
Bemis Co.                                      308       12,274
Liz Claiborne Inc.                             325       12,252
Equitable Resources Inc.                       405       12,154
Park Place Entertainment Corp./(1)/          1,657       12,146
Black & Decker Corp.                           385       12,012
Martin Marietta Materials Inc.                 303       11,850
American Power Conversion Corp./(1)/         1,013       11,832
Crescent Real Estate Equities Co.              550       11,797
Brinker International Inc./(1)/                499       11,786
Zimmer Holdings Inc./(1)/                      423       11,738
Intuit Inc./(1)/                               326       11,671
Pacific Century Financial Corp.                496       11,592
ADC Telecommunications Inc./(1)/             3,321       11,590
Triad Hospitals Inc./(1)/                      327       11,576
Lennar Corp.                                   321       11,569
Goodrich (B.F.) Co.                            592       11,532
Ceridian Corp./(1)/                            794       11,513
Scripps (E.W.) Company                         189       11,512
Puget Energy Inc.                              535       11,497
FirstMerit Corp.                               488       11,453
Washington Post Company (The) "B"               22       11,436
Fulton Financial Corp.                         511       11,421
Protective Life Corp.                          390       11,310
General Growth Properties Inc.                 325       11,300
National Fuel Gas Co.                          490       11,285
UnionBanCal Corporation                        329       11,133
Unitrin Inc.                                   289       11,046
Rockwell Collins                               777       11,033
Lamar Advertising Co./(1)/                     361       10,946
Hormel Foods Corp.                             463       10,936
Transatlantic Holdings Inc.                    129       10,895
NICOR Inc.                                     281       10,889
Noble Affiliates Inc.                          351       10,877
CarrAmerica Realty Corp.                       363       10,875
BancWest Corporation                           311       10,863
Health Net Inc./(1)/                           564       10,840
Readers Digest Association Inc. (The)
  "A"                                          585       10,758
Service Corp. International/(1)/             1,784       10,740
Harris Corp.                                   337       10,723
AMB Property Corp.                             435       10,657
Roslyn Bancorp Inc.                            571       10,569
OGE Energy Corp./(2)/                          483       10,563
Valassis Communications Inc./(1)/              331       10,562
Navistar International Corp./(1)/              368       10,396
Visteon Corp.                                  813       10,366
Ball Corp.                                     171       10,243
Sky Financial Group Inc.                       514       10,229
Catellus Development Corp./(1)/                585       10,226
Dean Foods Co.                                 221       10,221
City National Corp.                            236       10,183
Apogent Technologies Inc./(1)/                 426       10,181
MONY Group Inc.                                307       10,168
Newport News Shipbuilding Inc.                 150       10,080
Valspar Corp.                                  301       10,065
Webster Financial Corp.                        305       10,053
Lear Corp./(1)/                                372       10,051
Kansas City Power & Light Co.                  384       10,019
Lubrizol Corp.                                 317       10,017
Georgia-Pacific (Timber Group)                 275        9,960
Host Marriott Corp.                          1,412        9,955

--------------------------------------------------------------------------------
  page 70                                                               i|Shares
iShares Russell 3000 Value Index Fund
Schedule of Investments (continued)
September 30, 2001 (Unaudited)

Security                                    Shares        Value
---------------------------------------------------------------

COMMON STOCKS (continued)
---------------------------------------------------------------
MDU Resources Group Inc.                       421  $     9,839
Wilmington Trust Corp.                         178        9,826
Tech Data Corp./(1)/                           256        9,702
Outback Steakhouse Inc./(1)/                   378        9,681
Tektronix Inc./(1)/                            552        9,654
Old National Bancorp                           371        9,646
Omnicare Inc.                                  441        9,627
Synovus Financial Corp.                        347        9,577
CVS Corp.                                      288        9,562
Autoliv Inc.                                   607        9,554
Westwood One Inc./(1)/                         429        9,545
Borders Group Inc./(1)/                        496        9,498
Coventry Health Care Inc./(1)/                 402        9,487
Questar Corp.                                  470        9,485
Adelphia Communications Corp. "A"/(1)(2)/      427        9,479
Energizer Holdings Inc./(1)/                   569        9,457
Vectren Corporation                            420        9,404
Bausch & Lomb Inc.                             332        9,396
Hospitality Properties Trust                   390        9,391
Nordstrom Inc.                                 649        9,378
AmerUs Group Co.                               266        9,363
StanCorp Financial Group Inc.                  193        9,341
Staples Inc./(1)/                              697        9,284
New Plan Excel Realty Trust                    541        9,251
Citizens Banking Corp.                         288        9,239
Autodesk Inc.                                  287        9,201
Arden Realty Inc.                              359        9,180
Sierra Pacific Resources Corp.                 607        9,166
Commerce Bancorp Inc.                          134        9,112
Applera Corp. - Celera Genomics Group/(1)/     378        9,110
Sensormatic Electronics Corp./(1)/             386        9,102
Mohawk Industries Inc./(1)/                    246        9,040
United Dominion Realty Trust                   629        8,982
Washington Federal Inc.                        358        8,968
Brunswick Corp.                                544        8,960
KEMET Corp./(1)/                               544        8,954
Colonial BancGroup Inc.                        697        8,922
Post Properties Inc.                           240        8,899
Barnes & Noble Inc./(1)(2)/                    246        8,881
Alberto-Culver Co. "B"/(2)/                    228        8,867
Pulte Corp.                                    289        8,858
Boise Cascade Corp.                            300        8,850
IndyMac Bancorp Inc./(1)/                      326        8,838
Peoples Energy Corp.                           219        8,707
Pioneer Natural Resources Co./(1)/             610        8,680
Rouse Co.                                      358        8,653
Solectron Corp./(1)(2)/                        741        8,633
BRE Properties Inc. "A"                        288        8,626
Cullen/Frost Bankers Inc.                      320        8,624
GATX Corporation                               255        8,578
Hubbell Inc. "B"                               294        8,573
Citizen Communications Co./(1)(2)/             910        8,554
Suiza Foods Corp./(1)/                         135        8,524
Charter Communications Inc./(1)(2)/            687        8,505
Quantum DLT & Storage Group/(1)/             1,040        8,486
First American Corp.                           418        8,464
Weingarten Realty Investors                    174        8,456
Atmel Corp./(1)/                             1,260        8,417
Markel Corp./(1)/                               43        8,385
Viad Corp.                                     436        8,362
Plum Creek Timber Co. Inc./(2)/                313        8,360
Pentair Inc.                                   271        8,339
MGM Grand Inc./(1)(2)/                         370        8,318
IDACorp Inc.                                   232        8,296
RGS Energy Group Inc.                          214        8,282
Security Capital Group "B"/(1)/                442        8,270
Highwoods Properties Inc.                      334        8,266
Mack-Cali Realty Corp.                         266        8,246
HCC Insurance Holdings Inc.                    312        8,206
Camden Property Trust                          221        8,199
Helmerich & Payne Inc.                         314        8,195
Reynolds & Reynolds Co. "A"                    351        8,178
Compuware Corp./(1)/                           978        8,147
OM Group Inc.                                  148        8,140
Constellation Brands Inc./(1)/                 195        8,124
Galileo International Inc.                     390        8,096
HON Industries Inc.                            368        8,081
Novell Inc./(1)/                             2,208        8,081
Hawaiian Electric Industries Inc.              207        8,073
Independence Community Bank Corp.              369        8,018
Snap-On Inc.                                   359        8,016
American Tower Corp./(1)(2)/                   577        8,015
WGL Holdings Inc.                              298        8,013
Bancorp South Inc.                             518        7,977
SCI Systems Inc./(1)/                          443        7,974
Homestake Mining Company                       855        7,951
Monsanto Company                               235        7,927
Teleflex Inc.                                  209        7,815
PepsiAmericas Inc.                             521        7,789
Commercial Federal Corp.                       318        7,718

--------------------------------------------------------------------------------
iShares Schedules of Investments                                         page 71
iShares Russell 3000 Value Index Fund
Schedule of Investments (continued)
September 30, 2001 (Unaudited)

Security                                    Shares        Value
---------------------------------------------------------------

COMMON STOCKS (continued)
---------------------------------------------------------------
USX-U.S. Steel Group Inc.                      551  $     7,703
Meredith Corp.                                 239        7,679
First Midwest Bancorp Inc.                     227        7,668
Belo (A.H.) Corp.                              477        7,651
CBRL Group Inc.                                348        7,646
Lyondell Chemical Co.                          660        7,557
Payless Shoesource Inc./(1)(2)/                137        7,508
Jacobs Engineering Group Inc./(1)/             119        7,426
Clayton Homes Inc.                             607        7,405
Openwave Systems Inc./(1)/                     578        7,369
Conexant Systems Inc./(1)/                     886        7,354
First Industrial Realty Trust                  245        7,350
Andrew Corp./(1)/                              400        7,272
Western Resources Inc.                         437        7,232
D.R. Horton Inc.                               346        7,218
Tyson Foods Inc. "A"/(2)/                      713        7,144
Henry Schein Inc./(1)/                         183        7,064
Precision Castparts Corp.                      318        7,060
Crane Co.                                      322        7,058
Ocean Energy Inc.                              432        7,042
Whitney Holding Corp.                          163        7,009
Rite Aid Corp./(1)(2)/                         907        7,002
FMC Corp./(1)/                                 142        6,957
Dow Jones & Co. Inc./(2)/                      153        6,951
CNF Transportation Inc./(2)/                   303        6,917
Leucadia National Corp.                        221        6,895
IKON Office Solutions Inc.                     892        6,886
Harsco Corp.                                   247        6,857
York International Corp.                       238        6,816
Rayonier Inc.                                  168        6,799
Allied Capital Corp.                           298        6,779
Cummins Engine Company Inc.                    204        6,732
AGL Resources Inc.                             337        6,730
Massey Energy Co.                              458        6,710
DQE Inc.                                       347        6,676
Ryder System Inc.                              331        6,617
HRPT Properties Trust                          811        6,602
BorgWarner Inc.                                163        6,569
Six Flags Inc./(1)/                            535        6,543
Reebok International Ltd./(1)/                 312        6,458
Trustmark Corp.                                288        6,445
Lafarge Corp.                                  192        6,413
Healthcare Realty Trust                        251        6,400
KB HOME                                        225        6,392
BMC Software Inc./(1)/                         501        6,363
Edwards Lifesciences Corp./(1)/                284        6,362
Coors (Adolf) Company "B"                      141        6,345
ICN Pharmaceuticals Inc.                       240        6,324
Mercury General Corp.                          159        6,312
Thomas & Betts Corp.                           361        6,310
Corn Products International Inc.               219        6,292
Hudson City Bancorp Inc.                       261        6,238
Allegheny Technologies Inc.                    464        6,185
Mandalay Resort Group Inc./(1)/                381        6,184
Universal Health Services Inc. "B"/(1)/        126        6,149
Public Service Company of New Mexico           242        6,101
Allied Waste Industries Inc./(1)/              478        6,094
Furniture Brands International Inc./(1)/       312        6,078
Kennametal Inc.                                190        6,065
IMC Global Inc.                                672        6,048
Polo Ralph Lauren Corp./(1)/                   322        6,038
USA Networks Inc./(1)/                         335        6,023
Beverly Enterprises Inc./(1)/                  589        6,008
UAL Corp.                                      329        6,008
McClatchy Co. (The) "A"                        141        5,922
Commerce Group Inc.                            155        5,890
Alexander & Baldwin Inc.                       251        5,876
Crown Castle International Corp./(1)/          650        5,850
ArvinMeritor Inc.                              409        5,845
Piedmont Natural Gas Co.                       187        5,823
American Financial Group Inc.                  262        5,816
Pittston Brink's Group                         321        5,810
Berkley (W.R.) Corp.                           121        5,808
Cytec Industries Inc./(1)/                     250        5,787
Raymond James Financial Inc.                   213        5,783
Alleghany Corp./(1)/                            29        5,771
Dole Food Co.                                  269        5,757
Steelcase Inc.                                 457        5,744
Gateway Inc./(1)/                            1,051        5,728
RPM Inc.                                       597        5,642
WPS Resources Corp./(2)/                       164        5,642
Nationwide Health Properties Inc.              287        5,640
Entercom Communications Corp./(1)/             165        5,610
Prentiss Properties Trust                      204        5,610
Extended Stay America Inc./(1)/                387        5,600
Shurgard Storage Centers Inc. "A"              185        5,576
Silicon Valley Bancshares/(1)/                 276        5,575
Great Lakes Chemical Corp.                     252        5,569
Nationwide Financial Services Inc.             149        5,540
Cooper Tire & Rubber Co.                       389        5,539

--------------------------------------------------------------------------------
  page 72                                                               i|Shares
iShares Russell 3000 Value Index Fund
Schedule of Investments (continued)
September 30, 2001 (Unaudited)

Security                                    Shares        Value
---------------------------------------------------------------

COMMON STOCKS (continued)
---------------------------------------------------------------
Developers Diversified Realty Corp.            308  $     5,529
Hercules Inc./(1)/                             670        5,527
Harman International Industries Inc.           164        5,494
Pennzoil-Quaker State Co.                      490        5,478
ONEOK Inc.                                     329        5,448
Big Lots Inc.                                  657        5,447
Louis Dreyfus Natural Gas Corp./(1)/           140        5,446
Ingram Micro Inc. "A"/(1)/                     422        5,444
E*trade Group Inc./(1)(2)/                     897        5,427
Atmos Energy Corp.                             251        5,422
Susquehanna Bancshares Inc.                    243        5,407
Cleco Corp.                                    261        5,379
Neiman-Marcus Group Inc. "A"/(1)/              220        5,379
Zale Corp./(1)/                                203        5,375
Alfa Corp.                                     243        5,365
Winn-Dixie Stores Inc.                         467        5,347
Harte-Hanks Inc.                               247        5,345
Downey Financial Corp.                         121        5,340
Ethan Allen Interiors Inc.                     193        5,307
Realty Income Corp.                            183        5,307
American Greetings Corp. "A"/(2)/              400        5,296
United Stationers Inc./(1)/                    177        5,287
National Service Industries Inc.               255        5,266
Reckson Associates Realty Corp./(2)/           218        5,265
Quintiles Transnational Corp./(1)/             360        5,256
Reliant Resources Inc./(1)/                    322        5,216
Cabot Industrial Trust                         252        5,166
Mueller Industries Inc./(1)/                   180        5,166
AptarGroup Inc.                                162        5,152
EOG Resources Inc.                             178        5,150
Longs Drug Stores Corp.                        189        5,141
Sl Green Realty Corp./(2)/                     163        5,138
Trinity Industries Inc.                        237        5,131
American National Insurance Co.                 63        5,103
Storage Technology Corp./(1)/                  406        5,095
US Freightways Corp.                           163        5,086
Dillards Inc. "A"                              386        5,084
3Com Corp./(1)/                              1,354        5,077
Enterasys Networks Inc./(1)/                   787        5,076
Pogo Producing Co.                             216        5,076
Continental Airlines Inc. "B"/(1)(2)/          338        5,070
Pediatrix Medical Group Inc./(1)/              124        5,058
AK Steel Holding Corp.                         592        5,002
Philadelphia Suburban Corp.                    190        4,989
Jones Apparel Group Inc./(1)/                  195        4,971
American Capital Strategies Ltd.               180        4,930
WorldCom Inc. - MCI Group/(2)/                 323        4,919
Worthington Industries Inc.                    436        4,905
Health Care REIT Inc.                          194        4,889
Alliant Techsystems Inc./(1)/                   57        4,879
Crompton Corp.                                 702        4,865
New Jersey Resources Corp.                     110        4,863
AVX Corp./(2)/                                 297        4,832
Tidewater Inc.                                 181        4,831
Advanced Micro Devices Inc./(1)/               589        4,800
Airgas Inc./(1)/                               361        4,790
Erie Indemnity Co. "A"                         120        4,746
Arbitron Inc./(1)/                             181        4,735
Centerpoint Properties Corp.                    99        4,727
Potlatch Corp.                                 175        4,723
St. Joe Company (The)                          182        4,705
Moody's Corp.                                  127        4,699
Interpublic Group of Companies Inc.            230        4,692
Cablevision Systems Corporation -
  Rainbow Media Group/(1)/                     231        4,678
Electronics For Imaging Inc./(1)/              287        4,672
Minerals Technologies Inc.                     123        4,642
Neuberger Berman Inc.                          133        4,639
Community First Bankshares Inc.                193        4,636
Gables Residential Trust                       151        4,630
Provident Financial Group Inc.                 183        4,621
La-Z-Boy Inc.                                  291        4,595
Interstate Bakeries Corp.                      180        4,590
Radio One Inc. "D"/(1)/                        397        4,581
Dial Corp.                                     276        4,568
Weatherford International Inc./(1)/            179        4,566
Ohio Casualty Corp.                            351        4,559
Black Hills Corp.                              148        4,517
Network Associates Inc./(1)(2)/                350        4,511
Universal Corporation                          135        4,505
First Commonwealth Financial Corp.             361        4,494
Imation Corp./(1)/                             213        4,452
Federal Realty Investment Trust                202        4,444
Sensient Technologies Corp.                    238        4,434
Horace Mann Educators Corp.                    251        4,430
Idex Corp.                                     160        4,424
Pier 1 Imports Inc.                            532        4,416
Solutia Inc.                                   354        4,390
International Speedway Corp. "A"               126        4,389
Adaptec Inc./(1)/                              558        4,386

--------------------------------------------------------------------------------
iShares Schedules of Investments                                         page 73
iShares Russell 3000 Value Index Fund
Schedule of Investments (continued)
September 30, 2001 (Unaudited)

Security                                    Shares        Value
---------------------------------------------------------------

COMMON STOCKS (continued)
---------------------------------------------------------------
American Financial Holdings Inc.               178  $     4,370
US Oncology Inc./(1)/                          586        4,366
Staten Island Bancorp Inc.                     177        4,363
Insight Communications Co. Inc./(1)/           237        4,361
Jeffries Group Inc.                            132        4,356
Southern Union Co./(1)/                        208        4,353
Kansas City Southern Industries Inc./(1)/      362        4,344
Harleysville Group Inc.                        181        4,342
Packaging Corporation of America/(1)/          281        4,341
Sybron Dental Specialties Inc./(1)/            233        4,334
Wisconsin Central Transportation
  Corp./(1)/                                   253        4,321
Macerich Co. (The)                             195        4,309
Fleming Companies Inc./(2)/                    146        4,307
Toll Brothers Inc./(1)/                        145        4,302
Acxiom Corp./(1)/                              457        4,296
Tecumseh Products Co. "A"                       94        4,280
Republic Bancorp Inc.                          299        4,279
El Paso Electric Co./(1)/                      325        4,274
CH Energy Group Inc.                           105        4,263
Modine Manufacturing Co.                       173        4,252
Banta Corp.                                    152        4,236
Hispanic Broadcasting Corp./(1)/               263        4,234
Dentsply International Inc.                     92        4,226
Louisiana-Pacific Corp.                        648        4,212
Timken Co.                                     307        4,206
Coherent Inc./(1)/                             148        4,203
UMB Financial Corp.                            101        4,192
South Financial Group Inc. (The)               264        4,182
Liberty Corp.                                  105        4,174
Cypress Semiconductor Corp./(1)/               280        4,161
Danaher Corp./(2)/                              88        4,152
Callaway Golf Co.                              324        4,147
Kilroy Realty Corp.                            166        4,142
United Bancshares Inc.                         153        4,131
Millennium Chemicals Inc.                      393        4,123
Carlisle Companies Inc.                        147        4,120
LNR Property Corp.                             137        4,103
Summit Properties Inc.                         155        4,069
PSS World Medical Inc./(1)/                    426        4,064
Texas Industries Inc.                          131        4,048
Lancaster Colony Corp.                         143        4,005
Annaly Mortgage Management Inc.                277        4,003
PolyOne Corp.                                  512        3,994
Avista Corp.                                   293        3,985
Fuller (H. B.) Co.                              87        3,985
CNA Financial Corp./(1)(2)/                    147        3,975
Anixter International Inc./(1)(2)/             160        3,965
Chemical Financial Corp.                       146        3,964
Southwest Gas Corp.                            187        3,964
Ryland Group Inc.                               83        3,958
F.N.B. Corp.                                   151        3,949
ADVO Inc./(1)/                                 116        3,944
AMCORE Financial Inc.                          173        3,931
UIL Holdings Corporation                        82        3,911
Maytag Corp.                                   158        3,893
Westamerica Bancorp                            108        3,893
International Bancshares Corp.                 101        3,889
Bob Evans Farms Inc.                           215        3,887
Level 3 Communications Inc./(1)(2)/          1,024        3,871
Saks Inc./(1)/                                 772        3,860
Wallace Computer Services Inc.                 242        3,848
Selective Insurance Group Inc.                 164        3,826
Pan Pacific Retail Properties Inc.             145        3,821
UTStarcom Inc./(1)/                            235        3,819
WebMD Corp./(1)/                               889        3,787
Advanced Fibre Communications Inc./(1)/        258        3,769
Storage USA Inc.                                95        3,762
Seacor Smit Inc./(1)/                          105        3,749
Pride International Inc./(1)(2)/               359        3,734
Iron Mountain Inc./(1)/                         90        3,730
Stewart Enterprises Inc. "A"/(1)/              643        3,729
Overseas Shipholding Group Inc.                169        3,718
Beckman Coulter Inc.                            84        3,717
Ralcorp Holdings Inc./(1)/                     191        3,717
Regency Centers Corp.                          144        3,708
People's Bank                                  167        3,707
Northwest Natural Gas Co.                      158        3,696
Wolverine World Wide Inc.                      275        3,696
LandAmerica Financial Group Inc.               111        3,691
Reinsurance Group of America Inc.              108        3,684
Energen Corp.                                  163        3,667
Pathmark Stores Inc./(1)/                      154        3,665
21st Century Insurance Group                   208        3,661
Owens-Illinois Inc./(1)/                       901        3,631
Flowers Foods Inc./(1)/                        100        3,625
Dynegy Inc. "A"                                104        3,604
Blockbuster Inc.                               164        3,592
Ryan's Family Steak Houses Inc./(1)/           209        3,578
EarthLink Inc./(1)/                            234        3,564
First Financial Bancorp                        228        3,536

--------------------------------------------------------------------------------
  page 74                                                               i|Shares
iShares Russell 3000 Value Index Fund
Schedule of Investments (continued)
September 30, 2001 (Unaudited)

Security                                    Shares        Value
---------------------------------------------------------------

COMMON STOCKS (continued)
---------------------------------------------------------------
Fisher Scientific International Inc./(1)/      139  $     3,531
Oshkosh Truck Corp.                             97        3,513
Sun Communities Inc.                            95        3,482
Brandywine Realty Trust                        162        3,455
First Charter Corp.                            211        3,450
Hughes Supply Inc.                             154        3,434
G&K Services Inc. "A"                          129        3,425
Media General Inc. "A"                          79        3,425
Reliance Steel & Aluminum Co.                  144        3,421
UGI Corp.                                      126        3,415
Vector Group Ltd.                               80        3,411
Cell Genesys Inc./(1)(2)/                      213        3,408
Blyth Inc.                                     171        3,401
La Quinta Properties Inc./(1)/                 773        3,401
Provident Bankshares Corp.                     163        3,374
Williams Communications Group Inc./(1)/      2,854        3,368
Regis Corp.                                    160        3,354
NorthWestern Corp.                             152        3,344
Granite Construction Inc.                      130        3,333
United Rentals Inc./(1)/                       192        3,329
CBL & Associates Properties Inc.               122        3,324
Grant Prideco Inc./(1)/                        545        3,319
National Data Corp.                             92        3,312
Claire's Stores Inc.                           261        3,302
Longview Fibre Co.                             326        3,293
USEC Inc.                                      512        3,292
Home Properties of NY Inc.                     104        3,291
Wausau-Mosinee Paper Corp.                     281        3,288
Toro Co.                                        78        3,284
Alaska Air Group Inc./(1)/                     164        3,275
NTL Inc./(1)(2)/                             1,055        3,270
Capitol Federal Financial                      171        3,268
Michaels Stores Inc./(1)/                       89        3,252
Kaydon Corp.                                   155        3,244
Essex Property Trust Inc.                       66        3,241
UICI/(1)/                                      237        3,230
Diamond Offshore Drilling Inc./(2)/            127        3,203
Yellow Corporation/(1)/                        157        3,193
Pep Boys-Manny Moe & Jack Inc.                 288        3,182
Scholastic Corp./(1)/                           73        3,176
Florida East Coast Industries Inc.             144        3,168
United States Cellular Corp./(1)(2)/            64        3,168
First Citizens Bancshares Inc. "A"              38        3,161
Standard-Pacific Corp.                         162        3,161
Briggs & Stratton Corp.                        101        3,152
Estee Lauder Companies Inc. "A"                 95        3,149
Cornerstone Realty Income Trust                294        3,146
Maxtor Corp./(1)/                              878        3,134
Laclede Gas Co.                                130        3,120
Donaldson Co. Inc.                             108        3,113
Arch Chemicals Inc.                            137        3,110
Terex Corp./(1)/                               174        3,099
MAF Bancorp Inc.                               108        3,095
Airborne Inc.                                  323        3,085
Werner Enterprises Inc.                        184        3,076
DaVita Inc./(1)/                               151        3,073
Forest City Enterprises Inc. "A"                64        3,072
Albemarle Corp.                                162        3,062
Casey's General Store Inc.                     256        3,044
Colonial Properties Trust                      103        3,044
Cable Design Technologies Corp./(1)/           256        3,034
Collins & Aikman Corp./(1)/                    493        3,032
Vesta Insurance Group                          231        3,026
Interlogix Inc./(1)/                           125        3,025
Charter Municipal Mortgage Acceptance
  Corp.                                        189        3,018
St. Jude Medical Inc./(1)/                      44        3,012
Otter Tail Power Co.                           106        3,005
Tucker Anthony Sutro Corporation               126        3,004
M.D.C. Holdings Inc.                           108        2,994
FirstFed Financial Corp./(1)/                  115        2,990
Agere Systems Inc./(1)/                        723        2,986
PanAmSat Corp./(1)/                            128        2,985
Liberty Financial Companies Inc.                94        2,984
Aztar Corp./(1)/                               228        2,982
Interactive Data Corp.                         227        2,974
Vignette Corp./(1)/                            839        2,970
CLARCOR Inc.                                   122        2,916
Kellwood Co.                                   157        2,904
Greater Bay Bancorp                            123        2,862
Charming Shoppes Inc./(1)/                     582        2,858
Waypoint Financial Corp.                       216        2,858
Kimball International Inc. "B"                 216        2,843
Ruddick Corp.                                  184        2,815
Noble Drilling Corp./(1)/                      117        2,808
AnnTaylor Stores Corp./(1)/                    128        2,806
Harbor Florida Bancshares Inc.                 157        2,806
Hutchinson Technology Inc./(1)/                157        2,795
Jones Lang LaSalle Inc./(1)/                   204        2,795
Chesapeake Corp.                               108        2,792
Koger Equity Inc.                              161        2,785

--------------------------------------------------------------------------------
iShares Schedules of Investments                                         page 75
iShares Russell 3000 Value Index Fund
Schedule of Investments (continued)
September 30, 2001 (Unaudited)

Security                                    Shares        Value
---------------------------------------------------------------

COMMON STOCKS (continued)
---------------------------------------------------------------
New York Community Bancorp                     120  $     2,785
Integra Bank Corp.                             121        2,783
Belden Inc.                                    148        2,782
Carpenter Technology Corp.                     124        2,759
Harland (John H.) Co.                          126        2,759
KPMG Consulting Inc./(1)/                      255        2,757
IHOP Corp./(1)/                                105        2,751
Vintage Petroleum Inc.                         173        2,742
Church & Dwight Co. Inc.                       106        2,740
S&T Bancorp Inc.                               117        2,738
Lennox International Inc.                      294        2,734
WesBanco Inc.                                  127        2,731
Liberate Technologies Inc./(1)/                274        2,729
Thornbury Mortgage Inc.                        164        2,717
Arnold Industries Inc.                         131        2,712
Ferro Corp.                                    117        2,712
Gaylord Entertainment Co. "A"/(1)/             134        2,693
Tupperware Corp.                               135        2,692
ENSCO International Inc.                       184        2,690
FelCor Lodging Trust Inc.                      200        2,690
Lincoln Electric Holding Inc.                  122        2,686
Terayon Communications Systems Inc./(1)/       375        2,674
Pepsi Bottling Group Inc.                       58        2,672
Presidential Life Corp.                        147        2,672
Mid-State Bancshares                           156        2,663
Prime Hospitality Corp./(1)/                   302        2,658
Hollinger International Inc.                   252        2,646
UniSource Energy Corp.                         189        2,646
Zoran Corp./(1)/                               108        2,615
Wesco Financial Corp.                            9        2,611
Delphi Financial Group Inc. "A"                 77        2,603
JLG Industries Inc.                            284        2,601
Paxar Corp./(1)/                               204        2,601
Bay View Capital Corp./(1)/                    371        2,597
Emmis Communications Corp./(1)/                180        2,596
Empire District Electric Co. (The)             126        2,589
Kirby Corp./(1)/                               115        2,587
McLeodUSA Inc. "A"/(1)/                      3,348        2,578
Beazer Homes USA Inc./(1)/                      53        2,576
Journal Register Co./(1)/                      156        2,574
Alamosa Holdings Inc./(1)/                     185        2,562
Medicis Pharmaceutical Corp. "A"/(1)/           51        2,549
UCAR International Inc./(1)/                   285        2,537
Tesoro Petroleum Corp./(1)/                    213        2,535
AGCO Corp.                                     280        2,534
Ionics Inc./(1)/                               114        2,521
Petsmart Inc./(1)/                             358        2,520
California Water Service Group                  93        2,511
Glenborough Realty Trust Inc.                  135        2,503
JDN Realty Corp.                               235        2,491
Schweitzer-Mauduit International Inc.          105        2,491
Superior Industries International Inc.          75        2,491
Trust Company of New Jersey (The)               99        2,485
NetIQ Corp./(1)/                               109        2,482
Mine Safety Appliances Co.                      55        2,475
CORUS Bankshares Inc.                           55        2,472
Meristar Hospitality Corp.                     234        2,469
Conmed Corp./(1)/                              139        2,460
Unifi Inc./(1)/                                300        2,460
Donnelley (R.H.) Corp./(1)/                     94        2,455
Eastgroup Properties Inc.                      112        2,453
Arkansas Best Corp./(1)/                       118        2,444
Commercial Net Lease Realty Inc.               184        2,438
Elcor Corp.                                    113        2,433
Invacare Corp.                                  60        2,430
Metro-Goldwyn-Mayer Inc./(1)/                  143        2,424
Hyperion Solutions Corp./(1)/                  181        2,418
American States Water Co.                       65        2,405
TeleCorp PCS Inc./(1)/                         217        2,398
Glimcher Realty Trust                          147        2,378
Spherion Corporation/(1)/                      329        2,369
Alexandria Real Estate Equities Inc.            59        2,328
Baldor Electric Co.                            117        2,322
Input/Output Inc./(1)/                         283        2,315
ProAssurance Corp./(1)/                        155        2,310
Park Electrochemical Corp.                     106        2,305
Sunrise Assisted Living Inc./(1)(2)/            89        2,299
Ecolab Inc.                                     63        2,289
Gardner Denver Inc./(1)/                       103        2,287
Chittenden Corp.                                90        2,286
NACCO Industries Inc.                           41        2,286
W Holding Co. Inc.                             163        2,282
South Jersey Industries                         74        2,268
Dycom Industries Inc./(1)/                     195        2,262
Kelly Services Inc. "A"                        112        2,262
Pacific Capital Bancorp                         78        2,260
Pulitzer Inc.                                   51        2,258
Global Marine Inc./(1)/                        161        2,254
Nash Finch Co.                                  66        2,251
Schuler Homes Inc./(1)/                        185        2,248

--------------------------------------------------------------------------------
  page 76                                                               i|Shares
iShares Russell 3000 Value Index Fund
Schedule of Investments (continued)
September 30, 2001 (Unaudited)

Security                                    Shares        Value
---------------------------------------------------------------

COMMON STOCKS (continued)
---------------------------------------------------------------
Murphy Oil Corp.                                31  $     2,243
ADTRAN Inc./(1)/                               117        2,235
BOK Financial Corp./(1)/                        74        2,234
First Financial Holdings Inc.                   97        2,226
Weis Markets Inc.                               80        2,224
IDT Corp./(1)/                                 193        2,219
Bandag Inc.                                     81        2,215
Argonaut Group Inc.                            135        2,213
Genlyte Group Inc. (The)/(1)/                   76        2,204
Arch Coal Inc.                                 141        2,200
REMEC Inc./(1)/                                277        2,197
Swift Transportation Co. Inc./(1)/             124        2,195
Crawford & Co. "B"                             176        2,191
Applebee's International Inc.                   74        2,183
Nu Skin Enterprises Inc. "A"                   279        2,176
Crestline Capital Corp./(1)/                    77        2,175
Montana Power Co.                              414        2,173
United National Bancorp                         85        2,168
PacifiCare Health Systems Inc. "A"/(1)(2)/     172        2,165
Madison Gas & Electric Co.                      86        2,163
Taubman Centers Inc.                           172        2,150
Fleetwood Enterprises Inc./(2)/                192        2,147
Andover Bancorp Inc.                            42        2,144
Global Industries Ltd./(1)/                    392        2,136
National Penn Bancshares Inc.                   90        2,115
Handleman Co./(1)/                             151        2,114
Seacoast Financial Services Corp.              142        2,112
Sola International Inc./(1)/                   139        2,107
Mid-America Apartment Communities Inc.          81        2,106
Kaman Corp. "A"                                159        2,105
NBT Bancorp Inc.                               147        2,102
Jack in the Box Inc./(1)/                       75        2,100
Greif Brothers Corp. "A"                        91        2,086
Hollywood Entertainment Corp./(1)/             177        2,080
Mediacom Communications Corp./(1)(2)/          159        2,072
Chateau Communities Inc.                        70        2,061
Schulman (A.) Inc.                             201        2,060
Champion Enterprises Inc./(1)/                 296        2,057
Dime Community Bancshares                       81        2,051
Hearst-Argyle Television Inc./(1)/             117        2,047
Esterline Technologies Corp./(1)/              129        2,045
National Health Investors Inc./(1)/            152        2,044
1st Source Corp.                                95        2,043
GenCorp. Inc.                                  180        2,041
Anthracite Capital Inc.                        196        2,038
Moog Inc. "A"/(1)/                              90        2,031
Commercial Metals Co.                           73        2,029
Bowne & Co. Inc.                               199        2,020
First Sentinel Bancorp Inc.                    171        2,013
Modis Professional Services Inc./(1)/          503        2,012
Great Atlantic & Pacific Tea Co.               140        2,003
Smucker (J.M) Company (The)                     78        2,001
Regal-Beloit Corp.                             109        1,989
Forest Oil Corp./(1)/                           80        1,984
Carter-Wallace Inc.                             97        1,982
NUI Corp.                                       97        1,982
Armor Holdings Inc./(1)/                       100        1,980
Promistar Financial Corp.                       86        1,980
Semco Energy Inc.                              138        1,980
Harleysville National Corp.                     92        1,978
Griffon Corporation/(1)/                       162        1,976
IRT Property Co.                               183        1,976
CACI International Inc. "A"/(1)/                36        1,968
Nordson Corp.                                   90        1,966
Alabama National Bancorp                        59        1,947
Amkor Technology Inc./(1)/                     184        1,936
Russell Corp.                                  141        1,936
AMLI Residential Properties Trust               82        1,935
OfficeMax Inc./(1)/                            634        1,934
Crown Cork & Seal Co. Inc.                     843        1,930
Capital Automotive REIT                        109        1,921
Polaris Industries Partners LP "A"              50        1,919
EMCOR Group Inc./(1)/                           60        1,914
PS Business Parks Inc.                          69        1,911
Credence Systems Corp./(1)/                    158        1,904
Sovran Self Storage Inc.                        69        1,904
ESS Technology Inc./(1)/                       185        1,891
Lance Inc.                                     142        1,884
Ocwen Financial Corp./(1)/                     261        1,882
Hudson River Bancorp Inc.                       94        1,881
Scotts Co. (The) "A"/(1)/                       55        1,876
Ciber Inc./(1)/                                297        1,871
Corrections Corp. of America/(1)(2)/           142        1,869
Fremont General Corp.                          342        1,867
Arrow International Inc.                        50        1,865
Apogee Enterprises Inc.                        144        1,858
Playtex Products Inc./(1)/                     182        1,847
Parexel International Corp./(1)/               162        1,837
First Financial Corp.                           46        1,836
Barnes Group Inc.                               86        1,832

--------------------------------------------------------------------------------
iShares Schedules of Investments                                         page 77
iShares Russell 3000 Value Index Fund
Schedule of Investments (continued)
September 30, 2001 (Unaudited)

Security                                    Shares        Value
---------------------------------------------------------------

COMMON STOCKS (continued)
---------------------------------------------------------------
Hancock Holding Co.                             45  $     1,826
Bedford Property Investors Inc.                 90        1,822
Deltic Timber Corp.                             72        1,822
ProQuest Company/(1)/                           55        1,810
Philadelphia Consolidated Holding Co./(1)/      52        1,806
RSA Security Inc./(1)/                         134        1,804
Area Bancshares Corp.                          106        1,802
First Financial Bankshares Inc.                 61        1,801
Florida Rock Industries Inc.                    57        1,798
West Pharmaceutical Services Inc.               73        1,796
Emisphere Technologies Inc./(1)/                94        1,795
SanDisk Corp./(1)/                             182        1,795
Anchor BanCorp Wisconsin Inc.                  108        1,793
Circuit City Stores Inc. - CarMax
  Group/(1)/                                   159        1,789
Sterling Bancshares Inc.                       135        1,785
Checkpoint Systems Inc./(1)(2)/                163        1,782
Quanex Corp.                                    77        1,779
Wellman Inc.                                   153        1,767
NBTY Inc./(1)/                                 134        1,763
Community Bank System Inc.                      64        1,760
SPS Technologies Inc./(1)/                      58        1,754
Stride Rite Corp.                              280        1,750
Northwest Airlines Corp. "A"/(1)/              153        1,746
Boca Resorts Inc. "A"/(1)/                     175        1,741
Omnova Solutions Inc.                          278        1,737
PFF Bancorp Inc.                                63        1,733
Universal Health Realty Inc.                    70        1,729
AMERCO/(1)/                                     95        1,727
Cathay Bancorp Inc.                             32        1,724
Triumph Group Inc./(1)/                         74        1,724
Dress Barn Inc./(1)/                            77        1,717
Calgon Carbon Corp.                            225        1,712
United Community Financial Corp.               242        1,706
Sonic Automotive Inc./(1)/                     125        1,700
Palm Harbor Homes Inc./(1)/                     90        1,683
Encompass Service Corp./(1)/                   445        1,682
Equity Inns Inc.                               234        1,682
School Specialty Inc./(1)/                      55        1,681
URS Corp./(1)/                                  73        1,679
Applied Industrial Technologies Inc.            99        1,672
Parker Drilling Co./(1)/                       543        1,672
Tredegar Corporation                            98        1,666
CNET Networks Inc./(1)/                        387        1,664
John Nuveen Co. "A"                             38        1,659
Thomas Industries Inc.                          77        1,659
PMA Capital Corp. "A"                           92        1,656
Sycamore Networks Inc./(1)/                    473        1,646
International Multifoods Corp.                  86        1,643
Varco International Inc./(1)(2)/               136        1,643
Tower Automotive Inc./(1)/                     229        1,642
Roadway Express Inc.                            68        1,638
Aquila Inc./(1)/                                75        1,635
Ryerson Tull Inc.                              129        1,619
Simmons First National Corp. "A"                45        1,607
CMGI Inc./(1)/                               1,605        1,605
Nautica Enterprises Inc./(1)/                  135        1,598
DVI Inc./(1)/                                   94        1,597
General Cable Corp.                            162        1,596
Stewart & Stevenson Services Inc.               66        1,589
Sandy Spring Bancorp Inc.                       40        1,588
Pilgrim's Pride Corp. "B"                      115        1,587
BankUnited Financial Corp. "A"/(1)/            108        1,584
Chemed Corp.                                    55        1,584
FSI International Inc./(1)/                    159        1,584
Methode Electronics Inc. "A"                   209        1,578
F&M Bancorp                                     60        1,572
Spartech Corp.                                  76        1,572
Pacific Northwest Bancorp                       77        1,567
Local Financial Corporation/(1)/               117        1,564
Palm Inc./(1)/                               1,063        1,552
O'Reilly Automotive Inc./(1)/                   54        1,547
Gold Bancorp Inc.                              198        1,542
Monaco Coach Corp./(1)/                        108        1,539
U.S. Restaurant Properties Inc.                111        1,537
Anchor Gaming/(1)/                              37        1,535
Knight Trading Group Inc./(1)/                 199        1,534
Advanta Corp. "A"                              163        1,532
Community Trust Bancorp Inc.                    64        1,530
First BanCorp.                                  59        1,526
Insignia Financial Group Inc./(1)/             145        1,522
ESCO Technologies Inc./(1)/                     61        1,519
First Merchants Corp.                           66        1,518
Southwest Bancorp of Texas Inc./(1)/            51        1,517
Sinclair Broadcast Group "A"/(1)/              188        1,515
Jakks Pacific Inc./(1)/                        112        1,512
Sylvan Learning Systems Inc./(1)/               66        1,511
Sepracor Inc./(1)(2)/                           42        1,508
Manitowoc Co. Inc.                              62        1,503
Flowserve Corp./(1)/                            76        1,501
American Physicians Capital Inc./(1)/           72        1,495

--------------------------------------------------------------------------------
  page 78                                                               i|Shares
iShares Russell 3000 Value Index Fund
Schedule of Investments (continued)
September 30, 2001 (Unaudited)

Security                                    Shares        Value
---------------------------------------------------------------

COMMON STOCKS (continued)
---------------------------------------------------------------
Burlington Coat Factory Warehouse Corp.        106  $     1,495
Financial Federal Corp./(1)/                    61        1,494
Curtiss Wright Corp.                            32        1,491
MacDermid Inc.                                 117        1,491
Dimon Inc.                                     258        1,483
MidAmerica Bancorp                              59        1,481
Casella Waste Systems Inc. "A"/(1)/            133        1,480
RLI Corp.                                       36        1,476
U.S. Airways Group Inc./(1)(2)/                317        1,474
CFS Bancorp Inc.                                99        1,472
Entertainment Properties Trust                  87        1,470
Pioneer-Standard Electronics Inc.              163        1,470
RFS Hotel Investors Inc.                       142        1,470
Alpharma Inc. "A"                               51        1,469
Spartan Stores Inc./(1)/                       120        1,464
Parkway Properties Inc.                         45        1,462
MTS Systems Corp.                              127        1,460
Innkeepers USA Trust/(2)/                      162        1,458
Frontier Financial Corp.                        53        1,457
Oceaneering International Inc./(1)/             90        1,455
Steak n Shake Company (The)/(1)/               147        1,455
ChemFirst Inc.                                  72        1,453
Libbey Inc.                                     45        1,451
Kramont Realty Trust                           116        1,449
Profit Recovery Group International Inc.
  (The)/(1)(2)/                                148        1,447
ABM Industries Inc.                             56        1,445
Delta & Pine Land Co.                           85        1,443
Riverstone Networks Inc./(1)/                  274        1,439
Connecticut Bankshares Inc.                     65        1,436
JP Realty Inc.                                  64        1,430
Covanta Energy Corporation/(1)/                122        1,425
First Republic Bank/(1)/                        62        1,423
Ameron Inc.                                     22        1,418
Interpool Inc.                                  97        1,416
National Western Life Insurance
  Company "A"/(1)/                              14        1,415
Picturetel Corp./(1)/                          236        1,411
Quanta Services Inc./(1)/                       99        1,411
Penn Virginia Corp.                             50        1,407
CT Communications Inc.                          96        1,402
SonicWALL Inc./(1)/                            118        1,402
Range Resources Corp./(1)/                     295        1,401
Integrated Silicon Solution Inc./(1)/          163        1,400
Investors Real Estate Trust                    150        1,399
Omega Financial Corp.                           45        1,396
Riggs National Corp.                            90        1,395
Skyline Corp.                                   52        1,388
Farmers Capital Bank Corp.                      37        1,385
Ariba Inc./(1)/                                743        1,382
JDA Software Group Inc./(1)/                   105        1,380
Covance Inc./(1)/                               77        1,379
Ultratech Stepper Inc./(1)/                    115        1,377
Pericom Semiconductor Corp./(1)/                99        1,376
American Standard Companies Inc./(1)/           25        1,375
Steel Dynamics Inc./(1)/                       138        1,365
West Coast Bancorp                             101        1,364
BankAtlantic Bancorp Inc. "A"                  135        1,363
Dollar Thrifty Automotive Group Inc./(1)/      137        1,363
Rowan Companies Inc./(1)/                      110        1,362
First Place Financial Corp.                     95        1,357
Southwest Securities Group Inc./(2)/            79        1,357
OceanFirst Financial Corp.                      54        1,355
Winnebago Industries Inc.                       63        1,351
Caraustar Industries Inc.                      146        1,349
Landry's Seafood Restaurants Inc.               91        1,347
Kulicke & Soffa Industries Inc./(1)/           123        1,341
Capital City Bank Group Inc.                    57        1,338
Acterna Corp./(1)/                             420        1,336
Lexington Corp. Properties Trust                91        1,333
Russ Berrie & Co. Inc.                          50        1,330
Central Parking Corp.                           95        1,329
Phillips-Van Heusen Corporation                134        1,327
Dal-Tile International Inc./(1)/                86        1,324
Great Lakes REIT Inc.                           81        1,320
TD Waterhouse Group Inc./(1)/                  215        1,320
Kadant Inc./(1)/                               102        1,316
Sealed Air Corp./(1)(2)/                        36        1,314
GBC Bancorp                                     42        1,311
Bank of Granite Corp.                           59        1,310
Cash American Investments Inc.                 144        1,310
S1 Corp./(1)/                                  154        1,303
Cephalon Inc./(1)/                              26        1,297
CPB Inc.                                        41        1,296
Marcus Corp.                                   108        1,296
Safeguard Scientifics Inc./(1)/                728        1,289
Robert Mondavi Corp. (The) "A"/(1)/             36        1,282
Shopko Stores Inc./(1)/                        154        1,277
Cascade Natural Gas Corp.                       59        1,274
Wintrust Financial Corp.                        41        1,273

--------------------------------------------------------------------------------
iShares Schedules of Investments                                         page 79
iShares Russell 3000 Value Index Fund
Schedule of Investments (continued)
September 30, 2001 (Unaudited)

SECURITY                                    SHARES        VALUE
---------------------------------------------------------------
COMMON STOCKS (continued)
---------------------------------------------------------------
Flagstar Bancorp Inc.                           55  $     1,270
Trammell Crow Co.(1)                           127        1,270
Iomega Corp.(1)                              1,039        1,268
NextCard Inc.(1)                               199        1,268
Stewart Information Services Corp.(1)           65        1,268
Movie Gallery Inc.(1)                           61        1,265
First Community Bancshares Inc.                 40        1,264
Global Payments Inc.                            43        1,264
Kansas City Life Insurance Co.                  36        1,260
Bally Total Fitness Holding Corp.(1)            62        1,259
Banner Corporation                              65        1,256
Aaron Rents Inc. "B"                            81        1,255
Brush Engineered Materials                      91        1,251
Central Vermont Public Service
  Corporation                                   71        1,242
Peoples Holding Co.                             37        1,239
Steris Corp.(1)                                 63        1,239
Inter-Tel Inc.                                 108        1,238
Daisytek International Corp.(1)                109        1,236
UbiquiTel Inc.(1)                              153        1,235
CNA Surety Corp.                                91        1,233
Pegasus Solutions Inc.(1)                      147        1,232
Kroll Inc.(1)                                  108        1,230
Sierra Health Services Inc.(1)                 148        1,228
Micros Systems Inc.(1)                          69        1,226
Tootsie Roll Industries Inc.                    32        1,224
Old Second Bancorp Inc.                         36        1,223
First Federal Capital Corp.                     82        1,222
Sequa Corp. "A"(1)                              27        1,221
Century Business Services Inc.(1)              488        1,220
Allen Telecom Inc.(1)                          140        1,218
M/I Schottenstein Homes Inc.                    36        1,217
Universal Forest Products Inc.                  64        1,217
Entravision Communications Corp.(1)            142        1,214
Nuevo Energy Co.(1)                             87        1,214
Arctic Cat Inc.                                 90        1,213
Albany International Corp. "A"(1)               81        1,212
Indus International Inc.(1)                    203        1,210
Gerber Scientific Inc.                         115        1,207
Redwood Trust Inc.(2)                           50        1,205
Unova Inc.(1)                                  270        1,202
Wabash National Corp.                          174        1,201
Bangor Hydro-Electric Co.                       45        1,198
3TEC Energy Corp.(1)                            84        1,197
Port Financial Corp.                            50        1,194
Watts Industries Inc. "A"                       91  $     1,192
Bank Mutual Corp.                               74        1,191
Watsco Inc.                                     91        1,191
Capstead Mortgage Corp.                         45        1,183
St. Mary Land & Exploration Co.                 74        1,179
Pope & Talbot Inc.                              92        1,178
Owens & Minor Inc.                              58        1,177
Universal American Financial Corp.(1)          212        1,177
FBL Financial Group Inc. "A"                    70        1,170
AAR Corp.                                      146        1,169
DST Systems Inc.(1)                             27        1,168
German American Bancorp                         71        1,168
Coastal Bancorp Inc.                            33        1,165
Dover Downs Entertainment Inc.                  94        1,164
Glatfelter (P.H.) Co.                           76        1,164
Alliance Semiconductor Corp.(1)                162        1,163
U.S. Industries Inc.                           505        1,162
Finish Line Inc. (The)(1)                      107        1,161
Milacron Inc.                                   97        1,160
Georgia Gulf Corp.                              72        1,157
Systems & Computer Technology Corp.(1)         128        1,152
Nextel Partners Inc. "A"(1)                    171        1,151
Buckeye Technologies Inc.(1)                   116        1,148
Independent Bank Corp.(MI)                      44        1,148
Pennsylvania Real Estate Investment
  Trust                                         54        1,148
SJW Corp.                                       14        1,147
NBC Capital Corporation                         35        1,146
Instinet Group Inc.(1)                         117        1,145
Independent Bank Corp.(MA)                      70        1,141
Glacier Bancorp Inc.                            60        1,140
Tompkins County Trustco Inc.                    30        1,140
Integrated Electrical Services Inc.(1)         207        1,138
SkyWest Inc.                                    68        1,137
Navigant Consulting Co.(1)                     306        1,135
NRG Energy Inc.(1)                              70        1,135
Robbins & Myers Inc.                            46        1,134
Astec Industries Inc.(1)                        87        1,132
Sterling Financial Corp.(WA)                    53        1,132
Standard Register Co.                           78        1,131
Senior Housing Properties Trust                 84        1,130
Irwin Financial Corp.                           54        1,129
Trans World Entertainment Corp.(1)(2)          146        1,129
Encore Wire Corp.(1)                            87        1,127
Hunt (J.B.) Transport Services Inc.(1)          86        1,121
Sturm Ruger & Co. Inc.                         108        1,121
Cumulus Media Inc."A"(1)                       161        1,119

--------------------------------------------------------------------------------
PAGE 80                                                            i|SHARES LOGO
iShares Russell 3000 Value Index Fund
Schedule of Investments (continued)
September 30, 2001 (Unaudited)

Security                                                     Shares        Value
--------------------------------------------------------------------------------

COMMON STOCKS (Continued)
--------------------------------------------------------------------------------
Oneida Ltd.                                                      78     $  1,119
Interface Inc. "A"                                              259        1,114
Octel Corp./(1)/                                                 61        1,113
Standex International Corp.                                      59        1,112
Columbia Banking System Inc./(1)/                                81        1,110
Building Materials Holdings Corp./(1)/                           79        1,109
CDI Corp./(1)/                                                   69        1,107
Second Bancorp Inc.                                              54        1,107
Zenith National Insurance Corp.                                  45        1,107
Mid Atlantic Realty Trust                                        79        1,106
Southern Peru Copper Corp.                                      117        1,106
Valmont Industries Inc.                                          79        1,106
K Swiss Inc. "A"                                                 45        1,105
C-COR.net Corp./(1)/                                            161        1,103
First Essex Bancorp Inc.                                         42        1,102
kForce.com Inc./(1)/                                            219        1,102
Farmer Brothers Co.                                               5        1,100
Silgan Holdings Inc./(1)/                                        60        1,098
Analogic Corp.                                                   27        1,093
Commonwealth Bancorp Inc.                                        53        1,093
New England Business Service Inc.                                63        1,093
Bassett Furniture Industries Inc.                                78        1,090
Oriental Financial Group Inc.                                    54        1,088
Wilson Greatbatch Technologies Inc./(1)/                         37        1,084
Magnetek Inc./(1)/                                              118        1,083
Phoenix Technologies Ltd./(1)/                                  108        1,083
Bio-Rad Laboratories Inc. "A"/(1)/                               23        1,081
Capitol Transamerica Corp.                                       66        1,080
Flushing Financial Corp.                                         67        1,079
Wabtec Corporation                                               99        1,079
TBC Corp./(1)/                                                  109        1,077
Consolidated Graphics Inc./(1)/                                  63        1,076
LSI Industries Inc.                                              43        1,075
MB Financial Inc./(1)/                                           43        1,075
Seitel Inc./(1)/                                                107        1,075
Benchmark Electronics Inc./(1)/                                  65        1,074
Cambrex Corp.                                                    32        1,073
United Industial Corp.                                           73        1,073
Championship Auto Racing Teams Inc./(1)/                         77        1,070
Lone Star Steakhouse & Saloon Inc.                               99        1,069
Information Resources Inc./(1)/                                 168        1,067
Centex Construction Products Inc.                                36        1,064
NL Industries Inc.                                               71        1,064
Umpqua Holdings Corp.                                            86        1,062
US Unwired Inc. "A"/(1)/                                        105        1,061
IBERIABANK Corp.                                                 37        1,058
Financial Institutions Inc.                                      45        1,055
DMC Stratex Networks Inc./(1)/                                  204        1,053
BancFirst Ohio Corp.                                             48        1,049
Baldwin & Lyons Inc. "B"                                         54        1,048
BSB Bancorp Inc.                                                 45        1,047
Dreyer's Grand Ice Cream Inc.                                    36        1,046
Lakeland Bancorp Inc.                                            75        1,046
Garan Inc.                                                       30        1,045
Saul Centers Inc.                                                55        1,045
SoundView Technology Group Inc./(1)/                            520        1,045
Myers Industries Inc.                                            88        1,043
City Holding Co                                                 104        1,040
Credit Acceptance Corp./(1)/                                    119        1,040
Footstar Inc./(1)/                                               30        1,038
Boyd Gaming Corp./(1)/                                          233        1,037
Standard Commercial Corp.                                        63        1,036
AO Smith Corp. "B"                                               59        1,035
Brightpoint Inc./(1)/                                           334        1,035
NCI Building Systems Inc./(1)/                                   90        1,035
Swift Energy Co.(1)                                              50        1,031
First Indiana Corp.                                              50        1,030
WestCorp Inc.                                                    60        1,029
Burnham Pacific Properties Inc.                                 206        1,028
St Francis Capital Corp.                                         48        1,025
Ticketmaster Online-CitySearch Inc. "B"/(1)/                     99        1,025
WSFS Financial Corp.                                             62        1,022
Brown Shoe Company Inc.                                          90        1,021
Encore Acquisition Co./(1)/                                      68        1,020
Three-Five Systems Inc./(1)/                                     64        1,020
Littelfuse Inc./(1)/                                             46        1,018
Capstone Turbine Corp./(1)/                                     168        1,015
Osmonics Inc./(1)/                                               81        1,012
Pennfed Financial Services Inc.                                  45        1,012
Oxford Industries Inc.                                           46        1,007
Sterling Bancorp                                                 35        1,006
RTI International Metals Inc./(1)/                              120        1,002
United Fire & Casualty Co.                                       39        1,001
Zoll Medical Corp./(1)/(2)/                                      28          997
Friedman Billings Ramsey Group Inc. "A"/(1)/                    195          994
Spanish Broadcasting System Inc. "A"/(1)/                       140          993
State Auto Financial Corp.                                       74          986
First Bancorp North Carolina                                     41          984
Lands' End Inc./(1)/                                             34          983
Thor Industries Inc.                                             36          983

--------------------------------------------------------------------------------

iShares Schedules of Investments                                         page 81
iShares Russell 3000 Value Index Fund
Schedule of Investments (continued)
September 30, 2001 (Unaudited)

Security                                                     Shares        Value
--------------------------------------------------------------------------------

COMMON STOCKS (continued)
--------------------------------------------------------------------------------
East West Bancorp Inc.                                           42       $  982
Acadia Realty Trust                                             151          980
Arrow Financial Corp.                                            35          979
Supertex Inc./(1)/                                               64          975
Electro Rent Corp./(1)/                                          77          971
Associated Estates Realty Corp.                                 101          970
Nortek Inc./(1)/                                                 45          970
Park National Corp.                                              10          967
Discount Auto Parts Inc./(1)/                                    70          966
Fidelity Bankshares Inc.                                         72          961
Western Digital Corp./(1)/                                      442          959
Insurance Auto Auctions Inc./(1)/                                71          958
North Pittsburgh Systems Inc.                                    65          958
Cole National Corp./(1)/                                         72          955
Pomeroy Computer Resources/(1)/                                  79          952
Corporate Office Properties Trust                                87          948
Crossmann Communities Inc.                                       36          946
UniFirst Corp.                                                   56          946
Brookline Bancorp Inc.                                           63          945
Hovnanian Enterprises Inc. "A"/(1)/                              82          945
Quaker Chemical Corp.                                            52          944
Armstrong Holdings Inc./(1)/                                    345          942
Harmonic Inc./(1)/(2)/                                          116          940
Offshore Logistics Inc./(1)/                                     49          940
Peabody Energy Corp.(2)                                          39          940
UNB Corp.                                                        55          936
DiamondCluster International Inc. "A"/(1)/                       94          926
Avatar Holdings/(1)/                                             40          922
Midas Inc.                                                       93          921
USB Holding Co. Inc.                                             62          921
Pinnacle Entertainment Inc./(1)/                                154          916
Bethlehem Steel Corp./(1)/                                      714          914
Westport Resources Corp./(1)/                                    62          911
Certegy Inc./(1)/(2)/                                            35          909
Newfield Exploration Co./(1)/                                    31          905
Hancock Fabrics Inc.                                            110          902
Luby's Inc./(1)/                                                126          901
Northwest Bancorp Inc.                                           90          901
Circor International Inc.                                        60          900
J & J Snack Foods Corp./(1)/                                     48          900
Mission West Properties Inc.                                     75          900
Metromedia Fiber Network Inc. "A"/(1)/                        2,641          898
Haverty Furniture Companies Inc.                                 91          896
Santander Bancorp                                                46          896
Lufkin Industries Inc.                                           39          894
dELiA*s Corp. "A"/(1)/                                          167          892
Eden Bioscience Corp./(1)/                                      117          892
Edwards (J.D.) & Co.(1)                                         125          890
Purina Mills Inc./(1)/                                           40          888
Audiovox Corp. "A"/(1)/                                          97          887
Pitt-Des Moines Inc.                                             29          885
Dionex Corp./(1)/                                                35          883
ONI Systems Inc./(1)/                                           219          883
Gray Communications Systems Inc.                                 58          882
Alliance Gaming Corp./(1)/                                       62          880
Community Banks Inc.                                             36          878
Keystone Property Trust                                          69          876
Vail Resorts Inc./(1)/                                           63          876
Heartland Express Inc./(1)/                                      38          874
U.S. Concrete Inc./(1)/                                         120          872
Butler Manufacturing Co.                                         40          868
Mail-Well Inc./(1)/                                             234          866
BKF Capital Group Inc./(1)/                                      32          864
Chelsea Property Group Inc.                                      19          864
Roper Industries Inc.                                            24          864
Avid Technology Inc./(1)/                                       118          860
Transaction Systems Architects Inc. "A"/(1)/                    137          860
First Niagara Financial Group Inc.                               54          857
Oregon Steel Mills Inc./(1)/                                    160          856
Westfield America Inc.                                           53          856
Crown American Realty Trust                                     120          852
Movado Group Inc.                                                55          852
CSK Auto Corp./(1)/                                             136          850
Resource America Inc. "A"                                        95          849
Isle of Capris Casinos Inc./(1)/(2)/                            119          845
Seacoast Banking Corp. of Florida                                20          844
HEICO Corp.                                                      56          840
Pricesmart Inc./(1)/                                             24          840
Quaker Fabric Corp./(1)/                                        115          840
USG Corp.                                                       225          839
HI/FN Inc./(1)/                                                  85          837
Cheap Tickets Inc./(1)/                                          51          836
infoUSA Inc.(1)                                                 206          836
Mississippi Valley Bancshares Inc.                               22          836
Fisher Communications Inc.                                       16          832
PC-Tel Inc./(1)/                                                111          832
Genzyme Corp. - Biosurgery Division/(1)/                        213          831
American Axle & Manufacturing
  Holdings Inc./(1)/                                             65          829
Cubic Corp.                                                      24          828

--------------------------------------------------------------------------------
  page 82                                                               i|Shares
iShares Russell 3000 Value Index Fund
Schedule of Investments (continued)
September 30, 2001 (Unaudited)

Security                                                           Shares  Value
--------------------------------------------------------------------------------

COMMON STOCKS (continued)
--------------------------------------------------------------------------------
Hain Celestial Group Inc./(1)/                                         45   $828
Sybase Inc./(1)/                                                       89    828
WebEx Communications Inc./(1)(2)/                                      39    828
Choice Hotels International Inc./(1)/                                  50    825
Brooks Automation Inc./(1)/                                            31    824
Nu Horizons Electronics Corp./(1)/                                    109    823
Prosperity Bancshares Inc.                                             32    822
Republic Bancorp Inc. "A"                                              62    822
Mid Atlantic Medical Services Inc./(1)/                                39    819
FreeMarkets Inc./(1)(2)/                                               77    815
Medford Bancorp Inc.                                                   42    811
First Consulting Group Inc./(1)/                                       90    809
Brady Corp. "A"                                                        27    805
American Medical Systems Holdings. Inc./(1)/                           42    801
Labor Ready Inc./(1)/                                                 251    801
Roanoke Electrics Steel Corp.                                          67    797
Sanderson Farms Inc.                                                   56    797
Infocus Corp./(1)/                                                     61    796
Gorman Rupp Co.                                                        41    795
Terra Industries Inc./(1)/                                            267    793
Bell Microproducts Inc./(1)/                                          103    792
Cerner Corp./(1)/                                                      16    792
NewPower Holdings Inc./(1)/                                           257    792
Arris Group Inc./(1)/                                                 221    791
O'Charley's Inc./(1)/                                                  46    789
Herbalife International Inc. "A"                                       78    788
Standard Microsystems Corp./(1)/                                       84    788
BancFirst Corp.                                                        23    787
Zebra Technologies Corp. "A"/(1)/                                      21    787
Applica Inc./(1)/                                                      93    786
Argosy Gaming Co./(1)/                                                 30    786
Ambassadors International Inc.                                         47    785
Winston Hotels Inc.                                                    99    782
Technitrol Inc.                                                        35    781
Gymboree Co./(1)/                                                     120    780
Intertrust Technologies Corp./(1)/                                    735    779
American Italian Pasta Co. "A"/(1)/                                    18    778
Atlas Air Inc./(1)/                                                    79    778
Cleveland-Cliffs Inc.                                                  54    778
R&G Financial Corp. "B"                                                45    774
Group 1 Automotive Inc./(1)/                                           29    770
Foamex International Inc./(1)/                                        125    769
Boykin Lodging Co.                                                     96    768
Action Performance Companies Inc./(1)/                                 42    765
MRO Software Inc./(1)/                                                 75   $765
Wackenhut Corp. "A"/(1)(2)/                                            32    762
Exar Corp./(1)/                                                        44    761
AMCOL International Corp.                                             134    757
Sonosite Inc./(1)/                                                     37    755
Recoton Corp./(1)/                                                     61    753
Provident Bancorp Inc.                                                 35    752
Quaker City Bancorp Inc./(1)/                                          25    750
CUNO Inc./(1)/                                                         27    749
United Auto Group Inc./(1)/                                            45    749
Transmontaigne Inc./(1)/                                              154    747
CTS Corp.                                                              50    738
Global Sports Inc./(1)(2)/                                             63    734
Smart & Final Inc./(1)/                                                72    733
Midland Co.                                                            18    731
Crown Media Holdings Inc./(1)/                                         71    728
Clarent Corp./(1)/                                                    135    725
SCPIE Holdings Inc.                                                    45    725
Integrated Device Technology Inc./(1)/                                 36    724
Penn Engineering & Manufacturing Corp.                                 51    724
Mestek Inc./(1)/                                                       31    721
Midwest Express Holdings Inc./(1)/                                     68    721
Friedman's Inc.                                                       102    720
Hexcel Corp./(1)/                                                     180    720
Spectrian Corp./(1)(2)/                                                72    720
W-H Energy Services Inc./(1)/                                          51    717
Exide Corp.                                                           190    714
Artesyn Technologies Inc./(1)/                                        131    713
Tropical Sportswear International
  Corp./(1)/                                                           42    712
WatchGuard Technologies Inc./(1)/                                      92    705
Rock-Tenn Company "A"                                                  64    704
Sauer Inc.                                                             90    704
Coachmen Industries Inc.                                               78    702
Aviall Inc./(1)/                                                      114    701
Trico Marine Services Inc./(1)/                                       118    699
Rent-Way Inc./(1)/                                                    133    698
Actel Corp./(1)/                                                       39    693
PICO Holdings Inc./(1)/                                                63    693
Alaska Communications Systems Group/(1)/                               90    685
CSS Industries Inc./(1)/                                               27    683
Woodhead Industries Inc.                                               45    673
Cirrus Logic Inc./(1)/                                                 90    668
Zomax Inc./(1)/                                                       123    668
AsiaInfo Holdings Inc./(1)/                                            56    666
NS Group Inc./(1)/                                                     98    666
Boron, LePore & Associates Inc./(1)/                                   70    665

--------------------------------------------------------------------------------

iShares Schedules of Investments                                         Page 83
iShares Russell 3000 Value Index Fund
Schedule of Investments (continued)
September 30, 2001 (Unaudited)

Security                                    Shares        Value
---------------------------------------------------------------

COMMON STOCKS (continued)
---------------------------------------------------------------
K2 Inc./(1)/                                   111  $       664
Numerical Technologies Inc./(1)/                40          664
Fedders Corp.                                  170          663
Crossroads Systems Inc./(1)/                   200          660
Ingles Markets Inc. "A"                         55          660
Inktomi Corp./(1)/                             241          660
Lawson Products Inc.                            27          659
Great American Financial Resources Inc.         36          653
Dobson Communications Corp. "A"/(1)(2)/         63          652
Rightchoice Managed Care Inc./(1)/              13          651
CommScope Inc./(1)/                             36          643
Comstock Resources Inc./(1)/                   108          642
Rainbow Technologies Inc./(1)/                 183          641
Watson Wyatt & Co. Holdings/(1)/                40          636
Wyndham International Inc. "A"/(1)/            974          633
Ivex Packaging Corp./(1)/                       37          631
Pegasus Communications Corp./(1)/               90          630
Magna Entertainment Corp. "A"/(1)/             103          624
Maxim Pharmaceuticals Inc./(1)/                158          624
Riviana Foods Inc.                              36          624
TIBCO Software Inc./(1)/                        85          624
Triarc Companies Inc./(1)/                      27          624
CVB Financial Corp.                             29          623
National Presto Industries Inc.                 23          619
Sykes Enterprises Inc./(1)/                    111          619
International Specialty Products Inc./(1)/      70          618
Deb Shops Inc.                                  30          617
Ditech Communications Corp./(1)/               147          617
Olin Corp.                                      42          617
Microtune Inc./(1)/                             54          616
Men's Wearhouse Inc. (The)/(1)/                 34          615
ITXC Corp./(1)/                                240          612
Infonet Services Corp. "B"/(1)/                284          611
NYMAGIC Inc.                                    38          610
SIPEX Corp./(1)/                                94          607
Golden Telecom Inc./(1)/                        77          601
Castle (A.M.) & Co.                             72          598
Ladish Co Inc./(1)/                             75          596
Navigant International Inc./(1)/                74          595
WMS Industries Inc./(1)/                        34          595
Buckle Inc. (The)/(1)/                          36          594
Covenant Transport Inc. "A"/(1)/                63          592
LaSalle Hotel Properties                        64          591
SCM Microsystems Inc./(1)/                      95          590
Vitesse Semiconductor Corp./(1)(2)/             76          589
NTELOS Inc./(1)/                                70          584
Dura Automotive Systems Inc./(1)/               81          583
Intermagnetics General Corp./(1)/               25          581
Young Broadcasting Corp. "A"/(1)/               40          580
New Century Financial Corp./(1)(2)/             59          578
Stepan Co.                                      32          578
Aurora Foods Inc./(1)/                         144          575
Lydall Inc./(1)/                                87          574
Pharmacyclics Inc./(1)(2)/                      32          570
AnswerThink Consulting Group Inc./(1)/         121          569
Tanger Factory Outlet Centers Inc.              27          559
Hydril Co./(1)/                                 40          557
Playboy Enterprises Inc. "B"/(1)/               45          556
Station Casinos Inc./(1)/                       66          554
Borland Software Corp./(1)/                     68          551
Volt Information Sciences Inc./(1)/             46          551
Akamai Technologies Inc./(1)/                  189          550
Genuity Inc./(1)/                              350          549
Wild Oats Markets Inc./(1)/                     69          548
Global Power Equipment Group Inc./(1)/          36          547
Pinnacle Systems Inc./(1)/                     188          547
SONICblue Inc./(1)/                            500          545
Gibraltar Steel Corp.                           36          544
Getty Images Inc./(1)/                          49          540
Prime Group Realty Trust                        45          538
HotJobs.com Ltd./(1)/                           90          537
Orbital Sciences Corp./(1)/                    295          537
MCSi Inc./(1)(2)/                               33          532
QRS Corp./(1)/                                  63          529
SLI Inc.                                       204          528
Aspect Communications Corp./(1)/               292          523
World Wrestling Federation
  Entertainment Inc./(1)/                       39          515
Affiliated Managers Group Inc./(1)/              9          511
Penton Media Inc.                              144          511
Internet Capital Group Inc./(1)/             1,267          507
Steinway Musical Instruments Inc./(1)/          35          507
Hickory Tech Corp.                              31          505
Datascope Corp.                                 13          504
Genrad Inc./(1)/                               154          504
Sitel Corp./(1)/                               560          498
Papa John's International Inc./(1)/             19          495
Del Monte Foods Co./(1)/                        64          493
NCO Group Inc./(1)(2)/                          36          492
Ixia/(1)/                                       77          489

--------------------------------------------------------------------------------
  page 84                                                               i|Shares
iShares Russell 3000 Value Index Fund
Schedule of Investments (continued)
September 30, 2001 (Unaudited)

Security                                    Shares        Value
---------------------------------------------------------------

COMMON STOCKS (continued)
---------------------------------------------------------------
Regent Communications Inc./(1)/                 81  $       488
Electroglas Inc./(1)/                           39          486
Lithia Motors Inc. "A"/(1)/                     35          486
Metromedia International Group Inc./(1)/       403          484
Kaiser Aluminum Corp./(1)/                     188          483
Stanley Furniture Co. Inc./(1)/                 20          482
Valhi Inc.                                      36          479
Proton Energy Systems Inc./(1)/                101          476
Silicon Graphics Inc./(1)/                   1,026          472
Standard Motor Products Inc.                    40          468
Wolverine Tube Inc./(1)/                        46          465
Net.B@nk Inc./(1)/                              55          460
Republic Bancshares Inc./(1)/                   27          458
Internap Network Services Corp./(1)/           455          455
RCN Corp./(1)/                                 142          454
OTG Software Inc./(1)/                          80          444
Fairchild Corp. (The) "A"/(1)/                 130          442
Stoneridge Inc./(1)/                            63          441
BMC Industries Inc.                            215          439
Active Power Inc./(1)/                          87          436
Spectrasite Holdings Inc./(1)/                 181          436
SPSS Inc./(1)/                                  25          430
Websense Inc./(1)/                              39          425
Aviron/(1)/                                     17          423
Tennant Co.                                     12          420
Packard BioScience Company/(1)/                 53          419
Prodigy Communications Corp. "A"/(1)/           76          419
Stamps.com Inc./(1)/                           167          416
LodgeNet Entertainment Corp./(1)/               37          407
Wilsons The Leather Experts Inc./(1)/           45          407
XM Satellite Radio Holdings Inc. "A"/(1)(2)/    77          403
SBS Technologies Inc./(1)/                      36          402
America Online Latin America Inc. "A"/(1)/     119          392
McMoRan Exploration Co./(1)/                    72          392
NetRatings Inc./(1)/                            38          392
City Bank                                       16          391
EEX Corp./(1)/                                 279          391
Western Multiplex Corp./(1)/                   104          389
Titanium Metals Corp./(1)/                     121          387
Consolidated Freightways Corp./(1)/            127          385
Catalytica Energy Systems Inc./(1)/             50          383
PRI Automation Inc./(1)/                        38          381
Alico Inc.                                      15          380
Keynote Systems Inc./(1)/                       50          380
Airtran Holdings Inc./(1)/                      89          377
American Management Systems Inc./(1)/           31          372
American West Holdings Corp. "B"/(1)/          196          363
Royal Bancshares of Pennsylvania "A"            20          355
NCH Corp.                                        9          353
Maxwell Technologies Inc./(1)/                  54          351
BE Aerospace Inc./(1)/                          46          350
DRS Technologies Inc./(1)/                      10          347
Value Line Inc.                                  9          345
Finova Group Inc./(1)/                         300          336
Revlon Inc. "A"/(1)/                            64          336
H Power Corp./(1)/                             107          334
Celeritek Inc./(1)/                             28          331
CPI Corp.                                       23          331
Xanser Corp./(1)/                              174          322
Mesaba Holdings Inc./(1)/                       54          319
Bush Industries Inc. "A"                        36          318
Gartner Group Inc. "A"/(1)/                     35          317
Fred's Inc.                                     12          314
Prize Energy Corp./(1)/                         18          314
Allegiance Telecom Inc./(1)/                   103          310
Amtran Inc./(1)/                                36          310
Texas Regional Bancshares "A"                    9          308
Uniroyal Technology Corp./(1)/                  98          308
Roxio Inc./(1)/                                 20          304
Chiles Offshore Inc./(1)/                       15          303
General Communication Inc. "A"/(1)/             25          302
Comdisco Inc.                                  504          297
Resortquest International Inc./(1)/             99          297
Kendle International Inc./(1)/                  15          296
Key3Media Group Inc./(1)/                       74          293
Talbots Inc. (The)                              13          292
NMS Communications Corp./(1)/                  185          289
Charles River Laboratories
  International Inc./(1)/                        8          283
Mastec Inc./(1)/                                55          280
Medallion Financial Corp.                       34          280
Churchill Downs Inc.                            10          278
Speedway Motorsports Inc./(1)/                  14          278
IDX Systems Corp./(1)/                          27          277
Tremont Corp.                                   10          275
MEMC Electronics Materials Inc./(1)/           255          268
CorVel Corp./(1)/                               10          263
ITC DeltaCom Inc./(1)/                         219          263
Global Imaging Systems Inc./(1)/                15          262
7-Eleven Inc./(1)/                              27          261
Infogrames Inc./(1)/                            76          258

--------------------------------------------------------------------------------
iShares Schedules of Investments                                         page 85
iShares Russell 3000 Value Index Fund
Schedule of Investments (continued)
September 30, 2001 (Unaudited)

Security                                    Shares        Value
---------------------------------------------------------------

COMMON STOCKS (CONTINUED)
---------------------------------------------------------------
Lightpath Technologies Inc. "A"/(1)/           144  $       256
Adelphia Business Solutions Inc./(1)/          239          253
Value City Department Stores Inc./(1)/          72          248
Perini Corp./(1)/                               38          247
AmeriPath Inc./(1)/                              9          236
Cooper Companies Inc.                            5          234
Century Aluminum Company                        29          232
Antigenics Inc./(1)(2)/                         18          229
Acclaim Entertainment Inc./(1)/                 85          228
Register.com/(1)/                               23          228
Spiegel Inc. "A"                                32          226
Intergraph Corp./(1)/                           25          224
Red Hat Inc./(1)/                               63          221
Salton Inc./(1)(2)/                             25          214
Student Loan Corp.                               3          212
Troy Financial Corp.                            10          211
Seaboard Corp.                                   1          210
SJNB Financial Corp.                             5          209
KCS Energy Inc./(1)/                            59          208
Vans Inc./(1)/                                  18          207
Liqui-Box Corp.                                  5          206
Net2Phone Inc./(1)/                             68          206
Walter Industries Inc.                          23          206
Cygnus Inc./(1)/                                36          201
Maui Land & Pineapple Co./(1)/                  10          200
Remington Oil & Gas Corp./(1)/                  15          196
Guess ? Inc./(1)/                               30          193
InterMune Inc./(1)/                              5          191
Newpark Resources Inc./(1)/                     28          189
Federal-Mogul Corp.                            288          187
Meritage Corp./(1)/                              5          185
Holly Corp.                                     10          181
Natures Sunshine Products Inc.                  15          172
Sorrento Networks Corp./(1)(2)/                 86          172
Stein Mart Inc./(1)/                            21          172
Boston Communications Group Inc./(1)/           15          168
Selectica Inc./(1)/                             70          168
Urban Outfitters Inc./(1)/                      15          168
Photronics Inc./(1)/                             9          166
United Natural Foods Inc./(1)/                   9          164
Anaren Microwave Inc./(1)/                      10          163
Commercial Bank of New York                      5          163
Westpoint Stevens Inc.                          92          163
Lindsay Manufacturing Co.                        9          160
Simpson Manufacturing Co. Inc./(1)/              3          159
CompX International Inc.                        15          157
Western Gas Resources Inc.                       6          156
Sunrise Telecom Inc./(1)/                       30          150
ZixIt Corp./(1)/                                31          149
Energy Partners Ltd./(1)/                       21          147
National Golf Properties Inc.                    9          144
DoubleClick Inc./(1)/                           25          142
Berry Petroleum Co. "A"                          9          139
IGEN International Inc./(1)/                     5          138
Specialty Laboratories Inc./(1)/                 5          138
ANADIGICS Inc./(1)/                             11          134
Mesa Air Group Inc./(1)/                        41          134
iBasis Inc./(1)/                               300          126
CCBT Financial Companies Inc.                    5          125
RailAmerica Inc./(1)/                           10          125
ANC Rental Corp./(1)/                          234          122
Callon Petroleum Corp./(1)/                     18          122
Interland Inc./(1)/                            114          120
Boston Beer Co Inc. "A"/(1)/                    10          118
Valuevision International Inc. "A"/(1)/          9          116
Centennial Bancorp                              15          113
American Realty Investors Inc./(1)/             10          111
AT&T Latin America Corp./(1)/                   62          109
Midway Games Inc./(1)(2)/                        9          109
SureBeam Corporation "A"/(1)/                   13          108
VA Linux Systems Inc./(1)/                      97          102
At Home Corp. "A"/(1)/                         676          101
Ocular Sciences Inc./(1)/                        5          101
National Beverage Corp./(1)/                    10          100
TiVo Inc./(1)/                                  30          100
Quiksilver Inc./(1)/                             8           99
UnitedGlobalCom Inc. "A"/(1)(2)/                42           97
Southwestern Energy Company/(1)/                 8           95
C&D Technologies Inc.                            5           92
Agile Software Corp./(1)/                       10           91
Cato Corp. "A"                                   6           90
Turnstone Systems Inc./(1)/                     30           90
Peregrine Pharmaceuticals/(1)/                  90           89
Covansys Corporation/(1)/                       10           87
Tetra Technologies Inc./(1)/                     5           87
Allscripts Healthcare Solutions Inc./(1)/       20           84
Centennial Cellular Corp. "A"/(1)/               9           81
Datastream Systems Inc./(1)/                    27           81
Hayes Lemmerz International Inc./(1)/           81           81
Polaroid Corp.                                 156           81

--------------------------------------------------------------------------------
  page 86                                                               i|Shares
iShares Russell 3000 Value Index Fund
Schedule of Investments (continued)
September 30, 2001 (Unaudited)

Security                                    Shares        Value
---------------------------------------------------------------

COMMON STOCKS (continued)
---------------------------------------------------------------
Avant! Corp./(1)/                               27  $        80
Oak Technology Inc./(1)/                        10           78
Gulf Island Fabrication Inc./(1)/                9           77
NATCO Group Inc. "A"/(1)/                       10           77
OSCA Inc./(1)/                                   5           77
Cohu Inc.                                        5           75
Caminus Corp./(1)/                               5           73
Oglebay Norton Co.                               5           73
Ventiv Health Inc./(1)/                         18           73
CoStar Group Inc./(1)/                           4           72
Act Manufacturing Inc./(1)/                     15           67
Liberty Livewire Corporation "A"/(1)/           10           67
Oil States International Inc./(1)/              10           66
Beacon Power Corporation/(1)/                   40           61
Copper Mountain Networks Inc./(1)/              74           59
Choice One Communications Inc./(1)/             35           57
Network Plus Corp./(1)/                         55           56
Pinnacle Holdings Inc./(1)/                    140           55
I-many Inc./(1)/                                20           46
SignalSoft Corp./(1)/                           10           39
Priceline.com Inc./(1)/                         10           38
ON Semiconductor Corp./(1)/                     18           33
Kana Communications Inc./(1)/                   90           32
Frontline Capital Group Inc./(1)/              342           31
Tellium Inc./(1)(2)/                             5           25
Peco II Inc./(1)/                                5           24
Millennium Cell Inc./(1)/                        5           19
Divine Inc. "A"/(1)/                            10            6
VerticalNet Inc./(1)/                           15            5
---------------------------------------------------------------

TOTAL COMMON STOCKS
(Cost: $36,096,780)                                  33,313,972
---------------------------------------------------------------

Security                                  Principal        Value
----------------------------------------------------------------

SHORT TERM INSTRUMENTS - 2.29%
----------------------------------------------------------------
Dreyfus Money Market Fund/(3)/            $274,451   $   274,451
Goldman Sachs Financial Square Prime
  Obligation Fund/(3)/                     138,029       138,029
Providian Temp Cash Money Market Fund/(3)/ 350,161       350,161
----------------------------------------------------------------

TOTAL SHORT TERM INSTRUMENTS
(Cost: $762,641)                                         762,641
----------------------------------------------------------------

REPURCHASE AGREEMENT - 0.02%
----------------------------------------------------------------
Investors Bank & Trust Tri-Purchase
  Agreement, dated 09/28/01, due 10/01/01,
  with a maturity value of $7,443 and an
  effective yield of 2.90%.                  7,441         7,441
----------------------------------------------------------------

TOTAL REPURCHASE AGREEMENT
(Cost: $7,441)                                             7,441
----------------------------------------------------------------
TOTAL INVESTMENTS IN SECURITIES -- 102.15%
(Cost $36,866,862)                                    34,084,054
----------------------------------------------------------------
Other Assets, Less Liabilities -- (2.15%)               (716,997)
----------------------------------------------------------------
NET ASSETS -- 100.00%                                $33,367,057
================================================================

(1)  Non-income earning securities.
(2)  Denotes all or part of security on loan. See Note 5.
(3) Represents investment of collateral received from securities lending transactions. See Note 5.

See notes to financial statements.

--------------------------------------------------------------------------------
iShares Schedules of Investments                                         page 87
iShares Russell 2000 Index Fund
Schedule Of Investments
September 30, 2001 (Unaudited)

Security                                                  Shares           Value
--------------------------------------------------------------------------------

COMMON STOCKS - 99.71%
--------------------------------------------------------------------------------
TriQuint Semiconductor Inc./(1)/(2)/                     292,078     $ 4,670,326
New York Community Bancorp                               184,672       4,286,226
Sensormatic Electronics Corp./(1)/(2)/                   178,629       4,212,072
Alliant Techsystems Inc./(1)/                             47,803       4,091,937
LifePoint Hospitals Inc./(1)/(2)/                         86,541       3,807,804
Ball Corp.                                                62,252       3,728,895
Dean Foods Co.                                            80,524       3,724,235
IndyMac Bancorp Inc./(1)/                                136,128       3,690,430
Dial Corp./(2)/                                          213,495       3,533,342
Suiza Foods Corp./(1)/(2)/                                55,578       3,509,195
Coventry Health Care Inc./(1)/                           146,865       3,466,014
AmerUs Group Co.                                          96,373       3,392,330
Sierra Pacific Resources Corp.                           222,755       3,363,601
Renal Care Group Inc./(1)/                               108,953       3,352,484
Citizens Banking Corp.                                   104,155       3,341,292
Andrew Corp./(1)/                                        183,139       3,329,467
StanCorp Financial Group Inc.                             68,779       3,328,904
Charles River Laboratories International Inc./(1)/(2)/    94,036       3,326,053
Colonial BancGroup Inc.                                  254,575       3,258,560
Doral Financial Corp.                                     83,838       3,252,914
United Dominion Realty Trust                             226,712       3,237,447
Post Properties Inc.                                      86,697       3,214,725
Peoples Energy Corp.                                      79,606       3,165,135
BRE Properties Inc. "A"                                  104,732       3,136,723
Lee Enterprises Inc.                                      98,551       3,121,110
First American Corp.                                     153,263       3,103,576
Fisher Scientific InternationalInc./(1)/(2)/             121,548       3,087,319
Weingarten Realty Investors                               63,405       3,081,483
First Midwest Bancorp Inc.                                89,665       3,028,884
RGS Energy Group Inc.                                     77,769       3,009,660
Highwoods Properties Inc.                                121,056       2,996,136
Camden Property Trust                                     80,568       2,989,073
Edwards Lifesciences Corp./(1)/                          132,671       2,971,830
WGL Holdings Inc.                                        109,260       2,938,001
Novell Inc./(1)/                                         798,227       2,921,511
Hudson United Bancorp                                    104,619       2,902,131
Independence Community Bank Corp.                        133,040       2,890,959
Steris Corp./(1)/                                        146,835       2,886,776
Bancorp South Inc.                                       185,712       2,859,965
Hawaiian Electric Industries Inc./(2)/                    72,965       2,845,635
Affiliated Managers Group Inc./(1)/(2)/                   49,858       2,832,433
Fleming Companies Inc.(2)                                 93,543       2,759,518
Techne Corp./(1)/                                         93,210       2,743,170
CBRL Group Inc.                                          124,455       2,734,276
Commercial Federal Corp.                                 112,462       2,729,453
Scholastic Corp./(1)/                                     62,402       2,714,487
Westamerica Bancorp                                       75,022       2,704,543
First Industrial Realty Trust                             89,056       2,671,680
Philadelphia Suburban Corp.                              101,594       2,667,858
Michaels Stores Inc./(1)/                                 72,575       2,651,891
National Data Corp./(2)/                                  72,464       2,608,704
Province Healthcare Co./(1)/                              70,883       2,604,241
Career Education Corp./(1)/                               46,762       2,571,910
Smith (Charles E) Residential Realty Inc.                 49,685       2,558,778
Whitney Holding Corp.                                     59,366       2,552,738
Donaldson Co. Inc.                                        88,248       2,543,307
Park National Corp.                                       26,236       2,538,333
United Bancshares Inc.                                    92,801       2,505,627
Harsco Corp.                                              89,663       2,489,045
York International Corp.                                  86,755       2,484,663
Rayonier Inc.                                             61,276       2,479,840
Titan Corp. (The)/(1)/(2)/                               126,017       2,469,933
IKON Office Solutions Inc.                               319,118       2,463,591
AGL Resources Inc.                                       123,274       2,461,782
Brown & Brown Inc.                                        46,822       2,439,426
InterMune Inc./(1)/                                       63,613       2,433,197
Respironics Inc./(1)/                                     68,213       2,425,654
DQE Inc./(2)/                                            125,761       2,419,642
Harman International Industries Inc.                      72,064       2,414,144
BorgWarner Inc./(2)/                                      59,196       2,385,599
HRPT Properties Trust                                    292,903       2,384,230
Covance Inc./(1)/                                        132,798       2,378,412
Ryder System Inc.                                        118,671       2,372,233
O'Reilly Automotive Inc./(1)/                             82,775       2,371,504
Roper Industries Inc.                                     65,844       2,369,726
Liberate Technologies Inc./(1)/                          236,696       2,357,492
Illuminet Holdings Inc.(1)                                61,445       2,354,572
Apria Healthcare Group Inc.(1)                            90,874       2,353,637
Copart Inc./(1)/                                          83,999       2,352,812
Performance Food Group Co./(1)/                           82,448       2,352,241
Healthcare Realty Trust                                   91,677       2,337,763
Global Payments Inc.                                      79,044       2,323,894
Jack in the Box Inc./(1)/                                 82,984       2,323,552
AptarGroup Inc.                                           72,967       2,320,351
Tupperware Corp.                                         116,170       2,316,430
Raymond James Financial Inc.                              84,904       2,305,144
Swift Transportation Co. Inc./(1)/(2)/                   130,200       2,304,540
Thomas & Betts Corp.                                     130,850       2,287,258
Corn Products International Inc.                          79,435       2,282,168
Ruby Tuesday Inc.                                        144,274       2,265,102
KB HOME/(2)/                                              79,659       2,263,112
Perot Systems Corp. "A"/(1)/                             138,680       2,239,682
Greater Bay Bancorp/(2)/                                  96,218       2,238,993

--------------------------------------------------------------------------------

  page 88                                                               i|Shares
iShares Russell 2000 Index Fund
Schedule Of Investments (Continued)
September 30, 2001 (Unaudited)

Security                                                  Shares           Value
--------------------------------------------------------------------------------
COMMON STOCKS (continued)
--------------------------------------------------------------------------------
Zebra Technologies Corp. "A"/(1)/                         59,608     $ 2,232,916
Beverly Enterprises Inc./(1)/                            218,383       2,227,507
Mid Atlantic Medical Services Inc./(1)/                  105,753       2,220,813
Public Service Company of New Mexico                      88,015       2,218,858
Furniture Brands International Inc./(1)/                 113,421       2,209,441
Plexus Corp./(1)/(2)/                                     93,690       2,209,210
Applebee's International Inc.                             74,859       2,208,340
Centerpoint Properties Corp.                              46,243       2,208,103
Kennametal Inc.                                           68,853       2,197,788
IMC Global Inc.                                          243,661       2,192,949
Inverness Medical Technology Inc./(1)/                    59,183       2,186,812
GTECH Holdings Corp./(1)/                                 63,195       2,182,755
RPM Inc.                                                 229,992       2,173,424
Alamosa Holdings Inc./(1)/                               155,716       2,156,667
CEC Entertainment Inc./(1)/                               62,785       2,140,968
United Stationers Inc./(1)/                               71,618       2,139,230
ArvinMeritor Inc.                                        149,617       2,138,027
Alexander & Baldwin Inc.                                  91,314       2,137,661
Commerce Group Inc.                                       56,215       2,136,170
Piedmont Natural Gas Co.                                  68,172       2,122,876
THQ Inc./(1)/(2)/                                         49,167       2,121,556
Church & Dwight Co. Inc.                                  82,048       2,120,941
Wiley (John) & Sons Inc. "A"                             101,489       2,119,090
Accredo Health Inc./(1)/                                  58,140       2,116,296
Graco Inc.                                                70,033       2,114,997
Pittston Brink's Group                                   116,496       2,108,578
Ascential Software Corp./(1)/                            636,658       2,100,971
Cytec Industries Inc./(1)/                                90,534       2,095,862
Nationwide Health Properties Inc.                        106,315       2,089,090
Perrigo Co./(1)/                                         136,771       2,072,081
NVR Inc./(1)/                                             14,726       2,069,150
CommScope Inc./(1)/                                      115,713       2,067,791
Berkley (W.R.) Corp.                                      42,729       2,050,992
WPS Resources Corp./(2)/                                  59,607       2,050,481
Universal Corporation                                     61,432       2,049,986
Washington Real Estate Investment Trust                   86,205       2,044,783
Cheesecake Factory (The)(1)                               85,187       2,040,229
Corporate Executive Board Co. (The)/(1)/                  78,200       2,039,456
Incyte Genomics Inc./(1)/                                149,231       2,038,495
NetIQ Corp./(1)/                                          89,432       2,036,367
Shurgard Storage Centers Inc. "A"                         67,393       2,031,225
Developers Diversified Realty Corp.                      113,010       2,028,529
Diagnostic Products Corp.                                 48,038       2,028,164
Dole Food Co.                                             94,726       2,027,136
Sensient Technologies Corp.                              108,368       2,018,896
Cooper Tire & Rubber Co.                                 141,215       2,010,902
CIMA Labs Inc./(1)/(2)/                                   33,064       2,008,638
Polaris Industries Partners LP "A"                        52,203       2,003,551
Pennzoil-Quaker State Co.                                178,522       1,995,876
Cousins Properties Inc.                                   80,349       1,988,638
Silicon Valley Bancshares/(1)/                            98,321       1,986,084
ONEOK Inc.                                               119,507       1,979,036
Atmos Energy Corp./(2)/                                   91,422       1,974,715
Community First Bankshares Inc.                           82,186       1,974,108
Downey Financial Corp.                                    44,672       1,971,375
Susquehanna Bancshares Inc.                               88,399       1,966,878
Electronics For Imaging Inc./(1)/                        120,646       1,964,117
AMETEK Inc.                                               74,727       1,963,826
Cubist Pharmaceuticals Inc./(1)/                          59,922       1,963,644
Reckson Associates Realty Corp./(2)/                      81,178       1,960,449
Zale Corp./(1)/                                           73,886       1,956,501
99 Cents Only Stores/(1)/                                 60,250       1,949,087
Alfa Corp.                                                88,234       1,948,207
Realty Income Corp.                                       66,974       1,942,246
Tetra Tech Inc./(1)/                                      87,861       1,941,728
Dal-Tile International Inc./(1)/                         125,766       1,935,539
NPS Pharmaceuticals Inc./(1)/                             61,892       1,931,030
Cleco Corp.                                               93,551       1,928,086
Prentiss Properties Trust                                 70,031       1,925,853
Alpha Industries Inc./(1)/(2)/                            98,974       1,917,126
National Service Industries Inc./(2)/                     92,666       1,913,553
TrustCo Bank Corp.                                       139,205       1,912,677
Carlisle Companies Inc.                                   68,081       1,908,310
Idex Corp./(2)/                                           68,762       1,901,269
Fair Isaac and Co. Inc.                                   40,179       1,897,654
Cabot Industrial Trust                                    92,441       1,895,040
Mueller Industries Inc./(1)/                              66,011       1,894,516
American Greetings Corp. "A"/(2)/                        142,824       1,890,990
Varian Semiconductor Equipment Associates Inc./(1)/       73,107       1,889,816
Invacare Corp.                                            46,598       1,887,219
Dillards Inc. "A"                                        142,086       1,871,273
Pediatrix Medical Group Inc./(1)/                         45,807       1,868,468
Longs Drug Stores Corp.                                   68,220       1,855,584
Black Box Corp./(1)/(2)/                                  44,080       1,854,886
Alpharma Inc. "A"/(2)/                                    64,248       1,850,342
Sl Green Realty Corp./(2)/                                58,523       1,844,645
US Freightways Corp.                                      59,119       1,844,513
American Capital Strategies Ltd.                          67,277       1,842,717
Price Communications Corp./(1)/                          108,649       1,841,601
Health Care REIT Inc.                                     72,849       1,835,795
Cell Therapeutics Inc./(1)/(2)/                           75,790       1,822,749
Federal Signal Corp.                                     102,620       1,810,217
Coherent Inc./(1)/                                        63,709       1,809,336

--------------------------------------------------------------------------------

iShares Schedules of Investments                                         page 89
iShares Russell 2000 Index Fund
Schedule Of Investments (Continued)
September 30, 2001 (Unaudited)

Security                                                  Shares           Value
--------------------------------------------------------------------------------
COMMON STOCKS (continued)
--------------------------------------------------------------------------------
Granite Construction Inc.                                 70,282     $ 1,802,030
Trinity Industries Inc.                                   83,173       1,800,695
Varian Inc./(1)/                                          69,999       1,783,575
Chesapeake Energy Corp./(1)/                             315,538       1,782,790
Federal Realty Investment Trust                           80,899       1,779,778
Pier 1 Imports Inc.                                      213,894       1,775,320
Lancaster Colony Corp.                                    63,306       1,773,201
Donnelley (R.H.) Corp./(1)/                               67,736       1,769,264
New Jersey Resources Corp.                                40,000       1,768,400
Crompton Corp.                                           254,579       1,764,232
Forest City Enterprises Inc. "A"                          36,748       1,763,904
IDEXX Laboratories Inc./(1)/                              75,110       1,755,321
Stillwater Mining Co./(1)/                                87,144       1,753,337
Adaptec Inc./(1)/                                        222,991       1,752,709
Vintage Petroleum Inc.                                   109,746       1,739,474
Pacific Capital Bancorp                                   59,881       1,734,753
Southwest Bancorp of Texas Inc./(1)/(2)/                  58,299       1,734,395
eFunds Corp./(1)/(2)/                                    104,059       1,732,582
Chittenden Corp.                                          67,924       1,725,270
CV Therapeutics Inc./(1)/(2)/                             44,194       1,717,379
La-Z-Boy Inc.                                            108,747       1,717,115
Arbitron Inc./(1)/                                        65,584       1,715,677
Potlatch Corp.                                            63,466       1,712,947
ITT Educational Services Inc./(1)/                        53,495       1,711,840
Regis Corp.                                               81,626       1,710,881
Bruker Daltonics Inc./(1)/(2)/                           102,914       1,708,372
Scios Inc./(1)/(2)/                                      102,111       1,707,296
Worthington Industries Inc.                              151,721       1,706,861
Neurocrine Biosciences Inc./(1)/                          52,921       1,694,530
Airgas Inc./(1)/                                         127,382       1,690,359
Cambrex Corp.                                             50,269       1,685,520
Flowserve Corp./(1)/(2)/                                  85,064       1,680,014
Gables Residential Trust                                  54,256       1,663,489
Minerals Technologies Inc.                                44,013       1,661,051
Jeffries Group Inc.                                       50,267       1,658,811
UGI Corp.                                                 61,196       1,658,412
Waste Connections Inc./(1)/                               61,132       1,650,564
Microsemi Corp./(1)/                                      63,288       1,648,652
First Commonwealth Financial Corp.                       131,420       1,636,179
Keane Inc./(1)/                                          119,865       1,636,157
Ohio Casualty Corp.                                      125,820       1,634,402
Interstate Bakeries Corp.                                 63,685       1,623,968
American Italian Pasta Co. "A"/(1)/                       37,369       1,616,209
Horace Mann Educators Corp.                               91,328       1,611,939
Vector Group Ltd./(2)/                                    37,711       1,611,779
Pathmark Stores Inc./(1)/                                 67,716       1,611,641
Gartner Group Inc. "A"/(1)/                              177,864       1,609,669
Powerwave Technologies Inc./(1)/                         134,586       1,604,265
Edwards (J.D.) & Co./(1)/                                224,967       1,601,765
Wisconsin Central Transportation Corp./(1)/               93,411       1,595,460
Southern Union Co./(1)/                                   75,980       1,590,261
Essex Property Trust Inc.                                 32,346       1,588,189
US Oncology Inc.(1)                                      213,090       1,587,521
Sybron Dental Specialties Inc./(1)/                       85,243       1,585,520
Kansas City Southern Industries Inc./(1)/                132,041       1,584,492
Harleysville Group Inc.                                   66,010       1,583,580
Commerce One Inc./(1)/                                   642,301       1,580,060
Macromedia Inc./(1)/                                     130,118       1,575,729
Ilex Oncology Inc./(1)/                                   59,560       1,564,046
Lincoln Electric Holding Inc.                             70,890       1,560,998
Tom Brown Inc./(1)/                                       74,676       1,560,728
Sylvan Learning Systems Inc./(1)/                         68,147       1,560,566
Tecumseh Products Co. "A"                                 34,257       1,559,721
Petsmart Inc./(1)/                                       221,536       1,559,613
Credence Systems Corp./(1)/                              129,311       1,558,198
Mercury Computer Systems Inc./(1)/(2)/                    41,466       1,557,048
Macerich Co. (The)                                        70,443       1,556,790
Stone Energy Corp./(1)/                                   48,308       1,555,518
Otter Tail Power Co.                                      54,731       1,551,624
Imation Corp./(1)/                                        74,234       1,551,491
Footstar Inc./(1)/(2)/                                    44,826       1,550,980
RehabCare Group Inc./(1)/                                 35,533       1,546,041
Banta Corp.                                               55,467       1,545,865
Toll Brothers Inc./(1)/                                   52,081       1,545,243
Haemonetics Corp./(1)/                                    44,629       1,544,610
Owens & Minor Inc.                                        75,981       1,542,414
KV Pharmaceuticals Co. "B"/(1)/                           52,198       1,534,621
Modine Manufacturing Co.                                  62,295       1,531,211
Timken Co.                                               111,584       1,528,701
El Paso Electric Co./(1)/                                116,152       1,527,399
Louisiana-Pacific Corp.                                  234,933       1,527,065
Kopin Corp./(1)/(2)/                                     146,394       1,526,889
Spinnaker Exploration Co./(1)/                            43,138       1,526,222
PSS World Medical Inc./(1)/                              159,896       1,525,408
UMB Financial Corp.                                       36,746       1,524,959
South Financial Group Inc. (The)/(2)/                     95,965       1,520,086
American Financial Holdings Inc.                          61,791       1,516,969
Technitrol Inc.                                           68,022       1,516,891
Briggs & Stratton Corp./(2)/                              48,550       1,515,245
F.N.B. Corp./(2)/                                         57,619       1,506,737
Staten Island Bancorp Inc.                                61,087       1,505,795
Linens 'N Things Inc./(1)/                                80,830       1,501,821
Liberty Corp.                                             37,778       1,501,676
LNR Property Corp.                                        50,064       1,499,417

--------------------------------------------------------------------------------

  page 90                                                               i|Shares
iShares Russell 2000 Index Fund
Schedule Of Investments (Continued)
September 30, 2001 (Unaudited)

Security                                                  Shares           Value
--------------------------------------------------------------------------------
COMMON STOCKS (continued)
--------------------------------------------------------------------------------
CH Energy Group Inc.                                      36,813     $ 1,494,608
Millennium Chemicals Inc.                                142,434       1,494,133
Matthews International Corp. "A"                          67,620       1,491,697
Avocent Corporation/(1)/                                 100,214       1,491,184
VISX Inc./(1)/                                           112,255       1,485,134
Summit Properties Inc.                                    56,489       1,482,836
Ferro Corp./(2)/                                          63,867       1,480,437
Veeco Instruments Inc./(1)/                               55,851       1,480,052
Ventas Inc.                                              136,158       1,477,314
Anixter International Inc./(1)/(2)/                       59,570       1,476,145
Aeroflex Inc./(1)/                                       134,063       1,474,693
LTX Corp./(1)/                                           108,301       1,473,977
Cooper Companies Inc.                                     31,418       1,473,504
HNC Software Inc./(1)/                                    78,771       1,473,018
Exar Corp./(1)/                                           85,047       1,471,313
Blyth Inc.                                                73,520       1,462,313
Too Inc./(1)/                                             69,626       1,461,450
Fuller (H. B.) Co.                                        31,782       1,455,616
Texas Industries Inc.                                     47,030       1,453,227
Annaly Mortgage Management Inc.                          100,539       1,452,789
Avista Corp.                                             106,777       1,452,167
Ryland Group Inc.                                         30,342       1,447,010
Hilb Rogal & Hamilton Co.                                 31,642       1,443,192
ADVO Inc./(1)/                                            42,271       1,437,214
Sonic Corp./(1)/                                          47,391       1,436,895
Harland (John H.) Co.                                     65,537       1,435,260
Pharmaceutical Resources Inc./(1)/(2)/                    39,959       1,428,534
Republic Bancorp Inc.                                     99,664       1,426,192
Chelsea Property Group Inc.                               31,367       1,425,630
International Bancshares Corp.                            36,997       1,424,385
Pan Pacific Retail Properties Inc.                        53,788       1,417,314
Bob Evans Farms Inc.                                      78,278       1,415,266
MSC Industrial Direct Co. Inc. "A"/(1)/                   88,624       1,411,780
Energen Corp.                                             62,718       1,411,155
Superior Industries International Inc.                    42,346       1,406,311
Cognex Corp./(1)/                                         71,522       1,403,262
Plains Resource Inc./(1)/                                 53,968       1,403,168
Syncor International Corp./(1)/                           43,807       1,394,377
LandAmerica Financial Group Inc.                          41,794       1,389,651
Southwest Gas Corp.                                       65,542       1,389,490
Education Management Corp./(1)/                           45,683       1,386,936
Storage USA Inc.                                          34,810       1,378,476
Flowers Foods Inc./(1)/                                   38,020       1,378,225
Transkaryotic Therapies Inc./(1)/(2)/                     50,782       1,378,223
Kilroy Realty Corp.                                       55,224       1,377,839
Trimeris Inc./(1)/                                        39,090       1,372,059
AmeriPath Inc./(1)/                                       52,209       1,371,008
Seacor Smit Inc./(1)/                                     38,285       1,366,775
Rambus Inc./(1)/(2)/                                     185,600       1,366,016
Wallace Computer Services Inc.                            85,792       1,364,093
Stewart & Stevenson Services Inc.                         56,629       1,363,626
Oshkosh Truck Corp.                                       37,500       1,358,250
PolyOne Corp.                                            174,117       1,358,113
Manitowoc Co. Inc.                                        56,009       1,357,658
Key Energy Services Inc./(1)/                            212,878       1,353,904
American Medical Systems Holdings Inc./(1)/               70,976       1,353,512
Overseas Shipholding Group Inc./(2)/                      61,478       1,352,516
Chateau Communities Inc.                                  45,733       1,346,837
Regency Centers Corp.                                     52,235       1,345,051
Electro Scientific Industries Inc./(1)/                   61,255       1,344,547
AGCO Corp.                                               148,441       1,343,391
Direct Focus Inc./(1)/(2)/                                67,403       1,341,310
Activision Inc./(1)/(2)/                                  49,147       1,337,781
Selective Insurance Group Inc.                            57,190       1,334,243
UIL Holdings Corporation                                  27,957       1,333,269
Florida Rock Industries Inc.                              42,157       1,329,632
Owens-Illinois Inc./(1)/                                 329,586       1,328,232
Argosy Gaming Co./(1)/                                    50,687       1,327,999
Thoratec Labs Corp./(1)/(2)/                              79,996       1,323,134
Cryolife Inc./(1)/                                        35,162       1,322,443
Northwest Natural Gas Co.                                 56,519       1,321,979
Alexandria Real Estate Equities Inc.                      33,434       1,318,971
Eclipsys Corp./(1)/(2)/                                   98,867       1,314,931
Plantronics Inc./(1)/(2)/                                 76,950       1,311,998
Covanta Energy Corporation/(1)/                          112,070       1,308,978
Ralcorp Holdings Inc./(1)/                                67,260       1,308,880
Chemical Financial Corp.                                  48,181       1,308,114
Regeneron Pharmaceuticals Inc./(1)/                       58,773       1,307,112
Kaydon Corp.                                              62,377       1,305,551
AMCORE Financial Inc.                                     57,381       1,303,696
Administaff Inc./(1)/                                     49,973       1,299,298
Men's Wearhouse Inc. (The)/(1)/                           71,304       1,289,176
Isis Pharmaceuticals Inc./(1)/(2)/                        75,502       1,287,309
Dreyer's Grand Ice Cream Inc.                             44,084       1,280,640
Anchor Gaming/(1)/                                        30,806       1,278,449
Choice Hotels International Inc./(1)/                     77,312       1,275,648
La Quinta Properties Inc./(1)/                           289,325       1,273,030
Reliance Steel & Aluminum Co.                             53,554       1,272,443
First Financial Bancorp                                   81,931       1,270,750
Evergreen Resources Inc./(1)/                             37,238       1,264,230
Home Properties of NY Inc.                                39,932       1,263,448
NBTY Inc./(1)/                                            95,974       1,263,018
UCBH Holdings Inc.                                        43,255       1,262,181

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iShares Schedules Of Investments                                         page 91
iShares Russell 2000 Index Fund
Schedule of Investments (continued)
September 30, 2001 (Unaudited)

Security                                       Shares           Value
---------------------------------------------------------------------

COMMON STOCKS (continued)
---------------------------------------------------------------------
Stericycle Inc./(1)/                           30,261    $  1,261,278
CBL & Associates Properties Inc.               46,167       1,258,051
Delta & Pine Land Co.                          74,090       1,258,048
Wolverine World Wide Inc.                      93,526       1,256,989
Insight Enterprises Inc./(1)/                  88,512       1,251,560
Stewart Enterprises Inc. "A"/(1)/             215,594       1,250,445
Cell Genesys Inc./(1)(2)/                      77,784       1,244,544
Impath Inc./(1)/                               36,036       1,243,602
AmSurg Corp./(1)/                              45,026       1,240,466
S&T Bancorp Inc.                               52,991       1,239,989
Cabot Oil & Gas Corp. "A"                      62,028       1,237,459
Concurrent Computer Corp./(1)/                135,963       1,234,544
Sun Communities Inc.                           33,588       1,231,000
Mentor Corp.                                   48,651       1,230,870
G&K Services Inc. "A"                          46,222       1,227,194
Montana Power Co.                             233,479       1,225,765
First BanCorp.                                 47,379       1,225,221
CAL Dive International Inc./(1)/               73,246       1,220,278
Wausau-Mosinee Paper Corp.                    104,159       1,218,660
Capitol Federal Financial                      63,662       1,216,581
East West Bancorp Inc.                         51,970       1,215,578
Landstar System Inc./(1)/                      18,991       1,215,424
Bally Total Fitness Holding Corp./(1)(2)/      59,580       1,210,070
Cerus Corp./(1)/                               25,605       1,209,836
Collins & Aikman Corp./(1)/                   196,694       1,209,668
Advanced Digital Information Corp./(1)/       117,320       1,209,569
AnnTaylor Stores Corp./(1)/                    55,170       1,209,326
Brandywine Realty Trust                        56,585       1,206,958
Claire's Stores Inc.                           95,050       1,202,382
Kulicke & Soffa Industries Inc./(1)(2)/       110,246       1,201,681
Media General Inc. "A"                         27,685       1,200,422
Provident Bankshares Corp.                     57,948       1,199,524
Brady Corp. "A"                                40,155       1,196,619
Scotts Co. (The) "A"/(1)/                      35,053       1,195,307
Atlantic Coast Airlines Holdings Inc./(1)/     89,517       1,190,576
Alaska Air Group Inc./(1)/                     59,581       1,189,833
Toro Co.                                       28,195       1,187,010
CLARCOR Inc.                                   49,658       1,186,826
MAF Bancorp Inc.                               41,403       1,186,610
Adolor Corporation/(1)/                        69,939       1,184,067
Western Gas Resources Inc.                     45,440       1,182,803
Surmodics Inc./(1)(2)/                         29,455       1,176,727
Hughes Supply Inc.                             52,754       1,176,414
Chico's FAS Inc./(1)(2)/                       49,930       1,175,852
Albany Molecular Research Inc./(1)/            47,344       1,175,552
UICI/(1)/                                      86,177       1,174,593
AirGate PCS Inc./(1)(2)/                       26,386       1,172,066
Ryan's Family Steak Houses Inc./(1)/           68,456       1,171,967
NorthWestern Corp.                             53,249       1,171,478
Elantec Semiconductor Inc./(1)/                50,977       1,169,922
FYI Inc./(1)/                                  31,149       1,168,710
Cable Design Technologies Corp./(1)/           98,616       1,168,600
USEC Inc.                                     181,038       1,164,074
SBA Communications Corp./(1)/                  87,074       1,162,438
Kronos Inc./(1)/                               28,317       1,162,413
Longview Fibre Co.                            114,901       1,160,500
Cymer Inc./(1)/                                68,998       1,155,716
Packard BioScience Company/(1)/               145,389       1,150,027
Olin Corp.                                     78,157       1,148,908
First Charter Corp.                            70,193       1,147,656
Standard-Pacific Corp.                         58,633       1,143,930
Infocus Corp./(1)/                             87,514       1,142,058
Nordson Corp.                                  52,168       1,139,871
Hollywood Entertainment Corp./(1)/             96,818       1,137,611
Cornerstone Realty Income Trust               106,276       1,137,153
Teledyne Technologies Inc./(1)/                71,294       1,137,139
First Citizens Bancshares Inc. "A"             13,635       1,134,296
Pep Boys-Manny Moe & Jack Inc.                102,232       1,129,664
CACI International Inc. "A"/(1)/               20,652       1,128,838
American Management Systems Inc./(1)/          93,795       1,126,478
S1 Corp./(1)/                                 133,131       1,126,288
Virata Corp./(1)/                             112,628       1,124,027
Florida East Coast Industries Inc.             51,082       1,123,804
Dycom Industries Inc./(1)/                     96,592       1,120,467
FactSet Research Systems Inc.                  46,077       1,117,828
Charter Municipal Mortgage Acceptance Corp.    69,962       1,117,293
Yellow Corporation/(1)/                        54,922       1,117,113
BARRA Inc./(1)/                                26,455       1,111,639
Dionex Corp./(1)/                              44,052       1,110,991
GlobeSpan Inc./(1)(2)/                        122,859       1,110,645
Libbey Inc.                                    34,402       1,109,465
MAXIMUS Inc./(1)(2)/                           27,829       1,105,646
Legato Systems Inc./(1)/                      201,121       1,102,143
Leap Wireless International Inc./(1)(2)/       69,971       1,098,545
Smucker (J.M) Company (The)                    42,612       1,092,998
UCAR International Inc./(1)(2)/               122,381       1,089,191
Newport Corp./(2)/                             77,057       1,086,504
SonicWALL Inc./(1)/                            91,339       1,085,107
Photronics Inc./(1)/                           58,733       1,083,624
C&D Technologies Inc.                          58,830       1,082,472
Interactive Data Corp.                         82,431       1,079,846
Terex Corp./(1)/                               60,559       1,078,556
School Specialty Inc./(1)/                     35,234       1,076,751

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

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Schedule of Investments (continued)
September 30, 2001 (Unaudited)

Security                                       Shares           Value
---------------------------------------------------------------------

COMMON STOCKS (continued)
---------------------------------------------------------------------
Albemarle Corp.                                56,947    $  1,076,298
Frontier Financial Corp.                       39,059       1,074,122
Swift Energy Co./(1)/                          51,917       1,070,529
Power Integrations Inc./(1)/                   58,666       1,068,895
Charming Shoppes Inc./(1)/                    217,434       1,067,601
DSP Group Inc./(1)/                            53,367       1,064,672
Interlogix Inc./(1)/                           43,962       1,063,880
IHOP Corp./(1)/                                40,498       1,061,048
Werner Enterprises Inc.                        63,406       1,060,148
Casey's General Store Inc.                     88,849       1,056,415
Texas Regional Bancshares "A"                  30,916       1,056,400
Baldor Electric Co.                            53,044       1,052,923
Trust Company of New Jersey (The)              41,844       1,050,284
Ruddick Corp.                                  68,252       1,044,256
Koger Equity Inc.                              60,312       1,043,398
Brooks Automation Inc./(1)(2)/                 39,147       1,040,919
Belden Inc.                                    55,292       1,039,490
Waypoint Financial Corp.                       78,562       1,039,375
M.D.C. Holdings Inc.                           37,424       1,037,393
Maxygen Inc./(1)/                              65,378       1,036,078
General Communication Inc. "A"/(1)/            85,580       1,035,518
Airborne Inc.                                 108,184       1,033,157
Paxar Corp./(1)/                               80,790       1,030,073
ABM Industries Inc.                            39,878       1,029,251
Arch Chemicals Inc.                            45,341       1,029,241
Aztar Corp./(1)/                               78,520       1,027,042
Kimball International Inc. "B"                 78,032       1,026,901
Thornbury Mortgage Inc.                        61,737       1,022,982
Laclede Gas Co.                                42,493       1,019,832
Immunomedics Inc./(1)/                         84,607       1,012,746
Sunrise Assisted Living Inc./(1)(2)/           39,155       1,011,374
Hot Topic Inc./(1)(2)/                         40,266       1,010,677
Neose Technologies Inc./(1)/                   26,178       1,010,471
Tucker Anthony Sutro Corporation               42,368       1,010,053
FirstFed Financial Corp./(1)/                  38,805       1,008,930
Hutchinson Technology Inc./(1)/                56,631       1,008,032
CVB Financial Corp.                            46,876       1,007,834
Viropharma Inc./(1)(2)/                        39,845       1,006,883
InterCept Group Inc. (The)/(1)/                30,055       1,005,340
Datascope Corp.                                25,924       1,005,333
Frontier Oil Corp.                             58,502       1,003,309
Intergraph Corp./(1)/                         111,984       1,002,257
Harmonic Inc./(1)(2)/                         123,545       1,000,714
ProQuest Company/(1)/                          30,404       1,000,292
Flir Systems Inc./(1)/                         24,364         999,655
Newpark Resources Inc./(1)/                   147,636         996,543
Westport Resources Corp./(1)/                  67,732         995,660
St. Mary Land & Exploration Co.                62,485         995,386
Delphi Financial Group Inc. "A"                29,336         991,557
Rogers Corp./(1)/                              35,188         989,135
Journal Register Co./(1)/                      59,790         986,535
Bay View Capital Corp./(1)/                   140,668         984,676
UniSource Energy Corp.                         70,322         984,508
Patina Oil & Gas Corp.                         42,790         984,170
Duramed Pharmaceuticals Inc./(1)(2)/           48,577         983,198
Gaylord Entertainment Co. "A"/(1)/             48,808         981,041
Sterling Bancshares Inc.                       74,199         980,911
Christopher & Banks Corp./(1)(2)/              32,531         979,508
Terayon Communications Systems Inc./(1)/      137,373         979,469
Bio-Technology General Corp./(1)/             130,579         976,731
Boyds Collection Ltd. (The)/(1)/              118,327         976,198
Vesta Insurance Group                          74,431         975,046
Crawford & Co. "B"                             78,080         972,096
Colonial Properties Trust                      32,889         971,870
Hyperion Solutions Corp./(1)/                  72,563         969,442
Corixa Corp./(1)(2)/                           92,314         969,214
Carpenter Technology Corp.                     43,396         965,561
Manufactured Home Communities Inc.             31,726         965,105
Woodward Governor Co.                          19,893         963,816
Zoran Corp./(1)/                               39,783         963,544
Atrix Laboratories Inc./(1)/                   40,942         962,129
Hain Celestial Group Inc./(1)/                 52,086         958,903
DMC Stratex Networks Inc./(1)/                184,388         951,442
Arrow International Inc.                       25,503         951,262
Tesoro Petroleum Corp./(1)/                    79,777         949,346
ATMI Inc./(1)/                                 61,346         947,796
CTS Corp.                                      64,076         946,403
CUNO Inc./(1)/                                 34,101         946,303
DRS Technologies Inc./(1)/                     27,230         946,242
Kellwood Co.                                   51,098         945,313
Cathay Bancorp Inc.                            17,537         945,069
Kirby Corp./(1)/                               41,990         944,775
Metro One Telecommunications Inc./(1)(2)/      40,714         944,565
SCP Pool Corp./(1)/                            44,191         943,478
Astropower Inc./(1)(2)/                        27,264         940,881
Conmed Corp./(1)/                              53,017         938,401
Beazer Homes USA Inc./(1)(2)/                  19,258         935,939
Elcor Corp./(2)/                               43,272         931,646
Unifi Inc./(1)/                               113,382         929,732
Jones Lang LaSalle Inc./(1)/                   67,712         927,654
Coinstar Inc./(1)/                             46,966         926,170
National Penn Bancshares Inc.                  39,266         922,751
InterDigital Communications Corp./(1)/        125,079         916,829
CORUS Bankshares Inc.                          20,366         915,452

--------------------------------------------------------------------------------
iShares Schedules of Investments                                         page 93
iShares Russell 2000 Index Fund
Schedule of Investments (continued)
September 30, 2001 (Unaudited)

Security                                       Shares           Value
---------------------------------------------------------------------

COMMON STOCKS (continued)
---------------------------------------------------------------------
Noven Pharmaceuticals Inc./(1)/                  50,460    $    913,326
Progress Software Corp./(1)/                     65,264         913,043
Arnold Industries Inc.                           44,014         911,090
Commercial Net Lease Realty Inc.                 68,727         910,633
Glimcher Realty Trust                            56,162         908,701
Insituform Technologies Inc. "A"/(1)/            53,296         908,697
Borland Software Corp./(1)(2)/                  112,174         908,609
ADTRAN Inc./(1)/                                 47,552         908,243
FelCor Lodging Trust Inc./(2)/                   67,435         907,001
Commonwealth Telephone Enterprises
  Inc./(1)(2)/                                   24,678         906,916
Littelfuse Inc./(1)/                             40,935         905,892
Madison Gas & Electric Co.                       35,899         902,860
Actel Corp./(1)/                                 50,797         902,155
Integra Bank Corp.                               39,150         900,450
Grey Global Group Inc.                            1,628         900,284
Lennox International Inc.                        96,569         898,092
Meristar Hospitality Corp.                       85,084         897,636
Carter-Wallace Inc.                              43,934         897,572
Pacific Sunwear of California Inc./(1)/          65,184         896,280
FuelCell Energy Inc./(1)(2)/                     60,046         889,281
Exelixis Inc./(1)/                               77,417         887,199
Simpson Manufacturing Co. Inc./(1)/              16,737         887,061
Presidential Life Corp.                          48,784         886,893
Prime Hospitality Corp./(1)/                    100,516         884,541
Harbor Florida Bancshares Inc.                   49,479         884,190
Harleysville National Corp.                      41,116         883,994
Cost Plus Inc./(1)/                              48,146         883,961
Arthocare Corp./(1)(2)/                          45,034         882,666
Chesapeake Corp.                                 34,041         879,960
IDT Corp./(1)/                                   76,335         877,852
Bio-Rad Laboratories Inc. "A"/(1)/               18,657         876,879
Georgia Gulf Corp.                               54,416         874,465
Priceline.com Inc./(1)/                         230,428         873,322
WesBanco Inc./(2)/                               40,562         872,083
Mine Safety Appliances Co.                       19,355         870,975
Western Digital Corp./(1)/                      398,869         865,546
United National Bancorp                          33,928         865,164
Ionics Inc./(1)/                                 39,104         864,589
JLG Industries Inc.                              94,346         864,209
Information Holdings Inc./(1)/                   43,733         858,916
Papa John's International Inc./(1)(2)/           32,964         858,712
Sandy Spring Bancorp Inc.                        21,614         857,860
Mills Corp.                                      40,099         857,317
W Holding Co. Inc.                               61,208         856,912
WebEx Communications Inc./(1)(2)/                40,331         856,630
California Water Service Group                   31,696         855,792
Trimble Navigation Ltd./(1)/                     55,905         852,551
Spherion Corporation/(1)/                       118,194         850,997
Symyx Technologies Inc./(1)/                     57,612         849,777
Edison Schools Inc./(1)(2)/                      56,202         848,650
Getty Images Inc./(1)/                           76,725         846,277
Crestline Capital Corp./(1)/                     29,942         845,861
American States Water Co.                        22,631         837,347
Input/Output Inc./(1)/                          102,334         837,092
Mid-State Bancshares                             49,007         836,549
ANADIGICS Inc./(1)/                              68,220         832,284
Triumph Group Inc./(1)/                          35,656         830,785
Enzo Biochem Inc./(1)(2)/                        48,901         829,361
Ligand Pharmaceuticals Inc. "B"/(1)/             90,283         828,798
Seacoast Financial Services Corp.                55,725         828,631
Nash Finch Co.                                   24,257         827,164
Taubman Centers Inc.                             66,082         826,025
Mid-America Apartment Communities Inc.           31,727         824,902
Fleetwood Enterprises Inc./(2)/                  73,706         824,033
Helix Technology Corp.                           50,700         823,368
MKS Instruments Inc./(1)/                        46,363         822,943
Modis Professional Services Inc./(1)/           205,619         822,476
Schuler Homes Inc./(1)/                          67,615         821,522
Oak Technology Inc./(1)/                        105,172         820,342
Pulitzer Inc.                                    18,516         819,888
Profit Recovery Group International Inc.
   (The)/(1)(2)/                                  83,811         819,672
Apogee Enterprises Inc.                          63,537         819,627
Forward Air Corp./(1)/                           34,629         815,167
Empire District Electric Co. (The)               39,637         814,540
Arkansas Best Corp./(1)/                         39,236         812,578
InfoSpace Inc./(1)/                             548,757         812,160
Topps Co. (The)/(1)/                             84,583         811,997
South Jersey Industries                          26,481         811,643
Park Electrochemical Corp.                       37,279         810,818
NACCO Industries Inc.                            14,543         810,772
Glenborough Realty Trust Inc.                    43,654         809,345
Group 1 Automotive Inc./(1)/                     30,303         804,545
Hooper Holmes Inc.                              128,637         802,695
Genesco Inc./(1)(2)/                             49,394         802,652
Oceaneering International Inc./(1)/              49,612         802,226
FileNET Corp./(1)/                               79,603         801,602
UbiquiTel Inc./(1)/                              99,237         800,843
GenCorp. Inc.                                    70,542         799,946
REMEC Inc./(1)/                                 100,584         797,631
Silicon Storage Technology Inc./(1)/            171,998         796,351
Argonaut Group Inc.                              48,558         795,866
Tularik Inc./(1)/                                43,102         793,939

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

iShares Russell 2000 Index Fund
Schedule of Investments (continued)
September 30, 2001 (Unaudited)

Security                                       Shares           Value
---------------------------------------------------------------------

COMMON STOCKS (continued)
---------------------------------------------------------------------
NBT Bancorp Inc.                               55,462  $      793,107
Schweitzer-Mauduit International Inc.          33,408         792,438
Integrated Circuit Systems Inc./(1)/           61,838         790,290
Read-Rite Corp./(1)/                          267,817         790,060
Dime Community Bancshares                      31,202         790,035
Gene Logic Inc./(1)/                           59,978         789,310
PacifiCare Health Systems
  Inc. "A"/(1)(2)/                             62,633         788,549
BOK Financial Corp./(1)/                       26,099         787,929
NYFIX Inc./(1)/                                54,871         784,655
Immunogen Inc./(1)(2)/                         86,674         784,400
Barnes Group Inc.                              36,824         784,351
JDN Realty Corp.                               73,901         783,351
Regal-Beloit Corp.                             42,896         782,852
Tanox Inc./(1)(2)/                             52,995         782,736
Eastgroup Properties Inc.                      35,716         782,180
WMS Industries Inc./(1)/                       44,649         780,911
Handleman Co./(1)/                             55,739         780,346
Genlyte Group Inc. (The)/(1)/                  26,816         777,664
Anaren Microwave Inc./(1)/                     47,380         774,663
Promistar Financial Corp.                      33,649         774,600
Sola International Inc./(1)/                   50,780         769,825
On Assignment Inc./(1)/                        47,828         769,074
Anthracite Capital Inc.                        73,865         768,196
EMCOR Group Inc./(1)/                          24,076         768,024
General Semiconductor Inc./(1)/                79,992         767,923
Heartland Express Inc./(1)/                    33,392         767,682
Ocular Sciences Inc./(1)/                      37,883         767,131
Sangstat Medical Corp./(1)/                    41,541         765,601
Three-Five Systems Inc./(1)(2)/                48,007         765,232
IGEN International Inc./(1)(2)/                27,803         765,139
Philadelphia Consolidated Holding Co./(1)/     22,016         764,836
Panera Bread Co. "A"/(1)/                      21,846         764,392
ProAssurance Corp./(1)/                        51,274         763,983
Mobile Mini Inc./(1)/                          29,363         762,263
Sovran Self Storage Inc.                       27,587         761,401
Offshore Logistics Inc./(1)/                   39,612         760,154
Nu Skin Enterprises Inc. "A"                   97,234         758,425
Bowne & Co. Inc.                               74,484         756,013
Gentiva Health Services Inc./(1)/              41,630         749,756
Champion Enterprises Inc./(1)/                107,841         749,495
Rare Hospitality International Inc./(1)/       48,191         748,888
FEI Co./(1)/                                   34,243         744,785
Corrections Corp. of America/(1)(2)/           56,496         743,487
Serologicals Corp./(1)/                        41,051         743,434
Midway Games Inc./(1)(2)/                      61,362         743,094
Iomega Corp./(1)/                             608,244         742,058
IRT Property Co.                               68,505         739,854
P.F. Chang's China Bistro Inc./(1)(2)/         20,565         738,695
Esterline Technologies Corp./(1)/              46,569         738,119
Integra LifeSciences Holdings
  Corporation/(1)(2)/                          26,633         735,603
Thomas Industries Inc.                         34,117         735,221
Veritas DGC Inc./(1)/                          65,826         733,960
Capital Automotive REIT                        41,654         733,943
OfficeMax Inc./(1)/                           240,199         732,607
Lands' End Inc./(1)(2)/                        25,343         732,413
Monaco Coach Corp./(1)/                        51,360         731,880
Itron Inc./(1)(2)/                             31,743         730,724
DDi Corp./(1)/                                 93,187         730,586
Benchmark Electronics Inc./(1)(2)/             44,193         730,068
Griffon Corporation/(1)/                       59,706         728,413
Gardner Denver Inc./(1)/                       32,808         728,338
WD-40 Company                                  35,400         727,470
General Cable Corp.                            73,851         727,432
Checkpoint Systems Inc./(1)(2)/                66,393         725,675
Kelly Services Inc. "A"                        35,836         723,887
Armor Holdings Inc./(1)(2)/                    36,475         722,205
Station Casinos Inc./(1)(2)/                   85,896         721,526
Vicor Corp./(1)(2)/                            50,998         719,582
Unit Corp./(1)/                                81,029         719,538
Anchor BanCorp Wisconsin Inc.                  43,324         719,178
Asyst Technologies Inc./(1)(2)/                79,393         718,507
First Financial Bankshares Inc.                24,313         717,963
Russell Corp.                                  52,291         717,955
AsiaInfo Holdings Inc./(1)(2)/                 60,382         717,942
Tennant Co.                                    20,417         714,595
PFF Bancorp Inc.                               25,976         714,340
Commercial Metals Co.                          25,685         714,043
Sonic Automotive Inc./(1)/                     52,373         712,273
Intermagnetics General Corp./(1)/              30,589         711,500
Zoll Medical Corp./(1)(2)/                     19,944         710,006
AMLI Residential Properties Trust              30,057         709,345
Lance Inc.                                     53,404         708,671
Amylin Pharmaceuticals Inc./(1)(2)/           127,617         705,722
Computer Network Technology Corp./(1)/         66,866         703,430
Inktomi Corp./(1)/                            256,635         703,180
Rayovac Corp./(1)(2)/                          46,072         702,598
EGL Inc./(1)/                                  79,113         701,732
Fremont General Corp.                         128,497         701,594
FreeMarkets Inc./(1)(2)/                       66,216         700,565
Wellman Inc.                                   60,399         697,608
InterVoice-Brite Inc./(1)/                     67,162         697,142
Engineered Support Systems Inc.                14,801         697,127
Numerical Technologies Inc./(1)(2)/            41,962         696,569

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iShares Schedules of Investments                                       page 95

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Schedule of Investments (continued)
September 30, 2001 (Unaudited)

Security                                                Shares         Value
-----------------------------------------------------------------------------

COMMON STOCKS (continued)
-----------------------------------------------------------------------------
Bandag Inc.                                            25,461      $  696,358
Hancock Holding Co.                                    17,158         696,272
PS Business Parks Inc.                                 25,131         696,129
Documentum Inc./(1)/                                   84,996         696,117
Korn/Ferry International/(1)/                          84,369         696,044
Franklin Electric Co. Inc.                              9,667         696,024
Micros Systems Inc./(1)/                               39,166         695,980
Dress Barn Inc./(1)/                                   31,190         695,537
Entegris Inc./(1)/                                     87,895         694,370
Quanex Corp.                                           30,054         694,247
Lone Star Technologies Inc./(1)/                       55,975         694,090
First Sentinel Bancorp Inc.                            58,838         692,523
Advanced Energy Industries Inc.//(1)/(2)/              41,624         692,207
First Financial Holdings Inc.                          30,147         691,874
Maverick Tube Corp./(1)/                               76,326         691,514
Sapient Corp./(1)/                                    179,403         690,702
US Unwired Inc. "A"/(1)/                               68,289         689,719
Cohu Inc.                                              45,981         687,876
Aspen Technology Inc./(1)/                             68,783         687,830
Palm Harbor Homes Inc./(1)/                            36,697         686,234
Hudson River Bancorp Inc.                              34,294         686,223
Cyberonics Inc./(1)/                                   43,506         685,655
ESS Technology Inc./(1)/                               67,089         685,650
Bedford Property Investors Inc.                        33,729         682,675
Intrado Inc.//(1)/(2)/                                 26,582         682,094
Andover Bancorp Inc.                                   13,350         681,384
Ciber Inc./(1)/                                       107,915         679,864
MSC.Software Corp./(1)/                                42,113         678,019
Seachange International Inc./(1)(2)/                   38,805         677,923
Pegasus Communications Corp./(1)(2)/                   96,709         676,963
Independent Bank Corp.(MI)                             25,919         676,486
Alabama National Bancorp                               20,495         676,335
Valuevision International Inc. "A"/(1)/                52,254         674,077
Circuit City Stores Inc. - CarMax Group/(1)/           59,917         674,066
Photon Dynamics Inc./(1)/                              29,094         673,526
Schulman (A.) Inc.                                     65,631         672,718
Biosite Diagnostics Inc./(1)(2)/                       27,761         672,094
Southwestern Energy Company/(1)/                       56,700         671,895
Duane Reade Inc./(1)(2)/                               22,372         671,160
PMA Capital Corp. "A"                                  37,248         670,464
Robert Mondavi Corp. (The) "A"/(1)/                    18,815         669,814
URS Corp./(1)/                                         29,078         668,794
Digital Insight Corp./(1)/                             58,133         668,529
Kaman Corp. "A"                                        50,482         668,382
Greif Brothers Corp. "A"                               29,077         666,445
Pericom Semiconductor Corp./(1)/                       47,889         665,657
Nautica Enterprises Inc./(1)/                          56,051         663,644
Applied Industrial Technologies Inc.                   39,221         662,443
International Multifoods Corp.                         34,664         662,082
Emisphere Technologies Inc./(1)(2)/                    34,629         661,414
W-H Energy Services Inc./(1)/                          47,014         661,017
Verity Inc./(1)/                                       65,427         660,813
Molecular Devices Corp./(1)/                           35,449         660,769
Fred's Inc.                                            25,197         660,161
SPS Technologies Inc./(1)/                             21,782         658,688
Echelon Corp./(1)(2)/                                  52,607         656,535
Cadiz Inc./(1)/                                        76,129         652,426
Bright Horizons Family Solutions Inc./(1)/             24,102         650,754
Biopure Corp./(1)(2)/                                  35,060         650,363
Boca Resorts Inc. "A"/(1)/                             65,312         649,854
F&M Bancorp                                            24,781         649,262
Roadway Express Inc.                                   26,831         646,359
Universal Health Realty Inc.                           26,166         646,300
Pharmacyclics Inc./(1)(2)/                             36,257         645,375
Pharmacopeia Inc./(1)/                                 49,746         644,708
O'Charley's Inc./(1)/                                  37,491         642,971
Community Bank System Inc.                             23,243         639,182
First Horizon Pharmaceutical Corp./(1)/                24,359         634,065
Wet Seal Inc. "A"/(1)/                                 34,432         633,893
Teletech Holdings Inc./(1)/                            81,033         632,868
NUI Corp.                                              30,953         632,370
Student Loan Corp.                                      8,965         632,033
MGI Pharma Inc./(1)/                                   47,245         631,666
Pacific Northwest Bancorp                              31,006         630,972
Town & Country Trust                                   31,799         629,620
Ryerson Tull Inc.                                      50,165         629,571
Parexel International Corp./(1)/                       55,445         628,746
Moog Inc. "A"/(1)/                                     27,808         627,615
National Health Investors Inc./(1)(2)/                 46,645         627,375
Systems & Computer Technology Corp./(1)/               69,613         626,517
Pennsylvania Real Estate Investment Trust              29,441         625,621
Spartech Corp.                                         30,234         625,239
BankUnited Financial Corp. "A"/(1)/                    42,550         624,208
1st Source Corp.                                       29,007         623,651
Agile Software Corp./(1)/                              68,585         623,438
Great Atlantic & Pacific Tea Co.                       43,413         621,240
Martek Biosciences Corp./(1)(2)/                       34,132         621,202
Secure Computing Corp./(1)/                            63,564         619,113
Pixelworks Inc./(1)/                                   49,135         619,101
Walter Industries Inc.                                 69,120         618,624
Heidrick & Struggles International Inc./(1)(2)/        43,330         618,319
First Financial Corp.                                  15,470         617,562

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

iShares Russell 3000 Index Fund
Schedule of Investments (continued)
September 30, 2001 (Unaudited)

Security                                                Shares         Value
-----------------------------------------------------------------------------

COMMON STOCKS (continued)
-----------------------------------------------------------------------------
Magnum Hunter Resources Inc./(1)/                        65,020    $  617,040
Theragenics Corp./(1)/                                   66,757       616,835
FTI Consulting Inc./(1)/                                 20,949       615,901
Magellan Health Services Inc./(1)/                       53,684       615,755
Parkway Properties Inc.                                  18,899       614,218
Winnebago Industries Inc.                                28,614       613,770
Crown Cork & Seal Co. Inc.                              267,908       613,509
Triarc Companies Inc./(1)/                               26,541       613,097
Tower Automotive Inc./(1)/                               85,496       613,006
Farmer Mac/(1)/                                          18,340       612,189
Digene Corp./(1)/                                        24,487       612,175
Alexion Pharmaceuticals Inc./(1)/                        35,910       611,188
Landauer Inc.                                            17,987       610,659
Avigen Inc.//(1)/(2)/                                    44,505       610,164
MacDermid Inc.                                           47,883       610,029
Ivex Packaging Corp./(1)/                                35,774       609,947
Stellent Inc./(1)(2)/                                    42,349       609,826
RLI Corp.                                                14,859       609,219
Playtex Products Inc./(1)/                               59,981       608,807
Charlotte Russe Holding Inc./(1)/                        46,683       606,412
Quiksilver Inc./(1)/                                     48,990       605,027
Tredegar Corporation                                     35,559       604,503
Ixia/(1)/                                                95,162       604,279
ESCO Technologies Inc./(1)/                              24,264       604,174
Analogic Corp.                                           14,804       599,562
Wabtec Corporation                                       54,891       598,312
Parker Drilling Co./(1)/                                194,154       597,994
OraSure Technologies Inc./(1)/                           58,267       597,237
JDA Software Group Inc./(1)/                             45,409       596,674
RailAmerica Inc./(1)(2)/                                 47,727       596,588
Corinthian Colleges Inc./(1)/                            17,693       596,431
Equity Inns Inc.                                         82,872       595,850
Pre-Paid Legal Services Inc./(1)(2)/                     34,561       595,832
Picturetel Corp./(1)/                                    99,614       595,692
Ocwen Financial Corp./(1)/                               82,609       595,611
Electroglas Inc./(1)/                                    47,756       594,562
DiamondCluster International Inc. "A"/(1)/               60,261       593,571
Proxim Inc./(1)/                                         60,834       593,132
Action Performance Companies Inc./(1)(2)/                32,561       592,936
Speedway Motorsports Inc./(1)/                           29,819       592,802
Glacier Bancorp Inc./(2)/                                31,148       591,812
Tweeter Home Entertainment Group Inc./(1)/               43,334       591,076
Electronics Boutique Holdings Corp./(1)/                 21,921       590,771
E.piphany Inc./(1)(2)/                                  138,899       590,321
Spanish Broadcasting System Inc. "A"/(1)/                83,225       590,065
Curtiss Wright Corp.                                     12,654       589,676
Microtune Inc./(1)/                                      51,612       588,377
INAMED Corp./(1)/                                        34,610       588,370
Stride Rite Corp.                                        94,058       587,863
Suffolk Bancorp                                          13,359       587,128
Berry Petroleum Co. "A"                                  37,996       587,038
RFS Hotel Investors Inc.                                 56,714       586,990
Transwitch Corp./(1)/                                   191,714       586,645
Dianon Systems Inc./(1)/                                 11,674       586,035
Farmers Capital Bank Corp.                               15,637       585,137
ANSYS Inc./(1)/                                          32,754       584,659
Strayer Education Inc.                                   13,099       584,215
Semco Energy Inc./(2)/                                   40,694       583,959
American HealthCorp. Inc./(1)/                           16,541       583,070
MedQuist Inc./(1)/                                       23,178       582,927
First Merchants Corp.                                    25,325       582,475
Financial Federal Corp./(1)(2)/                          23,754       581,973
Headwaters Inc./(1)/                                     52,787       580,657
Lexicon Genetics Inc./(1)/                               76,292       579,819
Oshkosh B'gosh Inc. "A"                                  22,275       579,150
Superior Energy Services Inc./(1)/                       98,136       579,002
Grey Wolf Inc./(1)/                                     321,035       577,863
Lightbridge Inc./(1)/                                    56,342       577,506
ProBusiness Services Inc./(1)/                           38,990       576,662
FSI International Inc./(1)/                              57,890       576,584
Yankee Candle Co. Inc. (The)/(1)(2)/                     33,713       576,492
Scansource Inc./(1)/                                     12,846       575,372
Renaissance Learning Inc./(1)/                           17,459       574,576
Omega Financial Corp.                                    18,513       574,273
Chemed Corp.                                             19,940       574,272
Roxio Inc./(1)/                                          37,766       574,043
Area Bancshares Corp.                                    33,720       573,240
Methode Electronics Inc. "A"                             75,850       572,668
MIPS Technologies Inc. "A"/(1)(2)/                       87,279       571,677
Simmons First National Corp. "A"                         16,004       571,663
First Community Bancshares Inc.                          18,078       571,265
Airtran Holdings Inc./(1)/                              134,717       571,200
Local Financial Corporation/(1)/                         42,632       569,990
ABIOMED Inc./(1)(2)/                                     32,601       569,539
Calgon Carbon Corp.                                      74,702       568,482
Burlington Coat Factory Warehouse Corp.                  40,053       564,747
Deltic Timber Corp.                                      22,322       564,747
NCO Group Inc./(1)/                                      41,129       562,645
Identix Inc./(1)(2)/                                     69,038       561,969
Pioneer-Standard Electronics Inc.                        62,157       560,656
Wilson Greatbatch Technologies Inc./(1)/                 19,110       559,923
Entertainment Properties Trust                           33,124       559,796
Tompkins County Trustco Inc.                             14,714       559,132

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iShares Schedules of Investments                                         page 97
iShares Russell 3000 Index Fund
Schedule of Investments (continued)
September 30, 2001 (Unaudited)

Security                                                Shares         Value
-----------------------------------------------------------------------------

COMMON STOCKS (continued)
-----------------------------------------------------------------------------
JP Realty Inc.                                          24,977     $  558,236
U.S. Restaurant Properties Inc./(2)/                    40,296        558,100
Steel Dynamics Inc./(1)/                                56,426        558,053
Connecticut Bankshares Inc.                             25,244        557,892
Ventana Medical Systems Inc./(1)(2)/                    27,238        556,745
Viasat Inc./(1)/                                        31,207        556,733
Omnova Solutions Inc.                                   89,033        556,456
TALX Corp.                                              26,096        555,851
Jakks Pacific Inc./(1)(2)/                              41,146        555,471
Texas Biotech Corp./(1)/                                98,132        554,446
Bank of Granite Corp.                                   24,960        554,362
Universal American Financial Corp./(1)/                 99,866        554,256
West Pharmaceutical Services Inc.                       22,509        553,721
Russ Berrie & Co. Inc.                                  20,741        551,711
Ultratech Stepper Inc./(1)/                             45,887        549,267
GBC Bancorp                                             17,562        548,286
Tollgrade Communications Inc./(1)/                      28,539        547,949
First Republic Bank/(1)/                                23,826        546,807
Community Trust Bancorp Inc.                            22,859        546,330
Dobson Communications Corp. "A"/(1)/                    52,768        546,149
Triad Guaranty Inc./(1)/                                15,618        545,849
Universal Compression Holdings Inc./(1)/                24,226        545,085
Houston Exploration Co./(1)/                            21,920        543,616
Manhattan Associates Inc./(1)/                          32,049        543,551
Encompass Service Corp./(1)/                           143,667        543,061
Sotheby's Holdings Inc. "A"/(1)/                        45,243        542,464
GoTo.com Inc./(1)/                                      43,712        542,029
Take-Two Interactive Software Inc./(1)(2)/              76,628        541,760
Stewart Information Services Corp./(1)/                 27,772        541,554
BankAtlantic Bancorp Inc. "A"                           53,584        541,198
Central Parking Corp./(2)/                              38,652        540,741
MTS Systems Corp.                                       46,939        539,799
Sterling Financial Corp.(WA)                            25,256        539,216
Boston Private Financial Holdings Inc.                  27,633        539,120
Caraustar Industries Inc.                               58,255        538,276
Pemstar Inc./(1)/                                       46,805        538,258
EDO Corp./(2)/                                          18,715        538,056
Atwood Oceanics Inc./(1)/                               20,694        538,044
CFS Bancorp Inc.                                        36,137        537,357
Dimon Inc.                                              93,423        537,182
Cascade Natural Gas Corp.                               24,860        536,976
Learning Tree International Inc./(1)/                   26,365        535,210
PLATO Learning Inc./(1)/                                22,142        534,508
Diversa Corp./(1)/                                      56,851        534,399
Genuity Inc./(1)/                                      340,166        534,061
Per-Se Technologies Inc./(1)/                           67,250        533,965
Intertan Inc./(1)/                                      67,899        533,007
California Pizza Kitchen Inc./(1)/                      33,604        532,287
Spartan Stores Inc./(1)/                                43,503        530,737
AMERCO/(1)/                                             29,157        530,074
Rudolph Technologies Inc./(1)/                          21,471        529,475
Kramont Realty Trust                                    42,356        529,026
NABI Inc./(1)/                                          85,584        528,909
LSI Industries Inc.                                     21,138        528,450
Frontier Airlines Inc./(1)/                             63,817        528,405
Southwest Securities Group Inc./(2)/                    30,649        526,550
Ameron Inc.                                              8,171        526,539
Albany International Corp. "A"/(1)(2)/                  35,191        526,457
Gold Bancorp Inc.                                       67,480        525,669
PRI Automation Inc./(1)(2)/                             52,380        524,848
Phoenix Technologies Ltd./(1)/                          52,296        524,529
Dendrite International Inc./(1)/                        66,045        524,397
ICU Medical Inc./(1)/                                   13,109        524,360
American Physicians Capital Inc./(1)/                   25,210        523,612
City Bank                                               21,389        523,175
MRV Communications Inc./(1)/                           173,991        521,973
Wintrust Financial Corp.                                16,753        520,181
Sterling Bancorp                                        18,068        519,455
Penwest Pharmaceuticals Co./(1)/                        30,126        519,071
Transaction Systems Architects Inc. "A"/(1)/            82,524        518,251
Lexington Corp. Properties Trust                        35,344        517,790
CPB Inc.                                                16,362        517,203
Capstead Mortgage Corp.                                 19,678        517,138
Impax Laboratories Inc./(1)/                            39,487        516,885
Trammell Crow Co./(1)/                                  51,589        515,890
Range Resources Corp./(1)/                             108,505        515,399
CoStar Group Inc./(1)/                                  28,669        515,182
Landry's Seafood Restaurants Inc.                       34,797        514,996
Brush Engineered Materials                              37,336        513,370
Advanced Tissue Sciences Inc./(1)/                     144,461        512,837
Integrated Silicon Solution Inc./(1)/                   59,624        512,170
Paxson Communications Corp./(1)/                        70,915        510,588
CT Communications Inc.                                  34,905        509,613
Spectralink Corp./(1)/                                  33,551        509,304
First Federal Capital Corp.                             34,073        507,688
Phillips-Van Heusen Corporation                         51,095        505,841
Universal Forest Products Inc.                          26,553        505,038
Rollins Inc.                                            32,450        504,598
Dollar Thrifty Automotive Group Inc./(1)/               50,696        504,425
United Community Financial Corp.                        71,457        503,772
Shopko Stores Inc./(1)/                                 60,650        502,789
7-Eleven Inc./(1)/                                      52,102        502,784
Endocare Inc./(1)/                                      28,545        500,965
Washington Trust Bancorp Inc.                           27,075        500,888

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

iShares Russell 3000 Index Fund
Schedule of Investments (continued)
September 30, 2001 (Unaudited)

Security                                                Shares         Value
-----------------------------------------------------------------------------

COMMON STOCKS (continued)
-----------------------------------------------------------------------------
Penn Virginia Corp.                                     17,743     $  499,465
Oriental Financial Group Inc.                           24,709        497,886
C-COR.net Corp./(1)/                                    72,680        497,858
Allen Telecom Inc./(1)/                                 57,224        497,849
Stratos Lightwave Inc./(1)(2)/                         144,221        497,562
Watsco Inc.                                             37,995        497,355
North Pittsburgh Systems Inc.                           33,718        497,003
Forrester Research Inc./(1)/                            29,851        495,825
Arctic Cat Inc.                                         36,771        495,673
West Coast Bancorp                                      36,647        494,735
Mississippi Valley Bancshares Inc.                      13,007        494,266
First Place Financial Corp.                             34,591        493,959
MidAmerica Bancorp                                      19,671        493,742
Steak n Shake Company (The)/(1)/                        49,673        491,763
ChemFirst Inc.                                          24,348        491,343
Net.B@nk Inc./(1)/                                      58,585        490,356
Luminex Corp./(1)(2)/                                   35,916        490,253
Shuffle Master Inc./(1)/                                38,778        488,991
Young Broadcasting Corp. "A"/(1)/                       33,666        488,157
National Western Life Insurance Company "A"/(1)/         4,820        487,302
Aaron Rents Inc. "B"                                    31,332        485,646
Remington Oil & Gas Corp./(1)/                          36,987        484,160
CCBT Financial Companies Inc.                           19,348        484,087
Prima Energy Corp./(1)/                                 21,820        483,313
Kansas City Life Insurance Co.                          13,780        482,300
Cytogen Corp./(1)/                                     178,492        481,928
Pure Resources Inc./(1)/                                30,197        481,642
Fisher Communications Inc.                               9,185        477,620
Genta Inc./(1)(2)/                                      46,093        477,063
Akamai Technologies Inc./(1)/                          163,663        476,259
BioMarin Pharmaceutical Inc./(1)/                       48,825        476,044
Buckeye Technologies Inc./(1)/                          48,026        475,457
Planar Systems Inc./(1)/                                23,633        475,260
Universal Electronics Inc./(1)/                         31,496        474,960
Sonosite Inc./(1)(2)/                                   23,268        474,667
Guilford Pharmaceuticals Inc./(1)/                      55,099        474,402
Hickory Tech Corp.                                      29,104        474,395
Fidelity Bankshares Inc.                                35,461        473,404
Tetra Technologies Inc./(1)/                            27,160        473,127
Cato Corp. "A"                                          31,611        472,901
Energy Conversion Devices Inc./(1)/                     28,609        470,332
Marcus Corp.                                            39,179        470,148
Connecticut Water Service Inc.                          17,005        469,489
Safeguard Scientifics Inc./(1)/                        264,490        468,147
Innkeepers USA Trust/(2)/                               51,961        467,649
CoorsTek Inc./(1)/                                      18,690        467,063
CNA Surety Corp.                                        34,410        466,255
Pilgrim's Pride Corp. "B"                               33,727        465,433
DVI Inc./(1)/                                           27,366        464,948
Alliance Gaming Corp./(1)(2)/                           32,738        464,880
Advanta Corp. "A"                                       49,447        464,802
Knight Transportation Inc./(1)/                         24,239        464,177
NextCard Inc./(1)/                                      72,609        462,519
BSB Bancorp Inc.                                        19,860        462,142
Trans World Entertainment Corp./(1)(2)/                 59,771        462,030
Inter-Tel Inc.                                          40,239        461,139
Wackenhut Corp. "A"/(1)(2)/                             19,353        460,601
Vastera Inc./(1)/                                       41,091        460,219
Novavax Inc./(1)/                                       32,615        459,872
Standex International Corp.                             24,361        459,205
Cumulus Media Inc. "A"/(1)/                             66,051        459,054
Vical Inc./(1)/                                         45,011        458,662
Banner Corporation                                      23,740        458,657
Sturm Ruger & Co. Inc.                                  44,170        458,485
Nuevo Energy Co./(1)(2)/                                32,845        458,188
Pegasus Solutions Inc./(1)/                             54,542        457,062
BE Aerospace Inc./(1)/                                  60,035        456,266
Investors Real Estate Trust/(2)/                        48,870        455,957
Stein Mart Inc./(1)/                                    55,580        455,756
Netegrity Inc./(1)(2)/                                  53,174        455,701
Cash American Investments Inc.                          50,039        455,355
Zenith National Insurance Corp.                         18,492        454,903
Oneida Ltd.                                             31,684        454,665
Central Vermont Public Service Corporation              25,990        454,565
Neurogen Corp./(1)/                                     27,661        453,917
Fossil Inc./(1)(2)/                                     28,883        453,752
Getty Realty Corp.                                      25,170        453,060
Watts Industries Inc. "A"                               34,550        452,605
Memberworks Inc./(1)(2)/                                21,984        452,211
AXT Inc./(1)(2)/                                        42,660        452,196
Insignia Financial Group Inc./(1)/                      43,053        452,057
ACLARA BioSciences Inc./(1)/                            80,387        451,775
Arqule Inc./(1)/                                        43,226        451,712
Independent Bank Corp.(MA)                              27,695        451,428
Dover Downs Entertainment Inc.                          36,453        451,288
Sierra Health Services Inc./(1)/                        54,318        450,839
Seitel Inc./(1)(2)/                                     44,797        450,210
Pope & Talbot Inc.                                      35,158        450,022
Bangor Hydro-Electric Co.                               16,876        449,408
Great Lakes REIT Inc.                                   27,531        448,755
M/I Schottenstein Homes Inc.                            13,270        448,526
Endo Pharmaceuticals Holdings Inc./(1)/                 41,325        448,376

--------------------------------------------------------------------------------
iShares Schedules of Investments                                         page 99
iShares Russell 3000 Index Fund
Schedule of Investments (continued)
September 30, 2001 (Unaudited)

Security                                                Shares         Value
-----------------------------------------------------------------------------

COMMON STOCKS (continued)
-----------------------------------------------------------------------------
Guitar Center Inc./(1)/                                  37,665    $  448,213
Westfield America Inc.                                   27,747       448,114
Saul Centers Inc.                                        23,559       447,621
Casella Waste Systems Inc. "A"/(1)/                      40,211       447,548
Astec Industries Inc./(1)/                               34,398       447,518
Arena Pharmaceuticals Inc./(1)/                          40,677       447,447
Hunt (J.B.) Transport Services Inc./(1)/                 34,273       446,920
Unova Inc./(1)/                                         100,233       446,037
Senior Housing Properties Trust                          33,122       445,491
Citizens Inc./(1)/                                       43,788       444,010
CARBO Ceramics Inc.                                      16,011       443,505
Riggs National Corp.                                     28,610       443,455
Caliper Technologies Corp./(1)(2)/                       47,889       442,973
Century Business Services Inc./(1)/                     176,845       442,112
Right Management Consultants Inc./(1)/                   14,226       441,717
Sinclair Broadcast Group "A"/(1)/                        54,738       441,188
Possis Medical Inc./(1)(2)/                              37,704       441,156
Connetics Corp./(1)/                                     67,444       441,084
Old Second Bancorp Inc.                                  12,936       439,307
TriZetto Group Inc. (The)/(1)/                           49,910       439,208
Rightchoice Managed Care Inc./(1)/                        8,772       439,039
AMC Entertainment Inc./(1)/                              41,787       438,763
Gabelli Asset Management Inc. "A"/(1)/                   11,902       438,470
New England Business Service Inc.                        25,243       437,966
FBL Financial Group Inc. "A"                             26,187       437,847
Myers Industries Inc.                                    36,945       437,798
3TEC Energy Corp./(1)/                                   30,689       437,318
Gerber Scientific Inc.                                   41,599       436,789
Glatfelter (P.H.) Co.                                    28,515       436,565
Peoples Holding Co.                                      13,035       436,542
Advanced Marketing Services Inc.                         28,427       436,354
Financial Institutions Inc.                              18,605       436,101
OceanFirst Financial Corp.                               17,364       435,836
Centex Construction Products Inc.                        14,737       435,478
First Indiana Corp.                                      21,127       435,216
Lone Star Steakhouse & Saloon Inc.                       40,275       434,970
Valmont Industries Inc.                                  31,039       434,546
Interface Inc. "A"                                      101,040       434,472
Kendle International Inc./(1)/                           21,955       433,392
AAR Corp.                                                54,088       433,245
National Processing Inc./(1)/                            15,462       432,936
Irwin Financial Corp./(2)/                               20,706       432,755
Del Monte Foods Co./(1)/                                 56,081       431,824
AFC Enterprises Inc./(1)/                                21,151       431,480
NaPro BioTherapeutics Inc./(1)/                          54,436       430,044
Standard Register Co.                                    29,634       429,693
Finish Line Inc. (The)/(1)/                              39,592       429,573
Intuitive Surgical Inc./(1)/                             68,774       429,150
Register.com/(1)/                                        43,240       428,941
American Superconductor Corp./(1)/                       45,823       427,987
Praecis Pharmaceuticals Inc./(1)/                       114,579       427,380
Interpool Inc.                                           29,271       427,357
Presstek Inc./(1)/                                       68,911       427,248
Children's Place Retail Stores Inc./(1)(2)/              23,825       427,182
RadiSys Corp./(1)/                                       35,442       425,304
United Therapeutics Inc./(1)(2)/                         33,854       425,206
deCODE genetics Inc./(1)/                                68,850       424,804
TRC Companies Inc./(1)/                                  11,753       424,753
Alliance Semiconductor Corp./(1)/                        58,997       423,598
WFS Financial Inc./(1)/                                  23,850       423,338
Skechers U.S.A. Inc. "A"/(1)(2)/                         36,232       423,190
Milacron Inc.                                            35,327       422,511
United Industial Corp.                                   28,731       422,346
Magnetek Inc./(1)/                                       45,936       421,692
Western Multiplex Corp./(1)/                            112,664       421,318
Emcore Corp./(1)(2)/                                     49,184       421,015
Brown Shoe Company Inc.                                  37,042       420,427
Geron Corp./(1)(2)/                                      43,762       420,115
CDI Corp./(1)/                                           26,082       418,616
Dyax Corp./(1)/                                          43,362       417,142
Versicor Inc./(1)/                                       31,116       416,954
Artesyn Technologies Inc./(1)/                           76,470       415,997
WestCorp Inc.                                            24,255       415,973
Bone Care International Inc./(1)/                        21,339       415,257
Farmer Brothers Co.                                       1,886       414,920
Vans Inc./(1)/                                           36,024       413,916
Durect Corp./(1)/                                        42,757       413,888
Professional Detailing Inc./(1)/                         17,351       413,821
Indus International Inc./(1)/                            69,421       413,749
Mission West Properties Inc.                             34,445       413,340
Centra Software Inc./(1)/                                48,268       413,174
Mid Atlantic Realty Trust                                29,476       412,664
NCI Building Systems Inc./(1)/                           35,857       412,356
Robbins & Myers Inc.                                     16,718       412,099
Cheap Tickets Inc./(1)/                                  25,136       411,979
Antigenics Inc./(1)(2)/                                  32,287       411,659
Gymboree Co./(1)(2)/                                     63,227       410,975
Nortek Inc./(1)/                                         18,968       408,760
SERENA Software Inc./(1)/                                35,066       408,519
Building Materials Holdings Corp./(1)/                   29,078       408,255
Merix Corp./(1)/                                         29,048       408,124
Arris Group Inc./(1)/                                   113,983       408,059
Electro Rent Corp./(1)/                                  32,359       408,047
Conestoga Enterprises Inc.                               17,714       406,536

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

iShares Russell 2000 Index Fund
Schedule of Investments (continued)
September 30, 2001 (Unaudited)

Security                                                 Shares           Value
-------------------------------------------------------------------------------

COMMON STOCKS (continued)
-------------------------------------------------------------------------------
Octel Corp./(1)/                                         22,268  $      406,391
Clark/Bardes Holdings Inc./(1)/                          18,820         405,759
AnswerThink Consulting Group Inc./(1)/                   86,314         405,676
Brookline Bancorp Inc.                                   27,003         405,045
Columbia Banking System Inc./(1)/                        29,537         404,657
Interneuron Pharmaceuticals Inc./(1)(2)/                 81,216         404,456
Bank Mutual Corp.                                        25,097         404,062
Keynote Systems Inc./(1)/                                53,155         403,978
Factory 2-U Stores Inc./(1)/                             28,814         403,396
Community Banks Inc.                                     16,519         403,064
Websense Inc./(1)(2)/                                    36,975         403,028
Hydril Co./(1)/                                          28,931         403,009
Second Bancorp Inc.                                      19,619         402,190
Silgan Holdings Inc./(1)/                                21,945         401,594
UNB Corp.                                                23,584         401,400
Umpqua Holdings Corp./(2)/                               32,456         400,832
Actuate Corp./(1)/                                       95,484         400,078
MTR Gaming Group Inc./(1)(2)/                            43,086         399,407
UnitedGlobalCom Inc. "A"/(1)(2)/                        171,907         398,824
Cubic Corp.                                              11,537         398,026
SY Bancorp Inc.                                          12,419         397,408
Commonwealth Bancorp Inc.                                19,235         396,626
Lindsay Manufacturing Co.                                22,322         396,216
First Busey Corp. "A"                                    20,049         395,767
Organogenesis Inc./(1)/                                  67,587         395,384
Vasomedical Inc./(1)/                                   128,693         395,088
Polymedica Industries Corp./(1)(2)/                      25,863         394,928
Sports Resorts International Inc./(1)(2)/                54,822         394,170
Daisytek International Corp./(1)/                        34,747         394,031
AO Smith Corp. "B"                                       22,446         393,703
CorVel Corp./(1)/                                        14,963         393,527
R&G Financial Corp. "B"                                  22,868         393,330
RTI International Metals Inc./(1)/                       47,042         392,801
F5 Networks Inc./(1)(2)/                                 42,190         391,523
Information Resources Inc./(1)/                          61,602         391,173
Sage Inc./(1)/                                           25,649         391,147
Nuance Communications Inc./(1)(2)/                       60,040         390,260
Crossmann Communities Inc.                               14,855         390,241
Thor Industries Inc.                                     14,279         389,817
Brightpoint Inc./(1)/                                   125,629         389,450
Xicor Inc./(1)/                                          48,969         389,304
NBC Capital Corporation/(2)/                             11,884         389,201
Bei Technologies Inc.                                    24,208         388,538
Salem Communications Corp. "A"/(1)/                      19,880         387,660
Flushing Financial Corp.                                 24,078         387,656
Consolidated Graphics Inc./(1)/                          22,667         387,152
Main Street Banks Inc.                                   21,517         387,091
Arrow Financial Corp.                                    13,834         386,937
IDX Systems Corp./(1)/                                   37,697         386,394
MSCi Inc./(1)(2)/                                        23,969         386,141
Cygnus Inc./(1)(2)/                                      69,092         384,842
Integral Systems Inc./(1)/                               21,330         384,793
U.S. Industries Inc.                                    167,134         384,408
TBC Corp./(1)/                                           38,903         384,362
Crown Media Holdings Inc./(1)/                           37,432         383,678
Cognizant Technology Solutions Corp./(1)/                17,092         382,861
Kroll Inc./(1)/                                          33,595         382,647
BancFirst Ohio Corp.                                     17,474         381,807
Sirius Satellite Radio Inc./(1)(2)/                     106,352         381,804
SPSS Inc./(1)/                                           22,178         381,683
Encore Wire Corp./(1)/                                   29,374         380,393
aaiPharma Inc./(1)/                                      22,097         380,068
Penn Engineering & Manufacturing Corp.                   26,745         379,779
City Holding Co.                                         37,972         379,720
Rural Cellular Corp. "A"/(1)/                            15,621         379,590
Saga Communications Inc./(1)/                            21,895         379,002
Boston Communications Group Inc./(1)/                    33,838         378,986
New Focus Inc./(1)/                                     117,213         378,598
First Essex Bancorp Inc.                                 14,395         377,869
Championship Auto Racing Teams Inc./(1)/                 27,117         376,926
Rent-A-Center Inc./(1)/                                  16,197         376,580
Standard Commercial Corp.                                22,890         376,541
Bel Fuse Inc. "B"                                        19,368         376,514
Avid Technology Inc./(1)/                                51,633         376,405
AVANIR Pharmaceuticals "A"/(1)/                         129,736         376,234
EPIQ Systems Inc./(1)(2)/                                14,733         375,691
Middlesex Water Co.                                      11,377         375,441
4Kids Entertainment Inc./(1)(2)/                         18,866         375,433
Imatron Inc./(1)/                                       210,833         375,283
Bethlehem Steel Corp./(1)/                              293,146         375,227
Skyline Corp.                                            14,050         375,135
First Bancorp North Carolina                             15,574         373,776
State Auto Financial Corp.                               27,964         372,760
Chiles Offshore Inc./(1)/                                18,436         372,407
Integrated Electrical Services Inc./(1)/                 67,639         372,015
United Natural Foods Inc./(1)/                           20,447         371,726
Therma-Wave Inc./(1)/                                    36,093         370,675
Clarent Corp./(1)/                                       68,904         370,014
WatchGuard Technologies Inc./(1)/                        48,121         368,607
USB Holding Co. Inc.                                     24,732         367,270
SJW Corp.                                                 4,484         367,240
webMethods Inc./(1)(2)/                                  53,145         367,232
Acacia Research Corp./(1)(2)/                            39,948         367,122
Matrixone Inc./(1)/                                      67,480         367,091

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iShares Schedules of Investments                                       page 101
iShares Russell 2000 Index Fund
Schedule of Investments (continued)
September 30, 2001 (Unaudited)

Security                                                 Shares           Value
-------------------------------------------------------------------------------

Common Stocks (continued)
-------------------------------------------------------------------------------
Urocor Inc./(1)/                                         20,845    $    366,455
United Fire & Casualty Co.                               14,273         366,388
Spectrasite Holdings Inc./(1)(2)/                       151,994         366,306
Atlas Air Inc./(1)(2)/                                   36,932         363,780
Insurance Auto Auctions Inc./(1)/                        26,907         363,245
Key Productions Co. Inc./(1)/                            31,433         363,051
Port Financial Corp.                                     15,171         362,283
Midland Co.                                               8,903         361,462
Luby's Inc./(1)/                                         50,484         360,961
Playboy Enterprises Inc. "B"/(1)/                        29,221         360,879
IBERIABANK Corp.                                         12,610         360,646
National Golf Properties Inc.                            22,466         360,579
Tejon Ranch Co./(1)/                                     16,004         360,090
SIPEX Corp./(1)/                                         55,626         359,344
Metasolv Inc./(1)/                                       59,886         359,316
Pinnacle Systems Inc./(1)/                              123,419         359,149
Audiovox Corp. "A"/(1)/                                  39,290         359,111
St Francis Capital Corp.                                 16,789         358,445
Ackerly Group Inc. (The)/(1)/                            33,452         357,936
Denbury Resources Inc./(1)/                              43,112         357,398
MRO Software Inc./(1)/                                   35,038         357,388
Research Frontiers Inc./(1)(2)/                          21,993         357,386
SBS Technologies Inc./(1)/                               32,019         357,332
Wabash National Corp./(2)/                               51,745         357,041
American Woodmark Corp.                                  12,152         356,661
Woodhead Industries Inc.                                 23,833         356,542
Kadant Inc./(1)/                                         27,624         356,350
Vital Sign Inc.                                          11,643         356,276
dELiA*s Corp. "A"/(1)/                                   66,675         356,044
K Swiss Inc. "A"                                         14,479         355,459
Active Power Inc./(1)/                                   70,939         355,404
Sequa Corp. "A"/(1)/                                      7,844         354,863
Covansys Corporation/(1)/                                40,529         354,223
Corvas International Inc./(1)/                           61,583         354,102
Capital City Bank Group Inc.                             15,054         353,317
Proton Energy Systems Inc./(1)/                          74,712         351,894
Zomax Inc./(1)/                                          64,782         351,766
BKF Capital Group Inc./(1)/                              12,983         350,541
Flagstar Bancorp Inc.                                    15,169         350,404
Haverty Furniture Companies Inc.                         35,536         350,030
Hovnanian Enterprises Inc. "A"/(1)(2)/                   30,355         349,993
Radiant Systems Inc./(1)/                                34,168         348,514
Associated Estates Realty Corp.                          36,280         348,288
First Niagara Financial Group Inc.                       21,915         347,791
Santander Bancorp                                        17,845         347,442
Titan Pharmaceuticals Inc./(1)/                          55,566         347,288
Centillium Communications Inc./(1)/                      57,110         346,087
Seacoast Banking Corp. of Florida                         8,200         345,958
First Consulting Group Inc./(1)/                         38,451         345,674
Lakeland Bancorp Inc.                                    24,768         345,514
Energy Partners Ltd./(1)/                                49,486         345,412
CSK Auto Corp./(1)/                                      55,075         344,219
Zygo Corp./(1)/                                          33,285         343,168
World Wrestling Federation Entertainment Inc./(1)/       25,976         342,883
Herbalife International Inc. "A"/(2)/                    33,880         342,154
Holly Corp.                                              18,916         342,001
Eden Bioscience Corp./(1)(2)/                            44,800         341,376
DigitalThink Inc./(1)/                                   44,096         340,862
Parkervision Inc./(1)(2)/                                18,853         340,108
Esperion Therapeutics Inc./(1)/                          45,632         339,958
InteliData Technologies Corp./(1)/                      103,593         339,785
Great Southern Bancorp Inc.                              12,817         339,779
Movie Gallery Inc./(1)/                                  16,373         339,412
Internap Network Services Corp./(1)/                    339,150         339,150
HEICO Corp.                                              22,588         338,820
Redwood Trust Inc./(2)/                                  14,049         338,581
Centennial Bancorp                                       44,896         338,516
Movado Group Inc.                                        21,791         337,761
Crown American Realty Trust                              47,540         337,534
Ultimate Electronics Inc./(1)/                           19,385         336,330
HotJobs.com Ltd./(1)/                                    56,327         336,272
Navigant Consulting Co./(1)/                             90,463         335,618
Capitol Transamerica Corp.                               20,489         335,200
German American Bancorp                                  20,247         333,063
Coastal Bancorp Inc.                                      9,430         332,879
Midas Inc.                                               33,580         332,442
Applica Inc./(1)/                                        39,289         331,992
Semitool Inc./(1)/                                       34,699         331,722
Select Medical Corp./(1)/                                21,049         331,522
Watson Wyatt & Co. Holdings/(1)/                         20,779         330,386
Regeneration Technologies Inc./(1)/                      28,302         329,718
Urologix Inc./(1)(2)/                                    24,203         329,161
Trico Marine Services Inc./(1)/                          55,589         329,087
Portal Software Inc./(1)/                               220,259         328,186
Conceptus Inc./(1)/                                      18,844         327,886
McGrath Rentcorp                                         15,185         326,629
Vitria Technology Inc./(1)/                             158,660         325,253
NL Industries Inc.                                       21,677         324,938
NeoPharm Inc./(1)/                                       23,120         324,836
Genzyme Corp. - Biosurgery Division/(1)/                 82,807         322,947
Penn National Gaming Inc./(1)/                           19,671         322,604
Gorman Rupp Co.                                          16,572         321,497
Celeritek Inc./(1)(2)/                                   27,109         320,699

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

iShares Russell 2000 Index Fund
Schedule of Investments (continued)
September 30, 2001 (Unaudited)

Security                                                 Shares           Value
-------------------------------------------------------------------------------

COMMON STOCKS (continued)
-------------------------------------------------------------------------------
Powell Industries Inc./(1)/                              14,157  $      320,656
Computerized Thermal Imaging Inc./(1)/                  142,990         320,298
SCPIE Holdings Inc.                                      19,876         320,004
JNI Corp./(1)/                                           51,174         319,838
Bassett Furniture Industries Inc.                        22,887         319,731
Prosperity Bancshares Inc.                               12,420         319,194
DUSA Pharmaceuticals Inc./(1)/                           31,074         318,819
NTELOS Inc./(1)(2)/                                      37,945         316,841
Quaker Chemical Corp.                                    17,433         316,409
Specialty Laboratories Inc./(1)/                         11,498         316,195
Inspire Pharmaceuticals Inc./(1)/                        36,458         315,726
Gray Communications Systems Inc.                         20,747         315,354
MB Financial Inc./(1)/                                   12,613         315,325
Lexent Inc./(1)/                                         43,342         314,230
CardioDynamics International Corp./(1)(2)/               65,298         313,430
BancFirst Corp.                                           9,159         313,238
Advanced Neuromodulation Systems Inc./(1)/               15,121         313,005
Startek Inc./(1)/                                        17,880         312,721
Aphton Corp./(1)(2)/                                     31,692         311,532
Digimarc Corp./(1)/                                      22,622         311,505
American Axle & Manufacturing Holdings Inc./(1)/         24,405         311,164
Pitt-Des Moines Inc.                                     10,199         311,070
Buca Inc./(1)(2)/                                        27,705         310,850
Magna Entertainment Corp. "A"/(1)/                       51,271         310,702
Comstock Resources Inc./(1)/                             52,302         310,674
Northfield Laboratories Inc./(1)(2)/                     23,871         310,562
Oregon Steel Mills Inc./(1)/                             57,976         310,172
USG Corp./(2)/                                           83,117         310,026
Cleveland-Cliffs Inc.                                    21,505         309,672
Aether Systems Inc./(1)(2)/                              49,352         309,437
Boykin Lodging Co.                                       38,676         309,408
Resource America Inc. "A"                                34,594         309,270
Aspect Medical Systems Inc./(1)/                         28,233         309,151
Global Sports Inc./(1)(2)/                               26,504         308,772
Vidamed Inc./(1)/                                        80,781         308,583
NewPower Holdings Inc./(1)/                             100,174         308,536
Lecroy Corp./(1)/                                        15,898         307,944
Standard Microsystems Corp./(1)/                         32,814         307,795
Caminus Corp./(1)/                                       20,938         307,370
Isle of Capris Casinos Inc./(1)(2)/                      43,255         307,067
Avant Immunotherapeutics Inc./(1)/                      129,138         306,057
UniFirst Corp.                                           18,042         304,910
II-VI Inc./(1)/                                          23,374         304,563
Medicines Company (The)/(1)(2)/                          50,225         303,861
X-Rite Inc.                                              38,363         303,068
U.S. Concrete Inc./(1)/                                  41,678         302,999
Entrust Technologies Inc./(1)/                          106,153         302,536
Kos Pharmaceuticals Inc./(1)/                            10,855         302,312
Pharmos Corp./(1)/                                      123,878         302,262
Midwest Express Holdings Inc./(1)/                       28,417         301,220
DuPont Photomasks Inc./(1)/                              10,823         300,663
Pennfed Financial Services Inc.                          13,361         300,355
RPC Inc.                                                 24,129         299,923
EntreMed Inc./(1)(2)/                                    34,261         299,784
Southern Peru Copper Corp.                               31,696         299,527
Natures Sunshine Products Inc.                           26,148         299,395
Purina Mills Inc./(1)/                                   13,458         298,768
Excel Technology Inc./(1)/                               18,980         298,555
Jill (J.) Group Inc. (The)/(1)/                          23,882         298,525
Array BioPharma Inc./(1)/                                33,083         298,409
Viewpoint Corp./(1)/                                     87,639         297,973
Osmonics Inc./(1)/                                       23,774         297,175
Boyd Gaming Corp./(1)/                                   66,688         296,762
Catalytica Energy Systems Inc./(1)/                      38,734         296,702
Genome Therapeutics Corp./(1)/                           51,019         295,910
Sequenom Inc./(1)(2)/                                    42,267         295,869
WSFS Financial Corp.                                     17,924         295,388
Rigel Pharmaceuticals Inc./(1)(2/)                       59,026         295,130
Allscripts Healthcare Solutions Inc./(1)(2)/             69,988         293,950
Cole National Corp./(1)/                                 22,123         293,572
Dendreon Corp./(1)/                                      34,523         293,445
Oxford Industries Inc.                                   13,379         293,000
Roanoke Electrics Steel Corp.                            24,520         291,788
Carreker Corp./(1)/                                      38,432         291,699
Nanometrics Inc./(1)/                                    16,470         291,684
La Jolla Pharmaceutical Co./(1)/                         71,613         291,465
Pricesmart Inc./(1)/                                      8,307         290,745
Symmetricom Inc./(1)/                                    53,386         290,420
Labor Ready Inc./(1)/                                    91,034         290,398
Stanley Furniture Co. Inc./(1)/                          12,033         290,236
Wild Oats Markets Inc./(1)(2)/                           36,515         289,929
eSPEED Inc. "A"/(1)(2)/                                  36,274         289,829
Rent-Way Inc./(1)/                                       55,166         289,622
Circor International Inc.                                19,301         289,515
Quixote Corp.                                            13,771         289,329
Hancock Fabrics Inc.                                     35,193         288,583
Rock-Tenn Company "A"                                    26,220         288,420
Coachmen Industries Inc.                                 32,004         288,036
Flow International Corp./(1)/                            29,590         286,431
3D Systems Corp./(1)/                                    18,358         286,385
Microvision Inc./(1)(2)/                                 22,324         285,747
Somera Communications Inc./(1)/                          66,433         285,662

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iShares Schedules of Investments                                       page 103
iShares Russell 2000 Index Fund
Schedule of Investments (continued)
September 30, 2001 (Unaudited)

Security                                                 Shares           Value
-------------------------------------------------------------------------------

COMMON STOCKS (continued)
-------------------------------------------------------------------------------
Garan Inc.                                                8,196   $     285,631
Sykes Enterprises Inc.(1)                                51,152         285,428
National Presto Industries Inc.                          10,574         284,441
Martha Stewart Living Inc. "A"/(1)(2)/                   19,086         284,381
Lufkin Industries Inc.                                   12,384         283,841
National Healthcare Corp./(1)/                           18,370         282,714
Digital Lightwave Inc./(1)(2)/                           28,744         281,979
Mattson Technology Inc./(1)/                             70,401         281,604
Midwest Banc Holdings Inc.                               13,150         281,147
Elizabeth Arden Inc./(1)(2)/                             21,998         280,914
kForce.com Inc./(1)/                                     55,682         280,080
Acadia Realty Trust                                      42,952         278,758
Central Coast Bancorp/(1)/                               13,279         278,461
Vion Pharmaceuticals Inc./(1)/                           59,275         277,407
Actrade Financial Technologies Ltd./(1)(2)/              15,099         277,369
Baldwin & Lyons Inc. "B"                                 14,276         277,097
Acclaim Entertainment Inc./(1)/                         102,526         274,770
Northwest Bancorp Inc.                                   27,329         273,563
Siliconix Inc./(1)/                                      13,153         273,188
XO Communications Inc. "A"/(1)(2)/                      665,155         272,714
Daktronics Inc./(1)(2)/                                  30,983         272,650
Resources Connection Inc./(1)/                           14,972         272,191
Lawson Products Inc.                                     11,134         271,670
Supertex Inc./(1)/                                       17,806         271,363
Illumina Inc./(1)/                                       41,647         270,705
Smart & Final Inc./(1)/                                  26,504         269,811
NS Group Inc./(1)/                                       39,672         269,770
Pomeroy Computer Resources/(1)/                          22,360         269,438
Applied Molecular Evolution Inc./(1)/                    36,450         269,365
Silicon Laboratories Inc./(1)(2)/                        19,504         268,960
SpeechWorks International Inc./(1)/                      54,319         267,793
Medford Bancorp Inc.                                     13,872         267,730
Global Imaging Systems Inc./(1)/                         15,288         267,387
Recoton Corp./(1)/                                       21,632         267,155
Trendwest Resorts Inc./(1)(2)/                           10,765         266,434
Supergen Inc./(1)/                                       37,775         266,314
Lantronix Inc./(1)/                                      43,591         265,905
PICO Holdings Inc./(1)/                                  24,116         265,276
Mastec Inc./(1)/                                         51,771         264,032
Ingles Markets Inc. "A"                                  21,940         263,280
Genzyme Corp. - Molecular Oncology/(1)/                  33,808         262,012
Meritage Corp./(1)/                                       7,073         261,701
Spectrian Corp./(1)(2)/                                  26,058         260,580
Ambassadors International Inc.                           15,591         260,370
Key3Media Group Inc./(1)/                                65,691         260,136
Burnham Pacific Properties Inc.                          52,103         259,994
Silicon Image Inc./(1)/                                 124,335         259,860
FalconStor Software Inc./(1)(2)/                         29,951         259,675
Friedman Billings Ramsey Group Inc. "A"/(1)/             50,909         259,636
Discount Auto Parts Inc./(1)/                            18,781         259,178
Valence Technology Inc./(1)/                             72,965         258,296
SJNB Financial Corp.                                      6,181         258,119
Mail-Well Inc./(1)/                                      69,667         257,768
Telik Inc./(1)/                                          39,515         256,848
International Specialty Products Inc./(1)/               29,073         256,715
Avatar Holdings/(1)/                                     11,131         256,681
Terra Industries Inc./(1)/                               86,402         256,614
AMCOL International Corp.                                45,339         256,165
Aviall Inc./(1)/                                         41,640         256,086
LaSalle Hotel Properties                                 27,707         256,013
Quaker City Bancorp Inc./(1)/                             8,510         255,215
Credit Acceptance Corp./(1)/                             29,173         254,972
Stepan Co.                                               14,124         254,938
Columbia Laboratories Inc./(1)/                          56,748         254,799
Medallion Financial Corp.                                30,834         254,381
PetroQuest Energy Inc./(1)/                              50,555         254,292
Curis Inc./(1)/                                          72,480         253,680
Regent Communications Inc./(1)/                          42,059         253,195
QRS Corp./(1)(2)/                                        30,108         252,907
AVI BioPharma Inc./(1)(2)/                               34,033         251,844
Boston Beer Co Inc. "A"/(1)/                             21,400         251,664
Pain Therapeutics Inc./(1)/                              35,931         251,517
Meridian Resource Corp. (The)/(1)/                       77,210         250,933
Wackenhut Corrections Corp./(1)/                         18,712         250,741
Private Media Group Inc./(1)(2)/                         32,310         250,403
Pinnacle Entertainment Inc./(1)/                         42,042         250,150
Progenics Pharmaceuticals Inc./(1)/                      17,986         250,005
Winston Hotels Inc.                                      31,626         249,845
Avant! Corp./(1)(2)/                                     84,367         249,726
Butler Manufacturing Co.                                 11,499         249,528
Nu Horizons Electronics Corp./(1)/                       33,021         249,309
Vail Resorts Inc./(1)/                                   17,845         248,046
infoUSA Inc./(1)/                                        60,933         247,388
Quicksilver Resources Inc./(1)/                          18,169         247,098
J & J Snack Foods Corp./(1)/                             13,135         246,281
Gulfmark Offshore Inc./(1)/                              10,254         246,096
I-Stat Corp./(1)/                                        40,240         245,464
Paradigm Genetics Inc./(1)/                              39,184         244,900
Alloy Online Inc./(1)/                                   19,810         244,455
Sciclone Pharmaceuticals Inc./(1)/                       72,927         244,305
Trex Co. Inc./(1)(2)/                                    13,931         243,096
Tanger Factory Outlet Centers Inc.                       11,724         242,687
Encore Acquisition Co./(1)/                              16,138         242,070

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Schedule of Investments (continued)
September 30, 2001 (Unaudited)

Security                                       Shares           Value
---------------------------------------------------------------------

COMMON STOCKS (continued)
---------------------------------------------------------------------
TriPath Imaging Inc./(1)/                      56,223  $      241,759
K2 Inc./(1)/                                   40,411         241,658
Metawave Communications Corp./(1)/             89,404         241,391
Great American Financial Resources Inc.        13,289         241,195
Liqui-Box Corp.                                 5,836         240,735
Med-Design Corp. (The)/(1)(2)/                 16,681         240,206
SoundView Technology Group Inc./(1)/          119,490         240,175
Lynch Interactive Corp./(1)/                    4,832         239,184
Auspex Systems Inc./(1)/                      101,659         238,899
Navigant International Inc./(1)/               29,702         238,804
Bell Microproducts Inc./(1)/                   31,038         238,682
Miravant Medical Technologies/(1)/             31,068         237,670
Universal Display Corp./(1)(2)/                33,666         237,345
Spiegel Inc. "A"                               33,617         237,000
Armstrong Holdings Inc./(1)/                   86,725         236,759
Green Mountain Coffee Inc./(1)/                10,188         234,833
Concord Camera Corp./(1)/                      53,591         234,729
OSCA Inc./(1)(2)/                              15,076         233,678
RCN Corp./(1)(2)/                              72,854         233,133
Closure Medical Corp./(1)(2)/                  12,072         232,386
Artisan Components Inc./(1)/                   29,208         231,327
VaxGen Inc./(1)(2)/                            18,506         231,325
Exide Corp.                                    61,407         230,890
Alexander's Inc./(1)/                           3,782         230,324
Buckle Inc. (The)/(1)/                         13,948         230,142
PC-Tel Inc./(1)/                               30,624         229,680
Netro Corp./(1)/                               84,770         228,879
EarthShell Corp./(1)/                         103,969         228,732
WESCO International Inc./(1)/                  44,388         228,598
LodgeNet Entertainment Corp./(1)/              20,774         228,306
Syntroleum Corp./(1)/                          48,553         227,714
Foamex International Inc./(1)/                 36,947         227,224
Wireless Facilities Inc./(1)(2)/               50,807         227,107
Novadigm Inc./(1)/                             30,786         226,277
NN Inc.                                        25,934         226,144
Riviana Foods Inc.                             13,034         225,879
1-800-FLOWERS.com Inc./(1)/                    18,719         225,751
Sanchez Computer Associates Inc./(1)(2)/       29,970         225,374
Century Aluminum Company                       28,119         225,233
Peregrine Pharmaceuticals/(1)/                227,037         224,767
Ditech Communications Corp./(1)/               53,375         224,175
Dura Automotive Systems Inc./(1)/              30,932         222,710
Lydall Inc./(1)/                               33,690         222,354
CSS Industries Inc./(1)/                        8,777         222,058
Wyndham International Inc. "A"/(1)/           339,299         220,544
Friedman's Inc.                                31,224         220,441
Genencor International Inc./(1)/               22,255         219,434
Aurora Foods Inc./(1)/                         54,791         218,616
MicroFinancial Inc.                            15,898         218,598
Volt Information Sciences Inc./(1)/            18,221         218,288
MapInfo Corp./(1)/                             29,857         217,956
Wilsons The Leather Experts Inc./(1)/          24,059         217,493
Corporate Office Properties Trust              19,888         216,779
Dril-Quip Inc./(1)/                            13,976         216,628
KCS Energy Inc./(1)(2)/                        60,982         215,266
SCM Microsystems Inc./(1)(2)/                  34,521         214,375
Witness Systems Inc./(1)/                      26,211         213,620
Fedders Corp.                                  54,733         213,459
CPI Corp.                                      14,848         213,366
Measurements Specialties Inc./(1)/             21,572         213,347
Red Hat Inc./(1)/                              60,885         213,098
Republic Bancorp Inc. "A"                      16,075         212,994
IMPCO Technologies Inc./(1)(2)/                18,251         212,442
Kenneth Cole Productions "A"/(1)/              16,757         211,976
Virage Logic Corp./(1)/                        19,377         211,791
Triangle Pharmaceuticals Inc./(1)/             66,012         211,238
Genrad Inc./(1)/                               64,326         210,346
Wolverine Tube Inc./(1)/                       20,733         209,403
Aspect Communications Corp./(1)/              116,137         207,885
Xybernaut Corp./(1)/                          103,617         207,234
Maxim Pharmaceuticals Inc./(1)(2)/             52,395         206,960
Trikon Technologies Inc./(1)/                  24,488         206,679
Sunrise Telecom Inc./(1)/                      41,193         205,553
Mesa Air Group Inc./(1)(2)/                    62,589         204,040
CoBiz Inc.                                     15,788         203,665
SONICblue Inc./(1)/                           186,580         203,372
Silicon Graphics Inc./(1)/                    441,313         203,004
United Auto Group Inc./(1)/                    12,139         201,993
Option Care Inc./(1)/                          12,980         201,709
Hexcel Corp./(1)/                              50,291         201,164
Steinway Musical Instruments Inc./(1)/         13,867         200,933
Aware Inc./(1)/                                50,987         200,889
Steven Madden Ltd./(1)/                        19,772         200,686
Valentis Inc./(1)/                             66,874         200,622
Cell Pathways Inc./(1)(2)/                     60,931         200,463
Micro General Corp./(1)/                       23,308         199,980
ATS Medical Inc./(1)/                          49,898         199,592
Transgenomic Inc./(1)/                         26,425         199,509
Metromedia International Group Inc./(1)/      166,174         199,409
Schawk Inc.                                    20,244         199,403
Horizon Offshore Inc./(1)/                     32,678         199,336
Turnstone Systems Inc./(1)(2)/                 66,389         199,167
PLX Technology Inc./(1)/                       38,460         198,838
Insmed Incorporated/(1)/                       74,058         198,475

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

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September 30, 2001 (Unaudited)

Security                                       Shares           Value
---------------------------------------------------------------------

COMMON STOCKS (continued)
---------------------------------------------------------------------
Alico Inc.                                      7,808  $      197,933
NCH Corp.                                       5,050         197,910
Lithia Motors Inc. "A"/(1)/                    14,236         197,880
Stoneridge Inc./(1)/                           28,239         197,673
Novoste Corp./(1)/                             33,324         197,611
Aksys Ltd./(1)/                                39,096         197,435
Stamps.com Inc./(1)/                           78,993         196,693
Troy Financial Corp./(2)/                       9,264         195,841
Prodigy Communications Corp. "A"/(1)/          35,442         195,285
Keystone Property Trust                        15,352         194,970
Orchid Biosciences Inc./(1)/                   89,016         194,945
Avanex Corp./(1)/                              65,671         194,386
Hibbet Sporting Goods Inc./(1)/                 8,285         194,283
ADE Corp./(1)/                                 20,663         194,232
Liberty Digital Inc. "A"/(1)/                  48,115         192,941
Keithley Instruments Inc.                      13,442         192,893
BriteSmile Inc./(1)(2)/                        31,932         191,592
OTG Software Inc./(1)/                         34,483         191,381
Standard Motor Products Inc.                   16,324         190,991
Wave Systems Corp. "A"/(1)/                   113,001         190,972
POZEN Inc./(1)/                                43,890         190,922
Deb Shops Inc.                                  9,255         190,468
New Century Financial Corp./(1)(2)/            19,405         190,169
Quaker Fabric Corp./(1)/                       26,020         189,946
World Acceptance Corp./(1)/                    27,074         189,518
Emex Corp./(1)(2)/                             28,851         188,974
Gibraltar Steel Corp.                          12,410         187,391
1-800 Contacts Inc./(1)/                       15,230         187,329
Penton Media Inc.                              52,289         185,626
ACTV Inc./(1)/                                 90,625         184,875
CompuCredit Corp./(1)(2)/                      25,272         184,233
Performance Technologies Inc./(1)/             22,372         183,898
Rainbow Technologies Inc./(1)/                 52,211         182,739
Ribozyme Pharmaceuticals Inc./(1)/             26,044         182,048
Republic Bancshares Inc./(1)/                  10,696         181,511
I-many Inc./(1)/                               78,227         181,487
Intertrust Technologies Corp./(1)/            169,773         179,959
SkillSoft Corp./(1)/                           11,222         179,328
Sauer Inc.                                     22,865         178,804
Deltagen Inc./(1)/                             25,290         178,800
Tuesday Morning Corp./(1)/                     19,354         177,670
Keryx Biopharmaceuticals Inc./(1)/             28,162         177,139
HI/FN Inc./(1)/                                17,983         177,133
Beasley Broadcast Group Inc. "A"/(1)/          17,226         176,566
Genzyme Transgenics Corp./(1)/                 45,821         176,411
H Power Corp./(1)/                             56,160         175,219
Kaiser Aluminum Corp./(1)/                     67,575         173,668
Tropical Sportswear International
  Corp./(1)/                                   10,212         173,093
New Horizons Worldwide Inc./(1)/               15,020         173,083
Oplink Communications Inc./(1)/               260,474         171,913
AT&T Latin America Corp./(1)/                  97,565         171,714
Churchill Downs Inc.                            6,177         171,474
Docent Inc./(1)/                               82,741         171,274
North American Scientific Inc./(1)/            15,838         171,050
Terremark Worldwide Inc./(1)/                 341,961         170,981
Internet Capital Group Inc./(1)(2)/           427,256         170,902
FiberCore Inc./(1)/                            71,107         170,657
Transmontaigne Inc./(1)/                       35,182         170,633
Genelabs Technologies Inc./(1)/                91,802         169,834
Boron, LePore & Associates Inc./(1)/           17,786         168,967
Ulticom Inc./(1)/                              20,877         168,686
Urban Outfitters Inc./(1)/                     15,057         168,638
GenesisIntermedia Inc./(1)(2)/                 28,525         168,297
Hemispherx Biopharma Inc./(1)(2)/              41,717         168,120
NetRatings Inc./(1)/                           16,298         168,032
Seaboard Corp.                                    800         168,000
SignalSoft Corp./(1)/                          42,440         166,781
CCC Information Services Group Inc./(1)/       22,812         166,756
Sangamo BioSciences Inc./(1)(2)/               22,087         165,432
NetScout Systems Inc./(1)/                     38,828         165,019
America Online Latin America
  Inc. "A"/(1)(2)/                             50,113         164,872
Digex Inc./(1)/                                49,232         164,435
Perini Corp./(1)/                              25,254         164,151
Bush Industries Inc. "A"                       18,554         163,832
Ladish Co. Inc./(1)/                           20,568         163,516
Kosan Biosciences Inc./(1)/                    30,851         163,510
U.S. Physical Therapy Inc./(1)/                 9,984         162,040
ChipPAC Inc./(1)/                              70,333         161,766
Coldwater Creek Inc./(1)/                       8,807         161,168
NATCO Group Inc. "A"/(1)/                      20,984         161,157
Embarcadero Technologies Inc./(1)(2)/          20,339         160,068
Centennial Cellular Corp. "A"/(1)/             17,774         159,966
Vysis Inc./(1)/                                 7,956         159,916
McMoRan Exploration Co./(1)/                   29,312         159,750
Genaissance Pharmaceuticals Inc./(1)/          40,892         159,070
Packeteer Inc./(1)/                            49,859         159,050
Targeted Genetics Corp./(1)/                   84,359         158,595
TTM Technologies Inc./(1)/                     25,597         158,189
Alaska Communications Systems Group/(1)/       20,772         158,075
Applied Innovation/(1)/                        19,850         157,807
Prime Group Realty Trust                       13,149         157,131
3DO Co. (The)/(1)/                             75,390         154,549
Harvard Bioscience Inc./(1)/                   15,431         154,310
Sanderson Farms Inc.                           10,766         153,308

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Schedule of Investments (continued)
September 30, 2001 (Unaudited)

Security                                       Shares           Value
---------------------------------------------------------------------

COMMON STOCKS (continued)
---------------------------------------------------------------------
Visual Networks Inc./(1)/                      67,117  $      153,027
Hollywood Casino Corp. "A"/(1)/                22,591         152,489
Prize Energy Corp./(1)/                         8,718         152,129
Provident Bancorp Inc./(2)/                     7,069         151,913
Covenant Transport Inc. "A"/(1)/               16,115         151,481
Golden Telecom Inc./(1)/                       19,400         151,320
Mechanical Technology Inc./(1)/                43,223         151,281
Peco II Inc./(1)/                              31,410         150,768
Hyseq Inc./(1)/                                24,673         150,752
Divine Inc. "A"/(1)/                          241,676         149,767
Oil States International Inc./(1)/             22,603         149,180
Dynacq International Inc./(1)(2)/               9,896         148,935
Maxwell Technologies Inc./(1)/                 22,898         148,837
XM Satellite Radio Holdings
  Inc. "A"/(1)(2)/                             28,329         148,444
Spectra-Physics Lasers Inc./(1)/                8,345         148,124
Catapult Communications Corp./(1)/             10,720         147,507
Gulf Island Fabrication Inc./(1)/              17,238         146,868
Nanogen Inc./(1)/                              30,035         146,571
Onyx Pharmaceuticals Inc./(1)/                 41,709         146,399
Ariad Pharmaceuticals Inc./(1)/                59,727         146,331
Ventiv Health Inc./(1)/                        35,863         145,604
Commercial Bank of New York                     4,436         145,057
Arden Group Inc. "A"/(1)/                       3,241         144,678
Next Level Communications Inc./(1)/            47,041         143,941
Crossroads Systems Inc./(1)/                   43,301         142,893
Royal Bancshares of Pennsylvania "A"            8,047         142,834
EXE Technologies Inc./(1)/                     69,842         142,478
Scientific Games Corp. "A"/(1)/                35,873         142,416
Avici Systems Inc./(1)/                       111,162         142,287
SLI Inc.                                       54,709         141,696
Comdisco Inc.                                 239,924         141,555
Simpex Solutions Inc./(1)/                      9,350         141,372
Titanium Metals Corp./(1)/                     44,030         140,896
ONYX Software Corp./(1)/                       74,038         140,672
Manufacturers Services Ltd./(1)/               34,695         140,515
American West Holdings Corp. "B"/(1)/          75,847         140,317
Mestek Inc./(1)/                                5,983         139,105
Orbital Sciences Corp./(1)/                    76,219         138,719
ON Semiconductor Corp./(1)/                    74,930         138,621
Finova Group Inc./(1)/                        123,607         138,440
McAfee.com Corp./(1)/                          11,962         138,161
ZixIt Corp./(1)(2)/                            28,576         137,736
ITXC Corp./(1)/                                53,022         135,206
Millennium Cell Inc./(1)(2)/                   36,007         134,666
IXYS Corporation/(1)/                          22,527         134,036
Callon Petroleum Corp./(1)/                    19,646         133,593
HealthExtras Inc./(1)(2)/                      25,974         133,506
Synplicity Inc./(1)/                           23,621         132,278
Mesaba Holdings Inc./(1)/                      22,301         131,576
Innovative Solutions and Support Inc./(1)/     18,082         131,456
SRI/Surgical Express Inc./(1)/                  4,411         131,227
Inet Technologies Inc./(1)/                    22,184         131,107
Value Line Inc.                                 3,373         129,186
NMS Communications Corp./(1)(2)/               82,739         129,073
TiVo Inc./(1)(2)/                              38,615         128,202
MacroChem Corp./(1)(2)/                        51,974         127,336
Star Scientific Inc./(1)/                      45,968         126,872
Multex.com Inc./(1)/                           61,232         126,750
Ansoft Corp./(1)/                              13,832         126,148
SureBeam Corporation "A"/(1)(2)/               15,179         125,986
Bebe Stores Inc./(1)(2)/                        8,356         125,841
WJ Communications Inc./(1)/                    32,910         125,058
Management Network Group Inc. (The)/(1)/       20,584         124,533
BMC Industries Inc.                            60,829         124,091
Value City Department Stores Inc./(1)/         35,759         123,011
Medis Technologies Ltd./(1)(2)/                19,460         122,793
Xanser Corp./(1)/                              66,021         122,139
Castle (A.M.) & Co.                            14,666         121,728
Satcon Technology Corp./(1)/                   22,524         121,404
Chordiant Software Inc./(1)/                   64,701         120,991
NYMAGIC Inc.                                    7,451         119,589
Kana Communications Inc./(1)/                 329,447         118,601
Support.com Inc./(1)/                          49,117         117,881
Nanophase Technologies Corp./(1)/              26,213         116,648
PC Connection Inc./(1)/                        14,985         115,984
Guess ? Inc./(1)(2)/                           17,969         115,900
Consolidated Freightways Corp./(1)/            37,907         114,858
Ciphergen Biosystems Inc./(1)/                 37,452         114,229
Puma Technology Inc./(1)/                      84,488         114,059
Salton Inc./(1)(2)/                            13,317         113,994
Net2Phone Inc./(1)/                            37,570         113,837
SeeBeyond Technology Corp./(1)/                62,998         113,396
OPNET Technologies Inc./(1)/                   19,326         113,250
Digital Generation Systems Inc./(1)/           79,753         113,249
Convera Corp./(1)/                             46,189         113,163
TradeStation Group Inc./(1)/                   45,916         112,494
Infogrames Inc./(1)/                           33,056         112,390
Sitel Corp./(1)/                              126,015         112,153
Saba Software Inc./(1)(2)/                     56,119         111,116
Datastream Systems Inc./(1)/                   36,386         109,158
Resortquest International Inc./(1)/            36,289         108,867
Third Wave Technologies Inc./(1)(2)/           17,026         107,604
Large Scale Biology Corp./(1)/                 29,024         107,389
Duraswitch Industries Inc./(1)/                10,561         106,032

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

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Schedule of Investments (continued)
September 30, 2001 (Unaudited)

Security                                       Shares           Value
---------------------------------------------------------------------

COMMON STOCKS (continued)
---------------------------------------------------------------------
Brio Technology Inc./(1)/                      43,252  $      105,102
Cobalt Corp.                                   20,568         104,897
StarBase Corp./(1)/                           156,888         103,546
American Realty Investors Inc./(1)/             9,278         102,800
Stanford Microdevices Inc./(1)/                23,026         102,235
Act Manufacturing Inc./(1)(2)/                 22,986         102,058
Uniroyal Technology Corp./(1)/                 32,465         101,940
August Technology Corp./(1)/                   12,231         100,294
Immune Response Corp./(1)/                     69,725          99,009
EEX Corp./(1)/                                 70,455          98,637
Federal-Mogul Corp.                           151,547          98,506
MEMC Electronics Materials Inc./(1)/           92,734          97,371
Fairchild Corp. (The) "A"/(1)/                 28,633          97,352
ITC DeltaCom Inc./(1)/                         80,641          96,769
Maui Land & Pineapple Co./(1)/                  4,826          96,520
Clayton Williams Energy Inc./(1)/              10,356          96,518
Beacon Power Corporation/(1)/                  62,976          95,724
3 Dimensional Pharmaceuticals Inc./(1)/        13,968          95,681
Copper Mountain Networks Inc./(1)/            119,595          95,676
Richardson Electronics Ltd.                    11,574          95,601
ROHN Industries Inc./(1)/                      38,568          95,263
APAC Customer Services Inc.                    54,356          95,123
ATP Oil & Gas Corp./(1)/                       13,553          94,193
Syntel Inc./(1)/                               11,475          94,095
Revlon Inc. "A"/(1)(2)/                        17,800          93,450
Extensity Inc./(1)/                            33,336          93,341
Westpoint Stevens Inc./(2)/                    52,710          93,297
Oglebay Norton Co.                              6,320          92,904
Selectica Inc./(1)/                            38,296          91,910
Interland Inc./(1)/                            86,074          90,378
AEP Industries Inc./(1)/                        3,568          89,200
BSQUARE Corp./(1)/                             33,491          88,751
CompX International Inc.                        8,296          86,693
Corillian Corp./(1)/                           43,690          86,506
Art Technology Group Inc./(1)/                122,340          85,638
EXACT Sciences Corp./(1)(2)/                    9,064          83,933
Coca-Cola Bottling Co.                          2,192          82,748
Liberty Livewire Corporation "A"/(1)/          12,242          82,389
Moldflow Corp./(1)/                             9,646          81,702
National Beverage Corp./(1)/                    8,140          81,400
Tremont Corp.                                   2,930          80,575
Viasystems Group Inc./(1)/                    122,742          79,782
Ameristar Casinos Inc./(1)/                     6,093          79,392
Seattle Genetics Inc./(1)/                     15,801          79,005
Microstrategy Inc./(1)(2)/                     69,861          78,943
Lightpath Technologies Inc. "A"/(1)/           43,742          77,861
V.I. Technologies Inc./(1)/                    11,690          74,816
Braun Consulting Inc./(1)/                     20,743          74,675
Lexar Media Inc./(1)/                          74,590          74,590
VA Linux Systems Inc./(1)/                     70,687          74,221
CacheFlow Inc./(1)/                            49,208          73,812
GenStar Therapeutics Corp./(1)/                26,050          73,200
Cosine Communications Inc./(1)/               194,133          71,829
FTD.COM Inc./(1)/                              18,569          71,491
UAXS Global Holdings Inc./(1)/                 95,304          70,525
BioSphere Medical Inc./(1)/                     8,315          68,599
Adelphia Business Solutions Inc./(1)/          62,948          66,725
Carrier Access Corp./(1)/                      23,922          64,350
Loudcloud Inc./(1)/                            55,809          62,506
Amtran Inc./(1)/                                7,224          62,126
Interactive Intelligence Inc./(1)/             12,250          61,250
PYR Energy Corp./(1)/                          32,722          60,536
Inkine Pharmaceutical Co./(1)/                 77,436          59,626
Handspring Inc./(1)/                           43,987          59,382
PEC Solutions Inc./(1)/                         3,482          59,333
Click Commerce Inc./(1)/                       39,502          59,253
Sorrento Networks Corp./(1)(2)/                28,868          57,736
MEEMIC Holdings Inc./(1)/                       2,429          57,616
First Banks America Inc./(1)/                   1,852          56,764
Luminent Inc./(1)/                             28,301          56,602
Newmark Homes Corp.                             5,191          56,478
VerticalNet Inc./(1)/                         153,667          55,320
ICT Group Inc./(1)/                             5,905          54,326
Polaroid Corp.                                101,868          52,971
Blue Martini Software Inc./(1)/                66,409          51,799
Align Technology Inc./(1)(2)/                  22,598          49,264
NEON Communications Inc./(1)(2)/               17,009          46,605
Digitas Inc./(1)/                              19,670          45,241
ANC Rental Corp./(1)/                          84,612          43,998
Network Plus Corp./(1)(2)/                     39,478          39,873
Donna Karan International Inc./(1)/             3,718          37,552
Pinnacle Holdings Inc./(1)/                    95,632          37,296
Choice One Communications Inc./(1)(2)/         22,600          36,838
Hayes Lemmerz International Inc./(1)/          35,660          35,660
Matrix Pharmaceutical Inc./(1)/                59,106          34,281
Equity One Inc./(2)/                            2,884          33,743
iBasis Inc./(1)/                               74,445          31,267
Gentek Inc.                                     9,388          30,511
USinternetworking Inc./(1)/                   109,708          29,621
On Command Corp./(1)/                          12,611          27,618
Alliance Fiber Optic Products Inc./(1)/        32,726          26,508
Optical Communication Products Inc./(1)/       10,508          24,379
Engage Technologies Inc./(1)/                  99,172          23,801
Novatel Wireless Inc./(1)/                     59,975          23,390

--------------------------------------------------------------------------------
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

iShares Russell 2000 Index Fund
Schedule of Investments (continued)
September 30, 2001 (Unaudited)

                                              Shares or
Security                                      Principal         Value
---------------------------------------------------------------------

COMMON STOCKS (continued)
---------------------------------------------------------------------
Constellation 3D Inc./(1)/                     31,809  $       22,902
Tripath Technology Inc./(1)/                   35,306          19,771
StarMedia Network Inc./(1)/                    90,250          14,440
OmniSky Corp./(1)/                             43,350          10,838
Focal Communications Corp./(1)(2)/             35,515          10,299
Optical Cable Corp./(1)(2)/                     5,347           9,892
IMPSAT Fiber Networks Inc./(1)/                35,425           7,085
Frontline Capital Group Inc./(1)/              68,243           6,142
---------------------------------------------------------------------

TOTAL COMMON STOCKS
(Cost: $1,853,859,429)                                  1,508,391,784
---------------------------------------------------------------------

SHORT TERM INSTRUMENTS - 9.89%
---------------------------------------------------------------------
Dreyfus Money Market Fund/(3)/            $59,840,480      59,840,480
General Electric Commercial Paper
  2.46%, 10/23/01/(3)/                     10,000,000      10,000,000
Goldman Sachs Financial Square Prime
  Obligation Fund/(3)/                     11,078,016      11,078,016
Providian Temp Cash Money Market
  Fund/(3)/                                68,693,027      68,693,027
---------------------------------------------------------------------

TOTAL SHORT TERM INSTRUMENTS
(Cost: $149,611,523)                                      149,611,523
---------------------------------------------------------------------

Security                                    Principal           Value
---------------------------------------------------------------------
REPURCHASE AGREEMENT - 0.15%
---------------------------------------------------------------------
Investors Bank & Trust Tri-Party
  Repurchase Agreement, dated
  09/28/01, due 10/01/01, with a
  maturity value of $2,225,152 and an
  effective yield of 2.90%.               $ 2,224,614  $    2,224,614
---------------------------------------------------------------------

TOTAL REPURCHASE AGREEMENT
(Cost: $2,224,614)                                          2,224,614
---------------------------------------------------------------------

TOTAL INVESTMENTS IN SECURITIES -- 109.75%
(Cost $2,005,695,566)                                   1,660,227,921
---------------------------------------------------------------------

Other Assets, Less Liabilities -- (9.75%)                (147,509,619)
---------------------------------------------------------------------

NET ASSETS -- 100.00%                                  $1,512,718,302
=====================================================================

 /(1)/  Non-income earning securities.
 /(2)/  Denotes all or part of security on loan. See Note 5.
 /(3)/ Represents investment of collateral received from securities lending transactions. See Note 5.

See notes to financial statements.

--------------------------------------------------------------------------------
iShares Schedules of Investments                                        page 109
iShares Russell 2000 Index Fund
Schedule of Investments (continued)
September 30, 2001 (Unaudited)

Security                                       Shares         Value
-------------------------------------------------------------------

COMMON STOCKS - 99.89%
-------------------------------------------------------------------
TriQuint Semiconductor Inc./(1)(2)/           109,169  $  1,745,616
LifePoint Hospitals Inc./(1)(2)/               32,394     1,425,336
Renal Care Group Inc./(1)/                     40,761     1,254,216
New York Community Bancorp                     53,010     1,230,362
Doral Financial Corp.                          31,404     1,218,475
Charles River Laboratories International
  Inc./(1)(2)/                                 33,245     1,175,876
Lee Enterprises Inc.                           36,850     1,167,040
Hudson United Bancorp                          39,058     1,083,469
Techne Corp./(1)/                              34,806     1,024,341
Affiliated Managers Group Inc./(1)/            17,351       985,710
Province Healthcare Co./(1)/                   26,477       972,765
Career Education Corp./(1)/                    17,441       959,255
Smith (Charles E) Residential Realty
  Inc.                                         18,626       959,239
Titan Corp. (The)/(1)/                         47,142       923,983
Brown & Brown Inc.                             17,470       910,187
Steris Corp./(1)/                              46,292       910,101
Respironics Inc./(1)/                          25,473       905,820
Alliant Techsystems Inc./(1)/                  10,362       886,987
Copart Inc./(1)/                               31,455       881,055
Apria Healthcare Group Inc./(1)/               33,964       879,668
Illuminet Holdings Inc./(1)/                   22,950       879,444
Performance Food Group Co./(1)/                30,811       879,038
InterMune Inc./(1)/                            22,415       857,374
Ruby Tuesday Inc.                              53,955       847,094
Park National Corp.                             8,723       843,950
Perot Systems Corp. "A"/(1)/                   51,840       837,216
Plexus Corp./(1)(2)/                           35,060       826,715
Inverness Medical Technology Inc./(1)/         22,099       816,558
GTECH Holdings Corp./(1)/                      23,607       815,386
CEC Entertainment Inc./(1)/                    23,444       799,440
Roper Industries Inc.                          22,194       798,762
Accredo Health Inc./(1)/                       21,800       793,520
THQ Inc./(1)(2)/                               18,376       792,924
Wiley (John) & Sons Inc. "A"                   37,909       791,540
Graco Inc.                                     26,151       789,760
Ascential Software Corp./(1)/                 238,042       785,539
Perrigo Co./(1)/                               51,161       775,089
NVR Inc./(1)/                                   5,481       770,135
Washington Real Estate Investment Trust        32,209       763,997
Cheesecake Factory (The)/(1)/                  31,878       763,478
Incyte Genomics Inc./(1)/                      55,826       762,583
Corporate Executive Board Co. (The)/(1)        29,221       762,084
Diagnostic Products Corp.                      17,921       756,625
Zebra Technologies Corp. "A"/(1)/              20,086       752,422
CIMA Labs Inc./(1)(2)/                         12,375       751,781
Cousins Properties Inc.                        30,032       743,292
AMETEK Inc.                                    27,896       733,107
Cubist Pharmaceuticals Inc./(1)/               22,371       733,098
99 Cents Only Stores/(1)/                      22,533       728,943
Global Payments Inc.                           24,667       725,210
Tetra Tech Inc./(1)/                           32,813       725,167
CommScope Inc./(1)/                            40,539       724,432
NPS Pharmaceuticals Inc./(1)/                  23,125       721,500
Alpha Industries Inc./(1)/                     37,031       717,290
TrustCo Bank Corp.                             52,065       715,373
Fair Isaac and Co. Inc.                        15,009       708,875
Varian Semiconductor Equipment
  Associates Inc./(1)/                         27,308       705,912
Mid Atlantic Medical Services Inc./(1)/        33,375       700,875
Covance Inc./(1)/                              38,965       697,863
Dial Corp.                                     42,078       696,391
Black Box Corp./(1)(2)/                        16,511       694,783
Price Communications Corp./(1)/                40,666       689,289
Cell Therapeutics Inc./(1)(2)/                 28,390       682,779
Federal Signal Corp.                           38,315       675,877
O'Reilly Automotive Inc./(1)/                  23,471       672,444
Chesapeake Energy Corp./(1)/                  117,962       666,485
Varian Inc./(1)/                               26,125       665,665
Stillwater Mining Co./(1)/                     32,624       656,395
IDEXX Laboratories Inc./(1)/                   28,044       655,388
eFunds Corp./(1)/                              38,958       648,651
Fisher Scientific International Inc./(1)/      25,470       646,938
CV Therapeutics Inc./(1)(2)/                   16,512       641,656
ITT Educational Services Inc./(1)/             19,974       639,168
Scios Inc./(1)(2)/                             38,171       638,219
Bruker Daltonics Inc./(1)(2)/                  38,424       637,838
Neurocrine Biosciences Inc./(1)/               19,774       633,163
Scholastic Corp./(1)/                          14,417       627,140
Waste Connections Inc./(1)/                    22,864       617,328
Microsemi Corp./(1)/                           23,646       615,978
Keane Inc./(1)/                                44,850       612,202
Powerwave Technologies Inc./(1)/               50,287       599,421
Commerce One Inc./(1)/                        240,064       590,557
Macromedia Inc./(1)/                           48,650       589,152
Ilex Oncology Inc./(1)/                        22,231       583,786
Tom Brown Inc./(1)/                            27,929       583,716
Jack in the Box Inc./(1)/                      20,823       583,044
Mercury Computer Systems Inc./(1)(2)/          15,516       582,626
Stone Energy Corp./(1)/                        18,032       580,630

--------------------------------------------------------------------------------
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

iShares Russell 2000 Index Fund
Schedule of Investments (continued)
September 30, 2001 (Unaudited)

Security                                       Shares      Value
-------------------------------------------------------------------

COMMON STOCKS (continued)
-------------------------------------------------------------------
RehabCare Group Inc./(1)/                      13,292  $    578,335
Haemonetics Corp./(1)/                         16,689       577,606
KV Pharmaceuticals Co. "B"/(1)(2)/             19,518       573,829
Spinnaker Exploration Co./(1)/                 16,144       571,175
Kopin Corp./(1)(2)/                            54,728       570,813
Donaldson Co. Inc.                             19,544       563,258
Linens 'N Things Inc./(1)/                     30,174       560,633
Applebee's International Inc.                  18,929       558,405
Matthews International Corp. "A"               25,290       557,897
Avocent Corporation/(1)/                       37,442       557,137
VISX Inc./(1)/                                 41,914       554,522
Veeco Instruments Inc./(1)/                    20,874       553,161
Ventas Inc.                                    50,884       552,091
HNC Software Inc./(1)/                         29,506       551,762
Aeroflex Inc./(1)/                             50,112       551,232
LTX Corp./(1)/                                 40,431       550,266
Too Inc./(1)/                                  26,042       546,622
Gartner Group Inc. "A"/(1)/                    60,308       545,787
Dal-Tile International Inc./(1)/               35,292       543,144
Michaels Stores Inc./(1)/                      14,854       542,765
Hilb Rogal & Hamilton Co.                      11,887       542,166
Sonic Corp./(1)/                               17,762       538,544
Swift Transportation Co. Inc./(1)/             30,422       538,469
Pharmaceutical Resources Inc./(1)(2)/          14,993       536,000
MSC Industrial Direct Co. Inc. "A"/(1)/        33,177       528,510
Cognex Corp./(1)/                              26,760       525,031
Plains Resource Inc./(1)/                      20,120       523,120
Syncor International Corp./(1)(2)/             16,380       521,375
National Data Corp./(2)/                       14,420       519,120
Education Management Corp./(1)/                17,082       518,610
Transkaryotic Therapies Inc./(1)(2)/           19,037       516,664
Trimeris Inc./(1)/                             14,625       513,338
Tupperware Corp.                               25,632       511,102
Rambus Inc./(1)(2)/                            69,422       510,946
Cooper Companies Inc.                          10,826       507,739
Liberate Technologies Inc./(1)/                50,940       507,362
Key Energy Services Inc./(1)/                  79,532       505,824
Electro Scientific Industries Inc./(1)/        22,900       502,655
Activision Inc./(1)/                           18,417       501,311
Direct Focus Inc./(1)(2)/                      25,179       501,062
Westamerica Bancorp                            13,846       499,148
American Italian Pasta Co. "A"/(1)/            11,503       497,505
Thoratec Labs Corp./(1)/                       29,884       494,281
Cryolife Inc./(1)/                             13,108       492,992
Eclipsys Corp./(1)(2)/                         36,905       490,836
Plantronics Inc./(1)/                          28,780       490,699
Regeneron Pharmaceuticals Inc./(1)/            21,988       489,013
Alpharma Inc. "A"/(2)/                         16,963       488,534
Polaris Industries Partners LP "A"             12,698       487,349
Administaff Inc./(1)/                          18,648       484,848
Exar Corp./(1)/                                27,936       483,293
Isis Pharmaceuticals Inc./(1)(2)/              28,179       480,452
Technitrol Inc.                                21,437       478,045
AmeriPath Inc./(1)/                            18,151       476,645
Edwards (J.D.) & Co./(1)/                      66,861       476,050
Cambrex Corp.                                  14,134       473,913
Stericycle Inc./(1)/                           11,340       472,651
Evergreen Resources Inc./(1)/                  13,918       472,516
UCBH Holdings Inc.                             16,129       470,644
Insight Enterprises Inc./(1)/                  33,090       467,893
Impath Inc./(1)/                               13,462       464,574
AmSurg Corp./(1)/                              16,812       463,171
Cabot Oil & Gas Corp. "A"                      23,177       462,381
Concurrent Computer Corp./(1)/                 50,824       461,482
Mentor Corp.                                   18,175       459,828
Alamosa Holdings Inc./(1)(2)/                  33,071       458,033
CAL Dive International Inc./(1)/               27,383       456,201
Landstar System Inc./(1)/                       7,089       453,696
Cerus Corp./(1)/                                9,588       453,033
Advanced Digital Information Corp./(1)/        43,882       452,423
Atlantic Coast Airlines Holdings Inc./(1)/     33,516       445,763
Greater Bay Bancorp                            19,138       445,341
Adolor Corporation/(1)/                        26,187       443,346
Fleming Companies Inc./(2)/                    14,948       440,966
Chico's FAS Inc./(1)(2)/                       18,702       440,432
Albany Molecular Research Inc./(1)/            17,689       439,218
AirGate PCS Inc./(1)/                           9,880       438,870
Surmodics Inc./(1)(2)/                         10,967       438,132
Footstar Inc./(1)(2)/                          12,648       437,621
Elantec Semiconductor Inc./(1)/                19,047       437,129
FYI Inc./(1)/                                  11,624       436,132
SBA Communications Corp./(1)/                  32,613       435,384
Kronos Inc./(1)/                               10,582       434,391
Cymer Inc./(1)/                                25,770       431,647
Men's Wearhouse Inc. (The)/(1)/                23,658       427,737
NetIQ Corp./(1)/                               18,693       425,640
Teledyne Technologies Inc./(1)/                26,640       424,908
Flowserve Corp./(1)/                           21,448       423,598
Southwest Bancorp of Texas Inc./(1)/           14,237       423,551
American Medical Systems Holdings
  Inc./(1)/                                    22,104       421,523

--------------------------------------------------------------------------------
iShares Schedules of Investments                                        page 111
iShares Russell 2000 Index Fund
Schedule of Investments (continued)
September 30, 2001 (Unaudited)

Security                                       Shares      Value
-------------------------------------------------------------------

COMMON STOCKS (continued)
-------------------------------------------------------------------
Virata Corp./(1)/                              42,110  $    420,258
Western Gas Resources Inc.                     16,124       419,708
FactSet Research Systems Inc.                  17,258       418,679
Church & Dwight Co. Inc.                       16,165       417,865
United Bancshares Inc.                         15,455       417,285
GlobeSpan Inc./(1)/                            45,940       415,298
BARRA Inc./(1)/                                 9,869       414,695
MAXIMUS Inc./(1)/                              10,404       413,351
Owens & Minor Inc.                             20,346       413,024
Legato Systems Inc./(1)/                       75,187       412,025
Leap Wireless International Inc./(1)(2)/       26,202       411,371
Newport Corp./(2)/                             28,782       405,826
Choice Hotels International Inc./(1)/          24,579       405,553
Chelsea Property Group Inc.                     8,908       404,869
Argosy Gaming Co./(1)/                         15,384       403,061
Power Integrations Inc./(1)/                   21,913       399,255
DSP Group Inc./(1)/                            19,937       397,743
American Management Systems Inc./(1)/          33,092       397,435
Maxygen Inc./(1)/                              24,459       387,614
Immunomedics Inc./(1)/                         31,645       378,791
C&D Technologies Inc.                          20,568       378,451
Hot Topic Inc./(1)(2)/                         15,057       377,931
Viropharma Inc./(1)(2)/                        14,947       377,711
Neose Technologies Inc./(1)/                    9,757       376,620
Frontier Oil Corp.                             21,902       375,619
InterCept Group Inc. (The)/(1)/                11,213       375,075
Invacare Corp.                                  9,226       373,653
Flir Systems Inc./(1)/                          9,103       373,496
Sylvan Learning Systems Inc./(1)/              16,235       371,782
Rogers Corp./(1)/                              13,143       369,450
Patina Oil & Gas Corp.                         15,978       367,494
Duramed Pharmaceuticals Inc./(1)/              18,108       366,506
Bio-Technology General Corp./(1)/              48,821       365,181
Christopher & Banks Corp./(1)(2)/              12,125       365,084
Boyds Collection Ltd. (The)/(1)/               44,215       364,774
Corixa Corp./(1)(2)/                           34,539       362,628
Woodward Governor Co.                           7,448       360,856
Manufactured Home Communities Inc.             11,836       360,051
Atrix Laboratories Inc./(1)/                   15,295       359,429
Credence Systems Corp./(1)/                    29,813       359,247
Photronics Inc./(1)/                           19,394       357,819
Packard BioScience Company/(1)/                45,175       357,334
ATMI Inc./(1)/                                 22,940       354,423
Metro One Telecommunications Inc./(1)(2)/      15,220       353,104
Astropower Inc./(1)(2)/                        10,215       352,520
SCP Pool Corp./(1)/                            16,482       351,891
Dreyer's Grand Ice Cream Inc.                  12,079       350,895
Texas Regional Bancshares "A"                  10,251       350,277
Coinstar Inc./(1)/                             17,619       347,447
General Communication Inc. "A"/(1)/            28,499       344,838
Olin Corp.                                     23,454       344,774
Intergraph Corp./(1)/                          38,411       343,778
InterDigital Communications Corp./(1)/         46,760       342,751
Pacific Capital Bancorp                        11,796       341,730
Noven Pharmaceuticals Inc./(1)/                18,873       341,601
Progress Software Corp./(1)/                   24,383       341,118
Sensormatic Electronics Corp./(1)/             14,429       340,236
Insituform Technologies Inc. "A"/(1)/          19,923       339,687
Commonwealth Telephone Enterprises
  Inc./(1)/                                     9,202       338,173
Grey Global Group Inc.                            608       336,224
Newpark Resources Inc./(1)/                    49,718       335,597
Pacific Sunwear of California Inc./(1)/        24,349       334,799
Chittenden Corp.                               13,098       332,689
Datascope Corp.                                 8,577       332,616
FuelCell Energy Inc./(1)(2)/                   22,433       332,233
Donnelley (R.H.) Corp./(1)/                    12,705       331,855
Cost Plus Inc./(1)/                            17,993       330,351
Infocus Corp./(1)/                             25,249       329,499
Arthocare Corp./(1)(2)/                        16,803       329,339
Philadelphia Suburban Corp.                    12,247       321,606
Mills Corp.                                    15,019       321,106
Information Holdings Inc./(1)/                 16,346       321,035
Trimble Navigation Ltd./(1)/                   20,886       318,512
East West Bancorp Inc.                         13,586       317,777
Symyx Technologies Inc./(1)/                   21,497       317,081
Edison Schools Inc./(1)(2)/                    20,952       316,375
Brady Corp. "A"                                10,615       316,327
Exelixis Inc./(1)/                             27,357       313,511
Enzo Biochem Inc./(1)(2)/                      18,336       310,979
Simpson Manufacturing Co. Inc./(1)/             5,845       309,785
Ligand Pharmaceuticals Inc. "B"/(1)/           33,734       309,678
Helix Technology Corp.                         18,990       308,398
Priceline.com Inc./(1)/                        81,115       307,426
MKS Instruments Inc./(1)/                      17,307       307,199
Topps Co. (The)/(1)/                           31,663       303,965
Forward Air Corp./(1)/                         12,906       303,807
InfoSpace Inc./(1)/                           205,106       303,557
DRS Technologies Inc./(1)/                      8,664       301,074
Genesco Inc./(1)(2)/                           18,521       300,966

--------------------------------------------------------------------------------
  page 112                                                              i|Shares
iShares Russell 2000 Growth Index Fund
Schedule of Investments (continued)
September 30, 2001 (Unaudited)

Security                                       Shares      Value
-------------------------------------------------------------------

COMMON STOCKS (continued)
-------------------------------------------------------------------
Hooper Holmes Inc.                             48,116  $    300,244
Silicon Storage Technology Inc./(1)/           64,335       297,871
Manitowoc Co. Inc.                             12,247       296,867
Tularik Inc./(1)/                              16,105       296,654
Gene Logic Inc./(1)/                           22,485       295,903
Read-Rite Corp./(1)/                          100,156       295,460
Integrated Circuit Systems Inc./(1)/           23,099       295,205
Dionex Corp./(1)/                              11,701       295,099
Anchor Gaming/(1)/                              7,088       294,152
Covanta Energy Corporation/(1)/                25,175       294,044
Immunogen Inc./(1)(2)/                         32,450       293,672
NYFIX Inc./(1)/                                20,521       293,450
Stewart & Stevenson Services Inc.              12,025       289,562
General Semiconductor Inc./(1)/                29,949       287,510
On Assignment Inc./(1)/                        17,858       287,157
CTS Corp.                                      19,438       287,099
Oak Technology Inc./(1)/                       36,802       287,056
Sangstat Medical Corp./(1)/                    15,521       286,052
Mobile Mini Inc./(1)/                          10,983       285,119
Panera Bread Co. "A"/(1)/                       8,138       284,749
FileNET Corp./(1)/                             28,234       284,316
Actel Corp./(1)/                               15,996       284,089
CVB Financial Corp.                            13,163       283,004
Westport Resources Corp./(1)/                  19,247       282,931
Bally Total Fitness Holding Corp./(1)(2)/      13,851       281,314
Rare Hospitality International Inc./(1)/       18,072       280,839
Gentiva Health Services Inc./(1)/              15,587       280,722
Hain Celestial Group Inc./(1)/                 15,182       279,501
Petsmart Inc./(1)/                             39,623       278,946
Serologicals Corp./(1)/                        15,396       278,822
Vintage Petroleum Inc.                         17,529       277,835
FEI Co./(1)/                                   12,764       277,617
Brooks Automation Inc./(1)(2)/                 10,420       277,068
Tanox Inc./(1)(2)/                             18,745       276,864
Delta & Pine Land Co.                          16,180       274,736
P.F. Chang's China Bistro Inc./(1)(2)/          7,640       274,429
Veritas DGC Inc./(1)/                          24,585       274,123
Integra LifeSciences Holdings
  Corporation/(1)/                              9,924       274,101
Forest City Enterprises Inc. "A"                5,701       273,648
Itron Inc./(1)(2)/                             11,873       273,316
DDi Corp./(1)/                                 34,783       272,699
WD-40 Company                                  13,214       271,548
ANADIGICS Inc./(1)/                            22,211       270,974
Vicor Corp./(1)/                               19,071       269,092
Unit Corp./(1)/                                30,261       268,718
Kulicke & Soffa Industries Inc./(1)(2)/        24,570       267,813
Chateau Communities Inc.                        9,083       267,494
Amylin Pharmaceuticals Inc./(1)(2)/            47,696       263,759
Computer Network Technology Corp./(1)/         25,017       263,179
Borland Software Corp./(1)/                    32,438       262,748
EGL Inc./(1)/                                  29,585       262,419
Midway Games Inc./(1)(2)/                      21,624       261,867
Franklin Electric Co. Inc.                      3,634       261,648
Granite Construction Inc.                      10,192       261,323
Korn/Ferry International/(1)/                  31,585       260,576
InterVoice-Brite Inc./(1)/                     25,103       260,569
Documentum Inc./(1)/                           31,791       260,368
Entegris Inc./(1)/                             32,823       259,302
Lone Star Technologies Inc./(1)/               20,903       259,197
Maverick Tube Corp./(1)/                       28,549       258,654
Advanced Energy Industries Inc./(1)(2)/        15,546       258,530
Sapient Corp./(1)/                             67,068       258,212
Swift Energy Co./(1)/                          12,500       257,750
Andrew Corp./(1)/                              14,170       257,611
Ocular Sciences Inc./(1)/                      12,717       257,519
Aspen Technology Inc./(1)/                     25,697       256,970
Cyberonics Inc./(1)/                           16,284       256,636
Intrado Inc./(1)(2)/                            9,987       256,266
MSC.Software Corp./(1)/                        15,769       253,881
Seachange International Inc./(1)(2)/           14,518       253,629
Anaren Microwave Inc./(1)/                     15,436       252,379
Papa John's International Inc./(1)/             9,660       251,643
Photon Dynamics Inc./(1)/                      10,848       251,131
Biosite Diagnostics Inc./(1)(2)/               10,359       250,791
Duane Reade Inc./(1)(2)/                        8,359       250,770
Asyst Technologies Inc./(1)(2)/                27,603       249,807
Digital Insight Corp./(1)/                     21,692       249,458
Verity Inc./(1)/                               24,514       247,591
Tennant Co.                                     7,072       247,520
Florida Rock Industries Inc.                    7,839       247,242
Harmonic Inc./(1)(2)/                          30,419       246,394
Molecular Devices Corp./(1)/                   13,199       246,029
Rayovac Corp./(1)/                             16,110       245,678
Echelon Corp./(1)(2)/                          19,628       244,957
Engineered Support Systems Inc.                 5,195       244,684
Edwards Lifesciences Corp./(1)/                10,919       244,586
Cadiz Inc./(1)/                                28,420       243,559
Bright Horizons Family Solutions Inc./(1)/      8,996       242,892
Biopure Corp./(1)(2)/                          13,092       242,857
Getty Images Inc./(1)/                         21,868       241,204

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iShares Schedules of Investments                                        page 113
iShares Russell 2000 Growth Index Fund
Schedule of Investments (continued)
September 30, 2001 (Unaudited)

Security                                       Shares      Value
-------------------------------------------------------------------

COMMON STOCKS (continued)
-------------------------------------------------------------------
Frontier Financial Corp.                        8,770  $    241,175
Pharmacopeia Inc./(1)/                         18,537       240,240
IGEN International Inc./(1)(2)/                 8,642       237,828
Southwestern Energy Company/(1)/               20,056       237,664
CUNO Inc./(1)/                                  8,551       237,290
Teletech Holdings Inc./(1)/                    30,330       236,877
MGI Pharma Inc./(1)/                           17,692       236,542
First Horizon Pharmaceutical Corp./(1)/         9,075       236,222
Town & Country Trust                           11,877       235,165
S1 Corp./(1)/                                  27,717       234,486
NBTY Inc./(1)/                                 17,759       233,708
Martek Biosciences Corp./(1)/                  12,759       232,214
Pixelworks Inc./(1)/                           18,381       231,601
Secure Computing Corp./(1)/                    23,776       231,578
Valuevision International Inc. "A"/(1)/        17,947       231,516
Littelfuse Inc./(1)/                           10,451       231,281
Magnum Hunter Resources Inc./(1)/              24,271       230,332
Theragenics Corp./(1)/                         24,910       230,168
Magellan Health Services Inc./(1)/             20,038       229,836
Landauer Inc.                                   6,751       229,196
FTI Consulting Inc./(1)/                        7,793       229,114
Avigen Inc./(1)(2)/                            16,666       228,491
Alexion Pharmaceuticals Inc./(1)/              13,424       228,476
Farmer Mac/(1)/                                 6,843       228,419
First BanCorp.                                  8,830       228,344
Digene Corp./(1)/                               9,129       228,225
Stellent Inc./(1)(2)/                          15,845       228,168
Charlotte Russe Holding Inc./(1)/              17,433       226,455
OraSure Technologies Inc./(1)/                 21,840       223,860
WebEx Communications Inc./(1)(2)/              10,536       223,785
Cohu Inc.                                      14,909       223,039
Pre-Paid Legal Services Inc./(1)(2)/           12,924       222,810
Corinthian Colleges Inc./(1)/                   6,588       222,081
Wet Seal Inc. "A"/(1)/                         12,028       221,436
Tweeter Home Entertainment Group Inc./(1)/     16,196       220,913
INAMED Corp./(1)/                              12,994       220,898
E.piphany Inc./(1)/                            51,914       220,634
Electronics Boutique Holdings Corp./(1)/        8,181       220,478
Suffolk Bancorp                                 5,015       220,409
Superior Industries International Inc.          6,630       220,182
Dianon Systems Inc./(1)/                        4,377       219,725
Strayer Education Inc.                          4,921       219,477
Transwitch Corp./(1)/                          71,672       219,316
ANSYS Inc./(1)/                                12,220       218,127
Headwaters Inc./(1)/                           19,774       217,514
American HealthCorp. Inc./(1)/                  6,167       217,387
Intermagnetics General Corp./(1)/               9,334       217,109
Superior Energy Services Inc./(1)/             36,720       216,648
MedQuist Inc./(1)/                              8,613       216,617
Lightbridge Inc./(1)/                          21,107       216,347
Scansource Inc./(1)/                            4,830       216,336
Oshkosh B'gosh Inc. "A"                         8,315       216,190
Grey Wolf Inc./(1)/                           119,979       215,962
Yankee Candle Co. Inc. (The)/(1)(2)/           12,618       215,768
ProBusiness Services Inc./(1)/                 14,588       215,757
Renaissance Learning Inc./(1)/                  6,529       214,869
Heidrick & Struggles International
  Inc./(1)(2)/                                 15,044       214,678
MIPS Technologies Inc. "A"/(1)(2)/             32,668       213,975
St. Mary Land & Exploration Co.                13,383       213,191
ABIOMED Inc./(1)(2)/                           12,175       212,697
Quiksilver Inc./(1)/                           17,204       212,469
SonicWALL Inc./(1)/                            17,772       211,131
Libbey Inc.                                     6,536       210,786
Identix Inc./(1)(2)/                           25,726       209,410
Agile Software Corp./(1)/                      22,989       208,970
Ventana Medical Systems Inc./(1)(2)/           10,217       208,835
Viasat Inc./(1)/                               11,703       208,782
Student Loan Corp.                              2,955       208,328
WMS Industries Inc./(1)/                       11,900       208,131
TALX Corp.                                      9,761       207,918
Texas Biotech Corp./(1)/                       36,686       207,276
Lincoln Electric Holding Inc.                   9,362       206,151
Tollgrade Communications Inc./(1)/             10,709       205,613
DMC Stratex Networks Inc./(1)/                 39,734       205,027
Lexicon Genetics Inc./(1)/                     26,923       204,615
Otter Tail Power Co.                            7,214       204,517
Proxim Inc./(1)/                               20,966       204,419
AptarGroup Inc.                                 6,409       203,806
Universal Compression Holdings Inc./(1)/        9,050       203,625
Triad Guaranty Inc./(1)/                        5,824       203,549
Houston Exploration Co./(1)/                    8,193       203,186
Walter Industries Inc.                         22,698       203,147
GoTo.com Inc./(1)/                             16,366       202,938
Sotheby's Holdings Inc. "A"/(1)/               16,917       202,835
Take-Two Interactive Software Inc./(1)(2)/     28,680       202,768
Manhattan Associates Inc./(1)/                 11,951       202,689
Fred's Inc.                                     7,707       201,923
EDO Corp.                                       7,004       201,365
Berry Petroleum Co. "A"                        13,017       201,113
Boston Private Financial Holdings Inc.         10,298       200,914

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

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Schedule of Investments (continued)
September 30, 2001 (Unaudited)

Security                                       Shares      Value
-------------------------------------------------------------------

COMMON STOCKS (continued)
-------------------------------------------------------------------
AsiaInfo Holdings Inc./(1)(2)/                 16,853  $    200,382
Group 1 Automotive Inc./(1)/                    7,535       200,054
Learning Tree International Inc./(1)/           9,852       199,996
Per-Se Technologies Inc./(1)/                  25,166       199,818
California Pizza Kitchen Inc./(1)/             12,581       199,283
Intertan Inc./(1)/                             25,378       199,217
PLATO Learning Inc./(1)/                        8,240       198,914
ICU Medical Inc./(1)/                           4,958       198,320
NABI Inc./(1)/                                 32,020       197,884
Frontier Airlines Inc./(1)/                    23,879       197,718
Rudolph Technologies Inc./(1)/                  7,995       197,157
Dendrite International Inc./(1)/               24,704       196,150
MRV Communications Inc./(1)/                   65,075       195,225
Penwest Pharmaceuticals Co./(1)/               11,261       194,027
Numerical Technologies Inc./(1)(2)/            11,675       193,805
Western Digital Corp./(1)/                     89,126       193,403
Impax Laboratories Inc./(1)/                   14,739       192,934
Advanced Tissue Sciences Inc./(1)/             53,995       191,682
Paxson Communications Corp./(1)/               26,521       190,951
IndyMac Bancorp Inc./(1)/                       7,034       190,692
Spectralink Corp./(1)/                         12,535       190,281
Diversa Corp./(1)/                             20,074       188,696
Rollins Inc.                                   12,133       188,668
Scotts Co. (The) "A"/(1)/                       5,528       188,505
Atwood Oceanics Inc./(1)/                       7,216       187,616
Washington Trust Bancorp Inc.                  10,107       186,980
Endocare Inc./(1)/                             10,644       186,802
CACI International Inc. "A"/(1)/                3,403       186,008
Stratos Lightwave Inc./(1)/                    53,905       185,972
Forrester Research Inc./(1)/                   11,146       185,135
Station Casinos Inc./(1)/                      21,996       184,766
Luminex Corp./(1)(2)/                          13,477       183,961
Regis Corp.                                     8,743       183,253
Pemstar Inc./(1)/                              15,909       182,954
Shuffle Master Inc./(1)/                       14,500       182,845
RailAmerica Inc./(1)(2)/                       14,584       182,300
Georgia Gulf Corp.                             11,340       182,234
CoStar Group Inc./(1)/                         10,127       181,982
City Bank                                       7,419       181,469
Harland (John H.) Co.                           8,283       181,398
Nordson Corp.                                   8,270       180,700
Prima Energy Corp./(1)/                         8,153       180,589
Cytogen Corp./(1)/                             66,737       180,190
Ferro Corp./(2)/                                7,760       179,877
Pure Resources Inc./(1)/                       11,270       179,757
Zoll Medical Corp./(1)/                         5,045       179,602
Genta Inc./(1)(2)/                             17,196       177,979
BioMarin Pharmaceutical Inc./(1)/              18,202       177,469
Universal Electronics Inc./(1)/                11,765       177,416
Connecticut Water Service Inc.                  6,423       177,332
Guilford Pharmaceuticals Inc./(1)/             20,590       177,280
Planar Systems Inc./(1)/                        8,807       177,109
School Specialty Inc./(1)/                      5,778       176,576
Energy Conversion Devices Inc./(1)/            10,701       175,924
Bio-Rad Laboratories Inc. "A"/(1)/              3,709       174,323
Pharmacyclics Inc./(1)(2)/                      9,777       174,031
Triarc Companies Inc./(1)/                      7,498       173,204
Knight Transportation Inc./(1)/                 9,041       173,135
Inktomi Corp./(1)/                             62,955       172,497
Vical Inc./(1)/                                16,856       171,763
Novavax Inc./(1)/                              12,157       171,414
Universal Corporation                           5,116       170,721
Memberworks Inc./(1)/                           8,286       170,443
UbiquiTel Inc./(1)/                            21,077       170,091
Fossil Inc./(1)(2)/                            10,822       170,014
Netegrity Inc./(1)(2)/                         19,834       169,977
Arqule Inc./(1)/                               16,222       169,520
Neurogen Corp./(1)/                            10,307       169,138
AXT Inc./(1)(2)/                               15,942       168,985
Getty Realty Corp.                              9,356       168,408
Endo Pharmaceuticals Holdings Inc./(1)/        15,484       168,001
Lands' End Inc./(1)/                            5,798       167,562
Guitar Center Inc./(1)/                        14,069       167,421
ABM Industries Inc.                             6,471       167,017
CARBO Ceramics Inc.                             5,981       165,674
Caliper Technologies Corp./(1)(2)/             17,879       165,381
Possis Medical Inc./(1)(2)/                    14,113       165,129
TriZetto Group Inc. (The)/(1)/                 18,712       164,666
Connetics Corp./(1)/                           25,157       164,527
AMC Entertainment Inc./(1)/                    15,660       164,430
PRI Automation Inc./(1)/                       16,405       164,378
Carlisle Companies Inc.                         5,862       164,312
Right Management Consultants Inc./(1)/          5,289       164,223
Gabelli Asset Management Inc. "A"/(1)/          4,453       164,049
CoorsTek Inc./(1)/                              6,563       164,009
Pegasus Communications Corp./(1)/              23,421       163,947
Cato Corp. "A"                                 10,942       163,692
Vastera Inc./(1)/                              14,576       163,251
Speedway Motorsports Inc./(1)/                  8,199       162,996
Advanced Marketing Services Inc.               10,577       162,357

--------------------------------------------------------------------------------
iShares Schedules of Investments                                        page 115
iShares Russell 2000 Growth Index Fund
Schedule of Investments (continued)
September 30, 2001 (Unaudited)

Security                                       Shares      Value
-------------------------------------------------------------------

COMMON STOCKS (continued)
-------------------------------------------------------------------
AFC Enterprises Inc./(1)/                       7,954  $    162,262
National Processing Inc./(1)/                   5,775       161,700
NaPro BioTherapeutics Inc./(1)/                20,359       160,836
Roxio Inc./(1)/                                10,557       160,466
Intuitive Surgical Inc./(1)/                   25,659       160,112
Presstek Inc./(1)/                             25,772       159,786
Praecis Pharmaceuticals Inc./(1)/              42,828       159,748
RadiSys Corp./(1)/                             13,306       159,672
Children's Place Retail Stores
  Inc./(1)(2)/                                  8,891       159,416
WFS Financial Inc./(1)/                         8,980       159,395
TRC Companies Inc./(1)/                         4,408       159,305
ACLARA BioSciences Inc./(1)/                   28,330       159,215
Montana Power Co.                              30,304       159,096
United Therapeutics Inc./(1)(2)/               12,649       158,871
Skechers U.S.A. Inc. "A"/(1)/                  13,601       158,860
Ixia/(1)/                                      24,985       158,655
Arena Pharmaceuticals Inc./(1)/                14,383       158,213
Emcore Corp./(1)/                              18,402       157,521
Harman International Industries Inc.            4,687       157,014
Geron Corp./(1)(2)/                            16,331       156,778
Lancaster Colony Corp.                          5,592       156,632
Airtran Holdings Inc./(1)/                     36,776       155,930
Alexandria Real Estate Equities Inc.            3,942       155,512
AGCO Corp.                                     17,148       155,189
Durect Corp./(1)/                              15,973       154,619
Bone Care International Inc./(1)/               7,941       154,532
Professional Detailing Inc./(1)/                6,472       154,357
Vector Group Ltd./(2)/                          3,609       154,242
Centra Software Inc./(1)/                      17,999       154,071
W-H Energy Services Inc./(1)/                  10,924       153,591
SERENA Software Inc./(1)/                      13,089       152,487
Heartland Express Inc./(1)/                     6,628       152,378
Clark/Bardes Holdings Inc./(1)/                 7,045       151,890
Interneuron Pharmaceuticals Inc./(1)(2)/       30,400       151,392
Factory 2-U Stores Inc./(1)/                   10,750       150,500
Sensient Technologies Corp.                     8,059       150,139
deCODE genetics Inc./(1)/                      24,308       149,980
Citizens Inc./(1)/                             14,783       149,900
Actuate Corp./(1)/                             35,687       149,529
Essex Property Trust Inc.                       3,042       149,362
SY Bancorp Inc.                                 4,665       149,280
MTR Gaming Group Inc./(1)(2)/                  16,089       149,145
American Superconductor Corp./(1)/             15,965       149,113
FreeMarkets Inc./(1)(2)/                       14,065       148,808
Genuity Inc./(1)/                              94,772       148,792
Hickory Tech Corp.                              9,077       147,955
Vasomedical Inc./(1)/                          48,140       147,790
First Busey Corp. "A"                           7,484       147,734
Microtune Inc./(1)/                            12,931       147,413
Versicor Inc./(1)/                             10,995       147,333
Sports Resorts International Inc./(1)(2)/      20,480       147,251
Polymedica Industries Corp./(1)(2)/             9,629       147,035
Three-Five Systems Inc./(1)/                    9,223       147,015
Dyax Corp./(1)/                                15,281       147,003
Sage Inc./(1)/                                  9,634       146,919
Centerpoint Properties Corp.                    3,075       146,831
US Unwired Inc. "A"/(1)/                       14,526       146,713
F5 Networks Inc./(1)(2)/                       15,801       146,633
Remington Oil & Gas Corp./(1)/                 11,163       146,124
Bei Technologies Inc.                           9,092       145,927
Xicor Inc./(1)/                                18,318       145,628
Nuance Communications Inc./(1)(2)/             22,402       145,613
Vans Inc./(1)/                                 12,632       145,142
Antigenics Inc./(1)(2)/                        11,357       144,802
Main Street Banks Inc.                          8,047       144,766
Salem Communications Corp. "A"/(1)/             7,397       144,242
Cognizant Technology Solutions Corp./(1)/       6,403       143,427
CCBT Financial Companies Inc.                   5,732       143,415
Sandy Spring Bancorp Inc.                       3,609       143,241
Tetra Technologies Inc./(1)/                    8,207       142,966
Sirius Satellite Radio Inc./(1)(2)/            39,722       142,602
Rural Cellular Corp. "A"/(1)/                   5,842       141,961
Hollywood Entertainment Corp./(1)/             12,076       141,893
BE Aerospace Inc./(1)/                         18,666       141,862
Saga Communications Inc./(1)/                   8,179       141,578
aaiPharma Inc./(1)/                             8,222       141,418
New Focus Inc./(1)/                            43,780       141,409
Briggs & Stratton Corp./(2)/                    4,520       141,069
EPIQ Systems Inc./(1)(2)/                       5,524       140,862
Bel Fuse Inc. "B"                               7,243       140,804
AVANIR Pharmaceuticals "A"/(1)/                48,453       140,514
4Kids Entertainment Inc./(1)(2)/                7,058       140,454
Imatron Inc./(1)/                              78,788       140,243
Rent-A-Center Inc./(1)/                         6,031       140,221
Organogenesis Inc./(1)/                        23,868       139,628
Therma-Wave Inc./(1)/                          13,485       138,491
Merix Corp./(1)/                                9,832       138,140
Lindsay Manufacturing Co.                       7,774       137,989
Suiza Foods Corp./(1)(2)/                       2,182       137,771
webMethods Inc./(1)(2)/                        19,901       137,516

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

iShares Russell 2000 Index Fund
Schedule of Investments (continued)
September 30, 2001 (Unaudited)

Security                                       Shares      Value
-------------------------------------------------------------------

COMMON STOCKS (continued)
-------------------------------------------------------------------
Urocor Inc./(1)/                                7,818  $    137,440
Matrixone Inc./(1)/                            25,221       137,202
Acacia Research Corp./(1)(2)/                  14,917       137,087
Sterling Bancshares Inc.                       10,363       136,999
Electroglas Inc./(1)/                          10,987       136,788
UGI Corp.                                       5,022       136,096
Ivex Packaging Corp./(1)/                       7,961       135,735
Tejon Ranch Co./(1)/                            6,027       135,608
Key Productions Co. Inc./(1)/                  11,737       135,562
UnitedGlobalCom Inc. "A"/(1)(2)/               58,312       135,284
7-Eleven Inc./(1)/                             13,999       135,090
Metasolv Inc./(1)/                             22,420       134,520
Vital Sign Inc.                                 4,389       134,303
Ackerly Group Inc. (The)/(1)/                  12,527       134,039
American Woodmark Corp.                         4,565       133,983
Conestoga Enterprises Inc.                      5,836       133,936
Denbury Resources Inc./(1)/                    16,145       133,842
Integral Systems Inc./(1)/                      7,380       133,135
Research Frontiers Inc./(1)(2)/                 8,171       132,779
Smucker (J.M) Company (The)                     5,152       132,149
Corvas International Inc./(1)/                 22,981       132,141
Offshore Logistics Inc./(1)/                    6,818       130,837
Benchmark Electronics Inc./(1)/                 7,904       130,574
Radiant Systems Inc./(1)/                      12,780       130,356
Centillium Communications Inc./(1)/            21,369       129,496
Titan Pharmaceuticals Inc./(1)/                20,703       129,394
Zygo Corp./(1)/                                12,429       128,143
United Natural Foods Inc./(1)/                  7,003       127,315
InteliData Technologies Corp./(1)/             38,744       127,080
DigitalThink Inc./(1)/                         16,437       127,058
Parkervision Inc./(1)(2)/                       7,036       126,929
Esperion Therapeutics Inc./(1)/                17,004       126,680
ProQuest Company/(1)/                           3,848       126,599
O'Charley's Inc./(1)/                           7,294       125,092
Ultimate Electronics Inc./(1)/                  7,206       125,024
Stein Mart Inc./(1)/                           15,186       124,525
Select Medical Corp./(1)/                       7,877       124,063
Semitool Inc./(1)/                             12,951       123,812
DiamondCluster International Inc. "A"/(1)/     12,539       123,509
Regeneration Technologies Inc./(1)/            10,589       123,362
NCO Group Inc./(1)/                             9,012       123,284
Urologix Inc./(1)/                              9,050       123,080
Portal Software Inc./(1)/                      82,313       122,646
McGrath Rentcorp                                5,686       122,306
Independent Bank Corp.(MI)                      4,678       122,096
Conceptus Inc./(1)/                             6,989       121,609
Vitria Technology Inc./(1)/                    59,319       121,604
Penn National Gaming Inc./(1)/                  7,412       121,557
NeoPharm Inc./(1)/                              8,612       120,999
Powell Industries Inc./(1)/                     5,336       120,860
Cygnus Inc./(1)(2)/                            21,497       119,738
Computerized Thermal Imaging Inc./(1)/         53,414       119,647
JNI Corp./(1)/                                 19,110       119,437
Register.com/(1)/                              12,002       119,060
DUSA Pharmaceuticals Inc./(1)/                 11,592       118,934
IDX Systems Corp./(1)/                         11,553       118,418
Inspire Pharmaceuticals Inc./(1)/              13,638       118,105
Advanced Neuromodulation Systems Inc./(1)/      5,671       117,390
Lexent Inc./(1)/                               16,174       117,262
Startek Inc./(1)/                               6,692       117,043
CardioDynamics International Corp./(1)/        24,366       116,957
Spanish Broadcasting System Inc. "A"/(1)/      16,494       116,942
Kendle International Inc./(1)/                  5,913       116,723
Dobson Communications Corp. "A"/(1)(2)/        11,234       116,272
Aphton Corp./(1)(2)/                           11,826       116,250
Buca Inc./(1)/                                 10,336       115,970
Digimarc Corp./(1)/                             8,412       115,833
Lecroy Corp./(1)/                               5,976       115,755
Aether Systems Inc./(1)(2)/                    18,460       115,744
Northfield Laboratories Inc./(1)(2)/            8,892       115,685
Aspect Medical Systems Inc./(1)/               10,551       115,533
Vidamed Inc./(1)/                              30,200       115,364
National Golf Properties Inc.                   7,140       114,597
Middlesex Water Co.                             3,468       114,444
Avant Immunotherapeutics Inc./(1)/             48,283       114,431
Action Performance Companies Inc./(1)(2)/       6,274       114,250
II-VI Inc./(1)/                                 8,734       113,804
Medicines Company (The)/(1)(2)/                18,771       113,565
Entrust Technologies Inc./(1)/                 39,676       113,077
Pharmos Corp./(1)/                             46,310       112,996
Kos Pharmaceuticals Inc./(1)/                   4,041       112,542
Websense Inc./(1)/                             10,322       112,510
EntreMed Inc./(1)(2)/                          12,832       112,280
RPC Inc.                                        8,983       111,659
Excel Technology Inc./(1)/                      7,096       111,620
Array BioPharma Inc./(1)/                      12,351       111,406
Viewpoint Corp./(1)/                           32,765       111,401
Jill (J.) Group Inc. (The)/(1)/                 8,864       110,800
Genome Therapeutics Corp./(1)/                 19,093       110,739
Dendreon Corp./(1)/                            12,946       110,041

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iShares Schedules of Investments                                        page 117
iShares Russell 2000 Index Fund
Schedule of Investments (continued)
September 30, 2001 (Unaudited)

Security                                       Shares      Value
-------------------------------------------------------------------

COMMON STOCKS (continued)
-------------------------------------------------------------------
Boston Communications Group Inc./(1)/           9,809  $    109,861
Raymond James Financial Inc.                    4,038       109,632
Covansys Corporation/(1)/                      12,508       109,320
Nanometrics Inc./(1)/                           6,170       109,271
First Midwest Bancorp Inc.                      3,233       109,211
Quixote Corp.                                   5,189       109,021
Carreker Corp./(1)/                            14,357       108,970
La Jolla Pharmaceutical Co./(1)/               26,763       108,925
Symmetricom Inc./(1)/                          19,988       108,735
Rightchoice Managed Care Inc./(1)/              2,171       108,659
Dycom Industries Inc./(1)/                      9,356       108,530
CorVel Corp./(1)/                               4,093       107,646
3D Systems Corp./(1)/                           6,898       107,609
Iomega Corp./(1)/                              87,787       107,100
Somera Communications Inc./(1)/                24,865       106,920
eSPEED Inc. "A"/(1)(2)/                        13,312       106,363
Microvision Inc./(1)(2)/                        8,289       106,099
National Healthcare Corp./(1)/                  6,886       105,976
Idex Corp.                                      3,824       105,734
Martha Stewart Living Inc. "A"/(1)(2)/          7,078       105,462
Mattson Technology Inc./(1)/                   26,320       105,280
Digital Lightwave Inc./(1)(2)/                 10,720       105,163
Elizabeth Arden Inc./(1)(2)/                    8,233       105,135
Profit Recovery Group International Inc.
  (The)/(1)/                                   10,732       104,959
X-Rite Inc.                                    13,250       104,675
Sequenom Inc./(1)/                             14,927       104,489
Pathmark Stores Inc./(1)/                       4,381       104,268
Rigel Pharmaceuticals Inc./(1)(2)/             20,852       104,260
Central Coast Bancorp/(1)/                      4,971       104,242
Actrade Financial Technologies
  Ltd./(1)(2)/                                  5,639       103,588
Vion Pharmaceuticals Inc./(1)/                 22,124       103,540
Net.B@nk Inc./(1)/                             12,346       103,336
Siliconix Inc./(1)/                             4,953       102,874
XO Communications Inc. "A"/(1)(2)/            248,547       101,904
Young Broadcasting Corp. "A"/(1)/               7,026       101,877
Daktronics Inc./(1)/                           11,558       101,710
Flow International Corp./(1)/                  10,498       101,621
Resources Connection Inc./(1)/                  5,580       101,444
Great Southern Bancorp Inc.                     3,825       101,401
Illumina Inc./(1)/                             15,545       101,042
Mississippi Valley Bancshares Inc.              2,658       101,004
Western Multiplex Corp./(1)/                   26,813       100,270
Wabtec Corporation                              9,189       100,160
SpeechWorks International Inc./(1)/            20,313       100,143
Silicon Laboratories Inc./(1)(2)/               7,256       100,060
Trendwest Resorts Inc./(1)(2)/                  4,036        99,891
Supergen Inc./(1)/                             14,165        99,863
Akamai Technologies Inc./(1)/                  34,180        99,464
Lantronix Inc./(1)/                            16,277        99,290
Centennial Bancorp                             13,091        98,706
Holly Corp.                                     5,424        98,066
Cathay Bancorp Inc.                             1,801        97,056
Sonosite Inc./(1)(2)/                           4,756        97,022
Silicon Image Inc./(1)/                        46,410        96,997
FalconStor Software Inc./(1)/                  11,137        96,558
Valence Technology Inc./(1)/                   27,207        96,313
Electronics For Imaging Inc./(1)/               5,913        96,264
Pennsylvania Real Estate Investment
  Trust                                         4,529        96,241
DuPont Photomasks Inc./(1)/                     3,449        95,813
Sunrise Assisted Living Inc./(1)(2)/            3,701        95,597
Midwest Banc Holdings Inc.                      4,458        95,312
Columbia Laboratories Inc./(1)/                21,222        95,287
Applied Molecular Evolution Inc./(1)/          12,855        94,998
PetroQuest Energy Inc./(1)/                    18,860        94,866
Chiles Offshore Inc./(1)/                       4,691        94,758
AVI BioPharma Inc./(1)/                        12,750        94,350
Energy Partners Ltd./(1)/                      13,485        94,125
Pain Therapeutics Inc./(1)/                    13,412        93,884
Meridian Resource Corp. (The)/(1)/             28,873        93,837
Del Monte Foods Co./(1)/                       12,182        93,801
Progenics Pharmaceuticals Inc./(1)/             6,744        93,742
Micros Systems Inc./(1)/                        5,275        93,737
Sterling Bancorp                                3,254        93,553
Hydril Co./(1)/                                 6,708        93,442
Private Media Group Inc./(1)(2)/               12,048        93,372
Federal Realty Investment Trust                 4,226        92,972
Transaction Systems Architects Inc.
  "A"/(1)/                                     14,798        92,931
Quicksilver Resources Inc./(1)/                 6,817        92,711
Gulfmark Offshore Inc./(1)/                     3,851        92,424
Robert Mondavi Corp. (The) "A"/(1)/             2,592        92,275
Genzyme Corp. - Molecular Oncology/(1)/        11,906        92,271
Alloy Online Inc./(1)(2)/                       7,413        91,476
I-Stat Corp./(1)/                              14,989        91,433
Trex Co. Inc./(1)(2)/                           5,238        91,403
Sciclone Pharmaceuticals Inc./(1)/             27,204        91,133
Community First Bankshares Inc.                 3,787        90,964
Coherent Inc./(1)/                              3,195        90,738
Telik Inc./(1)/                                13,941        90,617
AnnTaylor Stores Corp./(1)/                     4,126        90,442

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September 30, 2001 (Unaudited)

Security                                       Shares      Value
-------------------------------------------------------------------

COMMON STOCKS (continued)
-------------------------------------------------------------------
TriPath Imaging Inc./(1)/                      21,025  $     90,408
Metawave Communications Corp./(1)/             33,330        89,991
Lynch Interactive Corp./(1)/                    1,813        89,744
Med-Design Corp. (The)/(1)(2)/                  6,228        89,683
Curis Inc./(1)/                                25,576        89,516
Auspex Systems Inc./(1)/                       37,967        89,222
Miravant Medical Technologies/(1)/             11,571        88,518
Universal Display Corp./(1)(2)/                12,553        88,499
Green Mountain Coffee Inc./(1)/                 3,786        87,267
Closure Medical Corp./(1)(2)/                   4,522        87,048
RPM Inc.                                        9,193        86,874
VaxGen Inc./(1)(2)/                             6,939        86,738
Alexander's Inc./(1)/                           1,424        86,722
Paradigm Genetics Inc./(1)/                    13,828        86,425
Gymboree Co./(1)(2)/                           13,189        85,728
Oceaneering International Inc./(1)/             5,299        85,685
WESCO International Inc./(1)/                  16,599        85,485
EarthShell Corp./(1)/                          38,824        85,413
Netro Corp./(1)/                               31,621        85,377
SBS Technologies Inc./(1)/                      7,642        85,285
Caminus Corp./(1)/                              5,806        85,232
Syntroleum Corp./(1)/                          18,147        85,109
Pier 1 Imports Inc.                            10,253        85,100
Blyth Inc.                                      4,278        85,089
Sanchez Computer Associates Inc./(1)/          11,252        84,615
Novadigm Inc./(1)/                             11,449        84,150
R&G Financial Corp. "B"                         4,891        84,125
Arrow International Inc.                        2,255        84,111
Keynote Systems Inc./(1)/                      11,054        84,010
1-800-FLOWERS.com Inc./(1)/                     6,917        83,419
Allscripts Healthcare Solutions Inc./(1)/      19,840        83,328
Concord Camera Corp./(1)/                      18,913        82,839
Specialty Laboratories Inc./(1)/                3,012        82,830
Avant! Corp./(1)/                              27,906        82,602
Genencor International Inc./(1)(2)/             8,299        81,828
Dril-Quip Inc./(1)/                             5,254        81,437
MapInfo Corp./(1)/                             11,108        81,088
Measurements Specialties Inc./(1)/              8,114        80,247
Kenneth Cole Productions "A"/(1)/               6,309        79,809
Wackenhut Corrections Corp./(1)/                5,937        79,556
IMPCO Technologies Inc./(1)(2)/                 6,829        79,490
Peregrine Pharmaceuticals/(1)/                 80,092        79,291
Triangle Pharmaceuticals Inc./(1)/             24,642        78,854
Virage Logic Corp./(1)/                         7,193        78,619
Fidelity Bankshares Inc.                        5,875        78,431
HotJobs.com Ltd./(1)/                          13,054        77,932
Xybernaut Corp./(1)/                           38,744        77,488
Spectrasite Holdings Inc./(1)(2)/              31,855        76,771
Systems & Computer Technology Corp./(1)/        8,529        76,761
WatchGuard Technologies Inc./(1)/               9,986        76,493
Mastec Inc./(1)/                               14,966        76,327
CoBiz Inc.                                      5,913        76,278
Baldor Electric Co.                             3,834        76,105
Natures Sunshine Products Inc.                  6,630        75,914
AnswerThink Consulting Group Inc./(1)/         16,141        75,863
Clarent Corp./(1)/                             14,102        75,728
Option Care Inc./(1)(2)/                        4,858        75,493
Century Aluminum Company                        9,407        75,350
Aware Inc./(1)/                                19,066        75,120
Micro General Corp./(1)/                        8,749        75,066
Mission West Properties Inc.                    6,244        74,928
Valentis Inc./(1)/                             24,926        74,778
Cell Pathways Inc./(1)(2)/                     22,714        74,729
ATS Medical Inc./(1)/                          18,681        74,724
Steven Madden Ltd./(1)/                         7,361        74,714
Horizon Offshore Inc./(1)/                     12,167        74,219
Schawk Inc.                                     7,524        74,111
LSI Industries Inc.                             2,959        73,975
Red Hat Inc./(1)/                              21,109        73,882
Aksys Ltd./(1)/                                14,629        73,876
S&T Bancorp Inc.                                3,153        73,780
Triumph Group Inc./(1)/                         3,164        73,721
Novoste Corp./(1)/                             12,423        73,668
Meritage Corp./(1)/                             1,991        73,667
Hibbet Sporting Goods Inc./(1)/                 3,129        73,375
United Stationers Inc./(1)/                     2,450        73,182
Active Power Inc./(1)/                         14,543        72,860
Wireless Facilities Inc./(1)(2)/               16,270        72,727
Avanex Corp./(1)/                              24,527        72,600
NN Inc.                                         8,311        72,472
Crown Media Holdings Inc./(1)/                  7,039        72,150
ADE Corp./(1)/                                  7,655        71,957
MicroFinancial Inc.                             5,213        71,679
POZEN Inc./(1)/                                16,399        71,336
BriteSmile Inc./(1)(2)/                        11,885        71,310
Wave Systems Corp. "A"/(1)/                    42,173        71,272
Keithley Instruments Inc.                       4,965        71,248
Internap Network Services Corp./(1)/           70,725        70,725
1-800 Contacts Inc./(1)/                        5,725        70,417
Transgenomic Inc./(1)/                          9,313        70,313

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

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September 30, 2001 (Unaudited)

Security                                       Shares      Value
-------------------------------------------------------------------

COMMON STOCKS (continued)
-------------------------------------------------------------------
Emex Corp./(1)(2)/                             10,733  $     70,301
Proton Energy Systems Inc./(1)/                14,853        69,958
Insmed Incorporated/(1)/                       26,095        69,935
Monaco Coach Corp./(1)/                         4,878        69,512
ACTV Inc./(1)/                                 33,816        68,985
Orchid Biosciences Inc./(1)/                   31,394        68,753
CompuCredit Corp./(1)(2)/                       9,427        68,723
Financial Institutions Inc.                     2,921        68,468
Performance Technologies Inc./(1)/              8,319        68,382
United National Bancorp                         2,659        67,805
Ribozyme Pharmaceuticals Inc./(1)/              9,699        67,796
PLX Technology Inc./(1)/                       13,049        67,463
Artisan Components Inc./(1)/                    8,512        67,415
SkillSoft Corp./(1)/                            4,214        67,340
Keryx Biopharmaceuticals Inc./(1)/             10,572        66,498
World Acceptance Corp./(1)/                     9,456        66,192
Liberty Digital Inc. "A"/(1)/                  16,478        66,077
Genzyme Transgenics Corp./(1)/                 17,159        66,062
Beasley Broadcast Group Inc. "A"/(1)/           6,442        66,030
Crawford & Co. "B"                              5,279        65,724
Modis Professional Services Inc./(1)/          16,408        65,632
Watson Wyatt & Co. Holdings/(1)/                4,118        65,476
Celeritek Inc./(1)/                             5,506        65,136
Key3Media Group Inc./(1)/                      16,380        64,865
General Cable Corp.                             6,552        64,537
North American Scientific Inc./(1)/             5,950        64,260
Magna Entertainment Corp. "A"/(1)/             10,600        64,236
Oplink Communications Inc./(1)/                97,261        64,192
Docent Inc./(1)/                               30,958        64,083
Terremark Worldwide Inc./(1)/                 128,002        64,001
Fisher Communications Inc.                      1,228        63,856
FiberCore Inc./(1)/                            26,583        63,799
Genelabs Technologies Inc./(1)/                34,370        63,584
Deltagen Inc./(1)/                              8,954        63,305
Pinnacle Systems Inc./(1)/                     21,726        63,223
GenesisIntermedia Inc./(1)(2)/                 10,652        62,847
Ulticom Inc./(1)/                               7,753        62,644
Hemispherx Biopharma Inc./(1)(2)/              15,533        62,598
Glacier Bancorp Inc.                            3,276        62,244
CCC Information Services Group Inc./(1)/        8,496        62,106
NetScout Systems Inc./(1)/                     14,492        61,591
Digex Inc./(1)/                                18,400        61,456
Regent Communications Inc./(1)/                10,196        61,380
U.S. Physical Therapy Inc./(1)/                 3,773        61,236
Pericom Semiconductor Corp./(1)/                4,389        61,007
Boston Beer Co Inc. "A"/(1)/                    5,169        60,787
Trikon Technologies Inc./(1)/                   7,172        60,532
MCSi Inc./(1)(2)/                               3,752        60,445
ChipPAC Inc./(1)/                              26,270        60,421
Acclaim Entertainment Inc./(1)/                22,446        60,155
Steel Dynamics Inc./(1)/                        6,035        59,686
MRO Software Inc./(1)/                          5,841        59,578
Vysis Inc./(1)/                                 2,961        59,516
Packeteer Inc./(1)/                            18,649        59,490
Witness Systems Inc./(1)/                       7,289        59,405
Targeted Genetics Corp./(1)/                   31,564        59,340
Catalytica Energy Systems Inc./(1)/             7,722        59,151
Applied Innovation/(1)/                         7,439        59,140
UNB Corp.                                       3,474        59,127
Mesa Air Group Inc./(1)(2)/                    18,110        59,039
Oriental Financial Group Inc.                   2,926        58,959
TTM Technologies Inc./(1)/                      9,536        58,932
Artesyn Technologies Inc./(1)/                 10,725        58,344
Sangamo BioSciences Inc./(1)/                   7,759        58,115
Kosan Biosciences Inc./(1)/                    10,871        57,616
Coldwater Creek Inc./(1)/                       3,137        57,407
Visual Networks Inc./(1)/                      25,089        57,203
Adaptec Inc./(1)/                               7,220        56,749
Hollywood Casino Corp. "A"/(1)/                 8,390        56,632
Mechanical Technology Inc./(1)/                16,165        56,578
Hyseq Inc./(1)/                                 9,189        56,145
Genaissance Pharmaceuticals Inc./(1)/          14,401        56,020
First Community Bancshares Inc.                 1,771        55,964
SPSS Inc./(1)/                                  3,235        55,674
Spectra-Physics Lasers Inc./(1)/                3,126        55,487
National Penn Bancshares Inc.                   2,351        55,249
Dynacq International Inc./(1)(2)/               3,652        54,963
Tompkins County Trustco Inc.                    1,444        54,872
Catapult Communications Corp./(1)/              3,986        54,847
Nanogen Inc./(1)/                              11,231        54,807
Ariad Pharmaceuticals Inc./(1)/                22,277        54,579
Apogee Enterprises Inc.                         4,230        54,567
Onyx Pharmaceuticals Inc./(1)/                 15,531        54,514
Tuesday Morning Corp./(1)/                      5,934        54,474
OSCA Inc./(1)/                                  3,498        54,219
Harvard Bioscience Inc./(1)/                    5,420        54,200
Next Level Communications Inc./(1)/            17,631        53,949
International Bancshares Corp.                  1,391        53,553
Avici Systems Inc./(1)/                        41,585        53,229
Scientific Games Corp. "A"/(1)/                13,381        53,123

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September 30, 2001 (Unaudited)

Security                                       Shares      Value
-------------------------------------------------------------------

COMMON STOCKS (continued)
-------------------------------------------------------------------
ONYX Software Corp./(1)/                       27,661  $     52,556
Manufacturers Services Ltd./(1)/               12,940        52,407
McAfee.com Corp./(1)/                           4,525        52,264
Alliance Gaming Corp./(1)(2)/                   3,652        51,858
Arrow Financial Corp.                           1,840        51,465
Ventiv Health Inc./(1)/                        12,671        51,444
UCAR International Inc./(1)/                    5,744        51,122
SJNB Financial Corp.                            1,223        51,072
Prosperity Bancshares Inc.                      1,976        50,783
I-many Inc./(1)/                               21,802        50,581
IXYS Corporation/(1)/                           8,424        50,123
Wintrust Financial Corp.                        1,608        49,928
Playboy Enterprises Inc. "B"/(1)/               4,027        49,733
HealthExtras Inc./(1)(2)/                       9,659        49,647
3DO Co. (The)/(1)/                             24,142        49,491
Global Imaging Systems Inc./(1)/                2,825        49,409
Financial Federal Corp./(1)/                    2,012        49,294
SRI/Surgical Express Inc./(1)/                  1,655        49,236
Innovative Solutions and Support Inc./(1)/      6,698        48,694
Wilsons The Leather Experts Inc./(1)/           5,383        48,662
OTG Software Inc./(1)/                          8,763        48,635
SIPEX Corp./(1)/                                7,515        48,547
Inet Technologies Inc./(1)/                     8,212        48,533
Medallion Financial Corp.                       5,875        48,469
Community Banks Inc.                            1,958        47,775
Sterling Financial Corp.(WA)                    2,228        47,568
MacroChem Corp./(1)(2)/                        19,392        47,510
Phoenix Technologies Ltd./(1)/                  4,727        47,412
Star Scientific Inc./(1)/                      17,154        47,345
Multex.com Inc./(1)/                           22,839        47,277
Bebe Stores Inc./(1)(2)/                        3,138        47,258
Palm Harbor Homes Inc./(1)/                     2,518        47,087
Ansoft Corp./(1)/                               5,156        47,023
ON Semiconductor Corp./(1)/                    25,061        46,363
Winnebago Industries Inc.                       2,160        46,332
Management Network Group Inc. (The)/(1)/        7,639        46,216
North Pittsburgh Systems Inc.                   3,124        46,048
Medis Technologies Ltd./(1)(2)/                 7,272        45,886
Harleysville National Corp.                     2,118        45,537
Satcon Technology Corp./(1)/                    8,440        45,492
Wilson Greatbatch Technologies Inc./(1)/        1,549        45,386
Arctic Cat Inc.                                 3,357        45,252
Liqui-Box Corp.                                 1,096        45,210
Chordiant Software Inc./(1)/                   24,100        45,067
Mueller Industries Inc./(1)/                    1,562        44,829
Embarcadero Technologies Inc./(1)(2)/           5,665        44,584
Crown American Realty Trust                     6,265        44,481
Turnstone Systems Inc./(1)(2)/                 14,756        44,268
Nanophase Technologies Corp./(1)/               9,854        43,850
New Horizons Worldwide Inc./(1)/                3,796        43,743
SignalSoft Corp./(1)/                          11,121        43,703
PC Connection Inc./(1)/                         5,596        43,313
Westfield America Inc.                          2,647        42,749
Downey Financial Corp.                            968        42,718
OPNET Technologies Inc./(1)/                    7,242        42,438
SeeBeyond Technology Corp./(1)/                23,548        42,386
Digital Generation Systems Inc./(1)/           29,766        42,268
Convera Corp./(1)/                             17,176        42,081
TradeStation Group Inc./(1)/                   17,149        42,015
Atlas Air Inc./(1)/                             4,259        41,951
World Wrestling Federation Entertainment
  Inc./(1)/                                     3,175        41,910
Carter-Wallace Inc.                             2,042        41,718
Saba Software Inc./(1)(2)/                     20,988        41,556
Divine Inc. "A"/(1)/                           67,052        41,552
Stanley Furniture Co. Inc./(1)/                 1,720        41,486
First Consulting Group Inc./(1)/                4,575        41,129
Collins & Aikman Corp./(1)/                     6,676        41,057
Sunrise Telecom Inc./(1)/                       8,184        40,838
Analogic Corp.                                  1,008        40,824
Ciphergen Biosystems Inc./(1)/                 13,265        40,458
KCS Energy Inc./(1)/                           11,415        40,295
Simpex Solutions Inc./(1)/                      2,661        40,234
H Power Corp./(1)/                             12,893        40,226
Third Wave Technologies Inc./(1)/               6,339        40,062
Zomax Inc./(1)/                                 7,360        39,965
EXE Technologies Inc./(1)/                     19,446        39,670
Valmont Industries Inc.                         2,813        39,382
Brio Technology Inc./(1)/                      16,136        39,210
Gulf Island Fabrication Inc./(1)/               4,599        39,183
NTELOS Inc./(1)/                                4,690        39,162
Cobalt Corp.                                    7,632        38,923
StarBase Corp./(1)/                            58,842        38,836
Stanford Microdevices Inc./(1)/                 8,657        38,437
Spiegel Inc. "A"                                5,426        38,253
Large Scale Biology Corp./(1)/                 10,255        37,944
NBC Capital Corporation                         1,157        37,892
Datastream Systems Inc./(1)/                   12,595        37,785
QRS Corp./(1)(2)/                               4,497        37,775
NATCO Group Inc. "A"/(1)/                       4,860        37,325

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September 30, 2001 (Unaudited)

Security                                       Shares      Value
-------------------------------------------------------------------

COMMON STOCKS (continued)
-------------------------------------------------------------------
Immune Response Corp./(1)/                     25,977  $     36,887
Umpqua Holdings Corp./(2)/                      2,985        36,865
New Century Financial Corp./(1)(2)/             3,735        36,603
Synplicity Inc./(1)/                            6,524        36,534
AT&T Latin America Corp./(1)/                  20,703        36,437
Arris Group Inc./(1)/                          10,165        36,391
C-COR.net Corp./(1)/                            5,309        36,367
Pegasus Solutions Inc./(1)/                     4,313        36,143
ADTRAN Inc./(1)/                                1,883        35,965
Clayton Williams Energy Inc./(1)/               3,858        35,957
America Online Latin
  America Inc. "A"/(1)(2)/                     10,922        35,933
Peco II Inc./(1)/                               7,484        35,923
Woodhead Industries Inc.                        2,391        35,769
ROHN Industries Inc./(1)/                      14,473        35,748
Wackenhut Corp. "A"/(1)(2)/                     1,496        35,605
Corrections Corp. of America/(1)(2)/            2,694        35,453
APAC Customer Services Inc.                    20,242        35,423
Energen Corp.                                   1,564        35,190
Penn Engineering & Manufacturing Corp.          2,472        35,102
Brightpoint Inc./(1)/                          11,170        34,627
Syntel Inc./(1)/                                4,220        34,604
Hyperion Solutions Corp./(1)/                   2,590        34,602
Oil States International Inc./(1)/              5,221        34,459
3 Dimensional Pharmaceuticals Inc./(1)/         4,980        34,113
Centennial Cellular Corp. "A"/(1)/              3,782        34,038
Lakeland Bancorp Inc.                           2,434        33,954
Kana Communications Inc./(1)/                  93,148        33,533
AEP Industries Inc./(1)/                        1,336        33,400
BSQUARE Corp./(1)/                             12,560        33,284
WJ Communications Inc./(1)/                     8,656        32,893
Support.com Inc./(1)/                          13,674        32,818
Kaydon Corp.                                    1,554        32,525
Oshkosh Truck Corp.                               893        32,344
Corillian Corp./(1)/                           16,289        32,252
Art Technology Group Inc./(1)/                 45,628        31,940
Sonic Automotive Inc./(1)/                      2,343        31,865
Arden Group Inc. "A"/(1)/                         707        31,560
Millennium Cell Inc./(1)/                       8,336        31,177
Trust Company of New Jersey (The)               1,240        31,124
Thomas Industries Inc.                          1,438        30,989
Coca-Cola Bottling Co.                            819        30,917
Moldflow Corp./(1)/                             3,603        30,517
JDA Software Group Inc./(1)/                    2,319        30,472
Duraswitch Industries Inc./(1)/                 3,034        30,461
Universal American Financial Corp./(1)/         5,373        29,820
Viasystems Group Inc./(1)/                     45,808        29,775
Ameristar Casinos Inc./(1)/                     2,280        29,708
Nautica Enterprises Inc./(1)/                   2,505        29,659
Microstrategy Inc./(1)(2)/                     26,118        29,513
Gorman Rupp Co.                                 1,519        29,469
EXACT Sciences Corp./(1)/                       3,181        29,456
August Technology Corp./(1)/                    3,583        29,381
Florida East Coast Industries Inc.              1,335        29,370
Callon Petroleum Corp./(1)/                     4,283        29,124
CLARCOR Inc.                                    1,194        28,537
V.I. Technologies Inc./(1)/                     4,380        28,032
Puma Technology Inc./(1)/                      20,612        27,826
IDT Corp./(1)/                                  2,418        27,807
Seattle Genetics Inc./(1)/                      5,556        27,780
Braun Consulting Inc./(1)/                      7,708        27,749
Purina Mills Inc./(1)/                          1,247        27,683
FTD.COM Inc./(1)/                               6,948        26,750
Genlyte Group Inc. (The)/(1)/                     921        26,709
Medford Bancorp Inc.                            1,378        26,595
Eden Bioscience Corp./(1)(2)/                   3,443        26,236
NMS Communications Corp./(1)(2)/               16,728        26,096
Extensity Inc./(1)/                             9,311        26,071
Cable Design Technologies Corp./(1)/            2,182        25,857
ATP Oil & Gas Corp./(1)/                        3,707        25,764
GenStar Therapeutics Corp./(1)/                 9,127        25,647
BioSphere Medical Inc./(1)/                     3,084        25,443
LodgeNet Entertainment Corp./(1)/               2,307        25,354
IHOP Corp./(1)/                                   960        25,152
SPS Technologies Inc./(1)/                        830        25,099
Quaker Chemical Corp.                           1,356        24,611
Infogrames Inc./(1)/                            7,237        24,606
NL Industries Inc.                              1,639        24,569
Urban Outfitters Inc./(1)/                      2,153        24,114
Philadelphia Consolidated Holding Co./(1)/        687        23,866
Richardson Electronics Ltd.                     2,848        23,524
Interactive Intelligence Inc./(1)/              4,591        22,955
PYR Energy Corp./(1)/                          12,263        22,687
TiVo Inc./(1)(2)/                               6,817        22,632
ESCO Technologies Inc./(1)/                       896        22,310
Inkine Pharmaceutical Co./(1)/                 28,971        22,308
ITC DeltaCom Inc./(1)/                         18,542        22,250
Handspring Inc./(1)/                           16,426        22,175
Click Commerce Inc./(1)/                       14,754        22,131
Central Parking Corp./(2)/                      1,576        22,048

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

iShares Russell 2000 Index Fund
Schedule of Investments (continued)
September 30, 2001 (Unaudited)

Security                                       Shares      Value
-------------------------------------------------------------------

COMMON STOCKS (continued)
-------------------------------------------------------------------
PEC Solutions Inc./(1)/                         1,281  $     21,828
Albany International Corp. "A"/(1)/             1,452        21,722
Sykes Enterprises Inc./(1)/                     3,886        21,684
Saul Centers Inc.                               1,136        21,584
Madison Gas & Electric Co.                        854        21,478
Belden Inc.                                     1,138        21,394
Paxar Corp./(1)/                                1,674        21,344
CacheFlow Inc./(1)/                            14,202        21,303
Alabama National Bancorp                          636        20,988
Hancock Fabrics Inc.                            2,509        20,574
ICT Group Inc./(1)/                             2,202        20,258
Copper Mountain Networks Inc./(1)/             25,001        20,001
Troy Financial Corp.                              936        19,787
Beacon Power Corporation/(1)/                  12,928        19,651
Barnes Group Inc.                                 920        19,596
Carrier Access Corp./(1)/                       7,214        19,406
MacDermid Inc.                                  1,509        19,225
Blue Martini Software Inc./(1)/                24,600        19,188
Wild Oats Markets Inc./(1)(2)/                  2,378        18,881
Cosine Communications Inc./(1)/                50,774        18,786
UAXS Global Holdings Inc./(1)/                 24,915        18,437
Supertex Inc./(1)/                              1,203        18,334
Checkpoint Systems Inc./(1)/                    1,645        17,980
Spartech Corp.                                    859        17,764
Elcor Corp.                                       822        17,698
Foamex International Inc./(1)/                  2,842        17,478
Act Manufacturing Inc./(1)(2)/                  3,928        17,440
Loudcloud Inc./(1)/                            15,467        17,323
Revlon Inc. "A"/(1)(2)/                         3,278        17,210
Cheap Tickets Inc./(1)/                         1,044        17,111
Digitas Inc./(1)/                               7,411        17,045
Lexar Media Inc./(1)/                          16,835        16,835
Seacoast Banking Corp. of Florida                 376        15,863
Irwin Financial Corp./(2)/                        746        15,591
Align Technology Inc./(1)(2)/                   7,020        15,304
SureBeam Corporation "A"/(1)(2)/                1,811        15,031
Buckeye Technologies Inc./(1)/                  1,453        14,385
Comstock Resources Inc./(1)/                    2,407        14,298
Uniroyal Technology Corp./(1)/                  4,523        14,202
Connecticut Bankshares Inc.                       640        14,144
Independent Bank Corp.(MA)                        863        14,067
CPI Corp.                                         973        13,982
Aaron Rents Inc. "B"                              892        13,826
ZixIt Corp./(1)(2)/                             2,842        13,698
Luminent Inc./(1)/                              6,760        13,520
Avid Technology Inc./(1)/                       1,835        13,377
BKF Capital Group Inc./(1)/                       477        12,879
Matrix Pharmaceutical Inc./(1)/                22,052        12,790
Astec Industries Inc./(1)/                        982        12,776
CSK Auto Corp./(1)/                             2,042        12,762
Rent-Way Inc./(1)/                              2,416        12,684
Perini Corp./(1)/                               1,933        12,565
Ultratech Stepper Inc./(1)/                       981        11,743
Maui Land & Pineapple Co./(1)/                    585        11,700
VerticalNet Inc./(1)/                          32,208        11,595
Finova Group Inc./(1)/                         10,239        11,468
Gentek Inc.                                     3,414        11,095
Dover Downs Entertainment Inc.                    896        11,092
First Republic Bank/(1)/                          483        11,085
Trico Marine Services Inc./(1)/                 1,861        11,017
JP Realty Inc.                                    490        10,951
Bank Mutual Corp.                                 662        10,658
Oneida Ltd.                                       717        10,289
Pricesmart Inc./(1)/                              291        10,185
Cumulus Media Inc. "A"/(1)/                     1,365         9,487
Liberty Livewire Corporation "A"/(1)/           1,382         9,301
Inter-Tel Inc.                                    797         9,134
Constellation 3D Inc./(1)/                     11,905         8,572
Oglebay Norton Co.                                578         8,497
United Industial Corp.                            568         8,350
NewPower Holdings Inc./(1)/                     2,627         8,091
Covenant Transport Inc. "A"/(1)/                  831         7,811
infoUSA Inc./(1)/                               1,892         7,682
HEICO Corp.                                       507         7,605
Buckle Inc. (The)/(1)/                            457         7,540
Tripath Technology Inc./(1)/                   13,181         7,381
Maxwell Technologies Inc./(1)/                  1,103         7,170
Alliance Fiber Optic Products Inc./(1)/         8,591         6,959
Deb Shops Inc.                                    338         6,956
Aspect Communications Corp./(1)/                3,783         6,772
USinternetworking Inc./(1)/                    23,932         6,462
American Realty Investors Inc./(1)/               580         6,426
Optical Communication Products Inc./(1)/        2,699         6,262
Novatel Wireless Inc./(1)/                     16,055         6,261
Global Sports Inc./(1)(2)/                        536         6,244
Ambassadors International Inc.                    368         6,146
Pinnacle Holdings Inc./(1)/                    15,661         6,108
Tropical Sportswear International
  Corp./(1)/                                      348         5,899
Tanger Factory Outlet Centers Inc.                259         5,361
Nu Horizons Electronics Corp./(1)/                702         5,300

--------------------------------------------------------------------------------
iShares Schedules of Investments                                        page 123
iShares Russell 2000 Index Fund
Schedule of Investments (continued)
September 30, 2001 (Unaudited)

                                            Shares or
Security                                    Principal      Value
-------------------------------------------------------------------

COMMON STOCKS (continued)
-------------------------------------------------------------------
Ladish Co. Inc./(1)/                              657  $      5,223
SLI Inc.                                        1,832         4,745
Lydall Inc./(1)/                                  677         4,468
ANC Rental Corp./(1)/                           8,499         4,419
Focal Communications Corp./(1)(2)/             13,197         3,827
Optical Cable Corp./(1)(2)/                     1,954         3,615
Interland Inc./(1)/                             3,286         3,450
Value Line Inc.                                    86         3,294
OmniSky Corp./(1)/                              9,211         2,303
Lightpath Technologies Inc. "A"/(1)/            1,143         2,035
IMPSAT Fiber Networks Inc./(1)/                 7,749         1,550
National Beverage Corp./(1)/                      149         1,490
StarMedia Network Inc./(1)/                     7,973         1,276
Frontline Capital Group Inc./(1)/              13,070         1,176
D.R. Horton Inc.                                    1            21
-------------------------------------------------------------------

TOTAL COMMON STOCKS
(Cost: $341,578,095)                                    260,140,668
-------------------------------------------------------------------

SHORT TERM INSTRUMENTS - 10.00%
-------------------------------------------------------------------
Dreyfus Money Market Fund/(3)/            $11,670,783    11,670,783
Goldman Sachs Financial Square Prime
  Obligation Fund/(3)/                      2,412,846     2,412,846
Providian Temp Cash Money Market Fund/(3)/ 11,955,821    11,955,821
-------------------------------------------------------------------

TOTAL SHORT TERM INSTRUMENTS
(Cost: $26,039,450)                                      26,039,450
-------------------------------------------------------------------

Security                                    Principal         Value
-------------------------------------------------------------------

REPURCHASE AGREEMENT - 0.05%
-------------------------------------------------------------------
Investors Bank & Trust Tri-Party
  Repurchase Agreement, dated 09/28/01,
  due 10/01/01, with a maturity value of
  $128,482 and an effective yield of
  2.90%.                                  $   128,451  $    128,451
-------------------------------------------------------------------

TOTAL REPURCHASE AGREEMENT
(Cost: $128,451)                                            128,451
-------------------------------------------------------------------

TOTAL INVESTMENTS IN SECURITIES -- 109.94%
(Cost $367,745,996)                                     286,308,569
-------------------------------------------------------------------

Other Assets, Less Liabilities -- (9.94%)               (25,877,875)
-------------------------------------------------------------------

NET ASSETS -- 100.00%                                  $260,430,694
===================================================================

 /(1)/  Non-income earning securities.
 /(2)/  Denotes all or part of security on loan. See Note 5.
 /(3)/ Represents investment of collateral received from securities lending transactions. See Note 5.

See notes to financial statements.

--------------------------------------------------------------------------------
  page 124                                                              i|Shares
iShares Russell 2000 Index Fund
Schedule of Investments (continued)
September 30, 2001 (Unaudited)

Security                                       Shares      Value
-------------------------------------------------------------------

COMMON STOCKS - 99.75%
-------------------------------------------------------------------
Ball Corp.                                     38,476  $  2,304,711
Dean Foods Co.                                 49,777     2,302,186
Coventry Health Care Inc./(1)/                 90,951     2,146,444
AmerUs Group Co.                               59,706     2,101,651
Sierra Pacific Resources Corp.                137,888     2,082,109
Citizens Banking Corp.                         64,477     2,068,422
StanCorp Financial Group Inc.                  42,586     2,061,162
Sensormatic Electronics Corp./(1)(2)/          86,666     2,043,584
Colonial BancGroup Inc.                       157,520     2,016,256
United Dominion Realty Trust                  140,352     2,004,227
Post Properties Inc.                           53,631     1,988,637
IndyMac Bancorp Inc./(1)/                      72,565     1,967,237
Peoples Energy Corp.                           49,286     1,959,611
BRE Properties Inc. "A"/(2)/                   64,811     1,941,089
Suiza Foods Corp./(1)(2)/                      30,718     1,939,535
First American Corp.                           94,896     1,921,644
Weingarten Realty Investors                    39,299     1,909,931
RGS Energy Group Inc.                          48,177     1,864,450
Highwoods Properties Inc.                      74,922     1,854,320
Camden Property Trust                          49,891     1,850,956
WGL Holdings Inc.                              67,568     1,816,904
Novell Inc./(1)/                              494,049     1,808,219
Independence Community Bank Corp.              82,311     1,788,618
Bancorp South Inc.                            114,950     1,770,230
Hawaiian Electric Industries Inc./(2)/         45,192     1,762,488
First Midwest Bancorp Inc.                     50,139     1,693,695
CBRL Group Inc.                                77,060     1,693,008
Commercial Federal Corp.                       69,600     1,689,192
First Industrial Realty Trust                  55,141     1,654,230
Andrew Corp./(1)/                              89,875     1,633,928
Whitney Holding Corp.                          36,714     1,578,702
Harsco Corp.                                   55,541     1,541,818
York International Corp.                       53,698     1,537,911
Rayonier Inc.                                  37,918     1,534,541
IKON Office Solutions Inc.                    197,512     1,524,793
AGL Resources Inc.                             76,346     1,524,630
DQE Inc./(2)/                                  77,824     1,497,334
BorgWarner Inc.                                36,641     1,476,632
HRPT Properties Trust                         181,241     1,475,302
Ryder System Inc.                              73,469     1,468,645
Healthcare Realty Trust                        56,783     1,447,967
Edwards Lifesciences Corp./(1)/                63,922     1,431,853
Thomas & Betts Corp.                           80,974     1,415,426
Corn Products International Inc.               49,147     1,411,993
KB HOME/(2)/                                   49,335     1,401,607
Beverly Enterprises Inc./(1)/                 135,171     1,378,744
Public Service Company of New Mexico           54,481     1,373,466
Furniture Brands International
  Inc./(1)(2)/                                 70,196     1,367,418
Kennametal Inc.                                42,637     1,360,973
IMC Global Inc.                               150,802     1,357,218
ArvinMeritor Inc.                              92,635     1,323,754
Alexander & Baldwin Inc.                       56,511     1,322,923
Commerce Group Inc.                            34,775     1,321,450
Piedmont Natural Gas Co.                       42,227     1,314,949
Pittston Brink's Group                         72,093     1,304,883
Cytec Industries Inc./(1)/                     56,062     1,297,835
Nationwide Health Properties Inc.              65,785     1,292,675
Berkley (W.R.) Corp.                           26,490     1,271,520
WPS Resources Corp./(2)/                       36,909     1,269,670
Developers Diversified Realty Corp.            69,951     1,255,620
Shurgard Storage Centers Inc. "A"              41,650     1,255,331
Dole Food Co.                                  58,642     1,254,939
Raymond James Financial Inc.                   45,879     1,245,615
Cooper Tire & Rubber Co.                       87,381     1,244,305
Harman International Industries Inc.           36,878     1,235,413
Pennzoil-Quaker State Co.                     110,450     1,234,831
Silicon Valley Bancshares/(1)/                 60,884     1,229,857
ONEOK Inc.                                     73,993     1,225,324
Atmos Energy Corp./(2)/                        56,558     1,221,653
Susquehanna Bancshares Inc.                    54,722     1,217,565
Reckson Associates Realty Corp./(2)/           50,251     1,213,562
Zale Corp./(1)/                                45,738     1,211,142
Alfa Corp.                                     54,597     1,205,502
Realty Income Corp.                            41,447     1,201,963
RPM Inc.                                      127,112     1,201,208
United Stationers Inc./(1)/                    40,206     1,200,953
Cleco Corp.                                    57,893     1,193,175
Prentiss Properties Trust                      43,388     1,193,170
National Service Industries Inc.               57,367     1,184,629
Cabot Industrial Trust                         57,228     1,173,174
American Greetings Corp. "A"/(2)/              88,424     1,170,734
Dillards Inc. "A"                              87,956     1,158,381
Pediatrix Medical Group Inc./(1)/              28,328     1,155,499
Downey Financial Corp.                         26,055     1,149,807
Longs Drug Stores Corp.                        42,246     1,149,091
US Freightways Corp.                           36,580     1,141,296
American Capital Strategies Ltd.               41,667     1,141,259
Sl Green Realty Corp./(2)/                     36,181     1,140,425
Health Care REIT Inc.                          45,117     1,136,948
Centerpoint Properties Corp.                   23,571     1,125,515
Philadelphia Suburban Corp.                    42,598     1,118,623
Trinity Industries Inc.                        51,491     1,114,780

--------------------------------------------------------------------------------
iShares Schedules of Investments                                        page 125
iShares Russell 2000 Value Index Fund
Schedule of Investments (continued)
September 30, 2001 (Unaudited)

Security                                       Shares         Value
-------------------------------------------------------------------

COMMON STOCKS (continued)
-------------------------------------------------------------------
AptarGroup Inc.                                34,587  $  1,099,867
Mueller Industries Inc./(1)/                   38,245     1,097,632
New Jersey Resources Corp.                     24,749     1,094,153
Crompton Corp.                                157,504     1,091,503
Community First Bankshares Inc.                44,590     1,071,052
La-Z-Boy Inc.                                  67,316     1,062,920
Arbitron Inc./(1)/                             40,621     1,062,645
Alliant Techsystems Inc./(1)/                  12,397     1,061,183
Potlatch Corp.                                 39,310     1,060,977
Electronics For Imaging Inc./(1)/              64,934     1,057,126
Worthington Industries Inc.                    93,935     1,056,769
Airgas Inc./(1)/                               78,900     1,047,003
Dial Corp.                                     62,511     1,034,557
Gables Residential Trust                       33,602     1,030,237
Minerals Technologies Inc.                     27,254     1,028,566
Jeffries Group Inc.                            31,048     1,024,584
First Commonwealth Financial Corp.             81,317     1,012,397
Ohio Casualty Corp.                            77,886     1,011,739
Interstate Bakeries Corp.                      39,438     1,005,669
Sensient Technologies Corp.                    53,723     1,000,859
Idex Corp./(2)/                                36,194     1,000,764
Horace Mann Educators Corp.                    56,545       998,019
Adaptec Inc./(1)/                             126,004       990,391
Wisconsin Central Transportation
  Corp./(1)/                                   57,809       987,378
Universal Corporation                          29,534       985,550
Southern Union Co./(1)/                        47,049       984,736
US Oncology Inc./(1)/                         131,886       982,551
Kansas City Southern Industries Inc./(1)/      81,742       980,904
Sybron Dental Specialties Inc./(1)/            52,717       980,536
Harleysville Group Inc.                        40,853       980,063
Fleming Companies Inc./(2)/                    33,182       978,869
Tecumseh Products Co. "A"                      21,255       967,740
Coherent Inc./(1)/                             33,998       965,543
Macerich Co. (The)                             43,590       963,339
Imation Corp./(1)/                             45,911       959,540
Pier 1 Imports Inc.                           115,468       958,384
Toll Brothers Inc./(1)/                        32,219       955,938
Banta Corp.                                    34,250       954,548
Federal Realty Investment Trust                43,071       947,562
Modine Manufacturing Co.                       38,537       947,239
Timken Co.                                     69,012       945,464
UMB Financial Corp.                            22,778       945,287
El Paso Electric Co./(1)/                      71,868       945,064
Louisiana-Pacific Corp.                       145,380       944,970
PSS World Medical Inc./(1)/                    98,989       944,355
South Financial Group Inc. (The)/(2)/          59,378       940,548
American Financial Holdings Inc.               38,230       938,546
Staten Island Bancorp Inc.                     37,822       932,312
F.N.B. Corp./(2)/                              35,620       931,463
Liberty Corp.                                  23,369       928,918
LNR Property Corp.                             30,980       927,851
Millennium Chemicals Inc.                      88,223       925,459
CH Energy Group Inc.                           22,778       924,787
Summit Properties Inc.                         34,989       918,461
Anixter International Inc./(1)(2)/             36,854       913,242
Carlisle Companies Inc.                        32,500       910,975
Fuller (H. B.) Co.                             19,691       901,848
Texas Industries Inc.                          29,152       900,797
Annaly Mortgage Management Inc.                62,246       899,455
Avista Corp.                                   66,098       898,933
Ryland Group Inc.                              18,810       897,049
ADVO Inc./(1)/                                 26,188       890,392
Republic Bancorp Inc.                          61,654       882,269
Pan Pacific Retail Properties Inc.             33,295       877,323
Bob Evans Farms Inc.                           48,462       876,193
United Bancshares Inc.                         31,910       861,570
LandAmerica Financial Group Inc.               25,872       860,244
Southwest Gas Corp.                            40,554       859,745
Flowers Foods Inc./(1)/                        23,527       852,854
Kilroy Realty Corp.                            34,150       852,043
Storage USA Inc.                               21,495       851,202
Westamerica Bancorp                            23,532       848,329
Seacor Smit Inc./(1)/                          23,660       844,662
Wallace Computer Services Inc.                 53,111       844,465
Fisher Scientific International Inc./(1)/      33,112       841,045
PolyOne Corp.                                 107,740       840,372
Lancaster Colony Corp.                         29,988       839,964
Overseas Shipholding Group Inc./(2)/           38,076       837,672
Regency Centers Corp.                          32,271       830,978
Selective Insurance Group Inc.                 35,418       826,302
Pathmark Stores Inc./(1)/                      34,707       826,027
UIL Holdings Corporation                       17,271       823,654
Owens-Illinois Inc./(1)/                      203,928       821,830
Northwest Natural Gas Co.                      34,996       818,556
Energen Corp.                                  36,192       814,320
Chemical Financial Corp.                       29,859       810,672
Ralcorp Holdings Inc./(1)/                     41,658       810,665
AMCORE Financial Inc.                          35,532       807,287
UGI Corp.                                      29,583       801,699
International Bancshares Corp.                 20,591       792,754
Oshkosh Truck Corp.                            21,768       788,437
La Quinta Properties Inc./(1)/                179,080       787,952

--------------------------------------------------------------------------------
  page 126                                                              i|Shares
iShares Russell 2000 Value Index Fund
Schedule of Investments (continued)
September 30, 2001 (Unaudited)

Security                                       Shares         Value
-------------------------------------------------------------------

COMMON STOCKS (continued)
-------------------------------------------------------------------
Reliance Steel & Aluminum Co.                  33,078  $    785,933
First Financial Bancorp                        50,667       785,845
Home Properties of NY Inc.                     24,727       782,362
CBL & Associates Properties Inc.               28,600       779,350
Wolverine World Wide Inc.                      57,912       778,337
Stewart Enterprises Inc. "A"/(1)/             133,435       773,923
Cell Genesys Inc./(1)(2)/                      48,147       770,352
Blyth Inc.                                     38,449       764,751
Sun Communities Inc.                           20,790       761,954
G&K Services Inc. "A"                          28,613       759,675
National Data Corp./(2)/                       21,101       759,636
Regis Corp.                                    36,017       754,916
Wausau-Mosinee Paper Corp.                     64,444       753,995
Kaydon Corp.                                   36,013       753,752
Capitol Federal Financial                      39,416       753,240
Brandywine Realty Trust                        35,048       747,574
Vector Group Ltd./(2)/                         17,439       745,362
Claire's Stores Inc.                           58,831       744,212
Michaels Stores Inc./(1)/                      20,349       743,552
Media General Inc. "A"                         17,113       742,020
Provident Bankshares Corp.                     35,818       741,433
Alaska Air Group Inc./(1)/                     36,867       736,234
Toro Co.                                       17,472       735,571
Essex Property Trust Inc.                      14,964       734,732
MAF Bancorp Inc.                               25,601       733,725
Hughes Supply Inc.                             32,638       727,827
UICI/(1)/                                      53,336       726,970
NorthWestern Corp.                             32,978       725,516
Ryan's Family Steak Houses Inc./(1)/           42,369       725,357
USEC Inc.                                     112,109       720,861
Longview Fibre Co.                             71,137       718,484
First Charter Corp.                            43,479       710,882
Standard-Pacific Corp.                         36,319       708,584
Briggs & Stratton Corp./(2)/                   22,647       706,813
Cornerstone Realty Income Trust                65,833       704,413
First Citizens Bancshares Inc. "A"              8,425       700,876
Pep Boys-Manny Moe & Jack Inc.                 63,277       699,211
Yellow Corporation/(1)/                        33,954       690,624
Charter Municipal Mortgage Acceptance
  Corp.                                        43,227       690,335
CLARCOR Inc.                                   28,823       688,870
Granite Construction Inc.                      26,588       681,716
Cable Design Technologies Corp./(1)/           57,490       681,257
Collins & Aikman Corp./(1)/                   110,648       680,485
Interactive Data Corp.                         51,073       669,056
Albemarle Corp.                                35,275       666,697
Terex Corp./(1)/                               37,427       666,575
Charming Shoppes Inc./(1)/                    134,624       661,004
Interlogix Inc./(1)/                           27,218       658,676
Werner Enterprises Inc.                        39,246       656,193
Casey's General Store Inc.                     55,024       654,235
Greater Bay Bancorp/(2)/                       27,897       649,163
Florida East Coast Industries Inc.             29,458       648,076
Ruddick Corp.                                  42,202       645,691
Koger Equity Inc.                              37,315       645,550
S&T Bancorp Inc.                               27,560       644,904
M.D.C. Holdings Inc.                           23,209       643,353
Waypoint Financial Corp.                       48,624       643,296
Airborne Inc.                                  66,999       639,840
Scholastic Corp./(1)/                          14,702       639,537
Forest City Enterprises Inc. "A"               13,316       639,168
Donaldson Co. Inc.                             22,166       638,824
Arch Chemicals Inc.                            28,095       637,757
Aztar Corp./(1)/                               48,639       636,198
Kimball International Inc. "B"                 48,298       635,602
Thornbury Mortgage Inc.                        38,236       633,571
Laclede Gas Co.                                26,304       631,296
FirstFed Financial Corp./(1)/                  24,055       625,430
Tucker Anthony Sutro Corporation               26,218       625,037
Otter Tail Power Co.                           22,007       623,898
Hutchinson Technology Inc./(1)/                35,041       623,730
Lincoln Electric Holding Inc.                  28,319       623,584
Church & Dwight Co. Inc.                       24,027       621,098
Liberate Technologies Inc./(1)/                62,132       618,835
Ferro Corp./(2)/                               26,623       617,121
Vintage Petroleum Inc.                         38,866       616,026
IHOP Corp.(1)                                  23,498       615,648
New York Community Bancorp                     26,502       615,111
Delphi Financial Group Inc. "A"                18,183       614,585
Journal Register Co./(1)/                      37,033       611,045
UniSource Energy Corp.                         43,586       610,204
Bay View Capital Corp./(1)/                    87,051       609,357
Belden Inc.                                    32,349       608,161
Gaylord Entertainment Co. "A"/(1)(2)/          30,218       607,382
Terayon Communications Systems Inc./(1)/       85,079       606,613
Vesta Insurance Group                          46,079       603,635
Paxar Corp./(1)/                               47,312       603,228
Colonial Properties Trust                      20,337       600,958
AnnTaylor Stores Corp./(1)/                    27,377       600,104
Trust Company of New Jersey (The)              23,870       599,137
Carpenter Technology Corp.                     26,878       598,036
Zoran Corp./(1)/                               24,556       594,746

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

iShares Russell 2000 Value Index Fund
Schedule of Investments (continued)
September 30, 2001 (Unaudited)

Security                                       Shares         Value
-------------------------------------------------------------------

COMMON STOCKS (continued)
-------------------------------------------------------------------
UCAR International Inc./(1)/                   66,310  $    590,159
Harland (John H.) Co.                          26,933       589,833
Tupperware Corp.                               29,511       588,449
Tesoro Petroleum Corp./(1)/                    49,355       587,325
Kellwood Co.                                   31,652       585,562
Kirby Corp./(1)/                               25,948       583,830
Conmed Corp./(1)/                              32,859       581,604
Beazer Homes USA Inc./(1)(2)/                  11,933       579,944
Unifi Inc.(1)                                  70,205       575,681
Alamosa Holdings Inc./(1)/                     41,542       575,357
AGCO Corp.                                     63,509       574,756
Jones Lang LaSalle Inc./(1)/                   41,879       573,742
CORUS Bankshares Inc.                          12,640       568,168
Arnold Industries Inc.                         27,245       563,972
Commercial Net Lease Realty Inc.               42,492       563,019
Glimcher Realty Trust                          34,741       562,109
FelCor Lodging Trust Inc./(2)/                 41,763       561,712
Integra Bank Corp.                             24,224       557,152
NetIQ Corp./(1)/                               24,468       557,136
Alexandria Real Estate Equities Inc.           14,103       556,363
Lennox International Inc.                      59,756       555,731
Meristar Hospitality Corp.                     52,579       554,708
Invacare Corp.                                 13,563       549,302
Presidential Life Corp.                        30,154       548,200
Harbor Florida Bancshares Inc.                 30,674       548,144
Elcor Corp./(2)/                               25,452       547,982
Prime Hospitality Corp./(1)/                   62,186       547,237
Donnelley (R.H.) Corp./(1)/                    20,908       546,117
Chesapeake Corp.                               21,073       544,737
Hyperion Solutions Corp./(1)/                  40,684       543,538
WesBanco Inc.                                  25,129       540,274
Mine Safety Appliances Co.                     11,998       539,910
JLG Industries Inc.                            58,395       534,898
Swift Transportation Co. Inc./(1)(2)/          30,194       534,434
Ionics Inc./(1)/                               24,161       534,200
W Holding Co. Inc.                             37,931       531,034
California Water Service Group                 19,602       529,254
Spherion Corporation/(1)/                      73,127       526,514
Baldor Electric Co.                            26,473       525,489
Crestline Capital Corp./(1)/                   18,516       523,077
Madison Gas & Electric Co.                     20,770       522,366
American States Water Co.                      14,073       520,701
Input/Output Inc./(1)/                         63,344       518,154
Mid-State Bancshares                           30,331       517,750
Chittenden Corp.                               20,300       515,620
Dycom Industries Inc./(1)/                     44,259       513,404
Seacoast Financial Services Corp.              34,511       513,179
Nash Finch Co.                                 15,024       512,318
Taubman Centers Inc.                           40,930       511,625
Fleetwood Enterprises Inc./(2)/                45,626       510,099
Mid-America Apartment Communities Inc.         19,609       509,834
Pulitzer Inc.                                  11,472       507,980
Schuler Homes Inc./(1)/                        41,801       507,882
Superior Industries International Inc.         15,278       507,382
Pacific Capital Bancorp                        17,512       507,323
Empire District Electric Co. (The)             24,538       504,256
Petsmart Inc./(1)/                             71,537       503,620
ADTRAN Inc./(1)/                               26,353       503,342
NACCO Industries Inc.                           9,019       502,809
Arkansas Best Corp./(1)/                       24,277       502,777
South Jersey Industries                        16,382       502,108
Park Electrochemical Corp.                     23,060       501,555
Glenborough Realty Trust Inc.                  27,038       501,285
IDT Corp./(1)/                                 43,341       498,422
Montana Power Co.                              94,388       495,537
GenCorp. Inc.                                  43,670       495,218
REMEC Inc.(1)                                  62,263       493,746
Crawford & Co. "B"                             39,576       492,721
Argonaut Group Inc.                            30,001       491,716
NBT Bancorp Inc.                               34,359       491,334
Schweitzer-Mauduit International Inc.          20,624       489,201
Dime Community Bancshares                      19,310       488,929
PacifiCare Health Systems Inc. "A"/(1)(2)/     38,737       487,699
BOK Financial Corp./(1)/                       16,136       487,146
Carter-Wallace Inc.                            23,841       487,072
JDN Realty Corp.                               45,777       485,236
Regal-Beloit Corp.                             26,564       484,793
Eastgroup Properties Inc.                      22,116       484,340
Handleman Co./(1)/                             34,532       483,448
National Penn Bancshares Inc.                  20,453       480,646
Promistar Financial Corp.                      20,824       479,368
EMCOR Group Inc./(1)/                          14,932       476,331
Sola International Inc./(1)/                   31,394       475,933
Anthracite Capital Inc.                        45,716       475,446
Jack in the Box Inc./(1)/                      16,885       472,780
Harleysville National Corp.                    21,980       472,570
ProAssurance Corp./(1)/                        31,696       472,270
Sovran Self Storage Inc.                       17,102       472,015
Nu Skin Enterprises Inc. "A"                   60,235       469,833
Hollywood Entertainment Corp./(1)/             39,876       468,543
Bowne & Co. Inc.                               46,133       468,250
Sunrise Assisted Living Inc./(1)(2)/           18,032       465,767

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

iShares Russell 2000 Value Index Fund
Schedule of Investments (continued)
September 30, 2001 (Unuadited)

Security                                       Shares         Value
-------------------------------------------------------------------

COMMON STOCKS (Continued)
-------------------------------------------------------------------
Champion Enterprises Inc./(1)/                 66,773  $    464,072
IRT Property Co.                               42,448       458,438
Smucker (J.M) Company (The)                    17,859       458,083
Esterline Technologies Corp./(1)/              28,820       456,797
Capital Automotive REIT                        25,795       454,508
Barnes Group Inc.                              21,310       453,903
OfficeMax Inc./(1)/                           148,705       453,550
Arrow International Inc.                       12,090       450,957
Griffon Corporation/(1)/                       36,910       450,302
Gardner Denver Inc./(1)/                       20,276       450,127
Kelly Services Inc. "A"                        22,219       448,824
Armor Holdings Inc./(1)(2)/                    22,595       447,381
Anchor BanCorp Wisconsin Inc.                  26,801       444,897
First Financial Bankshares Inc.                15,044       444,249
Russell Corp.                                  32,316       443,699
Commercial Metals Co.                          15,948       443,354
PFF Bancorp Inc.                               16,061       441,678
Lance Inc.                                     33,076       438,919
AMLI Residential Properties Trust              18,589       438,700
Applebee's International Inc.                  14,863       438,459
Genlyte Group Inc. (The)/(1)/                  15,082       437,378
Philadelphia Consolidated Holding Co./(1)/     12,517       434,841
Fremont General Corp.                          79,517       434,163
Polaris Industries Partners LP "A"             11,297       433,579
Hancock Holding Co.                            10,652       432,258
Bandag Inc.                                    15,767       431,227
Dress Barn Inc./(1)/                           19,337       431,215
PS Business Parks Inc.                         15,563       431,095
Wellman Inc.                                   37,315       430,988
Quanex Corp.                                   18,624       430,214
First Financial Holdings Inc.                  18,701       429,188
First Sentinel Bancorp Inc.                    36,391       428,322
Scotts Co. (The) "A"/(1)/                      12,508       426,523
Cathay Bancorp Inc.                             7,884       424,869
United National Bancorp                        16,646       424,473
ESS Technology Inc./(1)/                       41,493       424,058
Hudson River Bancorp Inc.                      21,181       423,832
Andover Bancorp Inc.                            8,292       423,224
Bedford Property Investors Inc.                20,856       422,125
Ciber Inc./(1)/                                66,811       420,909
Checkpoint Systems Inc./(1)/                   38,297       418,586
Apogee Enterprises Inc.                        32,397       417,921
Circuit City Stores Inc. - CarMax
  Group/(1)/                                   37,115       417,544
Schulman (A.) Inc.                             40,631       416,468
Florida Rock Industries Inc.                   13,178       415,634
URS Corp./(1)/                                 18,031       414,713
PMA Capital Corp. "A"                          23,014       414,252
Kaman Corp. "A"                                31,271       414,028
Greif Brothers Corp. "A"                       17,977       412,033
Emisphere Technologies Inc./(1)(2)/            21,473       410,134
ProQuest Company/(1)/                          12,463       410,033
Applied Industrial Technologies Inc.           24,258       409,718
International Multifoods Corp.                 21,447       409,638
Nordson Corp.                                  18,564       405,623
Thomas Industries Inc.                         18,750       404,063
Boca Resorts Inc. "A"/(1)/                     40,470       402,677
Corrections Corp. of America/(1)(2)/           30,578       402,406
F&M Bancorp                                    15,286       400,493
Roadway Express Inc.                           16,618       400,328
Modis Professional Services Inc./(1)/         100,042       400,168
Universal Health Realty Inc.                   16,170       399,399
NBTY Inc./(1)/                                 30,091       395,998
Community Bank System Inc.                     14,397       395,918
CACI International Inc. "A"/(1)/                7,198       393,443
Pacific Northwest Bancorp                      19,239       391,514
Triumph Group Inc./(1)/                        16,777       390,904
NUI Corp.                                      19,128       390,785
Chateau Communities Inc.                       13,251       390,242
Ryerson Tull Inc.                              31,070       389,929
National Health Investors Inc./(1)(2)/         28,926       389,055
Parexel International Corp./(1)/               34,296       388,917
Sonic Automotive Inc./(1)/                     28,525       387,940
Moog Inc. "A"/(1)/                             17,109       386,150
BankUnited Financial Corp. "A"/(1)/            26,299       385,806
1st Source Corp.                               17,934       385,581
Great Atlantic & Pacific Tea Co.               26,859       384,352
Alabama National Bancorp                       11,597       382,701
Parkway Properties Inc.                        11,729       381,193
Sterling Bancshares Inc.                       28,761       380,220
First BanCorp.                                 14,698       380,090
First Financial Corp.                           9,520       380,038
Crown Cork & Seal Co. Inc.                    165,779       379,634
Tower Automotive Inc./(1)/                     52,872       379,092
RLI Corp.                                       9,197       377,077
Playtex Products Inc./(1)/                     37,130       376,870
School Specialty Inc./(1)/                     12,275       375,124
Tredegar Corporation                           22,024       374,408
Picturetel Corp./(1)/                          62,498       373,738
Southwest Bancorp of Texas Inc./(1)/           12,551       373,392
Parker Drilling Co./(1)/                      120,198       370,210
Credence Systems Corp./(1)/                    30,659       369,441
Ocwen Financial Corp./(1)/                     51,171       368,943

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iShares Russell 2000 Value Index Fund
Schedule of Investments (continued)
September 30, 2001 (Unaudited)

Security                                       Shares         Value
-------------------------------------------------------------------

COMMON STOCKS (continued)
-------------------------------------------------------------------
Equity Inns Inc.                               51,301  $    368,854
Curtiss Wright Corp.                            7,893       367,814
SPS Technologies Inc./(1)/                     12,099       365,874
Stewart & Stevenson Services Inc.              15,181       365,558
Stride Rite Corp.                              58,223       363,894
RFS Hotel Investors Inc.                       35,115       363,440
Nautica Enterprises Inc./(1)/                  30,577       362,032
First Merchants Corp.                          15,725       361,675
Semco Energy Inc./(2)/                         25,167       361,146
ABM Industries Inc.                            13,971       360,592
Farmers Capital Bank Corp.                      9,629       360,317
Spartech Corp.                                 17,335       358,488
FSI International Inc./(1)/                    35,837       356,937
O'Reilly Automotive Inc./(1)/                  12,441       356,435
Area Bancshares Corp.                          20,900       355,300
Omega Financial Corp.                          11,449       355,148
Chemed Corp.                                   12,316       354,701
Methode Electronics Inc. "A"                   46,922       354,261
Oceaneering International Inc./(1)/            21,885       353,880
Simmons First National Corp. "A"                9,885       353,092
Local Financial Corporation/(1)/               26,374       352,620
Calgon Carbon Corp.                            46,276       352,160
Deltic Timber Corp.                            13,868       350,860
Burlington Coat Factory Warehouse Corp.        24,773       349,299
Sylvan Learning Systems Inc./(1)/              15,239       348,973
Manitowoc Co. Inc.                             14,392       348,862
Palm Harbor Homes Inc./(1)/                    18,579       347,427
Entertainment Properties Trust                 20,508       346,585
Pioneer-Standard Electronics Inc.              38,422       346,566
MacDermid Inc.                                 27,142       345,789
U.S. Restaurant Properties Inc./(2)/           24,924       345,197
Omnova Solutions Inc.                          55,149       344,681
West Pharmaceutical Services Inc.              13,973       343,736
General Cable Corp.                            34,832       343,095
Jakks Pacific Inc./(1)(2)/                     25,410       343,035
Bank of Granite Corp.                          15,416       342,389
Russ Berrie & Co. Inc.                         12,871       342,369
Libbey Inc.                                    10,560       340,560
GBC Bancorp                                    10,879       339,642
ESCO Technologies Inc./(1)/                    13,576       338,042
Monaco Coach Corp./(1)/                        23,713       337,910
Community Trust Bancorp Inc.                   14,120       337,468
Flowserve Corp./(1)/                           17,077       337,271
Encompass Service Corp./(1)/                   88,866       335,913
Alpharma Inc. "A"/(2)/                         11,637       335,146
BankAtlantic Bancorp Inc. "A"                  33,169       335,007
Stewart Information Services Corp./(1)/        17,170       334,815
Profit Recovery Group International Inc.
  (The)/(1)(2)/                                34,202       334,496
MTS Systems Corp.                              29,071       334,317
Caraustar Industries Inc.                      36,073       333,315
CFS Bancorp Inc.                               22,401       333,103
Cascade Natural Gas Corp.                      15,407       332,791
Dimon Inc.                                     57,873       332,770
AMERCO/(1)/                                    18,106       329,167
Spartan Stores Inc./(1)/                       26,919       328,412
JP Realty Inc.                                 14,684       328,187
Kramont Realty Trust                           26,216       327,438
Southwest Securities Group Inc./(2)/           18,993       326,300
Delta & Pine Land Co.                          19,143       325,048
Gold Bancorp Inc.                              41,680       324,687
American Physicians Capital Inc./(1)/          15,622       324,469
Ameron Inc.                                     5,020       323,489
SonicWALL Inc./(1)(2)/                         27,219       323,362
Connecticut Bankshares Inc.                    14,590       322,439
Covanta Energy Corporation/(1)/                27,590       322,251
Lexington Corp. Properties Trust               21,909       320,967
Capstead Mortgage Corp.                        12,204       320,721
First Republic Bank/(1)/                       13,974       320,703
Ultratech Stepper Inc./(1)/                    26,767       320,401
CPB Inc.                                       10,133       320,304
Trammell Crow Co./(1)/                         31,958       319,580
JDA Software Group Inc./(1)/                   24,284       319,092
Range Resources Corp./(1)/                     67,173       319,072
Brush Engineered Materials                     23,159       318,436
Landry's Seafood Restaurants Inc.              21,515       318,422
Covance Inc./(1)/                              17,676       316,577
Integrated Silicon Solution Inc./(1)/          36,853       316,567
CT Communications Inc.                         21,640       315,944
First Federal Capital Corp.                    21,115       314,614
Phillips-Van Heusen Corporation                31,619       313,028
Universal Forest Products Inc.                 16,437       312,632
Dollar Thrifty Automotive Group Inc./(1)/      31,387       312,301
United Community Financial Corp.               44,225       311,786
Shopko Stores Inc./(1)/                        37,575       311,497
Pericom Semiconductor Corp./(1)/               22,402       311,388
Penn Virginia Corp.                            10,975       308,946
Allen Telecom Inc./(1)/                        35,453       308,441
Watsco Inc.                                    23,561       308,413
S1 Corp./(1)/                                  36,396       307,910
Anchor Gaming/(1)/                              7,394       306,851
West Coast Bancorp                             22,692       306,342

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

iShares Russell 2000 Value Index Fund
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September 30, 2001 (Unaudited)

Security                                       Shares         Value
-------------------------------------------------------------------

COMMON STOCKS (continued)
-------------------------------------------------------------------
First Place Financial Corp.                    21,414  $    305,792
Analogic Corp.                                  7,542       305,451
MidAmerica Bancorp                             12,130       304,463
Steak n Shake Company (The)/(1)/               30,732       304,247
Winnebago Industries Inc.                      14,181       304,182
ChemFirst Inc.                                 15,065       304,012
National Western Life Insurance
  Company "A"/(1)/                              2,977       300,975
Kulicke & Soffa Industries Inc./(1)(2)/        27,605       300,895
Kansas City Life Insurance Co.                  8,551       299,285
Central Parking Corp.                          21,338       298,519
Dal-Tile International Inc./(1)/               19,340       297,643
Sandy Spring Bancorp Inc.                       7,418       294,420
Universal American Financial Corp./(1)/        52,934       293,784
Marcus Corp.                                   24,237       290,844
Albany International Corp. "A"/(1)(2)/         19,397       290,179
Safeguard Scientifics Inc./(1)/               163,685       289,722
Innkeepers USA Trust/(2)/                      32,160       289,440
CNA Surety Corp.                               21,309       288,737
DVI Inc./(1)/                                  16,982       288,524
Pilgrim's Pride Corp. "B"                      20,899       288,406
Advanta Corp. "A"/(2)/                         30,624       287,866
NextCard Inc./(1)/                             44,947       286,312
Trans World Entertainment Corp./(1)(2)/        37,008       286,072
BSB Bancorp Inc.                               12,278       285,709
Bally Total Fitness Holding Corp./(1)(2)/      14,060       285,559
Banner Corporation                             14,710       284,197
Standex International Corp.                    15,074       284,145
Sturm Ruger & Co. Inc.                         27,325       283,634
Nuevo Energy Co./(1)(2)/                       20,307       283,283
Investors Real Estate Trust                    30,238       282,121
Iomega Corp./(1)/                             231,123       281,970
Cash American Investments Inc.                 30,972       281,845
Central Vermont Public Service
  Corporation                                  16,107       281,711
Steris Corp./(1)/                              14,317       281,472
Zenith National Insurance Corp.                11,427       281,104
Financial Federal Corp./(1)/                   11,423       279,864
Insignia Financial Group Inc./(1)/             26,645       279,773
Watts Industries Inc. "A"                      21,341       279,567
Seitel Inc./(1)/                               27,790       279,290
Sierra Health Services Inc./(1)/               33,638       279,195
Aaron Rents Inc. "B"                           18,007       279,108
M/I Schottenstein Homes Inc.                    8,255       279,019
Great Lakes REIT Inc.                          17,060       278,078
Pope & Talbot Inc.                             21,718       277,990
Micros Systems Inc./(1)/                       15,595       277,123
Casella Waste Systems Inc. "A"/(1)/            24,885       276,970
Hunt (J.B.) Transport Services Inc./(1)/       21,194       276,370
Unova Inc./(1)/                                62,049       276,118
Senior Housing Properties Trust                20,503       275,765
Bangor Hydro-Electric Co.                      10,324       274,928
Riggs National Corp.                           17,724       274,722
Century Business Services Inc./(1)/           109,466       273,665
Sinclair Broadcast Group "A"/(1)/              33,905       273,274
Wilson Greatbatch Technologies Inc./(1)/        9,302       272,549
New England Business Service Inc.              15,654       271,597
3TEC Energy Corp./(1)/                         19,057       271,562
Old Second Bancorp Inc.                         7,995       271,510
Buckeye Technologies Inc./(1)/                 27,423       271,488
Myers Industries Inc.                          22,897       271,329
FBL Financial Group Inc. "A"                   16,223       271,249
Peoples Holding Co.                             8,070       270,264
Gerber Scientific Inc.                         25,735       270,218
Centex Construction Products Inc.               9,143       270,176
Owens & Minor Inc.                             13,307       270,132
First Indiana Corp.                            13,109       270,045
OceanFirst Financial Corp.                     10,751       269,850
Inter-Tel Inc.                                 23,533       269,688
Lone Star Steakhouse & Saloon Inc.             24,926       269,201
Interface Inc. "A"                             62,589       269,133
Glatfelter (P.H.) Co.                          17,578       269,119
Cumulus Media Inc. "A"/(1)/                    38,581       268,138
AAR Corp.                                      33,470       268,095
Standard Register Co.                          18,378       266,481
Finish Line Inc. (The)/(1)/                    24,496       265,782
Interpool Inc.                                 18,155       265,063
Glacier Bancorp Inc.                           13,937       264,803
Oneida Ltd.                                    18,431       264,485
Frontier Financial Corp.                        9,608       264,220
St. Mary Land & Exploration Co.                16,566       263,896
Robert Mondavi Corp. (The) "A"/(1)/             7,373       262,479
First Community Bancshares Inc.                 8,305       262,438
Alliance Semiconductor Corp./(1)/              36,513       262,163
Farmer Brothers Co.                             1,191       262,020
Dover Downs Entertainment Inc.                 21,140       261,713
Milacron Inc.                                  21,834       261,135
Magnetek Inc./(1)/                             28,430       260,987
Systems & Computer Technology Corp./(1)/       28,953       260,577
Brown Shoe Company Inc.                        22,934       260,301
CDI Corp./(1)/                                 16,201       260,026
Cambrex Corp.                                   7,683       257,611
Tompkins County Trustco Inc.                    6,779       257,602

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iShares Schedules of Investments                                       page 131
iShares Russell 2000 Value Index Fund
Schedule of Investments (continued)
September 30, 2001 (Unaudited)

Security                                       Shares         Value
-------------------------------------------------------------------

COMMON STOCKS (continued)
-------------------------------------------------------------------
WestCorp Inc.                                  15,001  $    257,267
Independent Bank Corp.(MA)                     15,767       257,002
Sterling Financial Corp.(WA)                   12,010       256,414
Mid Atlantic Realty Trust                      18,306       256,284
Indus International Inc./(1)/                  42,958       256,030
Astec Industries Inc./(1)/                     19,654       255,699
Offshore Logistics Inc./(1)/                   13,324       255,688
NCI Building Systems Inc./(1)/                 22,196       255,254
Bio-Rad Laboratories Inc. "A"/(1)/              5,424       254,928
Robbins & Myers Inc.                           10,329       254,610
Nortek Inc./(1)/                               11,760       253,428
Building Materials Holdings Corp./(1)/         18,003       252,762
Electro Rent Corp./(1)/                        20,012       252,351
Octel Corp./(1)/                               13,779       251,467
Columbia Banking System Inc./(1)/              18,285       250,505
Brookline Bancorp Inc.                         16,648       249,720
DMC Stratex Networks Inc./(1)/                 48,365       249,563
Silgan Holdings Inc./(1)/                      13,614       249,136
C-COR.net Corp./(1)/                           36,290       248,587
Second Bancorp Inc.                            12,123       248,522
Steel Dynamics Inc./(1)/                       25,020       247,448
United Industial Corp.                         16,812       247,136
Cubic Corp.                                     7,146       246,537
Phoenix Technologies Ltd./(1)/                 24,521       245,946
Commonwealth Bancorp Inc.                      11,881       244,986
Daisytek International Corp./(1)/              21,476       243,538
AO Smith Corp. "B"                             13,860       243,104
RTI International Metals Inc./(1)/             29,112       243,085
Saul Centers Inc.                              12,792       243,048
Information Resources Inc./(1)/                38,106       241,973
Irwin Financial Corp./(2)/                     11,530       240,977
Crossmann Communities Inc.                      9,167       240,817
Wintrust Financial Corp.                        7,741       240,358
Consolidated Graphics Inc./(1)/                14,036       239,735
Thor Industries Inc.                            8,758       239,093
Georgia Gulf Corp.                             14,878       239,089
Flushing Financial Corp.                       14,841       238,940
TBC Corp./(1)/                                 24,097       238,078
U.S. Industries Inc.                          103,381       237,776
BancFirst Ohio Corp.                           10,822       236,461
Kroll Inc./(1)/                                20,759       236,445
City Holding Co.                               23,539       235,390
Global Payments Inc.                            8,002       235,259
Encore Wire Corp./(1)/                         18,150       235,043
Benchmark Electronics Inc./(1)/                14,210       234,749
Footstar Inc./(1)(2)/                           6,782       234,657
Swift Energy Co./(1)/                          11,357       234,181
First Essex Bancorp Inc.                        8,903       233,704
Bank Mutual Corp.                              14,493       233,337
Standard Commercial Corp.                      14,169       233,080
Championship Auto Racing Teams Inc./(1)/       16,747       232,783
Skyline Corp.                                   8,703       232,370
First Bancorp North Carolina                    9,682       232,368
Bethlehem Steel Corp./(1)/                    181,326       232,097
North Pittsburgh Systems Inc.                  15,722       231,742
Arctic Cat Inc.                                17,171       231,465
Three-Five Systems Inc./(1)/                   14,451       230,349
State Auto Financial Corp.                     17,272       230,236
Integrated Electrical Services Inc./(1)/       41,841       230,126
Pennsylvania Real Estate Investment
  Trust                                        10,818       229,883
SJW Corp.                                       2,786       228,173
Wackenhut Corp. "A"/(1)(2)/                     9,579       227,980
USB Holding Co. Inc.                           15,338       227,769
East West Bancorp Inc.                          9,670       226,181
United Fire & Casualty Co.                      8,808       226,101
Insurance Auto Auctions Inc./(1)/              16,672       225,072
Port Financial Corp.                            9,409       224,687
Heartland Express Inc./(1)/                     9,726       223,601
Midland Co.                                     5,507       223,584
Luby's Inc./(1)/                               31,247       223,416
Pegasus Solutions Inc./(1)/                    26,526       222,288
Audiovox Corp. "A"/(1)/                        24,287       221,983
Cheap Tickets Inc./(1)/                        13,531       221,773
IBERIABANK Corp.                                7,737       221,278
Wabash National Corp./(2)/                     32,055       221,180
Kadant Inc./(1)/                               17,103       220,629
Sequa Corp. "A"/(1)/                            4,875       220,545
St Francis Capital Corp.                       10,327       220,481
dELiA*s Corp. "A"/(1)/                         41,264       220,350
K Swiss Inc. "A"                                8,935       219,354
Capital City Bank Group Inc.                    9,295       218,154
Flagstar Bancorp Inc.                           9,419       217,579
Haverty Furniture Companies Inc.               22,060       217,291
Independent Bank Corp.(MI)                      8,316       217,048
Hovnanian Enterprises Inc. "A"/(1)(2)/         18,766       216,372
Associated Estates Realty Corp.                22,479       215,798
Brady Corp. "A"                                 7,226       215,335
First Niagara Financial Group Inc.             13,567       215,308
Western Digital Corp./(1)/                     99,201       215,266
Santander Bancorp                              11,048       215,105
UbiquiTel Inc./(1)/                            26,515       213,976
Mid Atlantic Medical Services Inc./(1)/        10,183       213,843

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iShares Russell 2000 Value Index Fund
Schedule of Investments (Continued)
September 30, 2001 (Unaudited)

Security                                       Shares         Value
-------------------------------------------------------------------

COMMON STOCKS (CONTINUED)
-------------------------------------------------------------------
Chelsea Property Group Inc.                     4,661  $    211,842
Herbalife International Inc. "A"/(2)/          20,974       211,816
Harmonic Inc./(1)(2)/                          26,149       211,807
Avid Technology Inc./(1)/                      28,960       211,118
Movie Gallery Inc./(1)/                        10,170       210,824
Oriental Financial Group Inc.                  10,451       210,588
Dreyer's Grand Ice Cream Inc.                   7,234       210,148
Redwood Trust Inc./(2)/                         8,703       209,742
Movado Group Inc.                              13,467       208,739
Capitol Transamerica Corp.                     12,709       207,919
Navigant Consulting Co./(1)/                   55,967       207,638
LSI Industries Inc.                             8,241       206,025
German American Bancorp                        12,512       205,822
Midas Inc.                                     20,754       205,465
Applica Inc./(1)/                              24,299       205,327
Westfield America Inc.                         12,710       205,267
Coastal Bancorp Inc.                            5,805       204,917
Wabtec Corporation                             18,740       204,266
Valmont Industries Inc.                        14,584       204,176
Edwards (J.D.) & Co./(1)/                      28,573       203,440
Alliance Gaming Corp./(1)(2)/                  14,277       202,733
Genzyme Corp. - Biosurgery Division/(1)/       51,296       200,054
HEICO Corp.                                    13,223       198,345
Bassett Furniture Industries Inc.              14,173       197,997
SCPIE Holdings Inc.                            12,283       197,756
Dionex Corp./(1)/                               7,831       197,498
MB Financial Inc./(1)/                          7,797       194,925
Gray Communications Systems Inc.               12,818       194,834
BKF Capital Group Inc./(1)/                     7,213       194,751
American Axle & Manufacturing Holdings
  Inc./(1)/                                    15,146       193,111
Oregon Steel Mills Inc./(1)/                   35,906       192,097
Arris Group Inc./(1)/                          53,650       192,067
BancFirst Corp.                                 5,613       191,965
CSK Auto Corp./(1)/                            30,695       191,844
USG Corp./(2)/                                 51,411       191,763
Pitt-Des Moines Inc.                            6,284       191,662
CUNO Inc./(1)/                                  6,899       191,447
Resource America Inc. "A"                      21,407       191,379
Boykin Lodging Co.                             23,912       191,296
Cleveland-Cliffs Inc.                          13,278       191,203
Standard Microsystems Corp./(1)/               20,324       190,639
O'Charley's Inc./(1)/                          11,103       190,416
Isle of Capris Casinos Inc./(1)(2)/            26,779       190,104
Fisher Communications Inc.                      3,652       189,904
UniFirst Corp.                                 11,171       188,790
Seacoast Banking Corp. of Florida               4,458       188,083
Umpqua Holdings Corp./(2)/                     15,183       187,510
U.S. Concrete Inc./(1)/                        25,756       187,246
FreeMarkets Inc./(1)(2)/                       17,644       186,674
Midwest Express Holdings Inc./(1)/             17,580       186,348
Trico Marine Services Inc./(1)/                31,397       185,870
Southern Peru Copper Corp.                     19,628       185,485
Pennfed Financial Services Inc.                 8,209       184,538
US Unwired Inc. "A"/(1)/                       18,215       183,972
Brightpoint Inc./(1)/                          59,339       183,951
Boyd Gaming Corp./(1)/                         41,277       183,683
Brooks Automation Inc./(1)(2)/                  6,904       183,577
Osmonics Inc./(1)/                             14,682       183,525
WSFS Financial Corp.                           11,102       182,961
Oxford Industries Inc.                          8,351       182,887
Roanoke Electrics Steel Corp.                  15,227       181,201
Cole National Corp./(1)/                       13,632       180,897
Global Sports Inc./(1)(2)/                     15,512       180,715
Labor Ready Inc./(1)/                          56,242       179,412
Circor International Inc.                      11,947       179,205
Rock-Tenn Company "A"                          16,214       178,354
Coachmen Industries Inc.                       19,793       178,137
NBC Capital Corporation                         5,433       177,931
NewPower Holdings Inc./(1)/                    57,763       177,910
Action Performance Companies Inc./(1)(2)/       9,745       177,456
Littelfuse Inc./(1)/                            8,018       177,438
National Presto Industries Inc.                 6,594       177,379
Penn Engineering & Manufacturing Corp.         12,491       177,372
Garan Inc.                                      5,089       177,352
Lands' End Inc./(1)(2)/                         6,119       176,839
American Italian Pasta Co. "A"/(1)/             4,067       175,898
Lufkin Industries Inc.                          7,657       175,498
kForce.com Inc./(1)/                           34,427       173,168
Acadia Realty Trust                            26,599       172,628
Baldwin & Lyons Inc. "B"                        8,867       172,108
Spanish Broadcasting System Inc. "A"/(1)/      24,127       171,060
Park National Corp.                             1,760       170,280
Northwest Bancorp Inc.                         16,933       169,499
Comstock Resources Inc./(1)/                   28,332       168,292
Community Banks Inc.                            6,868       167,579
Eden Bioscience Corp./(1)(2)/                  21,956       167,305
Smart & Final Inc./(1)/                        16,404       166,993
Lawson Products Inc.                            6,840       166,896
NS Group Inc./(1)/                             24,520       166,736
Transaction Systems Architects Inc. "A"/(1)/   26,505       166,451
Pomeroy Computer Resources/(1)/                13,811       166,423

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iShares Schedules of Investments                                        Page 133
iShares Russell 2000 Value Index Fund
Schedule of Investments (continued)
September 30, 2001 (Unaudited)

Security                                       Shares         Value
-------------------------------------------------------------------

COMMON STOCKS (continued)
-------------------------------------------------------------------
Recoton Corp./(1)/                             13,379  $    165,231
Sterling Bancorp                                5,734       164,853
Group 1 Automotive Inc./(1)/                    6,184       164,185
Pricesmart Inc./(1)/                            4,690       164,150
PICO Holdings Inc./(1)/                        14,876       163,636
Fidelity Bankshares Inc.                       12,236       163,351
DiamondCluster International Inc. "A"/(1)/     16,536       162,880
Ingles Markets Inc. "A"                        13,573       162,876
Woodhead Industries Inc.                       10,828       161,987
Infocus Corp./(1)/                             12,375       161,494
Spectrian Corp./(1)(2)/                        16,148       161,480
NL Industries Inc.                             10,744       161,053
Artesyn Technologies Inc./(1)/                 29,521       160,594
Friedman Billings Ramsey
  Group Inc. "A"(1)                            31,476       160,528
Discount Auto Parts Inc./(1)/                  11,617       160,315
Burnham Pacific Properties Inc.                32,104       160,199
WebEx Communications Inc./(1)(2)/               7,516       159,640
Mail-Well Inc./(1)/                            43,124       159,559
International Specialty Products Inc./(1)/     17,962       158,604
Stepan Co.                                      8,786       158,587
Avatar Holdings/(1)/                            6,877       158,584
Terra Industries Inc./(1)/                     53,364       158,491
Aviall Inc./(1)/                               25,758       158,412
LaSalle Hotel Properties                       17,132       158,300
Lakeland Bancorp Inc.                          11,338       158,165
AMCOL International Corp.                      27,987       158,127
Rent-Way Inc./(1)/                             30,083       157,936
Credit Acceptance Corp./(1)/                   18,039       157,661
Quaker City Bancorp Inc./(1)/                   5,242       157,208
Atlas Air Inc./(1)/                            15,927       156,881
W-H Energy Services Inc./(1)/                  11,109       156,193
Financial Institutions Inc.                     6,661       156,134
Quaker Chemical Corp.                           8,538       154,965
Pinnacle Entertainment
  Inc./(1)/                                    26,025       154,849
CVB Financial Corp.                             7,201       154,811
Winston Hotels Inc.                            19,572       154,619
Butler Manufacturing Co.                        7,104       154,157
Arrow Financial Corp.                           5,491       153,583
Vail Resorts Inc./(1)/                         11,048       153,567
Ivex Packaging Corp./(1)/                       8,999       153,433
Argosy Gaming Co./(1)/                          5,856       153,427
J & J Snack Foods Corp./(1)/                    8,146       152,738
Ambassadors International Inc.                  9,099       151,953
Zomax Inc./(1)/                                27,880       151,388
UNB Corp.                                       8,867       150,916
Gorman Rupp Co.                                 7,741       150,175
Inktomi Corp./(1)/                             54,613       149,640
K2 Inc./(1)/                                   25,003       149,518
Technitrol Inc.                                 6,702       149,455
Encore Acquisition Co./(1)/                     9,958       149,370
SoundView Technology Group Inc./(1)/           74,039       148,818
Wild Oats Markets Inc./(1)/                    18,659       148,152
Westport Resources Corp./(1)/                  10,074       148,088
Great American Financial Resources Inc.         8,151       147,941
Bell Microproducts Inc./(1)/                   19,221       147,809
Navigant International Inc./(1)/               18,358       147,598
Pegasus Communications Corp./(1)(2)/           21,085       147,595
Armstrong Holdings Inc./(1)/                   53,539       146,161
Nu Horizons Electronics Corp./(1)/             19,297       145,692
Dobson Communications Corp. "A"/(1)(2)/        14,028       145,190
First Consulting Group Inc./(1)/               16,133       145,036
Zoll Medical Corp./(1)(2)/                      4,064       144,678
RCN Corp./(1)/                                 45,117       144,374
Hancock Fabrics Inc.                           17,542       143,844
SPSS Inc./(1)/                                  8,324       143,256
NCO Group Inc./(1)/                            10,466       143,175
Exide Corp.                                    38,067       143,132
World Wrestling Federation Entertainment
  Inc./(1)/                                    10,794       142,481
SIPEX Corp./(1)/                               22,039       142,372
Roper Industries Inc.                           3,954       142,304
PC-Tel Inc./(1)/                               18,932       141,990
Tanger Factory Outlet Centers Inc.              6,857       141,940
Playboy Enterprises Inc. "B"/(1)/              11,455       141,469
Station Casinos Inc./(1)/                      16,832       141,389
Electroglas Inc./(1)/                          11,344       141,233
Sykes Enterprises Inc./(1)/                    25,214       140,694
Olin Corp.                                      9,570       140,679
American Medical Systems Holdings
  Inc./(1)/                                     7,376       140,660
Riviana Foods Inc.                              8,087       140,148
infoUSA Inc./(1)/                              34,472       139,956
MCSi Inc./(1)(2)/                               8,686       139,931
Zebra Technologies Corp. "A"/(1)/               3,730       139,726
Mississippi Valley Bancshares Inc.              3,669       139,422
Ditech Communications Corp./(1)/               33,010       138,642
WMS Industries Inc./(1)/                        7,916       138,451
Purina Mills Inc./(1)/                          6,236       138,439
Dura Automotive Systems Inc./(1)/              19,195       138,204
Supertex Inc./(1)/                              9,049       137,907
CSS Industries Inc./(1)/                        5,436       137,531

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

iShares Russell 2000 Value Index Fund
Schedule of Investments (Continued)
September 30, 2001 (Unaudited)

Security                                       Shares         Value
-------------------------------------------------------------------

COMMON STOCKS (continued)
-------------------------------------------------------------------
Wyndham International Inc. "A"/(1)/           209,937  $    136,459
Friedman's Inc.                                19,312       136,343
Crown American Realty Trust                    19,113       135,702
Volt Information Sciences Inc./(1)/            11,262       134,919
Aurora Foods Inc./(1)/                         33,812       134,910
Sonosite Inc./(1)(2)/                           6,596       134,558
Young Broadcasting Corp. "A"/(1)/               9,259       134,256
Corporate Office Properties Trust              12,299       134,059
SCM Microsystems Inc./(1)/                     21,326       132,434
Net.B@nk Inc./(1)/                             15,790       132,162
Mission West Properties Inc.                   11,002       132,024
Fedders Corp.                                  33,819       131,894
NTELOS Inc./(1)/                               15,788       131,830
Republic Bancorp Inc. "A"                       9,946       131,785
Hain Celestial Group Inc./(1)/                  7,090       130,527
Buckle Inc. (The)/(1)/                          7,893       130,235
Akamai Technologies Inc./(1)/                  44,716       130,124
Genrad Inc./(1)/                               39,779       130,077
Lydall Inc./(1)/                               19,689       129,947
Wolverine Tube Inc./(1)/                       12,856       129,846
Maxim Pharmaceuticals Inc./(1)(2)/             32,372       127,869
Borland Software Corp./(1)(2)/                 15,778       127,802
SONICblue Inc./(1)/                           115,359       125,741
AnswerThink Consulting Group Inc./(1)/         26,672       125,358
Silicon Graphics Inc./(1)/                    271,877       125,063
Getty Images Inc./(1)/                         11,273       124,341
Hexcel Corp./(1)/                              31,036       124,144
Steinway Musical Instruments Inc./(1)/          8,536       123,687
United Auto Group Inc./(1)/                     7,427       123,585
Metromedia International Group Inc./(1)/      102,748       123,298
Lithia Motors Inc. "A"/(1)/                     8,868       123,265
Alico Inc.                                      4,842       122,745
Affiliated Managers Group Inc./(1)/             2,155       122,426
Medford Bancorp Inc.                            6,337       122,304
Stoneridge Inc./(1)/                           17,470       122,290
MRO Software Inc./(1)/                         11,973       122,125
NCH Corp.                                       3,107       121,763
Stamps.com Inc./(1)/                           48,794       121,497
Prodigy Communications Corp. "A"/(1)/          21,884       120,581
Keystone Property Trust                         9,460       120,142
Microtune Inc./(1)/                            10,521       119,939
Packard BioScience Company/(1)/                15,122       119,615
Crown Media Holdings Inc./(1)/                 11,557       118,459
Choice Hotels International Inc./(1)/           7,152       118,008
Pinnacle Systems Inc./(1)/                     40,527       117,934
Standard Motor Products Inc.                   10,075       117,878
Aspect Communications Corp./(1)/               65,543       117,322
Quaker Fabric Corp./(1)/                       16,025       116,983
Papa John's International Inc./(1)/             4,453       116,001
Gibraltar Steel Corp.                           7,653       115,560
Penton Media Inc.                              32,383       114,960
Charles River Laboratories
  International Inc./(1)/                       3,234       114,387
AsiaInfo Holdings Inc./(1)/                     9,534       113,359
Prosperity Bancshares Inc.                      4,410       113,337
Rainbow Technologies Inc./(1)/                 32,239       112,837
Republic Bancshares Inc./(1)/                   6,637       112,630
Gymboree Co./(1)/                              17,252       112,138
Ixia/(1)/                                      17,655       112,109
Del Monte Foods Co./(1)/                       14,486       111,542
Stanley Furniture Co. Inc./(1)/                 4,622       111,483
Foamex International Inc./(1)/                 18,096       111,290
Exar Corp./(1)/                                 6,431       111,256
Intertrust Technologies Corp./(1)/            104,747       111,032
Keynote Systems Inc./(1)/                      14,559       110,648
Sauer Inc.                                     14,135       110,536
Pharmacyclics Inc./(1)(2)/                      6,173       109,879
CTS Corp.                                       7,438       109,859
Numerical Technologies Inc./(1)(2)/             6,589       109,377
HI/FN Inc./(1)/                                11,099       109,325
CPI Corp.                                       7,545       108,422
Kaiser Aluminum Corp./(1)/                     41,887       107,650
Seaboard Corp.                                    510       107,100
Deb Shops Inc.                                  5,178       106,563
Churchill Downs Inc.                            3,828       106,265
Internet Capital Group Inc./(1)/              264,531       105,812
Transmontaigne Inc./(1)/                       21,731       105,395
R&G Financial Corp. "B"                         6,096       104,851
Boron, LePore & Associates Inc./(1)/           10,958       104,101
NetRatings Inc./(1)/                           10,027       103,378
Proton Energy Systems Inc./(1)/                21,603       101,750
Bush Industries Inc. "A"                       11,445       101,059
WatchGuard Technologies Inc./(1)/              13,117       100,476
LodgeNet Entertainment Corp./(1)/               9,066        99,635
Active Power Inc./(1)/                         19,885        99,624
Spectrasite Holdings Inc./(1)/                 41,252        99,417
Clarent Corp./(1)/                             18,415        98,889
McMoRan Exploration Co./(1)/                   18,104        98,667
Tropical Sportswear International
  Corp./(1)/                                    5,745        97,378
Alaska Communications Systems Group/(1)/       12,771        97,187
Watson Wyatt & Co. Holdings/(1)/                6,107        97,101
Prime Group Realty Trust                        8,052        96,221

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iShares Schedules of Investments                                        page 135
iShares Russell 2000 Value Index Fund
Schedule of Investments (continued)
September 30, 2001 (Unaudited)

Security                                       Shares         Value
-------------------------------------------------------------------

COMMON STOCKS (continued)
-------------------------------------------------------------------
Speedway Motorsports Inc./(1)/                  4,821  $     95,841
Airtran Holdings Inc./(1)/                     22,459        95,226
Western Multiplex Corp./(1)/                   25,417        95,049
Hydril Co./(1)/                                 6,804        94,780
Sanderson Farms Inc.                            6,654        94,753
Prize Energy Corp./(1)/                         5,412        94,439
Provident Bancorp Inc./(2)/                     4,377        94,062
QRS Corp./(1)/                                 11,185        93,954
Golden Telecom Inc./(1)/                       11,948        93,194
Ladish Co. Inc./(1)/                           11,657        92,673
Internap Network Services Corp./(1)/           92,625        92,625
Gartner Group Inc. "A"/(1)/                    10,207        92,373
Rightchoice Managed Care Inc./(1)/              1,845        92,342
Triarc Companies Inc./(1)/                      3,974        91,799
XM Satellite Radio Holdings Inc.
  "A"/(1)(2)/                                  17,452        91,448
Celeritek Inc./(1)/                             7,677        90,819
Roxio Inc./(1)/                                 5,964        90,653
Commercial Bank of New York                     2,740        89,598
Troy Financial Corp.                            4,215        89,105
Actel Corp./(1)/                                5,017        89,102
Royal Bancshares of Pennsylvania "A"            4,999        88,732
Men's Wearhouse Inc. (The)/(1)/                 4,902        88,628
Crossroads Systems Inc./(1)/                   26,560        87,648
7-Eleven Inc./(1)/                              9,078        87,603
Comdisco Inc.                                 147,971        87,303
Titanium Metals Corp./(1)/                     27,227        87,126
American West Holdings Corp. "B"/(1)/          46,861        86,693
Mestek Inc./(1)/                                3,723        86,560
Orbital Sciences Corp./(1)/                    47,180        85,868
DRS Technologies Inc./(1)/                      2,469        85,798
Catalytica Energy Systems Inc./(1)/            11,195        85,754
Magna Entertainment Corp. "A"/(1)/             14,120        85,567
Global Imaging Systems Inc./(1)/                4,830        84,477
Genuity Inc./(1)/                              53,706        84,318
Spiegel Inc. "A"                               11,823        83,352
ITXC Corp./(1)/                                32,637        83,224
InterMune Inc./(1)/                             2,166        82,850
Mesaba Holdings Inc./(1)/                      13,788        81,349
Covenant Transport Inc. "A"/(1)/                8,579        80,643
Intermagnetics General Corp./(1)/               3,458        80,433
Perini Corp./(1)/                              12,355        80,308
Maxwell Technologies Inc./(1)/                 12,348        80,262
IGEN International Inc./(1)(2)/                 2,910        80,083
SLI Inc.                                       30,888        80,000
SBS Technologies Inc./(1)/                      7,141        79,694
CommScope Inc./(1)/                             4,443        79,396
Photronics Inc./(1)/                            4,297        79,280
HotJobs.com Ltd./(1)/                          13,130        78,386
Liqui-Box Corp.                                 1,874        77,303
BMC Industries Inc.                            37,535        76,571
Fred's Inc.                                     2,915        76,373
Medallion Financial Corp.                       9,222        76,082
Value Line Inc.                                 1,984        75,987
Value City Department Stores Inc./(1)/         21,982        75,618
Chiles Offshore Inc./(1)/                       3,741        75,568
Xanser Corp./(1)/                              40,811        75,500
Castle (A.M.) & Co.                             9,062        75,215
Stein Mart Inc./(1)/                            9,171        75,202
SJNB Financial Corp.                            1,798        75,084
Kendle International Inc./(1)/                  3,753        74,084
NYMAGIC Inc.                                    4,611        74,007
Texas Regional Bancshares "A"                   2,102        71,825
Guess ? Inc./(1)(2)/                           11,070        71,402
Consolidated Freightways Corp./(1)/            23,514        71,247
Acclaim Entertainment Inc./(1)/                26,251        70,353
Salton Inc./(1)(2)/                             8,181        70,029
Net2Phone Inc./(1)/                            23,086        69,951
Datascope Corp.                                 1,796        69,649
General Communication Inc. "A"/(1)/             5,753        69,611
Sitel Corp./(1)/                               77,964        69,388
Cooper Companies Inc.                           1,476        69,224
Register.com/(1)/                               6,859        68,041
Resortquest International Inc./(1)/            22,440        67,320
Finova Group Inc./(1)/                         59,430        66,562
KCS Energy Inc./(1)/                           18,855        66,558
CorVel Corp./(1)/                               2,527        66,460
RailAmerica Inc./(1)/                           5,308        66,350
ANADIGICS Inc./(1)/                             5,421        66,136
Urban Outfitters Inc./(1)/                      5,831        65,307
CCBT Financial Companies Inc.                   2,561        64,076
Websense Inc./(1)/                              5,811        63,340
ZixIt Corp./(1)(2)/                            12,916        62,255
Anaren Microwave Inc./(1)/                      3,795        62,048
EEX Corp./(1)/                                 43,581        61,013
Newpark Resources Inc./(1)/                     9,037        61,000
Federal-Mogul Corp.                            93,818        60,982
MEMC Electronics Materials Inc./(1)/           57,232        60,094
Fairchild Corp. (The) "A"/(1)/                 17,635        59,959
Sunrise Telecom Inc./(1)/                      12,005        59,905
Natures Sunshine Products Inc.                  5,216        59,723
Cohu Inc.                                       3,860        57,746
AmeriPath Inc./(1)/                             2,190        57,509

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  page 136                                                              i|Shares
iShares Russell 2000 Value Index Fund
Schedule of Investments (continued)
September 30, 2001 (Unaudited)

Security                                       Shares         Value
-------------------------------------------------------------------

COMMON STOCKS (continued)
-------------------------------------------------------------------
Energy Partners Ltd./(1)/                       8,226  $     57,417
Westpoint Stevens Inc.                         32,437        57,413
New Century Financial Corp./(1)(2)/             5,843        57,261
Remington Oil & Gas Corp./(1)/                  4,316        56,496
Selectica Inc./(1)/                            23,527        56,465
Boston Beer Co Inc. "A"/(1)/                    4,757        55,942
Specialty Laboratories Inc./(1)/                2,026        55,715
Regent Communications Inc./(1)/                 9,190        55,324
OSCA Inc./(1)/                                  3,562        55,211
Wilsons The Leather Experts Inc./(1)/           6,047        54,665
Tetra Technologies Inc./(1)/                    3,117        54,298
Key3Media Group Inc./(1)/                      13,579        53,773
PRI Automation Inc./(1)/                        5,332        53,427
American Realty Investors Inc./(1)/             4,816        53,361
CompX International Inc.                        5,086        53,149
SureBeam Corporation "A"/(1)(2)/                6,364        52,821
Boston Communications Group Inc./(1)/           4,675        52,360
Intergraph Corp./(1)/                           5,689        50,917
Holly Corp.                                     2,777        50,208
Interland Inc./(1)/                            47,732        50,119
Student Loan Corp.                                708        49,914
Ocular Sciences Inc./(1)/                       2,463        49,876
Turnstone Systems Inc./(1)(2)/                 16,523        49,569
Tremont Corp.                                   1,798        49,445
Hickory Tech Corp.                              2,999        48,884
Caminus Corp./(1)/                              3,285        48,224
National Beverage Corp./(1)/                    4,764        47,640
BE Aerospace Inc./(1)/                          6,249        47,492
Centennial Bancorp                              6,097        45,971
Walter Industries Inc.                          5,112        45,752
AT&T Latin America Corp./(1)/                  25,916        45,612
VA Linux Systems Inc./(1)/                     43,384        45,553
C&D Technologies Inc.                           2,450        45,080
Middlesex Water Co.                             1,360        44,880
Lightpath Technologies Inc. "A"/(1)/           25,067        44,619
Oglebay Norton Co.                              2,997        44,056
Allscripts Healthcare Solutions Inc./(1)/      10,409        43,718
IDX Systems Corp./(1)/                          4,209        43,142
Great Southern Bancorp Inc.                     1,610        42,681
Centennial Cellular Corp. "A"/(1)/              4,724        42,516
America Online Latin
  America Inc. "A"/(1)(2)/                     12,819        42,175
TiVo Inc./(1)(2)/                              12,576        41,752
H Power Corp./(1)/                             13,293        41,474
Adelphia Business Solutions Inc./(1)/          38,710        41,033
Maui Land & Pineapple Co./(1)/                  2,040        40,800
Arden Group Inc. "A"/(1)/                         910        40,622
Meritage Corp./(1)/                             1,093        40,441
Cygnus Inc./(1)(2)/                             7,148        39,814
Agile Software Corp./(1)/                       4,355        39,587
Uniroyal Technology Corp./(1)/                 12,484        39,200
American Management Systems Inc./(1)/           3,254        39,081
Amtran Inc./(1)/                                4,446        38,236
OTG Software Inc./(1)/                          6,887        38,223
NATCO Group Inc. "A"/(1)/                       4,961        38,100
Simpson Manufacturing Co. Inc./(1)/               717        38,001
Covansys Corporation/(1)/                       4,343        37,958
Western Gas Resources Inc.                      1,446        37,639
Mastec Inc./(1)/                                7,274        37,097
NMS Communications Corp./(1)(2)/               23,454        36,588
Liberty Livewire Corporation "A"/(1)/           5,322        35,817
Sorrento Networks Corp./(1)(2)/                17,688        35,376
Oil States International Inc./(1)/              5,326        35,152
New Horizons Worldwide Inc./(1)/                3,047        35,112
MEEMIC Holdings Inc./(1)/                       1,480        35,106
Newmark Homes Corp.                             3,226        35,099
Callon Petroleum Corp./(1)/                     5,102        34,694
First Banks America Inc./(1)/                   1,122        34,389
Peco II Inc./(1)/                               7,108        34,118
Act Manufacturing Inc./(1)(2)/                  7,641        33,926
Valuevision International Inc. "A"/(1)/         2,629        33,914
Witness Systems Inc./(1)/                       4,136        33,708
Tennant Co.                                       963        33,705
National Golf Properties Inc.                   2,074        33,288
Polaroid Corp.                                 63,134        32,830
Oak Technology Inc./(1)/                        4,130        32,214
Conestoga Enterprises Inc.                      1,396        32,038
Priceline.com Inc./(1)/                         8,435        31,969
Millennium Cell Inc./(1)/                       8,538        31,932
Artisan Components Inc./(1)/                    3,946        31,252
SignalSoft Corp./(1)/                           7,890        31,006
Berry Petroleum Co. "A"                         2,004        30,962
Pemstar Inc./(1)/                               2,679        30,809
Exelixis Inc./(1)/                              2,669        30,587
Asyst Technologies Inc./(1)/                    3,291        29,784
DuPont Photomasks Inc./(1)/                     1,061        29,475
Revlon Inc. "A"/(1)(2)/                         5,501        28,880
Proxim Inc./(1)/                                2,953        28,792
Infogrames Inc./(1)/                            8,434        28,676
I-many Inc./(1)/                               12,349        28,650
Mesa Air Group Inc./(1)(2)/                     8,787        28,646
NEON Communications Inc./(1)(2)/               10,367        28,406

--------------------------------------------------------------------------------
iShares Schedules of Investments                                        page 137
iShares Russell 2000 Value Index Fund
Schedule of Investments (continued)
September 30, 2001 (Unaudited)


Security                                       Shares         Value
-------------------------------------------------------------------

COMMON STOCKS (continued)
-------------------------------------------------------------------
Rayovac Corp./(1)/                              1,846  $     28,152
Trikon Technologies Inc./(1)/                   3,286        27,734
Tanox Inc./(1)/                                 1,851        27,339
Heidrick & Struggles International Inc./(1)/    1,908        27,227
Beacon Power Corporation/(1)/                  17,567        26,702
Citizens Inc./(1)/                              2,615        26,516
Copper Mountain Networks Inc./(1)/             32,818        26,254
Midway Games Inc./(1)(2)/                       2,168        26,254
Gulf Island Fabrication Inc./(1)/               3,075        26,199
Engineered Support Systems Inc.                   543        25,575
Embarcadero Technologies Inc./(1)(2)/           3,197        25,160
Wet Seal Inc. "A"/(1)/                          1,364        25,111
FileNET Corp./(1)/                              2,473        24,903
Network Plus Corp./(1)/                        24,517        24,762
Merix Corp./(1)/                                1,734        24,363
Puma Technology Inc./(1)/                      17,902        24,168
Divine Inc. "A"/(1)/                           38,091        23,605
Wackenhut Corrections Corp./(1)/                1,752        23,477
WJ Communications Inc./(1)/                     6,088        23,134
Southwestern Energy Company/(1)/                1,952        23,131
ITC DeltaCom Inc./(1)/                         19,272        23,126
Simpex Solutions Inc./(1)/                      1,523        23,028
Quiksilver Inc./(1)/                            1,863        23,008
Donna Karan International Inc./(1)/             2,247        22,695
Choice One Communications Inc./(1)(2)/         13,874        22,615
UnitedGlobalCom Inc. "A"/(1)(2)/                9,745        22,608
EXE Technologies Inc./(1)/                     11,009        22,458
City Bank                                         918        22,454
Hayes Lemmerz International Inc./(1)/          21,877        21,877
Cato Corp. "A"                                  1,422        21,273
Synplicity Inc./(1)/                            3,684        20,630
Atwood Oceanics Inc./(1)/                         790        20,540
Equity One Inc./(2)/                            1,750        20,475
Tuesday Morning Corp./(1)/                      2,225        20,426
Wireless Facilities Inc./(1)/                   4,513        20,173
ANC Rental Corp./(1)/                          38,174        19,850
Lexicon Genetics Inc./(1)/                      2,611        19,844
Richardson Electronics Ltd.                     2,377        19,634
iBasis Inc./(1)/                               45,955        19,301
CoStar Group Inc./(1)/                          1,071        19,246
NN Inc.                                         2,202        19,201
United Natural Foods Inc./(1)/                  1,030        18,725
Diversa Corp./(1)/                              1,973        18,546
American Superconductor Corp./(1)/              1,985        18,540
Support.com Inc./(1)/                           7,680        18,432
Lexar Media Inc./(1)/                          18,414        18,414
CoorsTek Inc./(1)/                                719        17,968
Avant! Corp./(1)/                               6,019        17,816
Kana Communications Inc./(1)/                  49,356        17,768
Integral Systems Inc./(1)/                        982        17,715
Lindsay Manufacturing Co.                         973        17,271
On Command Corp./(1)/                           7,667        16,791
Midwest Banc Holdings Inc.                        782        16,719
MicroFinancial Inc.                             1,200        16,500
Vans Inc./(1)/                                  1,401        16,097
ACLARA BioSciences Inc./(1)/                    2,821        15,854
ATP Oil & Gas Corp./(1)/                        2,259        15,700
Vastera Inc./(1)/                               1,372        15,366
Arena Pharmaceuticals Inc./(1)/                 1,376        15,136
VerticalNet Inc./(1)/                          41,863        15,071
Century Aluminum Company                        1,880        15,059
deCODE genetics Inc./(1)/                       2,400        14,808
Versicor Inc./(1)/                              1,093        14,646
Extensity Inc./(1)/                             5,209        14,585
Dyax Corp./(1)/                                 1,513        14,555
Engage Technologies Inc./(1)/                  60,518        14,524
Antigenics Inc./(1)(2)/                         1,128        14,382
Duraswitch Industries Inc./(1)/                 1,408        14,136
X-Rite Inc.                                     1,752        13,841
Organogenesis Inc./(1)/                         2,339        13,683
August Technology Corp./(1)/                    1,665        13,653
3DO Co. (The)/(1)/                              6,596        13,522
Cosine Communications Inc./(1)/                35,659        13,194
Pinnacle Holdings Inc./(1)/                    33,169        12,936
UAXS Global Holdings Inc./(1)/                 17,475        12,932
Luminent Inc./(1)/                              6,335        12,670
PLX Technology Inc./(1)/                        2,195        11,348
Sequenom Inc./(1)/                              1,499        10,493
Rigel Pharmaceuticals Inc./(1)/                 2,063        10,315
CacheFlow Inc./(1)/                             6,858        10,287
Loudcloud Inc./(1)/                             8,755         9,806
Flow International Corp./(1)/                   1,012         9,796
Liberty Digital Inc. "A"/(1)/                   2,382         9,552
Applied Molecular Evolution Inc./(1)/           1,290         9,533
Genzyme Corp. - Molecular Oncology/(1)/         1,197         9,277
Red Hat Inc./(1)/                               2,600         9,100
Telik Inc./(1)/                                 1,384         8,996
Curis Inc./(1)/                                 2,486         8,701
ON Semiconductor Corp./(1)/                     4,703         8,701
Paradigm Genetics Inc./(1)/                     1,378         8,613
World Acceptance Corp./(1)/                     1,139         7,973
Peregrine Pharmaceuticals/(1)/                  7,838         7,760

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  page 138                                                            i|Shares
iShares Russell 2000 Value Index Fund
Schedule of Investments (continued)
September 30, 2001 (Unaudited)

Security                                       Shares         Value
-------------------------------------------------------------------

COMMON STOCKS (continued)
-------------------------------------------------------------------
USinternetworking Inc./(1)/                    28,416  $      7,672
Carrier Access Corp./(1)/                       2,787         7,497
Concord Camera Corp./(1)/                       1,700         7,446
Transgenomic Inc./(1)/                            941         7,105
StarMedia Network Inc./(1)/                    42,968         6,875
Insmed Incorporated/(1)/                        2,508         6,721
Orchid Biosciences Inc./(1)/                    3,022         6,618
Deltagen Inc./(1)/                                867         6,130
Sangamo BioSciences Inc./(1)/                     779         5,835
Kosan Biosciences Inc./(1)/                     1,094         5,798
Harvard Bioscience Inc./(1)/                      548         5,480
Coldwater Creek Inc./(1)/                         291         5,325
Genaissance Pharmaceuticals Inc./(1)/           1,350         5,252
Ventiv Health Inc./(1)/                         1,246         5,059
Align Technology Inc./(1)(2)/                   2,273         4,955
Alliance Fiber Optic Products Inc./(1)/         6,002         4,862
Datastream Systems Inc./(1)/                    1,569         4,707
Optical Communication Products Inc./(1)/        1,973         4,577
Novatel Wireless Inc./(1)/                     11,067         4,316
Ciphergen Biosystems Inc./(1)/                  1,241         3,785
Large Scale Biology Corp./(1)/                    946         3,500
3 Dimensional Pharmaceuticals Inc./(1)/           504         3,452
EXACT Sciences Corp./(1)(2)/                      333         3,084
OmniSky Corp./(1)/                             11,474         2,869
GenStar Therapeutics Corp./(1)/                   906         2,546
Seattle Genetics Inc./(1)/                        492         2,460
IMPSAT Fiber Networks Inc./(1)/                 9,305         1,861
Frontline Capital Group Inc./(1)/              19,994         1,799
Charter One Financial Inc.                          1            19
-------------------------------------------------------------------
TOTAL COMMON STOCKS
(Cost: $548,640,293)                                    502,910,510
-------------------------------------------------------------------

SHORT TERM INSTRUMENTS - 6.50%
-------------------------------------------------------------------
Dreyfus Money Market Fund/(3)/            $15,789,435  $ 15,789,435
Goldman Sachs Financial Square Prime
  Obligation Fund/(3)/                      1,929,265     1,929,265
Providian Temp Cash Money Market Fund/(3)/ 15,041,693    15,041,693
-------------------------------------------------------------------
TOTAL SHORT TERM INSTRUMENTS
(Cost: $32,760,393)                                      32,760,393
-------------------------------------------------------------------

REPURCHASE AGREEMENT - 0.06%
-------------------------------------------------------------------
Investors Bank & Trust Tri-Party
   Repurchase Agreement, dated 09/28/01,
   due 10/01/01, with a maturity value of
   $308,982 and an effective yield of
   2.90%.                                     308,907       308,907
-------------------------------------------------------------------
TOTAL REPURCHASE AGREEMENT
(Cost: $308,907)                                            308,907
-------------------------------------------------------------------
TOTAL INVESTMENTS IN SECURITIES -- 106.31%
(Cost $581,709,593)                                     535,979,810
-------------------------------------------------------------------
Other Assets, Less Liabilities -- (6.31%)               (31,800,073)
-------------------------------------------------------------------
NET ASSETS -- 100.00%                                  $504,179,737
===================================================================

 (1)  Non-income earning securities.
 (2)  Denotes all or part of security on loan. See Note 5.
 (3) Represents investment of collateral received from securities lending transactions. See Note 5.

See notes to financial statements.

--------------------------------------------------------------------------------
iShares Schedules of Investments                                       page 139
iShares Russell 1000 Index Fund
Schedule of Investments
September 30, 2001 (Unaudited)

Security                                      Shares         Value
------------------------------------------------------------------

COMMON STOCKS - 99.85%
------------------------------------------------------------------
General Electric Co.                         226,089  $  8,410,511
Exxon Mobil Corp.                            157,013     6,186,312
Pfizer Inc.                                  143,671     5,761,207
Microsoft Corp./(1)/                          99,422     5,087,424
Citigroup Inc.                               118,715     4,807,957
American International Group Inc.             52,468     4,092,504
Johnson & Johnson                             69,251     3,836,505
International Business Machines Corp.         39,577     3,652,957
SBC Communications Inc.                       76,504     3,604,868
Merck & Co. Inc.                              52,138     3,472,391
Verizon Communications Inc.                   61,678     3,337,397
AOL Time Warner Inc./(1)/                     97,184     3,216,790
Intel Corp.                                  153,109     3,129,548
Wal-Mart Stores Inc.                          63,202     3,128,499
Bristol-Myers Squibb Co.                      44,131     2,451,918
Philip Morris Companies Inc.                  49,757     2,402,766
Coca-Cola Co.                                 47,916     2,244,865
Procter & Gamble Co.                          29,565     2,152,036
Bank of America Corp.                         36,549     2,134,462
Home Depot Inc.                               53,210     2,041,668
Cisco Systems Inc./(1)/                      166,539     2,028,445
PepsiCo Inc.                                  40,401     1,959,449
Fannie Mae                                    23,276     1,863,477
Abbott Laboratories                           35,365     1,833,675
BellSouth Corp.                               42,724     1,775,182
Lilly (Eli) and Company                       21,815     1,760,471
American Home Products Corp.                  30,055     1,750,704
Wells Fargo & Company                         39,018     1,734,350
AT&T Corp.                                    80,394     1,551,604
JP Morgan Chase & Co.                         45,250     1,545,288
Amgen Inc./(1)/                               23,907     1,405,014
Schering-Plough Corp.                         33,367     1,237,916
Chevron Corp.                                 14,605     1,237,774
Pharmacia Corporation                         29,686     1,204,064
Oracle Corp./(1)/                             95,526     1,201,717
Medtronic Inc.                                27,607     1,200,905
Morgan Stanley Dean Witter & Co.              25,394     1,177,012
Viacom Inc. "B"/(1)/                          30,400     1,048,800
Freddie Mac                                   15,831     1,029,015
WorldCom Inc./(1)/                            67,303     1,012,237
U.S. Bancorp                                  44,779       993,198
Texas Instruments Inc.                        39,527       987,384
Wachovia Corp.                                31,519       977,089
Dell Computer Corp./(1)/                      51,348       951,478
FleetBoston Financial Corp.                   24,775       910,481
Du Pont (E.I.) de Nemours                     23,739       890,687
Walt Disney Co. (The)                         47,679       887,783
Minnesota Mining & Manufacturing Co.           8,956       881,270
American Express Co.                          30,185       877,176
Anheuser-Busch Companies Inc.                 20,212       846,479
Bank One Corp.                                26,651       838,707
QUALCOMM Inc./(1)/                            17,280       821,491
Texaco Inc.                                   12,538       814,970
Walgreen Co.                                  23,149       797,020
McDonald's Corp.                              29,360       796,830
Motorola Inc.                                 50,174       782,714
Merrill Lynch & Co. Inc.                      19,084       774,810
Comcast Corp. "A"/(1)/                        21,489       770,810
Washington Mutual Inc.                        19,986       769,061
Cardinal Health Inc.                          10,216       755,473
Liberty Media Corp. "A"/(1)/                  58,912       748,182
Kimberly-Clark Corp.                          12,033       746,046
Baxter International Inc.                     13,372       736,129
Colgate-Palmolive Co.                         12,614       734,765
AT&T Wireless Services Inc./(1)/              48,232       720,586
Gillette Co.                                  24,092       717,942
Ford Motor Company                            41,282       716,243
Fifth Third Bancorp                           11,167       686,547
Dow Chemical Co.                              20,471       670,630
Automatic Data Processing Inc.                14,183       667,168
Duke Energy Corp.                             17,609       666,501
Target Corp.                                  20,456       649,478
Electronic Data Systems Corp.                 10,705       616,394
Boeing Co.                                    18,318       613,653
Sun Microsystems Inc./(1)/                    74,114       612,923
Allstate Corp.                                16,337       610,187
Alcoa Inc.                                    19,492       604,447
Marsh & McLennan Companies Inc.                6,246       603,988
Household International Inc.                  10,491       591,483
EMC Corp./(1)/                                50,316       591,213
Bank of New York Co. Inc.                     16,737       585,795
Hewlett-Packard Co.                           36,015       579,842
Lowe's Companies Inc.                         17,544       555,268
General Motors Corp. "A"                      12,497       536,121
Applied Materials Inc./(1)/                   18,550       527,562
First Data Corp.                               8,890       517,931
HCA - The Healthcare Company                  11,673       517,231
Qwest Communications International Inc.       30,775       513,943

--------------------------------------------------------------------------------
  page 140                                                             i|Shares
iShares Russell 1000 Index Fund
Schedule of Investments (continued)
September 30, 2001 (Unaudited)

Security                                      Shares         Value
------------------------------------------------------------------

COMMON STOCKS (continued)
------------------------------------------------------------------
United Technologies Corp.                     10,703  $    497,690
MBNA Corp.                                    16,257       492,425
Honeywell International Inc.                  18,447       487,001
El Paso Corp.                                 11,585       481,357
UnitedHealth Group Inc.                        7,207       479,266
Phillips Petroleum Co.                         8,645       466,311
Enron Corp.                                   17,040       463,999
Emerson Electric Co.                           9,728       457,800
Kroger Co./(1)/                               18,266       450,074
Lucent Technologies Inc./(2)/                 77,666       445,026
Tenet Healthcare Corp./(1)/                    7,411       442,066
Clear Channel Communications Inc./(1)/        11,011       437,687
Safeway Inc./(1)/                             10,885       432,352
Sprint Corp. (FON Group)/(2)/                 17,761       426,442
Alltel Corp.                                   7,115       412,314
National City Corp.                           13,702       410,375
General Dynamics Corp.                         4,574       403,976
Sara Lee Corp.                                18,813       400,717
Sysco Corp.                                   15,282       390,302
Sprint Corp. (PCS Group)/(1)(2)/              14,731       387,278
International Paper Co.                       10,977       382,000
Waste Management Inc.                         14,233       380,590
BB&T Corp.                                    10,366       377,841
SunTrust Banks Inc.                            5,662       377,089
PNC Financial Services Group                   6,564       375,789
Southern Co.                                  15,542       372,697
Costco Wholesale Corp./(1)/                   10,246       364,348
Gannett Co. Inc.                               6,015       361,562
Conoco Inc. "B"                               14,195       359,701
Lockheed Martin Corp.                          8,128       355,600
Goldman Sachs Group Inc. (The)                 4,975       354,966
Mellon Financial Corp.                        10,847       350,684
Caterpillar Inc.                               7,806       349,709
State Street Corp.                             7,428       337,974
Heinz (H.J.) Co.                               7,937       334,545
Dominion Resources Inc.                        5,633       334,319
Exelon Corp.                                   7,274       324,420
AFLAC Inc.                                    11,923       321,921
Compaq Computer Corp.                         38,739       321,921
Hartford Financial Services Group Inc.         5,412       317,901
American Electric Power Inc.                   7,325       316,660
Kohls Corp./(1)/                               6,495       311,760
Williams Companies Inc.                       11,408       311,438
Lehman Brothers Holdings Inc.                  5,471       311,026
USA Education Inc./(2)/                        3,651       302,704
Equity Office Properties Trust                 9,385       300,320
CVS Corp.                                      8,896       295,347
General Mills Inc.                             6,474       294,567
Albertson's Inc.                               9,210       293,615
Forest Laboratories Inc. "A"/(1)/              4,026       290,436
Illinois Tool Works Inc.                       5,286       286,025
Schwab (Charles) Corp.                        24,851       285,787
Harley-Davidson Inc.                           6,905       279,653
Concord EFS Inc./(1)(2)/                       5,713       279,651
CIGNA Corp.                                    3,366       279,210
Chubb Corp.                                    3,903       278,713
Hancock (John) Financial Services Inc.         6,901       275,695
Raytheon Co.                                   7,892       274,247
ConAgra Foods Inc.                            12,212       274,159
Omnicom Group Inc.                             4,220       273,878
Anadarko Petroleum Corp./(2)/                  5,696       273,864
United Parcel Service Inc.                     5,216       271,128
TXU Corporation                                5,848       270,879
Computer Associates International Inc.        10,387       267,361
Guidant Corp./(1)/                             6,912       266,112
General Motors Corp. "H"/(1)/                 19,919       265,520
Union Pacific Corp.                            5,647       264,844
McGraw-Hill Companies Inc.                     4,428       257,710
Southwest Airlines Co.                        17,349       257,459
Analog Devices Inc./(1)/                       7,782       254,471
Cendant Corp./(1)(2)/                         19,501       249,613
FedEx Corp./(1)/                               6,765       248,614
McKesson HBOC Inc.                             6,487       245,144
Maxim Integrated Products Inc./(1)/            7,015       245,104
Weyerhaeuser Co.                               4,909       239,117
Burlington Northern Santa Fe Corp.             8,900       238,075
Linear Technology Corp.                        7,221       236,849
Avon Products Inc.                             5,088       235,320
Northern Trust Corp.                           4,482       235,215
KeyCorp                                        9,664       233,289
Micron Technology Inc./(1)/                   12,268       231,006
Sears, Roebuck and Co.                         6,634       229,802
Paychex Inc.                                   7,225       227,660
Comerica Inc.                                  4,048       224,259
AON Corp.                                      5,280       221,760
Baker Hughes Inc.                              7,627       220,802
Xcel Energy Inc.                               7,834       220,527
Capital One Financial Corp.                    4,790       220,484

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iShares Schedule of Investments                                       page 141
iShares Russell 1000 Index Fund
Schedule of Investments (continued)
September 30, 2001 (Unaudited)

Security                                      Shares         Value
------------------------------------------------------------------

COMMON STOCKS (continued)
------------------------------------------------------------------
Halliburton Co.                                9,766  $    220,223
Genentech Inc./(1)/                            4,994       219,736
Becton Dickinson & Co.                         5,872       217,264
Eastman Kodak Co.                              6,611       215,056
FPL Group Inc.                                 3,996       213,986
Masco Corp.                                   10,460       213,802
Pitney Bowes Inc.                              5,584       213,309
Progress Energy Inc.                           4,936       212,199
TJX Companies Inc.                             6,334       208,389
Occidental Petroleum Corp.                     8,483       206,476
Agilent Technologies Inc./(1)/                10,388       203,085
Ralston Purina Group                           6,149       201,687
Genzyme Corp. - General Division/(1)/          4,432       201,301
Public Service Enterprise Group Inc.           4,727       201,134
Deere & Co.                                    5,337       200,725
MetLife Inc./(2)/                              6,737       200,089
SouthTrust Corp.                               7,839       199,659
Air Products & Chemicals Inc.                  5,169       199,420
Allergan Inc.                                  3,006       199,298
Lincoln National Corp.                         4,271       199,157
May Department Stores Co.                      6,799       197,307
Consolidated Edison Inc./(2)/                  4,820       196,270
St. Paul Companies Inc.                        4,745       195,589
VeriSign Inc./(1)(2)/                          4,613       193,285
Progressive Corporation                        1,432       191,745
Corning Inc.                                  21,489       189,533
Dynegy Inc. "A"                                5,444       188,635
USX-Marathon Group Inc.                        7,021       187,812
Northrop Grumman Corp.                         1,857       187,557
Biogen Inc./(1)/                               3,374       187,527
FirstEnergy Corp.                              5,093       183,093
Wrigley (William Jr.) Co.                      3,548       182,012
Cox Communications Inc. "A"/(1)(2)/            4,337       181,070
Unocal Corp.                                   5,534       179,855
Biomet Inc.                                    6,128       179,244
Equity Residential Properties Trust            3,057       178,529
PPG Industries Inc.                            3,825       174,994
Interpublic Group of Companies Inc.            8,531       174,032
MedImmune Inc./(1)/                            4,859       173,126
Best Buy Co. Inc./(1)/                         3,756       170,710
Mirant Corp./(1)/                              7,737       169,440
Golden West Financial Corp.                    2,914       169,303
Xilinx Inc./(1)/                               7,194       169,275
MBIA Inc.                                      3,372       168,600
King Pharmaceuticals Inc./(1)/                 4,006       168,052
IMS Health Inc.                                6,698       167,785
Veritas Software Corp./(1)/                    9,089       167,601
Bed Bath & Beyond Inc./(1)/                    6,575       167,399
Archer-Daniels-Midland Co.                    13,258       166,918
Gap Inc. (The)                                13,812       165,053
Solectron Corp./(1)(2)/                       14,162       164,987
Kellogg Co.                                    5,470       164,100
Burlington Resources Inc.                      4,792       163,934
JDS Uniphase Corp./(1)/                       25,819       163,176
Stryker Corp.                                  3,058       161,768
Block (H & R) Inc.                             4,189       161,528
DTE Energy Co.                                 3,745       161,222
AmerisourceBergen Corp./(1)(2)/                2,244       159,212
Calpine Corp./(1)(2)/                          6,933       158,142
Wellpoint Health Networks Inc./(1)/            1,444       157,613
Reliant Energy Inc.                            5,971       157,157
Entergy Corp.                                  4,379       155,717
Synovus Financial Corp.                        5,596       154,450
Praxair Inc.                                   3,671       154,182
Jefferson-Pilot Corp.                          3,456       153,723
Mattel Inc./(1)/                               9,788       153,280
CSX Corp.                                      4,846       152,649
AmSouth Bancorp                                8,372       151,282
Delphi Automotive Systems Corp.               12,724       149,507
Regions Financial Corp.                        5,173       149,293
Georgia-Pacific Corp.                          5,175       148,988
SunGard Data Systems Inc./(1)/                 6,332       147,979
eBay Inc./(1)(2)/                              3,226       147,589
Boston Scientific Corp./(1)/                   7,164       146,862
Marriott International Inc. "A"                4,379       146,259
Loews Corp.                                    3,142       145,412
Fiserv Inc./(1)/                               4,247       145,247
Clorox Co.                                     3,923       145,151
Healthsouth Corp./(1)/                         8,891       144,568
Charter One Financial Inc.                     5,111       144,232
Norfolk Southern Corp.                         8,752       141,082
Intuit Inc./(1)/                               3,925       140,515
M&T Bank Corp.                                 1,897       140,378
MGIC Investment Corp.                          2,148       140,350
Campbell Soup Co.                              4,983       139,524
New York Times Co. "A"                         3,570       139,337
Dover Corp.                                    4,618       139,048
Hershey Foods Corp.                            2,125       138,911

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

iShares Russell 1000 Index Fund
Schedule of Investments (continued)
September 30, 2001 (Unaudited)

Security                                      Shares         Value
------------------------------------------------------------------

COMMON STOCKS (continued)
------------------------------------------------------------------
Marshall & Ilsley Corp.                        2,447  $    138,720
Staples Inc./(1)/                             10,387       138,355
Altera Corp./(1)/                              8,252       135,168
Tribune Co.                                    4,301       135,051
Franklin Resources Inc.                        3,891       134,901
St. Jude Medical Inc./(1)/                     1,970       134,847
Union Planters Corp.                           3,120       133,848
PG&E Corp.                                     8,797       133,714
KLA-Tencor Corp./(1)(2)/                       4,215       133,110
Moody's Corp.                                  3,597       133,089
Immunex Corp./(1)/                             7,124       133,076
Kerr-McGee Corp.                               2,552       132,474
Watson Pharmaceuticals Inc./(1)/               2,405       131,578
Lexmark International Group Inc. "A"/(1)/      2,941       131,492
Tricon Global Restaurants Inc./(1)/            3,347       131,269
Penney (J.C.) Company Inc.                     5,983       131,028
Newell Rubbermaid Inc./(2)/                    5,762       130,855
Electronic Arts Inc./(1)/                      2,861       130,662
Providian Financial Corp.                      6,462       130,209
Adobe Systems Inc.                             5,429       130,187
Johnson Controls Inc.                          1,985       129,501
Starbucks Corp./(1)(2)/                        8,662       129,410
Cincinnati Financial Corp.                     3,092       128,689
R.J. Reynolds Tobacco Holdings Inc.            2,223       127,022
Xerox Corp.                                   16,295       126,286
IDEC Pharmaceuticals Corp./(1)(2)/             2,530       125,412
Genuine Parts Co.                              3,922       124,955
AES Corp./(1)/                                 9,710       124,482
Apple Computer Inc./(1)/                       7,975       123,692
UNUMProvident Corp.                            4,883       123,296
UST Inc.                                       3,710       123,172
Apache Corp.                                   2,844       122,292
Zimmer Holdings Inc./(1)/                      4,400       122,100
Ingersoll-Rand Co.                             3,597       121,579
Gilead Sciences Inc./(1)/                      2,163       121,496
Computer Sciences Corp./(1)/                   3,658       121,336
National Commerce Financial Corp.              4,646       121,261
Ameren Corp./(2)/                              3,118       119,731
Countrywide Credit Industries Inc.             2,708       118,962
Applera Corp. - Applied Biosystems Group       4,798       117,071
Federated Department Stores Inc./(1)/          4,135       116,607
Sempra Energy                                  4,702       116,375
Rohm & Haas Co. "A"                            3,534       115,774
Health Management Associates Inc. "A"/(1)/     5,574       115,716
Fortune Brands Inc.                            3,453       115,675
EchoStar Communications Corp./(1)/             4,865       113,209
Ambac Financial Group Inc.                     2,066       113,031
Zions Bancorp                                  2,097       112,525
Cinergy Corp.                                  3,614       111,564
Siebel Systems Inc./(1)/                       8,502       110,611
Torchmark Corp.                                2,835       110,565
Telephone & Data Systems Inc.                  1,169       110,237
NiSource Inc.                                  4,700       109,557
North Fork Bancorp                             3,677       109,354
PPL Corp.                                      3,315       108,069
Convergys Corp./(1)/                           3,889       107,920
CenturyTel Inc.                                3,204       107,334
PeopleSoft Inc./(1)/                           5,932       107,013
First Tennessee National Corp.                 2,890       106,930
Waters Corp./(1)/                              2,970       106,237
Cintas Corp.                                   2,627       105,868
Ecolab Inc.                                    2,904       105,502
Newmont Mining Corp.                           4,453       105,091
Avery Dennison Corp.                           2,215       104,792
KeySpan Corp.                                  3,143       104,473
Allegheny Energy Inc.                          2,833       103,971
GPU Inc.                                       2,566       103,564
Nextel Communications Inc. "A"/(1)(2)/        11,919       102,980
Danaher Corp./(2)/                             2,173       102,522
Willamette Industries Inc.                     2,273       102,262
RadioShack Corp.                               4,160       100,880
Amerada Hess Corp.                             1,579       100,266
AutoZone Inc./(1)/                             1,930       100,090
Express Scripts Inc. "A"/(1)/                  1,792        99,456
Starwood Hotels & Resorts Worldwide Inc.       4,513        99,286
Sanmina Corp./(1)/                             7,285        98,930
Huntington Bancshares Inc.                     5,704        98,736
Stilwell Financial Inc.                        5,014        97,773
Edison International                           7,407        97,476
Quest Diagnostics Inc./(1)/                    1,578        97,363
Popular Inc.                                   3,100        96,720
Bear Stearns Companies Inc.                    1,908        95,419
Knight Ridder Inc.                             1,695        94,666
Cadence Design Systems Inc./(1)/               5,651        94,089
Aetna Inc./(1)/                                3,248        93,835
Eaton Corp.                                    1,579        93,493
Kinder Morgan Inc.                             1,896        93,302
Mylan Laboratories Inc.                        2,851        93,000

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iShares Schedule of Investments                                       page 143
iShares Russell 1000 Index Fund
Schedule of Investments (continued)
September 30, 2001 (Unaudited)

Security                                      Shares         Value
------------------------------------------------------------------

COMMON STOCKS (continued)
------------------------------------------------------------------
Family Dollar Stores Inc.                      3,379  $     92,990
Vulcan Materials Co.                           2,143        92,578
Pepsi Bottling Group Inc.                      2,006        92,416
Office Depot Inc./(1)/                         6,789        92,330
LSI Logic Corp./(1)/                           7,834        92,050
Tellabs Inc./(1)/                              9,308        91,963
Textron Inc.                                   2,729        91,722
Parker Hannifin Corp.                          2,654        91,032
Devon Energy Corp.                             2,642        90,885
Constellation Energy Group Inc.                3,725        90,145
Human Genome Sciences Inc./(1)/                2,897        89,546
Molex Inc.                                     3,185        89,530
Millennium Pharmaceuticals Inc./(1)/           4,989        88,605
Novellus Systems Inc./(1)/                     3,094        88,365
Chiron Corp./(1)/                              1,986        88,119
National Semiconductor Corp./(1)/              3,992        88,024
SAFECO Corp.                                   2,901        87,987
Broadcom Corp. "A"/(1)/                        4,330        87,899
Caremark Rx Inc./(1)/                          5,262        87,770
Laboratory Corp. of America Holdings/(1)/      1,085        87,722
Univision Communications Inc./(1)(2)/          3,805        87,325
Leggett & Platt Inc.                           4,468        87,126
Andrx Group/(1)(2)/                            1,335        86,668
Gemstar-TV Guide International Inc./(1)/       4,341        85,561
Citrix Systems Inc./(1)(2)/                    4,250        84,150
TECO Energy Inc.                               3,092        83,793
Apollo Group Inc. "A"/(1)(2)/                  1,973        82,925
Cooper Industries Inc.                         1,991        82,567
TCF Financial Corp.                            1,775        81,757
Cablevision Systems Corp./(1)/                 1,995        81,675
Sabre Holdings Corp./(1)/                      3,044        81,397
Microchip Technology Inc./(1)/                 3,021        80,963
Ultramar Diamond Shamrock Corp.                1,676        80,347
Broadwing Inc./(1)/                            4,966        79,853
Comverse Technology Inc./(1)/                  3,897        79,811
IVAX Corporation/(1)(2)/                       3,589        79,568
Nike Inc. "B"                                  1,693        79,249
BJ's Wholesale Club Inc./(1)/                  1,659        78,985
Invitrogen Corp./(1)(2)/                       1,199        78,846
ITT Industries Inc.                            1,758        78,758
Imclone Systems Inc./(1)(2)/                   1,380        78,039
Teradyne Inc./(1)/                             3,995        77,903
Kmart Corp./(1)/                              11,132        77,813
Estee Lauder Companies Inc. "A"                2,347        77,803
Simon Property Group Inc.                      2,887        77,689
Toys R Us Inc./(1)/                            4,502        77,569
Dime Bancorp Inc.                              1,951        76,713
Ciena Corp./(1)/                               7,435        76,506
Pinnacle West Capital Corp.                    1,925        76,423
Sigma-Aldrich Corp.                            1,690        76,388
Coca-Cola Enterprises Inc.                     4,937        75,734
Compass Bancshares Inc.                        2,909        75,721
Servicemaster Co.                              6,811        75,534
American Standard Companies Inc./(1)/          1,357        74,635
Thermo Electron Corp./(1)/                     4,132        74,583
Limited Inc.                                   7,770        73,815
Delta Air Lines Inc.                           2,797        73,701
Utilicorp United Inc.                          2,622        73,442
Harrah's Entertainment Inc./(1)/               2,701        72,954
International Game Technology Inc./(1)/        1,700        72,250
McCormick & Co. Inc.                           1,573        72,043
Noble Drilling Corp./(1)/                      2,995        71,880
Archstone Communities Trust/(2)/               2,754        71,879
Tiffany & Co.                                  3,312        71,705
Equifax Inc.                                   3,271        71,635
Affiliated Computer Services Inc.
  "A"/(1)(2)/                                    877        71,397
PACCAR Inc.                                    1,448        71,053
Dollar General Corp.                           6,071        71,031
Whirlpool Corp.                                1,281        70,903
Radian Group Inc.                              1,840        70,840
Old Republic International Corp.               2,701        70,793
TRW Inc.                                       2,369        70,644
Cytyc Corp./(1)/(2)                            2,627        70,430
SPX Corp./(1)/(2)                                849        70,382
Robert Half International Inc./(1)/            3,510        70,235
Fluor Corp.                                    1,823        70,185
Nucor Corp.                                    1,766        70,110
Darden Restaurants Inc.                        2,670        70,087
T Rowe Price Group Inc.                        2,388        69,968
DPL Inc.                                       2,875        69,920
American Water Works Inc.                      1,767        69,796
Banknorth Group Inc.                           3,116        69,549
Sealed Air Corp./(1)(2)/                       1,905        69,513
Duke-Weeks Realty Corp.                        2,931        69,435
EOG Resources Inc.                             2,382        68,911
Engelhard Corp.                                2,980        68,838
Public Storage Inc.                            2,056        68,670
Brocade Communications System Inc./(1)/        4,886        68,551

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

iShares Russell 1000 Index Fund
Schedule of Investments (continued)
September 30, 2001 (Unaudited)

Security                                      Shares         Value
------------------------------------------------------------------

COMMON STOCKS (continued)
------------------------------------------------------------------
Apartment Investment & Management
  Co. "A"                                      1,507  $     68,207
AdvancePCS/(1)/                                  949        68,119
Greenpoint Financial Corp.                     1,938        68,024
Yahoo! Inc./(1)/                               7,680        67,661
BMC Software Inc./(1)/                         5,310        67,437
AMR Corp./(1)/                                 3,510        67,181
Stanley Works (The)                            1,828        66,813
DST Systems Inc./(1)/                          1,536        66,432
Georgia-Pacific (Timber Group)                 1,832        66,355
BJ Services Co./(1)/                           3,729        66,339
Sherwin-Williams Co.                           2,985        66,327
Donnelley (R.R.) & Sons Co.                    2,446        66,164
AvalonBay Communities Inc.                     1,385        66,134
BEA Systems Inc./(1)/                          6,887        66,046
Grainger (W.W.) Inc.                           1,699        66,006
Manor Care Inc./(1)/                           2,341        65,782
Bisys Group Inc./(1)(2)/                       1,235        65,480
Rite Aid Corp./(1)(2)/                         8,466        65,358
Jones Apparel Group Inc./(1)/                  2,547        64,923
Gallagher (Arthur J.) & Co.                    1,913        64,755
Intersil Holding Corp./(1)/                    2,318        64,719
Avaya Inc./(1)/                                6,485        64,201
Oxford Health Plans Inc./(1)(2)/               2,254        64,014
Advanced Micro Devices Inc./(1)/               7,851        63,986
Edwards (A.G.) Inc.                            1,817        63,795
NVIDIA Corp./(1)(2)/                           2,322        63,785
Eastman Chemical Co.                           1,752        63,598
Sepracor Inc./(1)(2)/                          1,770        63,543
Ocean Energy Inc.                              3,894        63,472
PMI Group Inc. (The)                           1,014        63,263
Compuware Corp./(1)/                           7,568        63,041
Mercantile Bankshares Corp.                    1,586        62,964
ADC Telecommunications Inc./(1)/              17,936        62,597
Unisys Corp./(1)/                              7,226        62,577
Republic Services Inc. "A"/(1)/                3,855        62,451
Citizen Communications Co./(1)(2)/             6,641        62,425
Scientific-Atlanta Inc.                        3,552        62,338
Mead Corp.                                     2,251        62,308
Sunoco Inc.                                    1,744        62,086
Diebold Inc.                                   1,624        61,874
NCR Corp./(1)/                                 2,084        61,791
Boston Properties Inc.                         1,616        61,618
Atmel Corp./(1)(2)/                            9,213        61,543
Weatherford International Inc./(1)/            2,412        61,530
Kimco Realty Corp./(2)/                        1,267        61,513
Ashland Inc.                                   1,582        60,986
Astoria Financial Corp.                        1,029        60,979
Nabors Industries Inc./(1)/                    2,903        60,876
SCANA Corp.                                    2,382        60,455
Jabil Circuit Inc./(1)(2)/                     3,374        60,395
Northeast Utilities                            3,224        60,386
CMS Energy Corp.                               3,016        60,320
Vornado Realty Trust                           1,508        59,868
Prologis Trust                                 2,821        59,523
ChoicePoint Inc./(1)/                          1,425        59,337
Hilton Hotels Corp.                            7,529        59,103
Murphy Oil Corp.                                 815        58,973
Hibernia Corp. "A"                             3,606        58,958
VF Corp.                                       2,011        58,862
First Health Group Corp./(1)/                  2,001        58,789
Fidelity National Financial Inc.               2,159        58,056
SUPERVALU Inc.                                 2,868        58,020
Symantec Corp./(1)/                            1,672        57,968
Niagara Mohawk Holdings Inc./(1)/              3,405        57,783
Goodyear Tire & Rubber Co.                     3,129        57,667
Legg Mason Inc.                                1,448        57,572
Millipore Corp.                                1,086        57,493
Apogent Technologies Inc./(1)/                 2,402        57,408
SCI Systems Inc./(1)/                          3,186        57,348
Black & Decker Corp.                           1,836        57,283
Triad Hospitals Inc./(1)/                      1,617        57,242
PerkinElmer Inc.                               2,177        57,124
Cabot Corp.                                    1,426        56,897
Wisconsin Energy Corp.                         2,512        56,520
Agere Systems Inc./(1)/                       13,632        56,300
Beckman Coulter Inc.                           1,269        56,153
Lincare Holdings Inc./(1)/                     2,113        56,142
Alliant Energy Corp./(2)/                      1,792        56,090
Bard (C.R.) Inc.                               1,088        55,934
Homestake Mining Company                       5,986        55,670
Wendy's International Inc.                     2,087        55,619
Juniper Networks Inc./(1)/                     5,712        55,406
Synopsys Inc./(1)/                             1,381        55,392
Hillenbrand Industries Inc.                    1,025        55,319
Symbol Technologies Inc.                       5,175        54,286
Newport News Shipbuilding Inc.                   805        54,096
Fox Entertainment Group Inc. "A"/(1)/          2,827        53,996

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iShares Schedule of Investments                                       page 145
iShares Russell 1000 Index Fund
Schedule Of Investments (continued)
September 30, 2001 (Unaudited)

Security                                      Shares         Value
------------------------------------------------------------------

COMMON STOCKS (continued)
------------------------------------------------------------------
Allmerica Financial Corp.                      1,200     $  53,820
Commerce Bancshares Inc.                       1,428        53,721
Brown-Forman Corp. "B"                           849        53,640
Brinker International Inc./(1)/                2,264        53,476
Federated Investors Inc. "B"                   1,806        53,458
Circuit City Stores Inc.                       4,453        53,436
American Tower Corp./(1)/(2)                   3,847        53,435
Energy East Corp.                              2,657        53,432
Trigon Healthcare Inc./(1)/                      814        53,317
Sovereign Bancorp Inc.                         5,610        53,295
AmeriCredit Corp./(1)/(2)                      1,685        53,280
Ross Stores Inc.                               1,820        53,235
Deluxe Corp.                                   1,536        53,053
Global Marine Inc./(1)/                        3,775        52,850
Valley National Bancorp                        1,776        52,836
Dana Corp.(2)                                  3,361        52,432
TMP Worldwide Inc./(1)/(2)                     1,844        52,351
Pactiv Corp./(1)/                              3,611        52,323
Heller Financial Inc. "A"                        988        52,137
Rockwell International Corp.                   3,551        52,129
Smurfit-Stone Container Corp./(1)/             3,910        51,729
Expeditors International Washington Inc.       1,088        51,517
Universal Health Services Inc. "B"/(1)/        1,050        51,240
AutoNation Inc./(1)/                           5,821        51,167
Dun & Bradstreet Corp./(1)/                    1,822        51,016
Associated Bancorp                             1,504        50,971
Sonoco Products Co.                            2,168        50,948
Cephalon Inc./(1)(2)/                          1,019        50,828
Westvaco Corp.                                 1,968        50,578
IBP Inc.                                       2,137        50,540
SEI Investment Co.                             1,579        50,528
Golden State Bancorp Inc.                      1,661        50,494
NSTAR                                          1,205        50,490
Rockwell Collins                               3,551        50,424
Temple-Inland Inc.                             1,061        50,387
First Virginia Banks Inc.                      1,099        50,334
ICOS Corp./(1)(2)/                             1,022        50,293
International Flavors & Fragrances Inc.        1,812        50,174
Vishay Intertechnology Inc./(1)/               2,726        50,158
Pall Corp.                                     2,574        50,064
Potomac Electric Power Co.                     2,274        49,937
RF Micro Devices Inc./(1)(2)/                  2,987        49,584
Smithfield Foods Inc./(1)/                     2,350        49,468
Varian Medical Systems Inc./(1)/                 768        49,267
Phelps Dodge Corp.                             1,786        49,115
Openwave Systems Inc./(1)/                     3,841        48,973
ICN Pharmaceuticals Inc.                       1,850        48,748
iStar Financial Inc.                           1,969        48,634
Enzon Inc./(1)(2)/                               953        48,603
Avnet Inc.                                     2,667        48,513
Peregrine Systems Inc./(1)/                    3,838        48,474
ALLETE                                         1,888        48,408
Venator Group Inc./(1)/                        3,172        48,373
Valero Energy Corp./(2)/                       1,377        48,333
Conseco Inc./(1)(2)/                           6,640        48,206
Lam Research Corp./(1)/                        2,835        48,053
Integrated Device Technology Inc./(1)/         2,388        48,047
Dentsply International Inc.                    1,043        47,915
Dow Jones & Co. Inc.                           1,054        47,883
Allied Capital Corp.                           2,104        47,866
Harris Corp.                                   1,498        47,666
Conexant Systems Inc./(1)/                     5,736        47,609
Liberty Property Trust                         1,658        47,568
Conectiv Inc.                                  2,014        47,329
USA Networks Inc./(1)/                         2,630        47,287
Bowater Inc.                                   1,072        47,189
Arrow Electronics Inc./(1)(2)/                 2,249        46,914
Protein Design Labs Inc./(1)(2)/                 992        46,852
DeVry Inc./(1)/                                1,294        46,455
Centex Corp.                                   1,377        46,446
Western Wireless Corp. "A"/(1)/                1,371        46,312
Humana Inc./(1)/                               3,840        46,310
Polycom Inc./(1)(2)/                           1,900        46,303
ENSCO International Inc.                       3,133        45,804
Health Care Property Investors Inc.            1,188        45,679
Manpower Inc.                                  1,728        45,498
Applied Micro Circuits Corp./(1)/              6,497        45,414
Hasbro Inc.                                    3,231        45,234
Celgene Corp./(1)/                             1,709        45,169
Liz Claiborne Inc.                             1,195        45,052
Bemis Co.                                      1,130        45,030
Network Appliance Inc./(1)/                    6,610        44,948
Park Place Entertainment Corp./(1)/            6,105        44,750
L-3 Communications Holdings Inc./(1)(2)/         505        44,162
Tech Data Corp./(1)/                           1,154        43,737
Equitable Resources Inc.                       1,457        43,725
CSG Systems International Inc./(1)/            1,064        43,624
Commerce Bancorp Inc.                            640        43,520

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

iShares Russell 1000 Index Fund
Schedule Of Investments (continued)
September 30, 2001 (Unaudited)

Security                                      Shares         Value
------------------------------------------------------------------

COMMON STOCKS (continued)
------------------------------------------------------------------
American Power Conversion Corp./(1)/           3,712    $   43,356
Crescent Real Estate Equities Co.              2,020        43,329
CH Robinson Worldwide Inc.                     1,489        43,121
Martin Marietta Materials Inc.                 1,100        43,021
Neuberger Berman Inc.                          1,230        42,902
Pacific Century Financial Corp.                1,835        42,884
Readers Digest Association Inc. (The) "A"      2,329        42,830
Maytag Corp.                                   1,734        42,726
Lennar Corp.                                   1,184        42,671
Goodrich (B.F.) Co.                            2,181        42,486
Scripps (E.W.) Company                           697        42,454
Puget Energy Inc.                              1,968        42,292
Waddell & Reed Financial Inc. "A"              1,623        42,198
Ceridian Corp./(1)/                            2,907        42,151
Fulton Financial Corp.                         1,873        41,862
FirstMerit Corp.                               1,779        41,753
Investors Financial Services Corp.               724        41,731
National Fuel Gas Co.                          1,806        41,592
Washington Post Company (The) "B"                 80        41,584
Dollar Tree Stores Inc./(1)/                   2,216        41,550
Protective Life Corp.                          1,432        41,528
Eaton Vance Corp.                              1,324        41,507
General Growth Properties Inc.                 1,192        41,446
Smith International Inc./(1)/                  1,133        41,241
Patterson Dental Co./(1)/                      1,117        41,173
Omnicare Inc.                                  1,873        40,888
Outback Steakhouse Inc./(1)/                   1,593        40,797
WorldCom Inc. - MCI Group/(2)/                 2,674        40,725
Lamar Advertising Co./(1)/                     1,341        40,659
UnionBanCal Corporation                        1,200        40,608
Gentex Corp./(1)/                              1,698        40,565
Certegy Inc./(1)(2)/                           1,555        40,368
Unitrin Inc.                                   1,056        40,360
Network Associates Inc./(1)(2)/                3,122        40,243
CarrAmerica Realty Corp.                       1,343        40,236
Investment Technology Group Inc./(1)/            725        40,230
Transatlantic Holdings Inc.                      476        40,203
Hormel Foods Corp.                             1,695        40,036
QLogic Corp./(1)(2)/                           2,101        39,919
NICOR Inc.                                     1,029        39,874
Abgenix Inc./(1)/                              1,755        39,838
Noble Affiliates Inc.                          1,285        39,822
Health Net Inc./(1)/                           2,071        39,805
BancWest Corporation                           1,138       39,750
Rational Software Corp./(1)/                   4,582        39,680
Service Corp. International/(1)(2)/            6,586        39,648
Semtech Corp./(1)/                             1,395        39,590
Catellus Development Corp./(1)/                2,252        39,365
Cypress Semiconductor Corp./(1)(2)/            2,648        39,349
Autodesk Inc.                                  1,223        39,209
AMB Property Corp.                             1,595        39,077
DaVita Inc./(1)/                               1,916        38,991
Crown Castle International Corp./(1)/          4,332        38,988
Allied Waste Industries Inc./(1)/              3,055        38,951
Valassis Communications Inc./(1)/              1,217        38,834
International Rectifier Corp./(1)(2)/          1,425        38,803
OGE Energy Corp./(2)/                          1,770        38,710
Cooper Cameron Corp./(1)/                      1,177        38,606
PMC - Sierra Inc./(1)(2)/                      3,740        38,410
Roslyn Bancorp Inc.                            2,075        38,408
Barnes & Noble Inc./(1)(2)/                    1,063        38,374
Navistar International Corp./(1)/              1,351        38,166
Visteon Corp.                                  2,968        37,842
City National Corp.                              872        37,627
Valspar Corp.                                  1,125        37,620
Fastenal Co./(2)/                                658        37,493
XTO Energy Inc.                                2,663        37,149
Sky Financial Group Inc.                       1,866        37,133
E*trade Group Inc./(1)(2)/                     6,115        36,996
Webster Financial Corp.                        1,122        36,981
Abercrombie & Fitch Co. "A"/(1)/               2,094        36,833
MONY Group Inc.                                1,112        36,829
Lear Corp./(1)/                                1,363        36,828
Kansas City Power & Light Co./(2)/             1,410        36,787
Host Marriott Corp.                            5,200        36,660
Viad Corp.                                     1,904        36,519
Lubrizol Corp.                                 1,154        36,466
Quintiles Transnational Corp./(1)/             2,484        36,266
Fairchild Semiconductor Corp. "A"/(1)/         2,259        36,257
ResMed Inc./(1)(2)/                              713        36,220
Wilmington Trust Corp.                           655        36,156
MDU Resources Group Inc.                       1,543        36,060
CDW Computer Centers Inc./(1)/                   985        35,637
Old National Bancorp                           1,349        35,074
Iron Mountain Inc./(1)/                          846        35,067
Westwood One Inc./(1)/                         1,576        35,066
Borders Group Inc./(1)/                        1,829        35,025
Autoliv Inc.                                   2,224        35,006

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iShares Schedule of Investments                                         page 147
iShares Russell 1000 Index Fund
Schedule Of Investments (continued)
September 30, 2001 (Unaudited)

Security                                      Shares         Value
------------------------------------------------------------------

COMMON STOCKS (continued)
------------------------------------------------------------------
Adelphia Communications Corp. "A"/(1)(2)/      1,573     $  34,921
Questar Corp.                                  1,727        34,851
Hispanic Broadcasting Corp./(1)/               2,164        34,840
Tektronix Inc./(1)/                            1,987        34,753
Medicis Pharmaceutical Corp. "A"/(1)/            695        34,736
Whole Foods Market Inc./(1)(2)/                1,105        34,708
Energizer Holdings Inc./(1)/                   2,084        34,636
Hanover Compressor Co./(1)(2)/                 1,600        34,624
Bausch & Lomb Inc.                             1,217        34,441
Nordstrom Inc.                                 2,383        34,434
Vectren Corporation                            1,537        34,413
Hospitality Properties Trust                   1,423        34,266
Tidewater Inc.                                 1,275        34,030
New Plan Excel Realty Trust                    1,984        33,926
Barr Laboratories Inc./(1)(2)/                   429        33,917
Galileo International Inc.                     1,626        33,756
Applera Corp. - Celera Genomics Group/(1)/     1,393        33,571
Herman Miller Inc.                             1,724        33,566
Vitesse Semiconductor Corp./(1)(2)/            4,328        33,542
Arden Realty Inc.                              1,311        33,522
Mohawk Industries Inc./(1)/                      902        33,149
Jack Henry & Associates Inc.                   1,459        33,105
MGM Grand Inc./(1)(2)/                         1,471        33,068
Amphenol Corp. "A"/(1)(2)/                       949        32,978
Washington Federal Inc.                        1,311        32,841
Brunswick Corp.                                1,993        32,825
Boise Cascade Corp.                            1,108        32,686
Alberto-Culver Co. "B"                           833        32,395
Pulte Corp./(2)/                               1,052        32,244
Hubbell Inc. "B"                               1,101        32,105
KEMET Corp./(1)/                               1,943        31,982
Lattice Semiconductor Corp./(1)/               2,030        31,871
Pioneer Natural Resources Co./(1)/             2,238        31,847
Cullen/Frost Bankers Inc.                      1,175        31,666
Rouse Co.                                      1,309        31,639
Diamond Offshore Drilling Inc./(2)/            1,254        31,626
GATX Corporation                                 939        31,588
Charter Communications Inc./(1)(2)/            2,549        31,557
Mercury Interactive Corp./(1)/                 1,656        31,530
Pride International Inc./(1)(2)/               3,020        31,408
Constellation Brands Inc./(1)/                   752        31,328
Jacobs Engineering Group Inc./(1)/               498        31,075
Parametric Technology Corp./(1)/               5,969        30,979
Amkor Technology Inc./(1)(2)/                  2,936        30,887
Markel Corp./(1)/                                158        30,810
Plum Creek Timber Co. Inc./(2)/                1,146        30,610
IDACorp Inc.                                     854        30,539
Pentair Inc.                                     991        30,493
Security Capital Group "B"/(1)/                1,617        30,254
Vertex Pharmaceuticals Inc./(1)(2)/            1,677        30,253
Henry Schein Inc./(1)/                           783        30,224
Triton PCS Holdings Inc. "A"/(1)/                795        30,210
Micrel Inc./(1)/                               1,511        30,129
Mettler Toledo International Inc./(1)/           714        30,088
HCC Insurance Holdings Inc.                    1,144        30,087
OM Group Inc.                                    546        30,030
Quantum DLT & Storage Group/(1)/               3,680        30,029
Helmerich & Payne Inc.                         1,146        29,911
Mack-Cali Realty Corp.                           962        29,822
Storage Technology Corp./(1)/                  2,367        29,706
HON Industries Inc.                            1,346        29,558
3Com Corp./(1)/                                7,854        29,452
Snap-On Inc.                                   1,314        29,342
Solutia Inc.                                   2,355        29,202
Monsanto Company                                 864        29,143
Teleflex Inc.                                    774        28,940
Reynolds & Reynolds Co. "A"                    1,229        28,636
Pogo Producing Co.                             1,216        28,576
PepsiAmericas Inc.                             1,909        28,540
Belo (A.H.) Corp.                              1,774        28,455
Alkermes Inc./(1)/                             1,447        28,332
Meredith Corp.                                   877        28,178
USX-U.S. Steel Group Inc.                      2,015        28,170
Cerner Corp./(1)/                                565        27,967
Enterasys Networks Inc./(1)/                   4,308        27,787
Krispy Kreme Doughnuts Inc./(1)(2)/              937        27,735
KPMG Consulting Inc./(1)/                      2,557        27,641
Lyondell Chemical Co.                          2,414        27,640
Payless Shoesource Inc./(1)(2)/                  504        27,619
Clayton Homes Inc.                             2,225        27,145
Advanced Fibre Communications Inc./(1)/        1,854        27,087
COR Therapeutics Inc./(1)(2)/                  1,195        27,043
D.R. Horton Inc.                               1,289        26,889
National-Oilwell Inc./(1)/                     1,839        26,666
Rowan Companies Inc./(1)/                      2,149        26,605
Western Resources Inc.                         1,601        26,497
Macrovision Corp./(1)/                           932        26,478
Cabot Microelectronics Corp./(1)(2)/             547        26,426

--------------------------------------------------------------------------------
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

iShares Russell 1000 Index Fund
Schedule Of Investments (continued)
September 30, 2001 (Unaudited)


Security                                      Shares         Value
--------------------------------------------------------------------

COMMON STOCKS (continued)
--------------------------------------------------------------------
Community Health Systems Inc./(1)/                 886    $   26,350
Shaw Group Inc./(1)(2)/                            935        26,339
Coach Inc./(1)/                                    986        26,139
Precision Castparts Corp.                        1,174        26,063
Crane Co.                                        1,184        25,953
FMC Corp./(1)/                                     527        25,818
OSI Pharmaceuticals Inc./(1)(2)/                   794        25,805
Advent Software Inc./(1)/                          684        25,753
Level 3 Communications Inc./(1)(2)/              6,803        25,715
Pharmaceutical Product Development Inc./(1)/       875        25,629
Newfield Exploration Co./(1)/                      876        25,579
Cummins Engine Company Inc.                        773        25,509
CNF Transportation Inc.                          1,111        25,364
WebMD Corp./(1)/                                 5,948        25,338
Leucadia National Corp.                            811        25,303
Tyson Foods Inc. "A"/(2)/                        2,499        25,040
EarthLink Inc./(1)/                              1,644        25,038
Medarex Inc./(1)/                                1,656        25,006
Amazon.com Inc./(1)(2)/                          4,185        24,984
Mitchell Energy & Development Corp. "A"            493        24,709
Massey Energy Co.                                1,678        24,583
Cree Inc./(1)(2)/                                1,660        24,535
Williams-Sonoma Inc./(1)/                        1,007        23,977
Callaway Golf Co.                                1,869        23,923
Six Flags Inc./(1)/                              1,955        23,910
Reebok International Ltd./(1)/                   1,149        23,784
Lafarge Corp.                                      704        23,514
CheckFree Corp./(1)/                             1,366        23,181
Coors (Adolf) Company "B"                          515        23,175
Mercury General Corp.                              583        23,145
Catalina Marketing Corp./(1)/                      822        23,016
Trustmark Corp.                                  1,015        22,716
Hudson City Bancorp Inc.                           949        22,681
Allegheny Technologies Inc.                      1,700        22,661
American Eagle Outfitters Inc./(1)/              1,127        22,427
UAL Corp.                                        1,225        22,369
Mandalay Resort Group Inc./(1)/                  1,378        22,365
Polo Ralph Lauren Corp./(1)/                     1,190        22,313
Gateway Inc./(1)/                                4,082        22,247
International Speedway Corp. "A"                   627        21,838
Louis Dreyfus Natural Gas Corp./(1)/               561        21,823
Ingram Micro Inc. "A"/(1)/                       1,679        21,659
McClatchy Co. (The) "A"                            515        21,630
i2 Technologies Inc./(1)/                        6,237        21,455
Labranche & Co. Inc./(1)/                          966        21,445
Orthodontic Centers of America
  Inc./(1)//(2)/                                   869        21,421
American Financial Group Inc.                      963        21,379
Big Lots Inc.                                    2,577        21,363
Exult Inc./(1)/                                  1,826        21,346
SICOR Inc./(1)/                                  1,129        21,327
Winn-Dixie Stores Inc.                           1,856        21,251
Sybase Inc./(1)/                                 2,274        21,148
Total System Services Inc.                         853        21,129
Steelcase Inc.                                   1,672        21,017
Axcelis Technologies Inc./(1)/                   2,210        20,884
Entercom Communications Corp./(1)/                 609        20,706
Varco International Inc./(1)(2)/                 1,708        20,633
Nationwide Financial Services Inc.                 549        20,412
Hercules Inc./(1)(2)/                            2,464        20,328
Freeport-McMoRan Copper & Gold
  Inc./(1)(2)/                                   1,848        20,310
Alleghany Corp./(1)/                               102        20,298
Harte-Hanks Inc.                                   934        20,212
Mentor Graphics Corp./(1)/                       1,466        20,201
Cablevision Systems Corporation -
  Rainbow Media Group/(1)/                         994        20,128
Extended Stay America Inc./(1)/                  1,383        20,012
Vignette Corp./(1)/                              5,612        19,866
Neiman-Marcus Group Inc. "A"/(1)/                  806        19,707
Reliant Resources Inc./(1)/                      1,208        19,570
Ethan Allen Interiors Inc.                         711        19,552
AVX Corp./(2)/                                   1,200        19,524
Great Lakes Chemical Corp.                         882        19,492
Acxiom Corp./(1)/                                2,053        19,298
Metris Companies Inc.                              775        19,181
American National Insurance Co.                    234        18,954
Packaging Corporation of America/(1)/            1,224        18,911
Patterson-UTI Energy Inc./(1)/                   1,524        18,837
Palm Inc./(1)/                                  12,887        18,815
SkyWest Inc.                                     1,124        18,793
Continental Airlines Inc. "B"/(1)(2)/            1,247        18,705
NRG Energy Inc./(1)/                             1,152        18,674
Black Hills Corp.                                  604        18,434
Tootsie Roll Industries Inc.                       480        18,365
AK Steel Holding Corp.                           2,167        18,311
Orion Power Holdings Inc./(1)/                     711        18,131
CuraGen Corp./(1)(2)/                              928        17,910
Emulex Corp./(1)(2)/                             1,855        17,641
Erie Indemnity Co. "A"                             445        17,600

--------------------------------------------------------------------------------
iShares Schedule of Investments                                        page 149
iShares Russell 1000 Index Fund
Schedule of Investments (continued)
September 30, 2001 (Unaudited)

Security                                      Shares         Value
------------------------------------------------------------------

COMMON STOCKS (continued)
------------------------------------------------------------------
Cox Radio Inc. "A"/(1)/                          851  $     17,165
United States Cellular Corp./(1)(2)/             346        17,127
National Instruments Corp./(1)/                  654        17,115
Radio One Inc. "D"/(1)/                        1,473        16,998
Provident Financial Group Inc.                   670        16,918
RSA Security Inc./(1)/                         1,212        16,314
Myriad Genetics Inc./(1)/                        532        16,300
St. Joe Company (The)                            627        16,208
Insight Communications Co. Inc./(1)/             872        16,045
Forest Oil Corp./(1)/                            640        15,872
Intimate Brands Inc.                           1,763        15,867
Aviron/(1)/                                      636        15,830
Extreme Networks Inc./(1)/                     2,289        15,817
Blockbuster Inc./(2)/                            704        15,418
United Rentals Inc./(1)(2)/                      889        15,415
Knight Trading Group Inc./(1)/                 1,988        15,327
PanAmSat Corp./(1)/                              656        15,298
Metro-Goldwyn-Mayer Inc./(1)/                    901        15,272
SanDisk Corp./(1)/                             1,546        15,244
Pixar Inc./(1)/                                  377        15,231
Wind River Systems Inc./(1)/                   1,442        15,141
DoubleClick Inc./(1)(2)/                       2,652        15,116
Maxtor Corp./(1)/                              4,221        15,069
TeleCorp PCS Inc./(1)/                         1,335        14,752
CNA Financial Corp./(1)(2)/                      544        14,710
Grant Prideco Inc./(1)/                        2,330        14,190
UTStarcom Inc./(1)/                              873        14,186
Affymetrix Inc./(1)(2)/                          875        14,044
BlackRock Inc./(1)/                              316        13,974
Acterna Corp./(1)/                             4,371        13,900
Tekelec/(1)/                                   1,051        13,842
Saks Inc./(1)/                                 2,742        13,710
Reinsurance Group of America Inc.                399        13,610
Inhale Therapeutic Systems Inc./(1)(2)/        1,015        13,500
Talbots Inc. (The)                               592        13,290
Retek Inc./(1)/                                1,071        13,034
Arch Coal Inc.                                   830        12,948
Riverstone Networks Inc./(1)/                  2,446        12,841
21st Century Insurance Group                     724        12,742
Timberland Co. "A"/(1)/                          466        12,629
Northwest Airlines Corp. "A"/(1)/              1,094        12,483
People's Bank                                    561        12,454
Williams Communications Group Inc./(1)/       10,481        12,368
Homestore.com Inc./(1)(2)/                     1,611        12,324
NTL Inc./(1)(2)/                               3,861        11,969
Foundry Networks Inc./(1)/                     1,968        11,906
Primedia Inc./(1)/                             4,945        11,621
Priority Healthcare Corp. "B"/(1)/               470        11,280
CNET Networks Inc./(1)/                        2,593        11,150
Sycamore Networks Inc./(1)/                    3,142        10,934
Finisar Corp./(1)(2)/                          2,700        10,692
Sonus Networks Inc./(1)/                       3,473        10,419
John Nuveen Co. "A"                              233        10,283
Cirrus Logic Inc./(1)/                         1,382        10,254
TIBCO Software Inc./(1)/                       1,394        10,232
Consol Energy Inc.                               470        10,072
Liberty Financial Companies Inc.                 317        10,065
Ameritrade Holding Corp. "A"/(1)(2)/           2,490         9,985
RealNetworks Inc./(1)/                         2,023         9,832
McLeodUSA Inc. "A"/(1)/                       12,470         9,602
Hollinger International Inc.                     914         9,597
Emmis Communications Corp./(1)(2)/               663         9,560
Micromuse Inc./(1)/                            1,675         9,514
Time Warner Telecom Inc. "A"/(1)(2)/           1,306         9,469
Mediacom Communications Corp./(1)/               717         9,343
Ariba Inc./(1)/                                5,021         9,339
ONI Systems Inc./(1)/                          2,294         9,245
Aquila Inc./(1)/                                 406         8,851
Corvis Corp./(1)/                              5,775         8,778
Capstone Turbine Corp./(1)/                    1,452         8,770
Quest Software Inc./(1)(2)/                      742         8,592
Peabody Energy Corp./(2)/                        353         8,507
Wesco Financial Corp.                             29         8,413
West Corp./(1)/                                  415         8,217
Power-One Inc./(1)/                            1,334         8,204
Internet Security Systems Inc./(1)(2)/           873         7,953
Quanta Services Inc./(1)/                        554         7,895
Global Industries Ltd./(1)/                    1,438         7,837
Interwoven Inc./(1)/                           2,005         7,739
Entravision Communications Corp./(1)/            883         7,550
Oakley Inc./(1)/                                 583         7,317
Instinet Group Inc./(1)/                         740         7,245
U.S. Airways Group Inc./(1)(2)/                1,524         7,087
Weis Markets Inc.                                252         7,006
Nextel Partners Inc. "A"/(1)/                  1,024         6,892
Hearst-Argyle Television Inc.(1)                 384         6,720
Manugistics Group Inc./(1)/                    1,151         6,699
Ticketmaster Online-CitySearch Inc.
  "B"/(1)/                                       591         6,117

--------------------------------------------------------------------------------
 page 150                                                               i|Shares
iShares Russell 1000 Index Fund
Schedule of Investments (continued)
September 30, 2001 (Unaudited)

Security                                      Shares         Value
------------------------------------------------------------------

COMMON STOCKS (continued)
------------------------------------------------------------------
University of Phoenix Online/(1)(2)/             195  $      6,037
TD Waterhouse Group Inc./(1)/                    981         6,023
CMGI Inc./(1)(2)/                              5,895         5,895
Informatica Corp./(1)/                         1,489         5,882
Allegiance Telecom Inc./(1)/                   1,866         5,617
Columbia Sportswear Co./(1)/                     243         5,395
StorageNetworks Inc./(1)/                      1,337         5,295
Expedia Inc. "A"/(1)(2)/                         192         4,664
BroadVision Inc./(1)(2)/                       4,833         4,398
Redback Networks Inc./(1)/                     2,887         4,186
Hotel Reservations Network Inc.
  "A"/(1)(2)/                                    171         3,889
McDATA Corporation "A"/(1)/                      425         3,566
Metromedia Fiber Network Inc. "A"/(1)/         9,872         3,356
Transmeta Corp./(1)/                           2,144         3,023
Travelocity.com Inc./(1)(2)/                     222         2,953
Plug Power Inc./(1)(2)/                          287         2,761
Global Power Equipment Group Inc./(1)/           166         2,523
Infonet Services Corp. "B" ADR/(1)/            1,041         2,238
Valhi Inc.                                       159         2,115
Exodus Communications Inc./(1)/                9,665         1,643
Inrange Technologies Corp./(1)(2)/               206         1,224
Tellium Inc./(1)(2)/                             208         1,025
At Home Corp. "A"/(1)/                         4,973           746
------------------------------------------------------------------

TOTAL COMMON STOCKS
(Cost: $283,304,230)                                   219,262,456
------------------------------------------------------------------

Security                                      Shares         Value
------------------------------------------------------------------

COMMON STOCKS (continued)
------------------------------------------------------------------

SHORT TERM INSTRUMENTS - 3.25%
------------------------------------------------------------------
Dreyfus Money Market Fund/(3)/            $2,569,072  $  2,569,072
Goldman Sachs Financial Square Prime
  Obligation Fund/(3)/                     1,292,064     1,292,064
Providian Temp Cash Money Market Fund/(3)/ 3,277,782     3,277,782
------------------------------------------------------------------

TOTAL SHORT TERM INSTRUMENTS
(Cost: $7,138,918)                                       7,138,918
------------------------------------------------------------------

REPURCHASE AGREEMENT - 0.05%
------------------------------------------------------------------
Investors Bank & Trust Tri-Party
  Repurchase Agreement, dated 09/28/01,
  due 10/01/01, with a maturity value of
  $116,560 and an effective yield of
  2.90%.                                     116,532       116,532
------------------------------------------------------------------

TOTAL REPURCHASE AGREEMENT
(Cost: $116,532)                                           116,532
------------------------------------------------------------------

TOTAL INVESTMENTS IN SECURITIES -- 103.15%
(Cost $290,559,680)                                    226,517,906
------------------------------------------------------------------

Other Assets, Less Liabilities -- (3.15%)               (6,915,767)
------------------------------------------------------------------

NET ASSETS -- 100.00%                                 $219,602,139
==================================================================

/(1)/  Non-income earning securities.
/(2)/  Denotes all or part of security on loan. See Note 5.
/(3)/ Represents investment of collateral received from securities lending transactions. See Note 5.

See notes to financial statements.

--------------------------------------------------------------------------------
iShares Schedule of Investments                                         page 151
iShares Russell 1000 Growth Index Fund
Schedule of Investments
September 30, 2001 (Unaudited)

Security                                      Shares         Value
------------------------------------------------------------------

COMMON STOCKS - 99.89%
------------------------------------------------------------------
General Electric Co.                         784,963  $ 29,200,624
Pfizer Inc.                                  498,766    20,000,517
Microsoft Corp./(1)/                         345,348    17,671,457
AOL Time Warner Inc./(1)/                    337,575    11,173,732
Intel Corp.                                  531,545    10,864,780
Wal-Mart Stores Inc.                         219,348    10,857,726
Johnson & Johnson                            185,592    10,281,797
American International Group Inc.            126,127     9,837,906
International Business Machines Corp.         94,545     8,726,503
Merck & Co. Inc.                             111,957     7,456,336
Home Depot Inc.                              184,644     7,084,790
Cisco Systems Inc./(1)/                      578,290     7,043,572
Coca-Cola Co.                                138,518     6,489,568
American Home Products Corp.                 104,098     6,063,708
Bristol-Myers Squibb Co.                     108,195     6,011,314
Lilly (Eli) and Company                       62,607     5,052,385
Amgen Inc./(1)/                               82,751     4,863,276
PepsiCo Inc.                                  94,424     4,579,564
Schering-Plough Corp.                        115,618     4,289,428
Oracle Corp./(1)/                            331,726     4,173,113
Pharmacia Corporation                        102,829     4,170,744
Medtronic Inc.                                95,607     4,158,905
Abbott Laboratories                           73,695     3,821,086
Philip Morris Companies Inc.                  72,527     3,502,329
Texas Instruments Inc.                       137,114     3,425,108
Dell Computer Corp./(1)/                     178,166     3,301,416
QUALCOMM Inc./(1)(2)/                         60,121     2,858,152
SBC Communications Inc.                       59,009     2,780,504
Walgreen Co.                                  80,520     2,772,304
Freddie Mac                                   41,615     2,704,975
Cardinal Health Inc.                          35,575     2,630,771
AT&T Wireless Services Inc./(1)/             167,342     2,500,089
Baxter International Inc.                     42,975     2,365,774
Automatic Data Processing Inc.                49,371     2,322,412
Sun Microsystems Inc./(1)/                   257,261     2,127,548
EMC Corp./(1)/                               174,585     2,051,374
Colgate-Palmolive Co.                         33,261     1,937,453
Electronic Data Systems Corp.                 33,598     1,934,573
Lowe's Companies Inc.                         61,046     1,932,106
Fifth Third Bancorp                           30,501     1,875,201
Applied Materials Inc./(1)/                   64,529     1,835,205
First Data Corp.                              30,983     1,805,070
Citigroup Inc.                                42,493     1,720,966
MBNA Corp.                                    56,575     1,713,657
Viacom Inc. "B"/(1)/                          47,338     1,633,161
Kroger Co./(1)/                               63,557     1,566,044
Safeway Inc./(1)/                             37,912     1,505,865
Procter & Gamble Co.                          19,845     1,444,518
Sprint Corp. (PCS Group)/(1)(2)/              51,273     1,347,967
UnitedHealth Group Inc.                       19,553     1,300,275
Anheuser-Busch Companies Inc.                 30,564     1,280,020
Gillette Co.                                  42,418     1,264,056
Target Corp.                                  39,458     1,252,792
Marsh & McLennan Companies Inc.               11,435     1,105,765
Kohls Corp./(1)/                              22,566     1,083,168
USA Education Inc./(2)/                       12,670     1,050,470
Boeing Co.                                    30,958     1,037,093
Minnesota Mining & Manufacturing Co.          10,297     1,013,225
Forest Laboratories Inc. "A"/(1)/             13,995     1,009,599
Sysco Corp.                                   38,799       990,926
Schwab (Charles) Corp.                        86,023       989,265
Concord EFS Inc./(1)(2)/                      19,855       971,902
Harley-Davidson Inc./(2)/                     23,995       971,797
Anadarko Petroleum Corp./(2)/                 19,793       951,647
Omnicom Group Inc.                            14,650       950,785
Guidant Corp./(1)/                            24,021       924,808
Fannie Mae                                    11,506       921,170
CVS Corp.                                     27,258       904,966
Analog Devices Inc./(1)/                      27,140       887,478
Maxim Integrated Products Inc./(1)/           24,358       851,069
Linear Technology Corp.                       25,089       822,919
Qwest Communications International Inc.       47,918       800,231
Bank of New York Co. Inc.                     22,733       795,655
Paychex Inc.                                  25,107       791,122
Halliburton Co.                               34,024       767,241
Baker Hughes Inc.                             26,502       767,233
Capital One Financial Corp.                   16,634       765,663
Genentech Inc./(1)/                           17,361       763,884
United Parcel Service Inc.                    14,265       741,495
TJX Companies Inc.                            22,007       724,030
Enron Corp.                                   25,983       707,517
Genzyme Corp. - General Division/(1)/         15,406       699,741
Allergan Inc.                                 10,428       691,376
VeriSign Inc./(1)(2)/                         16,013       670,945
Comcast Corp. "A"/(1)/                        18,433       661,192
Biogen Inc./(1)/                              11,724       651,620
Clear Channel Communications Inc./(1)/        16,212       644,427
Household International Inc.                  11,189       630,836

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

iShares Russell 1000 Growth Index Fund
Schedule of Investments (continued)
September 30, 2001 (Unaudited)

Security                                      Shares         Value
------------------------------------------------------------------

COMMON STOCKS (continued)
------------------------------------------------------------------
Biomet Inc.                                   21,273  $    622,235
Dynegy Inc. "A"                               17,588       609,424
United Technologies Corp.                     13,047       606,686
MedImmune Inc./(1)/                           16,870       601,078
Sara Lee Corp.                                28,005       596,507
Best Buy Co. Inc./(1)/                        13,044       592,850
Xilinx Inc./(1)/                              24,986       587,921
King Pharmaceuticals Inc./(1)/                13,916       583,776
Veritas Software Corp./(1)/                   31,658       583,774
IMS Health Inc.                               23,257       582,588
Bed Bath & Beyond Inc./(1)/                   22,842       581,557
Gap Inc. (The)                                48,063       574,353
Stryker Corp.                                 10,628       562,221
Calpine Corp./(1)(2)/                         24,073       549,105
General Motors Corp. "H"/(1)/                 40,713       542,704
Interpublic Group of Companies Inc.           26,599       542,620
AFLAC Inc.                                    20,004       540,108
State Street Corp.                            11,505       523,478
SunGard Data Systems Inc./(1)/                21,998       514,093
eBay Inc./(1)(2)/                             11,216       513,132
Fiserv Inc./(1)/                              14,754       504,587
Cendant Corp./(1)(2)/                         37,486       479,821
Altera Corp./(1)/                             28,767       471,203
Solectron Corp./(1)(2)/                       39,846       464,206
Immunex Corp./(1)(2)/                         24,746       462,255
KLA-Tencor Corp./(1)(2)/                      14,633       462,110
Watson Pharmaceuticals Inc./(1)/               8,356       457,157
Lexmark International Group Inc. "A"/(1)/     10,208       456,400
Electronic Arts Inc./(1)/                      9,932       453,594
Providian Financial Corp./(2)/                22,440       452,166
Adobe Systems Inc.                            18,854       452,119
Starbucks Corp./(1)(2)/                       30,195       451,113
IDEC Pharmaceuticals Corp./(1)(2)/             8,777       435,076
AES Corp./(1)/                                33,839       433,816
Heinz (H.J.) Co.                              10,258       432,375
St. Jude Medical Inc./(1)/                     6,264       428,771
Gilead Sciences Inc./(1)/                      7,515       422,118
Kimberly-Clark Corp.                           6,689       414,718
Synovus Financial Corp.                       15,004       414,110
Northern Trust Corp.                           7,815       410,131
Applera Corp. - Applied Biosystems Group      16,665       406,626
Moody's Corp.                                 10,870       402,190
EchoStar Communications Corp./(1)/            16,891       393,054
Micron Technology Inc./(1)/                   20,544       386,844
Siebel Systems Inc./(1)/                      29,641       385,629
El Paso Corp.                                  9,255       384,545
Mirant Corp./(1)/                             17,329       379,505
Convergys Corp./(1)/                          13,497       374,542
PeopleSoft Inc./(1)/                          20,608       371,768
Waters Corp./(1)/                             10,322       369,218
Cintas Corp.                                   9,121       367,576
Staples Inc./(1)/                             27,490       366,167
Nextel Communications Inc. "A"/(1)(2)/        41,501       358,569
RadioShack Corp.                              14,451       350,437
AmerisourceBergen Corp./(1)(2)/                4,881       346,307
Express Scripts Inc. "A"/(1)/                  6,236       346,098
Ralston Purina Group                          10,507       344,630
Sanmina Corp./(1)/                            25,307       343,669
Intuit Inc./(1)/                               9,477       339,277
Quest Diagnostics Inc./(1)/                    5,474       337,746
Ecolab Inc.                                    9,289       337,469
Cadence Design Systems Inc./(1)/              19,616       326,606
Family Dollar Stores Inc.                     11,744       323,195
McGraw-Hill Companies Inc.                     5,541       322,486
Tellabs Inc./(1)/                             32,444       320,547
Human Genome Sciences Inc./(1)/               10,067       311,171
Millennium Pharmaceuticals Inc./(1)/          17,340       307,958
Novellus Systems Inc./(1)/                    10,738       306,677
Chiron Corp./(1)/                              6,894       305,887
Broadcom Corp. "A"/(1)/                       15,044       305,393
Caremark Rx Inc./(1)/                         18,271       304,760
Laboratory Corp. of America Holdings/(1)/      3,759       303,915
Danaher Corp./(2)/                             6,428       303,273
Univision Communications Inc./(1)(2)/         13,202       302,986
Andrx Group/(1)(2)/                            4,628       300,450
Citrix Systems Inc./(1)(2)/                   14,764       292,327
Apollo Group Inc. "A"/(1)(2)/                  6,842       287,569
Pepsi Bottling Group Inc.                      6,238       287,385
Corning Inc.                                  32,191       283,925
Sabre Holdings Corp./(1)/                     10,575       282,776
Microchip Technology Inc./(1)/                10,488       281,078
Comverse Technology Inc./(1)/                 13,528       277,053
IVAX Corporation/(1)(2)/                      12,463       276,305
BJ's Wholesale Club Inc./(1)/                  5,754       273,948
Invitrogen Corp./(1)(2)                        4,163       273,759
Zimmer Holdings Inc./(1)/                      9,826       272,672
Imclone Systems Inc./(1)(2)/                   4,801       271,497
Teradyne Inc./(1)/                            13,873       270,524

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iShares Schedule of Investments                                         page 153
iShares Russell 1000 Growth Index Fund
Schedule of Investments (continued)
September 30, 2001 (unaudited)

Security                                                    Shares         Value
--------------------------------------------------------------------------------

COMMON STOCKS (continued)
--------------------------------------------------------------------------------
Ciena Corp./(1)/                                            25,825    $  265,739
Wrigley (William Jr.) Co.                                    5,155       264,452
HCA - The Healthcare Company                                 5,757       255,093
JDS Uniphase Corp./(1)/                                     40,191       254,007
International Game Technology Inc./(1)/                      5,913       251,302
Tiffany & Co.                                               11,515       249,300
Equifax Inc.                                                11,359       248,762
Affiliated Computer Services Inc. "A"/(1)(2)/                3,045       247,893
Block (H & R) Inc.                                           6,408       247,092
Dollar General Corp.                                        21,085       246,694
Cytyc Corp./(1)(2)/                                          9,121       244,534
Robert Half International Inc./(1)/                         12,189       243,902
Agilent Technologies Inc./(1)/                              12,410       242,615
American Standard Companies Inc./(1)/                        4,388       241,340
Brocade Communications System Inc./(1)/                     16,974       238,145
AdvancePCS/(1)/                                              3,293       236,372
Yahoo! Inc./(1)/                                            26,677       235,024
American Express Co.                                         8,044       233,759
Burlington Resources Inc.                                    6,824       233,449
Kellogg Co.                                                  7,718       231,540
Estee Lauder Companies Inc. "A"                              6,956       230,591
BJ Services Co./(1)/                                        12,939       230,185
BEA Systems Inc./(1)/                                       23,926       229,450
Sealed Air Corp./(1)(2)/                                     6,252       228,135
Bisys Group Inc./(1)(2)/                                     4,301       228,039
Gallagher (Arthur J.) & Co.                                  6,642       224,832
Intersil Holding Corp./(1)/                                  8,051       224,784
Avaya Inc./(1)/                                             22,527       223,017
Oxford Health Plans Inc./(1)(2)/                             7,834       222,486
NVIDIA Corp./(1)(2)/                                         8,058       221,353
Morgan Stanley Dean Witter & Co.                             4,743       219,838
Campbell Soup Co.                                            7,776       217,728
Scientific-Atlanta Inc.                                     12,352       216,778
DST Systems Inc./(1)/                                        4,993       215,947
Noble Drilling Corp./(1)/                                    8,949       214,776
Nabors Industries Inc./(1)/                                 10,093       211,650
Jabil Circuit Inc./(1)(2)/                                  11,727       209,913
Telephone & Data Systems Inc.                                2,219       209,252
ChoicePoint Inc./(1)/                                        4,945       205,910
First Health Group Corp./(1)/                                6,953       204,279
Symantec Corp./(1)/                                          5,803       201,190
Sepracor Inc./(1)(2)/                                        5,552       199,317
Millipore Corp.                                              3,759       199,001
PerkinElmer Inc.                                             7,567       198,558
Lincare Holdings Inc./(1)/                                   7,352       195,343
Synopsys Inc./(1)/                                           4,803       192,648
Juniper Networks Inc./(1)/                                  19,854       192,584
UST Inc.                                                     5,791       192,261
Alcoa Inc.                                                   6,160       191,022
Symbol Technologies Inc.                                    17,967       188,474
Federated Investors Inc. "B"                                 6,262       185,355
AmeriCredit Corp./(1)(2)/                                    5,853       185,072
Newmont Mining Corp.                                         7,744       182,758
TMP Worldwide Inc./(1)(2)/                                   6,405       181,838
Expeditors International Washington Inc.                     3,766       178,320
Health Management Associates Inc. "A"/(1)/                   8,515       176,771
Motorola Inc.                                               11,303       176,327
Murphy Oil Corp.                                             2,427       175,618
SEI Investment Co.                                           5,478       175,296
ICOS Corp./(1)(2)/                                           3,543       174,351
EOG Resources Inc.                                           5,995       173,435
RF Micro Devices Inc./(1)(2)/                               10,385       172,391
Varian Medical Systems Inc./(1)/                             2,657       170,447
Enzon Inc./(1)(2)/                                           3,306       168,606
Peregrine Systems Inc./(1)/                                 13,329       168,345
Lam Research Corp./(1)/                                      9,862       167,161
Protein Design Labs Inc./(1)(2)/                             3,460       163,416
Jones Apparel Group Inc./(1)/                                6,375       162,499
DeVry Inc./(1)/                                              4,498       161,478
Avery Dennison Corp.                                         3,403       160,996
Western Wireless Corp. "A"/(1)/                              4,765       160,962
Polycom Inc./(1)(2)/                                         6,593       160,671
Advanced Micro Devices Inc./(1)/                            19,638       160,050
Cephalon Inc./(1)(2)/                                        3,198       159,516
Integrated Device Technology Inc./(1)/                       7,859       158,123
Agere Systems Inc./(1)/                                     38,276       158,080
Applied Micro Circuits Corp./(1)/                           22,574       157,792
Honeywell International Inc.                                 5,958       157,291
Celgene Corp./(1)/                                           5,946       157,153
Network Appliance Inc./(1)/                                 22,947       156,040
Weatherford International Inc./(1)/                          6,085       155,228
Global Marine Inc./(1)/                                     11,057       154,798
L-3 Communications Holdings Inc./(1)(2)/                     1,765       154,349
BMC Software Inc./(1)/                                      11,997       152,362
CSG Systems International Inc../(1)/                         3,705       151,905
AutoZone Inc./(1)/                                           2,898       150,290
CH Robinson Worldwide Inc.                                   5,159       149,405
Beckman Coulter Inc.                                         3,324       147,087

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page 154                                                                i|Shares
iShares Russell 1000 Growth Index Fund
Schedule of Investments (continued)
September 30, 2001 (unaudited)

Security                                                    Shares         Value
--------------------------------------------------------------------------------

COMMON STOCKS (continued)
--------------------------------------------------------------------------------
Waddell & Reed Financial Inc. "A"                            5,645    $  146,770
Investors Financial Services Corp.                           2,516       145,022
Dollar Tree Stores Inc./(1)/                                 7,688       144,150
Eaton Vance Corp.                                            4,587       143,802
Smith International Inc./(1)/                                3,941       143,452
Patterson Dental Co./(1)/                                    3,876       142,869
Gentex Corp./(1)/                                            5,906       141,094
Investment Technology Group Inc./(1)/                        2,520       139,835
QLogic Corp./(1)(2)/                                         7,305       138,795
Abgenix Inc./(1)/                                            6,093       138,311
Knight Ridder Inc.                                           2,475       138,229
Semtech Corp./(1)(2)/                                        4,859       137,898
Rational Software Corp./(1)/                                15,923       137,893
Rite Aid Corp./(1)(2)/                                      17,669       136,405
Costco Wholesale Corp./(1)/                                  3,808       135,412
International Rectifier Corp./(1)(2)/                        4,941       134,543
Cooper Cameron Corp./(1)/                                    4,079       133,791
Gemstar-TV Guide International Inc./(1)/                     6,774       133,516
PMC - Sierra Inc./(1)(2)/                                   12,982       133,325
Eaton Corp.                                                  2,240       132,630
Mylan Laboratories Inc.                                      4,016       131,002
Fastenal Co.(2)                                              2,291       130,541
Ocean Energy Inc.                                            7,989       130,221
Certegy Inc./(1)(2)/                                         5,005       129,930
XTO Energy Inc.                                              9,258       129,149
Abercrombie & Fitch Co. "A"/(1)/                             7,278       128,020
Fairchild Semiconductor Corp. "A"/(1)/                       7,854       126,057
ResMed Inc./(1)(2)/                                          2,471       125,527
ENSCO International Inc.                                     8,559       125,133
CDW Computer Centers Inc./(1)/                               3,432       124,170
Whole Foods Market Inc./(1)(2)/                              3,834       120,426
Hanover Compressor Co./(1)(2)/                               5,558       120,275
Barr Laboratories Inc./(1)(2)/                               1,503       118,827
LSI Logic Corp./(1)/                                         9,932       116,701
Herman Miller Inc.                                           5,973       116,294
McKesson HBOC Inc.                                           3,065       115,826
Jack Henry & Associates Inc.                                 5,076       115,174
Compuware Corp./(1)/                                        13,742       114,471
Amphenol Corp. "A"/(1)(2)/                                   3,291       114,362
Apache Corp.                                                 2,644       113,692
Dentsply International Inc.                                  2,446       112,369
Williams Companies Inc.                                      4,080       111,384
Lattice Semiconductor Corp./(1)/                             7,062       110,873
Tenet Healthcare Corp./(1)/                                  1,853       110,531
Mercury Interactive Corp./(1)/                               5,742       109,328
Vitesse Semiconductor Corp./(1)(2)/                         14,029       108,725
Parametric Technology Corp./(1)/                            20,723       107,552
Wellpoint Health Networks Inc./(1)/                            983       107,294
Atmel Corp./(1)(2)/                                         15,971       106,686
Citizen Communications Co./(1)(2)/                          11,349       106,681
National Semiconductor Corp./(1)/                            4,783       105,465
Vertex Pharmaceuticals Inc./(1)(2)/                          5,826       105,101
Triton PCS Holdings Inc. "A"/(1)(2)/                         2,761       104,918
Micrel Inc./(1)/                                             5,244       104,565
Mettler Toledo International Inc./(1)/                       2,476       104,339
Georgia-Pacific (Timber Group)                               2,856       103,444
Kinder Morgan Inc.                                           2,065       101,619
Universal Health Services Inc. "B"/(1)/                      2,018        98,478
Alkermes Inc./(1)/                                           5,029        98,468
Maytag Corp.                                                 3,994        98,412
SCI Systems Inc./(1)/                                        5,431        97,758
Krispy Kreme Doughnuts Inc./(1)(2)/                          3,246        96,082
DaVita Inc./(1)/                                             4,698        95,604
COR Therapeutics Inc./(1)(2)/                                4,148        93,869
National-Oilwell Inc./(1)/                                   6,385        92,583
Homestake Mining Company                                     9,916        92,219
Neuberger Berman Inc.                                        2,643        92,188
Cabot Microelectronics Corp./(1)(2)/                         1,898        91,692
Community Health Systems Inc./(1)/                           3,081        91,629
Macrovision Corp./(1)/                                       3,225        91,622
Shaw Group Inc./(1)(2)/                                      3,235        91,130
Coach Inc./(1)/                                              3,435        91,062
OSI Pharmaceuticals Inc./(1)(2)/                             2,754        89,505
BB&T Corp.                                                   2,447        89,193
Pharmaceutical Product Development Inc./(1)/                 3,038        88,983
Advent Software Inc./(1)/                                    2,362        88,929
ICN Pharmaceuticals Inc.                                     3,356        88,431
Molex Inc.                                                   3,129        87,956
USA Networks Inc./(1)/                                       4,886        87,850
Medicis Pharmaceutical Corp. "A"/(1)/                        1,753        87,615
Amazon.com Inc./(1)(2)/                                     14,545        86,834
Medarex Inc./(1)/                                            5,741        86,689
Mitchell Energy & Development Corp. "A"                      1,718        86,106
Cerner Corp./(1)/                                            1,737        85,981
Boston Scientific Corp./(1)/                                 4,178        85,649
Cree Inc./(1)(2)/                                            5,757        85,088
Cypress Semiconductor Corp./(1)(2)/                          5,687        84,509
WorldCom Inc.- MCI Group/(2)/                                5,497        83,719

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iShares Schedules of Investments                                        page 155
iShares Russell 1000 Growth Index Fund
Schedule of Investments (continued)
September 30, 2001 (unaudited)

Security                                                    Shares         Value
--------------------------------------------------------------------------------

COMMON STOCKS (continued)
--------------------------------------------------------------------------------
American Tower Corp./(1)(2)/                                 6,001     $  83,354
Williams-Sonoma Inc./(1)/                                    3,482        82,906
Hershey Foods Corp.                                          1,267        82,824
Network Associates Inc./(1)(2)/                              6,365        82,045
Amkor Technology Inc./(1)(2)/                                7,703        81,036
CheckFree Corp./(1)/                                         4,747        80,557
Catalina Marketing Corp./(1)/                                2,863        80,164
Newfield Exploration Co./(1)/                                2,744        80,125
Marriott International Inc. "A"                              2,387        79,726
Allied Capital Corp.                                         3,468        78,897
Dow Jones & Co. Inc./(2)/                                    1,731        78,639
Pitney Bowes Inc.                                            2,055        78,501
American Eagle Outfitters Inc./(1)/                          3,915        77,908
Iron Mountain Inc./(1)/                                      1,858        77,014
Openwave Systems Inc./(1)/                                   5,990        76,373
McCormick & Co. Inc.                                         1,664        76,211
Rowan Companies Inc./(1)/                                    6,057        74,986
i2 Technologies Inc./(1)/                                    1,761        74,858
Labranche & Co. Inc./(1)/                                    3,359        74,570
Orthodontic Centers of America Inc./(1)(2)/                  3,015        74,320
SICOR Inc./(1)/                                              3,926        74,162
Exult Inc./(1)/                                              6,337        74,080
Total System Services Inc.                                   2,952        73,121
Axcelis Technologies Inc./(1)/                               7,667        72,453
Conexant Systems Inc./(1)/                                   8,543        70,907
Freeport-McMoRan Copper & Gold Inc./(1)(2)/                  6,421        70,567
Mentor Graphics Corp./(1)/                                   5,100        70,278
Apogent Technologies Inc./(1)/                               2,920        69,788
ADC Telecommunications Inc./(1)/                            19,938        69,584
Coca-Cola Enterprises Inc.                                   4,508        69,153
Diamond Offshore Drilling Inc./(2)/                          2,725        68,724
Hispanic Broadcasting Corp./(1)/                             4,171        67,153
Metris Companies Inc.                                        2,684        66,429
Patterson-UTI Energy Inc./(1)/                               5,296        65,459
Sybase Inc./(1)/                                             6,851        63,714
Orion Power Holdings Inc./(1)/                               2,467        62,909
CuraGen Corp./(1)(2)/                                        3,211        61,972
Pride International Inc./(1)/                                5,920        61,568
Emulex Corp./(1)(2)/                                         6,448        61,320
KPMG Consulting Inc./(1)/                                    5,639        60,958
Crown Castle International Corp./(1)/                        6,759        60,831
Quintiles Transnational Corp./(1)/                           4,160        60,736
National Instruments Corp./(1)/                              2,275        59,537
Cox Radio Inc. "A"/(1)/                                      2,947        59,441
Tidewater Inc.                                               2,204        58,825
Newport News Shipbuilding Inc.                                 874        58,733
Allied Waste Industries Inc./(1)/                            4,534        57,808
E*trade Group Inc./(1)(2)/                                   9,543        57,735
Myriad Genetics Inc./(1)/                                    1,836        56,255
Intimate Brands Inc.                                         6,124        55,116
Extreme Networks Inc./(1)/                                   7,939        54,858
NRG Energy Inc./(1)/                                         3,362        54,498
SPX Corp./(1)(2)/                                              646        53,553
Wind River Systems Inc./(1)/                                 5,008        52,584
Pixar Inc./(1)/                                              1,301        52,560
Varco International Inc./(1)(2)/                             4,208        50,833
SkyWest Inc.                                                 3,032        50,695
Triad Hospitals Inc./(1)/                                    1,422        50,339
Aviron/(1)/                                                  1,999        49,755
DoubleClick Inc./(1)(2)/                                     8,637        49,231
Affymetrix Inc./(1)(2)/                                      3,036        48,728
BlackRock Inc./(1)/                                          1,096        48,465
Tekelec/(1)/                                                 3,655        48,136
Tootsie Roll Industries Inc.                                 1,253        47,940
Inhale Therapeutic Systems Inc./(1)(2)/                      3,516        46,763
Advanced Fibre Communications Inc./(1)/                      3,139        45,861
Black & Decker Corp.                                         1,467        45,770
Palm Inc./(1)/                                              31,346        45,765
Solutia Inc.                                                 3,679        45,620
Retek Inc./(1)/                                              3,733        45,431
Timberland Co. "A"/(1)/                                      1,612        43,685
Homestore.com Inc./(1)(2)/                                   5,601        42,848
Talbots Inc. (The)                                           1,902        42,700
Storage Technology Corp./(1)/                                3,374        42,344
Foundry Networks Inc./(1)/                                   6,825        41,291
Primedia Inc./(1)/                                          17,173        40,357
Level 3 Communications Inc./(1)(2)/                         10,611        40,110
WebMD Corp./(1)/                                             9,280        39,533
Priority Healthcare Corp. "B"/(1)/                           1,627        39,048
EarthLink Inc./(1)(2)/                                       2,558        38,958
Finisar Corp./(1)(2)/                                        9,371        37,109
3Com Corp./(1)/                                              9,796        36,735
Brinker International Inc./(1)/                              1,543        36,446
Sonus Networks Inc./(1)/                                    12,077        36,231
Dover Corp.                                                  1,202        36,192
Vulcan Materials Co.                                           811        35,035
Consol Energy Inc.                                           1,626        34,845
Ameritrade Holding Corp. "A"/(1)(2)/                         8,653        34,699

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iShares Russell 1000 Growth Index Fund
Schedule of Investments (continued)
September 30, 2001 (unaudited)

Security                                                    Shares         Value
--------------------------------------------------------------------------------

COMMON STOCKS (continued)
--------------------------------------------------------------------------------
Pogo Producing Co.                                           1,476     $  34,686
Kerr-McGee Corp.                                               665        34,520
Commerce Bancorp Inc.                                          504        34,272
RealNetworks Inc./(1)/                                       7,034        34,185
RSA Security Inc./(1)/                                       2,503        33,690
Rockwell Collins                                             2,370        33,654
Knight Trading Group Inc./(1)/                               4,362        33,631
Micromuse Inc./(1)/                                          5,815        33,029
Time Warner Telecom Inc. "A"/(1)(2)/                         4,548        32,973
TIBCO Software Inc./(1)/                                     4,242        31,136
Acterna Corp./(1)/                                           9,785        31,116
Enterasys Networks Inc./(1)/                                 4,816        31,063
Vignette Corp./(1)/                                          8,754        30,989
Forest Oil Corp./(1)/                                        1,233        30,578
Corvis Corp./(1)/                                           20,067        30,502
SanDisk Corp./(1)/                                           3,056        30,132
Callaway Golf Co.                                            2,348        30,054
Fox Entertainment Group Inc. "A"/(1)/                        1,573        30,044
Quest Software Inc./(1)(2)/                                  2,585        29,934
Harris Corp.                                                   909        28,924
Cirrus Logic Inc./(1)/                                       3,875        28,752
West Corp./(1)/                                              1,451        28,730
Riverstone Networks Inc./(1)/                                5,472        28,728
Tech Data Corp./(1)/                                           752        28,501
Power-One Inc./(1)/                                          4,620        28,413
NCR Corp./(1)/                                                 956        28,345
Darden Restaurants Inc.                                      1,068        28,035
Internet Security Systems Inc./(1)(2)/                       3,029        27,594
Interwoven Inc./(1)/                                         6,965        26,885
Willamette Industries Inc.                                     593        26,679
Oakley Inc./(1)/                                             2,034        25,527
Manugistics Group Inc./(1)(2)/                               4,008        23,327
Metro-Goldwyn-Mayer Inc./(1)/                                1,280        21,696
University of Phoenix Online/(1)(2)/                           690        21,362
Northwest Airlines Corp. "A"/(1)/                            1,834        20,926
ONI Systems Inc./(1)/                                        5,134        20,690
TeleCorp PCS Inc./(1)/                                       1,865        20,608
Informatica Corp./(1)/                                       5,161        20,386
Stilwell Financial Inc.                                      1,027        20,027
Viad Corp.                                                   1,031        19,775
International Speedway Corp. "A"                               567        19,749
Harrah's Entertainment Inc./(1)/                               731        19,744
Omnicare Inc.                                                  900        19,647
United States Cellular Corp./(1)(2)/                           387        19,157
Arch Coal Inc.                                               1,225        19,110
Autodesk Inc.                                                  596        19,108
Columbia Sportswear Co./(1)/                                   845        18,759
Outback Steakhouse Inc./(1)/                                   719        18,414
StorageNetworks Inc./(1)/                                    4,635        18,355
Barnes & Noble Inc./(1)(2)/                                    496        17,906
Capstone Turbine Corp./(1)/                                  2,897        17,498
CNET Networks Inc./(1)/                                      4,050        17,415
Peabody Energy Corp./(2)/                                      711        17,135
Sycamore Networks Inc./(1)/                                  4,904        17,066
Jacobs Engineering Group Inc./(1)/                             271        16,910
Expedia Inc. "A"/(1)(2)/                                       679        16,493
Allegiance Telecom Inc./(1)/                                 5,166        15,550
BroadVision Inc./(1)(2)/                                    16,799        15,287
Nike Inc. "B"                                                  324        15,166
PanAmSat Corp./(1)/                                            644        15,018
Ariba Inc./(1)/                                              7,827        14,558
Redback Networks Inc./(1)/                                  10,032        14,546
Galileo International Inc.                                     691        14,345
Henry Schein Inc./(1)/                                         366        14,128
John Nuveen Co. "A"                                            317        13,999
Hotel Reservations Network Inc."A"/(1)(2)/                     599        13,621
Maxtor Corp./(1)/                                            3,517        12,556
McDATA Corporation "A"/(1)/                                  1,488        12,484
Quanta Services Inc./(1)/                                      862        12,284
Readers Digest Association Inc. (The) "A"                      648        11,917
Unisys Corp./(1)/                                            1,356        11,743
Acxiom Corp./(1)/                                            1,246        11,712
Blockbuster Inc./(2)/                                          517        11,322
Trigon Healthcare Inc./(1)/                                    170        11,135
Entravision Communications Corp./(1)/                        1,262        10,790
Cablevision Systems Corporation-Rainbow
  Media Group/(1)/                                             520        10,530
Transmeta Corp./(1)/                                         7,442        10,493
Packaging Corporation of America/(1)/                          672        10,382
Instinet Group Inc./(1)/                                     1,057        10,348
Travelocity.com Inc./(1)(2)/                                   764        10,161
Pall Corp.                                                     510         9,920
Nextel Partners Inc. "A"/(1)/                                1,431         9,631
Plug Power Inc./(1)(2)/                                        984         9,466
Aquila Inc./(1)/                                               432         9,418
United Rentals Inc./(1)(2)/                                    541         9,381
MGM Grand Inc./(1)(2)/                                         405         9,104
Venator Group Inc./(1)/                                        551         8,403

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iShares Schedules of Investments                                        page 157
iShares Russell 1000 Growth Index Fund
Schedule of Investments (continued)
September 30, 2001 (Unaudited)

Security                                      Shares         Value
------------------------------------------------------------------
COMMON STOCKS (continued)
------------------------------------------------------------------
Catellus Development Corp./(1)/                  477  $      8,338
Ticketmaster Online-CitySearch Inc.
  "B"/(1)/                                       776         8,032
Grant Prideco Inc./(1)/                        1,182         7,198
Louis Dreyfus Natural Gas Corp./(1)/             164         6,380
AVX Corp./(2)/                                   384         6,248
Ingram Micro Inc. "A"/(1)/                       461         5,947
Winn-Dixie Stores Inc.                           517         5,920
U.S. Airways Group Inc./(1)(2)/                1,260         5,859
Black Hills Corp.                                190         5,799
Exodus Communications Inc./(1)/               33,666         5,723
Constellation Brands Inc./(1)/                   136         5,666
TD Waterhouse Group Inc./(1)/                    912         5,600
Global Power Equipment Group Inc./(1)/           333         5,062
Mediacom Communications Corp./(1)(2)/            373         4,860
Big Lots Inc.                                    547         4,535
Gateway Inc./(1)/                                822         4,480
Harte-Hanks Inc.                                 191         4,133
Inrange Technologies Corp./(1)(2)/               452         2,685
Tellium Inc./(1)(2)/                             459         2,263
At Home Corp. "A"/(1)/                         7,757         1,164
Valhi Inc.                                        60           798
------------------------------------------------------------------

TOTAL COMMON STOCKS
(Cost: $461,452,074)                                   366,777,537
------------------------------------------------------------------

SHORT TERM INSTRUMENTS - 5.66%
------------------------------------------------------------------
Dreyfus Money Market Fund/(3)/            $7,478,007  $  7,478,007
Goldman Sachs Financial Square Prime
  Obligation Fund/(3)/                     3,760,917     3,760,917
Providian Temp Cash Money Market
  Fund/(3)/                                9,540,906     9,540,906
------------------------------------------------------------------

TOTAL SHORT TERM INSTRUMENTS
(Cost: $20,779,830)                                     20,779,830
------------------------------------------------------------------

REPURCHASE AGREEMENT - 0.05%
------------------------------------------------------------------
Investors Bank & Trust Tri-Party Repurchase
  Agreement, dated 09/28/01, due
  10/01/01, with a maturity value of
  $181,082, and an effective yield of 2.90%  181,038       181,038
------------------------------------------------------------------

TOTAL REPURCHASE AGREEMENT
(Cost: $181,038)                                           181,038
------------------------------------------------------------------

TOTAL INVESTMENTS IN SECURITIES -- 105.60%
(Cost $482,412,942)                                    387,738,405
------------------------------------------------------------------
Other Assets, Less Liabilities -- (5.60%)              (20,572,903)
------------------------------------------------------------------

NET ASSETS -- 100.00%                                 $367,165,502
==================================================================

/(1)/ Non-income earning securities.
/(2)/ Denotes all or part of security on loan. See Note 5.
/(3)/ Represents investment of collateral received from securities lending transactions. See Note 5.

See notes to financial statements.

--------------------------------------------------------------------------------
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

iShares Russell 1000 Value Index Fund
Schedule of Investments
September 30, 2001 (Unaudited)

Security                                      Shares         Value
------------------------------------------------------------------

COMMON STOCKS - 99.81%
------------------------------------------------------------------
Exxon Mobil Corp.                            569,528  $ 22,439,403
Citigroup Inc.                               386,111    15,637,496
Verizon Communications Inc.                  223,666    12,102,567
SBC Communications Inc.                      215,933    10,174,763
Bank of America Corp.                        132,391     7,731,634
BellSouth Corp.                              154,802     6,432,023
Wells Fargo & Company                        141,345     6,282,785
Procter & Gamble Co.                          86,217     6,275,735
Fannie Mae                                    72,123     5,774,167
AT&T Corp.                                   291,666     5,629,154
JP Morgan Chase & Co.                        163,953     5,598,995
Philip Morris Companies Inc.                 104,567     5,049,540
Merck & Co. Inc.                              72,012     4,795,999
American International Group Inc.             58,414     4,556,292
Chevron Corp.                                 53,072     4,497,852
International Business Machines Corp.         44,627     4,119,072
Morgan Stanley Dean Witter & Co.              86,887     4,027,212
WorldCom Inc./(1)/                           244,083     3,671,008
U.S. Bancorp                                 162,248     3,598,661
Wachovia Corp.                               114,443     3,547,733
FleetBoston Financial Corp.                   89,570     3,291,697
Du Pont (E.I.) de Nemours                     85,813     3,219,704
Walt Disney Co. (The)                        172,775     3,217,070
Johnson & Johnson                             57,289     3,173,811
Bank One Corp.                                96,389     3,033,362
Texaco Inc.                                   45,578     2,962,570
American Express Co.                         100,817     2,929,742
McDonald's Corp.                             106,216     2,882,702
Merrill Lynch & Co. Inc.                      69,321     2,814,433
Washington Mutual Inc.                        72,603     2,793,763
Liberty Media Corp. "A"/(1)/                 213,643     2,713,266
Motorola Inc.                                170,027     2,652,421
Abbott Laboratories                           51,133     2,651,246
Bristol-Myers Squibb Co.                      46,891     2,605,264
Ford Motor Company                           149,568     2,595,005
Dow Chemical Co.                              74,364     2,436,165
Duke Energy Corp.                             63,989     2,421,984
PepsiCo Inc.                                  47,752     2,315,972
Kimberly-Clark Corp.                          36,781     2,280,422
Allstate Corp.                                59,376     2,217,694
Minnesota Mining & Manufacturing Co.          21,737     2,138,921
Comcast Corp. "A"/(1)(2)/                     58,796     2,109,013
Hewlett-Packard Co.                          130,466     2,100,503
Viacom Inc. "B"/(1)/                          60,649     2,092,391
Alcoa Inc.                                    64,373     1,996,207
General Motors Corp. "A"                      45,445     1,949,590
Anheuser-Busch Companies Inc.                 41,597     1,742,082
Phillips Petroleum Co.                        31,360     1,691,558
Emerson Electric Co.                          35,381     1,665,030
HCA - The Healthcare Company                  36,434     1,614,391
Lucent Technologies Inc./(2)/                281,665     1,613,940
Honeywell International Inc.                  60,788     1,604,803
Sprint Corp. (FON Group)/(2)/                 64,537     1,549,533
Alltel Corp.                                  25,910     1,501,484
Tenet Healthcare Corp./(1)/                   25,042     1,493,755
Household International Inc.                  26,481     1,492,999
National City Corp.                           49,820     1,492,109
General Dynamics Corp.                        16,602     1,466,289
International Paper Co.                       39,932     1,389,634
Waste Management Inc.                         51,733     1,383,340
SunTrust Banks Inc.                           20,534     1,367,564
PNC Financial Services Group                  23,816     1,363,466
Coca-Cola Co.                                 29,064     1,361,648
Southern Co.                                  56,497     1,354,798
El Paso Corp.                                 32,460     1,348,713
Gannett Co. Inc.                              21,828     1,312,081
Conoco Inc. "B"                               51,616     1,307,949
Bank of New York Co. Inc.                     37,083     1,297,905
Lockheed Martin Corp.                         29,574     1,293,863
Goldman Sachs Group Inc. (The)/(2)/           18,056     1,288,296
BB&T Corp.                                    35,137     1,280,744
Gillette Co.                                  42,909     1,278,688
Mellon Financial Corp.                        39,442     1,275,160
Caterpillar Inc.                              28,408     1,272,678
Dominion Resources Inc.                       20,451     1,213,767
Costco Wholesale Corp./(1)/                   33,297     1,184,041
Exelon Corp.                                  26,487     1,181,320
United Technologies Corp.                     25,298     1,176,357
Compaq Computer Corp.                        140,351     1,166,317
American Electric Power Inc.                  26,663     1,152,641
Hartford Financial Services Group Inc.        19,622     1,152,596
Boeing Co./(2)/                               34,325     1,149,887
Lehman Brothers Holdings Inc.                 19,863     1,129,212
Lilly (Eli) and Company                       13,849     1,117,614
Equity Office Properties Trust                34,159     1,093,088
Albertson's Inc.                              33,517     1,068,522
General Mills Inc.                            23,484     1,068,522
Target Corp./(2)/                             33,195     1,053,941

--------------------------------------------------------------------------------
iShares Schedules of Investments                                        page 159
iShares Russell 1000 Value Index Fund
Schedule of Investments (continued)
September 30, 2001 (Unaudited)

Security                                      Shares         Value
------------------------------------------------------------------

COMMON STOCKS (continued)
------------------------------------------------------------------
Illinois Tool Works Inc.                      19,180  $  1,037,830
Marsh & McLennan Companies Inc.               10,720     1,036,624
Qwest Communications International Inc.       61,392     1,025,246
Williams Companies Inc.                       37,213     1,015,915
CIGNA Corp.                                   12,213     1,013,068
Chubb Corp.                                   14,155     1,010,809
Hancock (John) Financial Services Inc.        25,145     1,004,543
Raytheon Co.                                  28,720       998,020
ConAgra Foods Inc.                            44,296       994,445
TXU Corporation                               21,219       982,864
Computer Associates International Inc.        37,780       972,457
Union Pacific Corp.                           20,474       960,231
Enron Corp.                                   34,781       947,087
Southwest Airlines Co.                        63,036       935,454
Freddie Mac                                   14,071       914,615
Clear Channel Communications Inc./(1)(2)/     23,004       914,409
FedEx Corp./(1)/                              24,629       905,116
Weyerhaeuser Co.                              17,820       868,012
Burlington Northern Santa Fe Corp.            32,396       866,593
Avon Products Inc.                            18,447       853,174
KeyCorp                                       35,154       848,618
Sara Lee Corp.                                39,211       835,194
Sears, Roebuck and Co.                        24,067       833,681
Comerica Inc.                                 14,673       812,884
AON Corp.                                     19,158       804,636
Xcel Energy Inc.                              28,518       802,782
Becton Dickinson & Co.                        21,315       788,655
Eastman Kodak Co.                             23,972       779,809
Masco Corp.                                   38,040       777,538
FPL Group Inc.                                14,496       776,261
Progress Energy Inc.                          17,897       769,392
McKesson HBOC Inc.                            20,338       768,573
Heinz (H.J.) Co.                              18,087       762,367
Occidental Petroleum Corp.                    30,877       751,546
Public Service Enterprise Group Inc.          17,154       729,903
Deere & Co.                                   19,355       727,942
SouthTrust Corp.                              28,541       726,939
MetLife Inc./(2)/                             24,449       726,135
Lincoln National Corp.                        15,508       723,138
Air Products & Chemicals Inc.                 18,741       723,028
May Department Stores Co.                     24,667       715,836
Consolidated Edison Inc./(2)/                 17,495       712,396
St. Paul Companies Inc.                       17,226       710,056
Progressive Corporation                        5,194       695,477
Pitney Bowes Inc.                             18,105       691,611
USX-Marathon Group Inc.                       25,567       683,917
Northrop Grumman Corp.                         6,743       681,043
State Street Corp.                            14,926       679,133
FirstEnergy Corp./(2)/                        18,465       663,817
Cox Communications Inc. "A"/(1)(2)/           15,741       657,187
Unocal Corp.                                  20,081       652,633
Equity Residential Properties Trust           11,099       648,182
Colgate-Palmolive Co.                         11,118       647,623
PPG Industries Inc.                           13,871       634,598
Golden West Financial Corp.                   10,587       615,105
MBIA Inc.                                     12,238       611,900
Archer-Daniels-Midland Co.                    48,193       606,750
AFLAC Inc.                                    22,365       603,855
McGraw-Hill Companies Inc.                    10,289       598,820
DTE Energy Co.                                13,580       584,619
Reliant Energy Inc.                           21,654       569,933
Entergy Corp.                                 15,881       564,728
Praxair Inc.                                  13,317       559,314
Jefferson-Pilot Corp.                         12,544       557,957
Mattel Inc./(1)/                              35,620       557,809
CSX Corp.                                     17,566       553,329
AmSouth Bancorp                               30,463       550,466
Delphi Automotive Systems Corp.               46,264       543,602
Regions Financial Corp.                       18,756       541,298
Georgia-Pacific Corp.                         18,766       540,273
Fifth Third Bancorp                            8,748       537,827
Loews Corp.                                   11,407       527,916
Clorox Co.                                    14,234       526,658
Healthsouth Corp./(1)/                        32,359       526,157
Charter One Financial Inc.                    18,539       523,165
Norfolk Southern Corp.                        31,867       513,696
MGIC Investment Corp.                          7,786       508,737
M&T Bank Corp.                                 6,873       508,602
New York Times Co. "A"                        12,939       505,009
Marshall & Ilsley Corp.                        8,863       502,443
Tribune Co.                                   15,597       489,746
Franklin Resources Inc.                       14,107       489,090
PG&E Corp.                                    32,016       486,643
Union Planters Corp.                          11,321       485,671
Agilent Technologies Inc./(1)/                24,719       483,256
Tricon Global Restaurants Inc./(1)/           12,137       476,013
Penney (J.C.) Company Inc.                    21,698       475,186
Newell Rubbermaid Inc./(2)/                   20,907       474,798

--------------------------------------------------------------------------------
  page 160                                                              i|Shares
iShares Russell 1000 Value Index Fund
Schedule of Investments (continued)
September 30, 2001 (Unaudited)

Security                                      Shares         Value
------------------------------------------------------------------

COMMON STOCKS (continued)
------------------------------------------------------------------
Johnson Controls Inc.                          7,196  $    469,467
Cincinnati Financial Corp.                    11,206       466,394
Dover Corp.                                   15,488       466,344
R.J. Reynolds Tobacco Holdings Inc.            8,058       460,434
Wellpoint Health Networks Inc./(1)/            4,212       459,740
Xerox Corp.                                   59,210       458,878
Genuine Parts Co.                             14,229       453,336
Apple Computer Inc./(1)/                      29,022       450,131
UNUMProvident Corp.                           17,715       447,304
Marriott International Inc. "A"               13,384       447,026
Kerr-McGee Corp.                               8,562       444,453
Boston Scientific Corp./(1)/                  21,612       443,046
Ingersoll-Rand Co.                            13,049       441,056
National Commerce Financial Corp.             16,860       440,046
Computer Sciences Corp./(1)/                  13,265       440,000
Ameren Corp./(2)/                             11,312       434,381
Micron Technology Inc./(1)/                   23,060       434,220
Countrywide Credit Industries Inc.             9,819       431,349
Northern Trust Corp.                           8,098       424,983
Federated Department Stores Inc./(1)/         14,991       422,746
Sempra Energy                                 17,052       422,037
Rohm & Haas Co. "A"                           12,826       420,180
Fortune Brands Inc.                           12,532       419,822
Hershey Foods Corp.                            6,372       416,538
Ambac Financial Group Inc.                     7,488       409,668
Zions Bancorp                                  7,616       408,675
Cendant Corp./(1)(2)/                         31,792       406,938
Cinergy Corp.                                 13,116       404,891
Torchmark Corp.                               10,300       401,700
General Motors Corp. "H"/(1)/                 29,946       399,180
NiSource Inc.                                 17,044       397,296
North Fork Bancorp                            13,339       396,702
PPL Corp.                                     12,040       392,504
Corning Inc.                                  44,432       391,890
CenturyTel Inc.                               11,625       389,437
First Tennessee National Corp.                10,489       388,093
Wrigley (William Jr.) Co.                      7,497       384,596
Sysco Corp.                                   15,026       383,764
UnitedHealth Group Inc.                        5,727       380,846
KeySpan Corp.                                 11,410       379,268
Allegheny Energy Inc.                         10,294       377,790
GPU Inc.                                       9,313       375,873
Ralston Purina Group                          11,331       371,657
Amerada Hess Corp.                             5,720       363,220
Starwood Hotels & Resorts Worldwide Inc.      16,385       360,470
Huntington Bancshares Inc.                    20,702       358,352
Edison International                          26,960       354,794
Kellogg Co.                                   11,795       353,850
Burlington Resources Inc.                     10,257       350,892
Popular Inc.                                  11,235       350,532
Bear Stearns Companies Inc.                    6,916       345,869
Willamette Industries Inc./(2)/                7,640       343,724
Aetna Inc./(1)/                               11,772       340,093
Office Depot Inc./(1)/                        24,728       336,301
Stilwell Financial Inc.                       17,108       333,606
Textron Inc.                                   9,905       332,907
Parker Hannifin Corp.                          9,633       330,412
Devon Energy Corp.                             9,587       329,793
Block (H & R) Inc.                             8,518       328,454
Constellation Energy Group Inc.               13,500       326,700
JDS Uniphase Corp./(1)(2)/                    51,487       325,398
Apache Corp.                                   7,542       324,306
SAFECO Corp.                                  10,534       319,496
Leggett & Platt Inc.                          16,205       315,997
TECO Energy Inc.                              11,206       303,683
Cooper Industries Inc.                         7,219       299,372
Vulcan Materials Co.                           6,923       299,074
TCF Financial Corp.                            6,447       296,949
Cablevision Systems Corp./(1)/                 7,236       296,242
Ultramar Diamond Shamrock Corp.                6,079       291,427
Broadwing Inc./(1)/                           18,020       289,762
ITT Industries Inc.                            6,378       285,734
Kmart Corp./(1)/                              40,491       283,032
Simon Property Group Inc.                     10,477       281,936
Toys R Us Inc./(1)/                           16,344       281,607
Campbell Soup Co.                              9,967       279,076
Dime Bancorp Inc.                              7,091       278,818
Pinnacle West Capital Corp.                    6,985       277,305
Sigma-Aldrich Corp.                            6,134       277,257
Compass Bancshares Inc.                       10,567       275,059
Servicemaster Co.                             24,716       274,100
Nike Inc. "B"                                  5,810       271,966
Thermo Electron Corp./(1)/                    14,978       270,353
Limited Inc.                                  28,294       268,793
Delta Air Lines Inc.                          10,146       267,347
Utilicorp United Inc.                          9,503       266,179
Archstone Communities Trust/(2)/              10,007       261,183
PACCAR Inc.                                    5,255       257,863

--------------------------------------------------------------------------------
iShares Schedules of Investments                                        page 161
iShares Russell 1000 Value Index Fund
Schedule of Investments (continued)
September 30, 2001 (Unaudited)

Security                                      Shares         Value
------------------------------------------------------------------
COMMON STOCKS (continued)
------------------------------------------------------------------
Whirlpool Corp.                                4,650  $    257,378
Radian Group Inc.                              6,677       257,065
Old Republic International Corp.               9,793       256,675
TRW Inc.                                       8,582       255,915
Nucor Corp.                                    6,411       254,517
Fluor Corp.                                    6,606       254,331
T Rowe Price Group Inc.                        8,660       253,738
DPL Inc.                                      10,429       253,633
American Water Works Inc.                      6,414       253,353
Banknorth Group Inc.                          11,303       252,283
Duke-Weeks Realty Corp.                       10,622       251,635
Engelhard Corp.                               10,818       249,896
Public Storage Inc.                            7,449       248,797
Apartment Investment & Management
  Co. "A"                                      5,463       247,255
Greenpoint Financial Corp.                     7,040       247,104
UST Inc.                                       7,422       246,410
Harrah's Entertainment Inc./(1)/               9,028       243,846
AMR Corp./(1)/                                12,730       243,652
Stanley Works (The)                            6,629       242,290
Sherwin-Williams Co.                          10,840       240,865
AvalonBay Communities Inc.                     5,035       240,421
Grainger (W.W.) Inc.                           6,173       239,821
Donnelley (R.R.) & Sons Co.                    8,859       239,636
Manor Care Inc./(1)/                           8,500       238,850
Health Management Associates Inc. "A"/(1)/    11,319       234,982
Molex Inc.                                     8,281       232,779
Kinder Morgan Inc.                             4,712       231,878
Edwards (A.G.) Inc.                            6,585       231,199
Eastman Chemical Co.                           6,357       230,759
PMI Group Inc. (The)                           3,668       228,847
Mercantile Bankshares Corp.                    5,750       228,275
Republic Services Inc. "A"/(1)/               13,994       226,703
Mead Corp.                                     8,173       226,229
Darden Restaurants Inc.                        8,584       225,330
Sunoco Inc.                                    6,321       225,028
Diebold Inc.                                   5,903       224,904
Boston Properties Inc.                         5,867       223,709
Kimco Realty Corp./(2)/                        4,592       222,942
Electronic Data Systems Corp.                  3,844       221,338
Astoria Financial Corp.                        3,730       221,040
Ashland Inc.                                   5,732       220,969
Northeast Utilities                           11,706       219,253
SCANA Corp.                                    8,634       219,131
CMS Energy Corp.                              10,932       218,640
Mirant Corp./(1)/                              9,962       218,168
Vornado Realty Trust                           5,467       217,040
Prologis Trust                                10,243       216,127
AmerisourceBergen Corp./(1)(2)/                3,046       216,114
Hilton Hotels Corp.                           27,420       215,247
Unisys Corp./(1)/                             24,809       214,846
Hibernia Corp. "A"                            13,086       213,956
VF Corp.                                       7,300       213,671
LSI Logic Corp./(1)/                          18,047       212,052
Avery Dennison Corp.                           4,470       211,476
Fidelity National Financial Inc.               7,832       210,602
SUPERVALU Inc.                                10,400       210,392
United Parcel Service Inc.                     4,032       209,583
Niagara Mohawk Holdings Inc./(1)/             12,339       209,393
Goodyear Tire & Rubber Co.                    11,352       209,217
National Semiconductor Corp./(1)/              9,485       209,144
Legg Mason Inc.                                5,255       208,939
AutoZone Inc./(1)/                             3,980       206,403
Cabot Corp.                                    5,169       206,243
Baxter International Inc.                      3,736       205,667
Wisconsin Energy Corp.                         9,125       205,313
Alliant Energy Corp./(2)/                      6,514       203,888
Bard (C.R.) Inc.                               3,938       202,453
Coca-Cola Enterprises Inc.                    13,194       202,396
Wendy's International Inc.                     7,576       201,900
Hillenbrand Industries Inc.                    3,710       200,229
Mylan Laboratories Inc.                        6,138       200,222
Eaton Corp.                                    3,381       200,189
Knight Ridder Inc.                             3,570       199,384
SPX Corp./(1)(2)/                              2,396       198,628
Allmerica Financial Corp.                      4,354       195,277
Commerce Bancshares Inc.                       5,174       194,646
NCR Corp./(1)/                                 6,564       194,623
Energy East Corp.                              9,648       194,021
Circuit City Stores Inc.                      16,144       193,728
Brown-Forman Corp. "B"                         3,065       193,647
Sovereign Bancorp Inc.                        20,355       193,373
Ross Stores Inc.                               6,593       192,845
Deluxe Corp.                                   5,578       192,664
Valley National Bancorp                        6,451       191,917
Dana Corp./(2)/                               12,196       190,258
Newmont Mining Corp.                           8,056       190,122
Pactiv Corp./(1)/                             13,106       189,906

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

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Schedule of Investments (continued)
September 30, 2001 (Unaudited)

Security                                      Shares         Value
------------------------------------------------------------------
COMMON STOCKS (continued)
------------------------------------------------------------------
Heller Financial Inc. "A"                      3,593  $    189,603
Rockwell International Corp.                  12,895       189,299
Smurfit-Stone Container Corp./(1)/            14,180       187,601
AutoNation Inc./(1)/                          21,109       185,548
Sonoco Products Co.                            7,871       184,969
Dun & Bradstreet Corp./(1)/                    6,602       184,856
Associated Bancorp                             5,450       184,700
NSTAR                                          4,372       183,187
IBP Inc.                                       7,745       183,169
Westvaco Corp.                                 7,125       183,113
Temple-Inland Inc.                             3,854       183,026
Golden State Bancorp Inc.                      6,017       182,917
First Virginia Banks Inc.                      3,980       182,284
Trigon Healthcare Inc./(1)/                    2,782       182,221
Vishay Intertechnology Inc./(1)/               9,894       182,050
International Flavors & Fragrances Inc.        6,563       181,729
Potomac Electric Power Co.                     8,262       181,434
McCormick & Co. Inc.                           3,960       181,368
Telephone & Data Systems Inc.                  1,911       180,207
Smithfield Foods Inc./(1)/                     8,532       179,599
Phelps Dodge Corp.                             6,489       178,448
Avnet Inc.                                     9,688       176,225
iStar Financial Inc.                           7,132       176,160
Conseco Inc./(1)(2)/                          24,192       175,634
Valero Energy Corp./(2)/                       5,003       175,605
ALLETE                                         6,838       175,326
Liberty Property Trust                         6,006       172,312
Conectiv Inc.                                  7,313       171,855
Bowater Inc.                                   3,902       171,766
Pall Corp.                                     8,812       171,393
Gemstar-TV Guide International Inc./(1)/       8,682       171,122
Arrow Electronics Inc./(1)(2)/                 8,162       170,259
Centex Corp./(2)/                              5,003       168,751
Humana Inc./(1)/                              13,931       168,008
Venator Group Inc./(1)/                       10,923       166,576
Health Care Property Investors Inc.            4,307       165,604
Manpower Inc.                                  6,259       164,799
Fox Entertainment Group Inc. "A"/(1)/          8,624       164,718
Hasbro Inc./(2)/                              11,735       164,290
Bemis Co.                                      4,102       163,465
Liz Claiborne Inc.                             4,334       163,392
Park Place Entertainment Corp./(1)/           22,158       162,418
Black & Decker Corp.                           5,129       160,025
Equitable Resources Inc.                       5,293       158,843
Zimmer Holdings Inc./(1)/                      5,698       158,120
American Power Conversion Corp./(1)/          13,480       157,446
Crescent Real Estate Equities Co.              7,337       157,379
Brinker International Inc./(1)/                6,613       156,199
Martin Marietta Materials Inc.                 3,982       155,736
Pacific Century Financial Corp.                6,657       155,574
Intuit Inc./(1)/                               4,344       155,515
Triad Hospitals Inc./(1)/                      4,387       155,300
Lennar Corp.                                   4,286       154,467
ADC Telecommunications Inc./(1)/              44,252       154,439
Goodrich (B.F.) Co.                            7,923       154,340
Scripps (E.W.) Company                         2,518       153,371
Puget Energy Inc.                              7,126       153,138
Ceridian Corp./(1)/                           10,560       153,120
Fulton Financial Corp.                         6,809       152,181
FirstMerit Corp.                               6,463       151,687
National Fuel Gas Co.                          6,540       150,616
Protective Life Corp.                          5,188       150,452
General Growth Properties Inc.                 4,321       150,241
Washington Post Company (The) "B"                289       150,222
Rockwell Collins                              10,419       147,950
UnionBanCal Corporation                        4,355       147,373
Lamar Advertising Co./(1)/                     4,856       147,234
Unitrin Inc.                                   3,834       146,535
CarrAmerica Realty Corp./(2)/                  4,864       145,725
Transatlantic Holdings Inc.                    1,725       145,694
Hormel Foods Corp.                             6,152       145,310
Noble Affiliates Inc.                          4,665       144,568
NICOR Inc.                                     3,730       144,538
BancWest Corporation                           4,137       144,505
Health Net Inc./(1)/                           7,511       144,361
Service Corp. International/(1)(2)/           23,906       143,914
Readers Digest Association Inc. (The)
  "A"                                          7,776       143,001
Harris Corp.                                   4,478       142,490
AMB Property Corp.                             5,782       141,659
Valassis Communications Inc./(1)/              4,420       141,042
OGE Energy Corp./(2)/                          6,424       140,493
Roslyn Bancorp Inc.                            7,525       139,288
Navistar International Corp./(1)/              4,896       138,312
Visteon Corp.                                 10,772       137,343
Valspar Corp.                                  4,082       136,502
City National Corp.                            3,161       136,397
Apogent Technologies Inc./(1)/                 5,664       135,370
Newport News Shipbuilding Inc.                 2,011       135,139

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

iShares Russell 1000 Value Index Fund
Schedule of Investments (continued)
September 30, 2001 (Unaudited)

Security                                      Shares         Value
------------------------------------------------------------------
COMMON STOCKS (continued)
------------------------------------------------------------------
Sky Financial Group Inc.                       6,780  $    134,922
Webster Financial Corp.                        4,072       134,213
Catellus Development Corp./(1)/                7,676       134,176
Lear Corp./(1)/                                4,948       133,695
MONY Group Inc.                                4,032       133,540
Kansas City Power & Light Co./(2)/             5,100       133,059
Host Marriott Corp./(2)/                      18,867       133,012
Lubrizol Corp.                                 4,200       132,720
Georgia-Pacific (Timber Group)                 3,660       132,565
Wilmington Trust Corp.                         2,381       131,431
MDU Resources Group Inc.                       5,609       131,082
Tech Data Corp./(1)/                           3,414       129,391
Outback Steakhouse Inc./(1)/                   5,023       128,639
Omnicare Inc.                                  5,870       128,142
Synovus Financial Corp.                        4,628       127,733
Old National Bancorp                           4,889       127,114
Borders Group Inc./(1)/                        6,631       126,984
Westwood One Inc./(1)/                         5,707       126,981
Autoliv Inc.                                   8,063       126,912
CVS Corp.                                      3,809       126,459
Adelphia Communications Corp. "A"/(1)(2)/      5,695       126,429
Questar Corp.                                  6,254       126,206
Tektronix Inc./(1)/                            7,202       125,963
Energizer Holdings Inc./(1)/                   7,561       125,664
Bausch & Lomb Inc.                             4,420       125,086
Vectren Corporation                            5,582       124,981
Nordstrom Inc.                                 8,640       124,848
Hospitality Properties Trust                   5,154       124,108
New Plan Excel Realty Trust                    7,190       122,949
Autodesk Inc.                                  3,820       122,469
Applera Corp. - Celera Genomics Group/(1)/     5,065       122,066
Arden Realty Inc.                              4,773       122,046
Commerce Bancorp Inc.                          1,794       121,992
Barnes & Noble Inc./(1)(2)/                    3,349       120,899
Mohawk Industries Inc./(1)/                    3,283       120,650
Staples Inc./(1)/                              8,968       119,454
Washington Federal Inc.                        4,768       119,438
Brunswick Corp.                                7,231       119,095
Boise Cascade Corp.                            4,014       118,413
Alberto-Culver Co. "B"/(2)/                    3,039       118,187
Pulte Corp./(2)/                               3,823       117,175
Hubbell Inc. "B"                               3,989       116,319
KEMET Corp./(1)/                               7,060       116,208
Pioneer Natural Resources Co./(1)/             8,118       115,519
Citizen Communications Co./(1)(2)/            12,240       115,056
Rouse Co./(2)/                                 4,760       115,049
Solectron Corp./(1)(2)/                        9,865       114,927
Cullen/Frost Bankers Inc.                      4,253       114,618
Charter Communications Inc./(1)(2)/            9,242       114,416
GATX Corporation                               3,398       114,309
Markel Corp./(1)/                                575       112,125
Atmel Corp./(1)/                              16,748       111,877
Viad Corp.                                     5,824       111,704
Plum Creek Timber Co. Inc./(2)/                4,166       111,274
Pentair Inc.                                   3,609       111,049
MGM Grand Inc./(1)(2)/                         4,929       110,804
IDACorp Inc.                                   3,084       110,284
Security Capital Group "B"/(1)/                5,874       109,903
HCC Insurance Holdings Inc.                    4,161       109,434
Compuware Corp./(1)/                          13,091       109,048
Quantum DLT & Storage Group/(1)/              13,353       108,960
Helmerich & Payne Inc.                         4,169       108,811
OM Group Inc.                                  1,973       108,515
Mack-Cali Realty Corp.                         3,491       108,221
Constellation Brands Inc./(1)/                 2,596       108,149
Galileo International Inc.                     5,189       107,724
HON Industries Inc.                            4,877       107,099
American Tower Corp./(1)(2)/                   7,693       106,856
Snap-On Inc.                                   4,781       106,760
SCI Systems Inc./(1)/                          5,880       105,840
Homestake Mining Company                      11,356       105,611
Monsanto Company                               3,127       105,474
Teleflex Inc.                                  2,796       104,542
Reynolds & Reynolds Co. "A"                    4,472       104,198
PepsiAmericas Inc.                             6,919       103,439
Belo (A.H.) Corp.                              6,442       103,330
USX-U.S. Steel Group Inc.                      7,318       102,306
Meredith Corp.                                 3,177       102,077
Payless Shoesource Inc./(1)(2)/                1,835       100,558
Lyondell Chemical Co.                          8,762       100,325
Conexant Systems Inc./(1)/                    11,876        98,571
Clayton Homes Inc.                             8,066        98,405
Openwave Systems Inc./(1)/                     7,678        97,895
D.R. Horton Inc.                               4,682        97,667
Western Resources Inc.                         5,810        96,156
Jacobs Engineering Group Inc./(1)(2)/          1,529        95,410
Rite Aid Corp./(1)(2)/                        12,252        94,585
Henry Schein Inc./(1)/                         2,450        94,570

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

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Schedule of Investments (continued)
September 30, 2001 (Unaudited)

Security                                      Shares         Value
------------------------------------------------------------------
COMMON STOCKS (continued)
------------------------------------------------------------------
Precision Castparts Corp.                      4,248  $     94,306
Ocean Energy Inc.                              5,774        94,116
Crane Co.                                      4,286        93,949
FMC Corp./(1)/                                 1,895        92,836
Cummins Engine Company Inc.                    2,795        92,235
CNF Transportation Inc.                        4,027        91,936
Leucadia National Corp.                        2,946        91,915
Dow Jones & Co. Inc./(2)/                      2,023        91,905
Allied Capital Corp.                           4,019        91,432
Tyson Foods Inc. "A"/(2)/                      9,072        90,901
Massey Energy Co.                              6,087        89,175
Six Flags Inc./(1)/                            7,106        86,906
Reebok International Ltd./(1)/                 4,181        86,547
BMC Software Inc./(1)/                         6,748        85,700
Lafarge Corp.                                  2,549        85,137
Coors (Adolf) Company "B"                      1,881        84,645
ICN Pharmaceuticals Inc.                       3,210        84,583
Mercury General Corp.                          2,122        84,243
Universal Health Services Inc. "B"/(1)/        1,704        83,155
Allegheny Technologies Inc.                    6,172        82,273
Trustmark Corp.                                3,674        82,224
Hudson City Bancorp Inc.                       3,439        82,192
UAL Corp.                                      4,453        81,312
Mandalay Resort Group Inc./(1)/                5,006        81,247
Allied Waste Industries Inc./(1)/              6,355        81,026
Polo Ralph Lauren Corp./(1)/                   4,313        80,869
USA Networks Inc./(1)/                         4,435        79,741
McClatchy Co. (The) "A"                        1,884        79,128
Crown Castle International Corp./(1)(2)/       8,663        77,967
American Financial Group Inc.                  3,493        77,545
Steelcase Inc.                                 6,061        76,187
Gateway Inc./(1)/                             13,952        76,038
Alleghany Corp./(1)/                             378        75,222
Entercom Communications Corp./(1)/             2,197        74,698
E*trade Group Inc./(1)(2)/                    12,231        73,998
Nationwide Financial Services Inc.             1,987        73,877
Hercules Inc./(1)(2)/                          8,934        73,705
Big Lots Inc.                                  8,786        72,836
Extended Stay America Inc./(1)/                5,025        72,712
Louis Dreyfus Natural Gas Corp./(1)/           1,864        72,510
Ingram Micro Inc. "A"/(1)/                     5,608        72,343
Neiman-Marcus Group Inc. "A"/(1)/              2,924        71,492
Reliant Resources Inc./(1)/                    4,387        71,069
Winn-Dixie Stores Inc.                         6,201        71,001
Ethan Allen Interiors Inc.                     2,572        70,730
Great Lakes Chemical Corp.                     3,200        70,720
Harte-Hanks Inc.                               3,179        68,794
EOG Resources Inc.                             2,375        68,709
3Com Corp./(1)/                               18,268        68,505
American National Insurance Co.                  845        68,445
Enterasys Networks Inc./(1)/                  10,592        68,318
Quintiles Transnational Corp./(1)/             4,670        68,182
Continental Airlines Inc. "B"/(1)(2)/          4,509        67,635
Pogo Producing Co.                             2,875        67,563
AK Steel Holding Corp.                         7,863        66,442
Jones Apparel Group Inc./(1)/                  2,577        65,688
Advanced Micro Devices Inc./(1)/               7,977        65,013
Interpublic Group of Companies Inc.            3,156        64,382
AVX Corp./(2)/                                 3,954        64,332
Storage Technology Corp./(1)/                  5,050        63,378
Erie Indemnity Co. "A"                         1,599        63,240
Moody's Corp.                                  1,697        62,789
Cablevision Systems Corporation -
  Rainbow Media Group/(1)(2)/                  3,075        62,269
Tidewater Inc.                                 2,321        61,947
Radio One Inc. "D"/(1)/                        5,358        61,831
Provident Financial Group Inc.                 2,443        61,686
Weatherford International Inc./(1)/            2,398        61,173
WorldCom Inc. - MCI Group/(2)/                 3,974        60,524
Black Hills Corp.                              1,978        60,369
Network Associates Inc./(1)(2)/                4,677        60,287
Neuberger Berman Inc.                          1,714        59,784
St. Joe Company (The)                          2,271        58,705
Solutia Inc.                                   4,716        58,478
International Speedway Corp. "A"               1,675        58,340
Insight Communications Co. Inc./(1)/           3,157        58,089
Packaging Corporation of America/(1)/          3,746        57,876
Acxiom Corp./(1)/                              6,137        57,688
Dentsply International Inc.                    1,230        56,506
Hispanic Broadcasting Corp./(1)/               3,493        56,237
Callaway Golf Co.                              4,341        55,565
Danaher Corp./(2)/                             1,176        55,484
Cypress Semiconductor Corp./(1)(2)/            3,672        54,566
CNA Financial Corp./(1)(2)/                    1,964        53,107
Maytag Corp.                                   2,111        52,015
Level 3 Communications Inc./(1)(2)/           13,600        51,408
UTStarcom Inc./(1)/                            3,163        51,399
WebMD Corp./(1)/                              11,895        50,673

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iShares Schedules of Investments                                        page 165
iShares Russell 1000 Value Index Fund
Schedule of Investments (continued)
September 30, 2001 (Unaudited)

Security                                      Shares         Value
--------------------------------------------------------------------
COMMON STOCKS (continued)
--------------------------------------------------------------------
Advanced Fibre Communications Inc./(1)/          3,454    $   50,463
EarthLink Inc./(1)/                              3,279        49,939
Beckman Coulter Inc.                             1,127        49,870
Saks Inc./(1)/                                   9,957        49,785
Pride International Inc./(1)/                    4,763        49,535
Reinsurance Group of America Inc.                1,446        49,323
Dynegy Inc. "A"                                  1,383        47,921
Iron Mountain Inc./(1)/                          1,116        46,258
21st Century Insurance Group                     2,627        46,235
United Rentals Inc./(1)/(2)/                     2,663        46,176
People's Bank                                    2,035        45,177
Williams Communications Group Inc./(1)/         38,124        44,986
Grant Prideco Inc./(1)/                          7,223        43,988
Blockbuster Inc./(2)/                            2,008        43,975
NTL Inc./(1)(2)/                                14,017        43,453
United States Cellular Corp./(1)(2)/               864        42,768
Diamond Offshore Drilling Inc./(2)/              1,693        42,697
Estee Lauder Companies Inc. "A"                  1,262        41,835
DaVita Inc./(1)/                                 2,043        41,575
Maxtor Corp./(1)(2)/                            11,632        41,526
St. Jude Medical Inc./(1)/                         592        40,522
PanAmSat Corp./(1)/                              1,711        39,901
Vignette Corp./(1)/                             11,221        39,722
Agere Systems Inc./(1)/                          9,598        39,640
Noble Drilling Corp./(1)/                        1,534        36,816
KPMG Consulting Inc./(1)/                        3,385        36,592
Liberty Financial Companies Inc.                 1,150        36,512
ENSCO International Inc.                         2,434        35,585
Pepsi Bottling Group Inc.                          764        35,197
Hollinger International Inc.                     3,331        34,975
McLeodUSA Inc. "A"/(1)/                         45,338        34,910
Emmis Communications Corp./(1)(2)/               2,416        34,839
Wesco Financial Corp.                              117        33,942
Medicis Pharmaceutical Corp. "A"/(1)/              677        33,836
Metro-Goldwyn-Mayer Inc./(1)/                    1,940        32,883
TeleCorp PCS Inc./(1)/                           2,885        31,879
Murphy Oil Corp.                                   426        30,825
Ecolab Inc.                                        844        30,663
Global Marine Inc./(1)/                          2,150        30,100
Mediacom Communications Corp./(1)(2)/            2,209        28,783
Global Industries Ltd./(1)/                      5,216        28,427
Amkor Technology Inc./(1)/                       2,597        27,320
Arch Coal Inc.                                   1,745        27,222
Forest Oil Corp./(1)/                            1,033        25,618
Weis Markets Inc.                                  920        25,576
Hearst-Argyle Television Inc./(1)/               1,384        24,220
RSA Security Inc./(1)/                           1,787        24,053
SanDisk Corp./(1)/                               2,428        23,940
Northwest Airlines Corp. "A"/(1)/                2,041        23,288
John Nuveen Co. "A"                                512        22,624
Sepracor Inc./(1)(2)/                              622        22,330
Aquila Inc./(1)/                                 1,024        22,323
CNET Networks Inc./(1)/                          5,191        22,321
Varco International Inc./(1)(2)/                 1,813        21,901
Sycamore Networks Inc./(1)/                      6,286        21,875
CMGI Inc./(1)(2)/                               21,475        21,475
Palm Inc./(1)/                                  14,120        20,615
Knight Trading Group Inc./(1)/                   2,653        20,455
U.S. Airways Group Inc./(1)(2)/                  4,213        19,590
American Standard Companies Inc./(1)/              340        18,700
Ariba Inc./(1)/                                 10,032        18,660
Rowan Companies Inc./(1)/                        1,465        18,137
Acterna Corp./(1)/                               5,625        17,887
Cephalon Inc./(1)/                                 346        17,258
Tootsie Roll Industries Inc.                       432        16,528
Riverstone Networks Inc./(1)/                    3,146        16,517
Entravision Communications Corp./(1)/            1,889        16,151
TD Waterhouse Group Inc./(1)/                    2,613        16,044
Quanta Services Inc./(1)(2)/                     1,104        15,732
DST Systems Inc./(1)/                              362        15,656
Instinet Group Inc./(1)/                         1,588        15,547
SkyWest Inc.                                       914        15,282
Nextel Partners Inc. "A"/(1)/                    2,214        14,900
Ticketmaster Online-CitySearch Inc.
  "B"/(1)/                                       1,347        13,941
Sealed Air Corp./(1)(2)/                           372        13,574
Capstone Turbine Corp./(1)/                      2,245        13,560
Peabody Energy Corp./(2)/                          550        13,255
Metromedia Fiber Network Inc. "A"/(1)/          35,931        12,217
ONI Systems Inc./(1)/                            2,951        11,893
Cerner Corp./(1)/                                  238        11,781
Certegy Inc./(1)(2)/                               430        11,163
NRG Energy Inc./(1)/                               679        11,007
Sybase Inc./(1)/                                 1,107        10,295
Newfield Exploration Co./(1)/                      311         9,081
Integrated Device Technology Inc./(1)/             450         9,054
Vitesse Semiconductor Corp./(1)(2)/              1,052         8,153
Infonet Services Corp. "B" ADR/(1)/              3,778         8,123
Cirrus Logic Inc./(1)/                             974         7,227

--------------------------------------------------------------------------------
page 166                                                               i|Shares
iShares Russell 1000 Value Index Fund
Schedule of Investments (continued)
September 30, 2001 (Unaudited)

                                             Shares or
Security                                     Principal         Value
--------------------------------------------------------------------

COMMON STOCKS (continued)
--------------------------------------------------------------------
Valhi Inc.                                         514     $   6,836
Aviron/(1)/                                        217         5,401
TIBCO Software Inc./(1)/                           639         4,690
Allegiance Telecom Inc./(1)/                     1,383         4,163
Global Power Equipment Group Inc./(1)/             258         3,922
Talbots Inc. (The)                                 173         3,884
DoubleClick Inc./(1)/                              607         3,460
Inrange Technologies Corp./(1)(2)/                 260         1,544
At Home Corp. "A"/(1)/                           9,943         1,491
Tellium Inc./(1)(2)/                               264         1,302
--------------------------------------------------------------------

TOTAL COMMON STOCKS
(Cost: $465,865,828)                                     412,275,445
--------------------------------------------------------------------

SHORT TERM INSTRUMENTS - 3.67%
--------------------------------------------------------------------
Dreyfus Money Market Fund/(3)/              $5,455,224     5,455,224
Goldman Sachs Financial Square Prime
  Obligation Fund/(3)/                       2,743,598     2,743,598
Providian Temp Cash Money Market Fund/(3)/   6,960,114     6,960,114
--------------------------------------------------------------------

TOTAL SHORT TERM INSTRUMENTS
(Cost: $15,158,936)                                       15,158,936
--------------------------------------------------------------------

REPURCHASE AGREEMENT - 0.05%
--------------------------------------------------------------------
Investors Bank &Trust Tri-Party Repurchase
   Agreement, dated 09/28/01, due
   10/01/01, with a maturity value of
   $200,744 and an effective yield of
   2.90%                                       200,695       200,695
--------------------------------------------------------------------

TOTAL REPURCHASE AGREEMENT
(Cost: $200,695)                                             200,695
--------------------------------------------------------------------

TOTAL INVESTMENTS IN SECURITIES -- 103.53%
(Cost $481,225,459)                                      427,635,076
--------------------------------------------------------------------

Other Assets, Less Liabilities -- (3.53%)                (14,573,105)
--------------------------------------------------------------------

NET ASSETS -- 100.00%                                   $413,061,971
====================================================================

 /(1)/  Non-income earning securities.
 /(2)/  Denotes all or part of security on loan. See Note 5.
 /(3)/ Represents investment of collateral received from securities lending transactions. See Note 5.

See notes to financial statements.


--------------------------------------------------------------------------------
iShares Schedules of Investments                                       page 167
iShares Russell Midcap Index Fund
Schedule of Investments
September 30, 2001 (Unaudited)

Security                                      Shares        Value
-----------------------------------------------------------------

COMMON STOCKS - 99.76%
-----------------------------------------------------------------
USA Education Inc./(2)/                        2,594    $ 215,069
Equity Office Properties Trust                 6,681      213,792
Albertson's Inc.                               6,555      208,973
Raytheon Co.                                   5,619      195,260
ConAgra Foods Inc.                             8,690      195,090
Guidant Corp./(1)/                             4,919      189,382
McKesson HBOC Inc.                             4,617      174,476
Avon Products Inc.                             3,622      167,517
KeyCorp                                        6,875      165,963
Comerica Inc.                                  2,875      159,275
AON Corp.                                      3,761      157,962
Xcel Energy Inc.                               5,579      157,049
Becton Dickinson & Co.                         4,182      154,734
Masco Corp.                                    7,448      152,237
FPL Group Inc.                                 2,841      152,136
Pitney Bowes Inc.                              3,975      151,845
Progress Energy Inc.                           3,515      151,110
TJX Companies Inc.                             4,508      148,313
Occidental Petroleum Corp.                     6,040      147,014
Ralston Purina Group                           4,375      143,500
Public Service Enterprise Group Inc.           3,370      143,394
Genzyme Corp. - General Division/(1)/          3,152      143,164
Deere & Co.                                    3,799      142,880
SouthTrust Corp.                               5,584      142,224
Air Products & Chemicals Inc.                  3,680      141,974
Lincoln National Corp.                         3,038      141,662
May Department Stores Co.                      4,837      140,370
Consolidated Edison Inc./(2)/                  3,436      139,914
St. Paul Companies Inc.                        3,384      139,488
VeriSign Inc./(1)(2)/                          3,286      137,683
Progressive Corporation                        1,019      136,444
Northrop Grumman Corp.                         1,327      134,027
USX-Marathon Group Inc.                        4,993      133,563
Biogen Inc./(1)/                               2,401      133,448
FirstEnergy Corp.                              3,626      130,355
Wrigley (William Jr.) Co.                      2,526      129,584
Unocal Corp.                                   3,941      128,083
Biomet Inc.                                    4,359      127,501
Equity Residential Properties Trust            2,177      127,137
PPG Industries Inc.                            2,719      124,394
Interpublic Group of Companies Inc.            6,071      123,848
MedImmune Inc./(1)/                            3,461      123,315
Best Buy Co. Inc./(1)/                         2,670      121,351
Golden West Financial Corp.                    2,077      120,674
MBIA Inc.                                      2,400      120,000
King Pharmaceuticals Inc./(1)/                 2,848      119,474
IMS Health Inc.                                4,763      119,313
Bed Bath & Beyond Inc./(1)/                    4,679      119,127
Archer-Daniels-Midland Co.                     9,441      118,862
Kellogg Co.                                    3,897      116,910
Burlington Resources Inc.                      3,415      116,827
Stryker Corp.                                  2,178      115,216
Block (H & R) Inc.                             2,980      114,909
DTE Energy Co.                                 2,662      114,599
AmerisourceBergen Corp./(1)(2)/                1,601      113,591
Wellpoint Health Networks Inc./(1)/            1,028      112,206
Entergy Corp.                                  3,121      110,983
Synovus Financial Corp.                        3,984      109,958
Praxair Inc.                                   2,610      109,620
Jefferson-Pilot Corp.                          2,460      109,421
Mattel Inc./(1)/                               6,966      109,088
CSX Corp.                                      3,450      108,675
AmSouth Bancorp                                5,959      107,679
Delphi Automotive Systems Corp.                9,054      106,384
Regions Financial Corp.                        3,682      106,263
Georgia-Pacific Corp.                          3,685      106,091
SunGard Data Systems Inc./(1)/                 4,507      105,329
Boston Scientific Corp./(1)/                   5,092      104,386
Marriott International Inc. "A"                3,120      104,208
Fiserv Inc./(1)/                               3,019      103,250
Clorox Co.                                     2,789      103,193
Healthsouth Corp./(1)/                         6,329      102,910
Charter One Financial Inc.                     3,641      102,746
Norfolk Southern Corp.                         6,233      100,476
M&T Bank Corp.                                 1,352      100,048
MGIC Investment Corp.                          1,530       99,970
Intuit Inc./(1)/                               2,791       99,918
Dover Corp.                                    3,290       99,062
New York Times Co. "A"                         2,537       99,019
Hershey Foods Corp.                            1,513       98,905
Marshall & Ilsley Corp.                        1,741       98,697
Staples Inc./(1)/                              7,398       98,541
Altera Corp./(1)/                              5,877       96,265
St. Jude Medical Inc./(1)/                     1,403       96,035
Franklin Resources Inc.                        2,765       95,863
Union Planters Corp.                           2,221       95,281
PG&E Corp.                                     6,262       95,182
KLA-Tencor Corp./(1)/                          3,004       94,866

--------------------------------------------------------------------------------
page 168                                                                i|Shares
iShares Russell Midcap Index Fund
Schedule of Investments (continued)
September 30, 2001 (Unaudited)

Security                                      Shares        Value
-----------------------------------------------------------------

COMMON STOCKS (continued)
-----------------------------------------------------------------
Immunex Corp./(1)/                               5,067    $  94,652
Moody's Corp.                                    2,558       94,646
Kerr-McGee Corp.                                 1,817       94,320
Watson Pharmaceuticals Inc./(1)/                 1,714       93,773
Lexmark International Group Inc. "A"/(1)/        2,092       93,533
Tricon Global Restaurants Inc./(1)/              2,380       93,344
Penney (J.C.) Company Inc.                       4,257       93,228
Newell Rubbermaid Inc./(2)/                      4,103       93,179
Electronic Arts Inc./(1)(2)/                     2,036       92,984
Adobe Systems Inc.                               3,865       92,683
Johnson Controls Inc.                            1,415       92,315
Starbucks Corp./(1)/                             6,168       92,150
Cincinnati Financial Corp.                       2,198       91,481
R.J. Reynolds Tobacco Holdings Inc.              1,584       90,510
Xerox Corp.                                     11,592       89,838
IDEC Pharmaceuticals Corp./(1)(2)/               1,800       89,226
Genuine Parts Co.                                2,788       88,826
Apple Computer Inc./(1)/                         5,678       88,066
UNUMProvident Corp.                              3,479       87,845
UST Inc.                                         2,640       87,648
Apache Corp.                                     2,022       86,946
Gilead Sciences Inc./(1)/                        1,543       86,670
Ingersoll-Rand Co.                               2,558       86,460
National Commerce Financial Corp.                3,312       86,443
Computer Sciences Corp./(1)/                     2,600       86,242
Ameren Corp./(2)/                                2,219       85,210
Countrywide Credit Industries Inc.               1,927       84,653
Applera Corp. - Applied Biosystems Group         3,419       83,424
Sempra Energy                                    3,350       82,913
Federated Department Stores Inc./(1)/            2,937       82,823
Rohm & Haas Co. "A"                              2,515       82,391
Health Management Associates Inc. "A"/(1)/       3,967       82,355
Fortune Brands Inc.                              2,457       82,309
Ambac Financial Group Inc.                       1,472       80,533
Zions Bancorp                                    1,497       80,329
Cinergy Corp.                                    2,572       79,398
Torchmark Corp.                                  2,021       78,819
NiSource Inc.                                    3,348       78,042
Telephone & Data Systems Inc.                      826       77,892
North Fork Bancorp                               2,615       77,770
PPL Corp.                                        2,361       76,969
Convergys Corp./(1)/                             2,763       76,673
CenturyTel Inc.                                  2,280       76,380
First Tennessee National Corp.                   2,058       76,146
Waters Corp./(1)/                                2,115       75,654
Cintas Corp.                                     1,870       75,361
Ecolab Inc.                                      2,069       75,167
Newmont Mining Corp.                             3,173       74,883
Avery Dennison Corp.                             1,577       74,608
KeySpan Corp.                                    2,238       74,391
Allegheny Energy Inc.                            2,020       74,134
GPU Inc.                                         1,829       73,818
Danaher Corp./(2)/                               1,551       73,176
Willamette Industries Inc./(2)/                  1,613       72,569
RadioShack Corp.                                 2,957       71,707
AutoZone Inc./(1)/                               1,378       71,463
Express Scripts Inc. "A"/(1)/                    1,282       71,151
Amerada Hess Corp.                               1,117       70,929
Starwood Hotels & Resorts Worldwide Inc.         3,220       70,840
Sanmina Corp./(1)/                               5,191       70,494
Huntington Bancshares Inc.                       4,062       70,313
Stilwell Financial Inc.                          3,570       69,615
Quest Diagnostics Inc./(1)/                      1,126       69,474
Edison International                             5,275       69,419
Popular Inc.                                     2,204       68,765
Bear Stearns Companies Inc.                      1,360       68,014
Knight Ridder Inc.                               1,212       67,690
Cadence Design Systems Inc./(1)/                 4,021       66,950
Eaton Corp.                                      1,127       66,730
Aetna Inc./(1)/                                  2,309       66,707
Kinder Morgan Inc./(2)/                          1,351       66,483
Family Dollar Stores Inc.                        2,405       66,186
Mylan Laboratories Inc.                          2,028       66,153
Vulcan Materials Co.                             1,528       66,010
Pepsi Bottling Group Inc.                        1,431       65,926
Office Depot Inc./(1)/                           4,829       65,674
LSI Logic Corp./(1)/                             5,580       65,565
Textron Inc.                                     1,944       65,338
Parker Hannifin Corp.                            1,891       64,861
Devon Energy Corp.                               1,882       64,741
Constellation Energy Group Inc.                  2,646       64,033
Human Genome Sciences Inc./(1)/                  2,063       63,767
Molex Inc.                                       2,265       63,669
Millennium Pharmaceuticals Inc./(1)/             3,557       63,172
Novellus Systems Inc./(1)/                       2,200       62,832
Chiron Corp./(1)/                                1,416       62,828
SAFECO Corp.                                     2,067       62,692
Broadcom Corp. "A"/(1)/                          3,088       62,686

--------------------------------------------------------------------------------
iShares Schedules of Investments                                       page 169
iShares Russell Midcap Index Fund
Schedule of Investments (continued)
September 30, 2001 (Unaudited)

Security                                      Shares        Value
-----------------------------------------------------------------

COMMON STOCKS (continued)
-----------------------------------------------------------------
National Semiconductor Corp./(1)/              2,838  $    62,578
Caremark Rx Inc./(1)/                          3,746       62,483
Leggett & Platt Inc.                           3,184       62,088
Univision Communications Inc./(1)/             2,703       62,034
Laboratory Corp. of America Holdings/(1)/        766       61,931
Andrx Group/(1)/                                 944       61,284
Citrix Systems Inc./(1)(2)/                    3,031       60,014
TECO Energy Inc.                               2,198       59,566
Apollo Group Inc. "A"/(1)(2)/                  1,405       59,052
Cooper Industries Inc.                         1,420       58,887
TCF Financial Corp.                            1,269       58,450
Cablevision Systems Corp./(1)/                 1,423       58,258
Sabre Holdings Corp./(1)/                      2,167       57,946
Microchip Technology Inc./(1)/                 2,149       57,593
Ultramar Diamond Shamrock Corp.                1,197       57,384
Broadwing Inc./(1)/                            3,539       56,907
Comverse Technology Inc./(1)/                  2,769       56,709
IVAX Corporation/(1)(2)/                       2,552       56,578
BJ's Wholesale Club Inc./(1)/                  1,183       56,323
ITT Industries Inc.                            1,255       56,224
Nike Inc. "B"                                  1,201       56,219
Invitrogen Corp./(1)(2)/                         849       55,830
Estee Lauder Companies Inc. "A"                1,675       55,526
Kmart Corp./(1)/                               7,927       55,410
Teradyne Inc.(1)                               2,840       55,380
Imclone Systems Inc./(1)(2)/                     979       55,362
Toys R Us Inc./(1)/                            3,212       55,343
Simon Property Group Inc.                      2,056       55,327
Dime Bancorp Inc.                              1,395       54,851
Sigma-Aldrich Corp.                            1,208       54,602
Pinnacle West Capital Corp.                    1,374       54,548
Compass Bancshares Inc.                        2,073       53,960
Coca-Cola Enterprises Inc.                     3,516       53,935
Servicemaster Co.                              4,846       53,742
Thermo Electron Corp./(1)/                     2,935       52,977
American Standard Companies Inc./(1)/            961       52,855
Limited Inc.                                   5,535       52,583
Delta Air Lines Inc.                           1,991       52,463
Utilicorp United Inc.                          1,866       52,267
Harrah's Entertainment Inc./(1)/               1,922       51,913
International Game Technology Inc./(1)/        1,216       51,680
McCormick & Co. Inc.                           1,122       51,388
Archstone Communities Trust/(2)/               1,964       51,260
Noble Drilling Corp./(1)/                      2,135       51,240
Tiffany & Co.                                  2,358       51,051
Equifax Inc.                                   2,327       50,961
Radian Group Inc.                              1,314       50,589
Affiliated Computer Services Inc. "A"/(1)(2)/    621       50,556
Dollar General Corp.                           4,320       50,544
Old Republic International Corp.               1,922       50,376
PACCAR Inc.                                    1,026       50,346
TRW Inc.                                       1,686       50,277
Whirlpool Corp.                                  908       50,258
Cytyc Corp./(1)/                               1,870       50,135
Nucor Corp.                                    1,262       50,101
Fluor Corp.                                    1,300       50,050
Darden Restaurants Inc.                        1,904       49,980
Robert Half International Inc./(1)/            2,496       49,945
American Water Works Inc.                      1,262       49,849
T Rowe Price Group Inc.                        1,701       49,839
DPL Inc.                                       2,046       49,759
SPX Corp./(1)/                                   600       49,740
Sealed Air Corp./(1)(2)/                       1,358       49,553
Banknorth Group Inc.                           2,217       49,483
Duke-Weeks Realty Corp.                        2,084       49,370
EOG Resources Inc./(2)/                        1,696       49,065
Engelhard Corp.                                2,123       49,041
Public Storage Inc.                            1,465       48,931
Brocade Communications System Inc./(1)/        3,482       48,852
Greenpoint Financial Corp.                     1,385       48,614
Apartment Investment & Management
  Co. "A"                                      1,067       48,292
AdvancePCS/(1)/                                  672       48,236
Yahoo! Inc./(1)/                               5,471       48,200
BMC Software Inc./(1)/                         3,785       48,069
AMR Corp./(1)/                                 2,496       47,773
Stanley Works (The)                            1,304       47,661
Georgia-Pacific (Timber Group)                 1,307       47,340
Sherwin-Williams Co.                           2,127       47,262
Grainger (W.W.) Inc.                           1,215       47,203
BJ Services Co./(1)/                           2,649       47,126
DST Systems Inc./(1)/                          1,089       47,099
Donnelley (R.R.) & Sons Co.                    1,740       47,067
AvalonBay Communities Inc.                       983       46,938
Manor Care Inc./(1)/                           1,670       46,927
Rite Aid Corp./(1)(2)/                         6,026       46,521
Bisys Group Inc./(1)(2)/                         877       46,499
Jones Apparel Group Inc./(1)/                  1,813       46,213

--------------------------------------------------------------------------------

  page 170                                                              i|Shares
iShares Russell Midcap Index Fund
Schedule of Investments (continued)
September 30, 2001 (Unaudited)


Security                                      Shares        Value
-----------------------------------------------------------------

COMMON STOCKS (continued)
-----------------------------------------------------------------
Gallagher (Arthur J.) & Co.                    1,365  $    46,205
Intersil Holding Corp./(1)/                    1,652       46,124
Avaya Inc./(1)/                                4,615       45,688
Oxford Health Plans Inc./(1)/                  1,608       45,667
Advanced Micro Devices Inc./(1)/               5,593       45,583
Edwards (A.G.) Inc.                            1,296       45,503
Eastman Chemical Co.                           1,251       45,411
NVIDIA Corp./(1)(2)/                           1,652       45,380
Sepracor Inc./(1)(2)/                          1,264       45,378
Ocean Energy Inc.                              2,767       45,102
Mercantile Bankshares Corp.                    1,133       44,980
Compuware Corp./(1)/                           5,389       44,890
PMI Group Inc. (The)                             716       44,671
Unisys Corp./(1)/                              5,151       44,608
ADC Telecommunications Inc./(1)/              12,768       44,560
Republic Services Inc. "A"/(1)/                2,743       44,437
Mead Corp.                                     1,605       44,426
Citizen Communications Co./(1)(2)/             4,725       44,415
Scientific-Atlanta Inc.                        2,529       44,384
Diebold Inc.                                   1,163       44,310
Sunoco Inc.                                    1,244       44,286
NCR Corp./(1)/                                 1,487       44,090
Boston Properties Inc.                         1,156       44,078
Weatherford International Inc./(1)/            1,719       43,852
Atmel Corp./(1)/                               6,558       43,807
Kimco Realty Corp.                               897       43,549
Ashland Inc.                                   1,129       43,523
Nabors Industries Inc./(1)/                    2,069       43,387
Astoria Financial Corp.                          728       43,141
SCANA Corp.                                    1,696       43,044
Northeast Utilities                            2,296       43,004
Jabil Circuit Inc./(1)(2)/                     2,402       42,996
CMS Energy Corp.                               2,145       42,900
Vornado Realty Trust                           1,078       42,797
Prologis Trust                                 2,011       42,432
Hilton Hotels Corp.                            5,365       42,115
VF Corp.                                       1,436       42,032
ChoicePoint Inc./(1)/                          1,009       42,015
First Health Group Corp./(1)/                  1,428       41,955
Hibernia Corp. "A"                             2,565       41,938
Murphy Oil Corp.                                 578       41,824
Symantec Corp./(1)/                            1,194       41,396
Fidelity National Financial Inc.               1,539       41,384
SUPERVALU Inc.                                 2,041       41,289
Legg Mason Inc.                                1,036       41,191
Niagara Mohawk Holdings Inc./(1)/              2,419       41,050
Goodyear Tire & Rubber Co.                     2,227       41,044
Triad Hospitals Inc./(1)/                      1,157       40,958
Black & Decker Corp.                           1,311       40,903
Apogent Technologies Inc./(1)/                 1,711       40,893
SCI Systems Inc./(1)/                          2,266       40,788
PerkinElmer Inc.                               1,553       40,751
Cabot Corp.                                    1,019       40,658
Millipore Corp.                                  767       40,605
Wisconsin Energy Corp.                         1,792       40,320
Alliant Energy Corp.                           1,282       40,127
Lincare Holdings Inc./(1)/                     1,510       40,121
Agere Systems Inc./(1)/                        9,710       40,102
Beckman Coulter Inc.                             898       39,736
Wendy's International Inc.                     1,489       39,682
Synopsys Inc./(1)/                               989       39,669
Homestake Mining Company                       4,260       39,618
Bard (C.R.) Inc.                                 768       39,483
Hillenbrand Industries Inc.                      724       39,074
Symbol Technologies Inc.                       3,684       38,645
Newport News Shipbuilding Inc.                   574       38,573
Commerce Bancshares Inc.                       1,020       38,372
Brinker International Inc./(1)/                1,616       38,170
Allmerica Financial Corp.                        850       38,122
Federated Investors Inc. "B"                   1,287       38,095
Energy East Corp.                              1,894       38,088
AmeriCredit Corp./(1)(2)/                      1,204       38,070
Circuit City Stores Inc.                       3,172       38,064
American Tower Corp./(1)(2)/                   2,736       38,003
Deluxe Corp.                                   1,099       37,959
Sovereign Bancorp Inc.                         3,995       37,953
Ross Stores Inc.                               1,297       37,937
Trigon Healthcare Inc./(1)/                      578       37,859
Brown-Forman Corp. "B"                           598       37,782
Valley National Bancorp                        1,269       37,753
Global Marine Inc./(1)/                        2,685       37,590
TMP Worldwide Inc./(1)(2)/                     1,316       37,361
Dana Corp./(2)/                                2,392       37,315
Pactiv Corp./(1)/                              2,569       37,225
Rockwell International Corp.                   2,528       37,111
Heller Financial Inc. "A"                        700       36,939
Smurfit-Stone Container Corp./(1)/             2,779       36,766
AutoNation Inc./(1)/                           4,142       36,408

--------------------------------------------------------------------------------

iShares Schedules of Investments                                      page 171
iShares Russell Midcap Index Fund
Schedule of Investments (continued)
September 30, 2001 (Unaudited)

Security                                      Shares        Value
-----------------------------------------------------------------

COMMON STOCKS (continued)
-----------------------------------------------------------------
Associated Bancorp                             1,074  $    36,398
Dun & Bradstreet Corp./(1)/                    1,299       36,372
Expeditors International Washington Inc.         768       36,365
Sonoco Products Co.                            1,547       36,355
Universal Health Services Inc. "B"/(1)/          744       36,307
SEI Investment Co.                             1,127       36,064
Golden State Bancorp Inc.                      1,185       36,024
Westvaco Corp.                                 1,401       36,006
IBP Inc.                                       1,522       35,995
Cephalon Inc./(1)/                               720       35,914
Rockwell Collins                               2,528       35,898
International Flavors & Fragrances Inc.        1,292       35,775
Temple-Inland Inc.                               753       35,760
NSTAR                                            853       35,741
Vishay Intertechnology Inc./(1)/               1,942       35,733
Pall Corp.                                     1,835       35,691
Potomac Electric Power Co.                     1,623       35,641
First Virginia Banks Inc.                        778       35,632
ICOS Corp./(1)(2)/                               723       35,579
RF Micro Devices Inc./(1)(2)/                  2,128       35,325
Smithfield Foods Inc./(1)/                     1,676       35,280
Phelps Dodge Corp.                             1,277       35,118
Openwave Systems Inc./(1)/                     2,731       34,820
ICN Pharmaceuticals Inc.                       1,321       34,808
Varian Medical Systems Inc./(1)/                 542       34,769
iStar Financial Inc.                           1,403       34,654
Valero Energy Corp.                              987       34,644
Avnet Inc.                                     1,902       34,597
ALLETE                                         1,345       34,486
Peregrine Systems Inc./(1)/                    2,729       34,467
Venator Group Inc./(1)/                        2,255       34,389
Enzon Inc./(1)/                                  674       34,374
Conseco Inc./(1)(2)/                           4,724       34,296
Lam Research Corp./(1)/                        2,022       34,273
Integrated Device Technology Inc./(1)/         1,701       34,224
Allied Capital Corp.                           1,502       34,170
Harris Corp.                                   1,070       34,047
Dow Jones & Co. Inc./(2)/                        748       33,982
Dentsply International Inc.                      739       33,950
Liberty Property Trust                         1,183       33,940
Conexant Systems Inc./(1)/                     4,081       33,872
Conectiv Inc.                                  1,438       33,793
USA Networks Inc./(1)/                         1,873       33,677
Bowater Inc.                                     763       33,587
Arrow Electronics Inc./(1)(2)/                 1,604       33,459
Protein Design Labs Inc./(1)(2)/                 706       33,344
Centex Corp./(2)/                                987       33,292
DeVry Inc./(1)/                                  927       33,279
Polycom Inc./(1)(2)/                           1,355       33,021
Humana Inc./(1)/                               2,730       32,924
Western Wireless Corp. "A"/(1)/                  972       32,834
ENSCO International Inc.                       2,231       32,617
Manpower Inc.                                  1,232       32,439
Health Care Property Investors Inc.              841       32,336
Applied Micro Circuits Corp./(1)/              4,625       32,329
Celgene Corp./(1)/                             1,223       32,324
Hasbro Inc.                                    2,302       32,228
Network Appliance Inc./(1)/                    4,700       31,960
Bemis Co.                                        801       31,920
Liz Claiborne Inc.                               846       31,894
Park Place Entertainment Corp./(1)/            4,347       31,864
L-3 Communications Holdings Inc./(1)(2)/         360       31,482
Tech Data Corp./(1)/                             820       31,078
Equitable Resources Inc.                       1,034       31,030
CSG Systems International Inc./(1)/              756       30,996
Crescent Real Estate Equities Co.              1,443       30,952
American Power Conversion Corp./(1)/           2,642       30,859
Commerce Bancorp Inc.                            453       30,804
CH Robinson Worldwide Inc.                     1,062       30,756
Pacific Century Financial Corp.                1,310       30,615
Readers Digest Association Inc. (The) "A"      1,661       30,546
Neuberger Berman Inc.                            874       30,485
Maytag Corp.                                   1,237       30,480
Martin Marietta Materials Inc.                   777       30,388
Goodrich (B.F.) Co.                            1,557       30,330
Waddell & Reed Financial Inc. "A"              1,161       30,186
Lennar Corp.                                     837       30,165
Puget Energy Inc.                              1,402       30,129
Ceridian Corp./(1)/                            2,072       30,044
Scripps (E.W.) Company                           492       29,968
Fulton Financial Corp.                         1,339       29,927
FirstMerit Corp.                               1,272       29,854
Protective Life Corp.                          1,023       29,667
National Fuel Gas Co.                          1,288       29,663
Eaton Vance Corp.                                945       29,626
Dollar Tree Stores Inc./(1)/                   1,578       29,587
Investors Financial Services Corp.               513       29,569
General Growth Properties Inc.                   844       29,346

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

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Schedule of Investments (continued)
September 30, 2001 (Unaudited)

Security                                      Shares        Value
-----------------------------------------------------------------

COMMON STOCKS (continued)
-----------------------------------------------------------------
Smith International Inc./(1)/                    804  $    29,266
Omnicare Inc.                                  1,339       29,230
Patterson Dental Co./(1)/                        791       29,156
Outback Steakhouse Inc./(1)/                   1,137       29,119
Washington Post Company (The) "B"                 56       29,109
Lamar Advertising Co./(1)/                       958       29,047
WorldCom Inc. - MCI Group)/(2)/                1,907       29,044
Gentex Corp./(1)/                              1,215       29,026
Certegy Inc./(1))/                             1,115       28,945
UnionBanCal Corporation                          850       28,764
Network Associates Inc./(1))/                  2,221       28,629
Unitrin Inc.                                     749       28,627
Hormel Foods Corp.                             1,211       28,604
Investment Technology Group Inc./(1)/            514       28,522
QLogic Corp./(1))/                             1,500       28,500
CarrAmerica Realty Corp.                         950       28,462
Abgenix Inc./(1)/                              1,253       28,443
Semtech Corp./(1)/                             1,001       28,408
Health Net Inc./(1)/                           1,477       28,388
Transatlantic Holdings Inc.                      336       28,379
Rational Software Corp./(1)/                   3,268       28,301
Noble Affiliates Inc.                            911       28,232
BancWest Corporation                             808       28,223
Service Corp. International/(1)/               4,688       28,222
NICOR Inc.                                       728       28,210
Autodesk Inc.                                    877       28,117
Catellus Development Corp./(1)/                1,606       28,073
Cypress Semiconductor Corp./(1)/               1,887       28,041
AMB Property Corp.                             1,139       27,905
DaVita Inc./(1)/                               1,367       27,818
Crown Castle International Corp./(1)/          3,090       27,810
Allied Waste Industries Inc./(1)/              2,176       27,744
International Rectifier Corp./(1)(2)/          1,017       27,693
OGE Energy Corp.                               1,264       27,644
Valassis Communications Inc./(1)/                863       27,538
Roslyn Bancorp Inc.                            1,479       27,376
PMC-Sierra Inc./(1)(2)/                        2,658       27,298
Cooper Cameron Corp./(1)/                        832       27,290
Navistar International Corp./(1)/                966       27,290
Barnes & Noble Inc./(1)(2)/                      755       27,255
Visteon Corp.                                  2,113       26,941
Valspar Corp.                                    798       26,685
City National Corp.                              617       26,624
Fastenal Co./(2)/                                467       26,610
Sky Financial Group Inc.                       1,334       26,547
XTO Energy Inc.                                1,898       26,477
Lear Corp./(1)/                                  976       26,372
E*trade Group Inc./(1)/                        4,355       26,348
Abercrombie & Fitch Co. "A"/(1)/               1,494       26,279
Kansas City Power & Light Co./(2)/             1,006       26,247
Webster Financial Corp.                          795       26,203
Host Marriott Corp.                            3,704       26,113
MONY Group Inc.                                  787       26,065
Viad Corp.                                     1,357       26,027
Lubrizol Corp.                                   820       25,912
Fairchild Semiconductor Corp. "A"/(1)/         1,612       25,873
Quintiles Transnational Corp./(1)/             1,770       25,842
MDU Resources Group Inc.                       1,105       25,824
Wilmington Trust Corp.                           465       25,668
ResMed Inc./(1)(2)/                              504       25,603
CDW Computer Centers Inc./(1)/                   700       25,326
Westwood One Inc./(1)/                         1,124       25,009
Borders Group Inc./(1)/                        1,305       24,991
Autoliv Inc.                                   1,584       24,932
Adelphia Communications Corp. "A"/(1)(2)/      1,122       24,908
Hispanic Broadcasting Corp./(1)/               1,543       24,842
Questar Corp.                                  1,231       24,842
Old National Bancorp                             955       24,830
Tektronix Inc./(1)/                            1,416       24,766
Iron Mountain Inc./(1)/                          597       24,746
Hanover Compressor Co./(1)(2)/                 1,143       24,735
Energizer Holdings Inc./(1)/                   1,487       24,714
Vectren Corporation                            1,100       24,629
Whole Foods Market Inc./(1)(2)/                  782       24,563
Nordstrom Inc.                                 1,697       24,522
Medicis Pharmaceutical Corp. "A"/(1)/            490       24,490
Hospitality Properties Trust                   1,016       24,465
Bausch & Lomb Inc.                               863       24,423
Barr Laboratories Inc./(1)(2)/                   307       24,271
New Plan Excel Realty Trust                    1,414       24,179
Galileo International Inc.                     1,164       24,165
Tidewater Inc.                                   903       24,101
Applera Corp. - Celera Genomics Group/(1)/       999       24,076
Herman Miller Inc.                             1,228       23,909
Vitesse Semiconductor Corp./(1)(2)/            3,077       23,847
Arden Realty Inc.                                932       23,831
MGM Grand Inc./(1)(2)/                         1,055       23,716
Jack Henry & Associates Inc.                   1,045       23,711

--------------------------------------------------------------------------------

iShares Schedules of Investments                                      page 173
iShares Russell Midcap Index Fund
Schedule of Investments (continued)
September 30, 2001 (Unaudited)

Security                                        Shares        Value
-------------------------------------------------------------------

COMMON STOCKS (continued)
-------------------------------------------------------------------
Mohawk Industries Inc./(1)/                        641  $    23,557
Brunswick Corp.                                  1,423       23,437
Amphenol Corp. "A"/(1)/                            672       23,352
Washington Federal Inc.                            931       23,322
Boise Cascade Corp.                                784       23,128
Alberto-Culver Co. "B"                             594       23,101
Pulte Corp.                                        746       22,865
KEMET Corp./(1)/                                 1,389       22,863
Lattice Semiconductor Corp./(1)/                 1,451       22,781
Hubbell Inc. "B"                                   779       22,716
Pioneer Natural Resources Co./(1)/               1,595       22,697
Rouse Co.                                          939       22,696
Diamond Offshore Drilling Inc./(2)/                896       22,597
Mercury Interactive Corp./(1)/                   1,181       22,486
Charter Communications Inc./(1)(2)/              1,815       22,470
Cullen/Frost Bankers Inc.                          830       22,368
Pride International Inc./(1)(2)/                 2,148       22,339
GATX Corporation                                   664       22,337
Constellation Brands Inc./(1)/                     535       22,288
Jacobs Engineering Group Inc./(1)/                 354       22,090
Parametric Technology Corp./(1)/                 4,247       22,042
Amkor Technology Inc./(1)/                       2,088       21,966
Markel Corp./(1)/                                  112       21,840
Plum Creek Timber Co. Inc./(2)/                    814       21,742
Pentair Inc.                                       705       21,693
Security Capital Group "B"/(1)/                  1,157       21,647
Vertex Pharmaceuticals Inc./(1)(2)/              1,199       21,630
Micrel Inc./(1)/                                 1,080       21,535
IDACorp Inc.                                       602       21,528
Triton PCS Holdings Inc. "A"/(1)/                  563       21,394
HCC Insurance Holdings Inc.                        812       21,356
Quantum DLT & Storage Group/(1)/                 2,617       21,355
Henry Schein Inc./(1)/                             553       21,346
Helmerich & Payne Inc.                             814       21,245
Mettler Toledo International Inc./(1)/             504       21,239
OM Group Inc.                                      386       21,230
Mack-Cali Realty Corp.                             682       21,142
Storage Technology Corp./(1)/                    1,684       21,134
HON Industries Inc.                                962       21,126
3Com Corp./(1)/                                  5,595       20,981
Snap-On Inc.                                       934       20,856
Solutia Inc.                                     1,681       20,844
Monsanto Company                                   611       20,609
Teleflex Inc.                                      546       20,415
PepsiAmericas Inc.                               1,361       20,347
Reynolds & Reynolds Co. "A"                        873       20,341
Belo (A.H.) Corp.                                1,268       20,339
Pogo Producing Co.                                 863       20,281
USX-U.S. Steel Group Inc.                        1,439       20,117
Alkermes Inc./(1)/                               1,026       20,089
Meredith Corp.                                     620       19,921
Cerner Corp./(1)/                                  401       19,849
Enterasys Networks Inc./(1)/                     3,061       19,743
Lyondell Chemical Co.                            1,721       19,705
KPMG Consulting Inc./(1)/                        1,821       19,685
Payless Shoesource Inc./(1)/                       359       19,673
Krispy Kreme Doughnuts Inc./(1)(2)/                662       19,595
Advanced Fibre Communications Inc./(1)/          1,325       19,358
Clayton Homes Inc.                               1,585       19,337
D.R. Horton Inc.                                   924       19,275
COR Therapeutics Inc./(1)(2)/                      846       19,145
National-Oilwell Inc./(1)/                       1,312       19,024
Rowan Companies Inc./(1)/                        1,531       18,954
Western Resources Inc.                           1,145       18,950
Cabot Microelectronics Corp./(1)(2)/               387       18,696
Macrovision Corp./(1)/                             658       18,694
Community Health Systems Inc./(1)/                 628       18,677
Shaw Group Inc./(1)/                               660       18,592
Coach Inc./(1)/                                    700       18,557
Precision Castparts Corp.                          829       18,404
Crane Co.                                          837       18,347
Level 3 Communications Inc./(1)(2)/              4,840       18,295
OSI Pharmaceuticals Inc./(1)(2)/                   562       18,265
FMC Corp./(1)/                                     371       18,175
Pharmaceutical Product Development
  Inc./(1)/                                        620       18,160
Advent Software Inc./(1)/                          482       18,147
Newfield Exploration Co./(1)/                      621       18,133
WebMD Corp./(1)/                                 4,236       18,045
Cummins Engine Company Inc.                        546       18,018
CNF Transportation Inc.                            786       17,944
Leucadia National Corp.                            575       17,940
Tyson Foods Inc. "A"/(2)/                        1,782       17,856
EarthLink Inc./(1)/                              1,172       17,850
Medarex Inc./(1)/                                1,181       17,833
Amazon.com Inc./(1)(2)/                          2,977       17,773
Mitchell Energy & Development Corp. "A"            350       17,542
Cree Inc./(1)(2)/                                1,185       17,514
Massey Energy Co.                                1,189       17,419

--------------------------------------------------------------------------------
page 174                                                               i|Shares
iShares Russell Midcap Index Fund
Schedule of Investments (continued)
September 30, 2001 (Unaudited)

Security                                        Shares        Value
-------------------------------------------------------------------

COMMON STOCKS (continued)
-------------------------------------------------------------------
Callaway Golf Co.                                1,336  $    17,101
Six Flags Inc./(1)/                              1,398       17,098
Williams-Sonoma Inc./(1)/                          710       16,905
Reebok International Ltd./(1)/                     816       16,891
Lafarge Corp.                                      498       16,633
CheckFree Corp./(1)(2)/                            978       16,597
Coors (Adolf) Company "B"                          367       16,515
Mercury General Corp.                              415       16,476
Catalina Marketing Corp./(1)/                      584       16,352
Allegheny Technologies Inc.                      1,215       16,196
Hudson City Bancorp Inc.                           672       16,061
UAL Corp.                                          879       16,051
Trustmark Corp.                                    717       16,046
American Eagle Outfitters Inc./(1)/                798       15,880
Mandalay Resort Group Inc./(1)/                    978       15,873
Gateway Inc./(1)/                                2,902       15,816
Polo Ralph Lauren Corp./(1)/                       842       15,788
Ingram Micro Inc. "A"/(1)/                       1,199       15,467
McClatchy Co. (The) "A"                            368       15,456
Louis Dreyfus Natural Gas Corp./(1)/               397       15,443
International Speedway Corp. "A"                   442       15,395
i2 Technologies Inc./(1)/                        4,438       15,267
Big Lots Inc.                                    1,837       15,229
Labranche & Co. Inc./(1)/                          686       15,229
Exult Inc./(1)/                                  1,302       15,220
Orthodontic Centers of America
  Inc./(1)(2)/                                     616       15,184
Winn-Dixie Stores Inc.                           1,326       15,183
American Financial Group Inc.                      682       15,140
SICOR Inc./(1)/                                    801       15,131
Sybase Inc./(1)/                                 1,623       15,094
Steelcase Inc.                                   1,193       14,996
Total System Services Inc.                         602       14,912
Axcelis Technologies Inc./(1)/                   1,574       14,874
Varco International Inc./(1)(2)/                 1,222       14,762
Alleghany Corp./(1)/                                74       14,726
Entercom Communications Corp./(1)/                 429       14,586
Freeport-McMoRan Copper & Gold Inc./(1)/         1,320       14,507
Hercules Inc./(1)/                               1,754       14,471
Mentor Graphics Corp./(1)/                       1,050       14,469
Nationwide Financial Services Inc.                 388       14,426
Cablevision Systems Corporation -
  Rainbow Media Group/(1)/                         706       14,296
Harte-Hanks Inc.                                   660       14,282
Extended Stay America Inc./(1)/                    981       14,195
Vignette Corp./(1)/                              3,997       14,149
AVX Corp./(2)/                                     860       13,992
Neiman-Marcus Group Inc. "A"/(1)/                  571       13,961
Reliant Resources Inc./(1)/                        857       13,883
Great Lakes Chemical Corp.                         625       13,813
Ethan Allen Interiors Inc.                         502       13,805
Acxiom Corp./(1)/                                1,463       13,752
Metris Companies Inc.                              547       13,538
Patterson-UTI Energy Inc./(1)/                   1,090       13,472
Packaging Corporation of America/(1)/              869       13,426
Palm Inc./(1)/                                   9,180       13,403
American National Insurance Co.                    165       13,365
SkyWest Inc.                                       797       13,326
NRG Energy Inc./(1)/                               818       13,260
Continental Airlines Inc. "B"/(1)(2)/              881       13,215
AK Steel Holding Corp.                           1,546       13,064
Tootsie Roll Industries Inc.                       340       13,008
Black Hills Corp.                                  425       12,971
Orion Power Holdings Inc./(1)/                     504       12,852
CuraGen Corp./(1)(2)/                              655       12,641
Emulex Corp./(1)(2)/                             1,325       12,601
Erie Indemnity Co. "A"                             312       12,340
United States Cellular Corp./(1)/                  247       12,227
Radio One Inc. "D"/(1)/                          1,056       12,186
National Instruments Corp./(1)/                    464       12,143
Cox Radio Inc. "A"/(1)/                            601       12,122
Provident Financial Group Inc.                     476       12,019
RSA Security Inc./(1)/                             860       11,576
Myriad Genetics Inc./(1)/                          375       11,490
St. Joe Company (The)                              444       11,477
Insight Communications Co. Inc./(1)/               616       11,334
Intimate Brands Inc.                             1,259       11,331
Extreme Networks Inc./(1)/                       1,629       11,256
Forest Oil Corp./(1)/                              453       11,234
Aviron/(1)/                                        450       11,200
Knight Trading Group Inc./(1)/                   1,418       10,933
United Rentals Inc./(1)/                           630       10,924
SanDisk Corp./(1)/                               1,107       10,915
Blockbuster Inc.                                   498       10,906
Metro-Goldwyn-Mayer Inc./(1)/                      640       10,848
PanAmSat Corp./(1)/                                465       10,844
Wind River Systems Inc./(1)/                     1,031       10,826
DoubleClick Inc./(1)/                            1,890       10,773
Pixar Inc./(1)/                                    266       10,746

--------------------------------------------------------------------------------
iShares Schedules of Investments                                        page 175
iShares Russell Midcap Index Fund
Schedule of Investments (continued)
September 30, 2001 (unaudited)

Security                                        Shares        Value
-------------------------------------------------------------------

COMMON STOCKS (continued)
-------------------------------------------------------------------
Maxtor Corp./(1)/                                3,009  $    10,742
TeleCorp PCS Inc./(1)/                             944       10,431
CNA Financial Corp./(1)(2)/                        384       10,383
Grant Prideco Inc./(1)/                          1,662       10,122
UTStarcom Inc./(1)/                                618       10,043
Affymetrix Inc./(1)/                               619        9,935
BlackRock Inc./(1)/                                224        9,905
Acterna Corp./(1)/                               3,114        9,903
Tekelec/(1)/                                       745        9,812
Saks Inc./(1)/                                   1,955        9,775
Inhale Therapeutic Systems Inc./(1)/               727        9,669
Reinsurance Group of America Inc.                  282        9,619
Talbots Inc. (The)                                 422        9,474
Retek Inc./(1)/                                    761        9,261
Arch Coal Inc.                                     590        9,204
Riverstone Networks Inc./(1)/                    1,740        9,135
21st Century Insurance Group                       513        9,029
Timberland Co. "A"/(1)/                            329        8,916
Homestore.com Inc./(1)/                          1,152        8,813
People's Bank                                      397        8,813
Northwest Airlines Corp. "A"/(1)/                  772        8,809
Williams Communications Group Inc./(1)/          7,455        8,797
Foundry Networks Inc./(1)/                       1,402        8,482
Primedia Inc./(1)/                               3,522        8,277
Priority Healthcare Corp. "B"/(1)/                 332        7,968
CNET Networks Inc./(1)/                          1,850        7,955
Sycamore Networks Inc./(1)/                      2,238        7,788
Finisar Corp./(1)/                               1,921        7,607
Sonus Networks Inc./(1)/                         2,473        7,419
Cirrus Logic Inc./(1)/                             990        7,346
TIBCO Software Inc./(1)/                         1,000        7,340
John Nuveen Co. "A"                                165        7,298
Ameritrade Holding Corp. "A"/(1)(2)/             1,775        7,118
Consol Energy Inc.                                 332        7,115
Liberty Financial Companies Inc.                   224        7,112
RealNetworks Inc./(1)/                           1,445        7,023
Hollinger International Inc.                       650        6,825
Emmis Communications Corp./(1)/                    472        6,806
Micromuse Inc./(1)/                              1,196        6,793
Time Warner Telecom Inc. "A"/(1)(2)/               928        6,728
Wesco Financial Corp.                               23        6,672
Ariba Inc./(1)/                                  3,575        6,649
Mediacom Communications Corp./(1)/                 508        6,619
ONI Systems Inc./(1)/                            1,633        6,581
Aquila Inc./(1)/                                   288        6,278
Corvis Corp./(1)/                                4,113        6,252
Capstone Turbine Corp./(1)/                      1,029        6,215
Quest Software Inc./(1)(2)/                        527        6,103
Peabody Energy Corp./(2)/                          252        6,073
West Corp./(1)/                                    296        5,861
Power-One Inc./(1)/                                952        5,855
Internet Security Systems Inc./(1)(2)/             618        5,630
Quanta Services Inc./(1)(2)/                       392        5,586
Global Industries Ltd./(1)/                      1,019        5,554
Interwoven Inc./(1)/                             1,430        5,520
Entravision Communications Corp./(1)/              626        5,352
Oakley Inc./(1)/                                   415        5,208
Instinet Group Inc./(1)/                           526        5,150
U.S. Airways Group Inc./(1)(2)/                  1,080        5,022
Weis Markets Inc.                                  180        5,004
Nextel Partners Inc. "A"/(1)/                      724        4,873
Manugistics Group Inc./(1)/                        827        4,813
Hearst-Argyle Television Inc./(1)/                 270        4,725
University of Phoenix Online/(1)(2)/               141        4,365
Ticketmaster Online-CitySearch Inc.
  "B"/(1)/                                         421        4,357
TD Waterhouse Group Inc./(1)/                      696        4,273
CMGI Inc./(1)/                                   4,194        4,194
Informatica Corp./(1)/                           1,053        4,159
Allegiance Telecom Inc./(1)/                     1,334        4,015
Columbia Sportswear Co./(1)/                       172        3,818
StorageNetworks Inc./(1)/                          955        3,782
Expedia Inc. "A"/(1)(2)/                           139        3,376
Redback Networks Inc./(1)/                       2,056        2,981
Hotel Reservations Network Inc.
  "A"/(1)(2)/                                      122        2,774
McDATA Corporation "A"/(1)/                        303        2,542
Metromedia Fiber Network Inc. "A"/(1)/           7,037        2,393
Transmeta Corp./(1)/                             1,528        2,154
Travelocity.com Inc./(1)(2)/                       156        2,075
Plug Power Inc./(1)/                               201        1,934
Global Power Equipment Group Inc./(1)/             118        1,794
Valhi Inc.                                         112        1,490
Exodus Communications Inc./(1)/                  6,885        1,170
Inrange Technologies Corp./(1)/                    143          849
Tellium Inc./(1)(2)/                               145          715
-------------------------------------------------------------------

TOTAL COMMON STOCKS
(Cost: $41,861,741)                                      35,108,010
-------------------------------------------------------------------

--------------------------------------------------------------------------------
page 176                                                               i|Shares
iShares Russell Midcap Index Fund
Schedule of Investments (continued)
September 30, 2001 (Unaudited)

Security                                   Principal        Value
--------------------------------------------------------------------

SHORT TERM INSTRUMENTS - 8.52%
--------------------------------------------------------------------
Dreyfus Money Market Fund/(3)/              $1,079,441  $ 1,079,441
Goldman Sachs Financial Square Prime
  Obligation Fund/(3)/                         542,884      542,884
Providian Temp Cash Money Market Fund/(3)/   1,377,218    1,377,218
--------------------------------------------------------------------

TOTAL SHORT TERM INSTRUMENTS
(Cost: $2,999,543)                                      2,999,543
--------------------------------------------------------------------

REPURCHASE AGREEMENT - 0.12%
--------------------------------------------------------------------
Investors Bank & Trust Tri-Party Repurchase
  Agreement, dated 09/28/01, due
  10/01/01, with a maturity value of
  $41,356 and an effective rate of 2.90%.     41,346       41,346
--------------------------------------------------------------------

TOTAL REPURCHASE AGREEMENT
(Cost: $41,346)                                            41,346
--------------------------------------------------------------------

TOTAL INVESTMENTS IN SECURITIES -- 108.40%
(Cost $44,902,630)                                     38,148,899
--------------------------------------------------------------------
Other Assets, Less Liabilities -- (8.40%)              (2,956,173)
--------------------------------------------------------------------

NET ASSETS -- 100.00%                                 $35,192,726
====================================================================

/(1)/  Non-income earning securities.
/(2)/  Denotes all or part of security on loan. See Note 5.
/(3)/ Represents investment of collateral received from securities lending transactions. See Note 5.

See notes to financial statements.

--------------------------------------------------------------------------------
iShares Schedules of Investments                                        page 177
iShares Russell Midcap Growth Index Fund
Schedule of Investments
September 30, 2001 (Unaudited)

Security                                                     Shares        Value
--------------------------------------------------------------------------------

COMMON STOCKS - 99.93%
--------------------------------------------------------------------------------
USA Education Inc.                                            2,429    $ 201,388
Guidant Corp./(1)/                                            4,626      178,101
TJX Companies Inc.                                            4,239      139,463
Genzyme Corp. - General Division/(1)/                         2,974      135,079
VeriSign Inc./(1)/                                            3,090      129,471
Biogen Inc./(1)/                                              2,248      124,944
Biomet Inc.                                                   4,099      119,896
MedImmune Inc./(1)/                                           3,255      115,976
Best Buy Co. Inc./(1)/                                        2,501      113,670
IMS Health Inc.                                               4,479      112,199
Bed Bath & Beyond Inc./(1)/                                   4,400      112,024
King Pharmaceuticals Inc./(1)/                                2,668      111,923
Stryker Corp.                                                 2,038      107,810
Interpublic Group of Companies Inc.                           5,120      104,448
SunGard Data Systems Inc./(1)/                                4,238       99,042
Fiserv Inc./(1)/                                              2,849       97,436
Altera Corp./(1)/                                             5,516       90,352
KLA-Tencor Corp./(1)/                                         2,826       89,245
Immunex Corp./(1)/                                            4,765       89,010
Watson Pharmaceuticals Inc./(1)/                              1,602       87,645
Lexmark International Group Inc. "A"/(1)/                     1,957       87,497
Electronic Arts Inc./(1)/                                     1,904       86,956
Adobe Systems Inc.                                            3,615       86,688
Starbucks Corp./(1)/                                          5,790       86,503
IDEC Pharmaceuticals Corp./(1)/                               1,683       83,426
St. Jude Medical Inc./(1)/                                    1,201       82,208
Gilead Sciences Inc./(1)/                                     1,441       80,941
Synovus Financial Corp.                                       2,877       79,405
Applera Corp. - Applied Biosystems Group                      3,195       77,958
Moody's Corp.                                                 2,084       77,108
Convergys Corp./(1)/                                          2,588       71,817
Waters Corp./(1)/                                             1,979       70,789
Cintas Corp.                                                  1,749       70,485
Staples Inc./(1)/                                             5,291       70,476
RadioShack Corp.                                              2,771       67,197
AmerisourceBergen Corp./(1)/                                    936       66,409
Express Scripts Inc. "A"/(1)/                                 1,196       66,378
Sanmina Corp./(1)/                                            4,872       66,162
Ralston Purina Group                                          2,014       66,059
Intuit Inc./(1)/                                              1,817       65,049
Quest Diagnostics Inc./(1)/                                   1,050       64,785
Ecolab Inc.                                                   1,781       64,704
Cadence Design Systems Inc./(1)/                              3,761       62,621
Family Dollar Stores Inc.                                     2,252       61,975
Human Genome Sciences Inc./(1)/                               1,930       59,656
Millennium Pharmaceuticals Inc./(1)/                          3,325       59,052
Novellus Systems Inc./(1)/                                    2,059       58,805
Chiron Corp./(1)/                                             1,322       58,657
Broadcom Corp. "A"/(1)/                                       2,885       58,566
Caremark Rx Inc./(1)/                                         3,503       58,430
Laboratory Corp. of America Holdings/(1)/                       721       58,293
Danaher Corp.                                                 1,232       58,126
Univision Communications Inc./(1)/                            2,531       58,086
Andrx Group/(1)/                                                887       57,584
Citrix Systems Inc./(1)/                                      2,831       56,054
Apollo Group Inc. "A"/(1)/                                    1,312       55,143
Pepsi Bottling Group Inc.                                     1,196       55,100
Sabre Holdings Corp./(1)/                                     2,027       54,202
Microchip Technology Inc./(1)/                                2,011       53,895
Comverse Technology Inc./(1)/                                 2,594       53,125
IVAX Corporation/(1)/                                         2,390       52,986
BJ's Wholesale Club Inc./(1)/                                 1,103       52,514
Invitrogen Corp./(1)/                                           798       52,476
Imclone Systems Inc./(1)/                                       920       52,026
Teradyne Inc./(1)/                                            2,660       51,870
Wrigley (William Jr.) Co.                                       988       50,684
International Game Technology Inc./(1)/                       1,134       48,195
Tiffany & Co.                                                 2,208       47,803
Equifax Inc.                                                  2,177       47,676
Affiliated Computer Services Inc. "A"/(1)/                      584       47,543
Dollar General Corp.                                          4,063       47,537
Block (H & R) Inc.                                            1,229       47,390
Cytyc Corp./(1)/                                              1,749       46,891
Robert Half International Inc./(1)/                           2,337       46,763
American Standard Companies Inc./(1)/                           841       46,255
Brocade Communications System Inc./(1)/                       3,254       45,654
AdvancePCS/(1)/                                                 631       45,293
Yahoo! Inc./(1)/                                              5,135       45,239
Burlington Resources Inc.                                     1,308       44,747
Kellogg Co.                                                   1,480       44,400
Estee Lauder Companies Inc. "A"                               1,334       44,222
BJ Services Co./(1)/                                          2,481       44,137
Sealed Air Corp./(1)/                                         1,199       43,752
Bisys Group Inc./(1)/                                           825       43,742
Intersil Holding Corp./(1)/                                   1,544       43,108
Gallagher (Arthur J.) & Co.                                   1,273       43,091
Avaya Inc./(1)/                                               4,339       42,956
Oxford Health Plans Inc./(1)/                                 1,502       42,657
NVIDIA Corp./(1)/                                             1,546       42,469
Scientific-Atlanta Inc.                                       2,368       41,558
DST Systems Inc./(1)/                                           957       41,390
Noble Drilling Corp./(1)/                                     1,716       41,184

--------------------------------------------------------------------------------
  page 178                                                              i|Shares
iShares Russell Midcap Growth Index Fund
Schedule of Investments (continued)
September 30, 2001 (Unaudited)

Security                                                     Shares        Value
--------------------------------------------------------------------------------

COMMON STOCKS (continued)
--------------------------------------------------------------------------------
Nabors Industries Inc./(1)/                                   1,935     $ 40,577
Jabil Circuit Inc./(1)/                                       2,248       40,239
Telephone & Data Systems Inc.                                   426       40,172
ChoicePoint Inc./(1)/                                           948       39,475
First Health Group Corp./(1)/                                 1,333       39,164
Symantec Corp./(1)/                                           1,113       38,588
Sepracor Inc./(1)/                                            1,064       38,198
Millipore Corp.                                                 721       38,170
PerkinElmer Inc.                                              1,451       38,074
Lincare Holdings Inc./(1)/                                    1,410       37,464
Synopsys Inc./(1)/                                              921       36,941
UST Inc.                                                      1,110       36,852
Symbol Technologies Inc.                                      3,445       36,138
Federated Investors Inc. "B"                                  1,201       35,550
AmeriCredit Corp./(1)/                                        1,122       35,478
Newmont Mining Corp.                                          1,485       35,046
TMP Worldwide Inc./(1)/                                       1,228       34,863
Expeditors International Washington Inc.                        722       34,187
Health Management Associates Inc. "A"/(1)/                    1,633       33,901
Murphy Oil Corp.                                                465       33,647
SEI Investment Co.                                            1,050       33,600
ICOS Corp./(1)/                                                 679       33,414
EOG Resources Inc.                                            1,149       33,241
RF Micro Devices Inc./(1)/                                    1,991       33,051
Varian Medical Systems Inc./(1)/                                509       32,652
Enzon Inc./(1)/                                                 634       32,334
Peregrine Systems Inc./(1)/                                   2,556       32,282
Lam Research Corp./(1)/                                       1,891       32,052
Protein Design Labs Inc./(1)/                                   664       31,361
Jones Apparel Group Inc./(1)/                                 1,222       31,149
DeVry Inc./(1)/                                                 862       30,946
Avery Dennison Corp.                                            653       30,893
Western Wireless Corp. "A"/(1)/                                 914       30,875
Polycom Inc./(1)/                                             1,265       30,828
Advanced Micro Devices Inc./(1)/                              3,765       30,685
Cephalon Inc./(1)/                                              613       30,576
Applied Micro Circuits Corp./(1)/                             4,348       30,393
Integrated Device Technology Inc./(1)/                        1,507       30,321
Agere Systems Inc./(1)/                                       7,340       30,314
Celgene Corp./(1)/                                            1,140       30,130
Network Appliance Inc./(1)/                                   4,420       30,056
Weatherford International Inc./(1)/                           1,167       29,770
Global Marine Inc./(1)/                                       2,120       29,680
L-3 Communications Holdings Inc./(1)/                           338       29,558
BMC Software Inc./(1)/                                        2,300       29,210
CSG Systems International Inc./(1)/                             710       29,110
AutoZone Inc./(1)/                                              556       28,834
CH Robinson Worldwide Inc.                                      989       28,641
Beckman Coulter Inc.                                            637       28,187
Waddell & Reed Financial Inc. "A"                             1,082       28,132
Investors Financial Services Corp.                              482       27,782
Dollar Tree Stores Inc./(1)/                                  1,474       27,638
Eaton Vance Corp.                                               879       27,557
Smith International Inc./(1)/                                   756       27,518
Patterson Dental Co./(1)/                                       743       27,387
Gentex Corp./(1)/                                             1,132       27,043
Investment Technology Group Inc./(1)/                           483       26,802
QLogic Corp./(1)/                                             1,401       26,619
Knight Ridder Inc.                                              475       26,529
Abgenix Inc./(1)/                                             1,168       26,514
Semtech Corp./(1)/                                              932       26,450
Rational Software Corp./(1)/                                  3,053       26,439
Rite Aid Corp./(1)/                                           3,388       26,155
International Rectifier Corp./(1)/                              947       25,787
Cooper Cameron Corp./(1)/                                       782       25,650
PMC - Sierra Inc./(1)/                                        2,489       25,562
Eaton Corp.                                                     430       25,460
Mylan Laboratories Inc.                                         770       25,117
Fastenal Co.                                                    440       25,071
Ocean Energy Inc.                                             1,532       24,972
Certegy Inc./(1)/                                               960       24,922
XTO Energy Inc.                                               1,775       24,761
Abercrombie & Fitch Co. "A"/(1)/                              1,396       24,556
Fairchild Semiconductor Corp. "A"/(1)/                        1,506       24,171
ResMed Inc./(1)/                                                474       24,079
ENSCO International Inc.                                      1,641       23,991
CDW Computer Centers Inc./(1)/                                  658       23,806
Whole Foods Market Inc./(1)/                                    735       23,086
Hanover Compressor Co./(1)/                                   1,066       23,068
Barr Laboratories Inc./(1)/                                     288       22,769
LSI Logic Corp./(1)/                                          1,904       22,372
Herman Miller Inc.                                            1,145       22,293
McKesson HBOC Inc.                                              588       22,221
Jack Henry & Associates Inc.                                    973       22,077
Compuware Corp./(1)/                                          2,635       21,950
Amphenol Corp. "A"/(1)/                                         631       21,927
Apache Corp.                                                    507       21,801
Dentsply International Inc.                                     469       21,546
Lattice Semiconductor Corp./(1)/                              1,354       21,258
Mercury Interactive Corp./(1)/                                1,101       20,963
Vitesse Semiconductor Corp./(1)/                              2,690       20,848
Parametric Technology Corp./(1)/                              3,993       20,724

--------------------------------------------------------------------------------
iShares Schedules of Investments                                     page 179
iShares Russell Midcap Growth Index Fund
Schedule of Investments (continued)
September 30, 2001 (Unaudited)

Security                                                     Shares        Value
--------------------------------------------------------------------------------

COMMON STOCKS (continued)
--------------------------------------------------------------------------------
Wellpoint Health Networks Inc./(1)/                             188     $ 20,520
Atmel Corp./(1)/                                              3,062       20,454
Citizen Communications Co./(1)/                               2,176       20,454
National Semiconductor Corp./(1)/                               917       20,220
Vertex Pharmaceuticals Inc./(1)/                              1,117       20,151
Triton PCS Holdings Inc. "A"/(1)/                               529       20,102
Micrel Inc./(1)/                                              1,006       20,060
Mettler Toledo International Inc./(1)/                          475       20,017
Georgia-Pacific (Timber Group)                                  548       19,849
Kinder Morgan Inc.                                              396       19,487
Universal Health Services Inc. "B"/(1)/                         387       18,886
Alkermes Inc./(1)/                                              964       18,875
Maytag Corp.                                                    766       18,874
SCI Systems Inc./(1)/                                         1,041       18,738
Krispy Kreme Doughnuts Inc./(1)/                                622       18,411
DaVita Inc./(1)/                                                901       18,335
COR Therapeutics Inc./(1)/                                      795       17,991
National-Oilwell Inc./(1)/                                    1,224       17,748
Neuberger Berman Inc.                                           507       17,684
Homestake Mining Company                                      1,901       17,679
Cabot Microelectronics Corp./(1)/                               364       17,585
Community Health Systems Inc./(1)/                              591       17,576
Macrovision Corp./(1)/                                          618       17,557
Coach Inc./(1)/                                                 659       17,470
Shaw Group Inc./(1)/                                            620       17,465
OSI Pharmaceuticals Inc./(1)/                                   527       17,128
Pharmaceutical Product Development Inc./(1)/                    583       17,076
Advent Software Inc./(1)/                                       453       17,055
ICN Pharmaceuticals Inc.                                        644       16,969
Molex Inc.                                                      600       16,866
USA Networks Inc./(1)/                                          937       16,847
Medicis Pharmaceutical Corp. "A"/(1)/                           336       16,793
Amazon.com Inc./(1)/                                          2,789       16,650
Medarex Inc./(1)/                                             1,101       16,625
Mitchell Energy & Development Corp. "A"                         329       16,489
Cerner Corp./(1)/                                               333       16,484
Boston Scientific Corp./(1)/                                    801       16,421
Cree Inc./(1)/                                                1,104       16,317
Cypress Semiconductor Corp./(1)/                              1,090       16,197
WorldCom Inc. - MCI Group                                     1,054       16,052
American Tower Corp./(1)/                                     1,151       15,987
Williams-Sonoma Inc./(1)/                                       668       15,905
Hershey Foods Corp.                                             243       15,885
Network Associates Inc./(1)/                                  1,220       15,726
Amkor Technology Inc./(1)/                                    1,477       15,538
CheckFree Corp./(1)/                                            910       15,443
Catalina Marketing Corp./(1)/                                   549       15,372
Newfield Exploration Co./(1)/                                   526       15,359
Marriott International Inc. "A"                                 458       15,297
Allied Capital Corp.                                            665       15,129
Dow Jones & Co. Inc.                                            332       15,083
Pitney Bowes Inc.                                               394       15,051
American Eagle Outfitters Inc./(1)/                             751       14,945
Iron Mountain Inc./(1)/                                         356       14,756
Openwave Systems Inc./(1)/                                    1,149       14,650
McCormick & Co. Inc.                                            319       14,610
Rowan Companies Inc./(1)/                                     1,161       14,373
i2 Technologies Inc./(1)/                                     4,173       14,355
Labranche & Co. Inc./(1)/                                       644       14,297
Orthodontic Centers of America Inc./(1)/                        579       14,272
SICOR Inc./(1)/                                                 753       14,224
Exult Inc./(1)/                                               1,215       14,203
Total System Services Inc.                                      566       14,020
Axcelis Technologies Inc./(1)/                                1,470       13,891
Conexant Systems Inc./(1)/                                    1,638       13,595
Freeport-McMoRan Copper & Gold Inc./(1)/                      1,231       13,529
Mentor Graphics Corp./(1)/                                      978       13,477
ADC Telecommunications Inc./(1)/                              3,843       13,412
Apogent Technologies Inc./(1)/                                  560       13,384
Coca-Cola Enterprises Inc.                                      864       13,254
Diamond Offshore Drilling Inc.                                  523       13,190
Hispanic Broadcasting Corp./(1)/                                800       12,880
Metris Companies Inc.                                           515       12,746
Patterson-UTI Energy Inc./(1)/                                1,016       12,558
Sybase Inc./(1)/                                              1,314       12,220
Orion Power Holdings Inc./(1)/                                  473       12,062
CuraGen Corp./(1)/                                              616       11,889
Pride International Inc./(1)/                                 1,135       11,804
Emulex Corp./(1)/                                             1,236       11,754
KPMG Consulting Inc./(1)/                                     1,081       11,686
Crown Castle International Corp./(1)/                         1,296       11,664
Quintiles Transnational Corp./(1)/                              798       11,651
Newport News Shipbuilding Inc.                                  172       11,558
National Instruments Corp./(1)/                                 436       11,410
Cox Radio Inc. "A"/(1)/                                         565       11,396
Tidewater Inc.                                                  423       11,290
Allied Waste Industries Inc./(1)/                               869       11,080
E*trade Group Inc./(1)/                                       1,830       11,072
Myriad Genetics Inc./(1)/                                       352       10,785
Intimate Brands Inc.                                          1,174       10,566
Extreme Networks Inc./(1)/                                    1,522       10,517
NRG Energy Inc./(1)/                                            645       10,455

--------------------------------------------------------------------------------
  page 180                                                              i|Shares
iShares Russell Midcap Growth Index Fund
Schedule of Investments (continued)
September 30, 2001 (Unaudited)

Security                                                     Shares        Value
--------------------------------------------------------------------------------

COMMON STOCKS (continued)
--------------------------------------------------------------------------------
SPX Corp./(1)/                                                  124     $ 10,280
Wind River Systems Inc./(1)/                                    960       10,080
Pixar Inc./(1)/                                                 249       10,060
Varco International Inc./(1)/                                   807        9,749
SkyWest Inc.                                                    581        9,714
Triad Hospitals Inc./(1)/                                       273        9,664
Aviron/(1)/                                                     383        9,533
DoubleClick Inc./(1)/                                         1,656        9,439
Affymetrix Inc./(1)/                                            583        9,357
BlackRock Inc./(1)/                                             210        9,286
Tekelec/(1)/                                                    701        9,232
Tootsie Roll Industries Inc.                                    240        9,182
Inhale Therapeutic Systems Inc./(1)/                            674        8,964
Advanced Fibre Communications Inc./(1)/                         602        8,795
Palm Inc./(1)/                                                6,011        8,776
Black & Decker Corp.                                            281        8,767
Solutia Inc.                                                    705        8,742
Retek Inc./(1)/                                                 716        8,714
Timberland Co. "A"/(1)/                                         309        8,374
Homestore.com Inc./(1)/                                       1,074        8,216
Talbots Inc. (The)                                              365        8,194
Storage Technology Corp./(1)/                                   647        8,120
Foundry Networks Inc./(1)/                                    1,308        7,913
Primedia Inc./(1)/                                            3,293        7,739
Level 3 Communications Inc./(1)/                              2,034        7,689
WebMD Corp./(1)/                                              1,779        7,579
Priority Healthcare Corp. "B"/(1)/                              312        7,488
EarthLink Inc./(1)/                                             491        7,478
Finisar Corp./(1)/                                            1,797        7,116
3Com Corp./(1)/                                               1,878        7,042
Brinker International Inc./(1)/                                 296        6,992
Dover Corp.                                                     231        6,955
Sonus Networks Inc./(1)/                                      2,316        6,948
Vulcan Materials Co.                                            155        6,696
Consol Energy Inc.                                              312        6,686
Ameritrade Holding Corp. "A"/(1)/                             1,659        6,653
Pogo Producing Co.                                              283        6,651
Commerce Bancorp Inc.                                            97        6,596
Kerr-McGee Corp.                                                127        6,593
RealNetworks Inc./(1)/                                        1,349        6,556
RSA Security Inc./(1)/                                          480        6,461
Rockwell Collins                                                454        6,447
Knight Trading Group Inc./(1)/                                  836        6,446
Micromuse Inc./(1)/                                           1,115        6,333
Time Warner Telecom Inc. "A"/(1)/                               872        6,322
TIBCO Software Inc./(1)/                                        813        5,967
Acterna Corp./(1)/                                            1,876        5,966
Enterasys Networks Inc./(1)/                                    923        5,953
Vignette Corp./(1)/                                           1,678        5,940
Corvis Corp./(1)/                                             3,867        5,878
Forest Oil Corp./(1)/                                           236        5,853
SanDisk Corp./(1)/                                              587        5,788
Callaway Golf Co.                                               450        5,760
Quest Software Inc./(1)/                                        496        5,744
Harris Corp.                                                    174        5,537
West Corp./(1)/                                                 279        5,524
Cirrus Logic Inc./(1)/                                          743        5,513
Riverstone Networks Inc./(1)/                                 1,049        5,507
Tech Data Corp./(1)/                                            144        5,458
Power-One Inc./(1)/                                             886        5,449
NCR Corp./(1)/                                                  183        5,426
Darden Restaurants Inc.                                         204        5,355
Internet Security Systems Inc./(1)/                             581        5,293
Interwoven Inc./(1)/                                          1,335        5,153
Willamette Industries Inc.                                      114        5,129
Oakley Inc./(1)/                                                390        4,895
Metro-Goldwyn-Mayer Inc./(1)/                                   245        4,153
University of Phoenix Online/(1)/                               132        4,087
Northwest Airlines Corp. "A"/(1)/                               351        4,005
ONI Systems Inc./(1)/                                           984        3,966
TeleCorp PCS Inc./(1)/                                          358        3,956
Informatica Corp./(1)/                                          990        3,911
Stilwell Financial Inc.                                         196        3,822
Viad Corp.                                                      198        3,798
International Speedway Corp. "A"                                109        3,796
Harrah's Entertainment Inc./(1)/                                140        3,781
Omnicare Inc.                                                   172        3,755
United States Cellular Corp./(1)/                                75        3,713
Autodesk Inc.                                                   115        3,687
Arch Coal Inc.                                                  235        3,666
Columbia Sportswear Co./(1)/                                    162        3,596
Outback Steakhouse Inc./(1)/                                    138        3,534
StorageNetworks Inc./(1)/                                       889        3,520
Barnes & Noble Inc./(1)/                                         95        3,429
CNET Networks Inc./(1)/                                         777        3,341
Peabody Energy Corp.                                            136        3,278
Sycamore Networks Inc./(1)/                                     940        3,271
Jacobs Engineering Group Inc./(1)/                               52        3,245
Expedia Inc. "A"/(1)/                                           130        3,158
Allegiance Telecom Inc./(1)/                                    991        2,983
Nike Inc. "B"                                                    63        2,949
PanAmSat Corp./(1)/                                             123        2,868

--------------------------------------------------------------------------------
iShares Schedules of Investments                                      page 181
iShares Russell Midcap Growth Index Fund
Schedule of Investments (continued)
September 30, 2001 (Unaudited)

Security                                    Shares        Value
---------------------------------------------------------------

COMMON STOCKS (continued)
---------------------------------------------------------------
Ariba Inc./(1)/                              1,501  $     2,792
Redback Networks Inc./(1)/                   1,923        2,788
Henry Schein Inc./(1)/                          71        2,741
Galileo International Inc.                     132        2,740
John Nuveen Co. "A"                             60        2,654
Hotel Reservations Network Inc. "A"/(1)/       115        2,615
Maxtor Corp./(1)/                              674        2,406
McDATA Corporation "A"/(1)/                    285        2,391
Quanta Services Inc./(1)/                      165        2,351
Readers Digest Association Inc. (The)
  "A"                                          124        2,280
Unisys Corp./(1)/                              260        2,252
Acxiom Corp./(1)/                              239        2,247
Blockbuster Inc.                                99        2,168
Trigon Healthcare Inc./(1)/                     32        2,096
Entravision Communications Corp./(1)/          242        2,069
Transmeta Corp./(1)/                         1,427        2,012
Cablevision Systems Corporation -
  Rainbow Media Group/(1)/                      99        2,005
Packaging Corporation of America/(1)/          129        1,993
Instinet Group Inc./(1)/                       203        1,987
Travelocity.com Inc./(1)/                      147        1,955
Pall Corp.                                      98        1,906
Nextel Partners Inc. "A"/(1)/                  275        1,851
Plug Power Inc./(1)/                           189        1,818
Aquila Inc./(1)/                                83        1,809
United Rentals Inc./(1)/                       104        1,803
MGM Grand Inc./(1)/                             78        1,753
Venator Group Inc./(1)/                        106        1,617
Catellus Development Corp./(1)/                 92        1,608
Ticketmaster Online-CitySearch Inc.
  "B"/(1)/                                     149        1,542
Grant Prideco Inc./(1)/                        227        1,382
Louis Dreyfus Natural Gas Corp./(1)/            32        1,245
AVX Corp.                                       74        1,204
Ingram Micro Inc. "A"/(1)/                      88        1,135
Winn-Dixie Stores Inc.                          99        1,134
U.S. Airways Group Inc./(1)/                   242        1,125
Black Hills Corp.                               36        1,099
Exodus Communications Inc./(1)/              6,456        1,098
Constellation Brands Inc./(1)/                  26        1,083
TD Waterhouse Group Inc./(1)/                  175        1,075
Global Power Equipment Group Inc./(1)/          63          958
Mediacom Communications Corp./(1)/              71          925
Big Lots Inc.                                  105          870
Gateway Inc./(1)/                              158          861
Harte-Hanks Inc.                                37          801
Inrange Technologies Corp./(1)/                 87          517
Tellium Inc./(1)/                               88          434
Valhi Inc.                                      12          160
---------------------------------------------------------------

TOTAL COMMON STOCKS
(Cost: $14,571,459)                                  11,273,680
---------------------------------------------------------------

REPURCHASE AGREEMENT - 0.08%
---------------------------------------------------------------
Investors Bank & Trust Tri-Party Repurchase
  Agreement, dated 09/28/01, due
  10/01/01, with a maturity value of
  $9,679 and an effective yield of
  2.90%.                                    $9,676        9,676
---------------------------------------------------------------

TOTAL REPURCHASE AGREEMENT
(Cost: $9,676)                                            9,676
---------------------------------------------------------------

TOTAL INVESTMENTS IN SECURITIES -- 100.01%
(Cost $14,581,135)                                   11,283,356
---------------------------------------------------------------
Other Assets, Less Liabilities -- (0.01%)                (1,329)
---------------------------------------------------------------

NET ASSETS -- 100.00%                               $11,282,027
===============================================================

/(1)/  Non-income earning securities.

See notes to financial Statements.
--------------------------------------------------------------------------------
Page 182                                                               i|Shares
iShares Russell Midcap Value Index Fund
Schedule of Investments
September 30, 2001 (Unaudited)

Security                                   Shares        Value
--------------------------------------------------------------

COMMON STOCKS - 99.73%
--------------------------------------------------------------
Equity Office Properties Trust              4,065  $   130,080
Albertson's Inc.                            3,989      127,169
Raytheon Co.                                3,414      118,637
ConAgra Foods Inc.                          5,281      118,558
Avon Products Inc.                          2,188      101,195
KeyCorp                                     4,182      100,953
Comerica Inc.                               1,759       97,449
AON Corp.                                   2,273       95,466
Xcel Energy Inc.                            3,390       95,429
Becton Dickinson & Co.                      2,532       93,684
FPL Group Inc.                              1,739       93,123
Masco Corp.                                 4,522       92,430
McKesson HBOC Inc.                          2,417       91,338
Progress Energy Inc.                        2,120       91,139
Occidental Petroleum Corp.                  3,668       89,279
Public Service Enterprise Group Inc.        2,032       86,462
SouthTrust Corp.                            3,392       86,394
Deere & Co.                                 2,296       86,353
Air Products & Chemicals Inc.               2,223       85,763
Lincoln National Corp.                      1,838       85,706
May Department Stores Co.                   2,947       85,522
Consolidated Edison Inc.                    2,072       84,372
St. Paul Companies Inc.                     2,040       84,089
Progressive Corporation                       616       82,482
Pitney Bowes Inc.                           2,144       81,901
USX-Marathon Group Inc.                     3,042       81,374
Northrop Grumman Corp.                        800       80,800
FirstEnergy Corp.                           2,187       78,623
Unocal Corp.                                2,378       77,285
Equity Residential Properties Trust         1,318       76,971
PPG Industries Inc.                         1,645       75,259
Golden West Financial Corp.                 1,257       73,032
MBIA Inc.                                   1,453       72,650
Archer-Daniels-Midland Co.                  5,729       72,128
DTE Energy Co.                              1,611       69,354
Entergy Corp.                               1,882       66,924
Praxair Inc.                                1,580       66,360
Mattel Inc./(1)/                            4,237       66,351
Jefferson-Pilot Corp.                       1,489       66,231
AmSouth Bancorp                             3,629       65,576
CSX Corp.                                   2,081       65,551
Delphi Automotive Systems Corp.             5,501       64,637
Regions Financial Corp.                     2,221       64,098
Georgia-Pacific Corp.                       2,222       63,971
Healthsouth Corp./(1)/                      3,852       62,634
Clorox Co.                                  1,688       62,456
Charter One Financial Inc.                  2,205       62,227
Norfolk Southern Corp.                      3,794       61,159
MGIC Investment Corp.                         924       60,374
M&T Bank Corp.                                815       60,310
New York Times Co. "A"                      1,535       59,911
Marshall & Ilsley Corp.                     1,051       59,581
Franklin Resources Inc.                     1,673       58,003
PG&E Corp.                                  3,812       57,942
Union Planters Corp.                        1,344       57,658
Tricon Global Restaurants Inc./(1)/         1,441       56,516
Penney (J.C.) Company Inc.                  2,578       56,458
Newell Rubbermaid Inc.                      2,484       56,412
Johnson Controls Inc.                         854       55,715
Cincinnati Financial Corp.                  1,331       55,396
Dover Corp.                                 1,836       55,282
R.J. Reynolds Tobacco Holdings Inc.           956       54,626
Wellpoint Health Networks Inc./(1)/           500       54,575
Xerox Corp.                                 7,037       54,537
Genuine Parts Co.                           1,687       53,748
Apple Computer Inc./(1)/                    3,449       53,494
Marriott International Inc. "A"             1,588       53,039
UNUMProvident Corp.                         2,098       52,975
Kerr-McGee Corp.                            1,016       52,741
Boston Scientific Corp./(1)/                2,568       52,644
Ingersoll-Rand Co.                          1,548       52,322
Computer Sciences Corp./(1)/                1,573       52,176
National Commerce Financial Corp.           1,997       52,122
Ameren Corp.                                1,343       51,571
Countrywide Credit Industries Inc.          1,167       51,266
Federated Department Stores Inc./(1)/       1,777       50,111
Sempra Energy                               2,020       49,995
Rohm & Haas Co. "A"                         1,522       49,861
Fortune Brands Inc.                         1,487       49,814
Hershey Foods Corp.                           756       49,420
Ambac Financial Group Inc.                    888       48,582
Zions Bancorp                                 903       48,455
Cinergy Corp.                               1,556       48,034
Torchmark Corp.                             1,224       47,736
NiSource Inc.                               2,019       47,063
North Fork Bancorp                          1,582       47,049
PPL Corp.                                   1,430       46,618
CenturyTel Inc.                             1,380       46,230
First Tennessee National Corp.              1,246       46,102
Wrigley (William Jr.) Co.                     889       45,606
KeySpan Corp.                               1,355       45,040
Allegheny Energy Inc.                       1,223       44,884

--------------------------------------------------------------------------------
iShares Schedules of Investments                                        page 183
iShares Russell Midcap Value Index Fund
Schedule of Investments (continued)
September 30, 2001 (Unaudited)

Security                                   Shares        Value
--------------------------------------------------------------

COMMON STOCKS (continued)
--------------------------------------------------------------
GPU Inc.                                    1,108  $    44,719
Ralston Purina Group                        1,346       44,149
Amerada Hess Corp.                            679       43,116
Starwood Hotels & Resorts Worldwide Inc.    1,941       42,702
Huntington Bancshares Inc.                  2,460       42,583
Edison International                        3,206       42,191
Kellogg Co.                                 1,400       42,000
Burlington Resources Inc.                   1,219       41,702
Popular Inc.                                1,334       41,621
Bear Stearns Companies Inc.                   820       41,008
Willamette Industries Inc.                    900       40,491
Aetna Inc./(1)/                             1,398       40,388
Office Depot Inc./(1)/                      2,943       40,025
Textron Inc.                                1,177       39,559
Stilwell Financial Inc.                     2,027       39,527
Parker Hannifin Corp.                       1,145       39,274
Devon Energy Corp.                          1,140       39,216
Block (H & R) Inc.                          1,014       39,100
Constellation Energy Group Inc.             1,601       38,744
Apache Corp.                                  895       38,485
SAFECO Corp.                                1,252       37,973
Leggett & Platt Inc.                        1,920       37,440
TECO Energy Inc.                            1,331       36,070
Cooper Industries Inc.                        856       35,498
Vulcan Materials Co.                          821       35,467
TCF Financial Corp.                           765       35,236
Cablevision Systems Corp./(1)/                858       35,127
Ultramar Diamond Shamrock Corp.               721       34,565
Broadwing Inc./(1)/                         2,144       34,476
ITT Industries Inc.                           757       33,914
Kmart Corp./(1)/                            4,811       33,629
Simon Property Group Inc.                   1,245       33,503
Toys R Us Inc./(1)/                         1,937       33,375
Dime Bancorp Inc.                             841       33,068
Pinnacle West Capital Corp.                   829       32,911
Sigma-Aldrich Corp.                           728       32,906
Servicemaster Co.                           2,953       32,749
Compass Bancshares Inc.                     1,256       32,694
Nike Inc. "B"                                 689       32,252
Thermo Electron Corp./(1)/                  1,775       32,039
Limited Inc.                                3,363       31,949
Delta Air Lines Inc.                        1,206       31,778
Utilicorp United Inc.                       1,130       31,651
Archstone Communities Trust                 1,190       31,059
PACCAR Inc.                                   623       30,571
Whirlpool Corp.                               552       30,553
Old Republic International Corp.            1,165       30,535
Radian Group Inc.                             792       30,492
TRW Inc.                                    1,022       30,476
American Water Works Inc.                     765       30,217
Nucor Corp.                                   761       30,212
T Rowe Price Group Inc.                     1,031       30,208
Fluor Corp.                                   784       30,184
DPL Inc.                                    1,239       30,132
Banknorth Group Inc.                        1,342       29,953
Duke-Weeks Realty Corp.                     1,262       29,897
Engelhard Corp.                             1,285       29,683
Public Storage Inc.                           888       29,659
UST Inc.                                      885       29,382
Apartment Investment &
  Management Co. "A"                          648       29,328
Greenpoint Financial Corp.                    835       29,308
Harrah's Entertainment Inc./(1)/            1,074       29,009
AMR Corp./(1)/                              1,510       28,901
Stanley Works (The)                           786       28,728
Sherwin-Williams Co.                        1,288       28,619
Donnelley (R.R.) & Sons Co.                 1,054       28,511
AvalonBay Communities Inc.                    597       28,507
Grainger (W.W.) Inc.                          732       28,438
Manor Care Inc./(1)/                        1,012       28,437
Health Management Associates Inc. "A"/(1)/  1,344       27,901
Molex Inc.                                    986       27,716
Edwards (A.G.) Inc.                           781       27,421
Eastman Chemical Co.                          754       27,370
Kinder Morgan Inc.                            556       27,361
PMI Group Inc. (The)                          435       27,140
Mead Corp.                                    974       26,960
Mercantile Bankshares Corp.                   678       26,917
Republic Services Inc. "A"/(1)/             1,659       26,876
Darden Restaurants Inc.                     1,022       26,827
Sunoco Inc.                                   750       26,700
Boston Properties Inc.                        696       26,538
Diebold Inc.                                  696       26,518
Kimco Realty Corp.                            545       26,460
SCANA Corp.                                 1,028       26,091
Astoria Financial Corp.                       440       26,074
Ashland Inc.                                  676       26,060
Northeast Utilities                         1,390       26,035
CMS Energy Corp.                            1,299       25,980
Vornado Realty Trust                          649       25,765
Prologis Trust                              1,217       25,679
Unisys Corp./(1)/                           2,964       25,668
Hilton Hotels Corp.                         3,260       25,591

--------------------------------------------------------------------------------
page 184                                                               i|Shares
iShares Russell Midcap Value Index Fund
Schedule of Investments (Continued)
September 30, 2001 (Unaudited)

Security                                   Shares        Value
--------------------------------------------------------------

COMMON STOCKS (continued)
--------------------------------------------------------------
AmerisourceBergen Corp./(1)/                  359  $    25,471
VF Corp.                                      870       25,465
Hibernia Corp. "A"                          1,553       25,392
LSI Logic Corp./(1)/                        2,147       25,227
Fidelity National Financial Inc.              933       25,088
SUPERVALU Inc.                              1,236       25,004
Avery Dennison Corp.                          527       24,932
National Semiconductor Corp./(1)/           1,128       24,872
Goodyear Tire & Rubber Co.                  1,348       24,844
Niagara Mohawk Holdings Inc./(1)/           1,464       24,844
Legg Mason Inc.                               623       24,770
Wisconsin Energy Corp.                      1,086       24,435
AutoZone Inc./(1)/                            469       24,322
Alliant Energy Corp.                          777       24,320
Cabot Corp.                                   609       24,299
Wendy's International Inc.                    902       24,038
Coca-Cola Enterprises Inc.                  1,565       24,007
Mylan Laboratories Inc.                       733       23,910
Bard (C.R.) Inc.                              465       23,906
Eaton Corp.                                   399       23,625
Hillenbrand Industries Inc.                   437       23,585
SPX Corp./(1)/                                284       23,544
Knight Ridder Inc.                            421       23,513
Allmerica Financial Corp.                     517       23,187
NCR Corp./(1)/                                779       23,097
Energy East Corp.                           1,147       23,066
Ross Stores Inc.                              787       23,020
Sovereign Bancorp Inc.                      2,420       22,990
Circuit City Stores Inc.                    1,913       22,956
Commerce Bancshares Inc.                      610       22,948
Valley National Bancorp                       770       22,908
Brown-Forman Corp. "B"                        361       22,808
Deluxe Corp.                                  657       22,693
Newmont Mining Corp.                          960       22,656
Dana Corp.                                  1,448       22,589
Pactiv Corp./(1)/                           1,554       22,517
Rockwell International Corp.                1,530       22,460
Heller Financial Inc. "A"                     424       22,374
Smurfit-Stone Container Corp./(1)/          1,681       22,240
Dun & Bradstreet Corp./(1)/                   788       22,064
AutoNation Inc./(1)/                        2,508       22,045
Sonoco Products Co.                           938       22,043
Golden State Bancorp Inc.                     719       21,858
IBP Inc.                                      923       21,829
Westvaco Corp.                                849       21,819
Associated Bancorp                            642      21,757
International Flavors & Fragrances Inc.       784       21,709
Temple-Inland Inc.                            457       21,703
Vishay Intertechnology Inc./(1)/            1,177       21,657
NSTAR                                         516       21,620
Potomac Electric Power Co.                    984       21,609
Trigon Healthcare Inc./(1)/                   328       21,484
First Virginia Banks Inc.                     469       21,480
McCormick & Co. Inc.                          467       21,389
Smithfield Foods Inc./(1)/                  1,016       21,387
Telephone & Data Systems Inc.                 225       21,218
Phelps Dodge Corp.                            770       21,175
iStar Financial Inc.                          851       21,020
Avnet Inc.                                  1,152       20,955
ALLETE                                        816       20,922
Conseco Inc./(1)/                           2,880       20,909
Valero Energy Corp.                           590       20,709
Liberty Property Trust                        718       20,599
Conectiv Inc.                                 872       20,492
Pall Corp.                                  1,049       20,403
Arrow Electronics Inc./(1)/                   972       20,276
Bowater Inc.                                  460       20,249
Humana Inc./(1)/                            1,652       19,923
Centex Corp.                                  590       19,901
Venator Group Inc./(1)/                     1,297       19,779
Manpower Inc.                                 748       19,695
Health Care Property Investors Inc.           508       19,533
Hasbro Inc.                                 1,394       19,516
Park Place Entertainment Corp./(1)/         2,632       19,293
Bemis Co.                                     484       19,287
Liz Claiborne Inc.                            511       19,265
Black & Decker Corp.                          605       18,876
Crescent Real Estate Equities Co.             874       18,747
Equitable Resources Inc.                      624       18,726
American Power Conversion Corp./(1)/        1,599       18,676
Brinker International Inc./(1)/               789       18,636
Pacific Century Financial Corp.               795       18,579
ADC Telecommunications Inc./(1)/            5,276       18,413
Goodrich (B.F.) Co.                           944       18,389
Martin Marietta Materials Inc.                469       18,343
Intuit Inc./(1)/                              512       18,330
Triad Hospitals Inc./(1)/                     517       18,302
Puget Energy Inc.                             849       18,245
Lennar Corp.                                  505       18,200
Ceridian Corp./(1)/                         1,255       18,197
Fulton Financial Corp.                        813       18,171
FirstMerit Corp.                              772       18,119

--------------------------------------------------------------------------------
iShares Schedules of Investments                                        page 185
iSHares Russell MidCap Value Index Fund
Schedule of Investments (continued)
September 30, 2001 (Unaudited)

Security                                   Shares        Value
--------------------------------------------------------------

COMMON STOCKS (continued)
--------------------------------------------------------------
Scripps (E.W.) Company                        297  $    18,090
National Fuel Gas Co.                         780       17,963
Protective Life Corp.                         612       17,748
General Growth Properties Inc.                509       17,698
Washington Post Company (The) "B"              34       17,673
Rockwell Collins                            1,238       17,580
Hormel Foods Corp.                            735       17,361
UnionBanCal Corporation                       513       17,360
Lamar Advertising Co./(1)/                    572       17,343
Unitrin Inc.                                  452       17,275
Service Corp. International/(1)/            2,858       17,205
Health Net Inc./(1)/                          895       17,202
CarrAmerica Realty Corp.                      573       17,167
Transatlantic Holdings Inc.                   203       17,145
NICOR Inc.                                    440       17,050
Readers Digest Association Inc. (The)
  "A"                                         927       17,048
BancWest Corporation                          488       17,046
Noble Affiliates Inc.                         550       17,045
AMB Property Corp.                            692       16,954
Harris Corp.                                  528       16,801
OGE Energy Corp.                              767       16,774
Valassis Communications Inc./(1)/             521       16,625
Roslyn Bancorp Inc.                           897       16,603
Visteon Corp.                               1,280       16,320
Navistar International Corp./(1)/             577       16,300
Apogent Technologies Inc./(1)/                677       16,180
Sky Financial Group Inc.                      809       16,099
Valspar Corp.                                 481       16,085
City National Corp.                           372       16,052
Catellus Development Corp./(1)/               915       15,994
Host Marriott Corp.                         2,264       15,961
Kansas City Power & Light Co.                 611       15,941
Webster Financial Corp.                       480       15,821
Lear Corp./(1)/                               583       15,753
MONY Group Inc.                               475       15,732
MDU Resources Group Inc.                      671       15,681
Georgia-Pacific (Timber Group)                432       15,647
Lubrizol Corp.                                495       15,642
Newport News Shipbuilding Inc.                232       15,590
Wilmington Trust Corp.                        281       15,511
Omnicare Inc.                                 701       15,303
Old National Bancorp                          586       15,236
Tech Data Corp./(1)/                          402       15,236
Westwood One Inc./(1)/                        683       15,197
Borders Group Inc./(1)/                       792       15,167
Outback Steakhouse Inc./(1)/                  592       15,161
Autoliv Inc.                                  960       15,110
Questar Corp.                                 747       15,074
Synovus Financial Corp.                       546       15,070
Tektronix Inc./(1)/                           859       15,024
Energizer Holdings Inc./(1)/                  902       14,991
Vectren Corporation                           668       14,957
Adelphia Communications Corp. "A"/(1)/        671       14,896
Nordstrom Inc.                              1,028       14,855
Bausch & Lomb Inc.                            521       14,744
New Plan Excel Realty Trust                   858       14,672
Hospitality Properties Trust                  608       14,641
Applera Corp. - Celera Genomics Group/(1)/    607       14,629
Autodesk Inc.                                 450       14,427
Arden Realty Inc.                             563       14,396
Commerce Bancorp Inc.                         211       14,348
Washington Federal Inc.                       572       14,329
Barnes & Noble Inc./(1)/                      395       14,259
Mohawk Industries Inc./(1)/                   388       14,259
Staples Inc./(1)/                           1,067       14,212
Brunswick Corp.                               862       14,197
Alberto-Culver Co. "B"                        359       13,962
Boise Cascade Corp.                           473       13,953
KEMET Corp./(1)/                              842       13,859
Pulte Corp.                                   451       13,823
Pioneer Natural Resources Co./(1)/            966       13,746
Hubbell Inc. "B"                              470       13,705
Citizen Communications Co./(1)/             1,453       13,658
Charter Communications Inc./(1)/            1,099       13,606
Rouse Co.                                     561       13,559
Cullen/Frost Bankers Inc.                     501       13,502
GATX Corporation                              400       13,456
Viad Corp.                                    697       13,368
MGM Grand Inc./(1)/                           590       13,263
Markel Corp./(1)/                              68       13,260
Atmel Corp./(1)/                            1,984       13,253
HCC Insurance Holdings Inc.                   500       13,150
Plum Creek Timber Co. Inc.                    492       13,141
Security Capital Group "B"/(1)/               702       13,134
Pentair Inc.                                  425       13,077
IDACorp Inc.                                  364       13,017
Compuware Corp./(1)/                        1,553       12,936
Quantum DLT & Storage Group/(1)/            1,584       12,925
HON Industries Inc.                           585       12,847
Helmerich & Payne Inc.                        492       12,841
OM Group Inc.                                 233       12,815
Constellation Brands Inc./(1)/                307       12,790

--------------------------------------------------------------------------------
  Page 186                                                              i|Shares
iShares Russell MidCap Value Index Fund
Schedule Of Investments (continued)
September 30, 2001 (Unaudited)

Security                                   Shares        Value
--------------------------------------------------------------

COMMON STOCKS (continued)
--------------------------------------------------------------
Mack-Cali Realty Corp.                        411  $    12,741
American Tower Corp./(1)/                     917       12,737
Galileo International Inc.                    612       12,705
SCI Systems Inc./(1)/                         703       12,654
Snap-On Inc.                                  564       12,594
Homestake Mining Company                    1,349       12,546
Reynolds & Reynolds Co. "A"                   537       12,512
Monsanto Company                              368       12,413
Teleflex Inc.                                 330       12,339
Belo (A.H.) Corp.                             769       12,335
PepsiAmericas Inc.                            825       12,334
USX-U.S. Steel Group Inc.                     873       12,205
Meredith Corp.                                374       12,017
Lyondell Chemical Co.                       1,042       11,931
Payless Shoesource Inc./(1)/                  216       11,837
Clayton Homes Inc.                            961       11,724
D.R. Horton Inc.                              562       11,723
Conexant Systems Inc./(1)/                  1,410       11,703
Openwave Systems Inc./(1)/                    915       11,666
Western Resources Inc.                        695       11,502
Ocean Energy Inc.                             691       11,263
Rite Aid Corp./(1)/                         1,455       11,233
Jacobs Engineering Group Inc./(1)/            180       11,232
Henry Schein Inc./(1)/                        289       11,155
Precision Castparts Corp.                     500       11,100
Crane Co.                                     505       11,070
FMC Corp./(1)/                                223       10,925
Cummins Engine Company Inc.                   329       10,857
CNF Transportation Inc.                       475       10,844
Leucadia National Corp.                       347       10,826
Dow Jones & Co. Inc.                          238       10,812
Tyson Foods Inc. "A"                        1,079       10,812
Allied Capital Corp.                          474       10,783
Massey Energy Co.                             727       10,651
Six Flags Inc./(1)/                           848       10,371
BMC Software Inc./(1)/                        805       10,223
Reebok International Ltd./(1)/                493       10,205
Lafarge Corp.                                 301       10,053
Coors (Adolf) Company "B"                     222        9,990
Mercury General Corp.                         251        9,965
ICN Pharmaceuticals Inc.                      378        9,960
Hudson City Bancorp Inc.                      415        9,919
Trustmark Corp.                               443        9,914
Allegheny Technologies Inc.                   737        9,824
Universal Health Services Inc. "B"/(1)/       201        9,809
Mandalay Resort Group Inc./(1)/               600        9,738
Polo Ralph Lauren Corp./(1)/                  518        9,713
Allied Waste Industries Inc./(1)/             759        9,677
UAL Corp.                                     525        9,587
USA Networks Inc./(1)/                        533        9,583
McClatchy Co. (The) "A"                       223        9,366
Crown Castle International Corp./(1)/       1,031        9,279
American Financial Group Inc.                 412        9,146
Steelcase Inc.                                724        9,101
Gateway Inc./(1)/                           1,655        9,020
Entercom Communications Corp./(1)/            259        8,806
E*trade Group Inc./(1)/                     1,452        8,785
Hercules Inc./(1)/                          1,063        8,770
Alleghany Corp./(1)/                           44        8,756
Nationwide Financial Services Inc.            235        8,737
Extended Stay America Inc./(1)/               602        8,711
Big Lots Inc.                               1,046        8,671
Ingram Micro Inc. "A"/(1)/                    671        8,656
Louis Dreyfus Natural Gas Corp./(1)/          220        8,558
Reliant Resources Inc./(1)/                   527        8,537
Winn-Dixie Stores Inc.                        741        8,484
Neiman-Marcus Group Inc. "A"/(1)/             345        8,435
Ethan Allen Interiors Inc.                    303        8,332
Great Lakes Chemical Corp.                    377        8,332
3Com Corp./(1)/                             2,173        8,149
Enterasys Networks Inc./(1)/                1,259        8,121
Harte-Hanks Inc.                              375        8,115
American National Insurance Co.               100        8,100
EOG Resources Inc.                            279        8,071
Quintiles Transnational Corp./(1)/            551        8,045
Pogo Producing Co.                            339        7,967
Continental Airlines Inc. "B"/(1)/            531        7,965
AK Steel Holding Corp.                        937        7,918
Jones Apparel Group Inc./(1)/                 304        7,749
AVX Corp.                                     476        7,745
Advanced Micro Devices Inc./(1)/              950        7,742
Interpublic Group of Companies Inc.           372        7,589
Storage Technology Corp./(1)/                 596        7,480
Erie Indemnity Co. "A"                        188        7,435
Radio One Inc. "D"/(1)/                       642        7,409
Moody's Corp.                                 199        7,363
Cablevision Systems Corporation-Rainbow
  Media Group/(1)/                            362        7,330
Tidewater Inc.                                274        7,313
Provident Financial Group Inc.                287        7,247
Network Associates Inc./(1)/                  561        7,231
Weatherford International Inc./(1)/           283        7,219

--------------------------------------------------------------------------------
iShares Schedules of Investments                                        page 187
iShares Russell MidCap Value Index Fund
Schedule of Investments (continued)
September 30, 2001 (Unaudited)


Security                                   Shares        Value
--------------------------------------------------------------

COMMON STOCKS (continued)
--------------------------------------------------------------
WorldCom Inc. - MCI Group                     468  $     7,128
Black Hills Corp.                             233        7,111
Neuberger Berman Inc.                         202        7,046
St. Joe Company (The)                         268        6,928
Solutia Inc.                                  556        6,894
Acxiom Corp./(1)/                             733        6,890
International Speedway Corp. "A"              197        6,862
Insight Communications Co. Inc./(1)/          372        6,845
Packaging Corporation of America/(1)/         442        6,829
Dentsply International Inc.                   145        6,661
Hispanic Broadcasting Corp./(1)/              412        6,633
Cypress Semiconductor Corp./(1)/              443        6,583
Danaher Corp.                                 139        6,558
Callaway Golf Co.                             512        6,554
CNA Financial Corp./(1)/                      231        6,246
Maytag Corp.                                  249        6,135
Level 3 Communications Inc./(1)/            1,613        6,097
Advanced Fibre Communications Inc./(1)/       417        6,092
UTStarcom Inc./(1)/                           373        6,061
WebMD Corp./(1)/                            1,412        6,015
Pride International Inc./(1)/                 571        5,938
Saks Inc./(1)/                              1,184        5,920
EarthLink Inc./(1)/                           387        5,894
Beckman Coulter Inc.                          133        5,885
Reinsurance Group of America Inc.             171        5,833
21st Century Insurance Group                  310        5,456
United Rentals Inc./(1)/                      314        5,445
Iron Mountain Inc./(1)/                       131        5,430
Williams Communications Group Inc./(1)/     4,532        5,348
People's Bank                                 239        5,306
Grant Prideco Inc./(1)/                       862        5,250
Blockbuster Inc.                              237        5,190
NTL Inc./(1)/                               1,662        5,152
United States Cellular Corp./(1)/             102        5,049
Diamond Offshore Drilling Inc.                200        5,044
Estee Lauder Companies Inc. "A"               149        4,939
Maxtor Corp./(1)/                           1,381        4,930
DaVita Inc./(1)/                              241        4,904
St. Jude Medical Inc./(1)/                     70        4,792
Vignette Corp./(1)/                         1,333        4,719
Agere Systems Inc./(1)/                     1,141        4,712
PanAmSat Corp./(1)/                           202        4,711
Noble Drilling Corp./(1)/                     181        4,344
KPMG Consulting Inc./(1)/                     400        4,324
Liberty Financial Companies Inc.              136        4,318
ENSCO International Inc.                      287        4,196
Pepsi Bottling Group Inc.                      90        4,146
Hollinger International Inc.                  393        4,127
Emmis Communications Corp./(1)/               285        4,110
Wesco Financial Corp.                          14        4,061
Medicis Pharmaceutical Corp. "A"/(1)/          80        3,998
Metro-Goldwyn-Mayer Inc./(1)/                 229        3,882
TeleCorp PCS Inc./(1)/                        340        3,757
Ecolab Inc.                                   100        3,633
Murphy Oil Corp.                               50        3,618
Global Marine Inc./(1)/                       254        3,556
Global Industries Ltd./(1)/                   625        3,406
Mediacom Communications Corp./(1)/            260        3,388
Amkor Technology Inc./(1)/                    306        3,219
Arch Coal Inc.                                206        3,214
Forest Oil Corp./(1)/                         122        3,026
Weis Markets Inc.                             108        3,002
Hearst-Argyle Television Inc./(1)/            163        2,852
RSA Security Inc./(1)/                        211        2,840
SanDisk Corp./(1)/                            287        2,830
Northwest Airlines Corp. "A"/(1)/             241        2,750
CNET Networks Inc./(1)/                       622        2,675
John Nuveen Co. "A"                            60        2,654
Aquila Inc./(1)/                              121        2,638
Sepracor Inc./(1)/                             73        2,621
Varco International Inc./(1)/                 214        2,585
Sycamore Networks Inc./(1)/                   741        2,579
CMGI Inc./(1)/                              2,540        2,540
Palm Inc./(1)/                              1,674        2,444
Knight Trading Group Inc./(1)/                313        2,413
U.S. Airways Group Inc./(1)/                  506        2,353
American Standard Companies Inc./(1)/          40        2,200
Rowan Companies Inc./(1)/                     173        2,142
Cephalon Inc./(1)/                             40        1,995
Riverstone Networks Inc./(1)/                 372        1,951
Tootsie Roll Industries Inc.                   51        1,951
Entravision Communications Corp./(1)/         223        1,907
TD Waterhouse Group Inc./(1)/                 307        1,885
Quanta Services Inc./(1)/                     131        1,867
DST Systems Inc./(1)/                          43        1,860
Instinet Group Inc./(1)/                      187        1,831
SkyWest Inc.                                  108        1,806
Nextel Partners Inc. "A"/(1)/                 261        1,757
Ticketmaster Online-CitySearch Inc.
  "B"/(1)/                                    159        1,646
Sealed Air Corp./(1)/                          44        1,606
Peabody Energy Corp.                           65        1,567
Metromedia Fiber Network Inc. "A"/(1)/      4,263        1,449

--------------------------------------------------------------------------------
  page 188                                                              i|Shares
iShares Russell MidCap Value Index Fund
Schedule Of Investments (continued)
September 30, 2001 (Unaudited)


                                          Shares or
Security                                  Principal        Value
----------------------------------------------------------------

COMMON STOCKS (continued)
----------------------------------------------------------------
Cerner Corp./(1)/                               28   $     1,386
Certegy Inc./(1)/                               51         1,324
NRG Energy Inc./(1)/                            80         1,297
Sybase Inc./(1)/                               131         1,218
Integrated Device Technology Inc./(1)/          53         1,066
Newfield Exploration Co./(1)/                   36         1,051
Vitesse Semiconductor Corp./(1)/               124           961
Valhi Inc.                                      60           798
Aviron/(1)/                                     26           647
TIBCO Software Inc./(1)/                        76           558
Allegiance Telecom Inc./(1)/                   163           491
Global Power Equipment Group Inc./(1)/          30           456
Talbots Inc. (The)                              20           449
DoubleClick Inc./(1)/                           71           405
----------------------------------------------------------------

TOTAL COMMON STOCKS
(Cost: $15,720,218)                                   13,953,417
----------------------------------------------------------------

REPURCHASE AGREEMENT - 0.09%
----------------------------------------------------------------
Investors Bank & Trust Tri-Party
  Repurchase Agreement, dated 09/28/01,
  due 10/01/01, with a maturity value
  of $12,434 and an effective yield of
  2.90%.                                   $12,431        12,431
----------------------------------------------------------------

TOTAL REPURCHASE AGREEMENT
(Cost: $12,431)                                           12,431
----------------------------------------------------------------

TOTAL INVESTMENTS IN SECURITIES -- 99.82%
(Cost $15,732,649)                                    13,965,848
----------------------------------------------------------------

Other Assets, Less Liabilities -- 0.18%                   25,037
----------------------------------------------------------------

NET ASSETS -- 100.00%                                $13,990,885
================================================================
/(1)/ Non-income earning securities.

See notes to financial statements.

--------------------------------------------------------------------------------
iShares Schedules of Investments                                        page 189
iShares Trust
Statements of Assets and Liabilities
September 30, 2001 (Unaudited)

                                                                                      iShares Russell
                                                                  -------------------------------------------------------
                                                                      3000       3000 Growth  3000 Value        2000
                                                                   Index Fund    Index Fund   Index Fund     Index Fund
-------------------------------------------------------------------------------------------------------------------------
ASSETS
Investments at cost                                               $ 952,896,611  $27,727,412  $36,866,862  $2,005,695,566
                                                                  -------------------------------------------------------
Investments in securities, at market value (Note 1)/(1)/          $ 791,649,585  $19,438,500  $34,084,054  $1,660,227,921
Cash                                                                         24           -             -           1,681
Receivables:
   Investment securities sold                                           716,974         650        77,335         372,483
   Dividends and interest                                               798,009      16,195        59,413       2,347,434
   iShares sold                                                         242,069           -             -          77,800
                                                                  -------------------------------------------------------
Total Assets                                                        793,406,661  19,455,345    34,220,802   1,663,027,319
                                                                  -------------------------------------------------------

LIABILITIES
Payables:
   Investment securities purchased                                      700,085           -        76,727               -
   Collateral for securities on loan (Note 5)                        27,857,591   1,710,168       762,641     149,611,523
   iShares redeemed                                                           -           -             -         190,008
   Advisory fees (Note 2)                                               193,579       7,955        14,377         507,486
                                                                  -------------------------------------------------------
Total Liabilities                                                    28,751,255   1,718,123       853,745     150,309,017
                                                                  -------------------------------------------------------

NET ASSETS                                                        $ 764,655,406  $17,737,222  $33,367,057  $1,512,718,302
                                                                  =======================================================

Net assets consist of:
   Paid-in capital                                                $ 922,804,557  $29,598,326  $35,990,007  $1,837,449,780
   Undistributed net investment income                                2,355,631      29,060       190,309       5,537,200
   Undistributed net realized gain
     (loss)                                                             742,244  (3,601,252)      (30,451)     15,198,967
   Net unrealized depreciation                                     (161,247,026) (8,288,912)   (2,782,808)   (345,467,645)
                                                                  -------------------------------------------------------
NET ASSETS                                                        $ 764,655,406  $17,737,222  $33,367,057  $1,512,718,302
                                                                  =======================================================

iShares outstanding                                                  13,350,000     500,000       500,000      18,700,000
                                                                  =======================================================

Net asset value per iShare                                        $       57.28  $    35.47   $     66.73  $        80.89
                                                                  =======================================================

--------------------------------------------------------------------------------

/(1)/ Includes securities on loan with market values of $26,402,690, $1,655,327, $719,048 and $139,347,240, respectively. See Note 5.

See notes to financial statements.

--------------------------------------------------------------------------------
  page 190                                                              i|Shares
iShares Trust
Statements of Assets and Liabilities (continued)
September 30, 2001 (Unaudited)

                                                                                       iShares Russell
                                                                    ------------------------------------------------------
                                                                    2000 Growth    2000 Value       1000      1000 Growth
                                                                     Index Fund    Index Fund    Index Fund    Index Fund
--------------------------------------------------------------------------------------------------------------------------
ASSETS
Investments at cost                                                 $367,745,996  $581,709,593  $290,559,680  $482,412,942
                                                                    ------------------------------------------------------
Investments in securities, at market value (Note 1)/(1)/            $286,308,569  $535,979,810  $226,517,906  $387,738,405
Cash                                                                           -           298             -             -
Receivables:
   Investment securities sold                                            138,742             -       269,179             -
   Dividends and interest                                                144,590     1,174,187       273,681       338,308
                                                                    ------------------------------------------------------
Total Assets                                                         286,591,901   537,154,295   227,060,766   388,076,713
                                                                    ------------------------------------------------------

LIABILITIES
Payables:
   Investment securities purchased                                             -             -       267,182             -
   Collateral for securities on loan (Note 5)                         26,039,450    32,760,393     7,138,918    20,779,830
   Advisory fees (Note 2)                                                121,757       214,165        52,527       131,381
                                                                    ------------------------------------------------------
Total Liabilities                                                     26,161,207    32,974,558     7,458,627    20,911,211
                                                                    ------------------------------------------------------

NET ASSETS                                                          $260,430,694  $504,179,737  $219,602,139  $367,165,502
                                                                    ======================================================

Net assets consist of:
   Paid-in capital                                                  $358,453,002  $534,415,092  $286,508,644  $499,106,799
   Undistributed net investment income                                   195,743     3,360,186       887,685       644,348
   Undistributed net realized gain
     (loss)                                                          (16,780,624)   12,134,242    (3,752,416)  (37,911,108)
   Net unrealized depreciation                                       (81,437,427)  (45,729,783)  (64,041,774)  (94,674,537)
                                                                    ------------------------------------------------------
NET ASSETS                                                          $260,430,694  $504,179,737  $219,602,139  $367,165,502
                                                                    ======================================================

iShares outstanding                                                    5,650,000     4,500,000     4,000,000     8,250,000
                                                                    ======================================================

Net asset value per iShare                                          $      46.09  $     112.04  $      54.90  $      44.50
                                                                    ======================================================

--------------------------------------------------------------------------------

/(1)/ Includes securities on loan with market values of $24,116,974, $30,980,342, $6,777,797 and $19,959,500, respectively. See Note 5.

See notes to financial statements.

--------------------------------------------------------------------------------
iShares Financial Statements                                          page 191
iShares Trust
Statements of Assets and Liabilities (continued)
September 30, 2001 (Unaudited)

                                                                                         iShares Russell
                                                                      ------------------------------------------------------
                                                                       1000 Value     Midcap     Midcap Growth  Midcap Value
                                                                       Index Fund   Index Fund    Index Fund     Index Fund
----------------------------------------------------------------------------------------------------------------------------
ASSETS
Investments at cost                                                   $481,225,459  $44,902,630   $14,581,135   $15,732,649
                                                                      ------------------------------------------------------
Investments in securities, at market value (Note 1)/(1)/              $427,635,076  $38,148,899   $11,283,356   $13,965,848
Receivables:
   Investment securities sold                                            1,095,430            -             -             -
   Dividends and interest                                                  719,900       56,957         3,949        31,099
                                                                      ------------------------------------------------------
Total Assets                                                           429,450,406   38,205,856    11,287,305    13,996,947
                                                                      ------------------------------------------------------

LIABILITIES
Payables:
   Investment securities purchased                                       1,087,373            -             -             -
   Collateral for securities on loan (Note 5)                           15,158,936    2,999,543             -             -
   Advisory fees (Note 2)                                                  142,126       13,587         5,278         6,062
                                                                      ------------------------------------------------------
Total Liabilities                                                       16,388,435    3,013,130         5,278         6,062
                                                                      ------------------------------------------------------

NET ASSETS                                                            $413,061,971  $35,192,726   $11,282,027   $13,990,885
                                                                      ======================================================

Net assets consist of:
   Paid-in capital                                                    $466,026,050  $41,585,374   $14,617,987   $15,726,577
   Undistributed net investment income                                   2,217,687      112,514         2,234        61,556
   Undistributed net realized gain
     (loss)                                                             (1,591,383)     248,569       (40,415)      (30,447)
   Net unrealized depreciation                                         (53,590,383)  (6,753,731)   (3,297,779)   (1,766,801)
                                                                      ------------------------------------------------------
NET ASSETS                                                            $413,061,971  $35,192,726   $11,282,027   $13,990,885
                                                                      ======================================================

iShares outstanding                                                      7,900,000      700,000       200,000       200,000
                                                                      ======================================================

Net asset value per iShare                                            $      52.29  $     50.28   $     56.41   $     69.95
                                                                      ======================================================

--------------------------------------------------------------------------------

/(1)/ Includes securities on loan with market values of $14,357,209, $2,881,318, $- and $-, respectively. See Note 5.

See notes to financial statements.

--------------------------------------------------------------------------------
  page 192                                                              i|Shares
iShares Trust
Statements of Operations
For the six months ended September 30, 2001 (Unaudited)

                                                                                               iShares Russell
                                                                            -----------------------------------------------------
                                                                                3000      3000 Growth  3000 Value       2000
                                                                             Index Fund   Index Fund   Index Fund    Index Fund
---------------------------------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME
   Dividends                                                                $  3,950,786  $    61,757   $  339,965   $   8,254,182
   Interest                                                                       11,840          477          670          30,699
   Securities lending income                                                      32,460        1,292          929         248,361
                                                                            -----------------------------------------------------
Total investment income                                                        3,995,086       63,526      341,564       8,533,242
                                                                            -----------------------------------------------------

EXPENSES (NOTE 2)
   Advisory fees                                                                 590,829       26,600       43,437       1,124,052
                                                                            -----------------------------------------------------
Total expenses                                                                   590,829       26,600       43,437       1,124,052
                                                                            -----------------------------------------------------
Net investment income                                                          3,404,257       36,926      298,127       7,409,190
                                                                            -----------------------------------------------------

NET REALIZED AND UNREALIZED GAIN (LOSS)
   Net realized gain (loss) from investments                                   1,888,726   (3,466,357)      76,033      23,592,106
   Net change in unrealized appreciation (depreciation) on investments       (81,896,848)     823,824   (2,846,019)   (275,908,842)
                                                                            -----------------------------------------------------
Net realized and unrealized loss                                             (80,008,122)  (2,642,533)  (2,769,986)   (252,316,736)
                                                                            -----------------------------------------------------
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS                        $(76,603,865) $(2,605,607) $(2,471,859) $(244,907,546)
                                                                            =====================================================

--------------------------------------------------------------------------------

See notes to financial statements.

--------------------------------------------------------------------------------
iShares Financial Statements                                          page 193
iShares Trust
Statements of Operations (continued)
For the six months ended September 30, 2001 (Unaudited)

                                                             iShares Russell
                                          ------------------------------------------------------
                                          2000 Growth    2000 Value       1000      1000 Growth
                                           Index Fund    Index Fund    Index Fund    Index Fund
------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME
   Dividends                             $    475,756   $  4,862,942  $  1,583,342  $  1,083,604
   Interest                                     9,108         13,187         2,413         3,896
   Securities lending income                   70,468         41,706        10,763        17,564
                                         -------------------------------------------------------
Total investment income                       555,332      4,917,835     1,596,518     1,105,064
                                         -------------------------------------------------------

EXPENSES (NOTE 2)
   Advisory fees                              306,143        506,431       181,608       337,014
                                         -------------------------------------------------------
Total expenses                                306,143        506,431       181,608       337,014
                                         -------------------------------------------------------
Net investment income                         249,189      4,411,404     1,414,910       768,050
                                         -------------------------------------------------------

NET REALIZED AND UNREALIZED GAIN (LOSS)
   Net realized gain (loss) from
     investments                          (14,235,111)    12,836,500    (2,247,487)  (36,807,094)
   Net change in unrealized appreciation
     (depreciation) on investments        (48,451,728)   (55,231,689)  (20,677,970)  (43,035,538)
                                         -------------------------------------------------------
Net realized and unrealized loss          (62,686,839)   (42,395,189)  (22,925,457)  (79,842,632)
                                         -------------------------------------------------------
NET DECREASE IN NET ASSETS RESULTING
  FROM OPERATIONS                        $(62,437,650)  $(37,983,785) $(21,510,547) $(79,074,582)
                                         =======================================================

--------------------------------------------------------------------------------

See notes to financial statements.

--------------------------------------------------------------------------------
page 194                                                               i|Shares
iShares Trust
Statements of Operations (continued)
For the six months ended September 30, 2001 (Unaudited)

                                                                      iShares Russell
                                          ------------------------------------------------------------------------
                                           1000 Value          Midcap         Midcap Growth       Midcap Value
                                           Index Fund      Index Fund/(1)/    Index Fund/(1)/     Index Fund/(1)/
---------------------------------------------------------------------------------------------------------------
NET INVESTMENT INCOME
   Dividends                              $  3,317,438      $   125,451        $     8,260        $    68,399
   Interest                                      6,483              703                 46                 74
   Securities lending income                    12,521              754                  -                  -
                                          -------------------------------------------------------------------
Total investment income                      3,336,442          126,908              8,306             68,473
                                          -------------------------------------------------------------------

EXPENSES (NOTE 2)
   Advisory fees                               341,005           14,394              6,072              6,917
                                          -------------------------------------------------------------------
Total expenses                                 341,005           14,394              6,072              6,917
                                          -------------------------------------------------------------------
Net investment income                        2,995,437          112,514              2,234             61,556
                                          -------------------------------------------------------------------

NET REALIZED AND UNREALIZED GAIN (LOSS)
   Net realized gain (loss) from
     investments                              (732,663)         248,569            (40,415)           (30,447)
   Net change in unrealized appreciation
     (depreciation) on investments         (43,775,264)      (6,753,731)        (3,297,779)        (1,766,801)
                                          -------------------------------------------------------------------
Net realized and unrealized loss           (44,507,927)      (6,505,162)        (3,338,194)        (1,797,248)
                                          -------------------------------------------------------------------
NET DECREASE IN NET ASSETS RESULTING
  FROM OPERATIONS                         $(41,512,490)     $(6,392,648)       $(3,335,960)       $(1,735,692)
                                          ========================================================================

--------------------------------------------------------------------------------

/(1)/ For the period from July 17, 2001 (commencement of operations) to September 30, 2001.

See notes to financial statements.

--------------------------------------------------------------------------------
iShares Financial Statements                                            page 195
iShares Trust
Statements of Changes in Net Assets

                                                iShares Russell 3000               iShares Russell 3000
                                                     Index Fund                      Growth Index Fund
                                          ---------------------------------  ---------------------------------
                                                           For the period                     For the period
                                           For the six      May 22, 2000      For the six      July 24, 2000
                                           months ended     (Commencement     months ended     (Commencement
                                          Sept. 30, 2001  of operations) to  Sept. 30, 2001  of operations) to
                                           (Unaudited)     March 31, 2001     (Unaudited)     March 31, 2001
--------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS

Operations:
   Net investment income                   $  3,404,257     $  1,676,254      $     36,926     $     25,132
   Net realized gain (loss)                   1,888,726       (1,098,311)       (3,466,357)        (134,320)
   Net change in unrealized appreciation
     (depreciation)                         (81,896,848)     (79,350,178)          823,824       (9,112,736)
                                          -----------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                 (76,603,865)     (78,772,235)       (2,605,607)      (9,221,924)
                                          -----------------------------------------------------------------

Distributions to iShareholders:
   From net investment income                (1,224,667)      (1,485,754)           (8,255)         (24,738)
   From net realized gain                             -          (62,630)                -             (580)
                                          -----------------------------------------------------------------
Total distributions to iShareholders         (1,224,667)      (1,548,384)           (8,255)         (25,318)
                                          -----------------------------------------------------------------

iShares Transactions:
   iShares sold                             587,315,777      468,829,839                 -       29,598,326
   iShares redeemed                        (133,341,059)               -                 -                -
                                          -----------------------------------------------------------------
Net increase in net assets from iShares
  transactions                              453,974,718      468,829,839                 -       29,598,326
                                          -----------------------------------------------------------------
Increase (decrease) in net assets           376,146,186      388,509,220        (2,613,862)      20,351,084

NET ASSETS:
Beginning of period                         388,509,220                -        20,351,084                -
                                          -----------------------------------------------------------------
End of period                              $764,655,406     $388,509,220      $ 17,737,222     $ 20,351,084
                                          =================================================================

Undistributed net investment income
  included in net assets at end of
  period                                   $  2,355,631     $    176,041      $     29,060     $        389
                                          =================================================================

iSHARES ISSUED AND REDEEMED:
   iShares sold                               9,250,000        6,100,000                 -          500,000
   iShares redeemed                          (2,000,000)               -                 -                -
                                          -----------------------------------------------------------------
Net increase in iShares outstanding           7,250,000        6,100,000                 -          500,000
                                          =================================================================

                                                iShares Russell 3000
                                                  Value Index Fund
                                          ----------------------------------
                                                           For the period
                                           For the six      July 24, 2000
                                           months ended     (Commencement
                                          Sept. 30, 2001  of operations) to
                                           (Unaudited)     March 31, 2001
----------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS

Operations:
   Net investment income                   $    298,127     $    262,996
   Net realized gain (loss)                      76,033          (85,834)
   Net change in unrealized appreciation
     (depreciation)                          (2,846,019)          63,211
                                          ------------------------------
Net increase (decrease) in net assets
  resulting from operations                  (2,471,859)         240,373
                                          ------------------------------
Distributions to iShareholders:
   From net investment income                  (131,283)        (238,362)
   From net realized gain                             -          (21,819)
                                          ------------------------------
Total distributions to iShareholders           (131,283)        (260,181)
                                          ------------------------------
iShares Transactions:
   iShares sold                               3,754,573       32,235,434
   iShares redeemed                                   -                -
                                          ------------------------------
Net increase in net assets from iShares
  transactions                                3,754,573       32,235,434
                                          ------------------------------
Increase (decrease) in net assets             1,151,431       32,215,626

NET ASSETS:
Beginning of period                          32,215,626                -
                                          ------------------------------
End of period                              $ 33,367,057     $ 32,215,626
                                          ==============================
Undistributed net investment income
  included in net assets at end of
  period                                   $    190,309     $     23,465
                                          ==============================
iSHARES ISSUED AND REDEEMED:
   iShares sold                                  50,000          450,000
   iShares redeemed                                   -                -
                                          ------------------------------
Net increase in iShares outstanding              50,000          450,000
                                          ==============================

------------------------------------------------------------------------

See notes to financial statements.

--------------------------------------------------------------------------------
page 196                                                                iShares
iShares Trust
Statements of Changes in Net Assets (continued)

                                                iShares Russell 2000               iShares Russell 2000
                                                     Index Fund                      Growth Index Fund
                                          ---------------------------------  ---------------------------------
                                                           For the Period                     For the Period
                                           For the Six      May 22, 2000      For the Six      July 24, 2000
                                           months ended     (Commencement     months ended     (Commencement
                                          Sept. 30, 2001  of operations) to  Sept. 30, 2001  of operations) to
                                           (Unaudited)     March 31, 2001     (Unaudited)     March 31, 2001
--------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS

Operations:
   Net investment income                  $    7,409,190   $    4,098,260     $    249,189     $     74,296
   Net realized gain (loss)                   23,592,106       32,124,626      (14,235,111)      (1,259,134)
   Net change in unrealized appreciation
     (depreciation)                         (275,908,842)     (69,558,803)     (48,451,728)     (32,985,699)
                                          -----------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                 (244,907,546)     (33,335,917)     (62,437,650)     (34,170,537)
                                          -----------------------------------------------------------------

Distributions to iShareholders:
   From net investment income                 (2,557,947)      (3,293,260)         (67,072)         (59,813)
   From net realized gain                              -         (560,014)               -          (61,203)
                                          -----------------------------------------------------------------
Total distributions to iShareholders          (2,557,947)      (3,853,274)         (67,072)        (121,016)
                                          -----------------------------------------------------------------

iShares Transactions:
   iShares sold                            1,397,751,192      914,187,530      167,676,922      195,422,879
   iShares redeemed                         (351,506,731)    (163,059,005)               -       (5,872,832)
                                          -----------------------------------------------------------------
Net increase in net assets from iShares
  transactions                             1,046,244,461      751,128,525      167,676,922      189,550,047
                                          -----------------------------------------------------------------
Increase in net assets                       798,778,968      713,939,334      105,172,200      155,258,494

NET ASSETS:
Beginning of period                          713,939,334                -      155,258,494                -
                                          -----------------------------------------------------------------
End of period                             $1,512,718,302   $  713,939,334     $260,430,694     $155,258,494
                                          =================================================================

Undistributed net investment income
  included in net assets at end of
  period                                  $   5,537,200    $      685,957     $    195,743     $     13,626
                                          =================================================================

iSHARES ISSUED AND REDEEMED:
   iShares sold                              14,450,000         9,650,000        2,800,000        2,950,000
   iShares redeemed                          (3,700,000)       (1,700,000)               -         (100,000)
                                          -----------------------------------------------------------------
Net increase in iShares outstanding          10,750,000         7,950,000        2,800,000        2,850,000
                                          =================================================================

                                                iShares Russell 2000
                                                  Value Index Fund
                                          ---------------------------------
                                                           For the Period
                                           For the Six      July 24, 2000
                                           months ended     (Commencement
                                          Sept. 30, 2001  of operations) to
                                           (Unaudited)     March 31, 2001
---------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS

Operations:
   Net investment income                   $  4,411,404     $  2,067,018
   Net realized gain (loss)                  12,836,500        5,459,417
   Net change in unrealized appreciation
     (depreciation)                         (55,231,689)       9,501,906
                                          ------------------------------
Net increase (decrease) in net assets
  resulting from operations                 (37,983,785)      17,028,341
                                          ------------------------------
Distributions to iShareholders:
   From net investment income                (1,497,806)      (1,582,249)
   From net realized gain                             -          (31,344)
                                          ------------------------------
Total distributions to iShareholders         (1,497,806)      (1,613,593)
                                          ------------------------------

iShares Transactions:
   iShares sold                             282,195,653      282,606,517
   iShares redeemed                         (12,297,656)     (24,257,934)
                                          ------------------------------
Net increase in net assets from iShares
  transactions                              269,897,997      258,348,583
                                          ------------------------------
Increase in net assets                      230,416,406      273,763,331

NET ASSETS:
Beginning of period                         273,763,331                -
                                          ------------------------------
End of period                              $504,179,737     $273,763,331
                                          ==============================
Undistributed net investment income
  included in net assets at end of
  period                                   $  3,360,186     $    446,588
                                          ==============================

iSHARES ISSUED AND REDEEMED:
   iShares sold                               2,250,000        2,550,000
   iShares redeemed                            (100,000)        (200,000)
                                          ------------------------------
Net increase in iShares outstanding           2,150,000        2,350,000
                                          ==============================

--------------------------------------------------------------------------------

See notes to financial statements.

--------------------------------------------------------------------------------
iShares Financial Statements                                          page 197
iShares Trust
Statements of Changes in Net Assets (continued)

                                                IShares Russell 1000               iShares Russell 1000
                                                     Index Fund                      Growth Index Fund
                                          ---------------------------------  ---------------------------------
                                                           For the Period                     For the Period
                                           For the Six      May 15, 2000      For the Six      May 22, 2000
                                           months ended     (Commencement     months ended     (Commencement
                                          Sept. 30, 2001  of operations) to  Sept. 30, 2001  of operations) to
                                           (Unaudited)     March 31, 2001     (Unaudited)     March 31, 2001
--------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS

Operations:
   Net investment income                   $  1,414,910     $  2,180,181      $    768,050     $    184,289
   Net realized gain (loss)                  (2,247,487)          45,380       (36,807,094)        (951,935)
   Net change in unrealized appreciation
     (depreciation)                         (20,677,970)     (43,363,804)      (43,035,538)     (51,638,999)
                                          -----------------------------------------------------------------
Net increase (decrease) in net assets
  resulting from operations                 (21,510,547)     (41,138,243)      (79,074,582)     (52,406,645)
                                          -----------------------------------------------------------------

Distributions to iShareholders:
   From net investment income                  (619,863)      (2,081,133)         (130,052)        (177,939)
   From net realized gain                             -           (4,709)                -         (152,079)
                                          -----------------------------------------------------------------
Total distributions to iShareholders           (619,863)      (2,085,842)         (130,052)        (330,018)
                                          -----------------------------------------------------------------

iShares Transactions:
   iShares sold                              81,913,408      274,084,836       294,834,592      261,814,210
   iShares redeemed                         (47,904,202)     (23,137,408)      (57,542,003)               -
                                          -----------------------------------------------------------------
Net increase in net assets from iShares
  transactions                               34,009,206      250,947,428       237,292,589      261,814,210
                                          -----------------------------------------------------------------
Increase in net assets                       11,878,796      207,723,343       158,087,955      209,077,547

NET ASSETS:
Beginning of period                         207,723,343                -       209,077,547                -
                                          -----------------------------------------------------------------
End of period                              $219,602,139     $207,723,343      $367,165,502     $209,077,547
                                          =================================================================

Undistributed net investment income
  included in net assets at end of
  period                                   $    887,685     $     92,638      $    644,348     $      6,350
                                          =================================================================

iSHARES ISSUED AND REDEEMED:
   iShares sold                               1,350,000        3,700,000         5,300,000        4,100,000
   iShares redeemed                            (750,000)        (300,000)       (1,150,000)               -
                                          -----------------------------------------------------------------
Net increase in iShares outstanding             600,000        3,400,000         4,150,000        4,100,000
                                          =================================================================

                                                iShares Russell 1000
                                                  Value Index Fund
                                          ---------------------------------
                                                           For the Period
                                           For the Six      May 22, 2000
                                           months ended     (Commencement
                                          Sept. 30, 2001  of operations) to
                                           (Unaudited)     March 31, 2001
---------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS

Operations:
   Net investment income                   $  2,995,437     $  1,419,312
   Net realized gain (loss)                    (732,663)      10,244,219
   Net change in unrealized appreciation
     (depreciation)                         (43,775,264)      (9,815,119)
                                          ------------------------------
Net increase (decrease) in net assets
  resulting from operations                 (41,512,490)       1,848,412
                                          ------------------------------

Distributions to iShareholders:
   From net investment income                  (897,403)      (1,295,030)
   From net realized gain                             -                -
                                          ------------------------------
Total distributions to iShareholders           (897,403)      (1,295,030)
                                          ------------------------------

iShares Transactions:
   iShares sold                             296,913,179      281,586,524
   iShares redeemed                         (32,446,422)     (91,134,799)
                                          ------------------------------
Net increase in net assets from iShares
  transactions                              264,466,757      190,451,725
                                          ------------------------------
Increase in net assets                      222,056,864      191,005,107

NET ASSETS:
Beginning of period                         191,005,107                -
                                          ------------------------------
End of period                              $413,061,971     $191,005,107
                                          ==============================
Undistributed net investment income
  included in net assets at end of
  period                                   $  2,217,687     $    119,653
                                          ==============================

iSHARES ISSUED AND REDEEMED:
   iShares sold                               5,050,000        4,950,000
   iShares redeemed                            (550,000)      (1,550,000)
                                          ------------------------------
Net increase in iShares outstanding           4,500,000        3,400,000
                                          ==============================

--------------------------------------------------------------------------------

See notes to financial statements.

--------------------------------------------------------------------------------
  page 198                                                              i|Shares
iShares Trust
Statements of Changes in Net Assets (continued)

                                          iShares Russell Midcap  iShares Russell Midcap  iShares Russell Midcap
                                                Index Fund          Growth Index Fund        Value Index Fund
                                          ----------------------  ----------------------  ----------------------
                                              For the Period          For the Period          For the Period
                                              July 17, 2001           July 17, 2001           July 17, 2001
                                              (Commencement           (Commencement           (Commencement
                                            of operations) to       of operations) to       of operations) to
                                              Sept. 30, 2001          Sept. 30, 2001          Sept. 30, 2001
                                               (Unaudited)             (Unaudited)             (Unaudited)
----------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS

Operations:
   Net investment income                       $   112,514             $     2,234             $    61,556
   Net realized gain (loss)                        248,569                 (40,415)                (30,447)
   Net change in unrealized appreciation
     (depreciation)                             (6,753,731)             (3,297,779)             (1,766,801)
                                          ----------------------------------------------------------------
Net decrease in net assets resulting
  from operations                               (6,392,648)             (3,335,960)             (1,735,692)
                                          ----------------------------------------------------------------

iShares Transactions:
   iShares sold                                 50,379,381              14,617,987              15,726,577
   iShares redeemed                             (8,794,007)                      -                       -
                                          ----------------------------------------------------------------
Net increase in net assets from iShares
  transactions                                  41,585,374              14,617,987              15,726,577
                                          ----------------------------------------------------------------
Increase in net assets                          35,192,726              11,282,027              13,990,885

NET ASSETS:
Beginning of period                                      -                       -                       -
                                          ----------------------------------------------------------------
End of period                                  $35,192,726             $11,282,027             $13,990,885
                                          ================================================================

Undistributed net investment income
  included in net assets at end of
  period                                       $   112,514             $     2,234             $    61,556
                                          ================================================================

iSHARES ISSUED AND REDEEMED:
   iShares sold                                    850,000                 200,000                 200,000
   iShares redeemed                               (150,000)                      -                       -
                                          ----------------------------------------------------------------
Net increase in iShares outstanding                700,000                 200,000                 200,000
                                          ================================================================

--------------------------------------------------------------------------------

See notes to financial statements.

--------------------------------------------------------------------------------
iShares Financial Statements                                          page 199
iShares Trust
Financial Highlights
(For a share outstanding throughout each period)

                                                   iShares Russell 3000                   iShares Russell 3000
                                                        Index Fund                          Growth Index Fund
                                            -----------------------------------    -----------------------------------
                                                                 Period from                            Period from
                                              Six months        May 22, 2000         Six months        July 24, 2000
                                                ended           (Commencement          ended           (Commencement
                                            Sept. 30, 2001    of operations) to    Sept. 30, 2001    of operations) to
                                             (Unaudited)       March 31, 2001       (Unaudited)       March 31, 2001
----------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period           $  63.69           $  76.23            $ 40.70             $ 68.63
                                            ---------------------------------------------------------------------
Income from investment operations:
   Net investment income                           0.29               0.51               0.08                0.06
   Net realized and unrealized gain
     (loss)                                       (6.56)            (12.56)             (5.29)             (27.93)
                                            ---------------------------------------------------------------------
Total from investment operations                  (6.27)            (12.05)             (5.21)             (27.87)
                                            ---------------------------------------------------------------------
Less distributions from:
   Net investment income                          (0.14)             (0.48)             (0.02)              (0.06)
   Net realized gain                                  -              (0.01)                 -               (0.00)/(3)/
                                            ---------------------------------------------------------------------
Total distributions                               (0.14)             (0.49)             (0.02)              (0.06)
                                            ---------------------------------------------------------------------
Net asset value, end of period                 $  57.28           $  63.69            $ 35.47             $ 40.70
                                            =====================================================================

Total return (not annualized)                     (9.88)%           (15.90)%           (12.82)%            (40.62)%
                                            =====================================================================

Ratios/supplemental data:
   Net assets, end of period (000s)            $764,655           $388,509            $17,737             $20,351
   Ratio of expenses to average net
     assets/(1)/                                   0.20%              0.20%              0.25%               0.25%
   Ratio of net investment income to
     average net assets/(1)/                       1.15%              1.09%              0.35%               0.20%
   Portfolio turnover rate/(2)/                       5%                 3%                22%                  3%
----------------------------------------------------------------------------------------------------------------------

                                                 iShares Russell 3000
                                                   Value Index Fund
                                          -----------------------------------
                                                               Period from
                                            Six months        July 24, 2000
                                              ended           (Commencement
                                          Sept. 30, 2001    of operations) to
                                           (Unaudited)       March 31, 2001
-----------------------------------------------------------------------------
Net asset value, beginning of period         $ 71.59             $ 69.91
                                          ------------------------------
Income from investment operations:
   Net investment income                        0.62                0.83
   Net realized and unrealized gain
     (loss)                                    (5.19)               1.71
                                          ------------------------------
Total from investment operations               (4.57)               2.54
                                          ------------------------------
Less distributions from:
   Net investment income                       (0.29)              (0.77)
   Net realized gain                               -               (0.09)
                                          ------------------------------
Total distributions                            (0.29)              (0.86)
                                          ------------------------------
Net asset value, end of period               $ 66.73             $ 71.59
                                          ==============================
Total return (not annualized)                  (6.43)%              3.60%
                                          ==============================
Ratios/supplemental data:
   Net assets, end of period (000s)          $33,367             $32,216
   Ratio of expenses to average net
     assets/(1)/                                0.25%               0.25%
   Ratio of net investment income to
     average net assets/(1)/                    1.72%               1.67%
   Portfolio turnover rate/(2)/                   15%                  4%
--------------------------------------------------------------------------------

/(1)/  Annualized for periods of less than one year.
/(2)/ Excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.
/(3)/  Rounds to less than $0.01.

See notes to financial statements.

--------------------------------------------------------------------------------
  page 200                                                              i|Shares
iShares Trust
Financial Highlights (continued)
(For a share outstanding throughout each period)

                                                   iShares Russell 2000                   iShares Russell 2000
                                                        Index Fund                          Growth Index Fund
                                            -----------------------------------    -----------------------------------
                                                                 Period from                            Period from
                                              Six months        May 22, 2000         Six months        July 24, 2000
                                                ended           (Commencement          ended           (Commencement
                                            Sept. 30, 2001    of operations) to    Sept. 30, 2001    of operations) to
                                             (Unaudited)       March 31, 2001       (Unaudited)       March 31, 2001
----------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period          $    89.80          $  94.33            $  54.48           $  81.36
                                            ---------------------------------------------------------------------
Income from investment operations:
   Net investment income                            0.49              0.98                0.05               0.05
   Net realized and unrealized gain
     (loss)                                        (9.12)            (4.47)              (8.42)            (26.85)
                                            ---------------------------------------------------------------------
Total from investment operations                   (8.63)            (3.49)              (8.37)            (26.80)
                                            ---------------------------------------------------------------------
Less distributions from:
   Net investment income                           (0.28)            (0.88)              (0.02)             (0.04)
   Net realized gain                                   -             (0.16)                  -              (0.04)
                                            ---------------------------------------------------------------------
Total distributions                                (0.28)            (1.04)              (0.02)             (0.08)
                                            ---------------------------------------------------------------------
Net asset value, end of period                $    80.89          $  89.80            $  46.09           $  54.48
                                            =====================================================================

Total return (not annualized)                      (9.68)%           (3.77)%            (15.37)%           (32.96)%
                                            =====================================================================

Ratios/supplemental data:
   Net assets, end of period (000s)           $1,512,718          $713,939            $260,431           $155,258
   Ratio of expenses to average net
     assets/(1)/                                    0.20%             0.20%               0.25%              0.25%
   Ratio of net investment income to
     average net assets/(1)/                        1.32%             1.39%               0.20%              0.14%
   Portfolio turnover rate/(2)/                       19%               39%                 28%                 9%
-----------------------------------------------------------------------------------------------------------------

                                                 iShares Russell 2000
                                                   Value Index Fund
                                          -----------------------------------
                                                               Period from
                                            Six months        July 24, 2000
                                              ended           (Commencement
                                          Sept. 30, 2001    of operations) to
                                           (Unaudited)       March 31, 2001
-----------------------------------------------------------------------------
Net asset value, beginning of period         $ 116.50           $ 103.35
                                          ------------------------------
Income from investment operations:
   Net investment income                         1.09               1.49
   Net realized and unrealized gain
     (loss)                                     (5.02)             12.97
                                          ------------------------------
Total from investment operations                (3.93)             14.46
                                          ------------------------------
Less distributions from:
   Net investment income                        (0.53)             (1.28)
   Net realized gain                                -              (0.03)
                                          ------------------------------
Total distributions                             (0.53)             (1.31)
                                          ------------------------------
Net asset value, end of period               $ 112.04           $ 116.50
                                          ==============================
Total return (not annualized)                   (3.42)%            14.05%
                                          ==============================
Ratios/supplemental data:
   Net assets, end of period (000s)          $504,180           $273,763
   Ratio of expenses to average net
     assets/(1)/                                 0.25%              0.25%
   Ratio of net investment income to
     average net assets/(1)/                     2.17%              2.40%
   Portfolio turnover rate/(2)/                    22%                 9%
--------------------------------------------------------------------------------

/(1)/  Annualized for periods of less than one year.
/(2)/ Excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

--------------------------------------------------------------------------------
iShares Financial Highlights                                          page 201
iShares Trust
Financial Highlights (continued)
(For a share outstanding throughout each period)

                                                   iShares Russell 1000                   iShares Russell 1000
                                                        Index Fund                          Growth Index Fund
                                            -----------------------------------    -----------------------------------
                                                                 Period from                            Period from
                                              Six months        May 15, 2000         Six months        May 22, 2000
                                                ended           (Commencement          ended           (Commencement
                                            Sept. 30, 2001    of operations) to    Sept. 30, 2001    of operations) to
                                             (Unaudited)       March 31, 2001       (Unaudited)       March 31, 2001
----------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period           $  61.10           $  76.78            $  50.99           $  79.30
                                            ---------------------------------------------------------------------
Income from investment operations:
   Net investment income                           0.35               0.64                0.10               0.14
   Net realized and unrealized gain
     (loss)                                       (6.39)            (15.71)              (6.57)            (28.20)
                                            ---------------------------------------------------------------------
Total from investment operations                  (6.04)            (15.07)              (6.47)            (28.06)
                                            ---------------------------------------------------------------------
Less distributions from:
   Net investment income                          (0.16)             (0.61)              (0.02)             (0.14)
   Net realized gain                                  -              (0.00)(3)               -              (0.11)
                                            ---------------------------------------------------------------------
Total distributions                               (0.16)             (0.61)              (0.02)             (0.25)
                                            ---------------------------------------------------------------------
Net asset value, end of period                 $  54.90           $  61.10            $  44.50           $  50.99
                                            =====================================================================

Total return (not annualized)                     (9.94)%           (19.75)%            (12.70)%           (35.47)%
                                            =====================================================================

Ratios/supplemental data:
   Net assets, end of period (000s)            $219,602           $207,723            $367,166           $209,078
   Ratio of expenses to average net
     assets/(1)/                                   0.15%              0.15%               0.20%              0.20%
   Ratio of net investment income to
     average net assets/(1)/                       1.17%              1.01%               0.45%              0.26%
   Portfolio turnover rate/(2)/                       7%                 9%                 24%                11%
----------------------------------------------------------------------------------------------------------------------

                                                 iShares Russell 1000
                                                   Value Index Fund
                                          -----------------------------------
                                                               Period from
                                            Six months        May 22, 2000
                                              ended           (Commencement
                                          Sept. 30, 2001    of operations) to
                                           (Unaudited)       March 31, 2001
-----------------------------------------------------------------------------
Net asset value, beginning of period         $  56.18           $  56.10
                                          ------------------------------
Income from investment operations:
   Net investment income                         0.42               0.66
   Net realized and unrealized gain
     (loss)                                     (4.14)              0.04
                                          ------------------------------
Total from investment operations                (3.72)              0.70
                                          ------------------------------
Less distributions from:
   Net investment income                        (0.17)             (0.62)
   Net realized gain                                -                  -
                                          ------------------------------
Total distributions                             (0.17)             (0.62)
                                          ------------------------------
Net asset value, end of period               $  52.29           $  56.18
                                          ==============================
Total return (not annualized)                   (6.66)%             1.22%
                                          ==============================
Ratios/supplemental data:
   Net assets, end of period (000s)          $413,062           $191,005
   Ratio of expenses to average net
     assets/(1)/                                 0.20%              0.20%
   Ratio of net investment income to
     average net assets/(1)/                     1.75%              1.64%
   Portfolio turnover rate/(2)/                    17%                 9%
--------------------------------------------------------------------------------

/(1)/  Annualized for periods of less than one year.
/(2)/ Excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.
/(3)/  Rounds to less than $0.01.

See notes to financial statements.

--------------------------------------------------------------------------------
  page 202                                                              i|Shares
iShares Trust
Financial Highlights (continued)
(for a share outstanding throughout each period)

                                            iShares Russell Midcap    iShares Russell Midcap    iShares Russell Midcap
                                                  Index Fund            Growth Index Fund          Value Index Fund
                                            ----------------------    ----------------------    ----------------------
                                                 Period from               Period from               Period from
                                                July 17, 2001             July 17, 2001             July 17, 2001
                                                (Commencement             (Commencement             (Commencement
                                                of operations)            of operations)            of operations)
                                              to Sept. 30, 2001         to Sept. 30, 2001         to Sept. 30, 2001
                                                 (Unaudited)               (Unaudited)               (Unaudited)
----------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of period               $ 59.55                   $ 73.06                   $ 78.86
                                            --------------------------------------------------------------------------
Income from investment operations:
   Net investment income                              0.16                      0.01                      0.31
   Net realized and unrealized loss                  (9.43)                   (16.66)                    (9.22)
                                            --------------------------------------------------------------------------
Total from investment operations                     (9.27)                   (16.65)                    (8.91)
                                            --------------------------------------------------------------------------
Net asset value, end of period                     $ 50.28                   $ 56.41                   $ 69.95
                                            ==========================================================================

Total return (not annualized)                       (15.57)%                  (22.79)%                  (11.30)%
                                            ==========================================================================

Ratios/Supplemental data:
   Net assets, end of period (000s)                $35,193                   $11,282                   $13,991
   Ratio of expenses to average net
     assets/(1)/                                      0.20%                     0.25%                     0.25%
   Ratio of net investment income to
     average net assets/(1)/                          1.54%                     0.09%                     2.19%
   Portfolio turnover rate/(2)/                          2%                        2%                        2%
----------------------------------------------------------------------------------------------------------------------

/(1)/ Annualized for periods of less than one year.
/(2)/ Excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

--------------------------------------------------------------------------------
iShares Financial Highlights                                            Page 203
iShares Trust
Notes to the Financial Statements (Unaudited)

1.  SIGNIFICANT ACCOUNTING POLICIES

    iShares Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open.end management investment company. The Trust was established as a Delaware business trust pursuant to an Agreement and Declaration of Trust dated December 16, 1999. As of September 30, 2001, the Trust offered over 40 investment portfolios or funds.

    The funds offered by the Trust, along with their respective exchange trading symbols are:

iShares S&P Series                     iShares Dow Jones Series                  iShares Russell Series
------------------                     ------------------------                  ----------------------
 .  iShares S&P 100 Index Fund          .  iShares Dow Jones U.S. Total           .  iShares Russell 3000 Index
   (OEF)                                  Market Index Fund (IYY)                   Fund (IWV)
 .  iShares S&P 500 Index Fund          .  iShares Dow Jones U.S. Basic           .  iShares Russell 3000 Growth
   (IVV)                                  Materials Sector Index Fund               Index Fund (IWZ)
 .  iShares S&P 500/BARRA Growth           (IYM)                                  .  iShares Russell 3000 Value
   Index Fund (IVW)                    .  iShares Dow Jones U.S.                    Index Fund (IWW)
 .  iShares S&P 500/BARRA Value            Consumer Cyclical Sector Index         .  iShares Russell 2000 Index
   Index Fund (IVE)                       Fund (IYC)                                Fund (IWM)
 .  iShares S&P MidCap 400 Index        .  iShares Dow Jones U.S.                 .  iShares Russell 2000 Growth
   Fund (IJH)                             Consumer Non-Cyclical Sector              Index Fund (IWO)
 .  iShares S&P MidCap 400/BARRA           Index Fund (IYK)                       .  iShares Russell 2000 Value
   Growth Index Fund (IJK)             .  iShares Dow Jones U.S. Energy             Index Fund (IWN)
 .  iShares S&P MidCap 400/BARRA           Sector Index Fund (IYE)                .  iShares Russell 1000 Index
   Value Index Fund (IJJ)              .  iShares Dow Jones U.S.                    Fund (IWB)
 .  iShares S&P SmallCap 600 Index         Financial Sector Index Fund            .  iShares Russell 1000 Growth
   Fund (IJR)                             (IYF)                                     Index Fund (IWF)
 .  iShares S&P SmallCap 600/BARRA      .  iShares Dow Jones U.S.                 .  iShares Russell 1000 Value
   Growth Index Fund (IJT)                Healthcare Sector Index Fund              Index Fund (IWD)
 .  iShares S&P SmallCap 600/BARRA         (IYH)                                  .  iShares Russell Midcap Index
   Value Index Fund (IJS)              .  iShares Dow Jones U.S.                    Fund (IWR)
 .  iShares S&P Global 100 Index           Industrial Sector Index Fund           .  iShares Russell Midcap Growth
   Fund (IOO)                             (IYJ)                                     Index Fund (IWP)
 .  iShares S&P Europe 350 Index        .  iShares Dow Jones U.S.                 .  iShares Russell Midcap Value
   Fund (IEV)                             Technology Sector Index Fund              Index Fund (IWS)
 .  iShares S&P/TSE 60 Index Fund          (IYW)
   (IKC)                               .  iShares Dow Jones U.S.                    iShares Goldman Sachs Series
                                                                                    ----------------------------
iShares Cohen & Steers Series             Telecommunications Sector Index        .  iShares Goldman Sachs
-----------------------------
 .  iShares Cohen & Steers Realty          Fund (IYZ)                                Technology Index Fund (IGM)
   Majors Index Fund (ICF)             .  iShares Dow Jones U.S.                 .  iShares Goldman Sachs
                                          Utilities Sector Index Fund (IDU)         Networking Index Fund (IGN)
iShares Nasdaq Series                  .  iShares Dow Jones U.S.                 .  iShares Goldman Sachs
---------------------
 .  iShares Nasdaq Biotechnology           Chemicals Index Fund (IYD)                Semiconductor Index Fund (IGW)
   Index Fund (IBB)                    .  iShares Dow Jones U.S.                 .  iShares Goldman Sachs Software
                                          Financial Services Index Fund (IYG)       Index Fund (IGV)
iShares MSCI Series                    .  iShares Dow Jones U.S.
-------------------
 .  iShares MSCI EAFE Index Fund           Internet Index Fund (IYV)
   (EFA)                               .  iShares Dow Jones U.S. Real
                                          Estate Index Fund (IYR)

    The investment objective of each fund is to seek investment results that correspond generally to the price and yield performance, before fees and expenses, of its underlying index, as indicated in the name of each fund. The investment advisor uses a "passive" or index approach to try to achieve each fund's investment objective.

--------------------------------------------------------------------------------
page 204                                                                i|Shares
iShares Trust
Notes to the Financial Statements (Unaudited) (continued)

    These financial statements relate only to the iShares Russell Index Funds (each a "Fund", collectively the "Funds"). Each of the Funds is classified as a diversified fund under the 1940 Act, except for the iShares Russell 1000 Growth Index Fund, which is classified as a non-diversified fund. Non-diversified funds generally hold stocks of fewer companies than diversified funds and may be more susceptible to the risks associated with these particular companies, or to a single economic, political or regulatory occurrence.

    The following significant accounting policies are consistently followed by the Trust in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America ("U.S. GAAP") for investment companies. The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions. Actual results could differ from those estimates.

    SECURITY VALUATION

    Equity securities are valued at the last sales price on the primary securities exchange or national securities market on which such securities are traded. Securities not listed on an exchange or national securities market, or securities for which there was no sale price, are valued at the latest quoted bid prices. U.S. Government obligations are valued at the latest quoted bid price. Debt securities maturing in 60 days or less are valued at amortized cost, which approximates market value. Mutual fund shares are valued at net asset value. Any securities, including restricted securities or other assets for which market quotations are not readily available, are valued at fair value as determined in good faith in accordance with policies approved by the Board of Trustees of the Trust.

    SECURITY TRANSACTIONS AND INCOME RECOGNITION

    Security transactions are accounted for on trade date. Dividend income is recognized on the ex-dividend date, and interest income is accrued daily. Realized gains and losses on investment transactions are determined using the specific identification method.

    DISTRIBUTIONS TO SHAREHOLDERS

    Distributions to shareholders from net investment income, if any, are declared and distributed at least annually by each Fund. Distributions of net realized capital gains, if any, generally are declared and distributed once a year. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes.

    FEDERAL INCOME TAXES

    Each Fund is treated as a separate entity for federal income tax purposes. It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its net income and any net gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes was required for the six months ended September 30, 2001.

    At March 31, 2001, the Funds' tax year end, the iShares Russell 1000 Value Index Fund had a tax basis net capital loss carryforward of $99,151. Such losses may be applied against any net realized taxable gains in each succeeding year or until their respective expiration date (March 31, 2009) whichever occurs first.

    For the six months ended September 30, 2001, certain Funds realized net capital gains or losses resulting from in.kind redemptions of large blocks of 50,000 iShares ("Creation Units"). Because such gains or losses are not taxable to the Funds, and are

--------------------------------------------------------------------------------
iShares Notes to the Financial Statements                               page 205
iShares Trust
Notes to the Financial Statements (Unaudited) (continued)

not distributed to existing Fund shareholders, the gains or losses are reclassed from accumulated net realized gains or losses to paid-in-capital at the end of the Funds' tax year end. The in-kind gains or losses for the six months ended September 30, 2001 were as follows:

  ---------------------------------------
  iShares Index Fund               Amount
  ---------------------------------------
  Russell 3000                $13,010,043
  Russell 3000 Value              183,524
  Russell 2000                 67,469,796
  Russell 2000 Growth           7,816,480
  Russell 2000 Value           14,620,778
  Russell 1000                  5,201,397
  Russell 1000 Growth           2,171,436
  Russell 1000 Value            4,992,234
  Russell Midcap Value            680,190
  ---------------------------------------

    REPURCHASE AGREEMENTS

    Each Fund may enter into repurchase agreements with banks and securities dealers. These transactions involve the purchase of securities with a simultaneous commitment to resell the securities to the bank or the dealer at an agreed-upon date and price. A repurchase agreement is accounted for as a loan by the Fund to the seller, collateralized by securities, which are delivered to the Funds' custodian or to an agent bank under a tri-party agreement. The securities are marked-to-market daily and additional securities are acquired as needed, to ensure that their value equals or exceeds the repurchase price plus accrued interest.

    The repurchase agreements held by each Fund at September 30, 2001 were fully collateralized by U.S. Government obligations with interest rates from 0.00% to 6.25%, maturity dates from 06/30/02 to 02/15/29 and aggregate market values as follows:

  ---------------------------------------
                                Aggregate
                                   Market
  iShares Index Fund                Value
  ---------------------------------------
  Russell 3000                 $  871,695
  Russell 3000 Growth               7,442
  Russell 3000 Value                9,800
  Russell 2000                  2,277,513
  Russell 2000 Growth             131,573
  Russell 2000 Value              317,316
  Russell 1000                    119,466
  Russell 1000 Growth             187,667
  Russell 1000 Value              205,617
  Russell Midcap                   43,113
  Russell Midcap Growth            10,526
  Russell Midcap Value             20,894
  ---------------------------------------

2.  AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

    Pursuant to an Investment Advisory Agreement with the Trust, Barclays Global Fund Advisors ("BGFA") manages the investment of each Fund's assets. BGFA is a California corporation indirectly owned by Barclays Bank PLC. Under this agreement, BGFA is responsible for all expenses ("Covered Expenses") of the Trust, including the cost of transfer agency, custody, fund administration, legal,
--------------------------------------------------------------------------------
  page 206                                                              i|Shares
iShares Trust
Notes to the Financial Statements (Unaudited) (continued)

audit and other services, except interest, taxes, brokerage commissions and other expenses connected with the executions of portfolio transactions, distribution fees and extraordinary expenses. Expenses related to the organization and initial registration of the Trust were borne by BGFA.

    For its investment management services to each Fund, BGFA is entitled to an annual advisory fee based on the average daily net assets of each Fund as follows:


  --------------------------------------
                                Advisory
  iShares Index Fund                 Fee
  --------------------------------------
  Russell 3000                     0.20%
  Russell 3000 Growth              0.25
  Russell 3000 Value               0.25
  Russell 2000                     0.20
  Russell 2000 Growth              0.25
  Russell 2000 Value               0.25
  Russell 1000                     0.15
  Russell 1000 Growth              0.20
  Russell 1000 Value               0.20
  Russell Midcap                   0.20
  Russell Midcap Growth            0.25
  Russell Midcap Value             0.25
  -------------------------------------

    Investors Bank & Trust Company ("Investors Bank") serves as administrator, custodian, transfer agent and securities lending agent for the Funds. As compensation for its services, Investors Bank receives certain out-of-pocket costs, transaction fees, and asset-based fees, which are accrued daily and paid monthly. These fees are Covered Expenses as defined above.

    SEI Investments Distribution Company serves as each Fund's underwriter and distributor of the shares of each Fund, pursuant to a Distribution Agreement with the Trust. The distributor will deliver the Prospectus and Statement of Additional Information, if so requested, to persons purchasing Creation Units and will maintain records of both orders placed with it and confirmations of acceptance furnished by it.

    Barclays Global Investors Services ("BGIS"), a subsidiary of Barclays Global Investors, N.A., may serve as a broker-dealer for the Funds. For the six months ended September 30, 2001, BGIS received the following amounts in brokerage commissions related to the purchases and sales of portfolio investments:

  -------------------------------------
                            Commissions
                                Paid To
  iShares Index Fund               BGIS
  -------------------------------------
  Russell 3000              $     5,646
  Russell 2000                    1,793
  Russell 2000 Growth               578
  Russell 2000 Value                265
  Russell 1000                    4,821
  Russell 1000 Growth             8,218
  Russell 1000 Value             27,220
  Russell Midcap                     53
  -------------------------------------


--------------------------------------------------------------------------------
iShares Notes to the Financial Statements                               page 207
iShares Trust
Notes to the Financial Statements (Unaudited) (continued)

    Pursuant to Rule 17a-7 of the 1940 Act, certain Funds executed cross trades for the six months ended September 30, 2001. Cross trading is the buying or selling of portfolio securities between funds to which BGFA serves as investment advisor. All transactions were in compliance with the requirements and restrictions set forth by Rule 17a-7.

    Certain of the officers of the Trust are also employees of Investors Bank.

3.  INVESTMENT PORTFOLIO TRANSACTIONS

    Purchases and sales of investments (excluding in-kind transactions and short-term securities) for the six months ended September 30, 2001 were as follows:


  -------------------------------------------------------
  iShares Index Fund            Purchases       Sales
  -------------------------------------------------------
  Russell 3000                $ 35,482,099  $ 33,467,807
  Russell 3000 Growth            4,805,373     4,773,932
  Russell 3000 Value             5,284,141     5,189,620
  Russell 2000                 217,262,393   226,416,832
  Russell 2000 Growth           68,664,687    73,180,122
  Russell 2000 Value            89,887,935    93,294,688
  Russell 1000                  16,788,284    15,959,529
  Russell 1000 Growth           81,423,623    80,801,600
  Russell 1000 Value            58,916,894    57,384,046
  Russell Midcap                   538,181       456,576
  Russell Midcap Growt             176,376       306,852
  Russell Midcap Value             317,434       219,398
  -------------------------------------------------------

    In-kind transactions for the six months ended September 30, 2001 were as follows:

  -------------------------------------------------------
                                 In-Kind       In-Kind
  iShares Index Fund            Purchases       Sales
  -------------------------------------------------------
  Russell 3000              $  586,244,410  $133,184,851
  Russell 3000 Value             4,826,386       996,794
  Russell 2000               1,534,748,269   477,085,644
  Russell 2000
    Growth                     208,832,229    36,550,264
  Russell 2000 Value           365,737,102    89,812,101
  Russell 1000                  81,782,760    47,851,158
  Russell 1000
    Growth                     294,563,246    57,507,307
  Russell 1000 Value           305,167,677    40,549,361
  Russell Midcap                50,317,320     8,785,753
  Russell Midcap
    Growth                      14,742,350            --
  Russell Midcap
    Value                       15,652,629            --
  -------------------------------------------------------

--------------------------------------------------------------------------------
  page 208                                                              i|Shares
iShares Trust
Notes to the Financial Statements (Unaudited) (continued)

    At September 30, 2001, the aggregate unrealized appreciation and depreciation based on cost for federal income tax purposes were as follows:

  ------------------------------------------------------------------------------
                                                                             Net
                                 Tax    Unrealized     Unrealized     Unrealized
  iShares Index Fund            Cost  Appreciation   Depreciation   Depreciation
  ------------------------------------------------------------------------------
  Russell 3000        $  952,896,611  $ 13,760,890  $(175,007,916) $(161,247,026)
  Russell 3000
    Growth                27,727,412       467,945     (8,756,857)    (8,288,912)
  Russell 3000 Value      36,866,862     2,084,495     (4,867,303)    (2,782,808)
  Russell 2000         2,005,695,566    32,557,396   (378,025,041)  (345,467,645)
  Russell 2000
    Growth               367,745,996     9,551,634    (90,989,061)   (81,437,427)
  Russell 2000 Value     581,709,593    23,269,951    (68,999,734)   (45,729,783)
  Russell 1000           290,559,680    11,968,073    (76,009,847)   (64,041,774)
  Russell 1000
    Growth               482,412,942     4,782,643    (99,457,180)   (94,674,537)
  Russell 1000 Value     481,225,459     8,915,745    (62,506,128)   (53,590,383)
  Russell Midcap          44,902,630       556,243     (7,309,974)    (6,753,731)
  Russell Midcap
    Growth                14,581,135       209,922     (3,507,701)    (3,297,779)
  Russell Midcap
    Value                 15,732,649       256,710     (2,023,511)    (1,766,801)
  ------------------------------------------------------------------------------

4.  iSHARES TRANSACTIONS

    At September 30, 2001, there were an unlimited number of no par value shares of beneficial interest ("iShares") authorized. iShares are issued and redeemed by each Fund only in Creation Units or multiples thereof. Except when aggregated in Creation Units, iShares are not redeemable. Transactions in iShares for each Fund are disclosed in the Statements of Changes in Net Assets.

    The consideration for purchase of Creation Units of a Fund generally consists of the in-kind contribution of a designated portfolio of equity securities constituting a substantial replication, or a portfolio sampling representation, of the stocks involved in the relevant Fund's underlying index and an amount of cash. A purchase transaction fee and a redemption transaction fee are charged to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units of iShares.

5.  LOANS OF PORTFOLIO SECURITIES

    Each Fund may lend its investment securities to approved borrowers such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. Government. The initial collateral received is required to have a value of at least 102% of the market value of the loaned securities for securities denominated in U.S. dollars and a value of at least 105% for all other securities. The collateral is maintained thereafter, at a value equal to at least 100% of the current market value of the securities on loan. The risks to the Funds of securities lending are that the borrower may not provide additional collateral when required or return the securities when due.

--------------------------------------------------------------------------------
iShares Notes to the Financial Statements                               page 209
iShares Trust
Notes to the Financial Statements (Unaudited) (continued)

    As of September 30, 2001, the Funds had loaned securities which were collateralized by cash. The cash collateral received was invested in commercial paper and money market mutual funds. The market value of the securities on loan at September 30, 2001 and the value of the related collateral were as follows:

  ----------------------------------------------
                          Value of      Value of
  iShares Index Fund    Securities    Collateral
  ----------------------------------------------
  Russell 3000        $ 26,402,690  $ 27,857,591
  Russell 3000
    Growth               1,655,327     1,710,168
  Russell 3000 Value       719,048       762,641
  Russell 2000         139,347,240   149,611,523
  Russell 2000
    Growth              24,116,974    26,039,450
  Russell 2000 Value    30,980,342    32,760,393
  Russell 1000           6,777,797     7,138,918
  Russell 1000
    Growth              19,959,500    20,779,830
  Russell 1000 Value    14,357,209    15,158,936
  Russell Midcap         2,881,318     2,999,543
  ----------------------------------------------

--------------------------------------------------------------------------------
  page 210                                                            i|Shares

                            [LETTERHEAD OF iSHARES]

i|Shares                        45 Fremont                       www.ishares.com
-------------------------       San Francisco, CA                1-800-iSHARES
BARCLAYS GLOBAL INVESTORS       94105                            1-800-474-2737

                                     iShares are not sponsored,
                                     endorsed, issued, sold or
                                     promoted by Frank Russell
iShares are distributed by SEI       Company. Nor does this company
Investments Distribution Co.         make any representation regarding
Barclays Global Fund Advisors        the advisability of investing in
serves as an advisor to iShares      iShares.
and is a subsidiary of Barclays
Global Investors, N.A., neither of   (C)2001 Barclays Global Investors.
which is affiliated with SEI.        All rights reserved. iShares is a
                                     registered trademark of Barclays      This report is intended for the
                                     Global Investors, N.A. All other      Funds' shareholders. It may not be      Not FDIC insured
IBT serves as administrator,         trademarks, servicemarks, or          distributed to prospective investors    Have no bank
custodian, securities lending        registered trademarks are the         unless it is preceded or accompanied    guarantee May
agent and transfer agent for         property of their respective          by the current prospectus.              lose value
the iShares Russell Series.          owners.